UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2021
Vanguard Total International Bond Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	152
Liquidity Risk Management	154

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2021
Total International Bond Index Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$980.80	$0.64
ETF Shares	1,000.00	981.00	0.39
Admiral™ Shares	1,000.00	980.90	0.54
Institutional Shares	1,000.00	981.00	0.34
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.15	$0.65
ETF Shares	1,000.00	1,024.40	0.40
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total International Bond Index Fund
Fund Allocation
As of April 30, 2021
Japan	17.0%
France	12.3
Germany	10.2
Italy	8.0
United Kingdom	7.3
Canada	6.0
Spain	5.3
Supranational	3.6
Australia	3.4
United States	3.3
Netherlands	2.7
South Korea	2.6
Belgium	2.2
Austria	1.5
Switzerland	1.5
Sweden	1.3
Other	11.8
The table reflects the fund’s investments, except short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $2,019)	5.625%	6/7/32	GBP	1,127	2,190
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $356)	6.455%	10/22/33	GBP	198	334
Corporate Bonds (20.3%)
Australia (0.5%)
	Amcor UK Finance plc	1.125%	6/23/27	EUR	4,025	5,051
	Ampol Ltd.	4.000%	4/17/25	AUD	11,350	9,443
	APT Pipelines Ltd.	4.250%	11/26/24	GBP	805	1,235
	APT Pipelines Ltd.	2.000%	3/22/27	EUR	6,762	8,930
	APT Pipelines Ltd.	3.500%	3/22/30	GBP	3,059	4,658
	APT Pipelines Ltd.	1.250%	3/15/33	EUR	5,000	5,993
	Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	1,520	1,262
	Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	2,415	3,093
	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	11,490	9,552
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	2,657	3,335
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,610	1,217
	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	AUD	1,200	980
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	3,220	4,198
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	3,623	4,702
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	1,040	923
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	2,250	1,980
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	4,990	3,910
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	9,900	12,110
	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	8,050	9,847
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	400	326
	Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	4,400	3,743
	Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	12,879	15,815
	Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	4,025	5,213
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	11,121	9,161
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	4,025	5,181
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	11,269	14,162
	Bank of Queensland Ltd.	0.500%	1/10/54	EUR	500	607
	BHP Billiton Finance Ltd.	0.750%	10/28/22	EUR	200	243
	BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	3,341	2,845
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	13,281	19,047
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	4,106	5,391
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	2,415	3,672

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	946	1,758
BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	1,771	2,623
Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	515
Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	AUD	3,060	2,539
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	2,400	1,874
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	12,155	15,120
Commonwealth Bank of Australia	3.250%	4/25/23	AUD	1,000	814
Commonwealth Bank of Australia	3.200%	8/16/23	AUD	600	491
Commonwealth Bank of Australia	3.000%	1/11/24	AUD	14,080	11,557
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	9,740	11,967
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	5,236	6,526
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	5,393	8,262
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	8,050	10,267
Commonwealth Bank of Australia	1.936%	10/3/29	EUR	18,513	23,299
Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	137
DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	2,320	1,965
ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	930	773
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	5,635	6,908
Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	300	375
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	4,267	5,399
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	200	278
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	300	379
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	3,220	4,056
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	4,040	3,435
Macquarie Group Ltd.	1.250%	3/5/25	EUR	12,879	16,002
Macquarie Group Ltd.	0.350%	3/3/28	EUR	10,000	11,878
National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	698
National Australia Bank Ltd.	0.350%	9/7/22	EUR	8,130	9,870
National Australia Bank Ltd.	0.875%	11/16/22	EUR	4,025	4,937
National Australia Bank Ltd.	1.875%	1/13/23	EUR	4,025	5,027
National Australia Bank Ltd.	0.250%	1/19/23	CHF	2,090	2,316
National Australia Bank Ltd.	3.000%	2/10/23	AUD	1,691	1,363
National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	123
National Australia Bank Ltd.	2.900%	2/26/24	AUD	13,120	10,762
National Australia Bank Ltd.	5.000%	3/11/24	AUD	5,250	4,557
National Australia Bank Ltd.	0.250%	5/20/24	EUR	8,050	9,815
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,449	1,923
National Australia Bank Ltd.	0.300%	10/31/25	CHF	7,965	8,906
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	767
National Australia Bank Ltd.	0.875%	2/19/27	EUR	8,050	10,239
National Australia Bank Ltd.	3.515%	6/12/30	CAD	6,600	5,651
Optus Finance Pty Ltd.	3.250%	8/23/22	AUD	300	240
Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	550	450
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	4,106	4,883
Pacific National Finance Pty Ltd.	5.000%	9/19/23	GBP	500	747
Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,230	1,010
Qantas Airways Ltd.	5.250%	9/9/30	AUD	4,020	3,425
Scentre Group Trust 1	2.250%	7/16/24	EUR	3,138	4,020
Scentre Group Trust 1	3.875%	7/16/26	GBP	5,635	8,657
Scentre Group Trust 1 / Scentre Group Trust 2	1.375%	3/22/23	EUR	4,025	4,960
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	7,245	9,400
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	4,025	5,114
Scentre Group Trust 2	3.250%	9/11/23	EUR	5,050	6,555
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	2,979	3,663
SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	900	740

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	1,900	1,552
	Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	1,000	843
	Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	125
	Telstra Corp. Ltd.	4.000%	9/16/22	AUD	1,620	1,310
	Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	632
	Telstra Corp. Ltd.	2.500%	9/15/23	EUR	8,050	10,298
	Telstra Corp. Ltd.	1.125%	4/14/26	EUR	9,257	11,715
	Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,610	1,394
	Telstra Corp. Ltd.	1.375%	3/26/29	EUR	2,000	2,595
	Telstra Corp. Ltd.	1.000%	4/23/30	EUR	4,025	5,071
	Toyota Finance Australia Ltd.	3.100%	5/19/22	AUD	5,577	4,418
	Toyota Finance Australia Ltd.	1.625%	7/11/22	GBP	1,771	2,481
	Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	886	1,081
	Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	443	364
	Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	12,074	16,494
	Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	2,415	3,077
	Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	7,245	10,261
	United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	560	455
	United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	2,450	2,068
	University of Technology Sydney	3.750%	7/20/27	AUD	300	257
	Vicinity Centres Trust	3.375%	4/7/26	GBP	1,014	1,521
	Wesfarmers Ltd.	2.750%	8/2/22	EUR	2,415	3,012
	Westpac Banking Corp.	1.000%	6/30/22	GBP	1,208	1,682
	Westpac Banking Corp.	2.750%	8/31/22	AUD	10,600	8,428
	Westpac Banking Corp.	3.125%	10/27/22	AUD	1,400	1,123
	Westpac Banking Corp.	2.625%	12/14/22	GBP	1,852	2,648
	Westpac Banking Corp.	0.375%	3/5/23	EUR	6,440	7,843
	Westpac Banking Corp.	0.320%	7/6/23	JPY	2,200,000	20,099
	Westpac Banking Corp.	3.250%	11/16/23	AUD	600	494
	Westpac Banking Corp.	5.250%	11/21/23	AUD	2,800	2,418
	Westpac Banking Corp.	0.500%	12/4/23	EUR	16,770	20,634
	Westpac Banking Corp.	3.000%	4/24/24	AUD	800	660
	Westpac Banking Corp.	0.500%	5/17/24	EUR	2,013	2,482
	Westpac Banking Corp.	0.625%	11/22/24	EUR	4,025	4,975
	Westpac Banking Corp.	4.125%	6/4/26	AUD	1,300	1,140
	Westpac Banking Corp.	0.875%	4/17/27	EUR	200	251
	Westpac Banking Corp.	1.125%	9/5/27	EUR	8,935	11,360
	Westpac Banking Corp.	1.450%	7/17/28	EUR	644	841
	Westpac Banking Corp.	1.375%	5/17/32	EUR	8,050	10,812
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	8,050	6,244
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,770	2,434
						645,432
Austria (0.2%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	5,600	6,628
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	9,000	10,801
	Borealis AG	1.750%	12/10/25	EUR	300	387
	Erste Group Bank AG	0.625%	1/19/23	EUR	3,300	4,043
	Erste Group Bank AG	0.750%	2/5/25	EUR	2,000	2,506
	Erste Group Bank AG	0.625%	4/17/26	EUR	12,000	15,076
	Erste Group Bank AG	0.750%	1/17/28	EUR	12,900	16,428
	Erste Group Bank AG	0.875%	5/15/34	EUR	12,000	15,444
[2]	Heta Asset Resolution AG	2.375%	12/13/22	EUR	2,400	3,011

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	1,610	2,004
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	4,000	4,975
	JAB Holdings BV	2.125%	9/16/22	EUR	2,400	2,979
	JAB Holdings BV	1.750%	5/25/23	EUR	3,600	4,506
	JAB Holdings BV	1.250%	5/22/24	EUR	8,100	10,099
	JAB Holdings BV	1.750%	6/25/26	EUR	11,200	14,371
	JAB Holdings BV	2.500%	4/17/27	EUR	4,000	5,352
	JAB Holdings BV	2.500%	6/25/29	EUR	9,000	12,221
	JAB Holdings BV	2.250%	12/19/39	EUR	8,100	10,292
[2]	OeBB-Infrastruktur AG	2.250%	7/4/23	EUR	8,050	10,255
[2]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	9,659	12,188
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	8,050	11,392
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	1,449	2,096
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	2,415	3,413
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	5,635	9,026
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	150	238
	OMV AG	2.625%	9/27/22	EUR	200	250
	OMV AG	0.750%	12/4/23	EUR	2,013	2,476
	OMV AG	1.000%	12/14/26	EUR	2,777	3,499
	OMV AG	3.500%	9/27/27	EUR	2,300	3,352
	OMV AG	1.875%	12/4/28	EUR	1,771	2,370
	OMV AG	2.375%	4/9/32	EUR	12,070	17,042
	OMV AG	6.250%	12/29/49	EUR	2,657	3,907
	OMV AG	2.875%	12/31/99	EUR	5,600	7,015
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.125%	9/12/22	EUR	3,156	3,929
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	374
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	4,000	5,027
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	2,400	3,075
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	9,700	12,466
	Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	2,900	3,553
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	423
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	4,000	5,421
	Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	4,000	4,973
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	1,725	2,116
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	4,100	5,306
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	627
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	8,000	9,871
	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,200	1,646
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	2,500	3,748
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,629
						293,826
Belgium (0.4%)
	AG Insurance SA	3.500%	6/30/47	EUR	5,600	7,639
	Ageas SA NV	3.250%	7/2/49	EUR	8,200	11,114
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	7,213	6,006
	Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	1,530	2,710
	Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	3,623	4,790

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	9,015	14,049
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	200	272
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	8,050	10,206
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	8,050	10,801
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	18,433	24,770
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	725	945
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	16,662	21,911
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	8,050	11,756
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	4,106	6,278
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	5,635	7,532
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	7,848	11,374
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	8,050	11,918
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	13,684	22,057
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,940	1,683
Argenta Spaarbank NV	1.000%	2/6/24	EUR	18,500	22,871
Argenta Spaarbank NV	1.000%	10/13/26	EUR	11,200	13,770
Barry Callebaut Services NV	2.375%	5/24/24	EUR	2,898	3,696
Belfius Bank SA	0.750%	9/12/22	EUR	3,900	4,750
Belfius Bank SA	2.125%	1/30/23	EUR	2,700	3,392
Belfius Bank SA	1.750%	6/24/24	EUR	600	770
Belfius Bank SA	1.000%	10/26/24	EUR	8,000	9,923
Belfius Bank SA	0.750%	2/10/25	EUR	200	250
Belfius Bank SA	0.375%	9/2/25	EUR	8,000	9,672
Belfius Bank SA	0.375%	2/13/26	EUR	4,800	5,802
Belfius Bank SA	3.125%	5/11/26	EUR	9,400	12,780
Belfius Bank SA	0.125%	9/14/26	EUR	8,000	9,796
Belfius Bank SA	0.125%	2/8/28	EUR	10,000	11,858
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	500	625
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	8,000	10,252
Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	13,100	15,979
Elia Group SA NV	1.500%	9/5/28	EUR	2,000	2,590
Elia Group SA NV	2.750%	12/31/49	EUR	2,400	3,028
Elia Transmission Belgium SA	1.375%	5/27/24	EUR	100	125
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	14,700	18,725
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	300	436
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	400	576
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	4,000	4,929
Ethias SA	5.000%	1/14/26	EUR	7,000	9,892
Euroclear Bank SA	0.500%	7/10/23	EUR	10,062	12,297
Euroclear Bank SA	1.250%	9/30/24	GBP	324	455
Euroclear Investments SA	1.125%	12/7/26	EUR	4,800	6,112
FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	1,500	1,846
FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	2,400	3,098
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	4,700	6,164
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	100	145
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	22,100	26,042
KBC Bank NV	0.375%	9/1/22	EUR	25,700	31,256
KBC Bank NV	0.750%	10/24/27	EUR	5,800	7,377
KBC Group NV	0.750%	10/18/23	EUR	3,300	4,060
KBC Group NV	1.125%	1/25/24	EUR	9,200	11,432
KBC Group NV	0.125%	1/14/29	EUR	8,000	9,370
KBC Group NV	0.500%	12/3/29	EUR	3,800	4,558
Proximus SADP	2.375%	4/4/24	EUR	2,400	3,100
Solvay SA	1.625%	12/2/22	EUR	6,600	8,136

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Solvay SA	2.750%	12/2/27	EUR	700	981
						500,727
Bermuda (0.0%)
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	5,521	6,992
	XLIT Ltd.	3.250%	6/29/47	EUR	5,425	7,352
						14,344
Canada (1.5%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	2,174	1,808
	407 International Inc.	2.430%	5/4/27	CAD	1,731	1,456
	407 International Inc.	3.140%	3/6/30	CAD	4,405	3,822
[3]	407 International Inc.	2.590%	5/25/32	CAD	2,415	1,963
	407 International Inc.	5.750%	2/14/36	CAD	1,606	1,597
	407 International Inc.	4.450%	11/15/41	CAD	4,025	3,776
	407 International Inc.	4.190%	4/25/42	CAD	4,427	4,022
	407 International Inc.	3.650%	9/8/44	CAD	8,050	6,804
	407 International Inc.	3.830%	5/11/46	CAD	8,050	7,007
	407 International Inc.	3.600%	5/21/47	CAD	5,534	4,650
	407 International Inc.	3.720%	5/11/48	CAD	35	30
	407 International Inc.	3.670%	3/8/49	CAD	1,610	1,371
	407 International Inc.	2.840%	3/7/50	CAD	3,301	2,408
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	4,140	4,513
	Aeroports de Montreal	5.170%	9/17/35	CAD	2,918	2,916
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,610	1,709
	Aeroports de Montreal	3.030%	4/21/50	CAD	6,472	4,900
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	4,025	3,390
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,518	1,334
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,610	1,398
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	9,015	7,610
	Alberta Powerline LP	4.065%	12/1/53	CAD	4,012	3,498
	Alberta Powerline LP	4.065%	3/1/54	CAD	992	861
	Alectra Inc.	2.488%	5/17/27	CAD	8,854	7,489
	Alectra Inc.	3.458%	4/12/49	CAD	1,861	1,561
[3]	Algonquin Power Co.	4.090%	2/17/27	CAD	644	580
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,824	1,709
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	3,506	3,008
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,140	2,750
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	128
	Alliance Pipeline LP	6.765%	12/31/25	CAD	29	27
	Allied Properties REIT	3.636%	4/21/25	CAD	4,025	3,503
	Allied Properties REIT	3.113%	4/8/27	CAD	4,025	3,426
	Allied Properties REIT	3.394%	8/15/29	CAD	2,000	1,687
	Allied Properties REIT	3.117%	2/21/30	CAD	1,208	981
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	1,461	1,278
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,205	1,110
	AltaGas Ltd.	3.840%	1/15/25	CAD	7,377	6,519
	AltaGas Ltd.	3.980%	10/4/27	CAD	2,415	2,149
	AltaGas Ltd.	2.075%	5/30/28	CAD	2,400	1,913
	AltaGas Ltd.	4.500%	8/15/44	CAD	2,487	2,085
	AltaGas Ltd.	4.990%	10/4/47	CAD	620	560
	AltaLink LP	3.668%	11/6/23	CAD	200	175
	AltaLink LP	3.399%	6/6/24	CAD	8,050	7,006
	AltaLink LP	4.872%	11/15/40	CAD	4,110	4,098
	AltaLink LP	4.462%	11/8/41	CAD	1,932	1,841
	AltaLink LP	3.990%	6/30/42	CAD	2,355	2,112
	AltaLink LP	4.922%	9/17/43	CAD	2,415	2,461

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AltaLink LP	4.054%	11/21/44	CAD	966	879
AltaLink LP	4.090%	6/30/45	CAD	1,285	1,177
AltaLink LP	3.717%	12/3/46	CAD	185	161
ARC Resources Ltd.	3.465%	3/10/31	CAD	3,400	2,777
Atco Ltd.	5.500%	11/1/78	CAD	822	730
Bank of Montreal	1.625%	6/21/22	GBP	2,496	3,495
Bank of Montreal	2.270%	7/11/22	CAD	17,708	14,722
Bank of Montreal	3.250%	10/6/22	AUD	1,530	1,226
Bank of Montreal	0.050%	12/30/22	CHF	5,635	6,213
Bank of Montreal	0.200%	1/26/23	EUR	6,118	7,439
Bank of Montreal	2.890%	6/20/23	CAD	9,659	8,219
Bank of Montreal	3.200%	9/7/23	AUD	800	654
Bank of Montreal	0.100%	10/20/23	EUR	8,050	9,800
Bank of Montreal	2.850%	3/6/24	CAD	5,635	4,822
Bank of Montreal	2.280%	7/29/24	CAD	25	21
Bank of Montreal	2.700%	9/11/24	CAD	11,298	9,703
Bank of Montreal	2.370%	2/3/25	CAD	9,659	8,214
Bank of Montreal	4.609%	9/10/25	CAD	4,025	3,733
Bank of Montreal	1.758%	3/10/26	CAD	5,500	4,528
Bank of Montreal	2.700%	12/9/26	CAD	8,050	6,951
Bank of Montreal	2.570%	6/1/27	CAD	2,525	2,096
Bank of Montreal	3.190%	3/1/28	CAD	10,947	9,664
Bank of Montreal	2.880%	9/17/29	CAD	1,500	1,281
Bank of Montreal	2.077%	6/17/30	CAD	6,601	5,468
Bank of Nova Scotia	1.250%	6/8/22	GBP	500	697
Bank of Nova Scotia	2.360%	11/8/22	CAD	28,172	23,561
Bank of Nova Scotia	1.750%	12/23/22	GBP	805	1,134
Bank of Nova Scotia	2.980%	4/17/23	CAD	8,021	6,817
Bank of Nova Scotia	2.380%	5/1/23	CAD	12,396	10,400
Bank of Nova Scotia	0.250%	1/11/24	EUR	8,050	9,848
Bank of Nova Scotia	2.160%	2/3/25	CAD	8,854	7,442
Bank of Nova Scotia	0.010%	3/18/25	EUR	10,325	12,571
Bank of Nova Scotia	2.620%	12/2/26	CAD	12,074	10,383
Bank of Nova Scotia	0.010%	1/14/27	EUR	8,050	9,766
Bank of Nova Scotia	1.400%	11/1/27	CAD	3,623	2,852
Bank of Nova Scotia	3.100%	2/2/28	CAD	11,214	9,917
Bank of Nova Scotia	3.890%	1/18/29	CAD	3,908	3,412
Bank of Nova Scotia	2.836%	7/3/29	CAD	7,599	6,474
Bankers Hall LP	4.377%	11/20/23	CAD	88	74
BCI QuadReal Realty	1.680%	3/3/25	CAD	1,610	1,337
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,590	2,761
bcIMC Realty Corp.	2.840%	6/3/25	CAD	5,636	4,848
bcIMC Realty Corp.	3.000%	3/31/27	CAD	275	238
Bell Canada	2.700%	2/27/24	CAD	16,000	13,582
Bell Canada	4.050%	3/17/51	CAD	4,900	3,984
Bell Canada Inc.	3.350%	3/22/23	CAD	12,074	10,216
Bell Canada Inc.	3.350%	3/12/25	CAD	10,625	9,231
Bell Canada Inc.	3.550%	3/2/26	CAD	2,415	2,112
Bell Canada Inc.	2.900%	8/12/26	CAD	2,415	2,086
Bell Canada Inc.	3.800%	8/21/28	CAD	2,415	2,146
Bell Canada Inc.	2.900%	9/10/29	CAD	4,025	3,350
Bell Canada Inc.	7.850%	4/2/31	CAD	4,025	4,528
Bell Canada Inc.	4.750%	9/29/44	CAD	2,818	2,529
Bell Canada Inc.	4.350%	12/18/45	CAD	3,841	3,252
Bell Canada Inc.	4.450%	2/27/47	CAD	6,519	5,634

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bell Canada Inc.	3.500%	9/30/50	CAD	8,452	6,226
BeNext-Yumeshin Group Co.	4.242%	4/1/24	CAD	825	722
Bow Centre Street LP	3.797%	6/13/23	CAD	1,259	1,042
Bridging North America GP	4.341%	8/31/53	CAD	1,754	1,454
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	4,512	4,508
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	4,025	3,013
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	9,559	8,300
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,208	1,081
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	15,294	14,079
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	3,409	3,032
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	4,025	3,461
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	3,420	3,076
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	3,945	3,353
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,610	1,255
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	4,267	3,760
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	3,140	2,783
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	4,427	3,844
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	3,140	2,766
Bruce Power LP	3.000%	6/21/24	CAD	1,610	1,381
Bruce Power LP	3.969%	6/23/26	CAD	4,025	3,600
Bruce Power LP	4.010%	6/21/29	CAD	1,035	930
Bruce Power LP	4.000%	6/21/30	CAD	2,560	2,313
Bruce Power LP	4.132%	6/21/33	CAD	1,771	1,574
Bruce Power LP	4.746%	6/21/49	CAD	2,576	2,433
Cameco Corp.	4.190%	6/24/24	CAD	2,216	1,938
Cameco Corp.	2.950%	10/21/27	CAD	1,771	1,466
Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	12,074	10,041
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	12,074	14,597
Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	11,672	14,203
Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	8,050	9,871
Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	12,718	10,688
Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	8,001	6,825
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	5,232	4,518
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	15,294	18,629
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	6,842	5,794
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	8,050	6,721
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	20,848	18,367
Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	6,440	5,488
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	16,800	13,918
Canadian National Railway Co.	2.800%	9/22/25	CAD	4,021	3,467
Canadian National Railway Co.	3.200%	7/31/28	CAD	2,214	1,936
Canadian National Railway Co.	3.600%	8/1/47	CAD	8,042	6,632
Canadian National Railway Co.	3.600%	2/8/49	CAD	789	651
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,890	1,409
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	8,050	6,965
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	3,900	3,184
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,075	948
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,133	3,569
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,409	1,595
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	1,047	767
Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	6,512	5,538
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	698	689
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,610	1,414
Canadian Western Bank	2.924%	12/15/22	CAD	3,784	3,184
Canadian Western Bank	2.597%	9/6/24	CAD	3,220	2,733

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Western Bank	2.606%	1/30/25	CAD	5,313	4,501
	Capital City Link General Partnership	4.386%	3/31/46	CAD	752	668
	Capital Power Corp.	4.284%	9/18/24	CAD	2,013	1,790
	Capital Power Corp.	4.986%	1/23/26	CAD	1,350	1,243
	Capital Power Corp.	4.424%	2/8/30	CAD	1,214	1,093
	Capital Power Corp.	3.147%	10/1/32	CAD	1,530	1,185
	CCL Industries Inc.	3.864%	4/13/28	CAD	1,304	1,149
	Cenovus Energy Inc.	3.550%	3/12/25	CAD	644	555
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	4,932	4,199
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	6,230	5,231
	Central 1 Credit Union	2.584%	12/6/23	CAD	4,713	3,987
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	805	697
	Choice Properties REIT	3.556%	9/9/24	CAD	3,246	2,823
	Choice Properties REIT	3.546%	1/10/25	CAD	6,440	5,626
	Choice Properties REIT	2.848%	5/21/27	CAD	5,603	4,754
	Choice Properties REIT	4.178%	3/8/28	CAD	4,025	3,623
	Choice Properties REIT	3.532%	6/11/29	CAD	5,715	4,958
	CI Financial Corp.	3.759%	5/26/25	CAD	2,415	2,082
	CI Financial Corp.	3.904%	9/27/27	CAD	1,325	1,136
	CIBC Capital Trust	10.250%	6/30/08	CAD	280	242
	Clover LP	4.216%	3/31/34	CAD	1,420	1,256
	Clover LP	4.216%	6/30/34	CAD	1,488	1,316
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	1,812	1,557
	Concordia University	6.550%	9/2/42	CAD	2,415	3,033
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	1,445	1,170
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	3,468	3,108
	Crombie REIT	3.677%	8/26/26	CAD	2,415	2,099
	Crombie REIT	3.917%	6/21/27	CAD	1,449	1,281
	Crombie REIT	2.686%	3/31/28	CAD	1,409	1,153
	Crombie REIT	3.211%	10/9/30	CAD	644	520
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	2,522	2,220
	CSS FSCC Partnership	6.915%	7/31/42	CAD	27	29
	CT REIT	3.527%	6/9/25	CAD	3,703	3,224
	CT REIT	3.469%	6/16/27	CAD	1,073	930
	CT REIT	2.371%	1/6/31	CAD	1,610	1,231
	CU Inc.	4.543%	10/24/41	CAD	1,610	1,534
	CU Inc.	3.805%	9/10/42	CAD	450	389
	CU Inc.	4.722%	9/9/43	CAD	2,415	2,366
	CU Inc.	4.085%	9/2/44	CAD	4,347	3,924
	CU Inc.	3.964%	7/27/45	CAD	2,415	2,146
	CU Inc.	3.763%	11/19/46	CAD	1,208	1,043
	CU Inc.	3.548%	11/22/47	CAD	2,000	1,669
	CU Inc.	3.950%	11/23/48	CAD	781	697
	CU Inc.	2.963%	9/7/49	CAD	3,623	2,719
	CU Inc.	4.211%	10/29/55	CAD	12,074	11,279
	CU Inc.	4.593%	10/24/61	CAD	442	447
	Dollarama Inc.	3.550%	11/6/23	CAD	3,598	3,106
	Dollarama Inc.	1.505%	9/20/27	CAD	1,610	1,266
	Emera Inc.	2.900%	6/16/23	CAD	18,508	15,721
	Empire Life Insurance Co.	3.664%	3/15/28	CAD	805	687
	Enbridge Gas Inc.	3.790%	7/10/23	CAD	24,144	20,786
	Enbridge Gas Inc.	3.150%	8/22/24	CAD	5,216	4,519
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	2,608	2,293
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,610	1,383
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	4,025	3,460

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Gas Inc.	4.880%	6/21/41	CAD	2,777	2,743
Enbridge Gas Inc.	4.200%	6/2/44	CAD	1,932	1,770
Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,610	1,435
Enbridge Gas Inc.	3.800%	6/1/46	CAD	2,415	2,106
Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,449	1,218
Enbridge Gas Inc.	3.510%	11/29/47	CAD	3,780	3,135
Enbridge Gas Inc.	3.010%	8/9/49	CAD	2,415	1,828
Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,254	1,917
Enbridge Gas Inc.	4.950%	11/22/50	CAD	2,174	2,275
Enbridge Inc.	3.190%	12/5/22	CAD	12,130	10,234
Enbridge Inc.	3.950%	11/19/24	CAD	2,415	2,131
Enbridge Inc.	3.200%	6/8/27	CAD	1,932	1,656
Enbridge Inc.	2.990%	10/3/29	CAD	4,254	3,539
Enbridge Inc.	4.240%	8/27/42	CAD	3,510	2,837
Enbridge Inc.	4.570%	3/11/44	CAD	4,271	3,615
Enbridge Inc.	4.870%	11/21/44	CAD	3,381	2,969
Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	3,864	3,325
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	4,218	3,704
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	1,530	1,341
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	805	697
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	4,508	3,915
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	4,025	3,286
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	1,771	1,494
Energir Inc.	2.100%	4/16/27	CAD	4,588	3,829
ENMAX Corp.	3.836%	6/5/28	CAD	1,610	1,431
ENMAX Corp.	3.876%	10/18/29	CAD	4,025	3,544
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,403	2,294
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	5,635	4,719
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,518	1,125
Equitable Bank	1.876%	11/26/25	CAD	1,610	1,292
Fair Hydro Trust	3.357%	5/15/35	CAD	5,735	4,940
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	3,268	2,975
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	4,025	3,621
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	1,985	1,737
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	604	524
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	4,375	3,552
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	479	414
Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	4,025	3,448
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	10,436	8,846
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	34,050	41,462
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	4,427	3,770
First Capital REIT	4.790%	8/30/24	CAD	4,013	3,582
First Capital REIT	4.323%	7/31/25	CAD	8,050	7,124
First Capital REIT	3.753%	7/12/27	CAD	75	65
First National Financial Corp.	2.961%	11/17/25	CAD	805	666
Fortis Inc.	2.850%	12/12/23	CAD	2,093	1,783
FortisAlberta Inc.	6.220%	10/31/34	CAD	70	76
FortisAlberta Inc.	3.672%	9/9/47	CAD	3,371	2,871
FortisBC Energy Inc.	6.500%	5/1/34	CAD	8,050	8,899
FortisBC Energy Inc.	6.050%	2/15/38	CAD	8,050	8,845
FortisBC Inc.	4.000%	10/28/44	CAD	1,691	1,503
Gibson Energy Inc.	2.450%	7/14/25	CAD	1,449	1,212

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,455	1,219
Gibson Energy Inc.	3.600%	9/17/29	CAD	2,205	1,881
Granite REIT Holdings LP	3.873%	11/30/23	CAD	4,025	3,501
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,610	1,388
Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,254	1,740
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	5,071	4,018
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	3,462	2,937
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	6,146	4,626
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,496	2,638
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	4,025	3,844
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	652
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,602	1,770
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	8,854	9,645
H&R REIT	3.416%	1/23/23	CAD	4,272	3,586
H&R REIT	3.369%	1/30/24	CAD	1,218	1,031
H&R REIT	2.906%	6/2/26	CAD	4,025	3,299
H&R REIT	2.633%	2/19/27	CAD	200	161
Halifax International Airport Authority	5.503%	7/19/41	CAD	204	212
Honda Canada Finance Inc.	2.268%	7/15/22	CAD	4,025	3,341
Honda Canada Finance Inc.	3.176%	8/28/23	CAD	4,830	4,135
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	3,462	3,050
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	2,979	2,392
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	3,675	2,940
Hospital for Sick Children	3.416%	12/7/57	CAD	2,195	1,790
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	4,501	4,496
HSBC Bank Canada	2.170%	6/29/22	CAD	8,452	7,003
HSBC Bank Canada	2.542%	1/31/23	CAD	8,033	6,732
HSBC Bank Canada	3.245%	9/15/23	CAD	8,050	6,903
Hydro One Inc.	0.710%	1/16/23	CAD	11,591	9,450
Hydro One Inc.	2.970%	6/26/25	CAD	245	213
Hydro One Inc.	2.770%	2/24/26	CAD	7,889	6,854
Hydro One Inc.	3.020%	4/5/29	CAD	3,059	2,672
Hydro One Inc.	7.350%	6/3/30	CAD	1,610	1,808
Hydro One Inc.	6.930%	6/1/32	CAD	914	988
Hydro One Inc.	5.360%	5/20/36	CAD	805	826
Hydro One Inc.	4.890%	3/13/37	CAD	4,025	3,958
Hydro One Inc.	5.490%	7/16/40	CAD	2,838	3,012
Hydro One Inc.	4.390%	9/26/41	CAD	4,118	3,866
Hydro One Inc.	4.590%	10/9/43	CAD	4,427	4,286
Hydro One Inc.	3.910%	2/23/46	CAD	2,576	2,286
Hydro One Inc.	5.000%	10/19/46	CAD	1,610	1,675
Hydro One Inc.	3.720%	11/18/47	CAD	1,160	1,002
Hydro One Inc.	3.630%	6/25/49	CAD	7,341	6,229
Hydro One Inc.	2.710%	2/28/50	CAD	2,705	1,940
Hydro One Inc.	3.640%	4/5/50	CAD	400	343
Hydro One Inc.	3.790%	7/31/62	CAD	1,610	1,408
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,691	1,469
Hyosung TNC Corp.	2.955%	3/1/27	CAD	1,490	1,238
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	2,415	2,075
IGM Financial Inc.	3.440%	1/26/27	CAD	3,135	2,750
IGM Financial Inc.	4.560%	1/25/47	CAD	725	672
IGM Financial Inc.	4.115%	12/9/47	CAD	4,898	4,258
IGM Financial Inc.	4.206%	3/21/50	CAD	1,127	998
Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	4,025	3,446

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
InPower BC General Partnership	4.471%	3/31/33	CAD	3,383	3,046
Intact Financial Corp.	3.770%	3/2/26	CAD	1,913	1,714
Intact Financial Corp.	2.850%	6/7/27	CAD	375	322
Intact Financial Corp.	1.928%	12/16/30	CAD	5,957	4,576
Intact Financial Corp.	6.400%	11/23/39	CAD	95	107
Intact Financial Corp.	5.160%	6/16/42	CAD	2,399	2,413
Intact Financial Corp.	2.954%	12/16/50	CAD	800	579
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	104	108
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	1,852	1,553
Inter Pipeline Ltd.	2.608%	9/13/23	CAD	1,546	1,296
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	2,206	1,860
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	1,333	1,140
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	2,013	1,729
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,059	2,736
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,041	1,657
Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	2,050	1,740
Keyera Corp.	3.934%	6/21/28	CAD	1,773	1,564
Keyera Corp.	3.959%	5/29/30	CAD	1,771	1,542
Kingston Solar LP	3.571%	7/31/35	CAD	23	20
Laurentian Bank of Canada	3.450%	6/27/23	CAD	4,061	3,476
Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	1,610	1,417
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	5,967	5,569
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	2,818	2,250
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	2,013	2,025
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	1,610	1,410
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	4,025	4,153
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	562	574
Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	4,025	3,396
Manulife Bank of Canada	2.844%	1/12/23	CAD	4,971	4,190
Manulife Bank of Canada	2.378%	11/19/24	CAD	2,335	1,981
Manulife Bank of Canada	1.337%	2/26/26	CAD	3,900	3,153
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	3,051	2,934
Manulife Financial Corp.	3.049%	8/20/29	CAD	4,025	3,460
Manulife Financial Corp.	2.237%	5/12/30	CAD	10,810	9,043
Manulife Financial Corp.	2.818%	5/13/35	CAD	8,210	6,818
McGill University	6.150%	9/22/42	CAD	60	70
McGill University	3.975%	1/29/56	CAD	151	136
McGill University Health Centre	5.360%	12/31/43	CAD	438	465
Metro Inc.	3.390%	12/6/27	CAD	8,542	7,499
Metro Inc.	5.970%	10/15/35	CAD	4,064	4,125
Metro Inc.	4.270%	12/4/47	CAD	2,107	1,806
Metro Inc.	3.413%	2/28/50	CAD	2,600	1,925
Morguard Corp.	4.333%	9/15/22	CAD	2,093	1,726
Morguard Corp.	4.715%	1/25/24	CAD	2,239	1,865
Mountain View Partners GP	3.974%	3/31/51	CAD	115	98
National Bank of Canada	1.957%	6/30/22	CAD	10,062	8,332
National Bank of Canada	0.250%	7/24/23	EUR	1,610	1,965
National Bank of Canada	0.000%	9/29/23	EUR	3,703	4,496
National Bank of Canada	0.375%	1/15/24	EUR	4,025	4,941
National Bank of Canada	2.545%	7/12/24	CAD	7,406	6,298
National Bank of Canada	2.580%	2/3/25	CAD	5,393	4,601
National Bank of Canada	0.750%	3/13/25	EUR	7,245	9,070
National Bank of Canada	3.183%	2/1/28	CAD	8,005	6,764
NAV Canada	2.063%	5/29/30	CAD	3,220	2,603
NAV Canada	3.534%	2/23/46	CAD	805	683

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	NAV Canada	3.293%	3/30/48	CAD	5,635	4,620
	NAV Canada	2.924%	9/29/51	CAD	427	326
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	1,610	1,384
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	6,118	5,192
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	3,985	3,676
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	4,427	3,895
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	2,415	2,228
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,808	1,633
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	3,301	2,610
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	3,260	2,715
	North West Redwater Partnership / NWR Financing Co., Ltd.	3.200%	4/24/26	CAD	1,610	1,400
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,496	1,255
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	2,861	2,397
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,230	1,928
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,674	2,327
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	4,602	4,010
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	3,462	3,644
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	2,663	2,490
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	3,031	2,491
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,610	1,261
	OMERS Realty Corp.	3.358%	6/5/23	CAD	3,220	2,761
	OMERS Realty Corp.	2.858%	2/23/24	CAD	4,013	3,440
	OMERS Realty Corp.	3.328%	11/12/24	CAD	1,374	1,205
	OMERS Realty Corp.	3.331%	6/5/25	CAD	2,568	2,249
	OMERS Realty Corp.	3.628%	6/5/30	CAD	3,623	3,266
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	4,830	4,222
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	4,830	4,130
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	2,300	1,669
	Ontario Power Generation, Inc.	3.315%	10/4/27	CAD	2,254	1,988
	Ontario Power Generation, Inc.	2.977%	9/13/29	CAD	6,440	5,516
	Original Wempi Inc.	4.056%	2/13/24	CAD	2,144	1,778
	Original Wempi Inc.	4.309%	2/13/24	CAD	1,384	1,148
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	1,298	1,058
	Pembina Pipeline Corp.	2.560%	6/1/23	CAD	3,260	2,735
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	6,440	5,479
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	3,904	3,426
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	2,415	2,174
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,415	2,092
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	5,957	5,013
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	2,415	2,040
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	4,468	3,807
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	564	477
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	2,353	1,995
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	4,508	3,706
	Pembina Pipeline Corp.	4.670%	5/28/50	CAD	2,089	1,753
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	1,248	1,046

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	5,234	5,597
Power Financial Corp.	6.900%	3/11/33	CAD	1,010	1,098
Reliance LP	3.750%	3/15/26	CAD	1,540	1,356
Reliance LP	2.680%	12/1/27	CAD	5,432	4,477
RioCan REIT	3.746%	5/30/22	CAD	7,117	5,968
RioCan REIT	2.576%	2/12/25	CAD	3,462	2,913
RioCan REIT	1.974%	6/15/26	CAD	2,415	1,934
RioCan REIT	2.361%	3/10/27	CAD	1,449	1,172
Rogers Communications Inc.	4.000%	6/6/22	CAD	2,415	2,033
Rogers Communications Inc.	4.000%	3/13/24	CAD	6,681	5,824
Rogers Communications Inc.	3.650%	3/31/27	CAD	7,546	6,643
Rogers Communications Inc.	3.250%	5/1/29	CAD	3,405	2,880
Rogers Communications Inc.	6.680%	11/4/39	CAD	2,451	2,617
Rogers Communications Inc.	6.110%	8/25/40	CAD	4,025	4,067
Rogers Communications Inc.	6.560%	3/22/41	CAD	2,608	2,770
Royal Bank of Canada	0.875%	6/17/22	EUR	5,635	6,876
Royal Bank of Canada	2.360%	12/5/22	CAD	12,074	10,110
Royal Bank of Canada	2.949%	5/1/23	CAD	8,050	6,843
Royal Bank of Canada	0.250%	6/28/23	EUR	12,959	15,813
Royal Bank of Canada	3.296%	9/26/23	CAD	3,220	2,769
Royal Bank of Canada	2.333%	12/5/23	CAD	6,738	5,703
Royal Bank of Canada	0.250%	1/29/24	EUR	8,854	10,838
Royal Bank of Canada	2.352%	7/2/24	CAD	11,108	9,391
Royal Bank of Canada	0.125%	7/23/24	EUR	2,415	2,922
Royal Bank of Canada	2.609%	11/1/24	CAD	12,255	10,452
Royal Bank of Canada	1.375%	12/9/24	GBP	2,415	3,396
Royal Bank of Canada	1.936%	5/1/25	CAD	9,900	8,249
Royal Bank of Canada	0.050%	6/19/26	EUR	13,684	16,679
Royal Bank of Canada	0.010%	1/21/27	EUR	12,074	14,657
Royal Bank of Canada	2.328%	1/28/27	CAD	14,296	11,982
Royal Bank of Canada	2.740%	7/25/29	CAD	8,050	6,844
Royal Bank of Canada	2.880%	12/23/29	CAD	6,655	5,686
Royal Bank of Canada	2.088%	6/30/30	CAD	5,635	4,690
Royal Bank of Canada	1.670%	1/28/33	CAD	5,313	4,170
Saputo Inc.	3.603%	8/14/25	CAD	5,721	5,030
Saputo Inc.	1.415%	6/19/26	CAD	1,610	1,278
Saputo Inc.	2.242%	6/16/27	CAD	3,140	2,587
Scotiabank Capital Trust	5.650%	12/31/56	CAD	3,177	3,086
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	3,542	3,110
Shaw Communications Inc.	4.350%	1/31/24	CAD	8,050	7,074
Shaw Communications Inc.	4.400%	11/2/28	CAD	30	27
Shaw Communications Inc.	2.900%	12/9/30	CAD	2,254	1,810
Shaw Communications Inc.	6.750%	11/9/39	CAD	7,353	7,860
Shaw Communications Inc.	4.250%	12/9/49	CAD	2,818	2,269
SmartCentres REIT	3.444%	8/28/26	CAD	425	370
SmartCentres REIT	3.834%	12/21/27	CAD	4,025	3,514
SmartCentres REIT	2.307%	12/18/28	CAD	2,093	1,638
SmartCentres REIT	3.526%	12/20/29	CAD	5,232	4,411
SmartCentres REIT	3.648%	12/11/30	CAD	1,610	1,349
Sobeys Inc.	4.700%	8/8/23	CAD	4,025	3,523
SSL Finance Inc.	4.099%	10/31/45	CAD	2,401	2,101
Summit Industrial Income REIT	2.150%	9/17/25	CAD	1,047	867
Sun Life Financial Inc.	3.050%	9/19/28	CAD	8,050	6,860
Sun Life Financial Inc.	2.580%	5/10/32	CAD	4,427	3,747
Sun Life Financial Inc.	2.060%	10/1/35	CAD	7,925	6,123

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sun Life Financial Inc.	5.400%	5/29/42	CAD	3,904	3,943
Suncor Energy Inc.	3.000%	9/14/26	CAD	7,664	6,573
Suncor Energy Inc.	5.000%	4/9/30	CAD	6,601	6,304
Suncor Energy Inc.	5.390%	3/26/37	CAD	3,462	3,279
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,171	970
Suncor Energy Inc.	3.950%	3/4/51	CAD	2,200	1,707
TELUS Corp.	3.350%	3/15/23	CAD	540	457
TELUS Corp.	3.350%	4/1/24	CAD	8,613	7,423
TELUS Corp.	3.750%	1/17/25	CAD	3,590	3,169
TELUS Corp.	3.750%	3/10/26	CAD	5,550	4,945
TELUS Corp.	2.350%	1/27/28	CAD	4,830	3,985
TELUS Corp.	3.625%	3/1/28	CAD	7,728	6,856
TELUS Corp.	3.300%	5/2/29	CAD	6,094	5,233
TELUS Corp.	4.400%	4/1/43	CAD	1,091	920
TELUS Corp.	4.850%	4/5/44	CAD	7,446	6,672
TELUS Corp.	4.750%	1/17/45	CAD	1,152	1,020
TELUS Corp.	4.400%	1/29/46	CAD	2,697	2,277
TELUS Corp.	4.700%	3/6/48	CAD	2,174	1,914
TELUS Corp.	3.950%	2/16/50	CAD	3,820	3,003
TELUS Corp.	4.100%	4/5/51	CAD	3,200	2,560
Teranet Holdings LP	3.544%	6/11/25	CAD	4,106	3,559
Teranet Holdings LP	5.754%	12/17/40	CAD	2,733	2,537
Teranet Holdings LP	6.100%	6/17/41	CAD	400	388
Thomson Reuters Corp.	2.239%	5/14/25	CAD	6,174	5,176
THP Partnership	4.394%	10/31/46	CAD	105	96
TMX Group Ltd.	4.461%	10/3/23	CAD	4,592	4,024
Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,768	1,550
Toronto Hydro Corp.	2.520%	8/25/26	CAD	4,427	3,822
Toronto Hydro Corp.	2.430%	12/11/29	CAD	4,830	4,020
Toronto Hydro Corp.	3.550%	7/28/45	CAD	330	280
Toronto Hydro Corp.	3.485%	2/28/48	CAD	4,106	3,458
Toronto Hydro Corp.	2.990%	12/10/49	CAD	455	351
Toronto-Dominion Bank	0.375%	4/27/23	EUR	16,904	20,651
Toronto-Dominion Bank	3.005%	5/30/23	CAD	12,074	10,286
Toronto-Dominion Bank	1.909%	7/18/23	CAD	10,883	9,082
Toronto-Dominion Bank	2.850%	3/8/24	CAD	4,427	3,791
Toronto-Dominion Bank	0.500%	4/3/24	EUR	10,464	12,900
Toronto-Dominion Bank	3.226%	7/24/24	CAD	10,116	8,817
Toronto-Dominion Bank	2.496%	12/2/24	CAD	12,486	10,619
Toronto-Dominion Bank	1.943%	3/13/25	CAD	6,279	5,236
Toronto-Dominion Bank	0.625%	6/6/25	EUR	11,269	14,062
Toronto-Dominion Bank	1.128%	12/9/25	CAD	8,372	6,689
Toronto-Dominion Bank	0.100%	7/19/27	EUR	16,018	19,505
Toronto-Dominion Bank	1.888%	3/8/28	CAD	10,300	8,401
Toronto-Dominion Bank	3.589%	9/14/28	CAD	6,440	5,554
Toronto-Dominion Bank	3.224%	7/25/29	CAD	8,472	7,311
Toronto-Dominion Bank	3.105%	4/22/30	CAD	13,338	11,505
Toronto-Dominion Bank	4.859%	3/4/31	CAD	4,955	4,598
Toronto-Dominion Bank	3.060%	1/26/32	CAD	7,889	6,783
Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	3,618	3,085
Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	4,426	3,742
Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	4,024	3,393
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	4,218	3,611
TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	1,391	1,208
TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	11,406	10,164

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,415	2,103
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	3,634	3,627
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,059	2,554
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	5,635	4,775
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,220	2,657
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	4,025	3,312
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	4,458	3,584
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	5,655	4,655
	TransCanada PipeLines, Ltd.	8.050%	2/17/39	CAD	90	108
	TransEd Partners GP	3.951%	9/30/50	CAD	1,496	1,224
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	765	652
	University of Ottawa	2.635%	2/13/60	CAD	2,963	1,973
	University of Toronto	5.841%	12/15/43	CAD	130	148
	University of Toronto	4.251%	12/7/51	CAD	2,013	1,907
	University of Western Ontario	4.798%	5/24/47	CAD	184	186
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	12,074	12,800
	Vancouver Airport Authority	3.857%	11/10/45	CAD	729	639
	Vancouver Airport Authority	2.800%	9/21/50	CAD	2,013	1,460
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	5,393	4,691
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,361	1,209
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,783	1,598
	York University	6.480%	3/7/42	CAD	1,389	1,639
						2,118,651
Chile (0.0%)
	Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	2,415	3,100
China (0.0%)
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,803	2,368
	State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	5,635	7,076
	State Grid Overseas Investment 2016 Ltd.	0.797%	8/5/26	EUR	22,216	27,309
	State Grid Overseas Investment 2016 Ltd.	2.125%	5/2/30	EUR	5,554	7,330
						44,083
Czech Republic (0.1%)
	CEZ AS	4.875%	4/16/25	EUR	10,062	14,360
	CEZ AS	3.000%	6/5/28	EUR	10,062	14,008
	CPI Property Group SA	2.125%	10/4/24	EUR	3,542	4,465
	CPI Property Group SA	1.625%	4/23/27	EUR	12,074	14,877
	EP Infrastructure AS	1.659%	4/26/24	EUR	4,025	5,002
	EP Infrastructure AS	2.045%	10/9/28	EUR	18,325	23,079
	EP Infrastructure AS	1.816%	3/2/31	EUR	12,000	14,492
						90,283
Denmark (0.4%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	18,118	23,393
	Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	151
	Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	610
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	13,684	17,662
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	8,050	9,945
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	2,737	3,743
	Danske Bank A/S	1.375%	5/24/22	EUR	4,025	4,920
	Danske Bank A/S	3.750%	6/23/22	EUR	500	630
	Danske Bank A/S	0.250%	11/28/22	EUR	13,440	16,280
	Danske Bank A/S	0.875%	5/22/23	EUR	10,996	13,468
	Danske Bank A/S	0.750%	6/2/23	EUR	12,959	15,871
	Danske Bank A/S	0.500%	8/27/25	EUR	10,415	12,641
	Danske Bank A/S	0.750%	11/22/27	EUR	12,074	15,313

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Danske Bank A/S	2.250%	1/14/28	GBP	5,232	7,390
Danske Bank A/S	1.375%	2/12/30	EUR	6,842	8,375
DLR Kredit A/S	1.000%	10/1/22	DKK	160,982	26,575
ISS Global A/S	2.125%	12/2/24	EUR	500	636
ISS Global A/S	0.875%	6/18/26	EUR	200	241
ISS Global A/S	1.500%	8/31/27	EUR	16,179	19,981
Jyske Bank A/S	0.375%	10/15/25	EUR	8,050	9,768
Jyske Bank A/S	2.250%	4/5/29	EUR	8,935	11,196
Jyske Realkredit A/S	0.250%	7/1/23	EUR	6,440	7,856
Jyske Realkredit A/S	0.375%	4/1/25	EUR	5,635	6,954
Jyske Realkredit A/S	0.500%	10/1/26	EUR	17,853	22,259
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	160,982	26,210
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	110,273	18,211
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	317	57
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	153,013	24,791
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	280,108	45,842
Nykredit Realkredit A/S	0.250%	1/20/23	EUR	2,415	2,923
Nykredit Realkredit A/S	0.125%	7/10/24	EUR	9,659	11,636
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	8,000	9,816
Nykredit Realkredit A/S	0.750%	1/20/27	EUR	10,000	12,216
Nykredit Realkredit A/S	2.750%	11/17/27	EUR	6,118	7,642
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	36,943	6,211
Orsted A/S	1.500%	11/26/29	EUR	23,575	31,030
Orsted A/S	4.875%	1/12/32	GBP	11,400	20,374
Orsted A/S	2.500%	5/16/33	GBP	1,087	1,606
Orsted A/S	5.750%	4/9/40	GBP	805	1,735
Orsted A/S	6.250%	6/26/13	EUR	842	1,137
Sydbank AS	1.375%	9/18/23	EUR	8,050	9,983
					487,278
Finland (0.3%)
Aktia Bank Oyj	0.375%	3/5/26	EUR	8,000	9,932
Citycon Treasury BV	2.375%	1/15/27	EUR	8,050	10,087
Elenia Finance Oyj	0.375%	2/6/27	EUR	8,050	9,685
Fortum Oyj	2.250%	9/6/22	EUR	7,647	9,496
Fortum Oyj	2.125%	2/27/29	EUR	7,712	10,353
Nordea Bank Abp	2.375%	6/2/22	GBP	5,635	7,946
Nordea Bank Abp	3.250%	7/5/22	EUR	4,347	5,449
Nordea Bank Abp	1.125%	2/12/25	EUR	200	252
Nordea Bank Abp	0.550%	6/23/25	CHF	10,300	11,676
Nordea Bank Abp	0.500%	5/14/27	EUR	8,050	9,903
Nordea Kiinnitysluottopankki Oyj	0.250%	2/28/23	EUR	8,693	10,597
Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	367
Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	4,025	4,930
Nordea Mortgage Bank plc	0.250%	3/18/26	EUR	5,152	6,363
Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	18,513	23,388
OP Corporate Bank plc	2.500%	5/20/22	GBP	6,198	8,752
OP Corporate Bank plc	0.375%	8/29/23	EUR	4,830	5,895
OP Corporate Bank plc	0.375%	2/26/24	EUR	5,474	6,695
OP Corporate Bank plc	0.375%	6/19/24	EUR	6,440	7,835
OP Corporate Bank plc	1.000%	5/22/25	EUR	8,050	10,104
OP Corporate Bank plc	0.500%	8/12/25	EUR	2,616	3,218
OP Corporate Bank plc	0.600%	1/18/27	EUR	17,708	21,586
OP Corporate Bank plc	0.625%	11/12/29	EUR	10,464	12,572
OP Corporate Bank plc	1.625%	6/9/30	EUR	20,123	25,045
OP Mortgage Bank	0.625%	9/4/22	EUR	18,272	22,310

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
OP Mortgage Bank	0.050%	2/22/23	EUR	4,025	4,890
OP Mortgage Bank	0.250%	5/11/23	EUR	5,430	6,630
OP Mortgage Bank	0.250%	3/13/24	EUR	24,148	29,606
OP Mortgage Bank	1.000%	11/28/24	EUR	5,635	7,119
OP Mortgage Bank	0.010%	11/19/26	EUR	8,050	9,825
OP Mortgage Bank	0.625%	2/15/29	EUR	8,050	10,204
OP Mortgage Bank	0.010%	11/19/30	EUR	24,148	28,843
Sampo Oyj	3.375%	5/23/49	EUR	6,681	9,140
Sampo Oyj	2.500%	9/3/52	EUR	12,025	15,228
Stora Enso Oyj	2.500%	6/7/27	EUR	3,623	4,892
Stora Enso Oyj	2.500%	3/21/28	EUR	100	136
					380,949
France (3.2%)
Aeroports de Paris	1.500%	7/24/23	EUR	4,000	4,974
Aeroports de Paris	3.125%	6/11/24	EUR	1,600	2,124
Aeroports de Paris	1.500%	4/7/25	EUR	3,200	4,087
Aeroports de Paris	2.125%	10/2/26	EUR	14,400	19,122
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,432
Aeroports de Paris	1.000%	1/5/29	EUR	20,200	25,310
Aeroports de Paris	2.750%	4/2/30	EUR	9,000	12,758
Aeroports de Paris	1.500%	7/2/32	EUR	5,600	7,205
Aeroports de Paris	1.125%	6/18/34	EUR	2,400	2,952
Aeroports de Paris	2.125%	10/11/38	EUR	5,900	8,107
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,400	1,695
Air Liquide Finance SA	1.000%	4/2/25	EUR	8,000	10,026
Air Liquide Finance SA	1.250%	6/3/25	EUR	4,500	5,699
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	127
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,306
Air Liquide Finance SA	1.375%	4/2/30	EUR	8,000	10,497
Air Liquide SA	2.375%	9/6/23	EUR	1,800	2,299
Airbus Finance BV	2.375%	4/2/24	EUR	7,486	9,581
Airbus Finance BV	2.125%	10/29/29	EUR	564	768
Airbus Finance BV	1.375%	5/13/31	EUR	16,288	20,860
Airbus SE	1.375%	6/9/26	EUR	4,669	5,958
Airbus SE	2.375%	4/7/32	EUR	6,050	8,370
Airbus SE	2.375%	6/9/40	EUR	10,464	14,228
Alstom SA	0.250%	10/14/26	EUR	8,000	9,646
Altarea SCA	2.250%	7/5/24	EUR	8,000	10,181
APRR SA	1.500%	1/15/24	EUR	600	751
APRR SA	1.875%	1/15/25	EUR	1,900	2,443
APRR SA	1.125%	1/9/26	EUR	8,600	10,869
APRR SA	1.250%	1/6/27	EUR	8,600	11,025
APRR SA	1.250%	1/18/28	EUR	1,200	1,540
APRR SA	1.500%	1/25/30	EUR	600	794
APRR SA	1.875%	1/6/31	EUR	200	273
APRR SA	1.625%	1/13/32	EUR	7,500	10,149
APRR SA	1.500%	1/17/33	EUR	300	401
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	4,800	6,131
Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	1,000	1,229
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	100	127
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	8,000	10,994
Arkema SA	1.500%	1/20/25	EUR	400	508
Arkema SA	1.500%	4/20/27	EUR	14,100	18,271
Atos SE	1.750%	5/7/25	EUR	6,900	8,740
Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	128

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	2,700	3,419
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	4,100	5,309
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,779
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	8,600	10,818
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	513
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	5,000	6,502
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	6,400	8,371
AXA Bank Europe SCF	0.375%	3/23/23	EUR	4,800	5,864
AXA Bank Europe SCF	0.500%	4/18/25	EUR	22,500	27,925
AXA Bank Europe SCF	1.375%	4/18/33	EUR	12,500	16,962
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	8,000	9,594
AXA SA	1.125%	5/15/28	EUR	3,623	4,727
AXA SA	5.125%	7/4/43	EUR	1,803	2,400
AXA SA	3.375%	7/6/47	EUR	19,280	26,583
AXA SA	3.250%	5/28/49	EUR	14,969	20,647
AXA SA	6.686%	7/29/49	GBP	1,449	2,450
AXA SA	3.941%	11/29/49	EUR	1,554	2,073
AXA SA	5.453%	11/29/49	GBP	4,951	7,905
AXA SA	5.625%	1/16/54	GBP	7,060	12,253
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	5,000	6,298
Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	13,600	16,567
Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	54,600	67,068
Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	1,100,000	10,113
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	6,600	8,598
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	5,200	7,474
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	8,000	10,381
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	15,152	19,811
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	1,400,000	12,795
Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	200,000	1,837
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	4,100	5,836
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	36,000	45,347
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	4,100	5,084
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	4,000	5,345
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	500	645
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	17,000	22,245
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	13,500	16,744
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	140
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	4,500	5,784
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	1,100	1,470
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	3,800	4,828
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	4,000	5,379
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	12,000	14,095
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	8,000	10,328
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,700	2,054
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	4,800	6,029
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	8,000	9,491
BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,636
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	4,025	5,052
BNP Paribas SA	0.500%	6/1/22	EUR	4,025	4,888
BNP Paribas SA	1.125%	8/16/22	GBP	3,220	4,488
BNP Paribas SA	2.875%	10/24/22	EUR	4,025	5,072
BNP Paribas SA	1.125%	1/15/23	EUR	886	1,092
BNP Paribas SA	4.500%	3/21/23	EUR	160	210
BNP Paribas SA	2.875%	9/26/23	EUR	4,468	5,777
BNP Paribas SA	1.125%	10/10/23	EUR	9,498	11,780

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BNP Paribas SA	1.125%	11/22/23	EUR	500	621
BNP Paribas SA	2.375%	5/20/24	EUR	6,842	8,860
BNP Paribas SA	1.000%	6/27/24	EUR	4,025	4,990
BNP Paribas SA	2.375%	2/17/25	EUR	4,025	5,196
BNP Paribas SA	1.250%	3/19/25	EUR	8,050	10,104
BNP Paribas SA	0.500%	7/15/25	EUR	3,200	3,897
BNP Paribas SA	1.500%	11/17/25	EUR	16,501	21,011
BNP Paribas SA	3.375%	1/23/26	GBP	2,174	3,272
BNP Paribas SA	1.125%	6/11/26	EUR	29,782	37,281
BNP Paribas SA	0.125%	9/4/26	EUR	1,400	1,667
BNP Paribas SA	2.875%	10/1/26	EUR	3,864	5,202
BNP Paribas SA	2.125%	1/23/27	EUR	16,000	20,815
BNP Paribas SA	2.625%	10/14/27	EUR	3,301	4,108
BNP Paribas SA	1.875%	12/14/27	GBP	4,800	6,732
BNP Paribas SA	0.500%	2/19/28	EUR	10,000	12,018
BNP Paribas SA	0.500%	9/1/28	EUR	7,000	8,370
BNP Paribas SA	1.125%	4/17/29	EUR	8,000	9,937
BNP Paribas SA	0.500%	1/19/30	EUR	12,000	14,152
BNP Paribas SA	2.375%	11/20/30	EUR	8,000	10,341
BNP Paribas SA	1.250%	7/13/31	GBP	5,000	6,397
Bouygues SA	3.625%	1/16/23	EUR	2,000	2,568
Bouygues SA	5.500%	10/6/26	GBP	4,900	8,315
Bouygues SA	1.375%	6/7/27	EUR	2,900	3,778
Bouygues SA	1.125%	7/24/28	EUR	4,000	5,128
BPCE SA	1.125%	1/18/23	EUR	3,000	3,685
BPCE SA	4.250%	2/6/23	EUR	100	130
BPCE SA	0.375%	10/5/23	EUR	11,300	13,797
BPCE SA	2.875%	1/16/24	EUR	10,800	14,069
BPCE SA	0.875%	1/31/24	EUR	11,400	14,048
BPCE SA	1.000%	7/15/24	EUR	6,800	8,466
BPCE SA	3.000%	7/19/24	EUR	6,900	9,134
BPCE SA	0.625%	9/26/24	EUR	19,700	24,146
BPCE SA	1.000%	4/1/25	EUR	12,000	14,902
BPCE SA	0.250%	1/15/26	EUR	8,600	10,413
BPCE SA	1.375%	12/23/26	GBP	5,700	7,927
BPCE SA	0.010%	1/14/27	EUR	3,800	4,517
BPCE SA	0.500%	9/15/27	EUR	8,000	9,652
BPCE SA	2.750%	11/30/27	EUR	4,100	5,133
BPCE SA	4.500%	4/26/28	AUD	1,300	1,121
BPCE SA	1.000%	10/5/28	EUR	4,200	5,317
BPCE SA	5.250%	4/16/29	GBP	2,400	4,058
BPCE SA	0.625%	1/15/30	EUR	11,200	13,589
BPCE SA	0.250%	1/14/31	EUR	10,000	11,559
BPCE SFH SA	0.375%	2/10/23	EUR	4,100	5,004
BPCE SFH SA	2.375%	11/29/23	EUR	4,000	5,160
BPCE SFH SA	0.375%	2/21/24	EUR	10,200	12,539
BPCE SFH SA	1.750%	6/27/24	EUR	16,000	20,544
BPCE SFH SA	1.000%	2/24/25	EUR	10,800	13,656
BPCE SFH SA	0.398%	4/24/25	EUR	16,000	19,796
BPCE SFH SA	0.750%	9/2/25	EUR	8,000	10,061
BPCE SFH SA	0.625%	9/22/27	EUR	4,000	5,049
BPCE SFH SA	0.010%	11/10/27	EUR	8,000	9,708
BPCE SFH SA	0.875%	4/13/28	EUR	9,700	12,457
BPCE SFH SA	1.000%	6/8/29	EUR	3,700	4,814
BPCE SFH SA	0.625%	5/29/31	EUR	14,100	17,777

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	8,000	9,785
	Caisse de Refinancement de l'Habitat SA	4.000%	6/17/22	EUR	15,994	20,207
	Caisse de Refinancement de l'Habitat SA	3.300%	9/23/22	EUR	7,647	9,684
	Caisse de Refinancement de l'Habitat SA	4.300%	2/24/23	EUR	5,635	7,367
	Caisse de Refinancement de l'Habitat SA	3.900%	10/20/23	EUR	4,025	5,363
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	9,337	12,526
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	902	1,196
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	8,000	9,696
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	16,900	20,300
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	7,400	11,211
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	6,600	8,952
	Capgemini SE	2.500%	7/1/23	EUR	4,800	6,068
	Capgemini SE	1.000%	10/18/24	EUR	300	373
	Capgemini SE	1.750%	4/18/28	EUR	12,400	16,358
	Capgemini SE	2.375%	4/15/32	EUR	20,900	29,305
	Carmila SA	2.375%	9/16/24	EUR	3,300	4,268
	Carmila SA	2.125%	3/7/28	EUR	1,500	1,895
	Carrefour SA	0.875%	6/12/23	EUR	200	245
	Carrefour SA	0.750%	4/26/24	EUR	7,325	8,992
	Carrefour SA	1.250%	6/3/25	EUR	12,962	16,308
	Carrefour SA	1.750%	5/4/26	EUR	1,000	1,294
	Carrefour SA	2.625%	12/15/27	EUR	8,000	10,999
	Cie de Financement Foncier SA	0.200%	9/16/22	EUR	10,900	13,223
	Cie de Financement Foncier SA	2.375%	11/21/22	EUR	4,670	5,864
	Cie de Financement Foncier SA	0.625%	2/10/23	EUR	9,600	11,764
	Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	244
	Cie de Financement Foncier SA	0.325%	9/12/23	EUR	11,200	13,713
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	11,500	14,835
	Cie de Financement Foncier SA	0.500%	9/4/24	EUR	8,000	9,903
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	1,500	1,851
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	5,600	7,010
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	20,365	29,239
	Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	128
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,600	2,023
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	4,500	5,543
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,892	3,262
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	4,000	4,967
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	8,000	9,708
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	8,800	11,188
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	14,900	19,141
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	3,220	7,085
	Cie de Saint-Gobain	1.750%	4/3/23	EUR	8,000	9,956
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,127
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	100	133
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	9,200	12,445
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	6,100	7,472
	Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	10,000	11,753
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	4,100	6,204
	CNP Assurances	4.500%	6/10/47	EUR	6,100	8,835
	CNP Assurances	2.500%	6/30/51	EUR	5,000	6,393

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	13,200	18,155
Covivio	1.875%	5/20/26	EUR	300	392
Covivio	2.375%	2/20/28	EUR	200	266
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,000	2,956
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	2,000	2,681
Credit Agricole Home Loan SFH SA	0.050%	8/29/22	EUR	1,000	1,211
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	2,415	2,978
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	4,100	5,057
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	4,000	4,970
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,600	2,276
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,500	1,872
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	28,900	36,697
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	12,000	15,420
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	12,000	15,587
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	8,000	9,645
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	14,400	19,209
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	8,000	9,439
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	3,600	4,869
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	12,000	15,408
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	4,000	5,609
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	8,200	10,341
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	17,300	21,548
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	2,053	2,530
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	564	721
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	8,000	9,649
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	11,200	14,122
Credit Agricole SA	0.443%	6/9/22	JPY	400,000	3,659
Credit Agricole SA	0.750%	12/1/22	EUR	4,000	4,900
Credit Agricole SA	3.125%	7/17/23	EUR	700	907
Credit Agricole SA	7.375%	12/18/23	GBP	800	1,287
Credit Agricole SA	2.375%	5/20/24	EUR	11,200	14,524
Credit Agricole SA	1.000%	9/16/24	EUR	1,600	2,000
Credit Agricole SA	3.125%	2/5/26	EUR	3,300	4,568
Credit Agricole SA	1.000%	4/22/26	EUR	4,800	5,955
Credit Agricole SA	1.875%	12/20/26	EUR	8,100	10,566
Credit Agricole SA	2.625%	3/17/27	EUR	16,179	21,602
Credit Agricole SA	1.375%	5/3/27	EUR	1,200	1,545
Credit Agricole SA	1.750%	3/5/29	EUR	9,600	12,510
Credit Agricole SA	2.000%	3/25/29	EUR	3,700	4,788
Credit Agricole SA	1.000%	7/3/29	EUR	21,700	27,397
Credit Agricole SA	1.625%	6/5/30	EUR	8,500	10,600
Credit Agricole SA	0.875%	1/14/32	EUR	5,600	6,773
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	6,800	8,356
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	17,300	21,540
Credit Mutuel Arkea SA	1.375%	1/17/25	EUR	100	127
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,600	1,994
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	8,200	9,831
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	15,800	22,696
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,800	2,280
Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	126
Credit Mutuel Home Loan SFH SA	0.375%	9/12/22	EUR	3,220	3,917
Credit Mutuel Home Loan SFH SA	4.125%	1/16/23	EUR	4,900	6,357
Credit Mutuel Home Loan SFH SA	2.500%	9/11/23	EUR	2,400	3,087
Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	4,800	6,490
Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	8,000	9,814

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	8,000	10,271
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	1,700	2,120
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	4,000	5,020
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	644	819
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	6,900	8,774
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	4,500	5,840
	Danone SA	0.424%	11/3/22	EUR	5,000	6,068
	Danone SA	2.600%	6/28/23	EUR	4,500	5,750
	Danone SA	1.250%	5/30/24	EUR	400	501
	Danone SA	0.709%	11/3/24	EUR	5,900	7,299
	Danone SA	1.125%	1/14/25	EUR	8,000	10,029
	Danone SA	0.571%	3/17/27	EUR	8,000	9,869
	Dassault Systemes SE	0.125%	9/16/26	EUR	4,000	4,828
	Dassault Systemes SE	0.375%	9/16/29	EUR	8,000	9,660
[5]	Dexia Credit Local SA	1.125%	6/15/22	GBP	1,800	2,511
[5]	Dexia Credit Local SA	1.375%	12/7/22	GBP	4,800	6,743
[5]	Dexia Credit Local SA	0.750%	1/25/23	EUR	26,150	32,104
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	49,900	61,722
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	13,800	17,511
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	20,100	24,856
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	2,400	3,502
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	3,600	4,496
[5]	Dexia Credit Local SA	1.000%	10/18/27	EUR	200	256
	Edenred	1.375%	3/10/25	EUR	600	757
	Electricite de France SA	2.750%	3/10/23	EUR	16,300	20,676
	Electricite de France SA	4.625%	9/11/24	EUR	8,050	11,199
	Electricite de France SA	4.000%	11/12/25	EUR	1,700	2,411
	Electricite de France SA	1.000%	10/13/26	EUR	13,100	16,469
	Electricite de France SA	4.125%	3/25/27	EUR	7,400	10,941
	Electricite de France SA	4.625%	4/26/30	EUR	200	326
	Electricite de France SA	2.000%	10/2/30	EUR	1,600	2,173
	Electricite de France SA	5.875%	7/18/31	GBP	2,496	4,631
	Electricite de France SA	5.625%	2/21/33	EUR	7,088	13,149
	Electricite de France SA	6.125%	6/2/34	GBP	16,850	33,524
	Electricite de France SA	1.875%	10/13/36	EUR	7,800	10,380
	Electricite de France SA	4.500%	11/12/40	EUR	3,100	5,770
	Electricite de France SA	5.500%	10/17/41	GBP	16,500	33,257
	Electricite de France SA	5.000%	1/22/49	EUR	4,800	6,542
	Electricite de France SA	5.375%	1/29/49	EUR	2,700	3,671
	Electricite de France SA	5.875%	7/22/49	GBP	2,000	3,122
	Electricite de France SA	2.000%	12/9/49	EUR	17,000	21,719
	Electricite de France SA	6.000%	12/29/49	GBP	3,000	4,636
	Electricite de France SA	6.000%	1/23/14	GBP	5,900	14,097
	Eli Lilly & Co.	1.125%	12/11/28	EUR	8,000	9,954
	ELO SACA	2.375%	12/12/22	EUR	1,600	2,005
	ELO SACA	2.375%	4/25/25	EUR	6,600	8,564
	Energy Transfer LP	1.875%	5/26/26	EUR	400	518
	Engie Alliance GIE	5.750%	6/24/23	EUR	4,820	6,504
	Engie SA	2.625%	7/20/22	EUR	644	801
	Engie SA	3.000%	2/1/23	EUR	3,220	4,095
	Engie SA	0.875%	3/27/24	EUR	1,600	1,979
	Engie SA	0.875%	9/19/25	EUR	10,800	13,458
	Engie SA	2.375%	5/19/26	EUR	200	269
	Engie SA	0.375%	6/11/27	EUR	11,900	14,488
	Engie SA	1.750%	3/27/28	EUR	6,000	7,917

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	1.375%	6/22/28	EUR	1,300	1,676
Engie SA	7.000%	10/30/28	GBP	3,150	6,023
Engie SA	2.125%	3/30/32	EUR	12,400	17,191
Engie SA	2.000%	9/28/37	EUR	2,100	2,895
Engie SA	1.250%	10/24/41	EUR	7,100	8,749
Engie SA	3.875%	6/2/49	EUR	2,900	3,827
Engie SA	5.000%	10/1/60	GBP	4,050	9,172
Engie SA	1.375%	12/31/99	EUR	5,000	6,098
Engie SA	5.950%	3/16/11	EUR	2,554	5,790
EssilorLuxottica SA	0.000%	5/27/23	EUR	200	242
EssilorLuxottica SA	2.625%	2/10/24	EUR	7,406	9,623
EssilorLuxottica SA	0.125%	5/27/25	EUR	8,000	9,711
EssilorLuxottica SA	0.500%	6/5/28	EUR	16,000	19,688
Eutelsat SA	2.000%	10/2/25	EUR	7,600	9,790
Eutelsat SA	2.250%	7/13/27	EUR	1,000	1,318
Gecina SA	1.500%	1/20/25	EUR	7,400	9,410
Gecina SA	1.375%	6/30/27	EUR	100	129
Gecina SA	1.375%	1/26/28	EUR	1,100	1,421
Gecina SA	1.000%	1/30/29	EUR	1,800	2,281
Gecina SA	1.625%	5/29/34	EUR	8,500	11,235
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	3,381	4,169
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	3,400	4,399
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	1,900	2,421
HSBC France SA	0.250%	5/17/24	EUR	2,400	2,921
HSBC France SA	0.100%	9/3/27	EUR	8,100	9,650
HSBC SFH France SA	2.000%	10/16/23	EUR	2,000	2,548
ICADE	1.125%	11/17/25	EUR	8,600	10,812
Imerys SA	2.000%	12/10/24	EUR	600	767
Imerys SA	1.500%	1/15/27	EUR	1,100	1,386
Indigo Group SAS	1.625%	4/19/28	EUR	500	628
JCDecaux SA	1.000%	6/1/23	EUR	8,000	9,808
JCDecaux SA	2.625%	4/24/28	EUR	4,000	5,344
Kering SA	1.250%	5/10/26	EUR	7,400	9,428
Klepierre SA	1.000%	4/17/23	EUR	1,600	1,962
Klepierre SA	1.875%	2/19/26	EUR	6,100	7,927
Klepierre SA	1.375%	2/16/27	EUR	1,200	1,528
Klepierre SA	0.625%	7/1/30	EUR	4,800	5,738
Klepierre SA	1.250%	9/29/31	EUR	200	249
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	3,800	4,916
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	10,050	12,670
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	7,200	9,237
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	4,000	5,185
La Banque Postale SA	1.000%	10/16/24	EUR	4,000	4,972
La Banque Postale SA	2.750%	11/19/27	EUR	3,200	4,006
La Banque Postale SA	3.000%	6/9/28	EUR	1,600	2,239
La Banque Postale SA	2.000%	7/13/28	EUR	7,600	10,100
La Banque Postale SA	1.375%	4/24/29	EUR	8,000	10,225
La Mondiale SAM	5.050%	12/29/49	EUR	5,474	7,667
La Poste SA	2.750%	11/26/24	EUR	3,300	4,374
La Poste SA	1.125%	6/4/25	EUR	8,000	10,059
La Poste SA	0.625%	10/21/26	EUR	7,800	9,627
La Poste SA	0.375%	9/17/27	EUR	15,900	19,337
La Poste SA	1.450%	11/30/28	EUR	1,600	2,093
La Poste SA	1.375%	4/21/32	EUR	36,200	46,796
La Poste SA	1.000%	9/17/34	EUR	4,000	4,925

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Legrand SA	0.750%	7/6/24	EUR	200	247
Legrand SA	1.000%	3/6/26	EUR	100	126
Legrand SA	1.875%	12/16/27	EUR	100	133
Legrand SA	1.875%	7/6/32	EUR	1,300	1,817
LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	604	730
LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	7,245	10,058
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	8,112	10,024
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	8,000	9,659
Mercialys SA	1.787%	3/31/23	EUR	4,100	5,084
Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	243
Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	133
MMS USA Investments Inc.	0.625%	6/13/25	EUR	11,800	14,435
MMS USA Investments Inc.	1.250%	6/13/28	EUR	200	251
MMS USA Investments Inc.	1.750%	6/13/31	EUR	4,900	6,326
Orange SA	3.375%	9/16/22	EUR	1,400	1,769
Orange SA	2.500%	3/1/23	EUR	200	253
Orange SA	0.750%	9/11/23	EUR	1,400	1,719
Orange SA	3.125%	1/9/24	EUR	300	393
Orange SA	1.125%	7/15/24	EUR	7,600	9,484
Orange SA	1.000%	5/12/25	EUR	8,100	10,135
Orange SA	1.000%	9/12/25	EUR	10,900	13,687
Orange SA	5.250%	12/5/25	GBP	1,140	1,882
Orange SA	0.000%	9/4/26	EUR	5,600	6,707
Orange SA	0.875%	2/3/27	EUR	1,500	1,882
Orange SA	1.250%	7/7/27	EUR	6,400	8,203
Orange SA	1.375%	3/20/28	EUR	29,100	37,693
Orange SA	8.125%	11/20/28	GBP	5,232	10,594
Orange SA	2.000%	1/15/29	EUR	200	271
Orange SA	1.375%	1/16/30	EUR	1,900	2,481
Orange SA	1.875%	9/12/30	EUR	14,100	19,151
Orange SA	3.250%	1/15/32	GBP	12,200	19,019
Orange SA	1.625%	4/7/32	EUR	8,000	10,631
Orange SA	0.500%	9/4/32	EUR	15,500	18,395
Orange SA	8.125%	1/28/33	EUR	483	1,060
Orange SA	5.625%	1/23/34	GBP	400	778
Orange SA	1.375%	9/4/49	EUR	3,000	3,593
Orange SA	5.000%	10/29/49	EUR	6,037	8,695
Orange SA	5.750%	10/29/49	GBP	5,635	8,406
Orange SA	5.250%	12/29/49	EUR	11,700	15,816
Orange SA	2.375%	12/31/99	EUR	4,800	6,072
Pernod Ricard SA	0.000%	10/24/23	EUR	200	241
Pernod Ricard SA	1.125%	4/7/25	EUR	700	878
Pernod Ricard SA	1.500%	5/18/26	EUR	2,400	3,089
Pernod Ricard SA	1.750%	4/8/30	EUR	200	269
Pernod Ricard SA	0.875%	10/24/31	EUR	6,400	8,013
PSA Tresorerie GIE	6.000%	9/19/33	EUR	3,180	5,742
Publicis Groupe SA	1.125%	12/16/21	EUR	5,700	6,890
Publicis Groupe SA	0.500%	11/3/23	EUR	400	488
RCI Banque SA	0.750%	9/26/22	EUR	8,291	10,072
RCI Banque SA	1.875%	11/8/22	GBP	1,449	2,026
RCI Banque SA	1.000%	5/17/23	EUR	5,152	6,303
RCI Banque SA	1.375%	3/8/24	EUR	8,854	10,986
RCI Banque SA	1.625%	4/11/25	EUR	7,567	9,510
RCI Banque SA	1.750%	4/10/26	EUR	1,832	2,329
RCI Banque SA	1.625%	5/26/26	EUR	1,047	1,325

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	10,300	13,273
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	12,000	14,227
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	1,000	1,431
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	4,000	5,261
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	500	698
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	4,800	6,576
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	11,800	14,388
SANEF SA	0.950%	10/19/28	EUR	1,400	1,712
Sanofi	0.000%	9/13/22	EUR	4,800	5,793
Sanofi	0.500%	3/21/23	EUR	11,600	14,142
Sanofi	2.500%	11/14/23	EUR	4,000	5,119
Sanofi	1.000%	4/1/25	EUR	12,000	15,065
Sanofi	1.750%	9/10/26	EUR	5,600	7,376
Sanofi	0.500%	1/13/27	EUR	500	618
Sanofi	1.125%	4/5/28	EUR	8,300	10,704
Sanofi	0.875%	3/21/29	EUR	8,000	10,121
Sanofi	1.500%	4/1/30	EUR	12,000	15,910
Sanofi	1.875%	3/21/38	EUR	5,700	8,148
Schneider Electric SE	1.500%	9/8/23	EUR	400	499
Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,219
Schneider Electric SE	0.875%	3/11/25	EUR	2,500	3,121
Schneider Electric SE	1.500%	1/15/28	EUR	8,800	11,550
Schneider Electric SE	0.250%	3/11/29	EUR	12,000	14,465
SCOR SE	3.000%	6/8/46	EUR	1,600	2,146
SCOR SE	3.625%	5/27/48	EUR	2,000	2,835
SCOR SE	1.375%	9/17/51	EUR	3,600	4,281
Societe Generale SA	0.448%	5/26/22	JPY	700,000	6,403
Societe Generale SA	0.000%	5/27/22	EUR	1,600	1,932
Societe Generale SA	4.250%	7/13/22	EUR	2,000	2,537
Societe Generale SA	0.750%	5/26/23	EUR	4,000	4,911
Societe Generale SA	4.000%	6/7/23	EUR	3,500	4,544
Societe Generale SA	1.250%	2/15/24	EUR	14,900	18,540
Societe Generale SA	1.125%	1/23/25	EUR	9,100	11,307
Societe Generale SA	2.625%	2/27/25	EUR	100	130
Societe Generale SA	0.875%	7/1/26	EUR	8,800	10,817
Societe Generale SA	0.750%	1/25/27	EUR	6,600	8,006
Societe Generale SA	0.847%	5/26/27	JPY	1,600,000	14,542
Societe Generale SA	2.125%	9/27/28	EUR	8,800	11,618
Societe Generale SA	0.500%	6/12/29	EUR	9,000	10,568
Societe Generale SA	1.250%	6/12/30	EUR	6,600	8,150
Societe Generale SCF SA	4.250%	2/3/23	EUR	3,700	4,820
Societe Generale SFH SA	0.500%	1/20/23	EUR	1,300	1,589
Societe Generale SFH SA	0.250%	9/11/23	EUR	1,100	1,345
Societe Generale SFH SA	2.000%	4/29/24	EUR	10,700	13,797
Societe Generale SFH SA	0.500%	1/30/25	EUR	7,200	8,937
Societe Generale SFH SA	0.500%	1/28/26	EUR	9,000	11,229
Societe Generale SFH SA	0.750%	1/19/28	EUR	8,000	10,190
Societe Generale SFH SA	0.010%	2/11/30	EUR	2,900	3,480
Societe Generale SFH SA	0.010%	2/5/31	EUR	16,400	19,549
Sodexo SA	2.500%	6/24/26	EUR	483	654
Sodexo SA	1.750%	6/26/28	GBP	6,440	8,982
Sogecap SA	4.125%	12/29/49	EUR	100	136
Suez SA	4.125%	6/24/22	EUR	400	506
Suez SA	2.750%	10/9/23	EUR	2,400	3,091
Suez SA	5.500%	7/22/24	EUR	3,800	5,406

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Suez SA	1.000%	4/3/25	EUR	8,200	10,245
Suez SA	1.750%	9/10/25	EUR	500	645
Suez SA	1.250%	4/2/27	EUR	16,000	20,411
Suez SA	1.500%	4/3/29	EUR	7,800	10,193
Suez SA	1.625%	9/17/30	EUR	600	795
Suez SA	5.375%	12/2/30	GBP	1,100	1,989
TDF Infrastructure SAS	2.875%	10/19/22	EUR	17,000	21,124
TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	1,045
Terega SA	2.200%	8/5/25	EUR	100	131
Terega SA	0.875%	9/17/30	EUR	4,000	4,828
Total Capital Canada Ltd.	2.125%	9/18/29	EUR	8,300	11,460
Total Capital International SA	2.250%	6/9/22	GBP	2,240	3,158
Total Capital International SA	2.125%	3/15/23	EUR	3,200	4,025
Total Capital International SA	0.625%	10/4/24	EUR	9,400	11,619
Total Capital International SA	1.375%	3/19/25	EUR	10,900	13,879
Total Capital International SA	1.750%	7/7/25	GBP	7,456	10,664
Total Capital International SA	2.875%	11/19/25	EUR	6,300	8,607
Total Capital International SA	2.500%	3/25/26	EUR	3,500	4,743
Total Capital International SA	1.491%	4/8/27	EUR	8,000	10,393
Total Capital International SA	0.696%	5/31/28	EUR	18,000	22,379
Total Capital International SA	1.491%	9/4/30	EUR	1,000	1,323
Total Capital International SA	1.994%	4/8/32	EUR	8,300	11,495
Total Capital International SA	1.618%	5/18/40	EUR	8,000	10,569
TOTAL SA	2.708%	12/29/49	EUR	10,947	13,637
TOTAL SA	3.875%	12/29/49	EUR	6,842	8,516
TOTAL SA	1.750%	12/31/99	EUR	6,520	8,009
TOTAL SE	2.625%	12/29/49	EUR	15,092	19,141
TOTAL SE	3.369%	12/29/49	EUR	5,796	7,710
TOTAL SE	1.625%	12/31/99	EUR	10,000	12,072
UMG Groupe VYV	1.625%	7/2/29	EUR	3,200	4,058
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	1,522	1,965
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	8,050	10,051
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	9,100	11,357
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	471	598
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	500	670
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	2,800	3,490
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	16,000	19,368
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	300	383
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	6,037	7,642
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	12,000	15,595
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	10,000	11,592
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	2,200	2,857
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	1,047	1,340
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	1,000	1,298
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	5,800	6,520
Veolia Environnement SA	5.125%	5/24/22	EUR	100	127
Veolia Environnement SA	0.892%	1/14/24	EUR	10,300	12,689
Veolia Environnement SA	1.590%	1/10/28	EUR	4,900	6,397
Veolia Environnement SA	0.927%	1/4/29	EUR	4,000	5,007
Veolia Environnement SA	6.125%	11/25/33	EUR	3,526	6,882
Vinci SA	1.000%	9/26/25	EUR	4,000	5,029
Vinci SA	2.250%	3/15/27	GBP	1,000	1,461
Vinci SA	1.625%	1/18/29	EUR	2,800	3,690
Vinci SA	1.750%	9/26/30	EUR	5,400	7,315

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vinci SA	2.750%	9/15/34	GBP	1,000	1,537
					4,334,999
Germany (2.3%)
Aareal Bank AG	0.125%	2/1/24	EUR	4,025	4,916
Aareal Bank AG	0.375%	7/15/25	EUR	1,771	2,193
Allianz Finance II BV	0.875%	1/15/26	EUR	1,600	2,009
Allianz Finance II BV	3.000%	3/13/28	EUR	2,200	3,178
Allianz Finance II BV	1.375%	4/21/31	EUR	10,000	13,191
Allianz SE	5.625%	10/17/42	EUR	5,700	7,404
Allianz SE	2.241%	7/7/45	EUR	5,400	6,963
Allianz SE	4.750%	12/31/49	EUR	4,400	5,849
Allianz SE	2.121%	7/8/50	EUR	3,200	4,118
Allianz SE	3.375%	12/31/99	EUR	6,900	9,059
alstria office REIT-AG	2.125%	4/12/23	EUR	200	249
alstria office REIT-AG	1.500%	11/15/27	EUR	8,000	10,149
Aroundtown SA	1.000%	1/7/25	EUR	500	618
Aroundtown SA	0.625%	7/9/25	EUR	1,600	1,956
Aroundtown SA	4.625%	9/18/25	CAD	1,035	914
Aroundtown SA	1.875%	1/19/26	EUR	16,100	20,798
Aroundtown SA	2.000%	11/2/26	EUR	5,400	6,997
Aroundtown SA	3.250%	7/18/27	GBP	4,910	7,290
Aroundtown SA	1.625%	1/31/28	EUR	3,400	4,318
Aroundtown SA	1.450%	7/9/28	EUR	12,000	15,073
Aroundtown SA	3.000%	10/16/29	GBP	7,164	10,425
Aroundtown SA	2.125%	12/31/99	EUR	3,200	3,885
BASF SE	1.375%	6/21/22	GBP	100	140
BASF SE	2.000%	12/5/22	EUR	8,050	10,032
BASF SE	0.875%	10/6/23	GBP	500	697
BASF SE	1.750%	3/11/25	GBP	644	921
BASF SE	0.875%	11/15/27	EUR	100	126
BASF SE	1.500%	5/22/30	EUR	6,440	8,617
BASF SE	0.875%	10/6/31	EUR	483	613
BASF SE	1.450%	12/13/32	EUR	13,200	17,654
Bayer AG	0.050%	1/12/25	EUR	10,000	11,985
Bayer AG	0.750%	1/6/27	EUR	10,400	12,720
Bayer AG	0.625%	7/12/31	EUR	7,000	8,048
Bayer AG	1.375%	7/6/32	EUR	8,000	9,786
Bayer AG	1.000%	1/12/36	EUR	7,000	7,820
Bayer AG	3.750%	7/1/74	EUR	4,873	6,217
Bayer AG	2.375%	11/12/79	EUR	10,400	12,682
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	12,000	14,595
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	500	635
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	8,200	10,963
Bayerische Landesbank	2.000%	7/11/22	EUR	564	698
Bayerische Landesbank	0.350%	12/1/22	EUR	4,025	4,904
Bayerische Landesbank	1.625%	4/18/23	EUR	4,025	5,041
Bayerische Landesbank	0.500%	3/19/25	EUR	8,050	10,010
Bayerische Landesbank	0.625%	7/19/27	EUR	1,610	2,033
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	5,063	6,340
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	2,415	3,094
Berlin Hyp AG	0.000%	11/29/21	EUR	1,000	1,206
Berlin Hyp AG	0.125%	10/23/23	EUR	20,526	25,044
Berlin Hyp AG	0.125%	1/5/24	EUR	4,025	4,915
Berlin Hyp AG	0.375%	5/3/24	EUR	6,287	7,745
Berlin Hyp AG	1.250%	1/22/25	EUR	400	503

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Berlin Hyp AG	0.625%	10/22/25	EUR	500	627
Berlin Hyp AG	1.125%	10/25/27	EUR	100	126
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,500	1,869
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	4,700	6,002
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	6,400	8,555
BMW Finance NV	0.125%	7/13/22	EUR	12,074	14,590
BMW Finance NV	0.875%	8/16/22	GBP	1,932	2,681
BMW Finance NV	1.250%	9/5/22	EUR	966	1,186
BMW Finance NV	2.375%	1/24/23	EUR	400	503
BMW Finance NV	0.375%	7/10/23	EUR	8,452	10,290
BMW Finance NV	0.625%	10/6/23	EUR	9,015	11,051
BMW Finance NV	0.750%	4/15/24	EUR	725	894
BMW Finance NV	1.000%	11/14/24	EUR	9,482	11,845
BMW Finance NV	0.875%	4/3/25	EUR	7,406	9,240
BMW Finance NV	1.000%	8/29/25	EUR	6,424	8,074
BMW Finance NV	0.000%	1/11/26	EUR	10,000	12,016
BMW Finance NV	0.375%	1/14/27	EUR	12,074	14,755
BMW Finance NV	1.500%	2/6/29	EUR	15,104	19,893
BMW Finance NV	0.200%	1/11/33	EUR	7,000	8,061
BMW International Investment BV	1.875%	9/11/23	GBP	300	426
Brenntag Finance BV	1.125%	9/27/25	EUR	2,898	3,629
Commerzbank AG	0.250%	1/26/22	EUR	3,220	3,892
Commerzbank AG	1.500%	9/21/22	EUR	4,025	4,952
Commerzbank AG	0.500%	9/13/23	EUR	805	980
Commerzbank AG	0.050%	7/11/24	EUR	4,025	4,911
Commerzbank AG	0.625%	8/28/24	EUR	8,050	9,883
Commerzbank AG	0.625%	3/13/25	EUR	7,406	9,247
Commerzbank AG	0.625%	5/28/25	EUR	7,245	9,055
Commerzbank AG	0.875%	9/8/25	EUR	8,130	10,288
Commerzbank AG	1.000%	3/4/26	EUR	12,155	15,183
Commerzbank AG	0.500%	6/9/26	EUR	12,074	15,089
Commerzbank AG	0.500%	12/4/26	EUR	12,074	14,706
Commerzbank AG	0.125%	12/15/26	EUR	9,498	11,642
Commerzbank AG	0.625%	8/24/27	EUR	886	1,119
Commerzbank AG	1.500%	8/28/28	EUR	45	58
Commerzbank AG	0.010%	3/11/30	EUR	7,245	8,685
Commerzbank AG	1.250%	1/9/34	EUR	5,635	7,573
Covestro AG	1.750%	9/25/24	EUR	8,050	10,220
Daimler AG	2.375%	9/12/22	EUR	5,635	7,024
Daimler AG	0.000%	2/8/24	EUR	644	776
Daimler AG	2.625%	4/7/25	EUR	17,050	22,627
Daimler AG	2.000%	8/22/26	EUR	14,025	18,531
Daimler AG	0.375%	11/8/26	EUR	12,074	14,693
Daimler AG	0.750%	2/8/30	EUR	7,245	8,833
Daimler AG	0.750%	9/10/30	EUR	4,025	4,922
Daimler AG	2.000%	2/27/31	EUR	5,474	7,427
Daimler AG	1.125%	11/6/31	EUR	8,050	10,069
Daimler AG	1.125%	8/8/34	EUR	7,245	8,845
Daimler AG	2.125%	7/3/37	EUR	5,000	6,868
Daimler Canada Finance Inc.	3.050%	5/16/22	CAD	7,235	6,032
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	2,895	2,479
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	2,170	1,771
Daimler International Finance BV	0.250%	5/11/22	EUR	644	779
Daimler International Finance BV	2.125%	6/7/22	GBP	100	140
Daimler International Finance BV	0.625%	2/27/23	EUR	8,755	10,688

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Daimler International Finance BV	2.000%	9/4/23	GBP	500	710
Daimler International Finance BV	0.875%	4/9/24	EUR	2,375	2,936
Daimler International Finance BV	1.000%	11/11/25	EUR	16,904	21,215
Daimler International Finance BV	1.375%	6/26/26	EUR	14,006	17,947
Daimler International Finance BV	0.625%	5/6/27	EUR	12,074	14,860
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	4,100	5,009
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	890
Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	14,891	19,073
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	3,220	4,229
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	805	940
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	3,580	2,993
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	11,423	16,202
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	2,013	2,569
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	1,128	1,633
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	500	770
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	4,524	5,600
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	508	656
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	2,818	4,076
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	2,294	2,790
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	100	136
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	2,415	3,187
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	2,174	2,743
Deutsche Bahn Finance GmbH	1.500%	12/8/32	EUR	5,635	7,563
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	7,889	10,663
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,322	8,839
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	8,142	10,504
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	17,250	17,844
Deutsche Bahn Finance GmbH	0.950%	12/31/99	EUR	3,300	3,984
Deutsche Bank AG	2.375%	1/11/23	EUR	9,400	11,771
Deutsche Bank AG	1.125%	8/30/23	EUR	20,388	25,208
Deutsche Bank AG	0.625%	12/19/23	CHF	9,255	10,279
Deutsche Bank AG	3.875%	2/12/24	GBP	100	148
Deutsche Bank AG	0.250%	3/8/24	EUR	7,486	9,174
Deutsche Bank AG	2.625%	12/16/24	GBP	8,000	11,513
Deutsche Bank AG	2.625%	2/12/26	EUR	7,700	10,117
Deutsche Bank AG	1.375%	9/3/26	EUR	8,900	11,043
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	5,464
Deutsche Bank AG	1.625%	1/20/27	EUR	2,100	2,641
Deutsche Bank AG	1.750%	1/17/28	EUR	10,000	12,646
Deutsche Bank AG	0.250%	8/31/28	EUR	4,025	4,947
Deutsche Bank AG	1.750%	11/19/30	EUR	7,000	8,767
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	624
Deutsche Boerse AG	1.625%	10/8/25	EUR	3,299	4,274
Deutsche Boerse AG	1.125%	3/26/28	EUR	8,050	10,335
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	12,000	14,617
Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	122
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	11,900	14,596
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	125
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,500	1,918
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,200	1,502
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	8,050	9,838
Deutsche Pfandbriefbank AG	0.050%	9/5/22	EUR	5,474	6,628
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	16,000	19,499
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	15,200	19,172
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	4,910	6,925

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	8,050	10,786
Deutsche Post AG	2.750%	10/9/23	EUR	1,610	2,079
Deutsche Post AG	2.875%	12/11/24	EUR	1,610	2,146
Deutsche Post AG	0.375%	5/20/26	EUR	2,667	3,261
Deutsche Post AG	1.625%	12/5/28	EUR	16,440	21,800
Deutsche Post AG	0.750%	5/20/29	EUR	5,000	6,233
Deutsche Telekom AG	0.500%	7/5/27	EUR	15,294	18,773
Deutsche Telekom AG	1.375%	7/5/34	EUR	2,415	3,099
Deutsche Telekom AG	2.250%	3/29/39	EUR	3,421	4,771
Deutsche Telekom AG	1.750%	12/9/49	EUR	4,025	4,951
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	1,610	2,040
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	16,179	19,724
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	9,659	11,803
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	3,539	4,690
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	7,446	10,716
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	12,074	17,843
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	17,761	22,719
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	100	127
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	200	258
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	145
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,214	5,506
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	725	1,524
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	7,003	9,572
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	725	1,512
Deutsche Wohnen SE	1.000%	4/30/25	EUR	8,000	9,994
DVB Bank SE	1.250%	6/16/23	EUR	15,500	19,192
DZ HYP AG	0.125%	9/30/22	EUR	10,464	12,695
DZ HYP AG	0.625%	6/5/24	EUR	100	124
DZ HYP AG	0.375%	6/6/25	EUR	1,600	1,982
DZ HYP AG	0.500%	11/13/25	EUR	12,879	16,062
DZ HYP AG	0.750%	2/2/26	EUR	8,000	10,106
DZ HYP AG	0.375%	3/31/26	EUR	4,991	6,201
DZ HYP AG	0.100%	8/31/26	EUR	1,000	1,225
DZ HYP AG	0.500%	9/30/26	EUR	8,050	10,076
DZ HYP AG	0.500%	4/1/27	EUR	4,000	5,012
DZ HYP AG	0.750%	6/30/27	EUR	966	1,228
DZ HYP AG	0.625%	8/30/27	EUR	8,000	10,106
DZ HYP AG	0.875%	1/30/29	EUR	8,050	10,371
DZ HYP AG	0.050%	6/29/29	EUR	8,050	9,730
DZ HYP AG	0.875%	1/18/30	EUR	9,800	12,647
DZ HYP AG	0.010%	3/29/30	EUR	20,000	23,983
DZ HYP AG	0.875%	4/17/34	EUR	8,050	10,370
E.ON International Finance BV	5.500%	7/6/22	GBP	1,100	1,607
E.ON International Finance BV	5.625%	12/6/23	GBP	1,127	1,750
E.ON International Finance BV	1.625%	5/30/26	EUR	10,303	13,308
E.ON International Finance BV	6.375%	6/7/32	GBP	5,071	9,864
E.ON International Finance BV	4.750%	1/31/34	GBP	4,300	7,506
E.ON International Finance BV	5.875%	10/30/37	GBP	9,200	18,544
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,226
E.ON SE	0.375%	4/20/23	EUR	3,421	4,159
E.ON SE	0.875%	5/22/24	EUR	500	618
E.ON SE	0.250%	10/24/26	EUR	12,074	14,615
E.ON SE	0.375%	9/29/27	EUR	4,025	4,895
E.ON SE	0.750%	2/20/28	EUR	7,909	9,805
E.ON SE	1.625%	5/22/29	EUR	6,520	8,580

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON SE	0.350%	2/28/30	EUR	4,025	4,784
E.ON SE	0.875%	8/20/31	EUR	13,400	16,558
E.ON SE	0.625%	11/7/31	EUR	13,925	16,674
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	2,400	2,922
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	2,400	2,909
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,600	6,955
EnBW International Finance BV	0.625%	4/17/25	EUR	11,430	14,088
EnBW International Finance BV	2.500%	6/4/26	EUR	1,610	2,172
EnBW International Finance BV	0.250%	10/19/30	EUR	7,647	9,023
EnBW International Finance BV	6.125%	7/7/39	EUR	3,450	7,634
e-netz Suedhessen AG	6.125%	4/23/41	EUR	400	765
Eurogrid GmbH	1.625%	11/3/23	EUR	1,500	1,878
Eurogrid GmbH	1.875%	6/10/25	EUR	15,900	20,505
Eurogrid GmbH	1.500%	4/18/28	EUR	4,900	6,369
Evonik Industries AG	0.625%	9/18/25	EUR	4,100	5,043
EWE AG	0.375%	10/22/32	EUR	42,558	49,474
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	8,402	10,487
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	1,266	1,842
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	5,796	7,019
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	400	508
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	8,050	10,207
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	7,245	9,664
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	8,050	10,408
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	9,257	11,291
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	9,659	13,538
Grand City Properties SA	1.500%	4/17/25	EUR	4,000	5,079
Grand City Properties SA	1.375%	8/3/26	EUR	14,500	18,415
Grand City Properties SA	1.500%	2/22/27	EUR	1,600	2,041
Grand City Properties SA	2.500%	12/31/99	EUR	1,000	1,234
Hamburg Commercial Bank AG	0.750%	6/22/22	EUR	400	487
Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	8,700	10,625
Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	12,900	15,771
Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	4,900	6,502
Hannover Rueck SE	3.375%	6/29/49	EUR	100	134
HeidelbergCement AG	2.250%	3/30/23	EUR	6,440	8,051
HeidelbergCement AG	2.250%	6/3/24	EUR	8,613	11,028
HeidelbergCement AG	1.500%	2/7/25	EUR	11,269	14,225
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	6,198	7,942
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	513
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	8,050	10,115
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	9,015	11,731
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	644	794
Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	11,091	15,399
ING-DiBa AG	0.250%	10/9/23	EUR	4,000	4,894
ING-DiBa AG	0.250%	11/16/26	EUR	4,000	4,938
ING-DiBa AG	0.125%	5/23/27	EUR	4,000	4,903
ING-DiBa AG	1.000%	5/23/39	EUR	15,300	20,070
innogy Finance BV	1.000%	4/13/25	EUR	4,025	5,011
innogy Finance BV	1.500%	7/31/29	EUR	31,939	41,652
innogy Finance BV	6.250%	6/3/30	GBP	17,226	32,070
innogy Finance BV	6.125%	7/6/39	GBP	2,400	5,085
Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	5,600	6,756
Landesbank Baden-Wuerttemberg	0.500%	6/7/22	EUR	2,400	2,909
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	1,610	1,971
Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	1,500	1,830

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	8,000	9,843
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	1,600	2,247
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	8,050	9,956
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	28,100	34,058
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	6,609	7,992
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	18,100	21,976
Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	12,000	14,632
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	1,011
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	8,000	9,843
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	1,600	1,947
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	7,200	8,813
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	500	623
LANXESS AG	2.625%	11/21/22	EUR	300	376
LANXESS AG	1.125%	5/16/25	EUR	7,647	9,610
LEG Immobilien SE	1.250%	1/23/24	EUR	800	991
LEG Immobilien SE	0.875%	11/28/27	EUR	3,900	4,841
Merck Financial Services GmbH	0.005%	12/15/23	EUR	16,000	19,308
Merck Financial Services GmbH	0.875%	7/5/31	EUR	600	752
Merck KGaA	3.375%	12/12/74	EUR	300	396
Merck KGaA	1.625%	9/9/80	EUR	8,800	10,821
Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	805	992
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	625
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	966	1,217
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	10,464	13,206
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	12,074	15,255
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	10,263	14,655
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	7,486	9,788
Muenchener Hypothekenbank eG	0.010%	11/2/40	EUR	10,000	10,875
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	7,400	8,924
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.250%	5/26/42	EUR	9,400	12,034
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	4,500	6,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	3,400	4,754
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	886	1,092
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	8,050	9,914
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	5,300	6,750
Roadster Finance DAC	2.375%	12/8/32	EUR	400	514
Robert Bosch GmbH	1.750%	7/8/24	EUR	200	256
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,424
Santander Consumer Bank AG	0.750%	10/17/22	EUR	15,000	18,281
Santander Consumer Bank AG	0.250%	10/15/24	EUR	1,600	1,937
SAP SE	1.125%	2/20/23	EUR	2,134	2,623
SAP SE	0.750%	12/10/24	EUR	1,100	1,363
SAP SE	1.250%	3/10/28	EUR	4,600	5,938
SAP SE	0.375%	5/18/29	EUR	500	607
SAP SE	1.625%	3/10/31	EUR	13,800	18,510
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	11,229	13,571
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,494
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	722
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	8,050	9,618
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	300	397
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	12,757	16,743

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	4,000	4,859
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	5,635	6,705
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	7,404	10,242
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	2,400	4,482
Talanx AG	2.500%	7/23/26	EUR	1,600	2,184
Talanx AG	2.250%	12/5/47	EUR	8,200	10,495
Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	3,200	4,205
TLG Immobilien AG	1.500%	5/28/26	EUR	7,800	9,872
UniCredit Bank AG	1.875%	9/12/22	EUR	500	621
UniCredit Bank AG	0.125%	10/26/23	EUR	1,610	1,963
UniCredit Bank AG	1.875%	4/9/24	EUR	4,106	5,271
UniCredit Bank AG	0.625%	2/12/25	EUR	100	125
UniCredit Bank AG	0.625%	11/20/25	EUR	5,393	6,760
UniCredit Bank AG	0.500%	5/4/26	EUR	500	625
UniCredit Bank AG	0.010%	9/15/28	EUR	9,176	11,093
UniCredit Bank AG	0.875%	1/11/29	EUR	10,223	13,161
UniCredit Bank AG	0.250%	1/15/32	EUR	15,696	19,046
UniCredit Bank AG	0.850%	5/22/34	EUR	12,155	15,628
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	6,520	8,413
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	9,257	12,499
Volkswagen Bank GmbH	1.250%	8/1/22	EUR	5,800	7,094
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	9,176	11,219
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	32,900	41,036
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	1,047	1,318
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	4,200	5,624
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	886	1,084
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	4,830	6,080
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	1,610	2,140
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	16,099	23,082
Volkswagen Financial Services NV	1.625%	6/9/22	GBP	2,800	3,904
Volkswagen Financial Services NV	1.750%	9/12/22	GBP	805	1,126
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	483	693
Volkswagen International Finance NV	3.375%	11/16/26	GBP	5,700	8,649
Volkswagen International Finance NV	1.875%	3/30/27	EUR	14,600	19,045
Volkswagen International Finance NV	3.250%	11/18/30	EUR	1,400	2,064
Volkswagen International Finance NV	1.250%	9/23/32	EUR	4,600	5,751
Volkswagen International Finance NV	3.300%	3/22/33	EUR	800	1,205
Volkswagen International Finance NV	4.125%	11/16/38	EUR	13,000	21,530
Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,723
Volkswagen International Finance NV	5.125%	9/29/49	EUR	3,301	4,367
Volkswagen International Finance NV	3.500%	12/29/49	EUR	8,211	10,689
Volkswagen International Finance NV	2.700%	12/31/99	EUR	9,200	11,397
Volkswagen International Finance NV	3.375%	12/31/99	EUR	13,200	16,876
Volkswagen International Finance NV	3.500%	12/31/99	EUR	15,200	19,637
Volkswagen International Finance NV	3.875%	12/31/99	EUR	8,300	10,984
Volkswagen International Finance NV	3.875%	12/31/99	EUR	4,000	5,301
Volkswagen International Finance NV	4.625%	12/31/99	EUR	7,500	10,403
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	8,000	9,944
Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	9,217	11,298
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	1,852	2,386
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	8,452	10,489
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	9,337	11,741
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,755	2,237
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	8,000	9,538
Vonovia Finance BV	0.750%	1/25/22	EUR	100	121

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vonovia Finance BV	0.875%	7/3/23	EUR	700	859
Vonovia Finance BV	2.250%	12/15/23	EUR	10,200	13,038
Vonovia Finance BV	1.500%	3/31/25	EUR	4,106	5,238
Vonovia Finance BV	1.800%	6/29/25	EUR	20,000	25,761
Vonovia Finance BV	1.125%	9/8/25	EUR	2,000	2,525
Vonovia Finance BV	1.500%	3/22/26	EUR	14,900	19,169
Vonovia Finance BV	1.500%	6/10/26	EUR	4,000	5,153
Vonovia Finance BV	1.750%	1/25/27	EUR	200	262
Vonovia Finance BV	0.625%	10/7/27	EUR	4,800	5,891
Vonovia Finance BV	1.500%	1/14/28	EUR	1,100	1,423
Vonovia Finance BV	2.250%	4/7/30	EUR	8,000	10,980
Vonovia Finance BV	1.125%	9/14/34	EUR	8,000	9,745
Vonovia Finance BV	2.750%	3/22/38	EUR	200	294
Vonovia Finance BV	4.000%	12/29/49	EUR	1,800	2,213
VW Credit Canada Inc.	3.250%	3/29/23	CAD	6,842	5,813
VW Credit Canada Inc.	2.850%	9/26/24	CAD	1,365	1,170
VW Credit Canada Inc.	1.500%	9/23/25	CAD	4,990	4,046
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	8,000	9,833
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	8,000	9,914
Wuerth Finance International BV	1.000%	5/19/22	EUR	400	486
					3,133,184
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	483	589
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	500,000	4,518
					5,107
Ireland (0.1%)
Bank of Ireland Group plc	1.375%	8/29/23	EUR	12,235	15,192
Bank of Ireland Group plc	1.000%	11/25/25	EUR	17,708	21,884
CRH Finance DAC	3.125%	4/3/23	EUR	8,734	11,168
CRH Finance DAC	1.375%	10/18/28	EUR	1,127	1,457
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	4,265	4,772
CRH Funding BV	1.625%	5/5/30	EUR	8,050	10,565
ESB Finance DAC	3.494%	1/12/24	EUR	805	1,059
ESB Finance DAC	2.125%	6/8/27	EUR	5,091	6,839
ESB Finance DAC	1.875%	6/14/31	EUR	4,025	5,487
ESB Finance DAC	2.125%	11/5/33	EUR	8,935	12,565
Freshwater Finance plc	5.182%	4/20/35	GBP	1,610	2,980
Freshwater Finance plc	4.607%	10/17/36	GBP	906	1,584
GAS Networks Ireland	1.375%	12/5/26	EUR	2,013	2,587
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	8,452	11,114
Ryanair DAC	1.125%	3/10/23	EUR	200	244
Ryanair DAC	1.125%	8/15/23	EUR	2,415	2,952
Ryanair DAC	2.875%	9/15/25	EUR	6,000	7,847
					120,296
Italy (0.7%)
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,830	6,355
2i Rete Gas SPA	1.608%	10/31/27	EUR	5,232	6,727
A2A SPA	1.250%	3/16/24	EUR	3,220	4,017
A2A SPA	0.625%	10/28/32	EUR	10,384	12,051
ACEA SPA	1.000%	10/24/26	EUR	4,927	6,163
ACEA SPA	1.500%	6/8/27	EUR	11,951	15,373
ACEA SPA	0.500%	4/6/29	EUR	10,850	12,982
Aeroporti di Roma SPA	5.441%	2/20/23	GBP	250	366
Aeroporti di Roma SPA	1.625%	6/8/27	EUR	3,140	3,877

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	5,860	8,344
Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,826
Assicurazioni Generali SPA	7.750%	12/12/42	EUR	6,400	8,616
Assicurazioni Generali SPA	5.500%	10/27/47	EUR	12,667	18,680
Assicurazioni Generali SPA	5.000%	6/8/48	EUR	2,415	3,492
ASTM SPA	1.625%	2/8/28	EUR	2,978	3,688
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	4,540	5,984
Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	7,245	9,586
Banco BPM SPA	0.625%	6/8/23	EUR	8,050	9,864
Banco BPM SPA	1.000%	1/23/25	EUR	12,074	15,170
Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	12,879	16,048
Buzzi Unicem SPA	2.125%	4/28/23	EUR	1,047	1,309
Credit Agricole Italia SPA	0.875%	6/16/23	EUR	8,000	9,875
Credit Agricole Italia SPA	0.250%	9/30/24	EUR	8,600	10,532
Credit Agricole Italia SPA	0.625%	1/13/26	EUR	4,500	5,629
Credit Agricole Italia SPA	1.000%	3/25/27	EUR	12,000	15,372
Credit Agricole Italia SPA	0.250%	1/17/28	EUR	4,000	4,908
Credit Agricole Italia SPA	1.625%	3/21/29	EUR	1,600	2,165
Credit Agricole Italia SPA	1.750%	1/15/38	EUR	4,000	5,723
Credit Agricole Italia SPA	1.000%	1/17/45	EUR	700	895
Credito Emiliano SPA	1.125%	1/17/24	EUR	8,050	10,037
Enel Finance International NV	4.875%	4/17/23	EUR	1,932	2,555
Enel Finance International NV	5.250%	9/29/23	EUR	593	807
Enel Finance International NV	0.000%	6/17/24	EUR	2,415	2,922
Enel Finance International NV	5.625%	8/14/24	GBP	9,124	14,545
Enel Finance International NV	1.000%	9/16/24	EUR	3,059	3,811
Enel Finance International NV	1.966%	1/27/25	EUR	11,846	15,305
Enel Finance International NV	1.375%	6/1/26	EUR	30,091	38,547
Enel Finance International NV	1.125%	9/16/26	EUR	2,174	2,753
Enel Finance International NV	0.375%	6/17/27	EUR	13,040	15,926
Enel Finance International NV	1.000%	10/20/27	GBP	2,496	3,369
Enel Finance International NV	1.125%	10/17/34	EUR	4,186	5,272
Enel Finance International NV	5.750%	9/14/40	GBP	13,523	27,695
Enel SPA	5.750%	6/22/37	GBP	2,415	4,778
Enel SPA	3.500%	5/24/80	EUR	6,440	8,474
Enel SPA	3.375%	11/24/81	EUR	300	400
Enel SPA	2.500%	12/31/99	EUR	8,935	11,238
Eni SPA	2.625%	11/22/21	EUR	2,415	2,951
Eni SPA	0.750%	5/17/22	EUR	500	608
Eni SPA	1.750%	1/18/24	EUR	8,822	11,153
Eni SPA	0.625%	9/19/24	EUR	8,050	9,910
Eni SPA	3.750%	9/12/25	EUR	5,313	7,436
Eni SPA	1.500%	2/2/26	EUR	644	828
Eni SPA	1.500%	1/17/27	EUR	4,025	5,198
Eni SPA	1.625%	5/17/28	EUR	2,415	3,175
Eni SPA	1.125%	9/19/28	EUR	4,427	5,630
Eni SPA	0.625%	1/23/30	EUR	8,050	9,719
Eni SPA	1.000%	10/11/34	EUR	4,830	5,879
Eni SPA	2.625%	12/31/99	EUR	6,440	8,128
Eni SPA	3.375%	12/31/99	EUR	4,025	5,123
FCA Bank SPA	1.250%	6/21/22	EUR	110	134
FCA Bank SPA	0.250%	2/28/23	EUR	12,074	14,588
Hera SPA	0.875%	10/14/26	EUR	4,025	4,999
Hera SPA	0.875%	7/5/27	EUR	8,050	10,057
Hera SPA	5.200%	1/29/28	EUR	4,830	7,727

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	10,142	12,335
Intesa Sanpaolo SPA	0.750%	10/17/22	EUR	100	122
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	3,300	4,223
Intesa Sanpaolo SPA	1.000%	1/27/23	EUR	14,891	18,339
Intesa Sanpaolo SPA	2.125%	8/30/23	EUR	6,440	8,126
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,910	6,491
Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	12,074	15,048
Intesa Sanpaolo SPA	3.125%	2/5/24	EUR	3,220	4,248
Intesa Sanpaolo SPA	0.500%	3/5/24	EUR	4,000	4,935
Intesa Sanpaolo SPA	1.500%	4/10/24	EUR	4,025	5,044
Intesa Sanpaolo SPA	1.000%	7/4/24	EUR	4,669	5,775
Intesa Sanpaolo SPA	0.500%	7/15/24	EUR	4,427	5,469
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	8,400	11,519
Intesa Sanpaolo SPA	1.250%	2/7/25	EUR	2,013	2,564
Intesa Sanpaolo SPA	1.125%	7/14/25	EUR	4,000	5,097
Intesa Sanpaolo SPA	1.000%	9/25/25	EUR	8,050	10,221
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	3,200	4,497
Intesa Sanpaolo SPA	0.375%	9/14/26	EUR	8,050	9,948
Intesa Sanpaolo SPA	1.000%	11/19/26	EUR	10,464	12,898
Intesa Sanpaolo SPA	1.125%	10/4/27	EUR	11,028	14,212
Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	20,991	26,831
Intesa Sanpaolo SPA	1.750%	7/4/29	EUR	7,245	9,270
Intesa Sanpaolo SPA	1.250%	1/15/30	EUR	500	656
Intesa Sanpaolo SPA	2.500%	1/15/30	GBP	2,415	3,380
Iren SPA	0.875%	11/4/24	EUR	3,703	4,585
Iren SPA	1.950%	9/19/25	EUR	4,830	6,233
Italgas SPA	0.875%	4/24/30	EUR	4,830	5,947
Mediobanca Banca di Credito Finanziario SPA	1.125%	7/15/25	EUR	5,635	7,013
Mediobanca Banca di Credito Finanziario SPA	1.375%	11/10/25	EUR	8,693	11,215
Mediobanca Banca di Credito Finanziario SPA	0.875%	1/15/26	EUR	12,879	15,823
Mediobanca Banca di Credito Finanziario SPA	1.250%	11/24/29	EUR	2,093	2,767
Snam SPA	1.000%	9/18/23	EUR	100	124
Snam SPA	0.000%	5/12/24	EUR	2,415	2,914
Snam SPA	0.875%	10/25/26	EUR	15,821	19,701
Snam SPA	1.000%	9/12/34	EUR	6,440	7,787
Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	7,840	10,056
Terna Rete Elettrica Nazionale SPA	1.000%	10/11/28	EUR	10,706	13,540
UniCredit SPA	2.000%	3/4/23	EUR	8,050	10,047
UniCredit SPA	5.250%	4/30/23	EUR	7,245	9,699
UniCredit SPA	1.250%	6/25/25	EUR	25,508	31,552
UniCredit SPA	1.250%	6/16/26	EUR	14,000	17,359
UniCredit SPA	0.375%	10/31/26	EUR	15,334	18,851
UniCredit SPA	2.200%	7/22/27	EUR	8,050	10,230
UniCredit SPA	1.800%	1/20/30	EUR	8,000	9,904
UniCredit SPA	0.850%	1/19/31	EUR	13,000	15,316
					940,205
Japan (0.4%)
Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	5,635	6,803
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	300,000	2,787
Denso Corp.	0.315%	3/17/28	JPY	600,000	5,495
East Japan Railway Co.	4.875%	6/14/34	GBP	4,400	8,215
East Japan Railway Co.	4.500%	1/25/36	GBP	1,300	2,392
East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	480,000	4,394
East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	400,000	3,663
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	1,060,000	9,703

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	1,050,000	9,562
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	947
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	1,100,000	10,177
	JT International Financial Services BV	1.000%	11/26/29	EUR	9,015	11,091
	JT International Financial Services BV	2.750%	9/28/33	GBP	4,106	5,965
	JT International Financial Services BV	2.375%	4/7/81	EUR	8,050	10,241
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	74,000	681
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	140,000	1,300
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	196,000	1,822
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	563,000	5,221
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	160,000	1,503
	Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	56,000	513
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	144,000	1,330
	Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	480,000	4,395
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	8,050	9,826
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	200,000	1,857
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	15,294	18,927
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	200,000	1,831
	Mitsubishi UFJ Financial Group Inc.	0.366%	7/29/26	JPY	194,000	1,762
	Mitsubishi UFJ Financial Group Inc.	0.652%	7/26/27	JPY	160,000	1,473
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	200,000	1,819
	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	300,000	2,729
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	12,879	15,883
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	1,852	2,264
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	3,985	4,942
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	210,000	1,929
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	4,025	4,745
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	8,050	9,754
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	926
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	400,000	3,898
[6]	New Kansai International Airport Co. Ltd.	0.882%	6/27/23	JPY	40,200	375
[3]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	1,804	2,267
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	8,050	10,553
[3]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	5,313	6,965
[3]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	4,910	6,681
[3]	NTT Finance Corp.	0.010%	3/3/25	EUR	7,000	8,442
[3]	NTT Finance Corp.	0.342%	3/3/30	EUR	6,000	7,156
	NTT Finance Corp.	0.380%	9/20/30	JPY	3,900,000	35,872
	Panasonic Corp.	0.300%	9/20/23	JPY	300,000	2,770
	Panasonic Corp.	0.934%	3/19/25	JPY	900,000	8,542
	Panasonic Corp.	0.470%	9/18/26	JPY	1,400,000	12,811
	Shinkin Central Bank	0.110%	6/27/23	JPY	240,000	2,200
	Shinkin Central Bank	0.110%	10/27/23	JPY	160,000	1,467
	Shoko Chukin Bank Ltd.	0.060%	5/27/22	JPY	3,380,000	30,926
	Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	641
	Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	16,675	20,171
	Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	8,050	9,837
	Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	5,635	6,876
	Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,288	1,583
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,200,000	11,080
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	248
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	9,015	11,554
	Sumitomo Mitsui Financial Group Inc.	0.585%	3/16/28	JPY	229,000	2,077
	Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	8,854	10,674
	Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	14,569	17,401

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	EUR	5,876	7,208
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	6,923	9,203
Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	11,189	13,767
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	16,743	23,976
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	6,842	8,649
Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	18,272	22,421
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	400,000	3,664
West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	810,000	7,416
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	870,000	7,993
					526,231
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	EUR	2,496	3,038
Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	11,511	14,444
Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	EUR	7,687	9,892
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	13,684	17,063
Logicor Financing Sarl	1.500%	11/14/22	EUR	5,635	6,907
Logicor Financing Sarl	2.250%	5/13/25	EUR	2,496	3,227
Logicor Financing Sarl	1.625%	7/15/27	EUR	8,050	10,212
Logicor Financing Sarl	3.250%	11/13/28	EUR	6,279	8,803
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	8,000	9,750
NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	4,000	4,893
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	657
Prologis International Funding II SA	0.875%	7/9/29	EUR	4,830	5,972
Prologis International Funding II SA	1.625%	6/17/32	EUR	3,220	4,185
SELP Finance Sarl	1.250%	10/25/23	EUR	3,301	4,082
					103,125
Mexico (0.0%)
America Movil SAB de CV	4.750%	6/28/22	EUR	4,029	5,124
America Movil SAB de CV	1.500%	3/10/24	EUR	483	606
America Movil SAB de CV	5.000%	10/27/26	GBP	1,852	3,038
America Movil SAB de CV	0.750%	6/26/27	EUR	3,462	4,242
America Movil SAB de CV	2.125%	3/10/28	EUR	4,106	5,487
America Movil SAB de CV	5.750%	6/28/30	GBP	3,140	5,689
America Movil SAB de CV	4.375%	8/7/41	GBP	7,476	13,138
America Movil SAB de CV	6.375%	9/6/73	EUR	6,762	9,213
Fomento Economico Mexicano SAB de CV	1.750%	3/20/23	EUR	1,362	1,695
					48,232
Netherlands (0.9%)
ABB Con-Cise Optical Group LLC	0.875%	5/5/28	EUR	14,500	18,034
ABN AMRO Bank NV	0.625%	5/31/22	EUR	483	587
ABN AMRO Bank NV	1.375%	6/7/22	GBP	2,500	3,488
ABN AMRO Bank NV	7.125%	7/6/22	EUR	5,232	6,819
ABN AMRO Bank NV	3.500%	9/21/22	EUR	886	1,125
ABN AMRO Bank NV	0.500%	7/17/23	EUR	2,415	2,953
ABN AMRO Bank NV	2.500%	9/5/23	EUR	5,635	7,248
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,301	4,248
ABN AMRO Bank NV	0.875%	1/15/24	EUR	4,830	5,980
ABN AMRO Bank NV	2.375%	1/23/24	EUR	13,201	17,098
ABN AMRO Bank NV	1.375%	1/16/25	GBP	500	700

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	1.250%	5/28/25	EUR	19,000	23,852
ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,270
ABN AMRO Bank NV	0.600%	1/15/27	EUR	12,000	14,637
ABN AMRO Bank NV	1.500%	9/30/30	EUR	17,467	23,819
ABN AMRO Bank NV	1.000%	4/13/31	EUR	6,400	8,377
ABN AMRO Bank NV	1.375%	1/10/34	EUR	11,500	15,712
ABN AMRO Bank NV	0.375%	1/14/35	EUR	32,100	38,801
ABN AMRO Bank NV	1.375%	1/12/37	EUR	17,600	24,245
ABN AMRO Bank NV	1.450%	4/12/38	EUR	2,800	3,914
ABN AMRO Bank NV	1.125%	4/23/39	EUR	4,000	5,344
Aegon Bank NV	0.250%	5/25/55	EUR	14,800	18,033
Aegon Bank NV	0.375%	11/21/56	EUR	8,000	9,852
Aegon Bank NV	0.750%	6/27/59	EUR	2,000	2,527
Aegon NV	1.000%	12/8/23	EUR	886	1,099
Aegon NV	6.625%	12/16/39	GBP	725	1,701
Aegon NV	4.000%	4/25/44	EUR	1,610	2,127
Akzo Nobel NV	1.750%	11/7/24	EUR	2,898	3,718
Akzo Nobel NV	1.125%	4/8/26	EUR	3,301	4,199
Alliander NV	2.875%	6/14/24	EUR	500	660
Alliander NV	0.375%	6/10/30	EUR	10,000	12,079
ASML Holding NV	3.375%	9/19/23	EUR	805	1,053
ASML Holding NV	1.375%	7/7/26	EUR	8,693	11,185
ASML Holding NV	1.625%	5/28/27	EUR	1,127	1,478
ASR Nederland NV	5.125%	9/29/45	EUR	2,415	3,444
ASR Nederland NV	3.375%	5/2/49	EUR	4,950	6,661
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	4,508	5,726
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	6,440	8,182
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	2,566	3,716
Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	9,832	11,983
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	4,629	5,877
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	2,697	3,525
Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	13,900	17,083
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	3,200	4,452
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	16,099	22,836
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	4,669	5,968
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	800	703
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,220	4,148
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	3,542	4,592
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	12,567	20,797
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	8,900	11,424
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	8,000	10,305
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	7,647	12,465
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	5,722	9,870
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	6,000	8,046
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	12,000	14,245
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	5,500	7,744
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	9,600	12,094
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	644	1,380
de Volksbank NV	0.500%	1/30/26	EUR	5,900	7,349
de Volksbank NV	0.750%	5/18/27	EUR	4,000	5,074
de Volksbank NV	0.750%	10/24/31	EUR	4,025	5,130
Enexis Holding NV	0.875%	4/28/26	EUR	9,600	12,040
EXOR NV	1.750%	1/18/28	EUR	4,267	5,533
EXOR NV	2.250%	4/29/30	EUR	8,000	10,653
Heineken NV	1.500%	12/7/24	EUR	4,106	5,200

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heineken NV	1.625%	3/30/25	EUR	6,440	8,235
Heineken NV	2.875%	8/4/25	EUR	4,749	6,412
Heineken NV	1.375%	1/29/27	EUR	8,130	10,452
Heineken NV	1.500%	10/3/29	EUR	500	654
Heineken NV	2.250%	3/30/30	EUR	12,074	16,681
Heineken NV	1.750%	5/7/40	EUR	7,000	8,881
ING Bank NV	1.875%	5/22/23	EUR	14,006	17,659
ING Bank NV	0.875%	4/11/28	EUR	12,500	16,071
ING Groep NV	1.000%	9/20/23	EUR	4,900	6,061
ING Groep NV	1.125%	2/14/25	EUR	11,500	14,377
ING Groep NV	2.125%	1/10/26	EUR	12,000	15,735
ING Groep NV	3.000%	2/18/26	GBP	5,600	8,345
ING Groep NV	2.500%	2/15/29	EUR	8,000	10,159
ING Groep NV	0.250%	2/18/29	EUR	10,700	12,567
ING Groep NV	1.625%	9/26/29	EUR	21,400	26,560
ING Groep NV	0.250%	2/1/30	EUR	4,000	4,648
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	126
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,369	1,760
Koninklijke DSM NV	1.000%	4/9/25	EUR	2,576	3,228
Koninklijke DSM NV	0.750%	9/28/26	EUR	100	125
Koninklijke KPN NV	0.625%	4/9/25	EUR	8,000	9,765
Koninklijke KPN NV	5.000%	11/18/26	GBP	2,946	4,594
Koninklijke KPN NV	5.750%	9/17/29	GBP	4,359	7,153
Koninklijke Philips NV	0.500%	5/22/26	EUR	100	123
Koninklijke Philips NV	1.375%	5/2/28	EUR	6,198	8,019
Koninklijke Philips NV	2.000%	3/30/30	EUR	8,050	10,907
LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,268	1,543
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	10,600	12,916
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	6,100	7,618
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	8,800	10,768
Nationale-Nederlanden Bank NV Netherlands	0.500%	10/10/56	EUR	800	989
Nationale-Nederlanden Levensverzekering Maatschappij NV	9.000%	8/29/42	EUR	19,346	25,969
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,208	1,502
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	5,405	6,815
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	2,415	2,881
NIBC Bank NV	1.125%	4/19/23	EUR	19,560	24,064
NIBC Bank NV	3.125%	11/15/23	GBP	9,600	13,942
NIBC Bank NV	0.875%	7/8/25	EUR	10,300	12,731
NIBC Bank NV	0.500%	3/19/27	EUR	12,300	15,315
NIBC Bank NV	1.000%	9/11/28	EUR	4,000	5,152
NIBC Bank NV	0.010%	10/15/29	EUR	8,000	9,521
NIBC Bank NV	0.625%	6/1/58	EUR	9,300	11,640
NN Group NV	0.875%	1/13/23	EUR	500	611
NN Group NV	1.625%	6/1/27	EUR	330	429
NN Group NV	4.625%	1/13/48	EUR	6,762	9,675
NN Group NV	4.375%	6/29/49	EUR	805	1,068
PostNL NV	1.000%	11/21/24	EUR	1,530	1,898
PostNL NV	0.625%	9/23/26	EUR	4,025	4,945
Royal Schiphol Group NV	2.000%	4/6/29	EUR	28,977	39,151
Shell International Finance BV	1.125%	4/7/24	EUR	8,452	10,561
Shell International Finance BV	0.375%	2/15/25	EUR	19,000	23,299
Shell International Finance BV	1.625%	1/20/27	EUR	19,665	25,803
Shell International Finance BV	0.125%	11/8/27	EUR	4,025	4,836
Shell International Finance BV	1.250%	5/12/28	EUR	483	622

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Shell International Finance BV	0.750%	8/15/28	EUR	8,050	10,008
Shell International Finance BV	1.000%	12/10/30	GBP	5,635	7,306
Shell International Finance BV	1.875%	4/7/32	EUR	8,050	10,937
Shell International Finance BV	0.875%	11/8/39	EUR	7,969	9,039
Shell International Finance BV	1.750%	9/10/52	GBP	4,025	4,675
Stedin Holding NV	0.875%	10/24/25	EUR	23,504	29,363
Stedin Holding NV	1.375%	9/19/28	EUR	4,025	5,211
Stedin Holding NV	0.500%	11/14/29	EUR	4,025	4,886
TenneT Holding BV	0.750%	6/26/25	EUR	8,050	10,006
TenneT Holding BV	1.000%	6/13/26	EUR	200	252
TenneT Holding BV	1.375%	6/5/28	EUR	22,642	29,361
TenneT Holding BV	1.375%	6/26/29	EUR	8,471	11,054
TenneT Holding BV	1.250%	10/24/33	EUR	1,288	1,673
TenneT Holding BV	1.875%	6/13/36	EUR	2,000	2,764
TenneT Holding BV	1.500%	6/3/39	EUR	17,996	23,266
TenneT Holding BV	0.500%	11/30/40	EUR	9,659	10,402
Vesteda Finance BV	1.500%	5/24/27	EUR	3,220	4,139
Wolters Kluwer NV	2.875%	3/21/23	EUR	4,025	5,120
					1,261,230
New Zealand (0.1%)
ASB Finance Ltd.	0.500%	6/10/22	EUR	16,812	20,398
ASB Finance Ltd.	0.125%	10/18/23	EUR	3,945	4,799
ASB Finance Ltd.	0.625%	10/18/24	EUR	2,918	3,618
ASB Finance Ltd.	0.750%	10/9/25	EUR	4,025	5,042
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	4,106	5,017
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	12,074	15,046
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	966	1,615
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,224	1,508
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	300	262
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	320	276
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	8,050	9,911
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	4,665	5,201
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	6,440	7,849
					80,542
Norway (0.3%)
Avinor AS	1.000%	4/29/25	EUR	100	125
DNB Bank ASA	0.600%	9/25/23	EUR	4,830	5,923
DNB Bank ASA	1.125%	3/20/28	EUR	7,486	9,177
DNB Boligkreditt AS	1.875%	11/21/22	EUR	10,464	13,043
DNB Boligkreditt AS	0.250%	4/18/23	EUR	9,579	11,669
DNB Boligkreditt AS	0.375%	11/20/24	EUR	8,050	9,933
DNB Boligkreditt AS	0.625%	6/19/25	EUR	100	125
DNB Boligkreditt AS	0.625%	1/14/26	EUR	12,074	15,128
DNB Boligkreditt AS	0.250%	9/7/26	EUR	16,179	19,923
Eika Boligkreditt AS	2.125%	1/30/23	EUR	9,659	12,140
Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	122
Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,288	1,590
Eika Boligkreditt AS	0.010%	3/23/28	EUR	25,000	30,198
Equinor ASA	2.875%	9/10/25	EUR	9,176	12,518
Equinor ASA	0.750%	11/9/26	EUR	11,511	14,338
Equinor ASA	1.250%	2/17/27	EUR	16,018	20,515
Equinor ASA	6.125%	11/27/28	GBP	200	368
Equinor ASA	6.875%	3/11/31	GBP	5,756	11,672
Equinor ASA	1.375%	5/22/32	EUR	15,817	20,463
Equinor ASA	1.625%	2/17/35	EUR	4,106	5,427

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Equinor ASA	1.625%	11/9/36	EUR	1,610	2,138
Norsk Hydro ASA	1.125%	4/11/25	EUR	966	1,199
Santander Consumer Bank AS	0.750%	3/1/23	EUR	22,300	27,280
Santander Consumer Bank AS	0.125%	9/11/24	EUR	10,400	12,550
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	8,050	9,840
SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	9,458	11,549
SpareBank 1 Boligkreditt AS	0.125%	5/14/26	EUR	8,050	9,858
SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	33,404	41,167
SpareBank 1 Boligkreditt AS	1.000%	1/30/29	EUR	8,050	10,423
SpareBank 1 Boligkreditt AS	0.125%	11/5/29	EUR	8,050	9,710
Sparebank 1 Oestlandet	0.875%	3/13/23	EUR	100	123
SpareBank 1 SMN	0.750%	7/3/23	EUR	2,174	2,670
SpareBank 1 SMN	0.010%	2/18/28	EUR	8,000	9,398
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	3,220	3,952
Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	8,050	10,075
Sparebanken Vest Boligkreditt AS	0.500%	2/12/26	EUR	16,018	19,936
SR-Boligkreditt AS	0.750%	1/18/23	EUR	8,050	9,876
SR-Boligkreditt AS	0.375%	10/3/24	EUR	1,288	1,587
Statkraft AS	2.500%	11/28/22	EUR	2,013	2,523
Statkraft AS	1.125%	3/20/25	EUR	12,074	15,138
Statkraft AS	1.500%	3/26/30	EUR	2,182	2,865
Statnett SF	0.875%	3/8/25	EUR	4,025	5,002
Statnett SF	1.250%	4/26/30	EUR	3,115	4,036
Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	134
Telenor ASA	2.750%	6/27/22	EUR	4,025	5,008
Telenor ASA	2.500%	5/22/25	EUR	1,932	2,569
Telenor ASA	0.750%	5/31/26	EUR	13,040	16,218
Telenor ASA	1.125%	5/31/29	EUR	13,241	16,864
					478,085
Poland (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	4,588	5,763
Portugal (0.1%)
Banco Comercial Portugues SA	0.750%	5/31/22	EUR	700	852
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	125
Banco Santander Totta SA	1.250%	9/26/27	EUR	7,400	9,686
Brisa-Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	250
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	10,700	14,396
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	13,300	17,183
EDP Finance BV	2.375%	3/23/23	EUR	644	812
EDP Finance BV	1.875%	9/29/23	EUR	7,164	9,028
EDP Finance BV	8.625%	1/4/24	GBP	7,249	12,040
EDP Finance BV	1.125%	2/12/24	EUR	9,176	11,405
EDP Finance BV	2.000%	4/22/25	EUR	13,040	16,895
EDP Finance BV	1.875%	10/13/25	EUR	966	1,254
EDP Finance BV	1.625%	1/26/26	EUR	14,891	19,141
EDP Finance BV	0.375%	9/16/26	EUR	8,050	9,755
EDP Finance BV	1.500%	11/22/27	EUR	2,315	2,990
Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	2,000	2,476
Ren Finance BV	1.750%	1/18/28	EUR	2,134	2,781
					131,069
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	4,830	5,908

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Russia (0.0%)
	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	EUR	500	631
	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	EUR	500	629
	Gazprom PJSC Via Gaz Capital SA	4.250%	4/6/24	GBP	2,933	4,296
	Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	1,610	2,920
						8,476
Singapore (0.0%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	8,854	10,850
	DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	4,025	4,946
	DBS Group Holdings Ltd.	3.980%	12/31/99	SGD	1,250	985
	Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	1,659	2,022
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	8,050	10,012
	Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/99	SGD	2,000	1,573
	Temasek Financial I Ltd.	0.500%	11/20/31	EUR	17,708	21,198
	Temasek Financial I Ltd.	5.125%	7/26/40	GBP	5,232	11,201
	Temasek Financial I Ltd.	1.250%	11/20/49	EUR	1,610	2,067
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	10,062	12,449
						77,303
South Africa (0.0%)
	Anglo American Capital plc	1.625%	9/18/25	EUR	250	319
	Anglo American Capital plc	1.625%	3/11/26	EUR	200	255
	Investec plc	4.500%	5/5/22	GBP	3,220	4,600
						5,174
South Korea (0.0%)
[3]	LG Chem Ltd.	0.500%	4/15/23	EUR	886	1,076
	Shinhan Bank Co. Ltd.	1.340%	8/27/22	KRW	6,000,000	5,425
						6,501
Spain (0.9%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	8,100	10,532
	Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	263
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	3,200	3,917
	Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	881
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	2,400	3,572
	Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,606
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	5,600	7,418
	Abertis Infraestructuras SA	1.250%	2/7/28	EUR	4,000	4,938
	Abertis Infraestructuras SA	2.250%	3/29/29	EUR	9,000	11,815
	Abertis Infraestructuras SA	3.000%	3/27/31	EUR	2,800	3,913
	Abertis Infraestructuras SA	1.875%	3/26/32	EUR	4,800	6,103
	ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	3,100	3,961
	AYT Cedulas Cajas Global FTA	3.750%	12/14/22	EUR	800	1,025
	AYT Cedulas Cajas Global FTA	4.250%	10/25/23	EUR	1,100	1,472
	AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	8,600	13,219
	AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	8,000	11,168
	Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	4,800	6,204
	Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	16,900	20,719
	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	2,400	2,978
	Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	2,400	3,124
	Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	2,400	2,919
	Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	5,700	7,989
	Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	12,000	15,277
	Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	8,500	10,264
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	13,700	19,052

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	8,800	10,611
Banco de Sabadell SA	0.875%	3/5/23	EUR	4,000	4,887
Banco de Sabadell SA	0.125%	10/20/23	EUR	6,200	7,544
Banco de Sabadell SA	1.625%	3/7/24	EUR	15,000	18,793
Banco de Sabadell SA	0.625%	6/10/24	EUR	24,500	30,337
Banco de Sabadell SA	1.125%	3/11/27	EUR	5,300	6,560
Banco Santander SA	0.750%	9/9/22	EUR	16,600	20,264
Banco Santander SA	1.375%	12/14/22	EUR	5,500	6,787
Banco Santander SA	2.750%	9/12/23	GBP	4,300	6,197
Banco Santander SA	1.375%	7/31/24	GBP	3,200	4,471
Banco Santander SA	1.125%	11/27/24	EUR	11,600	14,664
Banco Santander SA	0.463%	12/5/24	JPY	1,600,000	14,574
Banco Santander SA	1.125%	1/17/25	EUR	3,200	3,982
Banco Santander SA	2.500%	3/18/25	EUR	15,600	20,229
Banco Santander SA	1.000%	4/7/25	EUR	34,600	43,673
Banco Santander SA	1.375%	1/5/26	EUR	5,000	6,312
Banco Santander SA	1.500%	1/25/26	EUR	20,900	27,203
Banco Santander SA	3.875%	2/6/26	EUR	400	576
Banco Santander SA	3.250%	4/4/26	EUR	4,400	5,958
Banco Santander SA	0.300%	10/4/26	EUR	8,000	9,682
Banco Santander SA	3.125%	1/19/27	EUR	5,600	7,647
Banco Santander SA	0.500%	2/4/27	EUR	4,000	4,824
Banco Santander SA	4.625%	5/4/27	EUR	1,200	1,859
Banco Santander SA	2.125%	2/8/28	EUR	2,000	2,600
Banco Santander SA	1.125%	10/25/28	EUR	4,100	5,363
Banco Santander SA	0.875%	5/9/31	EUR	8,200	10,578
Banco Santander SA	0.100%	2/27/32	EUR	12,800	15,240
Banco Santander SA	2.000%	11/27/34	EUR	9,300	13,557
Bankinter SA	0.875%	8/3/22	EUR	8,200	10,016
Bankinter SA	1.000%	2/5/25	EUR	6,600	8,302
Bankinter SA	1.250%	2/7/28	EUR	500	650
Brenntag SE	1.125%	8/5/22	EUR	18,500	22,674
CaixaBank SA	1.125%	1/12/23	EUR	1,600	1,963
CaixaBank SA	1.000%	2/8/23	EUR	5,000	6,161
CaixaBank SA	0.750%	4/18/23	EUR	1,300	1,588
CaixaBank SA	1.750%	10/24/23	EUR	8,000	10,033
CaixaBank SA	2.375%	2/1/24	EUR	5,300	6,777
CaixaBank SA	2.625%	3/21/24	EUR	4,500	5,878
CaixaBank SA	1.125%	5/17/24	EUR	6,400	7,953
CaixaBank SA	3.875%	2/17/25	EUR	13,600	18,933
CaixaBank SA	0.625%	3/27/25	EUR	14,400	17,911
CaixaBank SA	1.125%	3/27/26	EUR	8,000	10,019
CaixaBank SA	1.375%	6/19/26	EUR	4,000	5,004
CaixaBank SA	0.750%	7/10/26	EUR	8,000	9,824
CaixaBank SA	1.250%	1/11/27	EUR	600	777
CaixaBank SA	1.000%	1/17/28	EUR	4,400	5,650
CaixaBank SA	2.750%	7/14/28	EUR	3,200	4,027
CaixaBank SA	2.250%	4/17/30	EUR	11,200	14,100
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	5,100	6,374
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	12,000	14,782
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	2,800	3,562
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	1,000	1,403
Criteria Caixa SA	1.500%	5/10/23	EUR	2,100	2,599
Criteria Caixa SA	0.875%	10/28/27	EUR	5,100	6,220

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enagas Financiaciones SA	1.000%	3/25/23	EUR	100	123
Enagas Financiaciones SA	1.250%	2/6/25	EUR	4,100	5,176
Enagas Financiaciones SA	1.375%	5/5/28	EUR	200	261
Energy Transfer LP	4.000%	2/3/25	EUR	9,900	13,825
Energy Transfer LP	1.000%	9/25/25	EUR	9,000	11,392
Energy Transfer LP	1.125%	11/12/26	EUR	4,000	4,942
Energy Transfer LP	4.125%	3/24/36	EUR	3,750	6,848
Eurocaja Rural SCC	0.875%	5/27/24	EUR	4,000	4,966
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	4,000	5,186
Iberdrola Finanzas SA	6.000%	7/1/22	GBP	5,200	7,633
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	3,700	6,016
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	4,700	5,831
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	300	375
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	7,800	9,724
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	700	934
Iberdrola International BV	2.500%	10/24/22	EUR	2,000	2,506
Iberdrola International BV	1.125%	1/27/23	EUR	200	246
Iberdrola International BV	1.750%	9/17/23	EUR	8,000	10,075
Iberdrola International BV	1.875%	10/8/24	EUR	400	514
Iberdrola International BV	0.375%	9/15/25	EUR	13,400	16,410
Iberdrola International BV	1.125%	4/21/26	EUR	3,400	4,317
Iberdrola International BV	1.874%	12/31/99	EUR	4,000	4,953
Iberdrola International BV	1.875%	12/31/99	EUR	800	987
IE2 Holdco SAU	2.875%	6/1/26	EUR	16,200	21,743
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	3,600	4,510
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	6,700	8,533
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	3,200	4,147
LEG Immobilien SE	1.000%	3/14/23	EUR	14,600	18,009
Mapfre SA	1.625%	5/19/26	EUR	1,500	1,951
Mapfre SA	4.375%	3/31/47	EUR	3,600	5,021
Mapfre SA	4.125%	9/7/48	EUR	5,700	7,965
Merlin Properties Socimi SA	2.375%	5/23/22	EUR	7,000	8,584
Merlin Properties Socimi SA	2.225%	4/25/23	EUR	400	499
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	7,784	9,909
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	4,800	5,865
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	3,500	4,341
Naturgy Finance BV	2.875%	3/11/24	EUR	3,200	4,169
Naturgy Finance BV	0.875%	5/15/25	EUR	12,300	15,286
Naturgy Finance BV	1.250%	4/19/26	EUR	7,100	8,980
Naturgy Finance BV	1.375%	1/19/27	EUR	200	256
Naturgy Finance BV	1.500%	1/29/28	EUR	4,000	5,180
Naturgy Finance BV	0.750%	11/28/29	EUR	5,100	6,268
NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	400	486
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	8,452	11,002
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	6,800	10,243
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	15,900	26,610
Prosegur Cash SA	1.375%	2/4/26	EUR	1,200	1,521
Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	5,400	6,818
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	378
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	757
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	600	768
Redexis Gas Finance BV	1.875%	4/27/27	EUR	3,381	4,369
Repsol International Finance BV	0.500%	5/23/22	EUR	6,000	7,272
Repsol International Finance BV	2.250%	12/10/26	EUR	8,100	10,925

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Repsol International Finance BV	0.250%	8/2/27	EUR	1,200	1,445
Santander Consumer Finance SA	0.875%	5/30/23	EUR	2,600	3,196
Santander Consumer Finance SA	1.125%	10/9/23	EUR	12,000	14,871
Santander Consumer Finance SA	1.000%	2/27/24	EUR	8,800	10,891
Santander Consumer Finance SA	0.375%	6/27/24	EUR	8,000	9,725
Santander Consumer Finance SA	0.375%	1/17/25	EUR	7,300	8,872
Telefonica Emisiones SA	5.289%	12/9/22	GBP	1,000	1,483
Telefonica Emisiones SA	3.987%	1/23/23	EUR	16,100	20,765
Telefonica Emisiones SA	1.069%	2/5/24	EUR	14,000	17,337
Telefonica Emisiones SA	5.375%	2/2/26	GBP	2,093	3,417
Telefonica Emisiones SA	1.460%	4/13/26	EUR	3,200	4,105
Telefonica Emisiones SA	1.447%	1/22/27	EUR	7,300	9,355
Telefonica Emisiones SA	2.318%	10/17/28	EUR	800	1,096
Telefonica Emisiones SA	1.788%	3/12/29	EUR	6,900	9,105
Telefonica Emisiones SA	5.445%	10/8/29	GBP	5,100	8,902
Telefonica Emisiones SA	2.932%	10/17/29	EUR	9,000	12,961
Telefonica Emisiones SA	0.664%	2/3/30	EUR	12,600	15,217
Telefonica Emisiones SA	1.957%	7/1/39	EUR	6,440	8,403
Telefonica Emisiones SA	1.864%	7/13/40	EUR	1,300	1,661
Telefonica Europe BV	5.875%	2/14/33	EUR	670	1,241
TK Elevator Midco GmbH	0.750%	7/9/26	EUR	10,300	12,665
					1,224,799
Sweden (0.9%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	9,579	11,850
Akelius Residential Property AB	1.750%	2/7/25	EUR	1,208	1,534
Akelius Residential Property AB	2.375%	8/15/25	GBP	2,415	3,482
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	10,000	12,302
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	489
Atlas Copco AB	2.500%	2/28/23	EUR	3,623	4,573
Atlas Copco AB	0.625%	8/30/26	EUR	430	532
Danske Hypotek AB	1.000%	12/21/22	SEK	160,000	19,184
Essity AB	1.125%	3/27/24	EUR	1,369	1,699
Essity AB	1.625%	3/30/27	EUR	1,288	1,671
Essity AB	0.250%	2/8/31	EUR	10,000	11,573
Fastighets AB Balder	1.875%	3/14/25	EUR	200	253
Fastighets AB Balder	1.875%	1/23/26	EUR	7,245	9,219
Fastighets AB Balder	1.125%	1/29/27	EUR	7,647	9,373
Fastighets AB Balder	1.250%	1/28/28	EUR	1,530	1,861
Investor AB	4.500%	5/12/23	EUR	1,610	2,122
Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	123
Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	609
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	442,600	53,603
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,127	1,384
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	128,700	15,860
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	150,000	18,272
Molnlycke Holding AB	1.875%	2/28/25	EUR	4,025	5,152
Nordea Hypotek AB	1.250%	9/20/23	SEK	402,400	48,926
Nordea Hypotek AB	1.000%	9/18/24	SEK	150,900	18,353
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	4,830	6,093
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	8,050	9,753
SBAB Bank AB	0.250%	9/7/22	EUR	4,025	4,877
SBB Treasury Oyj	0.750%	12/14/28	EUR	8,050	9,453
Skandinaviska Enskilda Banken AB	0.750%	6/16/22	EUR	4,025	4,907
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	160,000	19,383
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	38,000	4,624

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	190,000	23,093
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	16,099	19,963
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	5,635	6,810
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	886	1,127
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	25,415	31,382
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	8,050	9,790
Stadshypotek AB	0.050%	6/20/22	EUR	3,864	4,675
Stadshypotek AB	0.375%	2/22/23	EUR	3,260	3,980
Stadshypotek AB	1.500%	6/1/23	SEK	466,000	56,558
Stadshypotek AB	0.375%	2/21/24	EUR	5,554	6,828
Stadshypotek AB	1.500%	3/1/24	SEK	281,000	34,441
Stadshypotek AB	1.500%	12/3/24	SEK	982,000	121,309
Stadshypotek AB	0.500%	7/11/25	EUR	2,415	3,006
Stadshypotek AB	0.375%	3/13/26	EUR	4,025	4,993
Stadshypotek AB	0.500%	6/1/26	SEK	602,000	71,503
Stadshypotek AB	0.125%	10/5/26	EUR	500	612
Stadshypotek AB	0.750%	11/1/27	EUR	5,635	7,165
Stadshypotek AB	2.000%	9/1/28	SEK	80,000	10,375
Svenska Handelsbanken AB	1.625%	6/18/22	GBP	7,245	10,152
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	11,269	13,881
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	4,025	4,893
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	15,168	19,053
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	8,130	9,714
Svenska Handelsbanken AB	1.250%	3/2/28	EUR	4,025	4,937
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	4,602	5,753
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	8,050	9,631
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	4,025	4,907
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	280,000	33,542
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	8,854	10,985
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	604,000	72,072
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	4,025	5,039
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	94,000	12,008
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	644	822
Swedbank AB	1.000%	6/1/22	EUR	3,784	4,618
Swedbank AB	0.300%	9/6/22	EUR	13,764	16,689
Swedbank AB	1.625%	12/28/22	GBP	4,588	6,457
Swedbank AB	0.400%	8/29/23	EUR	4,106	5,013
Swedbank AB	0.750%	5/5/25	EUR	4,830	5,987
Swedbank AB	1.000%	11/22/27	EUR	4,749	5,775
Swedbank AB	0.200%	1/12/28	EUR	10,000	11,802
Swedbank Hypotek AB	1.000%	6/15/22	SEK	267,200	31,915
Swedbank Hypotek AB	1.000%	12/20/23	SEK	322,000	38,874
Swedbank Hypotek AB	0.400%	5/8/24	EUR	4,025	4,958
Swedbank Hypotek AB	1.000%	9/18/24	SEK	317,900	38,528
Swedbank Hypotek AB	0.500%	2/5/26	EUR	8,050	10,029
Tele2 AB	1.125%	5/15/24	EUR	6,681	8,284
Tele2 AB	2.125%	5/15/28	EUR	4,991	6,632
Telia Co. AB	4.750%	11/16/21	EUR	2,415	2,984
Telia Co. AB	3.625%	2/14/24	EUR	100	133
Telia Co. AB	3.875%	10/1/25	EUR	1,610	2,267
Telia Co. AB	3.000%	9/7/27	EUR	100	142
Telia Co. AB	0.125%	11/27/30	EUR	3,000	3,464
Telia Co. AB	2.125%	2/20/34	EUR	9,740	13,575
Telia Co. AB	1.625%	2/23/35	EUR	200	262
Telia Co. AB	3.000%	4/4/78	EUR	100	126

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vattenfall AB	0.050%	10/15/25	EUR	4,749	5,722
Vattenfall AB	6.875%	4/15/39	GBP	4,025	9,590
					1,181,914
Switzerland (1.1%)
Adecco International Financial Services BV	1.000%	12/2/24	EUR	805	1,007
Aquarius & Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	4,335	5,729
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	900	1,236
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	7,245	9,880
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	18,473	25,376
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,610	2,164
Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	4,830	5,334
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	4,025	4,529
Basler Kantonalbank	0.000%	4/11/22	CHF	4,025	4,431
Basler Kantonalbank	0.375%	8/10/23	CHF	4,265	4,758
Basler Kantonalbank	0.300%	6/22/27	CHF	3,620	4,070
Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	1,288	1,683
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	4,347	5,574
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	257
Credit Suisse AG	1.000%	6/7/23	EUR	4,347	5,356
Credit Suisse AG	1.500%	4/10/26	EUR	644	825
Credit Suisse Group AG	1.250%	7/17/25	EUR	5,635	6,966
Credit Suisse Group AG	2.125%	9/12/25	GBP	11,511	16,323
Credit Suisse Group AG	3.250%	4/2/26	EUR	29,782	39,675
Credit Suisse Group AG	1.000%	6/24/27	EUR	5,506	6,756
Credit Suisse Group AG	0.650%	1/14/28	EUR	12,880	15,460
Credit Suisse Group AG	2.250%	6/9/28	GBP	3,784	5,335
Credit Suisse Group AG	0.650%	9/10/29	EUR	5,925	7,009
Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	20,606	25,078
Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	1,208	1,709
Credit Suisse Group Funding Guernsey Ltd.	1.000%	4/14/23	CHF	9,655	10,779
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	9,175	10,151
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	4,830	6,536
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	13,644	17,697
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	8,050	10,291
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	8,050	10,560
Flughafen Zurich AG	1.500%	4/17/23	CHF	2,415	2,730
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	8,050	10,159
Holcim Finance Australia Pty Ltd.	3.500%	6/16/22	AUD	1,350	1,062
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	8,452	10,450
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	4,508	5,867
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	300	392
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	3,623	4,885
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	12,074	14,006
LafargeHolcim Ltd.	3.000%	11/22/22	CHF	2,415	2,774
LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	644	957
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	6,440	7,291
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	4,910	6,073
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	725	1,049
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	9,659	11,799
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	2,415	3,153
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	8,050	10,652

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	7,000	7,881
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,910	6,817
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	5,635	6,133
Novartis AG	0.625%	11/13/29	CHF	2,210	2,528
Novartis Finance SA	0.500%	8/14/23	EUR	4,025	4,919
Novartis Finance SA	0.125%	9/20/23	EUR	16,179	19,647
Novartis Finance SA	1.625%	11/9/26	EUR	4,025	5,290
Novartis Finance SA	0.625%	9/20/28	EUR	100	125
Novartis Finance SA	1.375%	8/14/30	EUR	6,520	8,547
Pfandbrief Schweiz Hypo Pfandbriefe Regs	0.625%	10/9/28	CHF	12,070	13,953
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	2,415	2,718
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	14,085	15,547
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	6,035	6,783
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	49,100	56,919
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	5,615	6,423
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	2,815	3,329
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	6,440	7,429
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	4,025	4,490
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	8,530	9,776
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	4,025	4,555
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	6,440	7,294
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	9,575	11,964
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	8,610	9,709
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	2,415	3,097
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	16,095	18,154
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	1,610	2,045
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	20,120	22,877
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	6,440	7,380
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	4,025	4,570
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	22,535	25,102
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	35,440	40,574
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	6,035	6,715
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	12,070	13,817
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	1,610	1,971

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	8,050	9,012
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	1,610	2,022
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	2,815	3,256
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	7,445	8,181
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	27,780	36,116
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	6,035	7,257
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	8,210	11,151
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	8,000	8,799
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	4,025	4,660
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	14,085	17,988
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	1,610	1,931
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	4,025	4,599
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	3,260	3,593
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	3,220	3,735
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	4,425	5,326
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	6,680	7,464
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	4,025	5,411
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	6,630	7,582
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	8,050	8,712
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	3,220	3,576
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	6/20/22	CHF	14,485	16,130
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/9/22	CHF	6,840	7,656
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	5,370	6,080
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	8,450	9,814
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	13,680	15,178
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	6,035	6,752
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	12,070	13,459
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	805	914
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	26,160	29,094

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	1,770	2,019
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	12,070	13,505
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	4,025	4,577
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	2,415	2,930
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	11,550	13,005
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	5,635	6,791
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	8,050	8,973
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	6,440	7,730
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	985	1,110
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	4,025	4,769
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	16,095	18,133
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	9,405	11,598
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	19,315	22,288
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	4,025	4,605
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	18,500	20,215
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	14,085	16,103
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	7,645	8,780
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	6,035	6,758
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	5,635	6,204
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	8,050	9,354
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	4,830	5,536
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	12,070	13,077
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	10,460	12,107
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	4,025	4,764
Richemont International Holding SA	1.000%	3/26/26	EUR	12,396	15,580
Richemont International Holding SA	1.125%	5/26/32	EUR	10,000	12,714
Richemont International Holding SA	2.000%	3/26/38	EUR	12,396	17,068
Richemont International Holding SA	1.625%	5/26/40	EUR	8,050	10,449
Roche Finance Europe BV	0.500%	2/27/23	EUR	7,245	8,834
Roche Finance Europe BV	0.875%	2/25/25	EUR	644	804
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	8,800	11,626
Swisscom AG	2.625%	8/31/22	CHF	8,850	10,092
Swisscom AG	1.750%	7/10/24	CHF	1,610	1,880
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,000	3,687

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Tyco Electronics Group SA	0.000%	2/14/25	EUR	5,071	6,114
Tyco Electronics Group SA	0.000%	2/16/29	EUR	7,400	8,559
UBS Group AG	1.750%	11/16/22	EUR	4,025	4,990
UBS Group AG	2.125%	3/4/24	EUR	800	1,022
UBS Group AG	1.500%	11/30/24	EUR	6,198	7,743
UBS Group AG	1.250%	4/17/25	EUR	16,904	21,027
UBS Group AG	0.250%	1/29/26	EUR	4,025	4,852
UBS Group AG	1.250%	9/1/26	EUR	21,331	26,893
UBS Group AG	0.250%	2/24/28	EUR	10,000	11,854
UBS Group AG	0.250%	11/5/28	EUR	10,000	11,845
Willow No 2 Ireland plc for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	805	1,009
Zuercher Kantonalbank	2.125%	6/29/22	CHF	13,200	14,908
Zuercher Kantonalbank	0.250%	1/27/26	CHF	4,025	4,516
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,320	1,471
Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	700	568
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	12,074	15,782
					1,461,177
United Arab Emirates (0.0%)
DP World plc	2.375%	9/25/26	EUR	400	511
DP World plc	4.250%	9/25/30	GBP	1,610	2,512
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	2,490	2,150
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,850	1,415
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	5,635	7,647
MDGH - GMTN BV	3.625%	5/30/23	EUR	2,415	3,127
MDGH - GMTN BV	6.875%	3/14/26	GBP	516	909
					18,271
United Kingdom (2.6%)
3i Group plc	5.750%	12/3/32	GBP	4,025	7,401
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	4,991	7,529
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,610	2,505
ABP Finance plc	6.250%	12/14/26	GBP	3,462	5,802
Admiral Group plc	5.500%	7/25/24	GBP	1,932	3,012
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	1,208	2,261
Affinity Water Finance plc	5.875%	7/13/26	GBP	1,731	2,943
Affinity Water Finance plc	4.500%	3/31/36	GBP	3,623	6,561
Affordable Housing Finance plc	3.800%	5/20/44	GBP	4,025	7,741
Affordable Housing Finance plc	2.893%	8/11/45	GBP	2,152	3,697
Anglian Water Services Financing plc	6.875%	8/21/23	GBP	3,462	5,464
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	3,800	5,426
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	2,898	4,185
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	2,248	3,687
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	496	931
Annington Funding plc	1.650%	7/12/24	EUR	3,059	3,849
Annington Funding plc	2.646%	7/12/25	GBP	2,415	3,511
Annington Funding plc	3.685%	7/12/34	GBP	5,876	9,266
Annington Funding plc	3.935%	7/12/47	GBP	4,669	7,903
Arqiva Financing plc	4.882%	12/31/32	GBP	3,960	6,266
Artesian Finance II plc	6.000%	9/30/33	GBP	1,602	3,217
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,914	5,175
Aspire Defence Finance plc	4.674%	3/31/40	GBP	3,138	5,611
Aster Treasury plc	4.500%	12/18/43	GBP	2,174	4,297
AstraZeneca plc	1.250%	5/12/28	EUR	100	128

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AstraZeneca plc	5.750%	11/13/31	GBP	3,220	6,221
Aviva plc	0.625%	10/27/23	EUR	805	990
Aviva plc	1.875%	11/13/27	EUR	3,220	4,310
Aviva plc	4.000%	10/2/30	CAD	2,000	1,705
Aviva plc	6.125%	7/5/43	EUR	1,932	2,626
Aviva plc	3.875%	7/3/44	EUR	1,980	2,638
Aviva plc	3.375%	12/4/45	EUR	4,830	6,496
Aviva plc	4.375%	9/12/49	GBP	4,018	6,212
Aviva plc	6.125%	9/29/49	GBP	3,780	5,578
Aviva plc	5.125%	6/4/50	GBP	1,610	2,619
Aviva plc	4.000%	6/3/55	GBP	3,039	4,586
Aviva plc	6.875%	5/20/58	GBP	6,997	15,019
Babcock International Group plc	1.750%	10/6/22	EUR	6,279	7,665
Babcock International Group plc	1.875%	10/5/26	GBP	3,220	4,366
Babcock International Group plc	1.375%	9/13/27	EUR	483	583
BAE Systems plc	4.125%	6/8/22	GBP	5,232	7,499
Bank of Scotland plc	4.750%	6/8/22	EUR	1,482	1,884
Bank of Scotland plc	4.875%	12/20/24	GBP	1,127	1,800
Barclays plc	1.500%	9/3/23	EUR	100	125
Barclays plc	3.125%	1/17/24	GBP	5,554	8,092
Barclays plc	1.375%	1/24/26	EUR	8,000	10,008
Barclays plc	3.000%	5/8/26	GBP	8,854	13,073
Barclays plc	3.250%	2/12/27	GBP	528	790
Barclays plc	2.000%	2/7/28	EUR	8,291	10,252
Barclays plc	3.750%	11/22/30	GBP	7,245	10,858
Barclays plc	3.250%	1/17/33	GBP	500	757
BAT Capital Corp.	2.125%	8/15/25	GBP	1,047	1,482
BAT International Finance plc	1.000%	5/23/22	EUR	564	684
BAT International Finance plc	2.375%	1/19/23	EUR	100	125
BAT International Finance plc	0.875%	10/13/23	EUR	6,935	8,476
BAT International Finance plc	2.750%	3/25/25	EUR	4,830	6,321
BAT International Finance plc	1.250%	3/13/27	EUR	6,319	7,768
BAT International Finance plc	2.250%	1/16/30	EUR	14,489	18,420
BAT International Finance plc	6.000%	11/24/34	GBP	3,502	6,246
BAT International Finance plc	5.750%	7/5/40	GBP	400	715
BAT International Finance plc	2.250%	9/9/52	GBP	5,635	5,621
BAT Netherlands Finance BV	2.375%	10/7/24	EUR	8,050	10,329
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,050	10,913
Bazalgette Finance plc	2.375%	11/29/27	GBP	966	1,416
BG Energy Capital plc	1.250%	11/21/22	EUR	5,152	6,314
BG Energy Capital plc	5.125%	12/1/25	GBP	4,836	7,955
BG Energy Capital plc	2.250%	11/21/29	EUR	8,380	11,516
BP Capital Markets BV	0.933%	12/4/40	EUR	5,635	6,326
BP Capital Markets plc	1.177%	8/12/23	GBP	2,496	3,495
BP Capital Markets plc	1.876%	4/7/24	EUR	7,441	9,494
BP Capital Markets plc	0.900%	7/3/24	EUR	18,916	23,501
BP Capital Markets plc	0.830%	9/19/24	EUR	6,440	7,982
BP Capital Markets plc	2.030%	2/14/25	GBP	1,047	1,508
BP Capital Markets plc	1.953%	3/3/25	EUR	5,796	7,502
BP Capital Markets plc	3.470%	5/15/25	CAD	2,053	1,801
BP Capital Markets plc	1.077%	6/26/25	EUR	4,267	5,353
BP Capital Markets plc	2.972%	2/27/26	EUR	4,186	5,743
BP Capital Markets plc	2.274%	7/3/26	GBP	10,253	14,968
BP Capital Markets plc	2.213%	9/25/26	EUR	10,464	14,003
BP Capital Markets plc	1.573%	2/16/27	EUR	13,347	17,333

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BP Capital Markets plc	0.831%	11/8/27	EUR	12,074	15,013
	BP Capital Markets plc	2.822%	4/7/32	EUR	8,050	11,711
	BP Capital Markets plc	3.625%	12/31/99	EUR	8,050	10,535
	BP Capital Markets plc	4.250%	12/31/99	GBP	8,050	11,824
	BPHA Finance plc	4.816%	4/11/44	GBP	1,047	2,084
	British Land Co. plc	2.375%	9/14/29	GBP	1,449	2,010
	British Telecommunications plc	1.125%	3/10/23	EUR	5,313	6,547
	British Telecommunications plc	0.875%	9/26/23	EUR	3,220	3,957
	British Telecommunications plc	1.000%	11/21/24	EUR	4,084	5,074
	British Telecommunications plc	1.750%	3/10/26	EUR	7,985	10,354
	British Telecommunications plc	1.500%	6/23/27	EUR	8,211	10,567
	British Telecommunications plc	2.125%	9/26/28	EUR	100	134
	British Telecommunications plc	5.750%	12/7/28	GBP	3,244	5,710
	British Telecommunications plc	3.125%	11/21/31	GBP	400	599
	British Telecommunications plc	6.375%	6/23/37	GBP	4,830	10,028
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	5,230	8,207
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	1,530	2,533
	BUPA Finance plc	2.000%	4/5/24	GBP	10,263	14,646
	BUPA Finance plc	5.000%	12/8/26	GBP	4,106	6,596
	Burberry Group plc	1.125%	9/21/25	GBP	4,025	5,515
	Cadent Finance plc	0.625%	9/22/24	EUR	18,207	22,369
	Cadent Finance plc	2.125%	9/22/28	GBP	8,780	12,529
	Cadent Finance plc	0.625%	3/19/30	EUR	7,000	8,397
	Cadent Finance plc	0.750%	3/11/32	EUR	4,025	4,778
	Cadent Finance plc	2.250%	10/10/35	GBP	6,440	8,789
	Cadent Finance plc	2.625%	9/22/38	GBP	2,657	3,769
	Cadent Finance plc	3.125%	3/21/40	GBP	2,235	3,372
	Cadent Finance plc	2.750%	9/22/46	GBP	1,731	2,459
[3]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	6,600	9,098
[3]	Canary Wharf Group Investment Holdings plc	1.750%	4/7/26	EUR	7,000	8,441
[3]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	6,200	8,515
	Cardiff University	3.000%	12/7/55	GBP	1,610	2,719
	Centrica plc	4.375%	3/13/29	GBP	5,393	8,818
	Centrica plc	7.000%	9/19/33	GBP	2,415	5,072
	Centrica plc	4.250%	9/12/44	GBP	6,577	11,619
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	4,991	6,898
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	3,904	9,486
	Citizen Treasury plc	3.250%	10/20/48	GBP	1,288	2,154
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	13,120	16,473
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	9,176	11,336
	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	13,684	16,857
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	134
	CK Hutchison Group Telecom Finance SA	0.375%	10/17/23	EUR	100	121
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	4,025	5,644
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	200	248
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	14,489	18,102
	Clarion Funding plc	2.625%	1/18/29	GBP	1,251	1,868
	Clarion Funding plc	3.125%	4/19/48	GBP	2,415	3,941
	Clydesdale Bank plc	4.625%	6/8/26	GBP	10,464	17,151
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	5,635	7,165
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	8,774	11,322
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	500	637
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	4,669	5,808
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	2,415	3,166
	Coca-Cola European Partners plc	1.750%	3/27/26	EUR	9,659	12,448

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	4,186	5,471
	Coca-Cola European Partners plc	0.200%	12/2/28	EUR	10,000	11,690
	Coca-Cola European Partners plc	0.700%	9/12/31	EUR	6,842	8,127
	Compass Group International BV	0.625%	7/3/24	EUR	1,369	1,682
	Compass Group plc	2.000%	9/5/25	GBP	400	577
	Compass Group plc	2.000%	7/3/29	GBP	1,288	1,855
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	2,168	3,292
	Coventry Building Society	5.875%	9/28/22	GBP	12,773	18,897
	Coventry Building Society	0.500%	1/12/24	EUR	725	891
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	2,415	3,583
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,174	3,463
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	151
	Crh Finance UK plc	4.125%	12/2/29	GBP	4,588	7,532
[1,7]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	713	1,328
	Dali Capital plc	4.799%	12/21/37	GBP	550	1,008
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,131	2,122
	Diageo Finance plc	0.500%	6/19/24	EUR	688	842
	Diageo Finance plc	1.750%	9/23/24	EUR	200	254
	Diageo Finance plc	2.500%	3/27/32	EUR	12,074	17,260
	Diageo Finance plc	1.250%	3/28/33	GBP	5,635	7,394
	DS Smith plc	2.250%	9/16/22	EUR	100	123
	DS Smith plc	1.375%	7/26/24	EUR	400	499
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	500	901
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	483	727
	Eastern Power Networks plc	5.750%	3/8/24	GBP	2,415	3,801
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	430
	easyJet FinCo BV	1.875%	3/3/28	EUR	10,000	11,907
	easyJet plc	1.750%	2/9/23	EUR	644	790
	easyJet plc	0.875%	6/11/25	EUR	8,000	9,575
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,610	3,029
	EMH Treasury plc	4.500%	1/29/44	GBP	801	1,536
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	1,449	2,568
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	2,737	4,167
	Experian Finance plc	1.375%	6/25/26	EUR	400	509
	Experian Finance plc	3.250%	4/7/32	GBP	8,050	12,515
	Fidelity International Ltd.	7.125%	2/13/24	GBP	1,047	1,677
	Fidelity International Ltd.	2.500%	11/4/26	EUR	2,205	2,916
	Firstgroup plc	6.875%	9/18/24	GBP	2,142	3,472
	Futures Treasury plc	3.375%	2/8/44	GBP	725	1,222
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	805	1,232
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	14,449	23,941
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	5,500	10,096
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	3,462	4,842
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	400	564
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	966	1,225
	Genfinance II plc	6.064%	12/21/39	GBP	4,749	10,322
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	444
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	805	1,130
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	12,074	15,379
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	500	630
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,140	4,933
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	14,372	19,290
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	5,908	11,363
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	8,050	10,650
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	922	2,102

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	3,506	7,417
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	483	939
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	805	1,172
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,449	1,803
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	657
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,415	4,684
[1]	Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	665	1,182
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	1,230	1,966
	Greene King Finance plc	5.318%	9/15/31	GBP	947	1,492
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	1,575	2,345
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	788	1,472
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,971	2,846
	Hammerson plc	6.000%	2/23/26	GBP	3,220	4,955
	Hammerson plc	7.250%	4/21/28	GBP	3,220	5,243
	Hastings Group Finance plc	3.000%	5/24/25	GBP	8,854	12,969
[1]	Haven Funding plc	8.125%	9/30/37	GBP	760	1,609
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	1,771	2,630
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	6,375	10,087
	Heathrow Funding Ltd.	1.875%	5/23/24	EUR	400	490
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	10,000	12,549
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	5,715	7,086
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	5,635	4,771
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	4,025	5,742
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	2,455	4,630
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	3,381	4,292
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	2,174	1,875
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	7,047	8,834
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	10,223	20,276
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	2,013	3,582
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	765	1,029
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	5,393	9,243
	Hiscox Ltd.	2.000%	12/14/22	GBP	564	793
	Home Group Ltd.	3.125%	3/27/43	GBP	1,610	2,504
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	487
	HSBC Bank plc	6.500%	7/7/23	GBP	4,025	6,223
	HSBC Bank plc	5.375%	11/4/30	GBP	805	1,303
	HSBC Bank plc	5.375%	8/22/33	GBP	4,025	7,335
	HSBC Bank plc	6.250%	1/30/41	GBP	66	142
	HSBC Bank plc	4.750%	3/24/46	GBP	100	187
	HSBC Holdings plc	2.175%	6/27/23	GBP	13,684	19,229
	HSBC Holdings plc	3.196%	12/5/23	CAD	7,881	6,763
	HSBC Holdings plc	0.875%	9/6/24	EUR	14,167	17,515
	HSBC Holdings plc	1.500%	12/4/24	EUR	3,220	4,025
	HSBC Holdings plc	3.000%	6/30/25	EUR	21,331	28,384
	HSBC Holdings plc	0.309%	11/13/26	EUR	10,000	12,035
	HSBC Holdings plc	2.256%	11/13/26	GBP	5,232	7,489
	HSBC Holdings plc	1.750%	7/24/27	GBP	7,000	9,715
	HSBC Holdings plc	3.000%	7/22/28	GBP	24,011	35,571
	HSBC Holdings plc	2.625%	8/16/28	GBP	2,516	3,665
	HSBC Holdings plc	6.750%	9/11/28	GBP	2,200	3,951
	HSBC Holdings plc	3.000%	5/29/30	GBP	3,500	5,186
	HSBC Holdings plc	0.770%	11/13/31	EUR	16,099	19,230
	HSBC Holdings plc	7.000%	4/7/38	GBP	8,100	17,053
	HSBC Holdings plc	6.000%	3/29/40	GBP	6,158	12,038
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	548

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hyde Housing Association Ltd.	1.750%	8/18/55	GBP	6,440	7,807
Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	8,000	9,474
Imperial Brands Finance plc	1.375%	1/27/25	EUR	805	1,001
Imperial Brands Finance plc	3.375%	2/26/26	EUR	483	656
Imperial Brands Finance plc	2.125%	2/12/27	EUR	12,477	16,005
Imperial Brands Finance plc	4.875%	6/7/32	GBP	6,118	9,868
Incommunities Treasury plc	3.250%	3/21/49	GBP	2,496	4,195
Informa plc	1.500%	7/5/23	EUR	1,047	1,297
Informa plc	3.125%	7/5/26	GBP	1,000	1,464
Just Group plc	9.000%	10/26/26	GBP	500	907
Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	5,497	9,294
Karbon Homes Ltd.	3.375%	11/15/47	GBP	6,037	10,483
Kennedy Wilson Europe Real Estate Ltd.	3.250%	11/12/25	EUR	1,200	1,543
Land Securities Capital Markets plc	1.974%	2/8/26	GBP	805	1,139
Land Securities Capital Markets plc	2.375%	3/29/29	GBP	644	931
Land Securities Capital Markets plc	2.625%	9/22/39	GBP	3,381	4,904
Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,047	1,593
Leeds Building Society	1.375%	5/5/22	EUR	17,865	21,807
Leeds Building Society	0.500%	7/3/24	EUR	500	615
Leeds Building Society	3.750%	4/25/29	GBP	500	732
Legal & General Finance plc	5.875%	12/11/31	GBP	5,635	10,844
Legal & General Group plc	5.375%	10/27/45	GBP	2,737	4,345
Legal & General Group plc	5.125%	11/14/48	GBP	805	1,300
Legal & General Group plc	5.500%	6/27/64	GBP	2,644	4,505
Liberty Living Finance plc	2.625%	11/28/24	GBP	1,610	2,334
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,447	2,804
Linde Finance BV	5.875%	4/24/23	GBP	1,753	2,677
Linde Finance BV	1.000%	4/20/28	EUR	500	639
Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	2,214	3,324
Lloyds Bank Corporate Markets plc	0.250%	10/4/22	EUR	6,440	7,800
Lloyds Bank plc	0.625%	9/14/22	EUR	7,068	8,620
Lloyds Bank plc	4.875%	1/13/23	EUR	6,601	8,654
Lloyds Bank plc	0.250%	3/25/24	EUR	6,440	7,877
Lloyds Bank plc	7.500%	4/15/24	GBP	8,186	13,485
Lloyds Bank plc	5.125%	3/7/25	GBP	12,235	19,798
Lloyds Bank plc	0.625%	3/26/25	EUR	500	622
Lloyds Bank plc	7.625%	4/22/25	GBP	6,593	11,327
Lloyds Bank plc	0.125%	6/18/26	EUR	8,050	9,829
Lloyds Bank plc	4.875%	3/30/27	GBP	2,480	4,202
Lloyds Bank plc	6.000%	2/8/29	GBP	8,331	15,630
Lloyds Bank plc	0.125%	9/23/29	EUR	32,197	38,746
Lloyds Banking Group plc	3.650%	3/20/23	AUD	1,440	1,167
Lloyds Banking Group plc	0.650%	5/30/23	JPY	200,000	1,834
Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,400,000	12,796
Lloyds Banking Group plc	0.625%	1/15/24	EUR	2,254	2,742
Lloyds Banking Group plc	2.250%	10/16/24	GBP	1,610	2,308
Lloyds Banking Group plc	3.500%	2/3/25	CAD	2,093	1,820
Lloyds Banking Group plc	4.000%	3/7/25	AUD	9,570	8,049
Lloyds Banking Group plc	0.824%	5/30/25	JPY	1,300,000	11,910
Lloyds Banking Group plc	0.500%	11/12/25	EUR	8,452	10,299
Lloyds Banking Group plc	4.250%	11/22/27	AUD	3,990	3,413
Lloyds Banking Group plc	4.500%	3/18/30	EUR	2,818	3,875
Lloyds Banking Group plc	2.707%	12/3/35	GBP	2,415	3,364
London & Quadrant Housing Trust	2.625%	5/5/26	GBP	1,610	2,377
London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,013	2,986

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	899
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	1,932	3,995
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	3,059	5,463
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	1,369	2,222
	London & Quadrant Housing Trust	2.750%	7/20/57	GBP	1,610	2,428
	London Power Networks plc	5.125%	3/31/23	GBP	2,415	3,619
	London Power Networks plc	6.125%	6/7/27	GBP	483	851
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	10,706	14,135
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	640	1,021
	M&G plc	5.560%	7/20/55	GBP	7,889	12,754
	M&G plc	6.340%	12/19/63	GBP	2,657	4,707
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	1,610	2,407
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	1,610	2,730
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	3,220	4,393
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,737	4,373
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	2,184	3,464
[1,7]	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	547
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,610	2,790
	Mondi Finance plc	1.500%	4/15/24	EUR	9,297	11,620
	Morhomes plc	3.400%	2/19/38	GBP	1,449	2,186
	Motability Operations Group plc	5.375%	6/28/22	GBP	805	1,176
	Motability Operations Group plc	1.625%	6/9/23	EUR	500	625
	Motability Operations Group plc	0.375%	1/3/26	EUR	6,292	7,679
	Motability Operations Group plc	4.375%	2/8/27	GBP	6,923	11,293
	Motability Operations Group plc	0.125%	7/20/28	EUR	14,000	16,605
	Motability Operations Group plc	1.750%	7/3/29	GBP	7,858	11,117
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,610	3,024
	Motability Operations Group plc	2.375%	3/14/32	GBP	644	947
	Motability Operations Group plc	3.625%	3/10/36	GBP	500	844
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	147
	Myriad Capital plc	4.750%	12/20/43	GBP	500	958
	National Express Group plc	2.500%	11/11/23	GBP	4,025	5,769
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	3,381	4,696
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	4,669	6,248
	National Grid plc	0.553%	9/18/29	EUR	4,025	4,790
	National Westminster Bank plc	5.125%	1/13/24	GBP	500	776
	National Westminster Bank plc	0.500%	5/15/24	EUR	8,050	9,927
	Nationwide Building Society	0.750%	10/26/22	EUR	4,830	5,909
	Nationwide Building Society	1.250%	3/3/25	EUR	500	630
	Nationwide Building Society	5.625%	1/28/26	GBP	1,208	2,045
	Nationwide Building Society	1.500%	3/8/26	EUR	11,994	15,174
	Nationwide Building Society	3.000%	5/6/26	GBP	16,348	24,756
	Nationwide Building Society	0.625%	3/25/27	EUR	9,490	11,931
	Nationwide Building Society	3.250%	1/20/28	GBP	1,057	1,642
	Nationwide Building Society	2.250%	6/25/29	EUR	4,025	5,687
	Nationwide Building Society	2.000%	7/25/29	EUR	20,312	25,731
	Nationwide Building Society	1.375%	6/29/32	EUR	12,879	17,359
[1]	Nats En Route plc	5.250%	3/31/26	GBP	2,360	3,692
	Natwest Group plc	2.500%	3/22/23	EUR	12,638	15,925
	Natwest Group plc	1.750%	3/2/26	EUR	30,587	38,792
	NatWest Markets plc	1.000%	5/28/24	EUR	8,050	10,000
[7]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,635	8,704
[7]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	7,164	12,831
[7]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	3,381	6,716
	NewRiver REIT plc	3.500%	3/7/28	GBP	1,449	1,954

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Next Group plc	3.625%	5/18/28	GBP	5,635	8,501
	NIE Finance plc	2.500%	10/27/25	GBP	644	943
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	500
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	3,059	5,596
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,618
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,234	2,295
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	1,288	1,846
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	5,554	7,825
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	582
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	2,089	4,031
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	604	1,233
	Notting Hill Genesis	3.750%	12/20/32	GBP	4,346	7,109
	Notting Hill Genesis	5.250%	7/7/42	GBP	1,208	2,480
	Notting Hill Genesis	3.250%	10/12/48	GBP	250	406
	Notting Hill Genesis	4.375%	2/20/54	GBP	4,025	8,108
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	817	1,415
	Orbit Capital plc	3.500%	3/24/45	GBP	3,194	5,331
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,610	2,732
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	317
	Peabody Capital plc	5.250%	3/17/43	GBP	4,548	9,480
	Pearson Funding plc	1.375%	5/6/25	EUR	483	603
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	1,208	1,866
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	2,013	3,622
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	6,028	10,082
	Phoenix Group Holdings plc	4.125%	7/20/22	GBP	826	1,184
	Phoenix Group Holdings plc	6.625%	12/18/25	GBP	4,053	6,748
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	11,833	16,741
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	2,174	3,600
	Places For People Treasury plc	2.875%	8/17/26	GBP	8,291	12,399
	Platform HG Financing plc	1.625%	8/10/55	GBP	4,025	4,972
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	2,415	4,302
	Principality Building Society	2.375%	11/23/23	GBP	805	1,146
	Prs Finance plc	1.750%	11/24/26	GBP	16,381	23,805
	Prs Finance plc	2.000%	1/23/29	GBP	5,474	8,019
	Prudential plc	5.875%	5/11/29	GBP	895	1,649
	Prudential plc	6.125%	12/19/31	GBP	7,245	13,630
	Quadgas Finance plc	3.375%	9/17/29	GBP	3,784	5,552
	RAC Bond Co. plc	4.565%	5/6/46	GBP	400	574
	RAC Bond Co. plc	4.870%	5/6/46	GBP	2,415	3,621
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	4,025	4,919
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	8,000	9,842
[3]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	4,025	4,952
[3]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	3,462	4,785
	RELX Capital Inc.	1.300%	5/12/25	EUR	1,610	2,034
	RELX Finance BV	0.000%	3/18/24	EUR	483	583
	RELX Finance BV	0.500%	3/10/28	EUR	12,074	14,666
	RELX Finance BV	0.875%	3/10/32	EUR	5,000	6,102
	Rentokil Initial plc	0.950%	11/22/24	EUR	4,106	5,094
	Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	400
	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	500	770
	Rl Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	2,576	4,376
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	8,613	13,421
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,979	3,581

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Rothesay Life plc	3.375%	7/12/26	GBP	4,830	7,103
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	1,771	2,600
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	4,830	7,175
	Royal Mail plc	1.250%	10/8/26	EUR	4,025	5,070
	RSA Insurance Group plc	5.125%	10/10/45	GBP	1,610	2,521
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	953	1,847
	Sage Group plc	1.625%	2/25/31	GBP	5,000	6,696
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,691	3,967
	Sanctuary Capital plc	5.000%	4/26/47	GBP	3,310	7,149
	Sanctuary Capital plc	2.375%	4/14/50	GBP	805	1,150
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	8,939	11,038
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	5,232	6,334
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,416	12,778
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	11,591	16,980
	Santander UK plc	0.100%	5/12/24	EUR	16,099	19,611
	Santander UK plc	1.250%	9/18/24	EUR	5,393	6,824
	Santander UK plc	0.500%	1/10/25	EUR	6,520	8,060
	Santander UK plc	1.125%	3/10/25	EUR	8,935	11,203
	Santander UK plc	5.750%	3/2/26	GBP	4,713	8,052
	Santander UK plc	5.250%	2/16/29	GBP	5,021	9,064
	Santander UK plc	3.875%	10/15/29	GBP	7,406	12,163
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	641	1,207
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	4,186	6,363
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	805	1,459
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	500	699
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,013	3,034
	Segro plc	2.375%	10/11/29	GBP	966	1,421
	Segro plc	2.875%	10/11/37	GBP	300	462
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	5,313	8,193
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,047	1,581
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	966	1,293
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	3,655	7,227
	Sky Ltd.	1.875%	11/24/23	EUR	4,427	5,605
	Sky Ltd.	2.250%	11/17/25	EUR	500	663
	Sky Ltd.	2.500%	9/15/26	EUR	31,492	42,783
	Sky Ltd.	6.000%	5/21/27	GBP	200	351
	Sky Ltd.	4.000%	11/26/29	GBP	3,864	6,347
	Smiths Group plc	2.000%	2/23/27	EUR	8,693	11,241
	Society of Lloyd's	4.875%	2/7/47	GBP	5,635	8,891
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	483	807
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,053	3,778
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,294	4,536
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	1,776	3,332
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,703	6,739
	Southern Gas Networks plc	2.500%	2/3/25	GBP	3,683	5,384
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	935
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	1,208	2,015
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	12,000	20,449
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	2,415	4,425
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	420
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	240
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	592
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	644	929
	SP Distribution plc	5.875%	7/17/26	GBP	1,047	1,783
	SP Manweb plc	4.875%	9/20/27	GBP	300	501

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SSE plc	5.875%	9/22/22	GBP	400	593
	SSE plc	1.250%	4/16/25	EUR	10,384	13,060
	SSE plc	0.875%	9/6/25	EUR	1,288	1,602
	SSE plc	8.375%	11/20/28	GBP	2,439	4,938
	SSE plc	6.250%	8/27/38	GBP	1,288	2,771
	SSE plc	3.625%	9/16/77	GBP	100	142
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	447
	Standard Chartered plc	0.750%	10/3/23	EUR	11,359	13,812
	Standard Chartered plc	3.125%	11/19/24	EUR	500	664
	Standard Chartered plc	1.625%	10/3/27	EUR	564	722
	Standard Chartered plc	0.850%	1/27/28	EUR	4,830	5,939
	Standard Chartered plc	4.375%	1/18/38	GBP	2,415	4,504
	Student Finance plc	2.666%	9/30/29	GBP	1,208	1,680
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	267	512
[1]	Swan Housing Capital plc	3.625%	3/5/48	GBP	3,513	5,173
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	1,225	1,892
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	4,391	6,632
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	889	1,518
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	8,130	10,057
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	2,217	4,499
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	2,887	5,249
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	1,577	2,866
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	3,963	7,236
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	5,218	9,286
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	1,208	1,717
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	946	801
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	6,440	9,983
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	1,047	1,608
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	2,890	5,374
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	5,635	8,161
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	2,250	3,856
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	1,133	2,144
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	6,018	12,201
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	1,325	2,545
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	886	2,577
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	1,932	4,292
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	4,347	9,015
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	828
	Unilever Finance Netherlands BV	1.000%	6/3/23	EUR	100	123
	Unilever Finance Netherlands BV	0.500%	8/12/23	EUR	8,050	9,852
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	16,099	20,373
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	8,130	10,379
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	8,050	10,834
	Unilever NV	0.375%	2/14/23	EUR	886	1,078
	Unilever NV	0.500%	1/6/25	EUR	100	123
	Unilever NV	1.375%	7/31/29	EUR	4,267	5,607
	Unilever NV	1.375%	9/4/30	EUR	1,047	1,387
	Unilever plc	1.500%	7/22/26	GBP	200	285
	Unilever plc	1.500%	6/11/39	EUR	4,186	5,490
	UNITE USAF II plc	3.374%	6/30/28	GBP	1,288	1,858
	UNITE USAF II plc	3.921%	6/30/30	GBP	3,136	4,732
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	6,440	9,269
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	6,359	9,501
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,610	2,275
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	1,132	1,494

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	5,482	9,640
	University of Cambridge	3.750%	10/17/52	GBP	725	1,520
	University of Cambridge	2.350%	6/27/78	GBP	1,490	2,746
	University of Liverpool	3.375%	6/25/55	GBP	300	564
	University of Manchester	4.250%	7/4/53	GBP	1,530	3,266
	University of Oxford	2.544%	12/8/17	GBP	5,635	9,575
	University of Southampton	2.250%	4/11/57	GBP	100	143
	Urenco Finance NV	2.375%	12/2/24	EUR	3,220	4,170
	Virgin Money UK plc	3.375%	4/24/26	GBP	9,793	14,315
	Virgin Money UK plc	4.000%	9/3/27	GBP	4,508	6,847
	Virgin Money UK plc	5.125%	12/11/30	GBP	3,000	4,601
	Vodafone Group plc	3.250%	12/13/22	AUD	1,000	802
	Vodafone Group plc	0.500%	1/30/24	EUR	400	489
	Vodafone Group plc	1.875%	9/11/25	EUR	16,099	20,876
	Vodafone Group plc	1.125%	11/20/25	EUR	24,309	30,671
	Vodafone Group plc	5.625%	12/4/25	GBP	966	1,618
	Vodafone Group plc	2.200%	8/25/26	EUR	300	400
	Vodafone Group plc	0.900%	11/24/26	EUR	9,056	11,349
	Vodafone Group plc	1.500%	7/24/27	EUR	3,381	4,382
	Vodafone Group plc	4.200%	12/13/27	AUD	7,520	6,450
	Vodafone Group plc	1.625%	11/24/30	EUR	9,693	12,738
	Vodafone Group plc	1.600%	7/29/31	EUR	9,096	11,881
	Vodafone Group plc	5.900%	11/26/32	GBP	2,657	5,203
	Vodafone Group plc	2.875%	11/20/37	EUR	2,254	3,317
	Vodafone Group plc	2.500%	5/24/39	EUR	3,623	5,043
	Vodafone Group plc	3.375%	8/8/49	GBP	2,335	3,643
	Vodafone Group plc	3.000%	8/12/56	GBP	4,267	6,204
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	4,025	7,403
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	1,208	1,885
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	2,794	5,583
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,771	4,184
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	3,462	5,911
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	644	1,107
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,013	2,996
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	1,750	3,663
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,771	3,056
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	1,400	2,931
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	5,474	8,267
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	4,508	8,520
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	2,013	2,750
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	3,623	6,639
	WHG Treasury plc	4.250%	10/6/45	GBP	3,220	5,986
	Wm Morrison Supermarkets plc	4.625%	12/8/23	GBP	644	977
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	1,087	1,666
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	4,468	7,505
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	536	827
	WPP Finance 2013	2.875%	9/14/46	GBP	500	671
	WPP Finance 2016	1.375%	3/20/25	EUR	11,430	14,441
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	100	130
	WPP Finance SA	2.250%	9/22/26	EUR	300	402
	WPP Finance SA	2.375%	5/19/27	EUR	8,000	10,751
	WPP Finance SA	3.750%	5/19/32	GBP	1,771	2,750
	Yorkshire Building Society	0.875%	3/20/23	EUR	4,427	5,431

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Building Society	3.000%	4/18/25	GBP	1,932	2,813
Yorkshire Building Society	3.500%	4/21/26	GBP	886	1,362
Yorkshire Building Society	3.375%	9/13/28	GBP	5,904	8,709
Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	379
Yorkshire Water Finance plc	3.625%	8/1/29	GBP	5,152	8,139
Yorkshire Water Finance plc	6.375%	8/19/39	GBP	2,719	6,093
Yorkshire Water Finance plc	2.750%	4/18/41	GBP	2,496	3,724
Yorkshire Water Finance plc	3.750%	3/22/46	GBP	805	1,150
Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	1,100	2,222
					3,483,751
United States (3.2%)
3M Co.	0.950%	5/15/23	EUR	1,610	1,986
3M Co.	1.500%	11/9/26	EUR	300	391
3M Co.	1.750%	5/15/30	EUR	1,302	1,765
Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	18,191	22,436
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	14,328	18,471
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	8,050	9,766
AbbVie Inc.	0.500%	6/1/21	EUR	3,864	4,645
AbbVie Inc.	1.500%	11/15/23	EUR	966	1,207
AbbVie Inc.	1.375%	5/17/24	EUR	9,659	12,065
AbbVie Inc.	1.250%	6/1/24	EUR	8,050	10,008
AbbVie Inc.	0.750%	11/18/27	EUR	4,025	4,962
AbbVie Inc.	2.625%	11/15/28	EUR	1,610	2,230
AbbVie Inc.	2.125%	11/17/28	EUR	16,018	21,604
AbbVie Inc.	2.125%	6/1/29	EUR	6,762	9,126
AbbVie Inc.	1.250%	11/18/31	EUR	1,932	2,433
Air Lease Corp.	2.625%	12/5/24	CAD	6,127	5,066
Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	2,686	3,367
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	3,059	3,738
Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	2,759	3,368
Altria Group Inc.	1.000%	2/15/23	EUR	1,932	2,356
Altria Group Inc.	1.700%	6/15/25	EUR	2,496	3,140
Altria Group Inc.	2.200%	6/15/27	EUR	10,102	13,010
Altria Group Inc.	3.125%	6/15/31	EUR	15,374	20,901
American Honda Finance Corp.	0.350%	8/26/22	EUR	2,270	2,752
American Honda Finance Corp.	1.375%	11/10/22	EUR	4,106	5,062
American Honda Finance Corp.	0.750%	1/17/24	EUR	5,796	7,126
American Honda Finance Corp.	1.950%	10/18/24	EUR	7,325	9,406
American Honda Finance Corp.	0.750%	11/25/26	GBP	5,232	7,096
American International Group Inc.	5.000%	4/26/23	GBP	2,700	4,040
American International Group Inc.	1.500%	6/8/23	EUR	500	619
American International Group Inc.	1.875%	6/21/27	EUR	4,267	5,531
American Tower Corp.	1.375%	4/4/25	EUR	6,842	8,592
American Tower Corp.	1.950%	5/22/26	EUR	14,408	18,718
American Tower Corp.	0.500%	1/15/28	EUR	4,025	4,809
American Tower Corp.	1.000%	1/15/32	EUR	2,106	2,532
Amgen Inc.	2.000%	2/25/26	EUR	2,093	2,747
Amgen Inc.	5.500%	12/7/26	GBP	3,542	6,035
Amgen Inc.	4.000%	9/13/29	GBP	3,623	5,936
Aon plc	2.875%	5/14/26	EUR	2,737	3,713
Apple Inc.	3.700%	8/28/22	AUD	5,830	4,690
Apple Inc.	1.000%	11/10/22	EUR	3,260	4,000
Apple Inc.	3.350%	1/10/24	AUD	750	619
Apple Inc.	1.375%	1/17/24	EUR	8,370	10,518
Apple Inc.	2.513%	8/19/24	CAD	10,772	9,195

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Apple Inc.	0.875%	5/24/25	EUR	4,000	5,003
Apple Inc.	0.875%	5/24/25	EUR	9,659	12,081
Apple Inc.	0.000%	11/15/25	EUR	10,554	12,767
Apple Inc.	3.600%	6/10/26	AUD	1,520	1,309
Apple Inc.	1.625%	11/10/26	EUR	3,332	4,375
Apple Inc.	2.000%	9/17/27	EUR	5,699	7,702
Apple Inc.	1.375%	5/24/29	EUR	3,140	4,134
Apple Inc.	3.050%	7/31/29	GBP	7,647	12,073
Apple Inc.	0.750%	2/25/30	CHF	4,425	5,135
Apple Inc.	0.500%	11/15/31	EUR	3,393	4,133
Apple Inc.	3.600%	7/31/42	GBP	5,635	10,328
Aptiv plc	1.500%	3/10/25	EUR	9,677	12,225
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	8,050	10,100
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	12,557	15,762
AT&T Inc.	2.500%	3/15/23	EUR	1,691	2,122
AT&T Inc.	2.750%	5/19/23	EUR	7,927	10,098
AT&T Inc.	1.050%	9/5/23	EUR	1,691	2,083
AT&T Inc.	1.300%	9/5/23	EUR	12,327	15,259
AT&T Inc.	1.950%	9/15/23	EUR	644	809
AT&T Inc.	3.450%	9/19/23	AUD	900	736
AT&T Inc.	2.400%	3/15/24	EUR	7,245	9,268
AT&T Inc.	1.375%	12/4/24	CHF	500	576
AT&T Inc.	4.000%	11/25/25	CAD	8,533	7,617
AT&T Inc.	3.500%	12/17/25	EUR	3,864	5,347
AT&T Inc.	4.100%	1/19/26	AUD	650	558
AT&T Inc.	1.800%	9/5/26	EUR	3,059	3,970
AT&T Inc.	2.900%	12/4/26	GBP	2,576	3,834
AT&T Inc.	1.600%	5/19/28	EUR	3,220	4,147
AT&T Inc.	4.600%	9/19/28	AUD	5,040	4,456
AT&T Inc.	0.800%	3/4/30	EUR	3,220	3,880
AT&T Inc.	3.550%	12/17/32	EUR	8,019	12,144
AT&T Inc.	5.200%	11/18/33	GBP	9,050	16,224
AT&T Inc.	3.375%	3/15/34	EUR	2,254	3,335
AT&T Inc.	2.450%	3/15/35	EUR	4,106	5,481
AT&T Inc.	3.150%	9/4/36	EUR	16,980	24,376
AT&T Inc.	2.600%	5/19/38	EUR	1,610	2,167
AT&T Inc.	7.000%	4/30/40	GBP	3,300	7,382
AT&T Inc.	4.250%	6/1/43	GBP	2,240	3,805
AT&T Inc.	4.850%	5/25/47	CAD	3,220	2,711
AT&T Inc.	5.100%	11/25/48	CAD	3,301	2,888
Athene Global Funding	2.100%	9/24/25	CAD	2,254	1,856
Bank of America Corp.	1.625%	9/14/22	EUR	4,025	4,966
Bank of America Corp.	0.750%	7/26/23	EUR	16,099	19,756
Bank of America Corp.	3.301%	4/24/24	CAD	7,667	6,530
Bank of America Corp.	2.375%	6/19/24	EUR	5,635	7,286
Bank of America Corp.	1.379%	2/7/25	EUR	4,508	5,627
Bank of America Corp.	1.375%	3/26/25	EUR	2,415	3,054
Bank of America Corp.	2.932%	4/25/25	CAD	3,782	3,235
Bank of America Corp.	2.300%	7/25/25	GBP	4,830	7,039
Bank of America Corp.	3.407%	9/20/25	CAD	1,643	1,428
Bank of America Corp.	3.515%	3/24/26	CAD	2,415	2,112
Bank of America Corp.	0.808%	5/9/26	EUR	16,099	19,890
Bank of America Corp.	4.250%	12/10/26	GBP	3,561	5,716
Bank of America Corp.	1.776%	5/4/27	EUR	17,789	22,993
Bank of America Corp.	3.648%	3/31/29	EUR	11,269	16,382

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of America Corp.	2.598%	4/4/29	CAD	3,000	2,498
Bank of America Corp.	0.580%	8/8/29	EUR	14,489	17,402
Bank of America Corp.	0.654%	10/26/31	EUR	16,099	19,030
Baxter International Inc.	1.300%	5/30/25	EUR	11,716	14,810
Baxter International Inc.	1.300%	5/15/29	EUR	5,876	7,531
Becton Dickinson and Co.	1.000%	12/15/22	EUR	7,014	8,576
Becton Dickinson and Co.	1.900%	12/15/26	EUR	9,513	12,422
Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	8,613	10,503
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	6,520	8,205
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	5,635	8,232
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	2,898	4,548
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	805	984
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	8,372	10,439
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	1,210,000	10,964
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	17,791	22,556
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	4,430,000	38,854
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,830	6,405
Berkshire Hathaway Inc.	0.500%	1/15/41	EUR	2,158	2,285
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	640,000	4,882
BlackRock Inc.	1.250%	5/6/25	EUR	5,273	6,687
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	130
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	716	895
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	2,405	3,102
Booking Holdings Inc.	2.375%	9/23/24	EUR	3,220	4,168
Booking Holdings Inc.	0.100%	3/8/25	EUR	5,400	6,514
Booking Holdings Inc.	1.800%	3/3/27	EUR	8,161	10,676
Booking Holdings Inc.	0.500%	3/8/28	EUR	2,300	2,783
BorgWarner Inc.	1.800%	11/7/22	EUR	100	123
Boston Scientific Corp.	0.625%	12/1/27	EUR	3,985	4,830
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,308	1,639
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	3,220	4,402
Brookfield Property Finance ULC	4.346%	7/3/23	CAD	1,610	1,371
Brookfield Property Finance ULC	4.300%	3/1/24	CAD	2,594	2,220
Brookfield Property Finance ULC	3.926%	8/24/25	CAD	2,093	1,775
Brookfield Property Finance ULC	3.930%	1/15/27	CAD	1,610	1,349
Brown-Forman Corp.	1.200%	7/7/26	EUR	2,061	2,618
Brown-Forman Corp.	2.600%	7/7/28	GBP	7,502	11,158
Bunge Finance Europe BV	1.850%	6/16/23	EUR	12,533	15,595
Capital One Financial Corp.	1.650%	6/12/29	EUR	9,458	12,006
Caterpillar Financial Services Ltd.	2.090%	9/12/22	CAD	3,058	2,542
Celanese U.S. Holdings LLC	2.125%	3/1/27	EUR	6,359	8,246
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	1,530	1,856
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	7,375	9,516
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	5,152	6,336
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	3,864	4,938
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	10,121	14,457
Citigroup Inc.	0.750%	10/26/23	EUR	500	614
Citigroup Inc.	2.750%	1/24/24	GBP	9,257	13,418
Citigroup Inc.	2.375%	5/22/24	EUR	1,610	2,079
Citigroup Inc.	1.750%	1/28/25	EUR	4,267	5,456
Citigroup Inc.	4.090%	6/9/25	CAD	2,496	2,217
Citigroup Inc.	2.400%	10/31/25	JPY	4,708,700	45,846
Citigroup Inc.	1.500%	7/24/26	EUR	7,245	9,176
Citigroup Inc.	2.125%	9/10/26	EUR	4,347	5,742
Citigroup Inc.	1.750%	10/23/26	GBP	9,015	12,672

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Citigroup Inc.	2.800%	6/25/27	JPY	104,600	1,073
Citigroup Inc.	0.500%	10/8/27	EUR	10,464	12,651
Citigroup Inc.	1.625%	3/21/28	EUR	2,415	3,125
Citigroup Inc.	1.500%	10/26/28	EUR	805	1,040
Citigroup Inc.	1.250%	4/10/29	EUR	2,415	3,044
Citigroup Inc.	4.500%	3/3/31	GBP	805	1,335
Citigroup Inc.	6.800%	6/25/38	GBP	400	917
Citigroup Inc.	7.375%	9/1/39	GBP	483	1,186
Coca-Cola Co.	0.500%	3/8/24	EUR	4,669	5,726
Coca-Cola Co.	3.250%	6/11/24	AUD	1,340	1,109
Coca-Cola Co.	0.750%	9/22/26	EUR	8,050	10,120
Coca-Cola Co.	1.875%	9/22/26	EUR	2,382	3,177
Coca-Cola Co.	1.125%	3/9/27	EUR	10,545	13,414
Coca-Cola Co.	0.125%	3/9/29	EUR	3,800	4,496
Coca-Cola Co.	0.400%	5/6/30	EUR	8,700	10,427
Coca-Cola Co.	1.250%	3/8/31	EUR	12,155	15,686
Coca-Cola Co.	0.500%	3/9/33	EUR	4,800	5,637
Coca-Cola Co.	0.375%	3/15/33	EUR	8,050	9,330
Coca-Cola Co.	1.625%	3/9/35	EUR	4,548	6,001
Coca-Cola Co.	0.950%	5/6/36	EUR	5,200	6,219
Coca-Cola Co.	0.800%	3/15/40	EUR	4,749	5,337
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	1,530	1,886
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	2,093	2,769
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	483	578
Comcast Corp.	1.500%	2/20/29	GBP	5,474	7,524
Comcast Corp.	5.500%	11/23/29	GBP	3,220	5,828
Comcast Corp.	1.875%	2/20/36	GBP	5,957	8,061
Comcast Corp.	1.250%	2/20/40	EUR	9,034	10,897
Corning Inc.	0.992%	8/10/27	JPY	1,370,000	12,489
CyrusOne LP / CyrusOne Finance Corp.	1.450%	1/22/27	EUR	6,359	7,735
Danaher Corp.	1.700%	3/30/24	EUR	483	610
Danaher Corp.	2.500%	3/30/30	EUR	9,257	12,901
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	12,316	14,866
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	2,657	3,205
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	6,037	7,225
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	8,693	10,508
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	4,830	6,033
Digital Dutch Finco BV	1.250%	2/1/31	EUR	10,000	12,302
Digital Euro Finco LLC	2.625%	4/15/24	EUR	4,106	5,303
Digital Euro Finco LLC	1.125%	4/9/28	EUR	20,928	26,024
Digital Stout Holding LLC	4.250%	1/17/25	GBP	1,771	2,732
Digital Stout Holding LLC	3.300%	7/19/29	GBP	5,597	8,480
Digital Stout Holding LLC	3.750%	10/17/30	GBP	3,220	5,057
Discovery Communications LLC	2.500%	9/20/24	GBP	6,037	8,681
Discovery Communications LLC	1.900%	3/19/27	EUR	11,062	14,259
Dover Corp.	1.250%	11/9/26	EUR	15,857	20,063
Dow Chemical Co.	0.500%	3/15/27	EUR	14,408	17,391
Dow Chemical Co.	1.875%	3/15/40	EUR	2,979	3,800
DXC Technology Co.	2.750%	1/15/25	GBP	8,050	11,552
DXC Technology Co.	1.750%	1/15/26	EUR	11,350	14,331
Eastman Chemical Co.	1.500%	5/26/23	EUR	8,050	9,943
Eastman Chemical Co.	1.875%	11/23/26	EUR	8,613	11,143
Ecolab Inc.	1.000%	1/15/24	EUR	6,134	7,573
Eli Lilly & Co.	1.000%	6/2/22	EUR	11,108	13,505
Eli Lilly & Co.	2.125%	6/3/30	EUR	6,520	9,022

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Eli Lilly & Co.	1.700%	11/1/49	EUR	4,991	6,414
	Emerson Electric Co.	0.375%	5/22/24	EUR	1,651	2,014
	Emerson Electric Co.	1.250%	10/15/25	EUR	1,610	2,042
	Emerson Electric Co.	2.000%	10/15/29	EUR	1,610	2,190
	Euronet Worldwide Inc.	1.375%	5/22/26	EUR	5,071	6,168
	Expedia Group Inc.	2.500%	6/3/22	EUR	1,168	1,431
	Exxon Mobil Corp.	0.142%	6/26/24	EUR	16,179	19,602
	Exxon Mobil Corp.	0.835%	6/26/32	EUR	8,050	9,501
	Exxon Mobil Corp.	1.408%	6/26/39	EUR	10,464	12,287
	FedEx Corp.	1.000%	1/11/23	EUR	564	691
	FedEx Corp.	1.625%	1/11/27	EUR	5,635	7,278
	FedEx Corp.	1.300%	8/5/31	EUR	1,852	2,339
[8]	FedEx Corp.	0.950%	5/4/33	EUR	21,192	25,158
	Fiat Chrysler Automobiles NV	4.500%	7/7/28	EUR	15,050	22,562
	Fidelity National Information Services Inc.	0.125%	12/3/22	EUR	1,208	1,459
	Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	4,198	5,132
	Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	10,000	12,419
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	18,680	23,824
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	8,211	10,140
	Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	1,691	2,409
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	1,820	2,807
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,000	3,085
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	6,193	8,984
	Fiserv Inc.	0.375%	7/1/23	EUR	805	977
	Fiserv Inc.	2.250%	7/1/25	GBP	1,691	2,453
	Fiserv Inc.	1.125%	7/1/27	EUR	2,300	2,885
	Fiserv Inc.	1.625%	7/1/30	EUR	5,554	7,151
	GE Capital Australia Funding Pty Ltd.	5.500%	8/8/22	AUD	500	407
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,208	1,151
	GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	2,300	3,432
	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	4,427	8,562
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	3,653	6,826
	GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,362	4,773
	GE Capital UK Funding Unlimited Co.	8.000%	1/14/39	GBP	886	2,056
	General Electric Co.	0.875%	5/17/25	EUR	4,870	6,010
	General Electric Co.	1.500%	5/17/29	EUR	4,910	6,242
	General Electric Co.	4.125%	9/19/35	EUR	4,267	6,862
	General Electric Co.	2.125%	5/17/37	EUR	9,981	12,794
	General Electric Co.	4.875%	9/18/37	GBP	5,825	9,386
	General Mills Inc.	1.000%	4/27/23	EUR	11,269	13,835
	General Mills Inc.	0.450%	1/15/26	EUR	2,657	3,236
	General Mills Inc.	1.500%	4/27/27	EUR	1,610	2,086
	General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	2,770	2,234
	General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	4,786	6,088
	General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	725	1,031
	General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	8,050	9,825
	General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	4,017	3,331
	General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	3,623	3,100
	General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	4,025	3,718
	Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	8,774	10,756
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	11,108	14,154
	Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	9,873	12,427
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	19,157	23,682
	Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	7,357	9,446
	Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	4,025	5,440

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	18,465	22,964
Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	3,006	5,172
Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	636	552
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	14,489	22,720
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	4,025	5,481
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	2,184	2,801
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	10,000	11,772
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	5,715	7,546
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	564	1,061
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	8,211	10,886
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	7,850	6,302
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	5,635	8,577
Goldman Sachs Group Inc.	3.000%	2/12/31	EUR	3,220	4,694
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	2,000	4,328
Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	4,935	6,384
Harman Finance International SCA	2.000%	5/27/22	EUR	6,842	8,371
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	1,449	1,220
Honeywell International Inc.	1.300%	2/22/23	EUR	6,681	8,261
Honeywell International Inc.	2.250%	2/22/28	EUR	4,580	6,286
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	6,359	7,773
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	2,496	3,083
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	3,784	4,607
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	4,427	5,468
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	9,418	13,108
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	4,991	6,339
Intel Corp.	4.000%	12/1/22	AUD	5,690	4,631
International Business Machines Corp.	2.625%	8/5/22	GBP	500	710
International Business Machines Corp.	0.375%	1/31/23	EUR	7,808	9,493
International Business Machines Corp.	0.875%	1/31/25	EUR	2,415	3,008
International Business Machines Corp.	0.950%	5/23/25	EUR	14,811	18,531
International Business Machines Corp.	2.875%	11/7/25	EUR	3,301	4,495
International Business Machines Corp.	1.250%	1/29/27	EUR	5,523	7,053
International Business Machines Corp.	0.300%	2/11/28	EUR	6,037	7,260
International Business Machines Corp.	1.750%	1/31/31	EUR	7,567	10,116
International Business Machines Corp.	1.200%	2/11/40	EUR	4,347	5,329
International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	5,739	7,208
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,830	6,213
John Deere Canada Funding Inc.	2.630%	9/21/22	CAD	7,889	6,602
John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,297	1,092
John Deere Cash Management SA	0.500%	9/15/23	EUR	1,771	2,173
John Deere Cash Management SA	2.200%	4/2/32	EUR	8,050	11,390
John Deere Cash Management SA	1.650%	6/13/39	EUR	4,025	5,446
John Deere Financial Inc.	2.580%	10/16/26	CAD	1,530	1,303
John Deere Financial Inc.	1.340%	9/8/27	CAD	6,359	5,008
Johnson & Johnson	0.250%	1/20/22	EUR	2,174	2,624
Johnson & Johnson	0.650%	5/20/24	EUR	8,211	10,120
Johnson & Johnson	1.150%	11/20/28	EUR	966	1,256
Johnson & Johnson	1.650%	5/20/35	EUR	150	206
Johnson Controls International plc	1.000%	9/15/23	EUR	2,416	2,975
Johnson Controls International plc	1.375%	2/25/25	EUR	12,851	16,181
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	4,009	4,815
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	2,898	3,535
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,415	3,058
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	34,290	38,359

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	JPMorgan Chase & Co.	0.625%	1/25/24	EUR	7,567	9,273
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	6,440	8,172
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	4,508	6,189
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	4,025	6,292
	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	49,341	61,782
	JPMorgan Chase & Co.	0.389%	2/24/28	EUR	21,817	26,241
	JPMorgan Chase & Co.	1.896%	3/5/28	CAD	5,900	4,811
	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	3,351	4,325
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	10,415	12,863
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	8,000	9,850
	Kellogg Co.	1.250%	3/10/25	EUR	4,106	5,150
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	5,689	7,556
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	8,050	10,358
[3]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	2,415	3,107
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	11,269	15,182
	LYB International Finance II BV	0.875%	9/17/26	EUR	7,245	8,910
	ManpowerGroup Inc.	1.875%	9/11/22	EUR	100	123
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	350	452
	Mastercard Inc.	1.100%	12/1/22	EUR	10,344	12,672
	Mastercard Inc.	2.100%	12/1/27	EUR	6,550	8,844
	McDonald's Corp.	1.125%	5/26/22	EUR	200	244
	McDonald's Corp.	2.000%	6/1/23	EUR	1,500	1,886
	McDonald's Corp.	1.000%	11/15/23	EUR	13,600	16,836
	McDonald's Corp.	0.625%	1/29/24	EUR	10,100	12,391
	McDonald's Corp.	3.000%	3/8/24	AUD	17,470	14,227
	McDonald's Corp.	2.375%	11/27/24	EUR	100	131
	McDonald's Corp.	3.125%	3/4/25	CAD	8,050	7,034
	McDonald's Corp.	0.900%	6/15/26	EUR	100	125
	McDonald's Corp.	1.875%	5/26/27	EUR	100	133
	McDonald's Corp.	1.750%	5/3/28	EUR	13,100	17,395
	McDonald's Corp.	2.625%	6/11/29	EUR	100	142
	McDonald's Corp.	1.500%	11/28/29	EUR	1,300	1,698
	McDonald's Corp.	4.125%	6/11/54	GBP	1,400	2,713
	McKesson Corp.	1.500%	11/17/25	EUR	10,142	12,906
	McKesson Corp.	1.625%	10/30/26	EUR	8,211	10,577
	McKesson Corp.	3.125%	2/17/29	GBP	732	1,097
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	2,979	3,623
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	2,335	2,839
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	5,715	6,892
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	6,520	8,606
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	2,254	2,807
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	8,050	9,664
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	2,496	3,466
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	8,211	10,113
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	3,864	4,637
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	12,316	15,271
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,567	9,046
	Merck & Co. Inc.	0.500%	11/2/24	EUR	7,985	9,810
	Merck & Co. Inc.	1.875%	10/15/26	EUR	2,657	3,512
	Merck & Co. Inc.	2.500%	10/15/34	EUR	4,234	6,308
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,932	2,526
	MetLife Inc.	5.375%	12/9/24	GBP	3,502	5,608
	MetLife Inc.	0.769%	5/23/29	JPY	1,130,000	10,359
	Metropolitan Life Global Funding I	1.625%	6/9/22	GBP	2,415	3,380
	Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	2,415	2,700

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	1,731	2,473
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	483	607
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	4,025	4,912
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	2,174	1,865
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	7,000	9,250
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,254	1,979
	Microsoft Corp.	3.125%	12/6/28	EUR	9,015	13,307
	Microsoft Corp.	2.625%	5/2/33	EUR	3,220	4,855
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	2,200	2,826
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	7,084	8,801
	Molson Coors International LP	2.840%	7/15/23	CAD	4,025	3,392
	Molson Coors International LP	3.440%	7/15/26	CAD	2,294	2,000
[3]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	7,647	9,109
	Mondelez International Inc.	3.250%	3/7/25	CAD	2,589	2,245
	Mondelez International Inc.	1.625%	3/8/27	EUR	9,551	12,382
	Mondelez International Inc.	2.375%	3/6/35	EUR	936	1,296
	Moody's Corp.	1.750%	3/9/27	EUR	2,423	3,163
	Moody's Corp.	0.950%	2/25/30	EUR	4,830	5,975
	Morgan Stanley	1.000%	12/2/22	EUR	23,576	28,897
	Morgan Stanley	1.875%	3/30/23	EUR	2,415	3,019
	Morgan Stanley	3.000%	2/7/24	CAD	8,042	6,888
	Morgan Stanley	1.750%	3/11/24	EUR	8,975	11,347
	Morgan Stanley	0.637%	7/26/24	EUR	16,260	19,860
	Morgan Stanley	1.750%	1/30/25	EUR	9,901	12,641
	Morgan Stanley	1.342%	10/23/26	EUR	10,867	13,721
	Morgan Stanley	1.375%	10/27/26	EUR	4,025	5,130
	Morgan Stanley	2.625%	3/9/27	GBP	7,034	10,377
	Morgan Stanley	1.875%	4/27/27	EUR	4,793	6,269
	Morgan Stanley	0.406%	10/29/27	EUR	7,500	9,024
	Morgan Stanley	0.495%	10/26/29	EUR	16,099	19,168
	Morgan Stanley	0.497%	2/7/31	EUR	15,412	18,100
	Nasdaq Inc.	1.750%	3/28/29	EUR	7,647	9,979
	Nasdaq Inc.	0.875%	2/13/30	EUR	8,016	9,753
	National Grid North America Inc.	0.750%	8/8/23	EUR	500	613
	National Grid North America Inc.	1.000%	7/12/24	EUR	500	620
	New York Life Global Funding	0.250%	1/23/27	EUR	8,050	9,736
	NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	3,620	2,791
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	3,059	3,782
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	3,623	4,646
	Oracle Corp.	3.125%	7/10/25	EUR	805	1,094
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,631
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	8,050	10,072
	PepsiCo Inc.	2.500%	11/1/22	GBP	500	712
	PepsiCo Inc.	0.250%	5/6/24	EUR	5,071	6,177
	PepsiCo Inc.	2.150%	5/6/24	CAD	2,576	2,168
	PepsiCo Inc.	0.750%	3/18/27	EUR	1,610	2,008
	PepsiCo Inc.	0.500%	5/6/28	EUR	9,498	11,642
	PepsiCo Inc.	0.875%	7/18/28	EUR	2,898	3,656
	PepsiCo Inc.	1.125%	3/18/31	EUR	1,530	1,962
	PepsiCo Inc.	0.400%	10/9/32	EUR	9,576	11,271
	PepsiCo Inc.	0.875%	10/16/39	EUR	7,969	9,448
	PepsiCo Inc.	1.050%	10/9/50	EUR	1,771	1,990
	PerkinElmer Inc.	1.875%	7/19/26	EUR	3,703	4,788
	Peugeot SA	2.000%	3/20/25	EUR	2,900	3,705

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfizer Inc.	0.250%	3/6/22	EUR	10,223	12,348
Pfizer Inc.	1.000%	3/6/27	EUR	2,737	3,458
Pfizer Inc.	2.735%	6/15/43	GBP	1,482	2,295
Philip Morris International Inc.	0.625%	11/8/24	EUR	1,127	1,380
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,013	2,852
Philip Morris International Inc.	0.800%	8/1/31	EUR	7,245	8,528
Philip Morris International Inc.	3.125%	6/3/33	EUR	805	1,160
Philip Morris International Inc.	2.000%	5/9/36	EUR	6,440	8,232
Philip Morris International Inc.	1.875%	11/6/37	EUR	4,347	5,383
Philip Morris International Inc.	1.450%	8/1/39	EUR	4,991	5,697
PPG Industries Inc.	0.875%	11/3/25	EUR	2,093	2,609
PPG Industries Inc.	1.400%	3/13/27	EUR	300	385
Praxair Inc.	1.200%	2/12/24	EUR	6,440	8,050
Praxair Inc.	1.625%	12/1/25	EUR	16,541	21,464
Procter & Gamble Co.	2.000%	8/16/22	EUR	1,393	1,725
Procter & Gamble Co.	1.125%	11/2/23	EUR	9,354	11,647
Procter & Gamble Co.	0.500%	10/25/24	EUR	2,415	2,975
Procter & Gamble Co.	0.625%	10/30/24	EUR	3,301	4,081
Procter & Gamble Co.	1.375%	5/3/25	GBP	7,889	11,237
Procter & Gamble Co.	1.200%	10/30/28	EUR	3,784	4,891
Procter & Gamble Co.	1.800%	5/3/29	GBP	10,162	14,723
Procter & Gamble Co.	1.250%	10/25/29	EUR	5,635	7,345
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,932	2,740
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	13,684	16,448
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	5,635	6,819
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	854	1,137
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	4,870	5,801
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	10,300	12,029
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	2,657	3,164
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	4,600	5,186
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	3,703	4,352
Prologis LP	3.000%	6/2/26	EUR	1,288	1,771
Prologis LP	2.250%	6/30/29	GBP	3,476	5,073
Public Storage	0.875%	1/24/32	EUR	5,393	6,449
Raytheon Technologies Corp.	2.150%	5/18/30	EUR	10,000	13,401
Schlumberger Finance BV	0.250%	10/15/27	EUR	8,050	9,681
Schlumberger Finance BV	0.500%	10/15/31	EUR	8,050	9,503
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	2,737	3,438
Southern Power Co.	1.000%	6/20/22	EUR	9,176	11,182
Southern Power Co.	1.850%	6/20/26	EUR	8,613	11,242
Stellantis NV	3.875%	1/5/26	EUR	13,684	18,938
Stryker Corp.	1.125%	11/30/23	EUR	1,852	2,297
Stryker Corp.	0.250%	12/3/24	EUR	3,059	3,709
Stryker Corp.	2.125%	11/30/27	EUR	1,530	2,042
Stryker Corp.	2.625%	11/30/30	EUR	1,691	2,391
Stryker Corp.	1.000%	12/3/31	EUR	8,854	10,882
Sysco Canada Inc.	3.650%	4/25/25	CAD	2,061	1,799
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	3,767	4,640
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	5,152	6,211
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	4,830	6,231
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	13,243	16,850
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	2,415	3,150
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	2,496	3,021
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	805	1,031
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	5,331	7,856

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	3,220	3,885
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	8,774	10,838
Time Warner Cable LLC	5.750%	6/2/31	GBP	200	349
Time Warner Cable LLC	5.250%	7/15/42	GBP	4,749	8,595
Toyota Motor Credit Corp.	0.750%	7/21/22	EUR	1,288	1,568
Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	5,554	7,727
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	200	247
Trillium Windpower LP	5.803%	2/15/33	CAD	1,138	1,090
Trinity Acquisition plc	2.125%	5/26/22	EUR	4,851	5,938
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	8,311	7,127
U.S. Bancorp	0.850%	6/7/24	EUR	11,948	14,765
United Parcel Service Inc.	0.375%	11/15/23	EUR	5,957	7,264
United Parcel Service Inc.	2.125%	5/21/24	CAD	5,635	4,738
United Parcel Service Inc.	1.625%	11/15/25	EUR	9,579	12,368
United Parcel Service Inc.	1.500%	11/15/32	EUR	2,657	3,528
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,350	3,076
Upjohn Finance BV	1.362%	6/23/27	EUR	6,440	8,047
Upjohn Finance BV	1.908%	6/23/32	EUR	6,440	8,121
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	950	1,322
Ventas Canada Finance Ltd.	2.550%	3/15/23	CAD	1,932	1,614
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	2,657	2,254
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	966	852
Verizon Communications Inc.	3.500%	2/17/23	AUD	5,130	4,150
Verizon Communications Inc.	4.073%	6/18/24	GBP	2,415	3,680
Verizon Communications Inc.	4.050%	2/17/25	AUD	1,240	1,056
Verizon Communications Inc.	0.875%	4/2/25	EUR	3,945	4,904
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,093	2,900
Verizon Communications Inc.	1.375%	10/27/26	EUR	5,635	7,220
Verizon Communications Inc.	0.875%	4/8/27	EUR	22,457	28,004
Verizon Communications Inc.	4.500%	8/17/27	AUD	10,140	8,915
Verizon Communications Inc.	1.375%	11/2/28	EUR	7,889	10,203
Verizon Communications Inc.	1.125%	11/3/28	GBP	23,226	30,927
Verizon Communications Inc.	0.375%	3/22/29	EUR	24,300	28,986
Verizon Communications Inc.	1.875%	10/26/29	EUR	4,669	6,244
Verizon Communications Inc.	1.250%	4/8/30	EUR	8,050	10,226
Verizon Communications Inc.	2.500%	5/16/30	CAD	4,482	3,641
Verizon Communications Inc.	1.875%	9/19/30	GBP	1,288	1,781
Verizon Communications Inc.	2.500%	4/8/31	GBP	653	945
Verizon Communications Inc.	0.750%	3/22/32	EUR	10,000	11,852
Verizon Communications Inc.	1.300%	5/18/33	EUR	17,728	22,001
Verizon Communications Inc.	1.125%	9/19/35	EUR	4,100	4,841
Verizon Communications Inc.	3.125%	11/2/35	GBP	5,393	8,290
Verizon Communications Inc.	3.375%	10/27/36	GBP	8,551	13,592
Verizon Communications Inc.	2.875%	1/15/38	EUR	6,198	9,022
Verizon Communications Inc.	1.875%	11/3/38	GBP	4,830	6,293
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,842	2,220
Verizon Communications Inc.	1.850%	5/18/40	EUR	6,179	7,786
Verizon Communications Inc.	3.625%	5/16/50	CAD	8,353	6,347
Verizon Communications Inc.	4.050%	3/22/51	CAD	1,250	1,026
VF Corp.	0.625%	9/20/23	EUR	4,347	5,315
VF Corp.	0.250%	2/25/28	EUR	1,208	1,440
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	1,067	1,605
Walmart Inc.	1.900%	4/8/22	EUR	6,842	8,355
Walmart Inc.	2.550%	4/8/26	EUR	1,530	2,069
Walmart Inc.	4.875%	9/21/29	EUR	8,653	14,325

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Walmart Inc.	5.625%	3/27/34	GBP	11,941	24,243
Walmart Inc.	5.250%	9/28/35	GBP	805	1,625
Walt Disney Co.	3.057%	3/30/27	CAD	4,669	4,022
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	3,004	2,554
Wells Fargo & Co.	1.375%	6/30/22	GBP	2,174	3,028
Wells Fargo & Co.	2.625%	8/16/22	EUR	16,582	20,684
Wells Fargo & Co.	1.500%	9/12/22	EUR	2,657	3,271
Wells Fargo & Co.	2.250%	5/2/23	EUR	13,120	16,535
Wells Fargo & Co.	2.509%	10/27/23	CAD	8,863	7,486
Wells Fargo & Co.	0.500%	11/2/23	CHF	16,095	17,901
Wells Fargo & Co.	2.125%	12/20/23	GBP	644	918
Wells Fargo & Co.	3.184%	2/8/24	CAD	4,025	3,457
Wells Fargo & Co.	0.500%	4/26/24	EUR	8,291	10,113
Wells Fargo & Co.	3.874%	5/21/25	CAD	350	308
Wells Fargo & Co.	1.625%	6/2/25	EUR	4,025	5,123
Wells Fargo & Co.	2.000%	7/28/25	GBP	22,055	31,431
Wells Fargo & Co.	2.000%	4/27/26	EUR	16,099	20,971
Wells Fargo & Co.	2.975%	5/19/26	CAD	8,130	6,961
Wells Fargo & Co.	1.375%	10/26/26	EUR	10,706	13,593
Wells Fargo & Co.	1.000%	2/2/27	EUR	11,936	14,808
Wells Fargo & Co.	2.493%	2/18/27	CAD	4,423	3,685
Wells Fargo & Co.	1.500%	5/24/27	EUR	16,099	20,533
Wells Fargo & Co.	3.500%	9/12/29	GBP	3,486	5,411
Wells Fargo & Co.	1.741%	5/4/30	EUR	8,050	10,415
Wells Fargo & Co.	0.625%	8/14/30	EUR	6,440	7,619
Wells Fargo & Co.	4.625%	11/2/35	GBP	2,000	3,563
Wells Fargo Bank NA	5.250%	8/1/23	GBP	7,500	11,343
Wells Fargo Canada Corp.	3.460%	1/24/23	CAD	13,281	11,310
Welltower Inc.	4.800%	11/20/28	GBP	5,876	9,573
Welltower Inc.	4.500%	12/1/34	GBP	3,864	6,406
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	8,613	10,849
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	2,898	3,596
WPC Eurobond BV	2.250%	7/19/24	EUR	5,071	6,502
WPC Eurobond BV	2.250%	4/9/26	EUR	3,301	4,320
WPC Eurobond BV	2.125%	4/15/27	EUR	15,724	20,494
WPC Eurobond BV	1.350%	4/15/28	EUR	7,245	9,021
WPC Eurobond BV	0.950%	6/1/30	EUR	2,900	3,429
Xylem Inc.	2.250%	3/11/23	EUR	3,059	3,816
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	4,749	5,849
					4,311,034
Total Corporate Bonds (Cost $25,464,538)					27,531,049
Sovereign Bonds (76.7%)
Australia (2.8%)
Australian Capital Territory	4.000%	5/22/24	AUD	4,020	3,438
Australian Capital Territory	1.250%	5/22/25	AUD	1,000	792
Australian Capital Territory	2.500%	5/21/26	AUD	1,610	1,339
Australian Capital Territory	3.000%	4/18/28	AUD	400	341
Australian Capital Territory	2.250%	5/22/29	AUD	7,360	5,938
Australian Capital Territory	1.750%	10/23/31	AUD	600	451
Australian Government	4.250%	4/21/26	AUD	123,082	111,243
Australian Government	2.750%	11/21/29	AUD	160,257	136,271
Australian Government	1.000%	11/21/31	AUD	114,136	81,587
Australian Government	4.500%	4/21/33	AUD	45,800	45,448
Commonwealth of Australia	5.750%	7/15/22	AUD	71,941	59,192

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	2.250%	11/21/22	AUD	42,264	33,648
	Commonwealth of Australia	5.500%	4/21/23	AUD	81,006	69,040
	Commonwealth of Australia	2.750%	4/21/24	AUD	32,197	26,743
	Commonwealth of Australia	0.250%	11/21/24	AUD	195,465	150,290
	Commonwealth of Australia	3.250%	4/21/25	AUD	146,324	125,045
	Commonwealth of Australia	0.250%	11/21/25	AUD	66,808	50,617
	Commonwealth of Australia	0.500%	9/21/26	AUD	64,400	48,738
	Commonwealth of Australia	4.750%	4/21/27	AUD	128,263	120,614
	Commonwealth of Australia	2.750%	11/21/27	AUD	70,027	59,616
	Commonwealth of Australia	2.250%	5/21/28	AUD	108,582	89,638
	Commonwealth of Australia	2.750%	11/21/28	AUD	235,609	200,643
	Commonwealth of Australia	3.250%	4/21/29	AUD	255,323	224,789
	Commonwealth of Australia	2.500%	5/21/30	AUD	212,657	177,039
	Commonwealth of Australia	1.000%	12/21/30	AUD	254,924	185,163
	Commonwealth of Australia	1.500%	6/21/31	AUD	162,592	122,969
	Commonwealth of Australia	1.250%	5/21/32	AUD	95,346	69,521
	Commonwealth of Australia	2.750%	6/21/35	AUD	75,151	62,825
	Commonwealth of Australia	3.750%	4/21/37	AUD	57,229	53,282
	Commonwealth of Australia	3.250%	6/21/39	AUD	47,047	41,064
	Commonwealth of Australia	2.750%	5/21/41	AUD	56,906	45,803
	Commonwealth of Australia	3.000%	3/21/47	AUD	103,357	85,376
	Commonwealth of Australia	1.750%	6/21/51	AUD	66,808	41,680
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	2,350	1,925
	New South Wales Treasury Corp.	4.000%	4/20/23	AUD	27,045	22,387
	New South Wales Treasury Corp.	1.000%	2/8/24	AUD	24,953	19,585
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	26,723	23,707
	New South Wales Treasury Corp.	1.250%	3/20/25	AUD	32,197	25,506
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	7,728	6,886
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	105,423	90,332
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	101,062	86,691
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	16,099	13,845
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,513	15,871
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	45,043	38,552
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	10,000	7,826
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	10,000	7,604
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	564	496
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	12,074	8,622
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	350	242
	Northern Territory Treasury Corp.	2.500%	11/21/22	AUD	500	398
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	4,500	3,724
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	8,300	6,945
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,500	1,315
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,300	2,010
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	1,000	759
	Queensland Treasury Corp.	6.000%	7/21/22	AUD	54,412	44,913
[3]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	40,809	34,231
[3]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	10,867	9,015
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	37,187	33,576
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	39,843	35,934
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	50,307	43,435
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	42,661	36,041
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	34,370	29,968
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	17,306	15,110
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	64,380	57,221

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	28,111	21,362
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	6,681	7,518
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	2,013	1,451
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	12,074	8,683
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	11,913	8,408
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	6,327	6,029
	South Australian Government Financing Authority	1.500%	9/22/22	AUD	27,770	21,763
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	4,025	3,417
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	14,086	11,496
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	8,854	7,396
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	6,641	5,668
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	1,007	863
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	4,741	4,059
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	23,745	19,801
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	10,805	8,064
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	7,730	6,599
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	1,208	1,039
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	350	274
	Treasury Corp. of Victoria	6.000%	10/17/22	AUD	42,017	35,099
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	11,269	10,252
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	41,856	40,179
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	20,000	15,428
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	23,842	20,355
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	52,158	43,006
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	48,172	36,155
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	16,099	11,929
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	22,135	21,016
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	12,074	9,216
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	24,107	17,044
	Western Australian Treasury Corp.	2.750%	10/20/22	AUD	43,063	34,457
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	8,050	7,078
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	38,636	31,800
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,477	11,359
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	19,991	17,041
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	8,050	6,904
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	23,101	20,163
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	8,854	7,471
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	24,872	18,872
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	450	333
						3,813,902
Austria (1.2%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	27,367	33,666
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	1,610	2,252
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	7,245	8,772

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	500	765
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	966	1,500
[2]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	24,635	30,021
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	1,208	1,017
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	4,025	4,895
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	3,620	5,005
[3]	Republic of Austria	0.000%	9/20/22	EUR	81,497	98,882
[3]	Republic of Austria	3.400%	11/22/22	EUR	24,389	31,151
[3]	Republic of Austria	0.000%	4/20/23	EUR	82,342	100,224
[3]	Republic of Austria	0.000%	7/15/23	EUR	20,988	25,571
[3]	Republic of Austria	1.750%	10/20/23	EUR	40,994	52,176
[3]	Republic of Austria	0.000%	7/15/24	EUR	56,344	68,995
[3]	Republic of Austria	1.650%	10/21/24	EUR	5,466	7,085
[3]	Republic of Austria	0.000%	4/20/25	EUR	148,462	182,084
[3]	Republic of Austria	1.200%	10/20/25	EUR	64,953	84,062
[3]	Republic of Austria	4.850%	3/15/26	EUR	20,324	30,862
[3]	Republic of Austria	0.750%	10/20/26	EUR	62,139	79,530
[3]	Republic of Austria	0.500%	4/20/27	EUR	33,002	41,732
	Republic of Austria	6.250%	7/15/27	EUR	1,675	2,848
[3]	Republic of Austria	0.750%	2/20/28	EUR	20,123	25,889
[3]	Republic of Austria	0.500%	2/20/29	EUR	123,051	155,691
[3]	Republic of Austria	0.000%	2/20/30	EUR	21,477	25,941
[3]	Republic of Austria	0.000%	2/20/31	EUR	85,246	102,099
[3]	Republic of Austria	2.400%	5/23/34	EUR	18,195	28,100
[3]	Republic of Austria	5.375%	12/1/34	CAD	1,308	1,362
[3]	Republic of Austria	4.150%	3/15/37	EUR	72,897	139,927
[3]	Republic of Austria	3.150%	6/20/44	EUR	40,443	76,632
[3]	Republic of Austria	1.500%	2/20/47	EUR	49,744	72,584
[3]	Republic of Austria	0.750%	3/20/51	EUR	20,123	24,727
[3]	Republic of Austria	3.800%	1/26/62	EUR	8,935	22,160
[3]	Republic of Austria	1.500%	11/2/86	EUR	19,663	30,436
[3]	Republic of Austria	2.100%	9/20/17	EUR	13,382	26,177
[3]	Republic of Austria	0.850%	6/30/20	EUR	29,245	31,671
						1,656,491
Belgium (1.8%)
	District Financing Authority	1.000%	10/13/36	EUR	8,300	10,509
[3]	Kingdom of Belgium	4.250%	9/28/22	EUR	66,526	85,537
	Kingdom of Belgium	2.250%	6/22/23	EUR	56,336	71,942
[3]	Kingdom of Belgium	2.600%	6/22/24	EUR	104,944	138,921
[3]	Kingdom of Belgium	0.500%	10/22/24	EUR	41,856	52,206
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	110,683	140,415
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	5,957	8,925
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	119,017	153,638
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	102,465	131,715
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	128,770	157,636
	Kingdom of Belgium	5.500%	3/28/28	EUR	809	1,365
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	130,581	169,863
	Kingdom of Belgium	0.100%	6/22/30	EUR	152,933	185,493
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	21,894	28,721
	Kingdom of Belgium	0.000%	10/22/31	EUR	72,442	85,696
	Kingdom of Belgium	4.000%	3/28/32	EUR	32,454	55,362
	Kingdom of Belgium	1.250%	4/22/33	EUR	28,172	37,978
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	102,039	165,132

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	3,566	6,994
[3]	Kingdom of Belgium	1.450%	6/22/37	EUR	13,861	19,076
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	101,935	149,471
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	12,074	13,843
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	61,520	123,453
	Kingdom of Belgium	3.750%	6/22/45	EUR	45,433	89,971
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	71,232	99,986
[3,9]	Kingdom of Belgium	1.700%	6/22/50	EUR	42,438	61,032
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	12,557	20,804
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	8,739	14,501
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	60,390	59,059
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	4,000	4,950
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	2,400	3,236
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	2,800	4,020
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	2,600	3,481
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	13,200	15,692
	Region Wallonne Belgium	0.500%	4/8/30	EUR	8,000	9,820
	Region Wallonne Belgium	1.250%	5/3/34	EUR	8,000	10,397
						2,390,840
Bulgaria (0.0%)
	Republic of Bulgaria	1.875%	3/21/23	EUR	4,830	6,031
	Republic of Bulgaria	2.950%	9/3/24	EUR	644	853
	Republic of Bulgaria	2.625%	3/26/27	EUR	2,415	3,329
	Republic of Bulgaria	3.000%	3/21/28	EUR	20,120	28,748
	Republic of Bulgaria	3.125%	3/26/35	EUR	4,025	6,140
	Republic of Bulgaria	1.375%	9/23/50	EUR	5,635	6,446
						51,547
Canada (4.2%)
	British Columbia Municipal Finance Authority	2.600%	4/23/23	CAD	1,488	1,261
	British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	4,931	4,238
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	4,339	3,677
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	4,818	4,196
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	4,830	3,944
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	11,100	9,637
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	1,490	1,279
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	6,134	5,402
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	962	816
	Canada	1.750%	3/1/23	CAD	22,131	18,486
	Canada	0.250%	5/1/23	CAD	4,225	3,433
	Canada	2.500%	6/1/24	CAD	24,271	20,966
	Canada	5.000%	6/1/37	CAD	60,231	70,579
[3]	Canada Housing Trust No. 1	1.750%	6/15/22	CAD	39,040	32,336
[3]	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	72,545	61,002
[3]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	48,505	41,103
[3]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	53,645	45,696
[3]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	17,120	14,845
[3]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	44,910	38,414
[3]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	72,820	62,983
[3]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	45,145	38,558
[3]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	37,270	32,367
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	67,460	55,381
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	51,550	44,019
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	17,485	15,123
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	23,235	18,976
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	25,655	21,567

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	20,200	17,362
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	16,845	14,440
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	46,620	41,050
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	8,770	7,658
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	30,465	25,501
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	34,485	27,814
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	15,475	11,653
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	22,900	17,756
	Canada Post Corp.	4.080%	7/16/25	CAD	7,170	6,548
	Canada Post Corp.	4.360%	7/16/40	CAD	2,938	3,030
	Canadian Government Bond	1.500%	5/1/22	CAD	2,231	1,839
	Canadian Government Bond	2.750%	6/1/22	CAD	6,574	5,496
	Canadian Government Bond	0.250%	8/1/22	CAD	50,015	40,711
	Canadian Government Bond	1.000%	9/1/22	CAD	121,246	99,680
	Canadian Government Bond	0.250%	11/1/22	CAD	191,119	155,514
	Canadian Government Bond	0.250%	2/1/23	CAD	143,455	116,679
	Canadian Government Bond	1.500%	6/1/23	CAD	16,013	13,353
	Canadian Government Bond	8.000%	6/1/23	CAD	886	836
	Canadian Government Bond	2.250%	3/1/24	CAD	42,895	36,685
	Canadian Government Bond	1.500%	9/1/24	CAD	178,969	150,195
	Canadian Government Bond	2.250%	6/1/25	CAD	2,925	2,527
	Canadian Government Bond	9.000%	6/1/25	CAD	9,659	10,468
	Canadian Government Bond	0.500%	9/1/25	CAD	42,929	34,446
	Canadian Government Bond	0.250%	3/1/26	CAD	214,204	168,605
	Canadian Government Bond	8.000%	6/1/27	CAD	4,106	4,689
	Canadian Government Bond	2.250%	6/1/29	CAD	42,446	36,936
	Canadian Government Bond	5.750%	6/1/29	CAD	32,506	35,314
	Canadian Government Bond	1.250%	6/1/30	CAD	106,149	84,617
	Canadian Government Bond	0.500%	12/1/30	CAD	116,061	85,626
	Canadian Government Bond	5.750%	6/1/33	CAD	90,496	105,663
	Canadian Government Bond	4.000%	6/1/41	CAD	34,817	38,003
	Canadian Government Bond	3.500%	12/1/45	CAD	28,708	30,003
	Canadian Government Bond	2.750%	12/1/48	CAD	35,978	33,546
	Canadian Government Bond	2.000%	12/1/51	CAD	115,325	92,053
	Canadian Government Bond	2.750%	12/1/64	CAD	30,743	29,430
	CPPIB Capital Inc.	0.375%	7/25/23	GBP	2,979	4,117
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	27,370	33,727
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	12,396	15,245
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	6,416	5,686
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	7,164	9,174
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	4,910	4,021
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	12,275	16,678
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	3,703	4,371
	Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	887	891
	Export Development Canada	1.800%	9/1/22	CAD	195	161
	Export Development Canada	2.700%	10/24/22	AUD	4,669	3,731
	Export Development Canada	2.800%	5/31/23	AUD	5,630	4,561
	Export Development Canada	1.375%	12/8/23	GBP	8,050	11,416
	Export Development Canada	1.650%	7/31/24	CAD	3,355	2,811
	Financement-Quebec	5.250%	6/1/34	CAD	6,826	7,232
	First Nations Finance Authority	3.050%	6/1/28	CAD	834	733
	First Nations Finance Authority	1.710%	6/16/30	CAD	2,693	2,109
	Government of the Northwest Territories	2.200%	9/29/51	CAD	805	544
	Greater Sudbury Canada	2.416%	3/12/50	CAD	701	498
	Hydro-Quebec	9.625%	7/15/22	CAD	9,659	8,736

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Hydro-Quebec	6.000%	8/15/31	CAD	7,478	8,320
	Hydro-Quebec	6.500%	1/16/35	CAD	3,345	3,934
	Hydro-Quebec	6.500%	2/15/35	CAD	18,111	21,537
	Hydro-Quebec	6.000%	2/15/40	CAD	17,640	21,275
	Hydro-Quebec	5.000%	2/15/45	CAD	22,675	25,370
	Hydro-Quebec	5.000%	2/15/50	CAD	33,988	39,462
	Hydro-Quebec	4.000%	2/15/55	CAD	30,503	31,020
	Hydro-Quebec	2.100%	2/15/60	CAD	14,917	9,944
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	6,800	6,427
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,051	2,976
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,817	3,877
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	5,898	5,223
	Montreal	3.500%	9/1/23	CAD	5,997	5,197
	Montreal	3.500%	9/1/24	CAD	150	133
	Montreal	3.000%	9/1/25	CAD	5,635	4,924
	Montreal	3.000%	9/1/27	CAD	4,025	3,533
	Montreal	3.150%	9/1/28	CAD	2,455	2,168
	Montreal	2.300%	9/1/29	CAD	1,845	1,529
	Montreal	1.750%	9/1/30	CAD	2,174	1,698
	Montreal	4.100%	12/1/34	CAD	2,572	2,424
	Montreal	3.150%	12/1/36	CAD	4,818	4,083
	Montreal	3.500%	12/1/38	CAD	4,830	4,264
	Montreal	2.400%	12/1/41	CAD	1,900	1,409
	Montreal	6.000%	6/1/43	CAD	3,266	3,915
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	4,267	3,937
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	1,848	1,782
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	5,853	5,781
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	835	796
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,610	1,782
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	2,415	2,097
	OMERS Finance Trust	0.450%	5/13/25	EUR	10,867	13,339
	OMERS Finance Trust	1.550%	4/21/27	CAD	4,910	4,001
	OMERS Finance Trust	2.600%	5/14/29	CAD	2,415	2,043
[3]	OMERS Finance Trust	2.600%	5/14/29	CAD	2,165	1,832
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	8,251	7,449
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	11,296	12,269
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,444	1,434
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	174	166
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	31,593	39,109
	OPB Finance Trust	2.950%	2/2/26	CAD	23,343	20,392
	OPB Finance Trust	2.980%	1/25/27	CAD	4,013	3,499
	Ottawa Ontario	4.600%	7/14/42	CAD	1,530	1,547
	Ottawa Ontario	3.250%	11/10/47	CAD	1,433	1,210
	Ottawa Ontario	3.100%	7/27/48	CAD	2,533	2,051
	Ottawa Ontario	2.500%	5/11/51	CAD	1,385	993
	Ottawa Ontario	4.200%	7/30/53	CAD	1,160	1,149
	Province of Alberta	1.600%	9/1/22	CAD	7,245	5,996
	Province of Alberta	2.550%	12/15/22	CAD	5,550	4,674
	Province of Alberta	2.650%	9/1/23	CAD	8,854	7,563
	Province of Alberta	3.400%	12/1/23	CAD	2,415	2,108
	Province of Alberta	3.100%	6/1/24	CAD	9,257	8,071
	Province of Alberta	0.625%	4/18/25	EUR	8,533	10,614
	Province of Alberta	2.350%	6/1/25	CAD	20,848	17,822

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Alberta	0.625%	1/16/26	EUR	4,106	5,114
Province of Alberta	2.200%	6/1/26	CAD	16,099	13,639
Province of Alberta	3.100%	12/14/26	AUD	1,691	1,429
Province of Alberta	2.550%	6/1/27	CAD	21,331	18,299
Province of Alberta	3.600%	4/11/28	AUD	435	374
Province of Alberta	2.900%	12/1/28	CAD	19,854	17,322
Province of Alberta	2.900%	9/20/29	CAD	10,062	8,741
Province of Alberta	2.050%	6/1/30	CAD	36,685	29,593
Province of Alberta	1.650%	6/1/31	CAD	10,800	8,284
Province of Alberta	3.500%	6/1/31	CAD	3,703	3,339
Province of Alberta	3.900%	12/1/33	CAD	5,695	5,344
Province of Alberta	4.500%	12/1/40	CAD	4,025	4,086
Province of Alberta	3.450%	12/1/43	CAD	15,354	13,527
Province of Alberta	3.300%	12/1/46	CAD	24,683	21,186
Province of Alberta	3.050%	12/1/48	CAD	31,090	25,549
Province of Alberta	3.100%	6/1/50	CAD	42,957	35,804
Province of British Columbia	2.700%	12/18/22	CAD	6,763	5,716
Province of British Columbia	3.300%	12/18/23	CAD	11,249	9,804
Province of British Columbia	4.250%	11/27/24	AUD	2,810	2,436
Province of British Columbia	2.850%	6/18/25	CAD	17,374	15,186
Province of British Columbia	2.300%	6/18/26	CAD	12,074	10,331
Province of British Columbia	2.550%	6/18/27	CAD	18,654	16,122
Province of British Columbia	2.950%	12/18/28	CAD	13,972	12,316
Province of British Columbia	5.700%	6/18/29	CAD	10,927	11,440
Province of British Columbia	2.200%	6/18/30	CAD	23,234	19,208
Province of British Columbia	6.350%	6/18/31	CAD	12,074	13,849
Province of British Columbia	4.700%	6/18/37	CAD	5,603	5,868
Province of British Columbia	4.950%	6/18/40	CAD	10,062	10,878
Province of British Columbia	4.300%	6/18/42	CAD	18,356	18,764
Province of British Columbia	3.200%	6/18/44	CAD	19,749	17,298
Province of British Columbia	2.800%	6/18/48	CAD	23,718	19,358
Province of British Columbia	4.900%	6/18/48	CAD	2,415	2,750
Province of British Columbia	2.950%	6/18/50	CAD	36,203	30,643
Province of Manitoba	2.550%	6/2/23	CAD	12,078	10,245
Province of Manitoba	3.300%	6/2/24	CAD	2,415	2,117
Province of Manitoba	4.250%	3/3/25	AUD	805	698
Province of Manitoba	2.450%	6/2/25	CAD	14,356	12,325
Province of Manitoba	4.400%	9/5/25	CAD	5,474	5,065
Province of Manitoba	2.550%	6/2/26	CAD	15,294	13,339
Province of Manitoba	2.600%	6/2/27	CAD	12,235	10,546
Province of Manitoba	3.000%	6/2/28	CAD	45	40
Province of Manitoba	2.750%	6/2/29	CAD	5,162	4,461
Province of Manitoba	3.250%	9/5/29	CAD	1,828	1,636
Province of Manitoba	2.050%	6/2/30	CAD	4,605	3,686
Province of Manitoba	6.300%	3/5/31	CAD	769	851
Province of Manitoba	2.050%	6/2/31	CAD	5,200	4,017
Province of Manitoba	5.700%	3/5/37	CAD	2,415	2,739
Province of Manitoba	4.600%	3/5/38	CAD	4,568	4,673
Province of Manitoba	4.650%	3/5/40	CAD	3,220	3,341
Province of Manitoba	4.100%	3/5/41	CAD	4,025	3,922
Province of Manitoba	4.400%	3/5/42	CAD	5,232	5,314
Province of Manitoba	3.350%	3/5/43	CAD	1,610	1,415
Province of Manitoba	4.050%	9/5/45	CAD	5,631	5,506
Province of Manitoba	2.850%	9/5/46	CAD	8,307	6,700
Province of Manitoba	3.400%	9/5/48	CAD	12,114	10,783

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Manitoba	3.200%	3/5/50	CAD	13,414	11,608
Province of Manitoba	4.700%	3/5/50	CAD	1,317	1,439
Province of Manitoba	2.050%	9/5/52	CAD	4,654	3,150
Province of Manitoba	3.150%	9/5/52	CAD	4,914	4,195
Province of Manitoba	3.450%	3/5/63	CAD	2,896	2,687
Province of New Brunswick	1.550%	5/4/22	CAD	98	81
Province of New Brunswick	2.850%	6/2/23	CAD	8,050	6,866
Province of New Brunswick	3.650%	6/3/24	CAD	8,854	7,834
Province of New Brunswick	2.600%	8/14/26	CAD	8,050	6,954
Province of New Brunswick	2.350%	8/14/27	CAD	6,359	5,403
Province of New Brunswick	3.100%	8/14/28	CAD	6,645	5,884
Province of New Brunswick	5.500%	1/27/34	CAD	3,220	3,510
Province of New Brunswick	4.550%	3/26/37	CAD	5,635	5,687
Province of New Brunswick	4.800%	9/26/39	CAD	1,948	2,044
Province of New Brunswick	4.800%	6/3/41	CAD	2,407	2,543
Province of New Brunswick	3.550%	6/3/43	CAD	4,669	4,202
Province of New Brunswick	3.800%	8/14/45	CAD	4,311	4,030
Province of New Brunswick	3.100%	8/14/48	CAD	13,265	11,102
Province of New Brunswick	3.050%	8/14/50	CAD	9,040	7,529
Province of Newfoundland and Labrador	1.950%	6/2/22	CAD	6,037	5,002
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	4,025	3,424
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	8,050	7,059
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	805	834
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	12,074	10,442
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	3,542	3,006
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	3,381	2,636
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	805	876
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,874	2,889
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	12,239	10,175
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	8,777	7,759
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	9,076	6,573
Province of Nova Scotia	1.600%	6/1/22	CAD	8,211	6,781
Province of Nova Scotia	2.100%	6/1/27	CAD	16	13
Province of Nova Scotia	2.000%	9/1/30	CAD	10,706	8,631
Province of Nova Scotia	6.600%	12/1/31	CAD	45	52
Province of Nova Scotia	5.800%	6/1/33	CAD	1,610	1,777
Province of Nova Scotia	4.500%	6/1/37	CAD	4,025	4,067
Province of Nova Scotia	4.700%	6/1/41	CAD	4,025	4,233
Province of Nova Scotia	4.400%	6/1/42	CAD	4,830	4,917
Province of Nova Scotia	3.450%	6/1/45	CAD	2,415	2,157
Province of Nova Scotia	3.150%	12/1/51	CAD	9,459	8,094
Province of Nova Scotia	3.500%	6/2/62	CAD	6,778	6,396
Province of Ontario	3.150%	6/2/22	CAD	70,832	59,418
Province of Ontario	1.950%	1/27/23	CAD	6,762	5,652
Province of Ontario	2.850%	6/2/23	CAD	62,099	52,992
Province of Ontario	2.600%	9/8/23	CAD	22,519	19,221
Province of Ontario	7.500%	2/7/24	CAD	2,069	1,992
Province of Ontario	1.875%	5/21/24	EUR	4,025	5,178
Province of Ontario	3.500%	6/2/24	CAD	51,342	45,269
Province of Ontario	0.375%	6/14/24	EUR	19,480	23,992
Province of Ontario	4.250%	8/22/24	AUD	805	691
Province of Ontario	2.300%	9/8/24	CAD	16,582	14,181
Province of Ontario	0.875%	1/21/25	EUR	4,025	5,063
Province of Ontario	2.650%	2/5/25	CAD	26,643	23,064
Province of Ontario	2.600%	6/2/25	CAD	62,353	53,828

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	3.100%	8/26/25	AUD	1,610	1,350
Province of Ontario	1.750%	9/8/25	CAD	42,500	35,541
Province of Ontario	2.400%	6/2/26	CAD	35,642	30,539
Province of Ontario	3.500%	1/27/27	AUD	805	684
Province of Ontario	1.850%	2/1/27	CAD	14,791	12,291
Province of Ontario	0.375%	4/8/27	EUR	1,530	1,890
Province of Ontario	2.600%	6/2/27	CAD	59,966	51,762
Province of Ontario	7.600%	6/2/27	CAD	12,074	13,255
Province of Ontario	2.900%	6/2/28	CAD	53,875	47,253
Province of Ontario	6.500%	3/8/29	CAD	13,330	14,470
Province of Ontario	2.700%	6/2/29	CAD	44,347	38,230
Province of Ontario	2.050%	6/2/30	CAD	65,845	53,507
Province of Ontario	1.350%	12/2/30	CAD	37,344	28,479
Province of Ontario	6.200%	6/2/31	CAD	10,464	11,635
Province of Ontario	5.850%	3/8/33	CAD	21,693	24,425
Province of Ontario	5.600%	6/2/35	CAD	31,392	34,842
Province of Ontario	4.700%	6/2/37	CAD	41,212	42,692
Province of Ontario	4.600%	6/2/39	CAD	60,417	62,498
Province of Ontario	4.650%	6/2/41	CAD	58,095	60,992
Province of Ontario	3.500%	6/2/43	CAD	50,991	46,182
Province of Ontario	3.450%	6/2/45	CAD	73,839	66,338
Province of Ontario	2.900%	12/2/46	CAD	74,577	61,067
Province of Ontario	2.800%	6/2/48	CAD	62,156	49,993
Province of Ontario	2.900%	6/2/49	CAD	64,112	52,549
Province of Ontario	2.650%	12/2/50	CAD	64,753	50,753
Province of Ontario	1.900%	12/2/51	CAD	34,647	22,852
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,288	1,163
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,578	1,187
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,410	2,176
Province of Quebec	0.875%	5/24/22	GBP	1,208	1,678
Province of Quebec	3.500%	12/1/22	CAD	30,845	26,382
Province of Quebec	9.375%	1/16/23	CAD	2,415	2,265
Province of Quebec	2.450%	3/1/23	CAD	6,510	5,495
Province of Quebec	2.250%	7/17/23	EUR	10,867	13,851
Province of Quebec	3.000%	9/1/23	CAD	28,140	24,249
Province of Quebec	1.500%	12/15/23	GBP	6,440	9,151
Province of Quebec	2.375%	1/22/24	EUR	805	1,042
Province of Quebec	2.250%	2/22/24	CAD	4,186	3,570
Province of Quebec	3.750%	9/1/24	CAD	31,110	27,845
Province of Quebec	0.875%	1/15/25	EUR	9,096	11,440
Province of Quebec	4.200%	3/10/25	AUD	1,213	1,051
Province of Quebec	5.350%	6/1/25	CAD	4,025	3,835
Province of Quebec	2.600%	7/6/25	CAD	4,858	4,211
Province of Quebec	2.750%	9/1/25	CAD	33,022	28,917
Province of Quebec	8.500%	4/1/26	CAD	8,050	8,772
Province of Quebec	3.700%	5/20/26	AUD	564	486
Province of Quebec	2.500%	9/1/26	CAD	30,184	26,027
Province of Quebec	1.850%	2/13/27	CAD	745	621
Province of Quebec	0.875%	5/4/27	EUR	28,092	35,801
Province of Quebec	2.750%	9/1/27	CAD	33,950	29,628
Province of Quebec	0.875%	7/5/28	EUR	33,380	42,595
Province of Quebec	2.750%	9/1/28	CAD	36,736	31,996
Province of Quebec	2.300%	9/1/29	CAD	25,271	21,225
Province of Quebec	6.000%	10/1/29	CAD	12,074	12,908
Province of Quebec	1.900%	9/1/30	CAD	53,847	43,243

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	0.000%	10/29/30	EUR	26,562	31,256
Province of Quebec	1.500%	9/1/31	CAD	19,125	14,617
Province of Quebec	6.250%	6/1/32	CAD	17,362	19,605
Province of Quebec	5.750%	12/1/36	CAD	15,980	18,313
Province of Quebec	5.000%	12/1/38	CAD	27,828	30,099
Province of Quebec	5.000%	12/1/41	CAD	41,365	45,594
Province of Quebec	4.250%	12/1/43	CAD	35,758	36,207
Province of Quebec	3.500%	12/1/45	CAD	50,649	46,139
Province of Quebec	3.500%	12/1/48	CAD	52,880	48,529
Province of Quebec	3.100%	12/1/51	CAD	63,116	54,625
Province of Saskatchewan	3.200%	6/3/24	CAD	7,647	6,684
Province of Saskatchewan	0.800%	9/2/25	CAD	6,037	4,851
Province of Saskatchewan	2.550%	6/2/26	CAD	5,534	4,771
Province of Saskatchewan	2.650%	6/2/27	CAD	8,050	6,962
Province of Saskatchewan	3.050%	12/2/28	CAD	2,818	2,490
Province of Saskatchewan	5.750%	3/5/29	CAD	4,830	5,015
Province of Saskatchewan	2.200%	6/2/30	CAD	7,132	5,884
Province of Saskatchewan	5.000%	3/5/37	CAD	240	256
Province of Saskatchewan	4.750%	6/1/40	CAD	5,957	6,291
Province of Saskatchewan	3.400%	2/3/42	CAD	4,025	3,600
Province of Saskatchewan	3.900%	6/2/45	CAD	6,601	6,336
Province of Saskatchewan	2.750%	12/2/46	CAD	9,624	7,661
Province of Saskatchewan	3.300%	6/2/48	CAD	13,620	11,971
Province of Saskatchewan	3.100%	6/2/50	CAD	13,965	11,921
Province of Saskatchewan	3.750%	3/5/54	CAD	3,055	2,956
Province of Saskatchewan	2.950%	6/2/58	CAD	2,254	1,873
PSP Capital Inc.	1.730%	6/21/22	CAD	1,610	1,331
PSP Capital Inc.	2.090%	11/22/23	CAD	3,220	2,723
PSP Capital Inc.	3.290%	4/4/24	CAD	15,958	13,943
PSP Capital Inc.	3.000%	11/5/25	CAD	4,970	4,393
PSP Capital Inc.	2.050%	1/15/30	CAD	11,108	9,191
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	5,619	6,007
Regional Municipality of York	2.600%	12/15/25	CAD	4,025	3,499
Regional Municipality of York	2.500%	6/2/26	CAD	2,415	2,081
Regional Municipality of York	2.350%	6/9/27	CAD	3	3
Regional Municipality of York	1.700%	5/27/30	CAD	2,387	1,900
Regional Municipality of York	4.000%	5/31/32	CAD	1,208	1,154
Regional Municipality of York	3.650%	5/13/33	CAD	2,496	2,284
Regional Municipality of York	4.050%	5/1/34	CAD	1,932	1,801
Royal Office Finance LP	5.209%	11/12/37	CAD	5,672	5,664
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	7,562	6,246
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	797	605
TCHC Issuer Trust	5.395%	2/22/40	CAD	1,673	1,819
Toronto Canada	3.900%	9/29/23	CAD	3,809	3,337
Toronto Canada	2.450%	2/6/25	CAD	3,803	3,248
Toronto Canada	2.400%	6/7/27	CAD	4,082	3,459
Toronto Canada	2.950%	4/28/35	CAD	5,031	4,217
Toronto Canada	5.200%	6/1/40	CAD	982	1,045
Toronto Canada	2.150%	8/25/40	CAD	769	554
Toronto Canada	4.700%	6/10/41	CAD	1,610	1,648
Toronto Canada	3.800%	12/13/42	CAD	483	444
Toronto Canada	4.150%	3/10/44	CAD	3,969	3,786
Toronto Canada	3.250%	6/24/46	CAD	3,220	2,683
Toronto Canada	3.200%	8/1/48	CAD	1,465	1,214

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Toronto Canada	2.800%	11/22/49	CAD	4,420	3,377
Vancouver	3.700%	10/18/52	CAD	1,031	927
Winnipeg Canada	4.100%	6/1/45	CAD	805	756
Winnipeg Canada	4.300%	11/15/51	CAD	3,347	3,357
					5,726,779
Chile (0.0%)
Republic of Chile	1.625%	1/30/25	EUR	4,524	5,763
Republic of Chile	1.750%	1/20/26	EUR	100	129
Republic of Chile	1.440%	2/1/29	EUR	3,623	4,700
Republic of Chile	0.830%	7/2/31	EUR	8,889	10,876
Republic of Chile	1.250%	1/29/40	EUR	7,728	9,088
Republic of Chile	1.250%	1/22/51	EUR	9,444	9,935
					40,491
China (0.9%)
Agricultural Development Bank of China	3.060%	8/5/23	CNY	100,000	15,466
Agricultural Development Bank of China	4.000%	11/12/25	CNY	339,900	54,014
Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,826
Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	58,832
China Development Bank	3.030%	1/18/22	CNY	865,800	134,414
China Development Bank	0.625%	12/12/22	EUR	2,737	3,324
China Development Bank	1.860%	4/9/23	CNY	50,000	7,575
China Development Bank	0.875%	1/24/24	EUR	1,288	1,582
China Development Bank	3.300%	2/1/24	CNY	299,900	46,610
China Development Bank	3.340%	7/14/25	CNY	30,000	4,645
China Development Bank	3.680%	2/26/26	CNY	681,800	107,017
China Development Bank	3.500%	8/13/26	CNY	555,300	86,391
China Development Bank	3.430%	1/14/27	CNY	250,000	38,686
China Development Bank	3.390%	7/10/27	CNY	100,000	15,419
China Development Bank	3.450%	9/20/29	CNY	50,000	7,661
China Development Bank	4.010%	1/9/37	CNY	174,900	27,882
China Government Bond	2.240%	3/5/23	CNY	50,000	7,676
China Government Bond	2.360%	7/2/23	CNY	50,000	7,676
China Government Bond	3.290%	10/18/23	CNY	429,800	67,316
China Government Bond	2.880%	11/5/23	CNY	50,000	7,757
China Government Bond	3.220%	12/6/25	CNY	328,600	51,420
China Government Bond	3.250%	6/6/26	CNY	742,800	116,281
China Government Bond	3.120%	12/5/26	CNY	100,000	15,526
China Government Bond	2.850%	6/4/27	CNY	150,000	22,894
China Government Bond	2.680%	5/21/30	CNY	20,000	2,975
China Government Bond	0.500%	11/12/31	EUR	9,003	10,817
China Government Bond	0.625%	11/25/35	EUR	8,050	9,525
China Government Bond	1.000%	11/12/39	EUR	7,808	9,260
China Government Bond	3.970%	7/23/48	CNY	250,000	40,605
China Government Bond	4.080%	10/22/48	CNY	40,000	6,615
China Government Bond	3.860%	7/22/49	CNY	385,200	61,474
China Government Bond	3.390%	3/16/50	CNY	100,000	14,678
Export-Import Bank of China	0.750%	6/8/22	EUR	2,286	2,772
Export-Import Bank of China	0.750%	5/28/23	EUR	2,576	3,132
Export-Import Bank of China	3.280%	2/11/24	CNY	414,800	64,367
Export-Import Bank of China	3.260%	2/24/27	CNY	40,000	6,122
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,886
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	8,263
					1,162,381

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Colombia (0.2%)
	Colombian TES	7.000%	5/4/22	COP	59,520,000	16,607
	Colombian TES	10.000%	7/24/24	COP	122,170,000	37,932
	Colombian TES	6.250%	11/26/25	COP	113,070,000	31,387
	Colombian TES	7.500%	8/26/26	COP	159,275,000	45,955
	Colombian TES	5.750%	11/3/27	COP	65,310,000	16,997
	Colombian TES	6.000%	4/28/28	COP	172,605,000	45,069
	Colombian TES	7.750%	9/18/30	COP	104,110,000	29,229
	Colombian TES	7.000%	6/30/32	COP	167,300,000	43,772
	Colombian TES	7.250%	10/18/34	COP	133,945,000	35,153
	Colombian TES	7.250%	10/26/50	COP	30,000,000	7,238
	Republic of Colombia	3.875%	3/22/26	EUR	4,025	5,452
						314,791
Croatia (0.1%)
	Republic of Croatia	3.000%	3/11/25	EUR	1,610	2,151
	Republic of Croatia	3.000%	3/20/27	EUR	5,635	7,794
	Republic of Croatia	2.700%	6/15/28	EUR	4,669	6,446
	Republic of Croatia	1.125%	6/19/29	EUR	5,635	6,936
	Republic of Croatia	2.750%	1/27/30	EUR	5,635	7,843
	Republic of Croatia	1.500%	6/17/31	EUR	35,148	44,141
	Republic of Croatia	1.750%	3/4/41	EUR	8,000	9,703
						85,014
Cyprus (0.0%)
	Republic of Cyprus	2.750%	2/26/34	EUR	6,440	9,571
Czech Republic (0.3%)
	Czech Republic	3.875%	5/24/22	EUR	8,009	10,061
	Czech Republic	4.700%	9/12/22	CZK	104,630	5,133
	Czech Republic	0.450%	10/25/23	CZK	1,182,910	54,267
	Czech Republic	5.700%	5/25/24	CZK	177,080	9,400
	Czech Republic	0.000%	12/12/24	CZK	850,000	37,786
	Czech Republic	2.400%	9/17/25	CZK	201,220	9,798
	Czech Republic	1.000%	6/26/26	CZK	1,492,940	67,877
	Czech Republic	0.250%	2/10/27	CZK	396,790	17,155
	Czech Republic	2.500%	8/25/28	CZK	297,810	14,680
	Czech Republic	2.750%	7/23/29	CZK	554,050	27,890
	Czech Republic	0.950%	5/15/30	CZK	1,280,610	55,619
	Czech Republic	1.200%	3/13/31	CZK	865,240	38,107
	Czech Republic	2.000%	10/13/33	CZK	299,820	14,069
	Czech Republic	4.200%	12/4/36	CZK	460,830	27,501
	Czech Republic	1.500%	4/24/40	CZK	160,810	6,644
	Czech Republic	4.850%	11/26/57	CZK	73,240	5,039
						401,026
Denmark (0.4%)
	Kingdom of Denmark	3.000%	11/15/21	DKK	144,409	23,786
	Kingdom of Denmark	1.500%	11/15/23	DKK	195,227	33,218
	Kingdom of Denmark	7.000%	11/10/24	DKK	59,793	12,244
	Kingdom of Denmark	1.750%	11/15/25	DKK	545,164	96,898
	Kingdom of Denmark	0.500%	11/15/27	DKK	612,534	103,924
[3]	Kingdom of Denmark	0.500%	11/15/29	DKK	668,073	113,299
	Kingdom of Denmark	4.500%	11/15/39	DKK	601,934	170,871
[3]	Kingdom of Denmark	0.250%	11/15/52	DKK	20,123	2,990
	Kommunekredit	0.250%	3/29/23	EUR	805	982
	Kommunekredit	0.250%	5/15/23	EUR	483	590
	Kommunekredit	0.250%	2/16/24	EUR	1,610	1,975

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kommunekredit	0.625%	5/11/26	EUR	3,542	4,456
	Kommunekredit	2.900%	11/27/26	AUD	3,363	2,818
	Kommunekredit	0.750%	5/18/27	EUR	20,588	26,188
						594,239
Finland (0.5%)
	Finnvera Oyj	0.500%	4/13/26	EUR	5,232	6,543
	Finnvera Oyj	0.375%	4/9/29	EUR	12,074	14,971
	Municipality Finance plc	5.000%	3/20/24	AUD	3,301	2,864
	Municipality Finance plc	0.625%	11/26/26	EUR	4,025	5,086
	Municipality Finance plc	1.250%	2/23/33	EUR	8,050	10,864
[3]	Republic of Finland	1.625%	9/15/22	EUR	5,699	7,067
[3]	Republic of Finland	1.500%	4/15/23	EUR	28,285	35,450
[3]	Republic of Finland	0.000%	9/15/23	EUR	27,166	33,170
[3]	Republic of Finland	2.000%	4/15/24	EUR	23,343	30,264
[3]	Republic of Finland	0.000%	9/15/24	EUR	40,246	49,396
[3]	Republic of Finland	4.000%	7/4/25	EUR	35,145	50,379
[3]	Republic of Finland	0.875%	9/15/25	EUR	8,452	10,791
[3]	Republic of Finland	0.500%	9/15/27	EUR	41,051	52,040
[3]	Republic of Finland	2.750%	7/4/28	EUR	9,139	13,395
[3]	Republic of Finland	0.500%	9/15/29	EUR	55,931	70,721
[3]	Republic of Finland	0.000%	9/15/30	EUR	87,197	105,012
[3]	Republic of Finland	0.750%	4/15/31	EUR	51,911	66,915
[3]	Republic of Finland	1.125%	4/15/34	EUR	25,758	34,582
[3]	Republic of Finland	2.625%	7/4/42	EUR	27,540	47,770
[3]	Republic of Finland	1.375%	4/15/47	EUR	16,904	24,582
						671,862
France (8.7%)
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	6,400	7,802
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	34,100	41,923
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	16,500	21,003
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	8,000	10,619
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	8,000	9,944
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	9,700	11,942
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	2,800	4,131
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	4,000	5,150
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	30,900	37,605
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	26,200	32,442
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	12,000	16,014
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	8,000	9,571
	Agence France Locale	0.500%	6/20/24	EUR	7,800	9,608
	Agence France Locale	0.125%	6/20/26	EUR	13,600	16,536
	Agence France Locale	1.125%	6/20/28	EUR	7,200	9,298
	Bpifrance SACA	0.250%	2/14/23	EUR	16,000	19,473
	Bpifrance SACA	0.125%	11/25/23	EUR	2,000	2,439
	Bpifrance SACA	2.500%	5/25/24	EUR	8,000	10,477
	Bpifrance SACA	0.750%	11/25/24	EUR	12,900	16,130
	Bpifrance SACA	0.125%	3/25/25	EUR	25,900	31,683
	Bpifrance SACA	0.500%	5/25/25	EUR	4,400	5,457
	Bpifrance SACA	2.750%	10/25/25	EUR	22,500	30,741
	Bpifrance SACA	0.050%	9/26/29	EUR	8,000	9,551
	Bpifrance SACA	1.875%	5/25/30	EUR	8,000	11,094
	Caisse d'Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	2,415	3,032
	Caisse d'Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	88,500	107,435
	Caisse d'Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	4,025	5,284
	Caisse d'Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	71,600	87,826

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	56,344	72,103
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,050	11,633
	Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	15,200	18,619
	Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	12,500	15,222
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	9,600	12,418
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	16,000	19,690
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	3,220	4,585
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	18,500	22,891
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	2,700	3,450
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,500	1,871
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	4,800	6,026
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	3,200	4,056
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	8,000	10,171
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	200	259
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	7,600	11,217
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	40,200	47,981
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	8,000	10,912
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	15,200	20,345
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	4,000	5,492
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	672
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	5,600	7,861
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	15,000	17,526
[10]	France	0.000%	5/25/22	EUR	129,993	157,322
[10]	France	2.250%	10/25/22	EUR	170,512	213,787
	France	0.000%	2/25/23	EUR	65,736	79,956
	France	8.500%	4/25/23	EUR	400	568
[10]	France	1.750%	5/25/23	EUR	435,604	549,464
	France	4.250%	10/25/23	EUR	89,160	120,251
[10]	France	0.000%	2/25/24	EUR	640,000	781,800
[10]	France	0.000%	3/25/24	EUR	188,454	230,430
[10]	France	1.750%	11/25/24	EUR	123,827	161,125
[10]	France	0.000%	3/25/25	EUR	398,429	488,433
[10]	France	0.500%	5/25/25	EUR	115,054	143,976
[10]	France	1.000%	11/25/25	EUR	148,900	191,016
[10]	France	0.000%	2/25/26	EUR	300,491	368,413
[10]	France	3.500%	4/25/26	EUR	90,150	129,822
[10]	France	0.500%	5/25/26	EUR	280,108	352,247
	France	0.250%	11/25/26	EUR	160,982	200,023
[10]	France	1.000%	5/25/27	EUR	510,478	662,623
[10]	France	0.750%	5/25/28	EUR	340,476	436,593
	France	0.750%	11/25/28	EUR	246,373	316,110
[10]	France	5.500%	4/25/29	EUR	53,688	93,669
[10]	France	0.000%	11/25/29	EUR	258,203	310,924
[10]	France	2.500%	5/25/30	EUR	122,065	179,903
[10]	France	0.000%	11/25/30	EUR	487,774	581,955
[10]	France	1.500%	5/25/31	EUR	194,251	266,177
[11]	France	5.750%	10/25/32	EUR	88,387	173,702
[10]	France	1.250%	5/25/34	EUR	366,206	491,474
	France	4.750%	4/25/35	EUR	49,888	96,131
[3]	France	1.250%	5/25/36	EUR	127,300	170,782
[10]	France	4.000%	10/25/38	EUR	127,031	241,677
[3,10]	France	1.750%	6/25/39	EUR	60,409	87,636
[3]	France	0.500%	5/25/40	EUR	97,274	113,923
[10]	France	4.500%	4/25/41	EUR	206,874	430,357
[10]	France	3.250%	5/25/45	EUR	153,565	286,034

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	2.000%	5/25/48	EUR	107,598	165,243
[3,10]	France	1.500%	5/25/50	EUR	203,264	281,458
[3]	France	0.750%	5/25/52	EUR	127,033	144,410
[3]	France	4.000%	4/25/55	EUR	59,314	134,229
	France	4.000%	4/25/60	EUR	78,278	184,977
[3]	France	1.750%	5/25/66	EUR	7,375	11,077
[3]	France	0.500%	5/25/72	EUR	132,217	121,600
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	2,400	3,042
	Region of Ile de France	2.250%	6/10/23	EUR	900	1,144
	Region of Ile de France	3.625%	3/27/24	EUR	10,700	14,341
	Region of Ile de France	0.500%	6/14/25	EUR	12,000	14,886
	Region of Ile de France	0.625%	4/23/27	EUR	4,000	5,008
	Region of Ile de France	1.375%	3/14/29	EUR	100	132
	Region of Ile de France	1.375%	6/20/33	EUR	4,800	6,363
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	9,600	11,763
	SNCF Reseau	4.375%	6/2/22	EUR	12,050	15,250
	SNCF Reseau	2.625%	12/29/25	EUR	3,800	5,167
	SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,233
	SNCF Reseau	3.125%	10/25/28	EUR	5,600	8,253
	SNCF Reseau	5.250%	12/7/28	GBP	13,680	24,453
	SNCF Reseau	0.875%	1/22/29	EUR	4,800	6,088
	SNCF Reseau	1.125%	5/25/30	EUR	22,600	29,166
	SNCF Reseau	1.000%	11/9/31	EUR	12,000	15,308
	SNCF Reseau	5.000%	10/10/33	EUR	12,396	22,897
	SNCF Reseau	5.250%	1/31/35	GBP	1,127	2,233
	SNCF Reseau	0.750%	5/25/36	EUR	29,800	36,259
	SNCF Reseau	1.500%	5/29/37	EUR	14,400	19,293
	SNCF Reseau	2.250%	12/20/47	EUR	10,000	14,938
	SNCF Reseau	2.000%	2/5/48	EUR	4,000	5,640
	SNCF Reseau	5.000%	3/11/52	GBP	4,045	9,375
	SNCF Reseau	4.830%	3/25/60	GBP	1,127	2,732
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	8,300	10,775
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	12,000	14,039
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	18,900	24,407
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	28,100	38,959
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	4,000	4,043
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	14,700	15,905
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	4,550	6,073
	Societe Nationale SNCF SA	4.125%	2/19/25	EUR	700	977
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	6,495	11,076
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	11,200	14,697
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	23,500	27,747
	UNEDIC ASSEO	0.125%	5/25/22	EUR	8,000	9,683
	UNEDIC ASSEO	0.875%	10/25/22	EUR	17,800	21,847
	UNEDIC ASSEO	2.250%	4/5/23	EUR	5,600	7,094
	UNEDIC ASSEO	2.375%	5/25/24	EUR	2,400	3,135
	UNEDIC ASSEO	0.125%	11/25/24	EUR	44,200	54,065
	UNEDIC ASSEO	0.625%	2/17/25	EUR	20,100	25,115
	UNEDIC ASSEO	0.625%	3/3/26	EUR	11,500	14,431
	UNEDIC ASSEO	0.100%	11/25/26	EUR	32,000	39,131
	UNEDIC ASSEO	1.250%	10/21/27	EUR	17,300	22,678
	UNEDIC ASSEO	0.500%	3/20/29	EUR	19,300	24,114
	UNEDIC ASSEO	0.250%	11/25/29	EUR	24,100	29,410
	UNEDIC ASSEO	0.000%	11/19/30	EUR	15,000	17,752
	UNEDIC ASSEO	1.500%	4/20/32	EUR	1,200	1,638

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,600	2,131
	UNEDIC ASSEO	0.100%	5/25/34	EUR	40,000	46,158
						11,823,551
Germany (7.6%)
	Bundesobligation	0.000%	10/7/22	EUR	78,479	95,263
	Bundesobligation	0.000%	4/14/23	EUR	6,128	7,468
	Bundesobligation	0.000%	10/13/23	EUR	28,266	34,568
	Bundesobligation	0.000%	10/18/24	EUR	398,492	490,140
	Bundesobligation	0.000%	4/11/25	EUR	342,869	422,665
	Bundesobligation	0.000%	10/10/25	EUR	402,454	497,076
[10]	Bundesrepublik Deutschland Bundesanleihe	0.000%	8/15/30	EUR	69,522	85,392
	Bundesschatzanweisungen	0.000%	9/16/22	EUR	241,472	292,914
	Federal Republic of Germany	2.000%	1/4/22	EUR	480	587
[10]	Federal Republic of Germany	1.750%	7/4/22	EUR	177,701	219,707
[10]	Federal Republic of Germany	1.500%	9/4/22	EUR	8,050	9,961
[10]	Federal Republic of Germany	1.500%	2/15/23	EUR	52,746	65,914
[10]	Federal Republic of Germany	1.500%	5/15/23	EUR	63,186	79,380
[10]	Federal Republic of Germany	2.000%	8/15/23	EUR	65,600	83,784
[10]	Federal Republic of Germany	1.500%	5/15/24	EUR	68,551	87,929
[10]	Federal Republic of Germany	1.000%	8/15/24	EUR	80,491	102,163
[10]	Federal Republic of Germany	0.500%	2/15/26	EUR	210,886	267,064
	Federal Republic of Germany	0.000%	8/15/26	EUR	35,416	43,865
	Federal Republic of Germany	0.250%	2/15/27	EUR	180,861	227,317
[10]	Federal Republic of Germany	0.500%	8/15/27	EUR	21,792	27,853
[10]	Federal Republic of Germany	0.000%	11/15/27	EUR	384,226	475,788
[10]	Federal Republic of Germany	0.500%	2/15/28	EUR	375,860	481,444
[10]	Federal Republic of Germany	0.250%	8/15/28	EUR	162,856	205,327
[10]	Federal Republic of Germany	0.250%	2/15/29	EUR	78,199	98,593
[10]	Federal Republic of Germany	0.000%	8/15/29	EUR	154,660	190,922
[10]	Federal Republic of Germany	0.000%	2/15/31	EUR	133,718	163,773
[10]	Federal Republic of Germany	0.000%	5/15/35	EUR	373,566	446,976
[10]	Federal Republic of Germany	0.000%	5/15/36	EUR	220,959	261,603
[10]	Federal Republic of Germany	4.000%	1/4/37	EUR	113,708	221,613
[10]	Federal Republic of Germany	4.250%	7/4/39	EUR	31,714	66,749
	Federal Republic of Germany	4.750%	7/4/40	EUR	36,853	83,337
[10]	Federal Republic of Germany	3.250%	7/4/42	EUR	10,411	20,545
[10]	Federal Republic of Germany	2.500%	7/4/44	EUR	178,690	325,567
[10]	Federal Republic of Germany	2.500%	8/15/46	EUR	180,129	334,348
[10]	Federal Republic of Germany	1.250%	8/15/48	EUR	153,925	229,561
[10]	Federal Republic of Germany	0.000%	8/15/50	EUR	72,538	78,449
	FMS Wertmanagement	0.625%	6/15/22	GBP	11,700	16,236
	FMS Wertmanagement	1.000%	9/7/22	GBP	4,000	5,582
	FMS Wertmanagement	1.125%	3/20/23	GBP	14,100	19,795
	FMS Wertmanagement	1.375%	3/7/25	GBP	16,000	22,834
	FMS Wertmanagement	0.375%	4/29/30	EUR	8,800	10,877
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	7,647	9,210
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	7,245	9,011
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	18,513	22,820
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	5,083	6,297
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	1,610	2,046
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	12,074	16,776
	Free State of Bavaria	0.150%	4/3/30	EUR	7,913	9,621
	Free State of Bavaria	0.010%	1/18/35	EUR	25,000	28,680
	Free State of Saxony	0.010%	11/5/29	EUR	18,000	21,635
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	11,269	13,895

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	6,440	8,052
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	8,050	9,804
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	225
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	20,123	24,706
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	4,427	5,607
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	13,523	16,818
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	16,099	19,944
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	3,220	4,082
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	28,980	34,664
[12]	German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	2,400	2,984
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	6/30/21	EUR	41,292	49,681
[12]	Kreditanstalt fuer Wiederaufbau	2.900%	6/6/22	AUD	20,345	16,142
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	6/30/22	EUR	13,925	16,865
[12]	Kreditanstalt fuer Wiederaufbau	0.625%	7/4/22	EUR	16,099	19,641
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	12/15/22	EUR	20,123	24,440
[12]	Kreditanstalt fuer Wiederaufbau	2.800%	3/7/23	AUD	20,606	16,616
[12]	Kreditanstalt fuer Wiederaufbau	0.375%	3/15/23	EUR	20,123	24,646
[12]	Kreditanstalt fuer Wiederaufbau	2.125%	8/15/23	EUR	16,099	20,569
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	9/15/23	EUR	25,758	31,405
[12]	Kreditanstalt fuer Wiederaufbau	0.125%	11/7/23	EUR	8,712	10,662
[12]	Kreditanstalt fuer Wiederaufbau	1.250%	12/29/23	GBP	16,541	23,427
[12]	Kreditanstalt fuer Wiederaufbau	0.125%	1/15/24	EUR	16,099	19,723
[12]	Kreditanstalt fuer Wiederaufbau	5.000%	3/19/24	AUD	1,610	1,402
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	4/2/24	EUR	13,442	16,428
[12]	Kreditanstalt fuer Wiederaufbau	0.050%	5/30/24	EUR	2,415	2,957
[12]	Kreditanstalt fuer Wiederaufbau	1.500%	6/11/24	EUR	18,079	23,125
[12]	Kreditanstalt fuer Wiederaufbau	0.875%	7/18/24	GBP	564	790
[12]	Kreditanstalt fuer Wiederaufbau	1.500%	7/24/24	AUD	1,248	993
[12]	Kreditanstalt fuer Wiederaufbau	0.125%	10/4/24	EUR	65,207	80,147
[12]	Kreditanstalt fuer Wiederaufbau	1.375%	12/9/24	GBP	10,464	14,931
[12]	Kreditanstalt fuer Wiederaufbau	0.625%	1/15/25	EUR	63,327	79,315
[12]	Kreditanstalt fuer Wiederaufbau	4.000%	2/27/25	AUD	6,198	5,380
[12]	Kreditanstalt fuer Wiederaufbau	0.375%	4/23/25	EUR	23,343	29,021
[12]	Kreditanstalt fuer Wiederaufbau	5.500%	6/18/25	GBP	16,099	26,725
[12]	Kreditanstalt fuer Wiederaufbau	2.500%	8/25/25	CHF	17,305	21,504
[12]	Kreditanstalt fuer Wiederaufbau	0.250%	9/15/25	EUR	20,123	24,936
[12]	Kreditanstalt fuer Wiederaufbau	0.750%	2/19/26	CAD	5,200	4,155
[12]	Kreditanstalt fuer Wiederaufbau	0.375%	3/9/26	EUR	35,819	44,736
[12]	Kreditanstalt fuer Wiederaufbau	3.200%	9/11/26	AUD	6,810	5,833
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	9/30/26	EUR	37,105	45,467
[12]	Kreditanstalt fuer Wiederaufbau	0.625%	2/22/27	EUR	30,587	38,795
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	3/31/27	EUR	9,300	11,379
[12]	Kreditanstalt fuer Wiederaufbau	0.500%	9/15/27	EUR	52,319	65,981
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	12/15/27	EUR	11,900	14,537
[12]	Kreditanstalt fuer Wiederaufbau	0.625%	1/7/28	EUR	32,197	40,960
[12]	Kreditanstalt fuer Wiederaufbau	3.200%	3/15/28	AUD	1,168	1,003
[12]	Kreditanstalt fuer Wiederaufbau	0.750%	6/28/28	EUR	16,099	20,668
[12]	Kreditanstalt fuer Wiederaufbau	0.000%	9/15/28	EUR	8,050	9,809
[12]	Kreditanstalt fuer Wiederaufbau	6.000%	12/7/28	GBP	8,050	15,247
[12]	Kreditanstalt fuer Wiederaufbau	0.750%	1/15/29	EUR	45,749	58,821
[12]	Kreditanstalt fuer Wiederaufbau	0.375%	4/23/30	EUR	12,074	15,090
[12]	Kreditanstalt fuer Wiederaufbau	5.750%	6/7/32	GBP	8,452	17,172
[12]	Kreditanstalt fuer Wiederaufbau	1.125%	5/9/33	EUR	31,392	42,036
[12]	Kreditanstalt fuer Wiederaufbau	0.050%	9/29/34	EUR	20,425	23,923
[12]	Kreditanstalt fuer Wiederaufbau	1.375%	7/31/35	EUR	11,269	15,569

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[12]	Kreditanstalt fuer Wiederaufbau	1.250%	7/4/36	EUR	18,513	25,192
[12]	Kreditanstalt fuer Wiederaufbau	4.875%	3/15/37	GBP	1,599	3,312
[12]	Kreditanstalt fuer Wiederaufbau	4.700%	6/2/37	CAD	1,892	1,937
[12]	Kreditanstalt fuer Wiederaufbau	1.125%	6/15/37	EUR	8,050	10,800
[12]	Kreditanstalt fuer Wiederaufbau	2.600%	6/20/37	JPY	30,000	387
[12]	Kreditanstalt fuer Wiederaufbau	0.875%	7/4/39	EUR	4,025	5,208
	Land Baden-Wuerttemberg	1.000%	7/18/22	EUR	4,025	4,931
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	6,440	8,236
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	8,050	10,168
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	8,050	10,312
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	25,758	30,293
	Land Berlin	0.000%	9/15/22	EUR	7,245	8,778
	Land Berlin	0.750%	11/11/22	EUR	8,050	9,873
	Land Berlin	1.875%	6/12/23	EUR	1,449	1,831
	Land Berlin	0.500%	2/10/25	EUR	16,904	21,032
	Land Berlin	0.250%	4/22/25	EUR	8,050	9,931
	Land Berlin	0.625%	3/20/26	EUR	32,197	40,527
	Land Berlin	0.625%	2/8/27	EUR	4,508	5,697
	Land Berlin	0.010%	5/18/27	EUR	16,099	19,642
	Land Berlin	0.010%	10/26/28	EUR	21,733	26,324
	Land Berlin	0.010%	7/2/30	EUR	20,928	25,081
	Land Berlin	1.000%	5/19/32	EUR	12,074	15,771
	Land Berlin	1.300%	6/13/33	EUR	1,610	2,170
	Land Berlin	0.750%	4/3/34	EUR	16,493	20,863
	Land Berlin	0.125%	6/4/35	EUR	8,050	9,335
	Land Berlin	0.625%	8/25/36	EUR	2,013	2,481
	Land Berlin	1.375%	6/5/37	EUR	4,025	5,520
	Land Berlin	1.375%	8/27/38	EUR	4,025	5,533
	Land Berlin	0.050%	8/6/40	EUR	12,074	13,237
	Land Thueringen	0.500%	5/12/25	EUR	3,623	4,515
	Land Thueringen	0.200%	10/26/26	EUR	12,074	14,888
	Land Thueringen	0.250%	3/5/40	EUR	6,601	7,537
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	9,498	8,351
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	12,074	14,985
[12]	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	4,025	4,932
[12]	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	10,460	8,331
[12]	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	8,050	9,804
[12]	Landwirtschaftliche Rentenbank	0.625%	12/15/22	GBP	3,220	4,476
[12]	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	43,140	35,524
[12]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	12,074	14,704
[12]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	4,752	6,708
[12]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	23,331	28,784
[12]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	3,220	2,793
[12]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	13,280	11,584
[12]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	18,513	23,073
[12]	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	1,331	1,660
[12]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	3,780	3,135
[12]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	25,999	32,976
[12]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	8,050	10,063
[12]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	3,500	3,003
[12]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	17,148	21,653
[12]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	8,050	9,732
[12]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	16,099	20,489
	NRW Bank	1.000%	6/15/22	GBP	3,200	4,458

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NRW Bank	0.100%	1/10/23	EUR	20,123	24,450
NRW Bank	0.125%	3/10/23	EUR	4,000	4,865
NRW Bank	0.250%	3/10/25	EUR	12,074	14,867
NRW Bank	0.625%	2/11/26	EUR	12,074	15,158
NRW Bank	0.500%	5/11/26	EUR	9,659	12,063
NRW Bank	0.250%	9/28/26	EUR	4,790	5,917
NRW Bank	0.625%	2/23/27	EUR	12,074	15,225
NRW Bank	0.125%	4/12/27	EUR	13,120	16,068
NRW Bank	0.500%	9/13/27	EUR	12,074	15,110
NRW Bank	0.625%	1/4/28	EUR	5,635	7,119
NRW Bank	0.375%	5/16/29	EUR	5,836	7,226
NRW Bank	0.100%	7/9/35	EUR	5,809	6,692
NRW Bank	1.250%	5/13/49	EUR	8,050	11,103
State of Brandenburg	3.500%	6/15/21	EUR	12,074	14,584
State of Brandenburg	0.750%	8/8/36	EUR	8,050	10,114
State of Brandenburg	1.450%	11/26/38	EUR	11,350	15,746
State of Brandenburg	0.300%	10/4/49	EUR	805	882
State of Bremen	0.500%	3/3/25	EUR	10,464	13,023
State of Bremen	1.200%	1/30/34	EUR	400	531
State of Bremen	1.500%	11/12/38	EUR	3,969	5,534
State of Bremen	1.000%	5/27/39	EUR	10,060	13,015
State of Bremen	0.550%	2/4/50	EUR	10,000	11,721
State of Hesse	3.000%	8/23/21	EUR	9,659	11,739
State of Hesse	0.375%	7/4/22	EUR	8,050	9,785
State of Hesse	1.750%	1/20/23	EUR	2,415	3,019
State of Hesse	0.375%	3/10/23	EUR	30,587	37,390
State of Hesse	0.125%	1/25/24	EUR	1,606	1,963
State of Hesse	1.375%	6/10/24	EUR	3,220	4,096
State of Hesse	0.500%	2/17/25	EUR	8,452	10,516
State of Hesse	0.250%	6/10/25	EUR	20,123	24,842
State of Hesse	0.000%	4/14/26	EUR	1,449	1,770
State of Hesse	0.375%	7/6/26	EUR	48,214	60,032
State of Hesse	0.625%	8/2/28	EUR	8,050	10,202
State of Hesse	0.000%	11/8/30	EUR	20,123	24,016
State of Hesse	1.300%	10/10/33	EUR	6,440	8,687
State of Hesse	0.750%	8/4/36	EUR	9,659	12,124
State of Lower Saxony	1.000%	8/18/22	EUR	8,854	10,860
State of Lower Saxony	0.050%	11/10/22	EUR	8,050	9,769
State of Lower Saxony	0.375%	1/19/23	EUR	12,074	14,745
State of Lower Saxony	0.125%	3/7/23	EUR	16,099	19,590
State of Lower Saxony	2.125%	10/11/23	EUR	805	1,031
State of Lower Saxony	2.125%	1/16/24	EUR	310	399
State of Lower Saxony	0.000%	8/2/24	EUR	19,331	23,591
State of Lower Saxony	0.625%	1/20/25	EUR	8,050	10,056
State of Lower Saxony	0.125%	3/7/25	EUR	3,220	3,950
State of Lower Saxony	0.500%	6/13/25	EUR	8,050	10,035
State of Lower Saxony	0.375%	1/9/26	EUR	16,652	20,698
State of Lower Saxony	0.500%	6/8/26	EUR	2,013	2,521
State of Lower Saxony	0.010%	9/8/26	EUR	20,000	24,438
State of Lower Saxony	0.000%	2/11/27	EUR	10,585	12,908
State of Lower Saxony	0.125%	4/8/27	EUR	1,610	1,977
State of Lower Saxony	0.625%	7/6/27	EUR	16,099	20,361
State of Lower Saxony	0.750%	2/15/28	EUR	12,074	15,422
State of Lower Saxony	0.010%	2/19/29	EUR	15,712	19,003
State of Lower Saxony	0.375%	5/14/29	EUR	4,830	6,004

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Lower Saxony	0.125%	1/10/30	EUR	8,050	9,780
State of Lower Saxony	0.010%	8/13/30	EUR	20,904	25,037
State of Lower Saxony	0.050%	3/9/35	EUR	20,464	23,516
State of North Rhine-Westphalia Germany	1.375%	5/16/22	EUR	4,065	4,982
State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	3,462	4,230
State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	17,708	21,599
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	24,040	29,456
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,570	2,015
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	278
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	2,415	3,004
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	2,415	3,212
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	12,074	15,265
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	13,941	17,232
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	8,050	10,073
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	16,421	20,606
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	22,538	29,152
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	4,900	5,930
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	6,339	7,760
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	8,050	11,095
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	12,074	15,236
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	29,299	43,983
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	21,730	28,643
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	29,099	32,927
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	11,269	15,170
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	8,050	11,491
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	8,050	11,345
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	1,610	1,996
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	4,025	5,664
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	8,050	11,940
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	8,050	11,777
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	8,512	10,664
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	20,830	22,069
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	12,879	20,221
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	4,025	6,269
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	15,052	24,958
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	16,123	29,045
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	20,180	26,291
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	4,830	6,009
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	8,050	9,882
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	8,050	10,034
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	8,050	10,242
State of Rhineland-Palatinate	0.010%	1/21/31	EUR	20,000	23,853
State of Saxony-Anhalt	1.625%	4/25/23	EUR	3,220	4,037
State of Saxony-Anhalt	1.875%	4/10/24	EUR	7,245	9,316
State of Saxony-Anhalt	0.500%	6/25/27	EUR	2,013	2,526
State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	32,921	41,212
State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	1,610	1,989
State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	5,514	6,992
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,013	2,509
					10,314,082
Hong Kong (0.0%)
Hong Kong Special Administrative Region	1.100%	1/17/23	HKD	20,100	2,632
Hong Kong Special Administrative Region	0.510%	10/23/23	HKD	50,000	6,486
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	24,100	3,292
Hong Kong Special Administrative Region	1.680%	1/21/26	HKD	8,050	1,086

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hong Kong Special Administrative Region	1.250%	6/29/27	HKD	4,800	632
Hong Kong Special Administrative Region	1.970%	1/17/29	HKD	96,550	13,259
Hong Kong Special Administrative Region	2.130%	7/16/30	HKD	1,000	139
Hong Kong Special Administrative Region	1.890%	3/2/32	HKD	5,150	699
Hong Kong Special Administrative Region	2.020%	3/7/34	HKD	22,200	3,044
					31,269
Hungary (0.3%)
Republic of Hungary	7.000%	6/24/22	HUF	429,820	1,541
Republic of Hungary	1.750%	10/26/22	HUF	321,960	1,095
Republic of Hungary	1.500%	8/23/23	HUF	2,729,430	9,236
Republic of Hungary	6.000%	11/24/23	HUF	2,342,270	8,799
Republic of Hungary	2.500%	10/24/24	HUF	10,037,000	34,891
Republic of Hungary	5.500%	6/24/25	HUF	4,859,560	18,818
Republic of Hungary	1.250%	10/22/25	EUR	10,867	13,794
Republic of Hungary	1.000%	11/26/25	HUF	3,028,050	9,858
Republic of Hungary	1.500%	4/22/26	HUF	8,774,770	28,981
Republic of Hungary	2.750%	12/22/26	HUF	5,594,100	19,628
Republic of Hungary	1.750%	10/10/27	EUR	3,542	4,646
Republic of Hungary	3.000%	10/27/27	HUF	16,035,740	57,180
Republic of Hungary	6.750%	10/22/28	HUF	643,920	2,858
Republic of Hungary	2.000%	5/23/29	HUF	3,246,020	10,749
Republic of Hungary	3.000%	8/21/30	HUF	8,773,480	30,954
Republic of Hungary	3.250%	10/22/31	HUF	764,660	2,732
Republic of Hungary	1.625%	4/28/32	EUR	37,047	47,473
Republic of Hungary	2.250%	4/20/33	HUF	3,900,000	12,376
Republic of Hungary	1.750%	6/5/35	EUR	3,110	3,961
Republic of Hungary	3.000%	10/27/38	HUF	2,414,720	7,840
Republic of Hungary	3.000%	4/25/41	HUF	3,000,000	9,574
Republic of Hungary	1.500%	11/17/50	EUR	6,000	6,759
					343,743
Iceland (0.0%)
Republic Of Iceland	0.625%	6/3/26	EUR	3,683	4,530
Indonesia (0.9%)
Indonesia Treasury Bond	5.625%	5/15/23	IDR	735,366,000	51,702
Indonesia Treasury Bond	8.375%	3/15/24	IDR	1,240,188,000	93,095
Indonesia Treasury Bond	8.125%	5/15/24	IDR	442,699,000	33,145
Indonesia Treasury Bond	6.500%	6/15/25	IDR	1,176,965,000	84,300
Indonesia Treasury Bond	7.250%	2/15/26	IDR	226,983,000	16,602
Indonesia Treasury Bond	5.500%	4/15/26	IDR	563,500,000	38,752
Indonesia Treasury Bond	8.375%	9/15/26	IDR	543,312,000	42,027
Indonesia Treasury Bond	7.000%	5/15/27	IDR	1,200,318,000	87,303
Indonesia Treasury Bond	6.125%	5/15/28	IDR	1,161,480,000	79,854
Indonesia Treasury Bond	9.000%	3/15/29	IDR	40,245,000	3,223
Indonesia Treasury Bond	8.250%	5/15/29	IDR	963,046,000	74,215
Indonesia Treasury Bond	7.000%	9/15/30	IDR	1,160,225,000	83,117
Indonesia Treasury Bond	6.500%	2/15/31	IDR	629,766,000	43,657
Indonesia Treasury Bond	8.750%	5/15/31	IDR	162,672,000	12,911
Indonesia Treasury Bond	7.500%	8/15/32	IDR	280,981,000	20,349
Indonesia Treasury Bond	6.625%	5/15/33	IDR	1,464,643,000	100,694
Indonesia Treasury Bond	8.375%	3/15/34	IDR	451,189,000	34,568
Indonesia Treasury Bond	7.500%	6/15/35	IDR	667,245,000	47,704
Indonesia Treasury Bond	8.250%	5/15/36	IDR	456,535,000	34,479
Indonesia Treasury Bond	9.750%	5/15/37	IDR	104,903,000	9,158
Indonesia Treasury Bond	7.500%	5/15/38	IDR	613,010,000	43,292

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	8.375%	4/15/39	IDR	251,800,000	19,256
Indonesia Treasury Bond	7.500%	4/15/40	IDR	587,582,000	41,691
Indonesia Treasury Bond	7.375%	5/15/48	IDR	233,092,000	16,277
Indonesia Treasury Bond	6.875%	8/15/51	IDR	60,000,000	4,094
Republic of Indonesia	2.625%	6/14/23	EUR	200	252
Republic of Indonesia	1.750%	4/24/25	EUR	10,786	13,587
Republic of Indonesia	1.450%	9/18/26	EUR	3,558	4,449
Republic of Indonesia	0.900%	2/14/27	EUR	5,128	6,227
Republic of Indonesia	3.750%	6/14/28	EUR	15,052	21,535
Republic of Indonesia	1.100%	3/12/33	EUR	7,615	8,936
					1,170,451
Ireland (0.7%)
Republic of Ireland	0.000%	10/18/22	EUR	24,550	29,774
Republic of Ireland	3.900%	3/20/23	EUR	18,485	24,111
Republic of Ireland	3.400%	3/18/24	EUR	83,067	111,270
Republic of Ireland	1.000%	5/15/26	EUR	74,012	95,252
Republic of Ireland	0.200%	5/15/27	EUR	96,527	119,240
Republic of Ireland	0.900%	5/15/28	EUR	18,420	23,821
Republic of Ireland	1.100%	5/15/29	EUR	40,246	52,838
Republic of Ireland	2.400%	5/15/30	EUR	39,513	57,656
Republic of Ireland	0.200%	10/18/30	EUR	20,123	24,411
Republic of Ireland	1.350%	3/18/31	EUR	32,197	43,299
Republic of Ireland	0.000%	10/18/31	EUR	85,000	100,154
Republic of Ireland	1.300%	5/15/33	EUR	16,421	22,092
Republic of Ireland	0.400%	5/15/35	EUR	18,002	21,600
Republic of Ireland	1.700%	5/15/37	EUR	4,163	5,926
Republic of Ireland	0.550%	4/22/41	EUR	111,973	131,376
Republic of Ireland	2.000%	2/18/45	EUR	7,005	10,721
Republic of Ireland	1.500%	5/15/50	EUR	42,279	58,589
					932,130
Israel (0.4%)
State of Israel	1.250%	11/30/22	ILS	76,603	24,006
State of Israel	4.250%	3/31/23	ILS	58,759	19,505
State of Israel	1.500%	11/30/23	ILS	44,109	14,024
State of Israel	2.875%	1/29/24	EUR	18,310	23,864
State of Israel	3.750%	3/31/24	ILS	29,782	10,093
State of Israel	0.500%	4/30/25	ILS	193,178	59,706
State of Israel	1.750%	8/31/25	ILS	184,727	60,064
State of Israel	6.250%	10/30/26	ILS	45,365	18,240
State of Israel	1.500%	1/18/27	EUR	20,612	26,748
State of Israel	2.000%	3/31/27	ILS	130,395	43,243
State of Israel	2.250%	9/28/28	ILS	184,083	62,190
State of Israel	1.500%	1/16/29	EUR	4,025	5,278
State of Israel	1.000%	3/31/30	ILS	189,479	57,702
State of Israel	1.500%	5/31/37	ILS	58,557	17,226
State of Israel	5.500%	1/31/42	ILS	53,124	26,188
State of Israel	3.750%	3/31/47	ILS	89,447	35,621
State of Israel	2.500%	1/16/49	EUR	2,013	3,008
					506,706
Italy (7.1%)
Cassa Depositi e Prestiti SPA	2.125%	9/27/23	EUR	4,000	5,062
Cassa Depositi e Prestiti SPA	1.500%	6/21/24	EUR	4,000	5,031
Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	6,100	7,702
Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	4,000	5,160

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Cassa Depositi e Prestiti SPA	2.000%	4/20/27	EUR	12,000	15,668
	Cassa Depositi e Prestiti SPA	1.000%	2/11/30	EUR	13,600	16,463
	Italy Buoni Poliennali Del Tesoro	1.000%	7/15/22	EUR	85,480	104,467
	Italy Buoni Poliennali Del Tesoro	5.500%	9/1/22	EUR	50,307	65,159
	Italy Buoni Poliennali Del Tesoro	5.500%	11/1/22	EUR	56,344	73,609
	Italy Buoni Poliennali Del Tesoro	0.000%	11/29/22	EUR	56,274	67,971
	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/23	EUR	144,750	178,037
	Italy Buoni Poliennali Del Tesoro	0.600%	6/15/23	EUR	174,993	214,270
[3]	Italy Buoni Poliennali Del Tesoro	0.300%	8/15/23	EUR	449,678	547,204
	Italy Buoni Poliennali Del Tesoro	2.450%	10/1/23	EUR	233,890	299,389
	Italy Buoni Poliennali Del Tesoro	0.000%	1/15/24	EUR	461,227	557,314
	Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	18,850	22,745
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	310,802	395,700
	Italy Buoni Poliennali Del Tesoro	3.750%	9/1/24	EUR	47,409	64,273
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	675,283	871,806
	Italy Buoni Poliennali Del Tesoro	2.500%	11/15/25	EUR	7,122	9,491
	Italy Buoni Poliennali Del Tesoro	0.500%	2/1/26	EUR	196,997	240,886
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	373,512	492,659
	Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	86,689	115,776
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	238,756	316,417
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	84,000	104,372
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	400	667
	Italy Buoni Poliennali Del Tesoro	2.000%	2/1/28	EUR	55,045	72,875
[3]	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	621,335	734,391
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	393,767	561,732
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	82,027	121,793
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	108,663	137,171
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	395,210	510,226
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	124,687	150,267
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	90,000	104,704
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	78,237	143,012
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	116,413	161,576
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	160,713	245,072
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	35,273	58,102
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	323,780	365,845
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	96,742	142,931
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	79,047	119,235
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	13,997	26,506
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	261,055	324,146
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	82,890	157,856
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	146,635	168,807
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	48,295	75,315
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	72,676	125,672
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	118,804	160,577
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	34,815	39,855
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	11,478	16,103
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/72	EUR	31,509	36,446
	Italy Certificati di Credito del Tesoro	0.000%	9/28/22	EUR	80,491	97,175
	Republic of Italy	6.000%	8/4/28	GBP	9,579	17,036
						9,671,724
Japan (16.1%)
	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	2,300,000	21,073
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	4,900,000	45,004
	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	230,200	2,130
	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	611,000	5,719

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Development Bank of Japan Inc.	0.645%	3/18/24	JPY	403,200	3,759
Development Bank of Japan Inc.	0.466%	12/12/24	JPY	482,900	4,493
Development Bank of Japan Inc.	0.450%	3/13/25	JPY	321,900	2,997
Development Bank of Japan Inc.	0.425%	9/11/25	JPY	609,300	5,679
Development Bank of Japan Inc.	0.020%	3/16/26	JPY	36,600	335
Fukuoka Prefecture	0.432%	6/18/49	JPY	280,000	2,394
Japan	0.100%	5/1/22	JPY	9,658,850	88,556
Japan	0.100%	6/1/22	JPY	9,658,850	88,572
Japan	0.100%	6/20/22	JPY	36,953,250	338,900
Japan	0.800%	6/20/22	JPY	9,755,450	90,169
Japan	0.900%	6/20/22	JPY	6,082,650	56,284
Japan	0.100%	9/1/22	JPY	8,371,000	76,802
Japan	0.100%	9/20/22	JPY	16,098,100	147,712
Japan	0.800%	9/20/22	JPY	3,356,450	31,092
Japan	1.900%	9/20/22	JPY	53,900	507
Japan	0.100%	11/1/22	JPY	12,073,600	110,812
Japan	0.100%	12/20/22	JPY	19,398,250	178,090
Japan	0.700%	12/20/22	JPY	3,239,750	30,032
Japan	0.800%	12/20/22	JPY	2,096,750	19,468
Japan	1.400%	12/20/22	JPY	5,231,850	49,042
Japan	1.700%	12/20/22	JPY	2,817,150	26,533
Japan	0.100%	1/1/23	JPY	16,098,100	147,803
Japan	0.100%	2/1/23	JPY	7,500,000	68,872
Japan	0.100%	3/1/23	JPY	20,000,000	183,686
Japan	0.100%	3/20/23	JPY	21,923,350	201,377
Japan	0.600%	3/20/23	JPY	9,674,950	89,698
Japan	1.000%	3/20/23	JPY	426,600	3,984
Japan	0.005%	4/1/23	JPY	5,000,000	45,846
Japan	0.100%	6/20/23	JPY	27,608,250	253,739
Japan	0.800%	6/20/23	JPY	11,038,050	102,950
Japan	0.800%	6/20/23	JPY	482,900	4,504
Japan	1.800%	6/20/23	JPY	2,012,250	19,159
Japan	0.100%	9/20/23	JPY	14,126,100	129,904
Japan	0.600%	9/20/23	JPY	804,900	7,489
Japan	0.800%	9/20/23	JPY	1,010,950	9,450
Japan	1.900%	9/20/23	JPY	2,458,950	23,573
Japan	0.100%	12/20/23	JPY	18,201,950	167,485
Japan	0.600%	12/20/23	JPY	12,604,800	117,498
Japan	1.900%	12/20/23	JPY	1,449,000	13,960
Japan	0.100%	3/20/24	JPY	33,218,450	305,841
Japan	0.600%	3/20/24	JPY	15,204,650	141,989
Japan	1.900%	3/20/24	JPY	402,450	3,896
Japan	0.100%	6/20/24	JPY	24,026,450	221,341
Japan	0.600%	6/20/24	JPY	571,450	5,346
Japan	0.100%	9/20/24	JPY	22,658,100	208,833
Japan	0.500%	9/20/24	JPY	10,222,300	95,476
Japan	2.100%	9/20/24	JPY	1,050,400	10,330
Japan	0.100%	12/20/24	JPY	13,088,550	120,691
Japan	0.300%	12/20/24	JPY	8,097,350	75,201
Japan	0.500%	12/20/24	JPY	6,221,900	58,197
Japan	0.100%	3/20/25	JPY	12,878,500	118,808
Japan	0.400%	3/20/25	JPY	7,940,400	74,097
Japan	2.000%	3/20/25	JPY	60,350	597
Japan	0.100%	6/20/25	JPY	17,305,450	159,696
Japan	0.400%	6/20/25	JPY	6,680,700	62,410

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.900%	6/20/25	JPY	925,600	9,172
Japan	2.100%	6/20/25	JPY	2,414,700	24,110
Japan	0.100%	9/20/25	JPY	43,062,500	397,447
Japan	0.400%	9/20/25	JPY	2,571,650	24,045
Japan	2.100%	9/20/25	JPY	160,950	1,614
Japan	0.100%	12/20/25	JPY	32,349,050	298,607
Japan	0.300%	12/20/25	JPY	18,271,350	170,211
Japan	2.000%	12/20/25	JPY	2,688,350	26,981
Japan	0.100%	3/20/26	JPY	4,105,000	37,895
Japan	2.100%	3/20/26	JPY	692,200	7,008
Japan	2.200%	3/20/26	JPY	643,900	6,548
Japan	0.100%	6/20/26	JPY	4,373,300	40,377
Japan	0.100%	9/20/26	JPY	5,590,000	51,617
Japan	2.200%	9/20/26	JPY	48,250	495
Japan	2.300%	9/20/26	JPY	28,150	290
Japan	0.100%	12/20/26	JPY	10,427,550	96,301
Japan	2.100%	12/20/26	JPY	4,024,500	41,316
Japan	0.100%	3/20/27	JPY	9,043,100	83,523
Japan	2.000%	3/20/27	JPY	804,900	8,257
Japan	2.100%	3/20/27	JPY	281,700	2,905
Japan	0.100%	6/20/27	JPY	6,829,600	63,084
Japan	2.300%	6/20/27	JPY	16,050	168
Japan	0.100%	9/20/27	JPY	7,976,600	73,678
Japan	2.200%	9/20/27	JPY	12,050	126
Japan	0.100%	12/20/27	JPY	6,217,900	57,433
Japan	2.100%	12/20/27	JPY	1,803,750	18,850
Japan	0.100%	3/20/28	JPY	6,616,300	61,111
Japan	2.200%	3/20/28	JPY	3,179,350	33,568
Japan	2.400%	3/20/28	JPY	4,708,700	50,307
Japan	0.100%	6/20/28	JPY	7,042,900	65,038
Japan	2.400%	6/20/28	JPY	829,050	8,900
Japan	0.100%	9/20/28	JPY	11,043,500	101,933
Japan	2.100%	9/20/28	JPY	4,930,850	52,164
Japan	2.200%	9/20/28	JPY	965,850	10,283
Japan	0.100%	12/20/28	JPY	3,029,700	27,949
Japan	1.900%	12/20/28	JPY	5,827,500	61,079
Japan	2.100%	12/20/28	JPY	482,900	5,129
Japan	0.100%	3/20/29	JPY	34,777,100	320,642
Japan	1.900%	3/20/29	JPY	3,340,350	35,126
Japan	2.100%	3/20/29	JPY	3,632,500	38,721
Japan	0.100%	6/20/29	JPY	32,543,500	299,859
Japan	2.100%	6/20/29	JPY	4,451,100	47,624
Japan	0.100%	9/20/29	JPY	34,483,000	317,498
Japan	2.100%	9/20/29	JPY	6,906,050	74,150
Japan	2.800%	9/20/29	JPY	2,173,200	24,497
Japan	0.100%	12/20/29	JPY	32,397,450	298,064
Japan	2.100%	12/20/29	JPY	6,036,800	65,049
Japan	2.200%	12/20/29	JPY	4,620,150	50,148
Japan	0.100%	3/20/30	JPY	32,892,500	302,370
Japan	2.100%	3/20/30	JPY	64,350	696
Japan	2.200%	3/20/30	JPY	5,070,900	55,239
Japan	2.300%	5/20/30	JPY	136,800	1,505
Japan	0.100%	6/20/30	JPY	26,944,200	247,469
Japan	1.600%	6/20/30	JPY	458,750	4,786
Japan	1.800%	6/20/30	JPY	32,150	341

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.000%	6/20/30	JPY	4,024,500	43,328
Japan	0.100%	9/20/30	JPY	31,840,000	292,151
Japan	1.800%	9/20/30	JPY	1,126,850	11,976
Japan	1.900%	9/20/30	JPY	3,517,400	37,683
Japan	0.100%	12/20/30	JPY	46,820,050	429,134
Japan	2.000%	12/20/30	JPY	2,414,700	26,157
Japan	2.100%	12/20/30	JPY	6,576,050	71,811
Japan	1.900%	3/20/31	JPY	4,829,400	52,034
Japan	2.000%	3/20/31	JPY	9,803,750	106,511
Japan	2.200%	3/20/31	JPY	402,450	4,445
Japan	1.800%	6/20/31	JPY	3,746,800	40,140
Japan	1.900%	6/20/31	JPY	4,789,150	51,748
Japan	1.700%	9/20/31	JPY	20,122,650	214,240
Japan	1.800%	9/20/31	JPY	6,097,150	65,489
Japan	1.700%	12/20/31	JPY	5,392,850	57,558
Japan	1.800%	12/20/31	JPY	20,333,550	218,983
Japan	1.600%	3/20/32	JPY	7,203,900	76,354
Japan	1.700%	3/20/32	JPY	2,575,700	27,554
Japan	1.800%	3/20/32	JPY	909,500	9,819
Japan	1.500%	6/20/32	JPY	5,070,900	53,351
Japan	1.600%	6/20/32	JPY	2,501,650	26,572
Japan	1.700%	9/20/32	JPY	11,903,750	127,925
Japan	1.700%	12/20/32	JPY	9,039,100	97,359
Japan	1.800%	12/20/32	JPY	4,829,400	52,525
Japan	1.500%	3/20/33	JPY	10,031,600	106,123
Japan	1.600%	3/20/33	JPY	8,503,000	90,866
Japan	1.700%	6/20/33	JPY	1,247,600	13,495
Japan	1.700%	6/20/33	JPY	6,511,650	70,436
Japan	1.700%	9/20/33	JPY	5,715,600	61,949
Japan	1.600%	12/20/33	JPY	8,773,450	94,286
Japan	2.000%	12/20/33	JPY	402,450	4,509
Japan	1.500%	3/20/34	JPY	10,854,350	115,589
Japan	2.400%	3/20/34	JPY	2,978,150	34,828
Japan	1.500%	6/20/34	JPY	7,791,450	83,102
Japan	2.500%	6/20/34	JPY	1,620,250	19,198
Japan	1.400%	9/20/34	JPY	14,649,300	154,708
Japan	2.500%	9/20/34	JPY	321,950	3,826
Japan	1.200%	12/20/34	JPY	9,505,900	98,189
Japan	2.400%	12/20/34	JPY	1,851,250	21,845
Japan	1.200%	3/20/35	JPY	13,504,700	139,606
Japan	2.300%	3/20/35	JPY	2,012,250	23,561
Japan	1.300%	6/20/35	JPY	10,431,550	109,246
Japan	2.300%	6/20/35	JPY	2,881,550	33,832
Japan	1.200%	9/20/35	JPY	9,336,900	96,663
Japan	2.500%	9/20/35	JPY	804,900	9,682
Japan	1.000%	12/20/35	JPY	5,513,600	55,677
Japan	2.300%	12/20/35	JPY	2,020,300	23,843
Japan	0.400%	3/20/36	JPY	8,928,700	83,052
Japan	2.500%	3/20/36	JPY	1,777,200	21,499
Japan	0.200%	6/20/36	JPY	10,463,750	94,392
Japan	2.500%	6/20/36	JPY	1,167,100	14,158
Japan	0.500%	9/20/36	JPY	11,856,250	111,665
Japan	2.500%	9/20/36	JPY	482,900	5,874
Japan	0.600%	12/20/36	JPY	13,602,900	129,897
Japan	2.300%	12/20/36	JPY	650,350	7,751

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.700%	3/20/37	JPY	32,200,250	311,820
Japan	2.400%	3/20/37	JPY	2,908,900	35,163
Japan	0.600%	6/20/37	JPY	9,674,950	92,252
Japan	0.600%	9/20/37	JPY	9,477,750	90,298
Japan	2.500%	9/20/37	JPY	13,650	168
Japan	0.600%	12/20/37	JPY	14,814,700	141,028
Japan	0.500%	3/20/38	JPY	35,987,350	336,899
Japan	2.500%	3/20/38	JPY	2,347,900	29,007
Japan	0.500%	6/20/38	JPY	22,159,050	207,203
Japan	0.700%	9/20/38	JPY	14,504,400	139,930
Japan	2.400%	9/20/38	JPY	2,038,000	24,986
Japan	0.500%	12/20/38	JPY	16,163,800	150,785
Japan	0.400%	3/20/39	JPY	20,443,900	187,248
Japan	2.300%	3/20/39	JPY	3,628,500	44,107
Japan	0.300%	6/20/39	JPY	17,579,150	157,938
Japan	0.300%	9/20/39	JPY	18,917,100	169,642
Japan	2.200%	9/20/39	JPY	7,186,200	86,526
Japan	0.300%	12/20/39	JPY	13,257,350	118,663
Japan	0.400%	3/20/40	JPY	15,832,500	144,062
Japan	2.300%	3/20/40	JPY	3,686,450	45,148
Japan	0.400%	6/20/40	JPY	19,881,150	180,601
Japan	0.400%	9/20/40	JPY	20,146,800	182,689
Japan	2.000%	9/20/40	JPY	14,462,000	170,373
Japan	0.500%	12/20/40	JPY	26,327,200	242,804
Japan	2.200%	3/20/41	JPY	10,679,500	129,828
Japan	2.000%	9/20/41	JPY	10,380,850	123,007
Japan	2.000%	3/20/42	JPY	12,256,150	145,761
Japan	1.900%	9/20/42	JPY	15,238,450	179,048
Japan	1.800%	3/20/43	JPY	6,628,400	76,876
Japan	1.900%	6/20/43	JPY	5,960,850	70,372
Japan	1.800%	9/20/43	JPY	6,306,500	73,345
Japan	1.700%	12/20/43	JPY	4,211,000	48,220
Japan	1.700%	3/20/44	JPY	7,676,150	88,001
Japan	1.700%	6/20/44	JPY	5,155,700	59,176
Japan	1.700%	9/20/44	JPY	5,497,500	63,168
Japan	1.500%	12/20/44	JPY	8,383,100	93,036
Japan	1.500%	3/20/45	JPY	8,133,550	90,336
Japan	1.600%	6/20/45	JPY	3,380,600	38,274
Japan	1.400%	9/20/45	JPY	2,302,000	25,126
Japan	1.400%	12/20/45	JPY	4,354,500	47,556
Japan	0.800%	3/20/46	JPY	4,523,550	43,672
Japan	0.300%	6/20/46	JPY	4,668,450	40,048
Japan	0.500%	9/20/46	JPY	9,940,000	89,399
Japan	0.600%	12/20/46	JPY	8,572,250	78,855
Japan	0.800%	3/20/47	JPY	1,940,600	18,682
Japan	0.800%	6/20/47	JPY	5,268,100	50,673
Japan	0.800%	9/20/47	JPY	9,731,300	93,526
Japan	0.800%	12/20/47	JPY	11,675,150	112,117
Japan	0.800%	3/20/48	JPY	16,271,150	156,119
Japan	2.400%	3/20/48	JPY	643,900	8,513
Japan	0.700%	6/20/48	JPY	12,677,250	118,633
Japan	0.900%	9/20/48	JPY	10,781,250	105,740
Japan	0.700%	12/20/48	JPY	11,267,450	105,203
Japan	0.500%	3/20/49	JPY	11,900,500	105,426
Japan	2.200%	3/20/49	JPY	1,307,950	16,783

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.400%	6/20/49	JPY	13,400,550	115,364
	Japan	0.400%	9/20/49	JPY	12,588,700	108,159
	Japan	0.400%	12/20/49	JPY	10,714,900	91,883
	Japan	0.400%	3/20/50	JPY	10,343,050	88,525
	Japan	2.200%	3/20/50	JPY	1,802,950	23,242
[9]	Japan	0.600%	6/20/50	JPY	14,025,450	126,615
	Japan	0.600%	9/20/50	JPY	14,731,350	132,786
	Japan	0.700%	12/20/50	JPY	20,441,700	188,980
[9]	Japan	2.200%	3/20/51	JPY	2,461,400	31,864
	Japan	2.000%	3/20/52	JPY	3,911,800	49,036
	Japan	1.900%	3/20/53	JPY	2,561,200	31,672
	Japan	1.700%	3/20/54	JPY	5,775,200	68,794
	Japan	1.400%	3/20/55	JPY	6,185,700	68,980
	Japan	0.400%	3/20/56	JPY	10,119,550	84,611
	Japan	0.900%	3/20/57	JPY	10,336,000	101,193
	Japan	0.800%	3/20/58	JPY	10,054,850	95,549
	Japan	0.500%	3/20/59	JPY	13,284,200	114,127
	Japan	0.500%	3/20/60	JPY	15,413,150	132,111
	Japan Expressway Holding and Debt Repayment Agency	0.895%	6/30/22	JPY	965,800	8,926
	Japan Expressway Holding and Debt Repayment Agency	0.839%	7/29/22	JPY	402,400	3,719
	Japan Expressway Holding and Debt Repayment Agency	0.801%	8/31/22	JPY	643,900	5,954
	Japan Expressway Holding and Debt Repayment Agency	0.765%	9/20/22	JPY	160,000	1,479
	Japan Expressway Holding and Debt Repayment Agency	0.796%	9/20/22	JPY	240,000	2,219
	Japan Expressway Holding and Debt Repayment Agency	0.819%	9/30/22	JPY	1,207,300	11,174
	Japan Expressway Holding and Debt Repayment Agency	0.791%	10/31/22	JPY	69,700	645
	Japan Expressway Holding and Debt Repayment Agency	0.805%	11/30/22	JPY	1,262,600	11,700
	Japan Expressway Holding and Debt Repayment Agency	0.834%	1/31/23	JPY	724,400	6,725
	Japan Expressway Holding and Debt Repayment Agency	0.815%	2/28/23	JPY	448,800	4,167
	Japan Expressway Holding and Debt Repayment Agency	0.668%	3/17/23	JPY	643,900	5,965
	Japan Expressway Holding and Debt Repayment Agency	0.541%	4/28/23	JPY	643,900	5,956
	Japan Expressway Holding and Debt Repayment Agency	0.882%	6/30/23	JPY	657,600	6,131
	Japan Expressway Holding and Debt Repayment Agency	0.911%	7/31/23	JPY	1,046,300	9,771
	Japan Expressway Holding and Debt Repayment Agency	0.801%	9/29/23	JPY	100,000	934
	Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	804,900	7,501
	Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	402,400	3,754
	Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	1,609,800	15,024
	Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	804,900	7,513
	Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	804,900	7,515

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	904,900	8,458
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	1,609,800	15,037
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	20,100	188
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	804,900	7,512
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	1,223,400	11,406
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	1,609,800	14,982
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	321,900	2,981
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	329,200	3,061
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	402,400	3,750
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	466,800	4,360
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	11,200	105
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	51,500	480
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	604,400	5,612
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	150,000	1,532
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	70,000	724
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,911,200	17,600
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	8,800	81
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	241,400	2,221
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	482,900	4,460
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	2,389,700	21,932
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	560,000	5,858
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	965,800	8,909
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	482,900	4,452
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	80,000	835
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	486,900	4,497
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	710,000	7,551
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	110,000	1,171
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	280,000	3,018
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	400,000	4,287

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	500,000	5,252
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	1,041
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,600,000	15,952
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	500,000	5,162
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	2,900,000	28,815
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	200,000	1,819
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,700,000	15,075
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	200,000	1,838
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,600,000	15,090
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	300,000	2,802
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	934
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,828
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	300,000	2,837
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,821
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,433
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	280,000	3,865
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	70,000	960
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,650,000	22,302
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	1,866
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	700,000	6,190
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	1,649
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,930,000	22,503
Japan Finance Corp.	0.001%	6/30/22	JPY	2,420,000	22,132
Japan Finance Corp.	0.001%	7/31/24	JPY	1,650,000	15,097
Japan Finance Organization for Municipalities	0.819%	9/16/22	JPY	804,900	7,448
Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	680,000	6,294
Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,207,300	11,206
Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	297,800	2,759
Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	400,000	3,706
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	640,000	5,920
Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	804,900	7,504
Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,470,000	13,547
Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	240,000	2,240
Japan Finance Organization for Municipalities	0.835%	8/14/23	JPY	43,400	405
Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	40,200	375
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,270,900	11,830

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	804,900	7,500
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,247,600	11,644
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	2,461,400	22,982
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	181,100	1,683
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	162,500	1,517
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	804,900	7,474
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	72,400	667
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	120,400	1,102
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	201,200	1,853
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	1,207,300	11,099
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	804,900	7,421
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	804,900	7,425
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,609,800	14,841
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,609,800	14,868
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	70,000	749
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,800,000	19,404
Japan Highway Public Corp.	2.700%	6/20/22	JPY	310,000	2,923
Japan Highway Public Corp.	1.540%	12/20/22	JPY	400,000	3,750
Japan Housing Finance Agency	0.075%	10/20/26	JPY	3,410,000	31,179
Major Joint Local Government Bond	1.010%	2/25/22	JPY	60,300	556
Major Joint Local Government Bond	0.890%	6/24/22	JPY	643,900	5,951
Major Joint Local Government Bond	0.820%	9/22/22	JPY	72,400	670
Major Joint Local Government Bond	0.800%	11/25/22	JPY	201,200	1,864
Major Joint Local Government Bond	0.720%	12/22/22	JPY	321,900	2,980
Major Joint Local Government Bond	0.840%	1/25/23	JPY	112,600	1,045
Major Joint Local Government Bond	0.680%	3/24/23	JPY	563,400	5,220
Major Joint Local Government Bond	0.910%	7/25/23	JPY	402,400	3,756
Major Joint Local Government Bond	0.820%	8/25/23	JPY	72,400	675
Major Joint Local Government Bond	0.680%	10/25/23	JPY	160,900	1,497
Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,159,000	10,782
Major Joint Local Government Bond	0.710%	12/25/23	JPY	2,978,100	27,758
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,207,300	11,274
Major Joint Local Government Bond	0.689%	4/25/24	JPY	201,200	1,878
Major Joint Local Government Bond	0.674%	5/24/24	JPY	321,900	3,005
Major Joint Local Government Bond	0.659%	6/25/24	JPY	644,000	6,013
Major Joint Local Government Bond	0.611%	7/25/24	JPY	563,400	5,255
Major Joint Local Government Bond	0.566%	8/23/24	JPY	402,400	3,750
Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,207,300	11,249
Major Joint Local Government Bond	0.456%	12/25/24	JPY	1,931,700	17,973
Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,851,200	17,221
Major Joint Local Government Bond	0.470%	3/25/25	JPY	1,408,500	13,118
Major Joint Local Government Bond	0.406%	4/25/25	JPY	2,937,900	27,305
Major Joint Local Government Bond	0.553%	5/23/25	JPY	4,105,000	38,386
Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,092,700	19,572
Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,001,000	9,369
Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,287,800	12,030
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,747,100	16,334
Major Joint Local Government Bond	0.496%	11/25/25	JPY	804,900	7,527
Major Joint Local Government Bond	0.469%	12/25/25	JPY	4,105,000	38,352
Major Joint Local Government Bond	0.145%	12/25/26	JPY	2,656,100	24,454
Major Joint Local Government Bond	0.180%	1/25/27	JPY	2,487,100	22,946
Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,368,300	12,670
Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,567,900	14,490
Major Joint Local Government Bond	0.215%	10/25/27	JPY	637,800	5,902
Major Joint Local Government Bond	0.240%	2/25/28	JPY	385,500	3,570

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Major Joint Local Government Bond	0.180%	4/25/28	JPY	4,587,900	42,309
	Major Joint Local Government Bond	0.200%	5/25/28	JPY	716,300	6,614
	Major Joint Local Government Bond	0.205%	6/23/28	JPY	841,900	7,776
	Major Joint Local Government Bond	0.175%	7/25/28	JPY	24,100	222
	Major Joint Local Government Bond	0.245%	8/25/28	JPY	273,600	2,534
	Major Joint Local Government Bond	0.250%	9/25/28	JPY	1,096,600	10,159
	Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,295,900	11,919
	Major Joint Local Government Bond	0.140%	2/22/29	JPY	1,288,000	11,826
	Major Joint Local Government Bond	0.050%	9/25/29	JPY	40,200	366
	Major Joint Local Government Bond	0.095%	2/25/30	JPY	24,100	220
	Major Joint Local Government Bond	0.150%	6/25/30	JPY	804,900	7,375
	Major Joint Local Government Bond	0.125%	10/25/30	JPY	2,390,300	21,829
	Major Joint Local Government Bond	0.120%	11/25/30	JPY	52,300	477
	Major Joint Local Government Bond	0.145%	2/25/31	JPY	2,150,000	19,652
	Osaka Prefecture	1.453%	9/26/34	JPY	220,000	2,315
	Tokyo Metropolitan Government	0.770%	9/20/22	JPY	241,400	2,232
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	148,900	1,379
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	643,900	5,987
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	362,200	3,370
	Tokyo Metropolitan Government	0.720%	12/20/23	JPY	24,100	225
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	1,609,800	15,010
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	563,400	5,249
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	152,900	1,427
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	563,400	5,241
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	112,600	1,046
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	804,900	7,473
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,995,000	18,558
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	603,600	5,635
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	402,400	3,762
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	402,400	3,754
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	885,300	8,265
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	539,200	5,033
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	142,700	1,309
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,609,800	14,881
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,287,800	11,726
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	445,000	4,054
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	80,000	866
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	80,000	830
						21,864,439
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	1,216	2,385
Kazakhstan (0.0%)
[3]	Republic of Kazakhstan	1.550%	11/9/23	EUR	2,536	3,143
	Republic of Kazakhstan	1.550%	11/9/23	EUR	1,610	1,995
	Republic of Kazakhstan	0.600%	9/30/26	EUR	2,013	2,414
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	5,071	6,081
	Republic of Kazakhstan	2.375%	11/9/28	EUR	8,050	10,775
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	3,864	4,671
						29,079
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	805	1,065
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	11,108	15,198

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Luxembourg (0.0%)
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	2,415	3,401
Malaysia (0.7%)
Federation of Malaysia	3.418%	8/15/22	MYR	12,074	3,002
Federation of Malaysia	3.795%	9/30/22	MYR	128,786	32,220
Federation of Malaysia	3.480%	3/15/23	MYR	169,433	42,384
Federation of Malaysia	3.757%	4/20/23	MYR	80,491	20,251
Federation of Malaysia	3.800%	8/17/23	MYR	132,810	33,557
Federation of Malaysia	3.478%	6/14/24	MYR	209,276	52,785
Federation of Malaysia	4.181%	7/15/24	MYR	114,297	29,404
Federation of Malaysia	4.059%	9/30/24	MYR	43,465	11,160
Federation of Malaysia	3.882%	3/14/25	MYR	118,418	30,312
Federation of Malaysia	3.955%	9/15/25	MYR	375,892	97,014
Federation of Malaysia	4.392%	4/15/26	MYR	56,344	14,832
Federation of Malaysia	3.906%	7/15/26	MYR	187,128	48,391
Federation of Malaysia	3.900%	11/30/26	MYR	105,846	27,476
Federation of Malaysia	3.892%	3/15/27	MYR	500	129
Federation of Malaysia	3.899%	11/16/27	MYR	78,076	20,121
Federation of Malaysia	3.733%	6/15/28	MYR	206,379	52,808
Federation of Malaysia	3.885%	8/15/29	MYR	193,005	49,491
Federation of Malaysia	4.498%	4/15/30	MYR	113,090	30,176
Federation of Malaysia	2.632%	4/15/31	MYR	50,528	11,810
Federation of Malaysia	4.232%	6/30/31	MYR	16,662	4,338
Federation of Malaysia	4.127%	4/15/32	MYR	20,123	5,157
Federation of Malaysia	3.844%	4/15/33	MYR	244,330	59,674
Federation of Malaysia	4.642%	11/7/33	MYR	91,518	24,039
Federation of Malaysia	3.828%	7/5/34	MYR	170,794	41,729
Federation of Malaysia	4.254%	5/31/35	MYR	86,126	21,643
Federation of Malaysia	4.762%	4/7/37	MYR	37,509	9,857
Federation of Malaysia	4.893%	6/8/38	MYR	158,970	41,800
Federation of Malaysia	3.757%	5/22/40	MYR	112,687	26,151
Federation of Malaysia	4.417%	9/30/41	MYR	20,000	5,005
Federation of Malaysia	4.935%	9/30/43	MYR	7,485	1,988
Federation of Malaysia	4.736%	3/15/46	MYR	28,172	7,247
Federation of Malaysia	4.921%	7/6/48	MYR	91,760	24,254
Federation of Malaysia	4.065%	6/15/50	MYR	39,055	9,099
Malaysia Government Investment Issue	4.444%	5/22/24	MYR	20,000	5,180
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	40,000	10,257
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	50,000	12,981
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	80,000	19,816
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	15,000	3,730
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	40,000	9,982
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	10,000	2,496
					953,746
Mexico (0.6%)
Mexican Bonos	6.500%	6/9/22	MXN	1,819,100	91,473
Mexican Bonos	6.750%	3/9/23	MXN	644,000	32,738
Mexican Bonos	8.000%	12/7/23	MXN	998,450	52,611
Mexican Bonos	8.000%	9/5/24	MXN	1,062,900	56,311
Mexican Bonos	10.000%	12/5/24	MXN	1,170,000	65,983
Mexican Bonos	5.750%	3/5/26	MXN	1,201,050	58,756
Mexican Bonos	7.500%	6/3/27	MXN	1,348,300	70,675
Mexican Bonos	8.500%	5/31/29	MXN	1,416,700	77,860
Mexican Bonos	7.750%	5/29/31	MXN	776,800	40,678
Mexican Bonos	7.750%	11/23/34	MXN	410,600	21,196

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Mexican Bonos	10.000%	11/20/36	MXN	399,900	24,964
	Mexican Bonos	8.500%	11/18/38	MXN	1,002,200	53,439
	Mexican Bonos	7.750%	11/13/42	MXN	916,000	44,992
	Mexican Bonos	8.000%	11/7/47	MXN	825,500	40,815
	United Mexican States	1.625%	3/6/24	EUR	2,415	3,028
	United Mexican States	1.375%	1/15/25	EUR	8,669	10,882
	United Mexican States	1.625%	4/8/26	EUR	3,305	4,184
	United Mexican States	1.350%	9/18/27	EUR	4,886	6,032
	United Mexican States	1.750%	4/17/28	EUR	13,281	16,539
	United Mexican States	3.625%	4/9/29	EUR	7,406	10,206
	United Mexican States	1.125%	1/17/30	EUR	6,142	7,106
	United Mexican States	3.375%	2/23/31	EUR	14,489	19,866
	United Mexican States	1.450%	10/25/33	EUR	6,214	6,981
	United Mexican States	2.875%	4/8/39	EUR	7,957	9,736
	United Mexican States	3.000%	3/6/45	EUR	4,508	5,536
	United Mexican States	2.125%	10/25/51	EUR	10,095	9,937
	United Mexican States	5.625%	3/19/14	GBP	4,835	7,111
	United Mexican States	4.000%	3/15/15	EUR	2,737	3,443
						853,078
Netherlands (1.7%)
	BNG Bank NV	0.375%	1/14/22	EUR	12,074	14,624
	BNG Bank NV	0.500%	8/26/22	EUR	29,782	36,299
	BNG Bank NV	2.250%	8/30/22	EUR	4,025	5,018
	BNG Bank NV	4.750%	3/6/23	AUD	15,052	12,533
	BNG Bank NV	3.875%	5/26/23	EUR	22,538	29,558
	BNG Bank NV	5.250%	5/20/24	AUD	6,440	5,672
	BNG Bank NV	0.250%	6/7/24	EUR	4,830	5,931
	BNG Bank NV	0.050%	7/13/24	EUR	20,123	24,579
	BNG Bank NV	1.125%	9/4/24	EUR	1,127	1,427
	BNG Bank NV	0.200%	11/9/24	EUR	16,099	19,785
	BNG Bank NV	0.500%	4/16/25	EUR	15,696	19,551
	BNG Bank NV	0.250%	5/7/25	EUR	22,981	28,358
	BNG Bank NV	3.250%	7/15/25	AUD	8,170	6,930
	BNG Bank NV	1.625%	8/26/25	GBP	500	722
	BNG Bank NV	1.000%	1/12/26	EUR	12,074	15,439
	BNG Bank NV	0.125%	4/11/26	EUR	5,876	7,223
	BNG Bank NV	3.250%	8/24/26	AUD	500	426
	BNG Bank NV	0.625%	6/19/27	EUR	11,913	15,074
	BNG Bank NV	3.500%	7/19/27	AUD	6,279	5,444
	BNG Bank NV	0.750%	1/11/28	EUR	18,594	23,746
	BNG Bank NV	3.300%	7/17/28	AUD	15,938	13,649
	BNG Bank NV	5.200%	12/7/28	GBP	2,550	4,575
	BNG Bank NV	0.750%	1/24/29	EUR	4,025	5,157
	BNG Bank NV	0.100%	1/15/30	EUR	12,074	14,682
	BNG Bank NV	1.375%	10/21/30	EUR	4,830	6,531
	BNG Bank NV	0.125%	7/9/35	EUR	12,074	14,038
	BNG Bank NV	0.875%	10/17/35	EUR	4,025	5,169
	BNG Bank NV	1.500%	3/29/38	EUR	2,415	3,379
	BNG Bank NV	1.500%	7/15/39	EUR	3,220	4,530
[3]	Kingdom of Netherlands	2.250%	7/15/22	EUR	46,564	57,951
[3]	Kingdom of Netherlands	3.750%	1/15/23	EUR	8,275	10,708
[3]	Kingdom of Netherlands	1.750%	7/15/23	EUR	118,845	150,612
[3]	Kingdom of Netherlands	0.000%	1/15/24	EUR	96,331	117,929
[3]	Kingdom of Netherlands	2.000%	7/15/24	EUR	58,356	76,167
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	86,320	107,398

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	57,592	74,213
[3]	Kingdom of Netherlands	5.500%	1/15/28	EUR	36,849	61,895
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	80,960	104,753
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	127,578	159,240
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	173,055	210,516
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	32,599	50,653
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	61,503	118,195
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	77,071	96,724
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	87,631	179,368
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	73,620	140,924
[3]	Kingdom of Netherlands	0.000%	1/15/52	EUR	56,221	59,120
	Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	9,337	11,403
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	2,415	2,785
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	20,123	24,627
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	6,840	6,004
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	1,400	1,314
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	2,810	2,397
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	13,200	17,971
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	7,220	6,128
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	8,050	11,665
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	4,830	6,265
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	3,220	2,791
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	3,620	3,102
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	4,400	5,512
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	4,800	7,473
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	8,050	15,831
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	14,650	19,623
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	4,025	5,641
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	34,048	41,904
						2,318,851
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	8,050	10,002
	Auckland Council	3.500%	3/9/26	AUD	500	425
	Auckland Council	0.125%	9/26/29	EUR	2,496	2,957
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	8,570	6,689
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	21,370	15,949
	New Zealand	5.500%	4/15/23	NZD	36,221	28,557
	New Zealand	0.500%	5/15/24	NZD	56,344	40,403
	New Zealand	2.750%	4/15/25	NZD	89,625	69,434
	New Zealand	0.500%	5/15/26	NZD	45,000	31,607
	New Zealand	4.500%	4/15/27	NZD	57,075	49,039
	New Zealand	0.250%	5/15/28	NZD	28,513	19,005
	New Zealand	3.000%	4/20/29	NZD	59,966	48,139
	New Zealand	1.500%	5/15/31	NZD	45,880	32,357
	New Zealand	3.500%	4/14/33	NZD	32,197	26,970
	New Zealand	2.750%	4/15/37	NZD	49,289	37,716
	New Zealand	1.750%	5/15/41	NZD	24,150	15,235
	New Zealand Local Government Funding Agency Bond	5.500%	4/15/23	NZD	4,025	3,157
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	9,015	6,734
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	7,245	5,536
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	8,050	5,822

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	1,610	1,349
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	16,099	11,184
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	11,649	9,253
						477,519
Norway (0.3%)
[3]	Kingdom of Norway	3.750%	5/25/21	NOK	186,155	22,402
[3]	Kingdom of Norway	2.000%	5/24/23	NOK	316,260	39,174
[3]	Kingdom of Norway	3.000%	3/14/24	NOK	456,865	58,495
[3]	Kingdom of Norway	1.750%	3/13/25	NOK	140,859	17,492
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	104,638	12,862
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	123,151	15,311
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	160,982	20,330
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	287,275	35,562
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	480,738	57,488
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	350,000	41,074
	Kommunalbanken AS	4.500%	7/18/22	AUD	2,979	2,414
	Kommunalbanken AS	4.500%	4/17/23	AUD	6,398	5,328
	Kommunalbanken AS	2.700%	9/5/23	AUD	644	522
	Kommunalbanken AS	1.500%	12/15/23	GBP	12,074	17,176
	Kommunalbanken AS	5.250%	7/15/24	AUD	5,046	4,467
	Kommunalbanken AS	4.250%	7/16/25	AUD	1,000	880
	Kommunalbanken AS	0.625%	4/20/26	EUR	6,440	8,055
	Kommunalbanken AS	3.000%	12/9/26	AUD	7,244	6,105
	Kommunalbanken AS	0.875%	5/24/27	EUR	23,101	29,437
	Kommunalbanken AS	3.400%	7/24/28	AUD	6,440	5,558
	Kommunalbanken AS	0.050%	10/24/29	EUR	7,567	9,049
						409,181
Peru (0.1%)
	Republic of Peru	5.200%	9/12/23	PEN	4,325	1,251
	Republic of Peru	5.700%	8/12/24	PEN	25,355	7,516
	Republic of Peru	2.750%	1/30/26	EUR	11,269	14,807
	Republic of Peru	8.200%	8/12/26	PEN	63,040	21,158
	Republic of Peru	6.350%	8/12/28	PEN	66,780	19,692
	Republic of Peru	5.940%	2/12/29	PEN	73,046	20,797
	Republic of Peru	3.750%	3/1/30	EUR	1,610	2,294
	Republic of Peru	6.950%	8/12/31	PEN	72,125	21,298
	Republic of Peru	6.150%	8/12/32	PEN	65,073	17,987
	Republic of Peru	1.250%	3/11/33	EUR	7,480	8,568
	Republic of Peru	5.400%	8/12/34	PEN	58,960	14,899
	Republic of Peru	6.900%	8/12/37	PEN	77,230	21,982
	Republic of Peru	5.350%	8/12/40	PEN	39,843	9,311
	Republic of Peru	6.850%	2/12/42	PEN	17,630	4,896
	Republic of Peru	6.714%	2/12/55	PEN	10,725	2,904
						189,360
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	4,231	5,062
	Republic of Philippines	0.875%	5/17/27	EUR	6,327	7,708
	Republic of Philippines	0.700%	2/3/29	EUR	4,106	4,909
	Republic of Philippines	1.200%	4/28/33	EUR	5,740	6,838
						24,517

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	4,174	5,305
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	3,220	4,201
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,130	5,426
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	725	987
	Republic of Poland	4.500%	1/18/22	EUR	5,230	6,505
	Republic of Poland	5.750%	9/23/22	PLN	34,209	9,735
	Republic of Poland	3.750%	1/19/23	EUR	3,703	4,770
	Republic of Poland	2.500%	1/25/23	PLN	115,907	31,817
	Republic of Poland	4.000%	10/25/23	PLN	168,528	48,659
	Republic of Poland	3.000%	1/15/24	EUR	400	524
	Republic of Poland	2.500%	4/25/24	PLN	88,492	24,823
	Republic of Poland	3.375%	7/9/24	EUR	4,830	6,484
	Republic of Poland	2.250%	10/25/24	PLN	40,246	11,254
	Republic of Poland	5.250%	1/20/25	EUR	5,957	8,625
	Republic of Poland	0.000%	2/10/25	EUR	12,074	14,626
	Republic of Poland	0.750%	4/25/25	PLN	233,614	61,924
	Republic of Poland	3.250%	7/25/25	PLN	105,443	30,721
	Republic of Poland	1.500%	9/9/25	EUR	4,025	5,194
	Republic of Poland	1.500%	1/19/26	EUR	38,475	49,941
	Republic of Poland	2.500%	7/25/26	PLN	206,861	58,901
	Republic of Poland	1.125%	8/7/26	EUR	2,818	3,613
	Republic of Poland	0.250%	10/25/26	PLN	86,110	21,738
	Republic of Poland	0.875%	5/10/27	EUR	26,401	33,530
	Republic of Poland	2.500%	7/25/27	PLN	124,761	35,515
	Republic of Poland	1.375%	10/22/27	EUR	3,260	4,281
	Republic of Poland	2.750%	4/25/28	PLN	211,924	61,161
	Republic of Poland	1.000%	10/25/28	EUR	2,335	2,988
	Republic of Poland	5.750%	4/25/29	PLN	20,807	7,264
	Republic of Poland	2.750%	10/25/29	PLN	103,020	29,665
	Republic of Poland	1.250%	10/25/30	PLN	185,129	46,848
	Republic of Poland	2.375%	1/18/36	EUR	10,716	15,700
	Republic of Poland	2.000%	10/25/46	EUR	300	451
	Republic of Poland	4.000%	4/25/47	PLN	51,477	18,440
						671,616
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	4.950%	10/25/23	EUR	25,752	35,194
[3]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	64,393	90,770
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/15/25	EUR	65,267	89,626
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	26,570	40,032
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	35,194	44,277
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	91,864	125,905
[3]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	32,197	50,701
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	60,368	73,229
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	56,344	80,804
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	50,858	61,823
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	13,442	23,953
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	35,416	67,958
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	86,384	92,929
						877,201
Romania (0.1%)
	Romania	3.625%	4/24/24	EUR	4,186	5,561
	Romania	2.750%	10/29/25	EUR	13,591	18,081
[3]	Romania	2.750%	2/26/26	EUR	2,995	3,965
[3]	Romania	2.000%	12/8/26	EUR	2,938	3,782

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Romania	2.375%	4/19/27	EUR	18,111	23,616
	Romania	2.875%	5/26/28	EUR	26,985	35,902
[3]	Romania	1.375%	12/2/29	EUR	2,600	3,112
	Romania	2.500%	2/8/30	EUR	5,635	7,214
[3]	Romania	3.624%	5/26/30	EUR	2,512	3,482
	Romania	3.624%	5/26/30	EUR	11,500	15,939
	Romania	2.124%	7/16/31	EUR	2,455	3,025
[3]	Romania	2.124%	7/16/31	EUR	3,470	4,275
[3]	Romania	2.000%	1/28/32	EUR	3,623	4,375
[3]	Romania	2.000%	4/14/33	EUR	5,330	6,321
	Romania	3.875%	10/29/35	EUR	6,440	8,977
	Romania	4.125%	3/11/39	EUR	2,415	3,397
[3]	Romania	2.625%	12/2/40	EUR	1,610	1,894
[3]	Romania	2.750%	4/14/41	EUR	7,500	8,858
[3]	Romania	4.625%	4/3/49	EUR	6,830	10,116
	Romania	4.625%	4/3/49	EUR	8,050	11,923
[3]	Romania	3.375%	1/28/50	EUR	8,050	10,108
						193,923
Russia (0.4%)
	Russian Federation	7.600%	7/20/22	RUB	2,092,758	28,506
	Russian Federation	7.400%	12/7/22	RUB	599,656	8,180
	Russian Federation	7.000%	1/25/23	RUB	1,227,483	16,668
	Russian Federation	7.000%	8/16/23	RUB	2,471,064	33,650
	Russian Federation	6.500%	2/28/24	RUB	2,078,269	27,942
	Russian Federation	7.400%	7/17/24	RUB	3,912,689	53,787
	Russian Federation	7.100%	10/16/24	RUB	241,472	3,294
	Russian Federation	7.150%	11/12/25	RUB	1,931,776	26,422
[3]	Russian Federation	2.875%	12/4/25	EUR	9,900	12,994
	Russian Federation	2.875%	12/4/25	EUR	100	131
	Russian Federation	7.950%	10/7/26	RUB	1,891,531	26,708
	Russian Federation	8.150%	2/3/27	RUB	3,585,457	51,155
	Russian Federation	6.000%	10/6/27	RUB	1,368,342	17,542
	Russian Federation	7.050%	1/19/28	RUB	2,133,003	28,831
	Russian Federation	6.900%	5/23/29	RUB	2,333,425	31,046
	Russian Federation	7.650%	4/10/30	RUB	3,164,720	44,120
	Russian Federation	1.850%	11/20/32	EUR	8,000	9,450
	Russian Federation	7.700%	3/23/33	RUB	1,481,029	20,677
	Russian Federation	7.250%	5/10/34	RUB	2,845,748	38,353
	Russian Federation	6.100%	7/18/35	RUB	2,500,000	30,245
	Russian Federation	7.700%	3/16/39	RUB	684,000	9,635
						519,336
Saudi Arabia (0.1%)
[3]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	28,120	33,718
[3]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	8,050	9,904
[3]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	12,150	14,634
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	11,752	14,838
						73,094
Singapore (0.4%)
	Housing & Development Board	2.505%	6/27/24	SGD	1,500	1,185
	Housing & Development Board	3.100%	7/24/24	SGD	7,250	5,833
	Housing & Development Board	2.495%	3/11/26	SGD	1,500	1,195
	Housing & Development Board	2.035%	9/16/26	SGD	7,750	6,041
	Housing & Development Board	2.675%	1/22/29	SGD	4,000	3,227
	Housing & Development Board	2.598%	10/30/29	SGD	4,750	3,800

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Housing & Development Board	3.080%	5/31/30	SGD	12,000	9,959
Housing & Development Board	2.545%	7/4/31	SGD	2,000	1,586
Republic of Singapore	1.750%	4/1/22	SGD	16,099	12,251
Republic of Singapore	3.125%	9/1/22	SGD	55,539	43,244
Republic of Singapore	1.750%	2/1/23	SGD	80,491	61,867
Republic of Singapore	2.750%	7/1/23	SGD	28,170	22,201
Republic of Singapore	2.000%	2/1/24	SGD	74,270	58,013
Republic of Singapore	3.000%	9/1/24	SGD	13,281	10,767
Republic of Singapore	2.375%	6/1/25	SGD	40,246	32,311
Republic of Singapore	2.125%	6/1/26	SGD	25,146	19,997
Republic of Singapore	3.500%	3/1/27	SGD	44,592	37,972
Republic of Singapore	2.625%	5/1/28	SGD	39,727	32,444
Republic of Singapore	2.875%	7/1/29	SGD	20,814	17,330
Republic of Singapore	2.875%	9/1/30	SGD	41,875	34,885
Republic of Singapore	3.375%	9/1/33	SGD	25,758	22,612
Republic of Singapore	2.250%	8/1/36	SGD	48,715	38,003
Republic of Singapore	2.375%	7/1/39	SGD	31,875	25,371
Republic of Singapore	2.750%	4/1/42	SGD	17,294	14,630
Republic of Singapore	2.750%	3/1/46	SGD	43,032	36,735
Republic of Singapore	1.875%	3/1/50	SGD	31,760	23,451
					576,910
Slovakia (0.2%)
Slovak Republic	3.000%	2/28/23	EUR	4,025	5,154
Slovak Republic	0.000%	11/13/23	EUR	50,549	61,475
Slovak Republic	0.000%	6/17/24	EUR	7,800	9,528
Slovak Republic	3.375%	11/15/24	EUR	16,099	22,034
Slovak Republic	0.250%	5/14/25	EUR	8,050	9,940
Slovak Republic	0.625%	5/22/26	EUR	10,464	13,242
Slovak Republic	1.375%	1/21/27	EUR	17,065	22,500
Slovak Republic	1.000%	6/12/28	EUR	27,182	35,495
Slovak Republic	3.625%	1/16/29	EUR	2,415	3,751
Slovak Republic	0.750%	4/9/30	EUR	12,738	16,370
Slovak Republic	1.000%	10/9/30	EUR	2,182	2,864
Slovak Republic	1.625%	1/21/31	EUR	11,672	16,319
Slovak Republic	1.000%	5/14/32	EUR	33,863	44,653
Slovak Republic	1.875%	3/9/37	EUR	8,170	11,981
Slovak Republic	2.000%	10/17/47	EUR	11,931	18,209
Slovak Republic	2.250%	6/12/68	EUR	2,013	3,509
					297,024
Slovenia (0.1%)
Republic of Slovenia	4.625%	9/9/24	EUR	3,220	4,549
Republic of Slovenia	2.125%	7/28/25	EUR	4,025	5,372
Republic of Slovenia	5.125%	3/30/26	EUR	6,440	9,853
Republic of Slovenia	1.250%	3/22/27	EUR	11,269	14,768
Republic of Slovenia	1.000%	3/6/28	EUR	28,172	36,536
Republic of Slovenia	1.188%	3/14/29	EUR	8,050	10,615
Republic of Slovenia	0.275%	1/14/30	EUR	12,074	14,811
Republic of Slovenia	0.000%	2/12/31	EUR	35,000	41,492
Republic of Slovenia	1.500%	3/25/35	EUR	9,659	13,115
Republic of Slovenia	1.750%	11/3/40	EUR	8,050	11,441
Republic of Slovenia	3.125%	8/7/45	EUR	8,050	14,343
Republic of Slovenia	0.488%	10/20/50	EUR	13,050	13,826
					190,721

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
South Korea (2.5%)
	Export-Import Bank of Korea	0.500%	5/30/22	EUR	3,994	4,838
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	805	986
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	8,050	9,843
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	850	737
	Korea Development Bank	0.625%	7/17/23	EUR	10,847	13,266
	Korea Gas Corp.	0.000%	11/28/23	CHF	3,220	3,565
[3]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	3,864	4,766
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	4,025	4,875
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	39,280	47,579
[3]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	11,672	14,128
	Korea Monetary Stabilization Bond	0.710%	8/2/22	KRW	30,000,000	26,925
	Korea National Housing Bond I	1.250%	7/31/21	KRW	20,000,000	18,014
	Korea National Housing Bond I	1.250%	8/31/21	KRW	17,000,000	15,322
	Korea National Housing Bond I	1.250%	11/30/21	KRW	10,000,000	9,028
	Korea National Housing Bond I	1.500%	11/30/21	KRW	40,000,000	36,167
	Korea National Housing Bond I	1.500%	12/31/21	KRW	40,000,000	36,191
	Korea National Housing Bond I	1.750%	4/30/24	KRW	8,800,000	8,029
	Republic of Korea	1.625%	6/10/22	KRW	70,000,000	63,555
	Republic of Korea	2.000%	9/10/22	KRW	40,000,000	36,543
	Republic of Korea	1.250%	12/10/22	KRW	50,000,000	45,225
	Republic of Korea	2.375%	3/10/23	KRW	160,000,000	147,631
	Republic of Korea	3.000%	3/10/23	KRW	84,000,000	78,371
	Republic of Korea	1.000%	6/10/23	KRW	138,000,000	124,039
	Republic of Korea	2.250%	9/10/23	KRW	115,000,000	106,183
	Republic of Korea	3.375%	9/10/23	KRW	40,000,000	37,870
	Republic of Korea	0.875%	12/10/23	KRW	20,000,000	17,852
	Republic of Korea	1.875%	3/10/24	KRW	155,000,000	141,876
	Republic of Korea	1.375%	9/10/24	KRW	50,000,000	44,966
	Republic of Korea	3.000%	9/10/24	KRW	95,000,000	89,966
	Republic of Korea	1.500%	3/10/25	KRW	80,000,000	71,923
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	72,973
	Republic of Korea	1.125%	9/10/25	KRW	55,000,000	48,477
	Republic of Korea	0.000%	9/16/25	EUR	9,973	12,051
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	27,709
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	14,974
	Republic of Korea	1.875%	6/10/26	KRW	132,000,000	119,688
	Republic of Korea	1.500%	12/10/26	KRW	130,000,000	115,193
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	16,577
	Republic of Korea	2.125%	6/10/27	KRW	75,000,000	68,554
	Republic of Korea	2.375%	12/10/27	KRW	95,000,000	88,212
	Republic of Korea	5.500%	3/10/28	KRW	20,000,000	22,191
	Republic of Korea	2.625%	6/10/28	KRW	100,260,000	94,722
	Republic of Korea	2.375%	12/10/28	KRW	50,000,000	46,458
	Republic of Korea	1.875%	6/10/29	KRW	98,000,000	87,553
	Republic of Korea	1.375%	12/10/29	KRW	35,000,000	29,820
	Republic of Korea	5.500%	12/10/29	KRW	52,137,000	59,609
	Republic of Korea	1.375%	6/10/30	KRW	110,000,000	92,925
	Republic of Korea	4.750%	12/10/30	KRW	28,000,000	30,930
	Republic of Korea	4.000%	12/10/31	KRW	41,000,000	43,387
	Republic of Korea	3.750%	12/10/33	KRW	96,500,000	101,623
	Republic of Korea	2.625%	9/10/35	KRW	49,000,000	46,121
	Republic of Korea	1.500%	9/10/36	KRW	100,000,000	81,083
	Republic of Korea	2.250%	9/10/37	KRW	78,000,000	70,058
	Republic of Korea	2.375%	9/10/38	KRW	36,600,000	33,473

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	1.125%	9/10/39	KRW	56,800,000	42,455
	Republic of Korea	1.500%	9/10/40	KRW	40,000,000	31,754
	Republic of Korea	3.000%	12/10/42	KRW	59,500,000	60,386
	Republic of Korea	2.750%	12/10/44	KRW	57,990,000	56,985
	Republic of Korea	2.000%	3/10/46	KRW	69,000,000	59,227
	Republic of Korea	2.125%	3/10/47	KRW	102,955,000	90,494
	Republic of Korea	2.625%	3/10/48	KRW	113,695,000	110,116
	Republic of Korea	2.000%	3/10/49	KRW	120,360,000	102,806
	Republic of Korea	1.500%	3/10/50	KRW	188,730,000	142,986
	Republic of Korea	2.000%	9/10/68	KRW	35,697,000	29,545
	Republic of Korea	1.625%	9/10/70	KRW	11,050,000	8,026
						3,419,400
Spain (4.3%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	9,600	12,863
	Adif Alta Velocidad	1.875%	1/28/25	EUR	12,100	15,677
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	7,204	9,265
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	17,306	23,600
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,385	1,734
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	11,269	14,622
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	17,124	25,286
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	13,684	18,461
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	10,967	14,573
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	16,099	21,163
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	4,025	5,505
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	3,175	3,806
	Basque Government	0.850%	4/30/30	EUR	16,099	20,103
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.500%	3/17/23	EUR	24,100	29,447
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	4,000	4,961
	Instituto de Credito Oficial	0.750%	10/31/23	EUR	2,415	2,988
[3]	Kingdom of Spain	5.400%	1/31/23	EUR	113,154	150,090
	Kingdom of Spain	0.000%	4/30/23	EUR	171,635	208,362
	Kingdom of Spain	0.350%	7/30/23	EUR	46,963	57,523
[3]	Kingdom of Spain	4.400%	10/31/23	EUR	64,791	87,468
[3]	Kingdom of Spain	4.800%	1/31/24	EUR	41,320	56,879
[3]	Kingdom of Spain	3.800%	4/30/24	EUR	66,663	90,334
	Kingdom of Spain	0.000%	5/31/24	EUR	135,000	164,236
[3]	Kingdom of Spain	0.250%	7/30/24	EUR	165,571	203,225
[3]	Kingdom of Spain	2.750%	10/31/24	EUR	155,186	206,989
[3]	Kingdom of Spain	1.600%	4/30/25	EUR	154,748	200,305
[3]	Kingdom of Spain	4.650%	7/30/25	EUR	15,101	21,978
[3]	Kingdom of Spain	2.150%	10/31/25	EUR	57,229	76,258
	Kingdom of Spain	0.000%	1/31/26	EUR	80,491	97,623
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	179,793	239,269
[3]	Kingdom of Spain	5.900%	7/30/26	EUR	126,694	200,749
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	109,861	144,347
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	201,227	253,707
[3]	Kingdom of Spain	1.450%	10/31/27	EUR	31,714	41,605
	Kingdom of Spain	0.000%	1/31/28	EUR	60,000	71,716
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	98,280	128,808
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	190,412	249,875
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	167,494	276,200
	Kingdom of Spain	6.000%	1/31/29	EUR	9,722	16,907
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	104,779	138,051

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	30,059	37,049
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	47,307	64,964
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	516,297	668,029
	Kingdom of Spain	5.750%	7/30/32	EUR	9,107	17,146
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	57,089	82,100
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	10,614	14,491
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	116,374	207,805
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	114,812	135,098
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	30,571	61,233
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	120,614	146,340
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	146,815	290,170
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	65,355	141,019
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	83,891	135,174
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	39,503	61,820
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	58,759	107,722
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	35,000	36,572
						5,813,290
Supranational (3.5%)
	African Development Bank	0.250%	1/24/24	EUR	6,520	7,991
	African Development Bank	4.750%	3/6/24	AUD	5,313	4,591
	African Development Bank	0.250%	11/21/24	EUR	18,191	22,384
	African Development Bank	4.000%	1/10/25	AUD	11,535	9,926
	African Development Bank	4.500%	6/2/26	AUD	5,015	4,522
	African Development Bank	0.125%	10/7/26	EUR	3,220	3,941
	African Development Bank	3.300%	7/27/27	AUD	805	689
	African Development Bank	3.350%	8/8/28	AUD	500	428
	African Development Bank	0.500%	3/21/29	EUR	17,051	21,249
	Asian Development Bank	1.000%	12/15/22	GBP	1,932	2,702
	Asian Development Bank	2.650%	1/11/23	AUD	1,500	1,202
	Asian Development Bank	3.000%	1/17/23	NZD	8,050	6,007
	Asian Development Bank	0.200%	5/25/23	EUR	11,390	13,892
	Asian Development Bank	4.500%	9/5/23	AUD	1,250	1,057
	Asian Development Bank	2.450%	1/17/24	AUD	1,445	1,175
	Asian Development Bank	3.500%	5/30/24	NZD	16,099	12,466
	Asian Development Bank	3.750%	3/12/25	AUD	9,040	7,758
	Asian Development Bank	0.625%	9/15/26	GBP	5,957	8,206
	Asian Development Bank	3.000%	10/14/26	AUD	1,465	1,242
	Asian Development Bank	0.125%	12/15/26	GBP	12,879	17,222
	Asian Development Bank	4.650%	2/16/27	CAD	2,248	2,157
	Asian Development Bank	3.400%	9/10/27	AUD	2,170	1,884
	Asian Development Bank	0.250%	10/28/27	GBP	10,867	14,495
	Asian Development Bank	0.750%	12/7/27	GBP	10,000	13,735
	Asian Development Bank	3.300%	8/8/28	AUD	2,090	1,807
	Asian Development Bank	0.000%	10/24/29	EUR	12,235	14,663
	Asian Development Bank	0.025%	1/31/30	EUR	19,640	23,552
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	4,025	4,928
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	12,074	15,052
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	7,000	7,838
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	1,288	1,071
	Council Of Europe Development Bank	0.125%	5/25/23	EUR	12,658	15,437
	Council Of Europe Development Bank	0.375%	6/8/26	EUR	55,386	69,123
	Council Of Europe Development Bank	0.000%	4/9/27	EUR	7,478	9,153
	EUROFIMA	3.000%	5/22/24	CHF	4,025	4,881
	EUROFIMA	3.900%	12/19/25	AUD	805	701
	EUROFIMA	3.000%	5/15/26	CHF	5,230	6,708

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	EUROFIMA	2.600%	1/13/27	AUD	19,975	16,310
	EUROFIMA	4.550%	3/30/27	CAD	2,172	2,006
	EUROFIMA	3.350%	5/21/29	AUD	3,470	2,959
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	8,050	11,300
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	8,050	9,811
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	805	1,487
[5]	European Financial Stability Facility	2.250%	9/5/22	EUR	38,837	48,512
[5]	European Financial Stability Facility	0.000%	11/17/22	EUR	52,319	63,496
[5]	European Financial Stability Facility	0.500%	1/20/23	EUR	30,587	37,487
[5]	European Financial Stability Facility	0.000%	4/24/23	EUR	19,721	23,990
[5]	European Financial Stability Facility	1.875%	5/23/23	EUR	28,977	36,633
[5]	European Financial Stability Facility	0.000%	7/17/23	EUR	10,464	12,734
[5]	European Financial Stability Facility	0.125%	10/17/23	EUR	12,316	15,050
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	1,530	1,876
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	15,696	20,291
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	32,197	39,293
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	13,684	17,637
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	12,235	15,189
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	12,879	15,888
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	24,148	30,163
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	64,393	80,461
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	44,633	56,961
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	20,123	25,906
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	16,099	20,889
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	4,709	5,720
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	4,427	6,618
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	16,099	27,408
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	4,186	6,864
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	34,225	44,386
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	25,597	45,133
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	4,025	5,662
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	13,611	20,092
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	10,947	18,327
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	29,380	39,849
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	14,783	21,091
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	36,584	57,137
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	47,977	58,930
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	10,000	10,123
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	11,672	18,474
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	24,776	42,194
	European Investment Bank	2.250%	5/25/21	PLN	8,050	2,125
	European Investment Bank	0.375%	3/15/22	EUR	20,123	24,399
	European Investment Bank	5.000%	8/22/22	AUD	4,267	3,494
	European Investment Bank	3.000%	9/28/22	EUR	3,904	4,934
	European Investment Bank	2.250%	10/14/22	EUR	21,733	27,222
	European Investment Bank	2.700%	1/12/23	AUD	2,496	2,002
[3]	European Investment Bank	2.375%	1/18/23	CAD	2,254	1,894
	European Investment Bank	1.625%	3/15/23	EUR	45,196	56,610
	European Investment Bank	2.375%	7/6/23	CAD	6,680	5,654
	European Investment Bank	0.000%	10/16/23	EUR	24,148	29,448
	European Investment Bank	0.500%	11/15/23	EUR	16,099	19,911
	European Investment Bank	0.050%	12/15/23	EUR	44,270	54,128
	European Investment Bank	0.875%	12/15/23	GBP	8,895	12,477

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	2.125%	1/15/24	EUR	13,684	17,671
European Investment Bank	0.000%	3/15/24	EUR	109,468	133,788
European Investment Bank	0.050%	5/24/24	EUR	16,099	19,718
European Investment Bank	0.200%	7/15/24	EUR	32,197	39,636
European Investment Bank	1.750%	7/30/24	CAD	11,269	9,470
European Investment Bank	4.750%	8/7/24	AUD	2,616	2,293
European Investment Bank	0.875%	9/13/24	EUR	26,562	33,455
European Investment Bank	0.750%	11/15/24	GBP	805	1,124
European Investment Bank	1.625%	2/4/25	CHF	2,010	2,384
European Investment Bank	0.000%	3/25/25	EUR	2,415	2,959
European Investment Bank	0.125%	4/15/25	EUR	24,148	29,725
European Investment Bank	5.500%	4/15/25	GBP	8,050	13,293
European Investment Bank	0.375%	7/16/25	EUR	18,594	23,151
European Investment Bank	2.750%	9/15/25	EUR	32,197	44,185
European Investment Bank	4.500%	10/15/25	EUR	12,074	17,756
European Investment Bank	2.900%	10/17/25	AUD	2,415	2,031
European Investment Bank	0.000%	3/13/26	EUR	8,050	9,880
European Investment Bank	0.375%	4/14/26	EUR	22,540	28,170
European Investment Bank	3.100%	8/17/26	AUD	28,344	24,078
European Investment Bank	2.750%	8/25/26	PLN	8,050	2,285
European Investment Bank	1.000%	9/21/26	GBP	2,576	3,620
European Investment Bank	0.100%	10/15/26	EUR	12,477	15,393
European Investment Bank	1.250%	11/13/26	EUR	4,830	6,335
European Investment Bank	0.500%	1/15/27	EUR	43,224	54,514
European Investment Bank	3.500%	4/15/27	EUR	4,025	5,962
European Investment Bank	3.750%	12/7/27	GBP	3,059	5,020
European Investment Bank	0.875%	1/14/28	EUR	37,429	48,449
European Investment Bank	3.300%	2/3/28	AUD	1,812	1,567
European Investment Bank	0.000%	3/28/28	EUR	30,000	36,631
European Investment Bank	1.375%	5/12/28	SEK	60,360	7,492
European Investment Bank	0.000%	5/15/28	EUR	8,050	9,835
European Investment Bank	0.000%	12/7/28	GBP	2,093	2,685
European Investment Bank	6.000%	12/7/28	GBP	12,879	24,370
European Investment Bank	0.625%	1/22/29	EUR	24,148	30,784
European Investment Bank	0.125%	6/20/29	EUR	9,260	11,354
European Investment Bank	0.050%	1/16/30	EUR	64,393	78,204
European Investment Bank	4.000%	4/15/30	EUR	5,735	9,431
European Investment Bank	0.000%	9/9/30	EUR	20,000	24,122
European Investment Bank	2.750%	9/13/30	EUR	24,150	36,589
European Investment Bank	0.000%	1/14/31	EUR	20,000	24,096
European Investment Bank	1.000%	3/14/31	EUR	54,976	72,662
European Investment Bank	1.000%	4/14/32	EUR	25,758	34,084
European Investment Bank	1.125%	11/15/32	EUR	16,099	21,564
European Investment Bank	1.125%	4/13/33	EUR	24,148	32,282
European Investment Bank	3.000%	10/14/33	EUR	8,050	12,983
European Investment Bank	0.050%	10/13/34	EUR	5,506	6,431
European Investment Bank	2.625%	3/15/35	EUR	5,715	9,027
European Investment Bank	3.125%	6/30/36	CHF	805	1,281
European Investment Bank	1.125%	9/15/36	EUR	38,636	51,705
European Investment Bank	3.875%	6/8/37	GBP	4,347	8,171
European Investment Bank	0.500%	11/13/37	EUR	12,074	14,877
European Investment Bank	5.000%	4/15/39	GBP	5,630	12,245
European Investment Bank	2.750%	3/15/40	EUR	14,932	25,366
European Investment Bank	0.250%	6/15/40	EUR	18,147	20,987
European Investment Bank	3.625%	3/14/42	EUR	4,508	8,779

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	European Investment Bank	1.000%	11/14/42	EUR	8,050	10,738
	European Investment Bank	4.500%	3/7/44	GBP	6,842	14,998
	European Investment Bank	1.750%	9/15/45	EUR	8,050	12,177
	European Investment Bank	0.875%	9/13/47	EUR	8,050	10,325
	European Investment Bank	1.500%	11/15/47	EUR	4,025	5,900
	European Investment Bank	1.500%	10/16/48	EUR	2,476	3,643
	European Investment Bank	0.050%	1/27/51	EUR	16,184	16,496
	European Investment Bank	4.625%	10/12/54	GBP	6,198	15,463
	European Stability Mechanism	0.000%	1/17/22	EUR	1,369	1,653
	European Stability Mechanism	0.000%	10/18/22	EUR	44,270	53,689
	European Stability Mechanism	0.100%	7/31/23	EUR	41,051	50,098
	European Stability Mechanism	2.125%	11/20/23	EUR	2,592	3,331
	European Stability Mechanism	0.125%	4/22/24	EUR	51,515	63,151
	European Stability Mechanism	0.000%	12/16/24	EUR	12,799	15,659
	European Stability Mechanism	0.000%	3/14/25	EUR	44,953	54,992
	European Stability Mechanism	1.000%	9/23/25	EUR	32,197	41,151
	European Stability Mechanism	0.500%	3/2/26	EUR	37,590	47,154
	European Stability Mechanism	0.750%	3/15/27	EUR	20,123	25,702
	European Stability Mechanism	0.750%	9/5/28	EUR	14,854	19,086
	European Stability Mechanism	0.500%	3/5/29	EUR	33,807	42,693
	European Stability Mechanism	0.010%	3/4/30	EUR	15,897	19,220
	European Stability Mechanism	1.125%	5/3/32	EUR	4,210	5,617
	European Stability Mechanism	1.200%	5/23/33	EUR	9,659	13,005
	European Stability Mechanism	1.625%	11/17/36	EUR	32,157	45,876
	European Stability Mechanism	1.750%	10/20/45	EUR	8,050	12,258
	European Stability Mechanism	1.800%	11/2/46	EUR	20,405	31,693
	European Stability Mechanism	1.850%	12/1/55	EUR	12,074	19,963
[13]	European Union	0.625%	11/4/23	EUR	21,733	26,935
[13]	European Union	0.500%	4/4/25	EUR	48,295	60,350
	European Union	0.000%	11/4/25	EUR	14,666	17,987
[13]	European Union	3.000%	9/4/26	EUR	5,735	8,155
[13]	European Union	2.500%	11/4/27	EUR	15,294	21,749
[13]	European Union	2.875%	4/4/28	EUR	4,025	5,899
[13]	European Union	1.375%	10/4/29	EUR	12,879	17,494
[13]	European Union	0.750%	4/4/31	EUR	26,361	34,096
[13]	European Union	1.250%	4/4/33	EUR	20,123	27,409
	European Union	0.000%	7/4/35	EUR	87,544	100,819
[13]	European Union	1.125%	4/4/36	EUR	16,099	21,638
	European Union	0.250%	4/22/36	EUR	22,820	27,112
	European Union	0.200%	6/4/36	EUR	46,025	54,097
[13]	European Union	3.375%	4/4/38	EUR	6,516	11,666
	European Union	0.100%	10/4/40	EUR	28,105	31,453
[13]	European Union	3.750%	4/4/42	EUR	8,050	15,861
	European Union	0.450%	5/2/46	EUR	30,200	35,310
	European Union	0.300%	11/4/50	EUR	52,887	58,384
	Inter-American Development Bank	3.750%	7/25/22	AUD	19,157	15,408
	Inter-American Development Bank	1.950%	4/23/24	AUD	2,576	2,073
	Inter-American Development Bank	4.750%	8/27/24	AUD	17,242	15,128
	Inter-American Development Bank	1.700%	10/10/24	CAD	9,965	8,347
	Inter-American Development Bank	1.375%	12/15/24	GBP	22,135	31,601
	Inter-American Development Bank	0.750%	10/15/25	CAD	3,804	3,049
	Inter-American Development Bank	2.750%	10/30/25	AUD	8,774	7,329
	Inter-American Development Bank	1.250%	12/15/25	GBP	19,721	28,062
	Inter-American Development Bank	4.400%	1/26/26	CAD	50	47
	Inter-American Development Bank	4.250%	6/11/26	AUD	1,047	937

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Inter-American Development Bank	0.500%	9/15/26	GBP	8,050	11,011
Inter-American Development Bank	0.875%	8/27/27	CAD	5,079	3,964
International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	4,347	3,649
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	8,050	6,013
International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	16,743	23,251
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	854	725
International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	160,980	19,233
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	18,030	14,590
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	9,321	7,851
International Bank for Reconstruction & Development	0.875%	12/13/24	GBP	9,922	13,910
International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	6,178	5,208
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	10,142	8,914
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	4,749	3,827
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	8,372	7,032
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	5,015	3,979
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	4,025	5,437
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	13,280	11,267
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	11,165	15,471
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	37,167	45,335
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	16,099	21,472
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	4,355	3,398
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	8,854	11,205
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	12,074	14,669
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	2,657	2,298
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	400	710
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	1,453	1,190
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	18,050	24,889
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	9,197	11,031
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	4,347	5,444
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	4,830	9,787

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	15,294	19,187
	International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	7,765	10,385
	International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	16,099	19,692
	International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	24,901	25,514
	International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	4,347	4,281
	International Finance Corp.	2.800%	8/15/22	AUD	17,950	14,298
	International Finance Corp.	2.375%	7/19/23	CAD	1,546	1,310
	International Finance Corp.	4.250%	8/21/23	AUD	1,610	1,352
	International Finance Corp.	1.250%	12/15/23	GBP	11,108	15,735
	International Finance Corp.	1.450%	7/22/24	AUD	2,777	2,205
	International Finance Corp.	1.375%	9/13/24	CAD	2,709	2,250
	International Finance Corp.	1.375%	3/7/25	GBP	7,905	11,286
	International Finance Corp.	4.000%	4/3/25	AUD	3,623	3,142
	International Finance Corp.	0.250%	12/15/25	GBP	8,211	11,177
	International Finance Corp.	0.750%	7/22/27	GBP	8,050	11,072
	International Finance Corp.	3.200%	10/18/27	AUD	966	830
	International Finance Corp.	3.150%	6/26/29	AUD	1,771	1,515
	Nordic Investment Bank	0.375%	9/19/22	EUR	4,193	5,106
	Nordic Investment Bank	1.125%	12/15/23	GBP	15,414	21,743
	Nordic Investment Bank	4.750%	2/28/24	AUD	4,218	3,645
	Nordic Investment Bank	0.125%	6/10/24	EUR	19,882	24,371
	Nordic Investment Bank	0.500%	11/3/25	EUR	15,777	19,740
	Nordic Investment Bank	0.125%	12/15/26	GBP	21,000	28,096
						4,779,237
Sweden (0.4%)
	Kingdom of Sweden	0.125%	4/24/23	EUR	24,148	29,420
[3]	Kingdom of Sweden	1.500%	11/13/23	SEK	743,895	91,843
	Kingdom of Sweden	2.500%	5/12/25	SEK	104,075	13,611
	Kingdom of Sweden	1.000%	11/12/26	SEK	278,255	34,643
	Kingdom of Sweden	0.750%	5/12/28	SEK	5,635	692
[3]	Kingdom of Sweden	0.750%	11/12/29	SEK	313,105	38,356
[3]	Kingdom of Sweden	0.125%	5/12/31	SEK	681,960	78,338
	Kingdom of Sweden	2.250%	6/1/32	SEK	140,855	19,809
	Kingdom of Sweden	3.500%	3/30/39	SEK	186,295	32,140
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	458,790	55,492
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	160,980	19,544
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	317,170	38,620
	Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	241,470	29,114
	Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	482,940	58,549
	Region Stockholm	0.750%	2/26/25	EUR	4,025	5,023
						545,194
Switzerland (0.4%)
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	13,360	17,100
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	2,855	3,572
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,285	1,629
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	4,025	4,551
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	2,405	2,855
	Canton of Vaud	2.000%	10/24/33	CHF	7,165	9,749
	Canton of Zurich	1.250%	7/29/22	CHF	5,880	6,593
	Canton of Zurich	0.000%	6/27/25	CHF	8,050	8,983

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canton of Zurich	1.250%	12/3/32	CHF	2,415	3,020
Canton of Zurich	2.000%	7/29/38	CHF	8,050	11,553
Canton of Zurich	0.250%	7/12/39	CHF	10,060	11,183
Swiss Confederation	4.000%	2/11/23	CHF	1,936	2,300
Swiss Confederation	1.250%	6/11/24	CHF	17,065	19,837
Swiss Confederation	1.500%	7/24/25	CHF	14,046	16,772
Swiss Confederation	1.250%	5/28/26	CHF	24,792	29,632
Swiss Confederation	3.250%	6/27/27	CHF	7,245	9,774
Swiss Confederation	4.000%	4/8/28	CHF	400	575
Swiss Confederation	0.000%	6/22/29	CHF	20,928	23,540
Swiss Confederation	0.500%	5/27/30	CHF	13,684	16,039
Swiss Confederation	2.250%	6/22/31	CHF	14,086	19,318
Swiss Confederation	0.500%	6/27/32	CHF	11,430	13,431
Swiss Confederation	3.500%	4/8/33	CHF	16,582	26,036
Swiss Confederation	0.000%	6/26/34	CHF	30,000	33,184
Swiss Confederation	2.500%	3/8/36	CHF	4,951	7,450
Swiss Confederation	1.250%	6/27/37	CHF	24,349	31,995
Swiss Confederation	0.000%	7/24/39	CHF	14,489	15,830
Swiss Confederation	1.500%	4/30/42	CHF	33,082	47,506
Swiss Confederation	0.500%	6/28/45	CHF	20,123	24,586
Swiss Confederation	4.000%	1/6/49	CHF	6,842	15,677
Swiss Confederation	0.500%	5/24/55	CHF	5,031	6,439
Swiss Confederation	0.500%	5/30/58	CHF	17,845	23,170
Swiss Confederation	2.000%	6/25/64	CHF	3,864	7,873
					471,752
Thailand (0.7%)
Bank of Thailand Bond	1.440%	9/16/22	THB	241,472	7,854
Bank of Thailand Bond	0.920%	3/23/23	THB	241,472	7,811
Kingdom of Thailand	2.000%	12/17/22	THB	80,491	2,649
Kingdom of Thailand	5.500%	3/13/23	THB	104,638	3,671
Kingdom of Thailand	3.625%	6/16/23	THB	499,043	17,072
Kingdom of Thailand	2.400%	12/17/23	THB	1,530,933	51,449
Kingdom of Thailand	0.750%	6/17/24	THB	1,609,814	51,782
Kingdom of Thailand	1.450%	12/17/24	THB	1,576,870	51,807
Kingdom of Thailand	0.950%	6/17/25	THB	1,742,944	56,088
Kingdom of Thailand	3.850%	12/12/25	THB	1,006,134	36,486
Kingdom of Thailand	2.125%	12/17/26	THB	782,944	26,410
Kingdom of Thailand	3.580%	12/17/27	THB	794,443	29,030
Kingdom of Thailand	5.670%	3/13/28	THB	96,589	3,960
Kingdom of Thailand	2.875%	12/17/28	THB	1,229,133	43,253
Kingdom of Thailand	4.875%	6/22/29	THB	1,400,538	56,114
Kingdom of Thailand	1.600%	12/17/29	THB	969,135	31,001
Kingdom of Thailand	3.650%	6/20/31	THB	990,036	37,184
Kingdom of Thailand	2.000%	12/17/31	THB	180,000	5,850
Kingdom of Thailand	3.775%	6/25/32	THB	1,213,800	46,295
Kingdom of Thailand	1.600%	6/17/35	THB	241,472	7,242
Kingdom of Thailand	1.585%	12/17/35	THB	410,982	12,209
Kingdom of Thailand	3.400%	6/17/36	THB	2,383,490	87,680
Kingdom of Thailand	4.260%	12/12/37	THB	222,960	8,581
Kingdom of Thailand	3.300%	6/17/38	THB	1,311,385	47,518
Kingdom of Thailand	3.800%	6/14/41	THB	120,736	4,694
Kingdom of Thailand	2.000%	6/17/42	THB	241,472	7,099
Kingdom of Thailand	4.675%	6/29/44	THB	604,485	25,985
Kingdom of Thailand	2.875%	6/17/46	THB	909,163	30,250
Kingdom of Thailand	1.875%	6/17/49	THB	234,400	6,227

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	4.000%	6/17/66	THB	289,546	11,732
	Kingdom of Thailand	3.600%	6/17/67	THB	1,885,494	70,249
						885,232
United Kingdom (4.5%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	564	1,022
[7]	LCR Finance plc	4.500%	12/7/28	GBP	6,037	10,464
[7]	LCR Finance plc	4.500%	12/7/38	GBP	1,288	2,621
[7]	LCR Finance plc	5.100%	3/7/51	GBP	5,393	13,643
	Transport for London	2.250%	8/9/22	GBP	725	1,023
	Transport for London	2.125%	4/24/25	GBP	4,025	5,846
	Transport for London	3.875%	7/23/42	GBP	644	1,157
	Transport for London	3.625%	5/15/45	GBP	3,945	6,961
	Transport for London	4.000%	4/7/64	GBP	3,663	7,707
	United Kingdom Gilt	0.500%	7/22/22	GBP	185,225	257,212
	United Kingdom Gilt	1.750%	9/7/22	GBP	86,303	121,887
	United Kingdom Gilt	0.750%	7/22/23	GBP	178,811	250,525
	United Kingdom Gilt	0.125%	1/31/24	GBP	326,174	449,533
	United Kingdom Gilt	5.000%	3/7/25	GBP	101,183	165,057
	United Kingdom Gilt	0.625%	6/7/25	GBP	23,571	33,001
	United Kingdom Gilt	0.125%	1/30/26	GBP	232,525	317,031
	United Kingdom Gilt	0.375%	10/22/26	GBP	38,671	53,030
	United Kingdom Gilt	1.250%	7/22/27	GBP	74,918	107,925
	United Kingdom Gilt	0.125%	1/31/28	GBP	202,975	270,953
	United Kingdom Gilt	1.625%	10/22/28	GBP	79	117
	United Kingdom Gilt	0.875%	10/22/29	GBP	90,993	126,604
	United Kingdom Gilt	4.750%	12/7/30	GBP	80,511	151,081
	United Kingdom Gilt	0.250%	7/31/31	GBP	48,295	62,076
	United Kingdom Gilt	4.250%	6/7/32	GBP	91,390	169,577
	United Kingdom Gilt	4.500%	9/7/34	GBP	83,892	164,914
	United Kingdom Gilt	0.625%	7/31/35	GBP	43,377	55,458
	United Kingdom Gilt	4.250%	3/7/36	GBP	86,126	169,214
	United Kingdom Gilt	1.750%	9/7/37	GBP	212,737	316,529
	United Kingdom Gilt	4.750%	12/7/38	GBP	13,449	29,024
	United Kingdom Gilt	4.250%	9/7/39	GBP	54,570	112,733
	United Kingdom Gilt	4.250%	12/7/40	GBP	63,705	133,549
	United Kingdom Gilt	1.250%	10/22/41	GBP	53,929	73,593
	United Kingdom Gilt	4.500%	12/7/42	GBP	76,547	169,301
	United Kingdom Gilt	3.250%	1/22/44	GBP	195,029	370,983
	United Kingdom Gilt	3.500%	1/22/45	GBP	73,988	147,314
	United Kingdom Gilt	4.250%	12/7/46	GBP	84,999	191,300
	United Kingdom Gilt	1.500%	7/22/47	GBP	95,221	136,043
	United Kingdom Gilt	1.750%	1/22/49	GBP	26,683	40,344
	United Kingdom Gilt	4.250%	12/7/49	GBP	58,437	136,694
	United Kingdom Gilt	0.625%	10/22/50	GBP	130,837	149,137
	United Kingdom Gilt	1.250%	7/31/51	GBP	71,833	96,367
	United Kingdom Gilt	3.750%	7/22/52	GBP	74,937	167,627
	United Kingdom Gilt	1.625%	10/22/54	GBP	82,537	123,226
	United Kingdom Gilt	4.250%	12/7/55	GBP	28,688	72,365
	United Kingdom Gilt	1.750%	7/22/57	GBP	82,492	129,629
	United Kingdom Gilt	4.000%	1/22/60	GBP	86,528	220,763
	United Kingdom Gilt	0.500%	10/22/61	GBP	12,074	12,823
	United Kingdom Gilt	2.500%	7/22/65	GBP	74,213	147,469
	United Kingdom Gilt	3.500%	7/22/68	GBP	45,127	114,284

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	1.625%	10/22/71	GBP	56,784	93,207
					6,159,943
Total Sovereign Bonds (Cost $98,463,108)					104,332,812

Total International Bond Index Fund
Coupon	Currency	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[14]	Vanguard Market Liquidity Fund (Cost $874,695)	0.068%	USD	8,747,154	874,715
Total Investments (97.6%) (Cost $124,804,716)	132,741,100
Other Assets and Liabilities—Net (2.4%)	3,243,378
Net Assets (100.0%)	135,984,478
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $19,996,677,000, representing 14.7% of net assets.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Government of the United Kingdom.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
9	Securities with a value of $219,510,000 have been pledged as collateral for open forward currency contracts.
10	Securities with a value of $3,391,601,000 have been segregated as collateral for open forward currency contracts.
11	Securities with a value of $7,319,000 have been segregated as initial margin for open futures contracts.
12	Guaranteed by the Federal Republic of Germany.
13	Guaranteed by the European Union.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNY—Chinese renminbi.
COP—Colombia Peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	262	34,592	(293)
5-Year U.S. Treasury Note	June 2021	170	21,069	(169)
KRW 10-Year Treasury Bond	June 2021	1,275	143,794	(727)
KRW 3-Year Treasury Bond	June 2021	2,727	271,634	(71)
Long U.S. Treasury Bond	June 2021	65	10,221	(219)
Ultra 10-Year U.S. Treasury Note	June 2021	215	31,293	(713)
Ultra Long U.S. Treasury Bond	June 2021	147	27,328	(572)
				(2,764)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	6/2/21	CAD	150,000	USD	121,938	105	—
Citibank, N.A.	5/4/21	CAD	50,000	USD	39,792	887	—
JPMorgan Chase Bank, N.A.	6/2/21	CAD	10,000	USD	8,129	7	—
State Street Bank & Trust Co.	5/7/21	CNY	7,325,528	USD	1,132,317	—	(848)
Citibank, N.A.	5/4/21	COP	1,282,162,800	USD	343,927	—	(2,382)
Toronto-Dominion Bank	5/4/21	COP	662,000,000	USD	177,937	—	(1,593)
Royal Bank of Canada	5/4/21	COP	656,570,607	USD	176,056	—	(1,158)
BNP Paribas	5/4/21	COP	103,367,807	USD	27,877	—	(342)
BNP Paribas	5/4/21	CZK	8,800,000	USD	410,984	—	(1,890)
Morgan Stanley Capital Services Inc.	5/4/21	EUR	8,000,000	USD	9,672,330	—	(53,602)
Bank of America, N.A.	5/4/21	EUR	8,000,000	USD	9,665,000	—	(46,272)
Deutsche Bank AG	5/4/21	EUR	7,000,000	USD	8,472,519	—	(56,132)
Goldman Sachs & Co.	5/4/21	EUR	3,000,000	USD	3,629,900	—	(22,877)
UBS AG	5/4/21	EUR	2,000,000	USD	2,417,900	—	(13,218)
State Street Bank & Trust Co.	6/2/21	EUR	1,570,000	USD	1,895,828	—	(7,063)
Citibank, N.A.	5/4/21	EUR	1,000,000	USD	1,208,700	—	(6,359)
BNP Paribas	5/4/21	EUR	1,000,000	USD	1,207,100	—	(4,759)
HSBC Bank plc	5/4/21	EUR	1,000,000	USD	1,207,000	—	(4,659)
Goldman Sachs & Co.	5/4/21	EUR	580,000	USD	681,614	15,744	—
Toronto-Dominion Bank	6/2/21	EUR	420,000	USD	507,303	—	(2,029)
Morgan Stanley Capital Services Inc.	5/5/21	GBP	4,694,017	USD	6,499,101	—	(16,364)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	5/5/21	GBP	3,140,000	USD	4,347,487	—	(10,947)
Morgan Stanley Capital Services Inc.	6/2/21	GBP	250,000	USD	346,158	—	(870)
JPMorgan Chase Bank, N.A.	5/5/21	GBP	10,000	USD	13,798	12	—
State Street Bank & Trust Co.	5/5/21	GBP	10,000	USD	13,788	22	—
Bank of America, N.A.	5/4/21	HUF	83,848,251	USD	281,464	—	(1,442)
Standard Chartered Bank	5/4/21	IDR	15,291,745,000	USD	1,056,425	1,817	—
JPMorgan Chase Bank, N.A.	5/4/21	ILS	30,000	USD	9,000	236	—
Standard Chartered Bank	5/7/21	JPY	850,000,000	USD	7,776,405	1,441	—
BNP Paribas	5/7/21	JPY	530,000,000	USD	4,848,818	898	—
Morgan Stanley Capital Services Inc.	5/7/21	JPY	416,000,000	USD	3,820,022	—	(13,453)
BNP Paribas	5/7/21	JPY	208,000,000	USD	1,909,348	—	(6,063)
HSBC Bank plc	5/7/21	JPY	165,944,738	USD	1,520,476	—	(2,014)
Toronto-Dominion Bank	5/7/21	JPY	120,000,000	USD	1,097,845	203	—
Deutsche Bank AG	5/7/21	JPY	108,000,000	USD	991,462	—	(3,218)
Goldman Sachs & Co.	5/7/21	JPY	108,000,000	USD	991,098	—	(2,854)
HSBC Bank plc	6/2/21	JPY	43,790,000	USD	401,305	—	(529)
State Street Bank & Trust Co.	5/7/21	JPY	4,900,000	USD	44,286	551	—
BNP Paribas	5/4/21	KRW	7,748,267,074	USD	6,987,230	—	(21,449)
BNP Paribas	5/4/21	KRW	207,100,000	USD	183,224	2,965	—
BNP Paribas	6/2/21	KRW	18,000,000	USD	16,216	—	(34)
BNP Paribas	5/4/21	MXN	450,000	USD	21,927	278	—
BNP Paribas	5/4/21	MYR	3,957,818	USD	965,161	834	—
Toronto-Dominion Bank	5/4/21	PEN	710,472	USD	187,353	362	—
Citibank, N.A.	5/4/21	PEN	651,000	USD	171,105	896	—
BNP Paribas	5/5/21	PLN	2,475,503	USD	655,363	—	(2,560)
BNP Paribas	6/2/21	PLN	310,000	USD	81,825	—	(66)
UBS AG	5/4/21	RUB	60,727,000	USD	810,995	—	(3,949)
Citibank, N.A.	5/4/21	RUB	11,238,000	USD	150,000	—	(650)
JPMorgan Chase Bank, N.A.	5/4/21	SGD	20,000	USD	14,883	145	—
BNP Paribas	5/6/21	THB	28,389,736	USD	906,058	5,649	—
JPMorgan Chase Bank, N.A.	5/6/21	THB	1,571,125	USD	50,116	339	—
BNP Paribas	5/6/21	THB	1,320,000	USD	42,413	—	(23)
State Street Bank & Trust Co.	5/6/21	THB	183,020	USD	5,868	10	—

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/2/21	USD	2,560,129	AUD	3,305,211	13,572	—
State Street Bank & Trust Co.	5/4/21	USD	1,375,779	AUD	1,806,055	—	(15,537)
BNP Paribas	5/4/21	USD	1,289,567	AUD	1,691,088	—	(13,181)
Citibank, N.A.	5/4/21	USD	886,136	AUD	1,163,275	—	(10,006)
National Australia Bank Ltd.	6/2/21	USD	710,725	AUD	918,223	3,264	—
Commonwealth Bank of Australia	6/2/21	USD	696,836	AUD	902,000	1,874	—
Citibank, N.A.	6/2/21	USD	489,636	AUD	633,797	1,315	—
UBS AG	5/4/21	USD	377,447	AUD	495,500	—	(4,267)
Commonwealth Bank of Australia	5/4/21	USD	295,020	AUD	387,287	—	(3,331)
Bank of America, N.A.	5/4/21	USD	204,635	AUD	270,000	—	(3,363)
JPMorgan Chase Bank, N.A.	6/2/21	USD	189,510	AUD	245,306	510	—
National Australia Bank Ltd.	5/4/21	USD	107,661	AUD	141,333	—	(1,216)
BNP Paribas	6/2/21	USD	38,628	AUD	50,000	104	—
JPMorgan Chase Bank, N.A.	5/4/21	USD	38,106	AUD	50,000	—	(412)
Toronto-Dominion Bank	6/2/21	USD	5,021,774	CAD	6,177,499	—	(4,373)
Toronto-Dominion Bank	5/4/21	USD	4,614,930	CAD	5,800,000	—	(103,800)
State Street Bank & Trust Co.	5/4/21	USD	2,768,370	CAD	3,479,986	—	(62,857)
Royal Bank of Canada	6/2/21	USD	1,628,938	CAD	2,000,000	1,695	—
Bank of America, N.A.	6/2/21	USD	1,036,698	CAD	1,272,487	1,375	—
Royal Bank of Canada	5/4/21	USD	174,901	CAD	220,000	—	(4,085)
Morgan Stanley Capital Services Inc.	6/2/21	USD	1,630,862	CHF	1,486,329	1,949	—
Morgan Stanley Capital Services Inc.	5/4/21	USD	1,570,261	CHF	1,476,329	—	(46,467)
JPMorgan Chase Bank, N.A.	5/4/21	USD	10,633	CHF	10,000	—	(318)
State Street Bank & Trust Co.	6/2/21	USD	1,130,256	CNY	7,325,528	821	—
State Street Bank & Trust Co.	5/7/21	USD	1,112,119	CNY	7,325,528	—	(19,350)
Citibank, N.A.	5/4/21	USD	345,396	COP	1,282,162,800	3,852	—
Toronto-Dominion Bank	5/4/21	USD	178,657	COP	662,000,000	2,313	—
Royal Bank of Canada	5/4/21	USD	176,624	COP	656,570,607	1,726	—
Citibank, N.A.	6/2/21	USD	171,158	COP	638,000,000	1,471	—
Toronto-Dominion Bank	6/2/21	USD	99,726	COP	370,000,000	1,319	—
Royal Bank of Canada	6/2/21	USD	49,904	COP	185,000,000	700	—
BNP Paribas	6/2/21	USD	27,838	COP	103,367,807	345	—

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/4/21	USD	27,637	COP	103,367,807	102	—
BNP Paribas	6/2/21	USD	410,991	CZK	8,800,000	1,888	—
Deutsche Bank AG	5/4/21	USD	340,226	CZK	7,580,000	—	(12,153)
BNP Paribas	5/4/21	USD	28,819	CZK	630,000	—	(468)
Bank of America, N.A.	5/4/21	USD	27,252	CZK	590,000	—	(176)
Toronto-Dominion Bank	6/2/21	USD	726,697	DKK	4,468,700	3,847	—
Morgan Stanley Capital Services Inc.	5/4/21	USD	704,714	DKK	4,468,700	—	(17,780)
State Street Bank & Trust Co.	5/4/21	USD	12,402,318	EUR	10,555,074	—	(288,479)
Morgan Stanley Capital Services Inc.	6/2/21	USD	12,760,231	EUR	10,550,000	68,211	—
Deutsche Bank AG	6/2/21	USD	12,108,508	EUR	10,000,000	78,158	—
Toronto-Dominion Bank	5/4/21	USD	11,756,413	EUR	10,000,000	—	(266,997)
State Street Bank & Trust Co.	6/2/21	USD	10,880,569	EUR	9,000,000	53,254	—
Morgan Stanley Capital Services Inc.	5/4/21	USD	10,389,474	EUR	8,830,000	—	(227,197)
BNP Paribas	5/4/21	USD	9,638,982	EUR	8,200,000	—	(220,215)
Bank of America, N.A.	6/2/21	USD	9,670,723	EUR	8,000,000	46,443	—
Bank of America, N.A.	5/4/21	USD	9,416,225	EUR	8,000,000	—	(202,503)
Royal Bank of Canada	5/4/21	USD	8,824,088	EUR	7,500,000	—	(193,471)
Toronto-Dominion Bank	6/2/21	USD	6,022,360	EUR	5,000,000	7,185	—
Royal Bank of Canada	6/2/21	USD	5,781,471	EUR	4,800,000	6,903	—
Goldman Sachs & Co.	6/2/21	USD	4,842,179	EUR	4,000,000	30,039	—
Standard Chartered Bank	5/4/21	USD	4,703,887	EUR	4,000,000	—	(105,477)
BNP Paribas	6/2/21	USD	3,726,237	EUR	3,090,622	8,111	—
Standard Chartered Bank	6/2/21	USD	3,613,420	EUR	3,000,000	4,315	—
Deutsche Bank AG	5/4/21	USD	3,520,556	EUR	3,000,000	—	(86,467)
UBS AG	6/2/21	USD	2,419,306	EUR	2,000,000	13,236	—
JPMorgan Chase Bank, N.A.	6/2/21	USD	1,523,667	EUR	1,265,000	1,828	—
UBS AG	5/4/21	USD	1,278,290	EUR	1,087,000	—	(28,654)
Citibank, N.A.	5/4/21	USD	1,245,211	EUR	1,060,000	—	(29,270)
Citibank, N.A.	6/2/21	USD	1,209,413	EUR	1,000,000	6,378	—
HSBC Bank plc	6/2/21	USD	1,207,718	EUR	1,000,000	4,683	—
Goldman Sachs & Co.	5/4/21	USD	1,174,206	EUR	1,000,000	—	(28,135)
Barclays Bank plc	6/2/21	USD	240,894	EUR	200,000	287	—
Royal Bank of Canada	5/4/21	USD	132,315	EUR	110,000	57	—
State Street Bank & Trust Co.	5/4/21	USD	96,315	EUR	80,000	128	—
JPMorgan Chase Bank, N.A.	5/4/21	USD	74,732	EUR	63,548	—	(1,675)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	5/5/21	USD	8,145,062	GBP	5,903,017	—	(7,380)
Morgan Stanley Capital Services Inc.	6/2/21	USD	6,499,500	GBP	4,694,017	16,358	—
JPMorgan Chase Bank, N.A.	6/2/21	USD	4,403,112	GBP	3,180,000	11,054	—
Toronto-Dominion Bank	5/5/21	USD	2,609,270	GBP	1,891,000	—	(2,322)
Morgan Stanley Capital Services Inc.	5/5/21	USD	346,138	GBP	250,000	872	—
Royal Bank of Canada	5/5/21	USD	41,375	GBP	30,000	—	(57)
State Street Bank & Trust Co.	5/5/21	USD	27,713	GBP	20,000	91	—
Citibank, N.A.	5/5/21	USD	13,742	GBP	10,000	—	(69)
JPMorgan Chase Bank, N.A.	6/2/21	USD	42,687	HKD	331,500	6	—
Toronto-Dominion Bank	5/4/21	USD	42,645	HKD	331,500	—	(32)
Bank of America, N.A.	6/2/21	USD	281,345	HUF	83,848,251	1,443	—
BNP Paribas	5/4/21	USD	256,606	HUF	79,558,251	—	(9,089)
JPMorgan Chase Bank, N.A.	5/4/21	USD	28,458	HUF	8,580,000	—	(196)
Standard Chartered Bank	6/2/21	USD	1,061,856	IDR	15,417,745,000	—	(2,222)
Standard Chartered Bank	5/4/21	USD	1,053,027	IDR	15,291,745,000	—	(5,215)
BNP Paribas	6/2/21	USD	451,217	ILS	1,462,569	828	—
BNP Paribas	5/4/21	USD	438,248	ILS	1,462,569	—	(12,016)
UBS AG	5/4/21	USD	9,113	ILS	30,000	—	(123)
Standard Chartered Bank	6/2/21	USD	7,777,843	JPY	850,000,000	—	(1,550)
Standard Chartered Bank	5/7/21	USD	7,423,265	JPY	820,000,000	—	(80,069)
BNP Paribas	5/7/21	USD	5,732,903	JPY	632,820,000	—	(57,658)
BNP Paribas	6/2/21	USD	4,849,714	JPY	530,000,000	—	(966)
Morgan Stanley Capital Services Inc.	6/2/21	USD	3,820,783	JPY	416,000,000	13,456	—
Morgan Stanley Capital Services Inc.	5/7/21	USD	2,959,899	JPY	327,450,000	—	(36,403)
Toronto-Dominion Bank	5/7/21	USD	2,375,205	JPY	262,424,738	—	(26,086)
Deutsche Bank AG	5/7/21	USD	2,014,533	JPY	222,990,000	—	(25,916)
BNP Paribas	6/2/21	USD	1,909,714	JPY	208,000,000	6,052	—
HSBC Bank plc	6/2/21	USD	1,520,768	JPY	165,944,738	2,005	—
Toronto-Dominion Bank	6/2/21	USD	1,098,047	JPY	120,000,000	—	(220)
Goldman Sachs & Co.	5/7/21	USD	993,265	JPY	110,000,000	—	(13,280)
Deutsche Bank AG	6/2/21	USD	991,654	JPY	108,000,000	3,213	—
Goldman Sachs & Co.	6/2/21	USD	991,290	JPY	108,000,000	2,850	—
Bank of America, N.A.	5/7/21	USD	906,828	JPY	100,000,000	—	(8,213)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	5/7/21	USD	401,228	JPY	43,790,000	531	—
JPMorgan Chase Bank, N.A.	5/7/21	USD	237,970	JPY	26,300,000	—	(2,686)
BNP Paribas	5/7/21	USD	81,928	JPY	8,860,000	856	—
Royal Bank of Canada	6/2/21	USD	53,299	JPY	5,820,000	33	—
BNP Paribas	5/4/21	USD	3,584,783	KRW	3,977,683,537	8,802	—
BNP Paribas	5/4/21	USD	3,510,459	KRW	3,977,683,537	—	(65,524)
BNP Paribas	6/2/21	USD	3,402,148	KRW	3,770,583,537	12,392	—
State Street Bank & Trust Co.	5/4/21	USD	783,364	MXN	16,074,547	—	(9,815)
State Street Bank & Trust Co.	6/2/21	USD	772,987	MXN	15,624,547	4,480	—
BNP Paribas	5/4/21	USD	954,924	MYR	3,957,818	—	(11,072)
BNP Paribas	6/2/21	USD	961,028	MYR	3,945,818	—	(830)
Toronto-Dominion Bank	6/2/21	USD	240,737	NOK	2,000,000	456	—
Toronto-Dominion Bank	5/4/21	USD	234,297	NOK	2,000,000	—	(5,974)
Barclays Bank plc	6/2/21	USD	93,437	NOK	770,356	886	—
Barclays Bank plc	5/4/21	USD	90,281	NOK	770,356	—	(2,266)
State Street Bank & Trust Co.	6/2/21	USD	507,719	NZD	703,879	4,083	—
BNP Paribas	5/4/21	USD	471,501	NZD	673,879	—	(10,716)
Morgan Stanley Capital Services Inc.	5/4/21	USD	20,967	NZD	30,000	—	(501)
BNP Paribas	6/2/21	USD	7,174	NZD	10,000	19	—
Toronto-Dominion Bank	5/4/21	USD	106,836	PEN	404,736	—	(100)
Toronto-Dominion Bank	6/2/21	USD	106,636	PEN	404,736	—	(363)
Citibank, N.A.	5/4/21	USD	100,080	PEN	375,000	1,001	—
Toronto-Dominion Bank	5/4/21	USD	81,231	PEN	305,736	452	—
Citibank, N.A.	5/4/21	USD	72,854	PEN	276,000	—	(68)
Citibank, N.A.	6/2/21	USD	72,110	PEN	276,000	—	(856)
BNP Paribas	6/2/21	USD	655,441	PLN	2,475,503	2,555	—
Deutsche Bank AG	5/5/21	USD	563,883	PLN	2,235,503	—	(25,630)
BNP Paribas	5/5/21	USD	81,815	PLN	310,000	66	—
BNP Paribas	5/5/21	USD	62,800	PLN	240,000	—	(489)
UBS AG	5/4/21	USD	472,066	RUB	35,982,500	—	(6,131)
UBS AG	5/4/21	USD	330,251	RUB	24,744,500	1,403	—
UBS AG	6/1/21	USD	329,525	RUB	24,744,500	1,877	—
Citibank, N.A.	6/1/21	USD	182,746	RUB	13,738,000	839	—
Citibank, N.A.	5/4/21	USD	149,987	RUB	11,238,000	637	—
Royal Bank of Canada	5/4/21	USD	1,113,140	SEK	9,700,000	—	(32,717)
Royal Bank of Canada	6/2/21	USD	1,123,765	SEK	9,500,000	1,246	—
UBS AG	6/2/21	USD	221,893	SEK	1,864,545	1,579	—
Toronto-Dominion Bank	5/4/21	USD	190,610	SEK	1,664,545	—	(6,022)

Total International Bond Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
HSBC Bank plc	6/2/21	USD	605,781	SGD	804,641	1,197	—
HSBC Bank plc	5/4/21	USD	575,938	SGD	774,641	—	(6,161)
BNP Paribas	5/4/21	USD	37,220	SGD	50,000	—	(352)
BNP Paribas	6/2/21	USD	827,456	THB	25,960,539	—	(6,101)
BNP Paribas	5/6/21	USD	737,210	THB	23,030,861	—	(2,400)
BNP Paribas	5/6/21	USD	248,394	THB	7,500,000	7,539	—
JPMorgan Chase Bank, N.A.	6/2/21	USD	50,050	THB	1,571,125	—	(396)
Morgan Stanley Capital Services Inc.	5/6/21	USD	23,900	THB	750,000	—	(186)
						517,816	(2,799,786)

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $123,930,021)	131,866,385
Affiliated Issuers (Cost $874,695)	874,715
Total Investments in Securities	132,741,100
Investment in Vanguard	4,930
Cash	17
Foreign Currency, at Value (Cost $3,305,388)	3,144,852
Receivables for Investment Securities Sold	1,664,646
Receivables for Accrued Income	786,384
Receivables for Capital Shares Issued	120,893
Variation Margin Receivable—Futures Contracts	98
Unrealized Appreciation—Forward Currency Contracts	517,816
Other Assets	26,958
Total Assets	139,007,694
Liabilities
Payables for Investment Securities Purchased	184,844
Payables for Capital Shares Redeemed	31,305
Payables for Distributions	1,544
Payables to Vanguard	5,737
Unrealized Depreciation—Forward Currency Contracts	2,799,786
Total Liabilities	3,023,216
Net Assets	135,984,478

Total International Bond Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	128,381,606
Total Distributable Earnings (Loss)	7,602,872
Net Assets	135,984,478

Investor Shares—Net Assets
Applicable to 2,914,697,555 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,147,639
Net Asset Value Per Share—Investor Shares	$11.37

ETF Shares—Net Assets
Applicable to 721,306,665 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,980,056
Net Asset Value Per Share—ETF Shares	$56.81

Admiral Shares—Net Assets
Applicable to 2,209,245,013 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,235,851
Net Asset Value Per Share—Admiral Shares	$22.74

Institutional Shares—Net Assets
Applicable to 340,563,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,620,932
Net Asset Value Per Share—Institutional Shares	$34.12

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1,2]	735,935
Total Income	735,935
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,681
Management and Administrative—Investor Shares	19,441
Management and Administrative—ETF Shares	13,240
Management and Administrative—Admiral Shares	24,949
Management and Administrative—Institutional Shares	9,088
Marketing and Distribution—Investor Shares	1,217
Marketing and Distribution—ETF Shares	754
Marketing and Distribution—Admiral Shares	1,115
Marketing and Distribution—Institutional Shares	464
Custodian Fees	2,555
Shareholders’ Reports—Investor Shares	39
Shareholders’ Reports—ETF Shares	—
Shareholders’ Reports—Admiral Shares	85
Shareholders’ Reports—Institutional Shares	7
Trustees’ Fees and Expenses	14
Total Expenses	74,649
Net Investment Income	661,286
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	4,232,078
Futures Contracts	(10,281)
Forward Currency Contracts	(1,444,562)
Foreign Currencies	52,366
Realized Net Gain (Loss)	2,829,601
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,942,196)
Futures Contracts	(1,866)
Forward Currency Contracts	(2,292,748)
Foreign Currencies	(170,161)
Change in Unrealized Appreciation (Depreciation)	(6,406,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,916,084)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $588,000, $137,000, and ($137,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $14,601,000.
3	Includes $2,787,947,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	661,286	1,436,037
Realized Net Gain (Loss)	2,829,601	(5,116,161)
Change in Unrealized Appreciation (Depreciation)	(6,406,971)	8,349,859
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,916,084)	4,669,735
Distributions
Investor Shares	(193,995)	(962,557)
ETF Shares	(229,421)	(823,228)
Admiral Shares	(296,863)	(1,661,774)
Institutional Shares	(189,221)	(1,181,533)
Total Distributions	(909,500)	(4,629,092)
Capital Share Transactions
Investor Shares	1,961,283	2,019,259
ETF Shares	8,039,589	9,974,916
Admiral Shares	704,683	(1,030,090)
Institutional Shares	(28,257,114)	5,907,531
Net Increase (Decrease) from Capital Share Transactions	(17,551,559)	16,871,616
Total Increase (Decrease)	(21,377,143)	16,912,259
Net Assets
Beginning of Period	157,361,621	140,449,362
End of Period	135,984,478	157,361,621

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.66	$11.68	$10.90	$10.96	$11.02	$10.61
Investment Operations
Net Investment Income	.048[1]	.109[1]	.121[1]	.113[1]	.114[1]	.135
Net Realized and Unrealized Gain (Loss) on Investments	(.271)	.240	.988	.068	.011	.432
Total from Investment Operations	(.223)	.349	1.109	.181	.125	.567
Distributions
Dividends from Net Investment Income	(.049)	(.369)	(.329)	(.241)	(.185)	(.157)
Distributions from Realized Capital Gains	(.018)	—	—	—	—	—
Total Distributions	(.067)	(.369)	(.329)	(.241)	(.185)	(.157)
Net Asset Value, End of Period	$11.37	$11.66	$11.68	$10.90	$10.96	$11.02
Total Return[2]	-1.92%	3.09%	10.39%	1.68%	1.16%	5.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,148	$32,054	$30,053	$27,299	$25,603	$21,521
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.84%	0.95%	1.07%	1.03%	1.05%	1.18%
Portfolio Turnover Rate	13%[3]	31%[3]	26%	22%	19%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$58.27	$58.34	$54.47	$54.75	$55.09	$53.04
Investment Operations
Net Investment Income	.255[1]	.572[1]	.630[1]	.584[1]	.578[1]	.697[1]
Net Realized and Unrealized Gain (Loss) on Investments	(1.356)	1.232	4.913	.356	.038	2.175
Total from Investment Operations	(1.101)	1.804	5.543	.940	.616	2.872
Distributions
Dividends from Net Investment Income	(.270)	(1.874)	(1.673)	(1.220)	(.956)	(.822)
Distributions from Realized Capital Gains	(.089)	—	—	—	—	—
Total Distributions	(.359)	(1.874)	(1.673)	(1.220)	(.956)	(.822)
Net Asset Value, End of Period	$56.81	$58.27	$58.34	$54.47	$54.75	$55.09
Total Return	-1.90%	3.20%	10.40%	1.74%	1.15%	5.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,980	$33,941	$23,911	$12,092	$8,504	$5,692
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.89%	0.99%	1.12%	1.07%	1.07%	1.21%
Portfolio Turnover Rate	13%[2]	31%[2]	26%	22%	19%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.32	$23.35	$21.79	$21.91	$22.04	$21.21
Investment Operations
Net Investment Income	.099[1]	.223[1]	.246[1]	.230[1]	.231[1]	.277[1]
Net Realized and Unrealized Gain (Loss) on Investments	(.542)	.489	1.976	.137	.017	.874
Total from Investment Operations	(.443)	.712	2.222	.367	.248	1.151
Distributions
Dividends from Net Investment Income	(.101)	(.742)	(.662)	(.487)	(.378)	(.321)
Distributions from Realized Capital Gains	(.036)	—	—	—	—	—
Total Distributions	(.137)	(.742)	(.662)	(.487)	(.378)	(.321)
Net Asset Value, End of Period	$22.74	$23.32	$23.35	$21.79	$21.91	$22.04
Total Return[2]	-1.91%	3.15%	10.41%	1.70%	1.16%	5.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,236	$50,818	$51,889	$43,550	$36,072	$20,572
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.97%	1.09%	1.05%	1.07%	1.21%
Portfolio Turnover Rate	13%[3]	31%[3]	26%	22%	19%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.99	$35.03	$32.70	$32.88	$33.07	$31.83
Investment Operations
Net Investment Income	.160[1]	.348[1]	.382[1]	.358[1]	.360[1]	.431[1]
Net Realized and Unrealized Gain (Loss) on Investments	(.820)	.739	2.954	.206	.033	1.306
Total from Investment Operations	(.660)	1.087	3.336	.564	.393	1.737
Distributions
Dividends from Net Investment Income	(.156)	(1.127)	(1.006)	(.744)	(.583)	(.497)
Distributions from Realized Capital Gains	(.054)	—	—	—	—	—
Total Distributions	(.210)	(1.127)	(1.006)	(.744)	(.583)	(.497)
Net Asset Value, End of Period	$34.12	$34.99	$35.03	$32.70	$32.88	$33.07
Total Return	-1.90%	3.21%	10.42%	1.74%	1.22%	5.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,621	$40,548	$34,596	$28,196	$24,365	$16,773
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.92%	1.01%	1.13%	1.09%	1.11%	1.26%
Portfolio Turnover Rate	13%[2]	31%[2]	26%	22%	19%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through April 30, 2021.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Total International Bond Index Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset

Total International Bond Index Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 113% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	49,261	(261,969)	(212,708)	303,879	—	—
Barclays Bank plc	1,173	(2,266)	(1,093)	2,322	—	—
BNP Paribas	60,283	(448,263)	(387,980)	522,148	—	—
Citibank, N.A.	17,381	(49,660)	(32,279)	57,060	—	—
Commonwealth Bank of Australia	1,874	(3,331)	(1,457)	6,182	—	—
Deutsche Bank AG	81,371	(209,516)	(128,145)	198,208	—	—
Goldman Sachs & Co.	48,633	(67,146)	(18,513)	34,923	—	—
HSBC Bank plc	8,416	(13,363)	(4,947)	8,419	—	—
JPMorgan Chase Bank, N.A.	14,137	(16,630)	(2,493)	7,090	—	—
Morgan Stanley Capital Services Inc.	100,846	(420,203)	(319,357)	527,429	—	—
National Australia Bank Ltd.	3,264	(1,216)	2,048	2,704	—	2,048
Royal Bank of Canada	12,360	(231,488)	(219,128)	319,806	—	—
Standard Chartered Bank	7,573	(194,533)	(186,960)	263,021	—	—
State Street Bank & Trust Co.	77,012	(403,949)	(326,937)	527,084	—	—
Toronto-Dominion Bank	16,137	(419,911)	(403,774)	552,115	—	—
UBS AG	18,095	(56,342)	(38,247)	59,211	—	—
Exchange-Traded Futures Contracts	98	—	98	7,319	—	—
Total	517,914	(2,799,786)	(2,281,872)	3,398,920	—	2,048
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.

Total International Bond Index Fund
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Total International Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $4,930,000, representing less than 0.01% of the fund’s net assets and 1.97% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,190	—	2,190
Asset-Backed/Commercial Mortgage-Backed Securities	—	334	—	334
Corporate Bonds	—	27,531,049	—	27,531,049
Sovereign Bonds	—	104,332,812	—	104,332,812
Temporary Cash Investments	874,715	—	—	874,715
Total	874,715	131,866,385	—	132,741,100
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	517,816	—	517,816
Liabilities
Futures Contracts[1]	2,764	—	—	2,764
Forward Currency Contracts	—	2,799,786	—	2,799,786
Total	2,764	2,799,786	—	2,802,550
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	517,816	517,816
Total Assets	—	517,816	517,816

Unrealized Depreciation—Futures Contracts[1]	2,764	—	2,764
Unrealized Depreciation—Forward Currency Contracts	—	2,799,786	2,799,786
Total Liabilities	2,764	2,799,786	2,802,550
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(10,281)	—	(10,281)
Forward Currency Contracts	—	(1,444,562)	(1,444,562)
Realized Net Gain (Loss) on Derivatives	(10,281)	(1,444,562)	(1,454,843)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,866)	—	(1,866)
Forward Currency Contracts	—	(2,292,748)	(2,292,748)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,866)	(2,292,748)	(2,294,614)
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	125,555,073
Gross Unrealized Appreciation	8,732,741
Gross Unrealized Depreciation	(3,831,448)
Net Unrealized Appreciation (Depreciation)	4,901,293
F.	During the six months ended April 30, 2021, the fund purchased $22,746,744,000 of investment securities and sold $48,595,029,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $0 and $549,000, respectively. Purchases and sales include $0 and $29,998,875,000, respectively, in connection with in-kind purchases and redemptions of the fund's captial shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,658,638	227,669	6,123,482	532,351
Issued in Lieu of Cash Distributions	193,995	16,755	962,557	84,531
Redeemed	(891,350)	(78,013)	(5,066,780)	(442,293)
Net Increase (Decrease)—Investor Shares	1,961,283	166,411	2,019,259	174,589

Total International Bond Index Fund
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,188,185	141,421	10,940,085	189,708
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(148,596)	(2,575)	(965,169)	(17,075)
Net Increase (Decrease)—ETF Shares	8,039,589	138,846	9,974,916	172,633
Admiral Shares
Issued	5,443,906	234,322	10,651,240	463,441
Issued in Lieu of Cash Distributions	285,870	12,348	1,596,357	70,148
Redeemed	(5,025,093)	(216,606)	(13,277,687)	(576,941)
Net Increase (Decrease)—Admiral Shares	704,683	30,064	(1,030,090)	(43,352)
Institutional Shares
Issued	5,330,166	152,972	13,895,895	402,516
Issued in Lieu of Cash Distributions	187,035	5,353	1,168,846	34,210
Redeemed	(33,774,315)	(976,536)	(9,157,210)	(265,472)
Net Increase (Decrease)—Institutional Shares	(28,257,114)	(818,211)	5,907,531	171,254
At April 30, 2021, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 31% of the fund's net assets. If any of these shareholders were to redeem their invesment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2013; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q12312 062021

Semiannual Report   |   April 30, 2021
Vanguard Total International Bond II Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	142
Liquidity Risk Management	143

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Total International Bond II Index Fund	Beginning Account Value 2/17/2021	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$997.50	$0.22
Admiral™ Shares	1,000.00	997.50	0.19
Institutional Shares	1,000.00	987.30	0.14
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.15	$0.23
Admiral Shares	1,000.00	1,024.25	0.19
Institutional Shares	1,000.00	1,024.45	0.14
The calculations are based on expenses incurred in the period from the inception on February 17, 2021 for Institutional Shares, February 26, 2021 for Investor and Admiral Shares, through April 30, 2021. The fund’s annualized expense ratios for that period are 0.13% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (72/365, 63/365).
2

Total International Bond II Index Fund
Fund Allocation
As of April 30, 2021
Japan	17.1%
France	12.3
Germany	11.1
Italy	8.1
United Kingdom	7.6
Canada	5.9
Spain	5.6
Supranational	3.6
Australia	3.2
United States	3.0
Netherlands	2.9
South Korea	2.6
Belgium	2.2
Switzerland	1.4
Austria	1.3
Sweden	1.3
Other	10.8
The table reflects the fund’s investments, except short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Total International Bond II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority (Cost $547)	5.625%	6/7/32	GBP	273	531
Corporate Bonds (19.5%)
Australia (0.4%)
Amcor UK Finance plc	1.125%	6/23/27	EUR	975	1,224
Ampol Ltd.	4.000%	4/17/25	AUD	2,750	2,288
APT Pipelines Ltd.	4.250%	11/26/24	GBP	195	299
APT Pipelines Ltd.	2.000%	3/22/27	EUR	1,638	2,163
APT Pipelines Ltd.	3.500%	3/22/30	GBP	741	1,128
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	585	749
Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	2,000	2,729
Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	2,790	2,319
Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	643	807
Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	390	295
AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	AUD	290	237
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	780	1,017
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	877	1,138
AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	550	484
AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	1,210	948
Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	1,950	2,385
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	1,100	936
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	3,121	3,832
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	975	1,263
Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	2,695	2,220
Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	975	1,255
Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	2,731	3,432
BHP Billiton Finance Ltd.	3.230%	5/15/23	CAD	809	689
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	3,219	4,616
BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	994	1,305
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	585	890
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	229	426
BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	429	635
Brisbane Airport Corp Pty Ltd.	3.900%	4/24/25	AUD	750	622
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	700	547
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	2,945	3,663
Commonwealth Bank of Australia	3.000%	1/11/24	AUD	3,420	2,807
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	2,360	2,900
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	1,268	1,580
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,307	2,002
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	1,950	2,487
4

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Commonwealth Bank of Australia	1.936%	10/3/29	EUR	4,487	5,647
DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	570	483
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	1,365	1,673
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	1,033	1,307
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	780	982
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	990	842
Macquarie Group Ltd.	1.250%	3/5/25	EUR	3,121	3,878
National Australia Bank Ltd.	0.350%	9/7/22	EUR	1,970	2,392
National Australia Bank Ltd.	0.875%	11/16/22	EUR	975	1,196
National Australia Bank Ltd.	1.875%	1/13/23	EUR	975	1,218
National Australia Bank Ltd.	0.250%	1/19/23	CHF	510	565
National Australia Bank Ltd.	3.000%	2/10/23	AUD	409	330
National Australia Bank Ltd.	2.900%	2/26/24	AUD	3,180	2,608
National Australia Bank Ltd.	5.000%	3/11/24	AUD	1,500	1,302
National Australia Bank Ltd.	0.250%	5/20/24	EUR	1,950	2,377
National Australia Bank Ltd.	2.250%	6/6/25	EUR	351	466
National Australia Bank Ltd.	0.300%	10/31/25	CHF	1,935	2,164
National Australia Bank Ltd.	0.875%	2/19/27	EUR	1,950	2,480
National Australia Bank Ltd.	3.515%	6/12/30	CAD	1,600	1,370
NBN Co. Ltd.	2.200%	12/16/30	AUD	2,250	1,648
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	994	1,182
Qantas Airways Ltd.	7.750%	5/19/22	AUD	500	411
Qantas Airways Ltd.	5.250%	9/9/30	AUD	980	835
Scentre Group Trust 1	2.250%	7/16/24	EUR	760	974
Scentre Group Trust 1	3.875%	7/16/26	GBP	1,365	2,097
Scentre Group Trust 1 / Scentre Group Trust 2	1.375%	3/22/23	EUR	975	1,201
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	1,755	2,277
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	2,975	3,780
Scentre Group Trust 2	3.250%	9/11/23	EUR	1,223	1,587
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	721	887
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	500	408
Telstra Corp. Ltd.	4.000%	9/16/22	AUD	400	323
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	1,950	2,495
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	2,243	2,839
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	390	338
Telstra Corp. Ltd.	1.375%	3/26/29	EUR	2,000	2,595
Telstra Corp. Ltd.	1.000%	4/23/30	EUR	975	1,228
Toyota Finance Australia Ltd.	3.100%	5/19/22	AUD	1,351	1,070
Toyota Finance Australia Ltd.	1.625%	7/11/22	GBP	429	601
Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	214	261
Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	107	88
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	2,926	3,997
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	585	745
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	1,755	2,486
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	600	506
Vicinity Centres Trust	3.375%	4/7/26	GBP	245	368
Wesfarmers Ltd.	2.750%	8/2/22	EUR	585	730
Westpac Banking Corp.	1.000%	6/30/22	GBP	292	407
Westpac Banking Corp.	2.750%	8/31/22	AUD	2,600	2,067
Westpac Banking Corp.	3.125%	10/27/22	AUD	400	321
Westpac Banking Corp.	2.625%	12/14/22	GBP	448	641
Westpac Banking Corp.	0.375%	3/5/23	EUR	1,560	1,900
Westpac Banking Corp.	0.320%	7/6/23	JPY	500,000	4,568
Westpac Banking Corp.	5.250%	11/21/23	AUD	700	604
Westpac Banking Corp.	0.500%	12/4/23	EUR	4,064	5,000
5

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	0.500%	5/17/24	EUR	487	601
	Westpac Banking Corp.	0.625%	11/22/24	EUR	975	1,205
	Westpac Banking Corp.	4.125%	6/4/26	AUD	400	351
	Westpac Banking Corp.	1.125%	9/5/27	EUR	2,165	2,753
	Westpac Banking Corp.	1.450%	7/17/28	EUR	156	204
	Westpac Banking Corp.	1.375%	5/17/32	EUR	1,950	2,619
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	1,950	1,513
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	680	598
						154,906
Austria (0.2%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	1,400	1,657
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.010%	10/2/29	EUR	2,300	2,760
	Erste Group Bank AG	3.500%	2/8/22	EUR	292	362
	Erste Group Bank AG	0.625%	1/19/23	EUR	900	1,102
	Erste Group Bank AG	0.750%	2/5/25	EUR	500	627
	Erste Group Bank AG	0.625%	4/17/26	EUR	3,000	3,769
	Erste Group Bank AG	0.750%	1/17/28	EUR	3,200	4,075
	Erste Group Bank AG	0.875%	5/15/34	EUR	3,000	3,861
[1]	Heta Asset Resolution AG	2.375%	12/13/22	EUR	600	753
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	390	485
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	1,000	1,244
	JAB Holdings BV	2.125%	9/16/22	EUR	600	745
	JAB Holdings BV	1.750%	5/25/23	EUR	900	1,127
	JAB Holdings BV	1.250%	5/22/24	EUR	2,000	2,494
	JAB Holdings BV	1.750%	6/25/26	EUR	2,800	3,593
	JAB Holdings BV	2.500%	4/17/27	EUR	1,000	1,338
	JAB Holdings BV	2.500%	6/25/29	EUR	2,300	3,123
	JAB Holdings BV	2.250%	12/19/39	EUR	2,000	2,541
[1]	OeBB-Infrastruktur AG	2.250%	7/4/23	EUR	1,950	2,484
[1]	OeBB-Infrastruktur AG	1.000%	11/18/24	EUR	2,341	2,954
[1]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	1,950	2,759
[1]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	351	508
[1]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	585	827
[1]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	1,365	2,186
	OMV AG	0.750%	12/4/23	EUR	487	599
	OMV AG	1.500%	4/9/24	EUR	3,000	3,774
	OMV AG	1.000%	12/14/26	EUR	673	848
	OMV AG	3.500%	9/27/27	EUR	600	874
	OMV AG	1.875%	12/4/28	EUR	429	574
	OMV AG	2.375%	4/9/32	EUR	2,930	4,137
	OMV AG	6.250%	12/29/49	EUR	643	946
	OMV AG	2.875%	12/31/99	EUR	1,400	1,754
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.125%	9/12/22	EUR	764	951
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	1,000	1,257
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	600	769
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	2,400	3,084
	Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	800	980
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	1,000	1,355
6

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Raiffeisenlandesbank Vorarlberg Waren-und Revisionsverband registrierte GenmbH	0.500%	9/17/25	EUR	1,000	1,243
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	418	513
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	1,000	1,294
UniCredit Bank Austria AG	0.250%	6/4/27	EUR	2,000	2,468
UNIQA Insurance Group AG	6.000%	7/27/46	EUR	700	1,049
					75,843
Belgium (0.4%)
AG Insurance SA	3.500%	6/30/47	EUR	1,400	1,910
Ageas SA NV	3.250%	7/2/49	EUR	2,100	2,846
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	1,754	1,461
Anheuser-Busch InBev SA NV	9.750%	7/30/24	GBP	370	655
Anheuser-Busch InBev SA NV	2.875%	9/25/24	EUR	877	1,159
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	2,185	3,405
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	1,950	2,472
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	1,950	2,616
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	4,467	6,003
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	175	228
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	4,038	5,310
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	1,950	2,848
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	994	1,520
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	1,365	1,825
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	4,902	7,104
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	1,950	2,887
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	3,316	5,345
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	480	416
Argenta Spaarbank NV	1.000%	2/6/24	EUR	4,500	5,563
Argenta Spaarbank NV	1.000%	10/13/26	EUR	2,800	3,442
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	3,675
Barry Callebaut Services NV	2.375%	5/24/24	EUR	702	895
Belfius Bank SA	0.750%	9/12/22	EUR	1,000	1,218
Belfius Bank SA	2.125%	1/30/23	EUR	700	879
Belfius Bank SA	1.000%	10/26/24	EUR	2,000	2,481
Belfius Bank SA	0.375%	9/2/25	EUR	2,000	2,418
Belfius Bank SA	0.010%	10/15/25	EUR	3,000	3,599
Belfius Bank SA	0.375%	2/13/26	EUR	1,200	1,450
Belfius Bank SA	3.125%	5/11/26	EUR	2,400	3,263
Belfius Bank SA	0.125%	9/14/26	EUR	2,000	2,449
Belfius Bank SA	0.125%	2/8/28	EUR	5,000	5,929
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	2,000	2,563
Brussels Airport Co. NV SA	1.000%	5/3/24	EUR	3,200	3,903
Elia Group SA NV	1.500%	9/5/28	EUR	500	648
Elia Group SA NV	2.750%	12/31/49	EUR	700	883
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	1,700	2,166
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	1,000	1,232
Ethias SA	5.000%	1/14/26	EUR	1,800	2,544
Euroclear Bank SA	0.500%	7/10/23	EUR	2,438	2,980
Euroclear Investments SA	1.125%	12/7/26	EUR	1,200	1,528
Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	2,626
FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	600	774
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	1,200	1,574
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	5,400	6,363
KBC Bank NV	0.375%	9/1/22	EUR	6,300	7,662
KBC Bank NV	0.750%	10/24/27	EUR	1,500	1,908
KBC Group NV	0.750%	10/18/23	EUR	900	1,107
7

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	KBC Group NV	1.125%	1/25/24	EUR	2,300	2,858
	KBC Group NV	0.125%	9/10/26	EUR	3,000	3,595
	KBC Group NV	0.125%	1/14/29	EUR	5,000	5,856
	KBC Group NV	0.500%	12/3/29	EUR	1,000	1,200
	Proximus SADP	2.375%	4/4/24	EUR	700	904
	Solvay SA	1.625%	12/2/22	EUR	1,700	2,096
						144,241
Bermuda (0.0%)
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	1,338	1,694
	XLIT Ltd.	3.250%	6/29/47	EUR	1,314	1,781
						3,475
Canada (1.4%)
[2]	407 International Inc.	1.800%	5/22/25	CAD	526	437
	407 International Inc.	2.430%	5/4/27	CAD	419	353
	407 International Inc.	3.140%	3/6/30	CAD	1,067	926
[2]	407 International Inc.	2.590%	5/25/32	CAD	585	476
	407 International Inc.	5.750%	2/14/36	CAD	389	387
	407 International Inc.	4.450%	11/15/41	CAD	975	915
	407 International Inc.	4.190%	4/25/42	CAD	1,073	975
	407 International Inc.	3.650%	9/8/44	CAD	1,950	1,648
	407 International Inc.	3.830%	5/11/46	CAD	1,950	1,697
	407 International Inc.	3.600%	5/21/47	CAD	1,341	1,127
	407 International Inc.	3.670%	3/8/49	CAD	390	332
	407 International Inc.	2.840%	3/7/50	CAD	799	583
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	1,003	1,093
	Aeroports de Montreal	5.170%	9/17/35	CAD	707	706
	Aeroports de Montreal	5.670%	10/16/37	CAD	390	414
	Aeroports de Montreal	3.030%	4/21/50	CAD	1,568	1,187
	AIMCo Realty Investors LP	2.266%	6/26/24	CAD	975	821
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	367	322
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	390	339
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	2,185	1,844
	Alberta Powerline LP	4.065%	12/1/53	CAD	934	814
	Alberta Powerline LP	4.065%	3/1/54	CAD	341	296
	Alectra Inc.	2.488%	5/17/27	CAD	2,146	1,815
	Alectra Inc.	1.751%	2/11/31	CAD	900	692
	Alectra Inc.	3.458%	4/12/49	CAD	450	377
[2]	Algonquin Power Co.	4.090%	2/17/27	CAD	156	141
	Algonquin Power Co.	4.600%	1/29/29	CAD	442	414
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	849	728
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	2,360	2,067
	Allied Properties REIT	3.636%	4/21/25	CAD	975	849
	Allied Properties REIT	3.113%	4/8/27	CAD	975	830
	Allied Properties REIT	3.117%	2/21/30	CAD	1,592	1,293
	AltaGas Canada Inc.	3.150%	4/6/26	CAD	354	310
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	292	269
	AltaGas Ltd.	3.570%	6/12/23	CAD	2,000	1,704
	AltaGas Ltd.	3.840%	1/15/25	CAD	1,788	1,580
	AltaGas Ltd.	3.980%	10/4/27	CAD	585	521
	AltaGas Ltd.	2.075%	5/30/28	CAD	1,300	1,036
	AltaGas Ltd.	4.500%	8/15/44	CAD	602	505
	AltaGas Ltd.	4.990%	10/4/47	CAD	350	316
	AltaLink LP	3.399%	6/6/24	CAD	1,950	1,697
	AltaLink LP	4.872%	11/15/40	CAD	995	992
	AltaLink LP	4.462%	11/8/41	CAD	468	446
8

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AltaLink LP	3.990%	6/30/42	CAD	570	511
AltaLink LP	4.922%	9/17/43	CAD	585	596
AltaLink LP	4.054%	11/21/44	CAD	234	213
AltaLink LP	4.090%	6/30/45	CAD	565	518
AltaLink LP	3.717%	12/3/46	CAD	895	778
ARC Resources Ltd.	3.465%	3/10/31	CAD	900	735
Atco Ltd.	5.500%	11/1/78	CAD	199	177
Bank of Montreal	1.625%	6/21/22	GBP	604	846
Bank of Montreal	2.270%	7/11/22	CAD	4,292	3,568
Bank of Montreal	3.250%	10/6/22	AUD	370	296
Bank of Montreal	0.050%	12/30/22	CHF	1,365	1,505
Bank of Montreal	0.200%	1/26/23	EUR	1,482	1,802
Bank of Montreal	2.890%	6/20/23	CAD	2,341	1,992
Bank of Montreal	0.100%	10/20/23	EUR	1,950	2,374
Bank of Montreal	2.850%	3/6/24	CAD	1,365	1,168
Bank of Montreal	2.280%	7/29/24	CAD	2,000	1,691
Bank of Montreal	2.700%	9/11/24	CAD	2,738	2,351
Bank of Montreal	2.370%	2/3/25	CAD	2,341	1,991
Bank of Montreal	4.609%	9/10/25	CAD	975	904
Bank of Montreal	1.758%	3/10/26	CAD	2,000	1,647
Bank of Montreal	2.700%	12/9/26	CAD	1,950	1,684
Bank of Montreal	2.570%	6/1/27	CAD	475	394
Bank of Montreal	3.190%	3/1/28	CAD	2,653	2,342
Bank of Montreal	2.880%	9/17/29	CAD	500	427
Bank of Montreal	2.077%	6/17/30	CAD	1,599	1,325
Bank of Nova Scotia	2.360%	11/8/22	CAD	6,828	5,710
Bank of Nova Scotia	1.750%	12/23/22	GBP	195	275
Bank of Nova Scotia	2.980%	4/17/23	CAD	1,944	1,652
Bank of Nova Scotia	2.380%	5/1/23	CAD	3,004	2,520
Bank of Nova Scotia	0.250%	1/11/24	EUR	1,950	2,385
Bank of Nova Scotia	2.160%	2/3/25	CAD	2,146	1,804
Bank of Nova Scotia	0.010%	3/18/25	EUR	4,675	5,692
Bank of Nova Scotia	2.620%	12/2/26	CAD	2,926	2,516
Bank of Nova Scotia	0.010%	1/14/27	EUR	1,950	2,366
Bank of Nova Scotia	1.400%	11/1/27	CAD	2,877	2,265
Bank of Nova Scotia	3.100%	2/2/28	CAD	4,618	4,084
Bank of Nova Scotia	3.890%	1/18/29	CAD	947	827
Bank of Nova Scotia	2.836%	7/3/29	CAD	1,841	1,568
BCI QuadReal Realty	1.680%	3/3/25	CAD	390	324
BCI QuadReal Realty	1.747%	7/24/30	CAD	4,370	3,361
bcIMC Realty Corp.	2.840%	6/3/25	CAD	1,365	1,174
Bell Canada	2.700%	2/27/24	CAD	4,000	3,395
Bell Canada	3.000%	3/17/31	CAD	1,300	1,067
Bell Canada	4.050%	3/17/51	CAD	1,400	1,138
Bell Canada Inc.	3.350%	3/22/23	CAD	2,926	2,476
Bell Canada Inc.	3.350%	3/12/25	CAD	2,575	2,237
Bell Canada Inc.	3.550%	3/2/26	CAD	585	512
Bell Canada Inc.	2.900%	8/12/26	CAD	585	505
Bell Canada Inc.	3.800%	8/21/28	CAD	585	520
Bell Canada Inc.	2.900%	9/10/29	CAD	975	811
Bell Canada Inc.	2.500%	5/14/30	CAD	2,000	1,611
Bell Canada Inc.	7.850%	4/2/31	CAD	975	1,097
Bell Canada Inc.	4.750%	9/29/44	CAD	682	612
Bell Canada Inc.	4.350%	12/18/45	CAD	930	787
Bell Canada Inc.	4.450%	2/27/47	CAD	1,579	1,365
9

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bell Canada Inc.	3.500%	9/30/50	CAD	2,048	1,509
BeNext-Yumeshin Group Co.	4.242%	4/1/24	CAD	199	174
Bow Centre Street LP	3.797%	6/13/23	CAD	305	252
Bridging North America GP	4.341%	8/31/53	CAD	424	352
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	1,093	1,092
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	975	730
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	2,316	2,011
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	292	261
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	3,706	3,412
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	826	735
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	975	838
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	828	745
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	955	812
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	390	304
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	1,034	911
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	760	674
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	1,073	932
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	760	669
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	300	223
Bruce Power LP	3.000%	6/21/24	CAD	390	334
Bruce Power LP	3.969%	6/23/26	CAD	975	872
Bruce Power LP	4.010%	6/21/29	CAD	250	225
Bruce Power LP	4.000%	6/21/30	CAD	620	560
Bruce Power LP	4.132%	6/21/33	CAD	429	381
Bruce Power LP	4.746%	6/21/49	CAD	824	778
Cameco Corp.	4.190%	6/24/24	CAD	536	469
Cameco Corp.	2.950%	10/21/27	CAD	429	355
Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	2,926	2,433
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	2,926	3,538
Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	2,828	3,441
Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	1,950	2,391
Canadian Imperial Bank of Commerce	2.430%	6/9/23	CAD	3,082	2,590
Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	1,939	1,654
Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	1,268	1,095
Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	3,706	4,514
Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	1,658	1,404
Canadian Imperial Bank of Commerce	2.000%	4/17/25	CAD	1,950	1,628
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	5,052	4,451
Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	1,560	1,329
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	5,530	4,581
Canadian National Railway Co.	2.800%	9/22/25	CAD	974	840
Canadian National Railway Co.	3.200%	7/31/28	CAD	536	469
Canadian National Railway Co.	3.600%	8/1/47	CAD	1,948	1,607
Canadian National Railway Co.	3.600%	7/31/48	CAD	200	165
Canadian National Railway Co.	3.600%	2/8/49	CAD	191	158
Canadian National Railway Co.	3.050%	2/8/50	CAD	644	480
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	1,950	1,687
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	1,035	845
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	660	582
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	3,001	2,592
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	341	386
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	253	185
Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	1,578	1,342
Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	168	166
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	390	343
10

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Western Bank	2.924%	12/15/22	CAD	916	771
	Canadian Western Bank	2.597%	9/6/24	CAD	780	662
	Canadian Western Bank	2.606%	1/30/25	CAD	1,287	1,090
	Capital Power Corp.	4.284%	9/18/24	CAD	487	433
	Capital Power Corp.	4.986%	1/23/26	CAD	327	301
	Capital Power Corp.	4.424%	2/8/30	CAD	294	265
	Capital Power Corp.	3.147%	10/1/32	CAD	370	287
	CCL Industries Inc.	3.864%	4/13/28	CAD	316	278
	Cenovus Energy Inc.	3.550%	3/12/25	CAD	156	134
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	1,195	1,017
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	2,209	1,855
	Central 1 Credit Union	2.584%	12/6/23	CAD	1,142	966
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	195	169
	Choice Properties REIT	3.556%	9/9/24	CAD	786	684
	Choice Properties REIT	3.546%	1/10/25	CAD	1,560	1,363
	Choice Properties REIT	2.848%	5/21/27	CAD	1,357	1,151
	Choice Properties REIT	4.178%	3/8/28	CAD	975	878
	Choice Properties REIT	3.532%	6/11/29	CAD	1,385	1,202
	CI Financial Corp.	3.759%	5/26/25	CAD	585	504
	CI Financial Corp.	3.904%	9/27/27	CAD	320	274
	Clover LP	4.216%	6/30/34	CAD	257	227
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	438	376
	Concordia University	6.550%	9/2/42	CAD	585	735
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,350	1,902
[3]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	574	514
	Crombie REIT	3.677%	8/26/26	CAD	585	508
	Crombie REIT	3.917%	6/21/27	CAD	351	310
	Crombie REIT	2.686%	3/31/28	CAD	341	279
	Crombie REIT	3.211%	10/9/30	CAD	156	126
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	611	538
	CT REIT	3.527%	6/9/25	CAD	897	781
	CT REIT	3.469%	6/16/27	CAD	259	225
	CT REIT	2.371%	1/6/31	CAD	390	298
	CU Inc.	4.543%	10/24/41	CAD	390	372
	CU Inc.	3.805%	9/10/42	CAD	1,540	1,332
	CU Inc.	4.722%	9/9/43	CAD	585	573
	CU Inc.	4.085%	9/2/44	CAD	1,653	1,492
	CU Inc.	3.964%	7/27/45	CAD	585	520
	CU Inc.	3.763%	11/19/46	CAD	292	252
	CU Inc.	3.950%	11/23/48	CAD	189	169
	CU Inc.	2.963%	9/7/49	CAD	877	658
	CU Inc.	4.211%	10/29/55	CAD	2,926	2,733
	CU Inc.	4.593%	10/24/61	CAD	106	107
	Dollarama Inc.	3.550%	11/6/23	CAD	872	753
	Dollarama Inc.	1.505%	9/20/27	CAD	390	307
	Emera Inc.	2.900%	6/16/23	CAD	4,492	3,816
	Empire Life Insurance Co.	3.664%	3/15/28	CAD	195	166
	Enbridge Gas Inc.	3.790%	7/10/23	CAD	5,851	5,037
	Enbridge Gas Inc.	3.150%	8/22/24	CAD	1,264	1,095
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	632	556
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	390	335
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	975	838
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	673	665
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	468	429
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	390	348
11

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Gas Inc.	3.800%	6/1/46	CAD	585	510
Enbridge Gas Inc.	3.590%	11/22/47	CAD	351	295
Enbridge Gas Inc.	3.510%	11/29/47	CAD	916	760
Enbridge Gas Inc.	3.010%	8/9/49	CAD	585	443
Enbridge Gas Inc.	3.650%	4/1/50	CAD	1,246	1,060
Enbridge Gas Inc.	4.950%	11/22/50	CAD	526	550
Enbridge Inc.	3.190%	12/5/22	CAD	2,940	2,480
Enbridge Inc.	3.950%	11/19/24	CAD	585	516
Enbridge Inc.	3.200%	6/8/27	CAD	1,303	1,117
Enbridge Inc.	2.990%	10/3/29	CAD	2,131	1,773
Enbridge Inc.	4.240%	8/27/42	CAD	850	687
Enbridge Inc.	4.570%	3/11/44	CAD	1,235	1,045
Enbridge Inc.	4.870%	11/21/44	CAD	819	719
Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	936	805
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	1,022	897
Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	370	324
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	395	342
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	1,092	948
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	975	796
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	729	615
Energir Inc.	2.100%	4/16/27	CAD	2,612	2,180
ENMAX Corp.	3.836%	6/5/28	CAD	390	347
ENMAX Corp.	3.876%	10/18/29	CAD	975	859
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	582	556
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	1,365	1,143
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	500	387
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	367	272
Equitable Bank	1.876%	11/26/25	CAD	390	313
Fair Hydro Trust	3.357%	5/15/35	CAD	1,390	1,197
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	792	721
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	975	877
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	480	420
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	446	387
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	1,180	958
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	115	99
Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	975	835
Federation des Caisses Desjardins du Quebec	2.417%	10/4/24	CAD	2,529	2,144
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	8,250	10,046
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	2,873	2,446
First Capital REIT	4.790%	8/30/24	CAD	972	868
First Capital REIT	4.323%	7/31/25	CAD	1,950	1,726
First National Financial Corp.	2.961%	11/17/25	CAD	195	161
Fortis Inc.	2.850%	12/12/23	CAD	507	432
FortisAlberta Inc.	3.672%	9/9/47	CAD	817	696
FortisAlberta Inc.	3.734%	9/18/48	CAD	900	775
FortisBC Energy Inc.	6.500%	5/1/34	CAD	1,950	2,156
FortisBC Energy Inc.	6.050%	2/15/38	CAD	1,950	2,142
FortisBC Inc.	4.000%	10/28/44	CAD	409	364
Gibson Energy Inc.	2.450%	7/14/25	CAD	351	294
Gibson Energy Inc.	2.850%	7/14/27	CAD	352	295
Gibson Energy Inc.	3.600%	9/17/29	CAD	534	456
Granite REIT Holdings LP	3.873%	11/30/23	CAD	975	848
12

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Granite REIT Holdings LP	3.062%	6/4/27	CAD	390	336
Granite REIT Holdings LP	2.378%	12/18/30	CAD	546	422
Greater Toronto Airports Authority	1.540%	5/3/28	CAD	1,229	974
Greater Toronto Airports Authority	2.730%	4/3/29	CAD	838	711
Greater Toronto Airports Authority	2.750%	10/17/39	CAD	2,289	1,723
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	604	638
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	975	931
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	388	429
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	2,146	2,338
Great-West Lifeco Inc.	2.981%	7/8/50	CAD	1,400	1,030
H&R REIT	3.416%	1/23/23	CAD	1,035	869
H&R REIT	3.369%	1/30/24	CAD	295	250
H&R REIT	2.906%	6/2/26	CAD	975	799
H&R REIT	2.633%	2/19/27	CAD	1,400	1,128
Honda Canada Finance Inc.	2.268%	7/15/22	CAD	975	809
Honda Canada Finance Inc.	3.176%	8/28/23	CAD	1,170	1,002
Honda Canada Finance Inc.	3.444%	5/23/25	CAD	838	738
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	721	579
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	700	560
Hospital for Sick Children	3.416%	12/7/57	CAD	532	434
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	776	775
HSBC Bank Canada	2.170%	6/29/22	CAD	2,048	1,697
HSBC Bank Canada	2.542%	1/31/23	CAD	1,947	1,632
HSBC Bank Canada	3.245%	9/15/23	CAD	1,950	1,672
Hydro One Inc.	0.710%	1/16/23	CAD	2,809	2,290
Hydro One Inc.	2.770%	2/24/26	CAD	1,911	1,660
Hydro One Inc.	3.020%	4/5/29	CAD	741	647
Hydro One Inc.	7.350%	6/3/30	CAD	390	438
Hydro One Inc.	6.930%	6/1/32	CAD	221	239
Hydro One Inc.	5.360%	5/20/36	CAD	195	200
Hydro One Inc.	4.890%	3/13/37	CAD	975	959
Hydro One Inc.	5.490%	7/16/40	CAD	687	729
Hydro One Inc.	4.390%	9/26/41	CAD	997	936
Hydro One Inc.	4.590%	10/9/43	CAD	1,073	1,039
Hydro One Inc.	3.910%	2/23/46	CAD	624	554
Hydro One Inc.	5.000%	10/19/46	CAD	390	406
Hydro One Inc.	3.720%	11/18/47	CAD	1,481	1,279
Hydro One Inc.	3.630%	6/25/49	CAD	1,779	1,509
Hydro One Inc.	2.710%	2/28/50	CAD	885	635
Hydro One Inc.	3.640%	4/5/50	CAD	300	257
Hydro One Inc.	3.790%	7/31/62	CAD	390	341
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	409	355
Hyosung TNC Corp.	2.955%	3/1/27	CAD	361	300
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	585	503
IGM Financial Inc.	3.440%	1/26/27	CAD	1,365	1,198
IGM Financial Inc.	4.560%	1/25/47	CAD	175	162
IGM Financial Inc.	4.115%	12/9/47	CAD	1,187	1,032
IGM Financial Inc.	4.206%	3/21/50	CAD	273	242
Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	975	835
InPower BC General Partnership	4.471%	3/31/33	CAD	698	628
Intact Financial Corp.	3.770%	3/2/26	CAD	463	415
Intact Financial Corp.	1.928%	12/16/30	CAD	1,443	1,109
Intact Financial Corp.	5.160%	6/16/42	CAD	581	584
Intact Financial Corp.	2.954%	12/16/50	CAD	500	362
13

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	448	376
Inter Pipeline Ltd.	2.608%	9/13/23	CAD	374	314
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	534	450
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	323	276
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	487	418
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	741	663
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	494	401
Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	496	421
Keyera Corp.	3.934%	6/21/28	CAD	429	378
Keyera Corp.	3.959%	5/29/30	CAD	429	374
Laurentian Bank of Canada	3.450%	6/27/23	CAD	984	842
Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	390	343
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	1,446	1,349
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	2,682	2,141
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	487	490
Lower Mattagami Energy LP	3.416%	6/20/24	CAD	390	342
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	975	1,006
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	135	138
Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	975	823
Manulife Bank of Canada	2.844%	1/12/23	CAD	1,204	1,015
Manulife Bank of Canada	2.378%	11/19/24	CAD	565	479
Manulife Bank of Canada	1.337%	2/26/26	CAD	2,900	2,345
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	739	711
Manulife Financial Corp.	3.049%	8/20/29	CAD	975	838
Manulife Financial Corp.	2.237%	5/12/30	CAD	2,620	2,192
Manulife Financial Corp.	2.818%	5/13/35	CAD	2,290	1,902
McGill University Health Centre	5.360%	12/31/43	CAD	156	166
Metro Inc.	3.390%	12/6/27	CAD	2,070	1,817
Metro Inc.	5.970%	10/15/35	CAD	984	999
Metro Inc.	4.270%	12/4/47	CAD	510	437
Metro Inc.	3.413%	2/28/50	CAD	1,205	892
Morguard Corp.	4.333%	9/15/22	CAD	507	418
Morguard Corp.	4.715%	1/25/24	CAD	542	452
National Bank of Canada	1.957%	6/30/22	CAD	2,438	2,019
National Bank of Canada	0.250%	7/24/23	EUR	390	476
National Bank of Canada	0.000%	9/29/23	EUR	897	1,089
National Bank of Canada	0.375%	1/15/24	EUR	975	1,197
National Bank of Canada	2.545%	7/12/24	CAD	1,794	1,526
National Bank of Canada	2.580%	2/3/25	CAD	1,307	1,115
National Bank of Canada	0.750%	3/13/25	EUR	1,755	2,197
National Bank of Canada	3.183%	2/1/28	CAD	1,940	1,639
NAV Canada	2.063%	5/29/30	CAD	780	630
NAV Canada	3.534%	2/23/46	CAD	195	165
NAV Canada	3.293%	3/30/48	CAD	1,365	1,119
Nissan Canada Inc.	1.626%	3/18/24	CAD	1,800	1,468
North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	390	335
North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	1,482	1,258
North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	965	890
North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	1,073	944
North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	600	497
14

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	585	540
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	642	580
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	799	632
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	990	824
	North West Redwater Partnership / NWR Financing Co., Ltd.	3.200%	4/24/26	CAD	390	339
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	278	233
[2]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	533	446
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	540	467
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	647	563
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	1,114	971
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	838	882
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	645	603
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,319	1,084
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	390	306
	OMERS Realty Corp.	3.358%	6/5/23	CAD	780	669
	OMERS Realty Corp.	2.858%	2/23/24	CAD	972	833
	OMERS Realty Corp.	3.331%	6/5/25	CAD	2,622	2,296
	OMERS Realty Corp.	3.244%	10/4/27	CAD	2,000	1,756
	OMERS Realty Corp.	3.628%	6/5/30	CAD	877	791
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	1,170	1,023
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	1,170	1,000
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	400	332
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	700	508
	Ontario Power Generation, Inc.	3.315%	10/4/27	CAD	546	481
	Ontario Power Generation, Inc.	2.977%	9/13/29	CAD	1,560	1,336
	Original Wempi Inc.	4.309%	2/13/24	CAD	335	278
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	300	245
	Pembina Pipeline Corp.	2.560%	6/1/23	CAD	790	663
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	1,560	1,327
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	946	830
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	585	527
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	585	507
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	1,443	1,214
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	585	494
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	1,082	922
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,036	876
	Pembina Pipeline Corp.	4.750%	3/26/48	CAD	672	570
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	1,092	898
	Pembina Pipeline Corp.	4.670%	5/28/50	CAD	506	424
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	302	253
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	879	940
	Power Financial Corp.	6.900%	3/11/33	CAD	244	265
	Reliance LP	3.750%	3/15/26	CAD	373	328
	Reliance LP	2.680%	12/1/27	CAD	2,198	1,811
	Reliance LP	2.670%	8/1/28	CAD	1,200	979
	RioCan REIT	3.746%	5/30/22	CAD	1,725	1,447
	RioCan REIT	2.576%	2/12/25	CAD	838	705
	RioCan REIT	1.974%	6/15/26	CAD	585	468
	RioCan REIT	2.361%	3/10/27	CAD	351	284
	Rogers Communications Inc.	4.000%	6/6/22	CAD	585	492
15

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Rogers Communications Inc.	4.000%	3/13/24	CAD	1,619	1,411
Rogers Communications Inc.	3.650%	3/31/27	CAD	1,829	1,610
Rogers Communications Inc.	3.250%	5/1/29	CAD	825	698
Rogers Communications Inc.	6.680%	11/4/39	CAD	593	633
Rogers Communications Inc.	6.110%	8/25/40	CAD	1,375	1,389
Rogers Communications Inc.	6.560%	3/22/41	CAD	742	788
Royal Bank of Canada	0.875%	6/17/22	EUR	1,365	1,666
Royal Bank of Canada	2.360%	12/5/22	CAD	2,926	2,450
Royal Bank of Canada	2.949%	5/1/23	CAD	1,950	1,658
Royal Bank of Canada	0.250%	6/28/23	EUR	3,141	3,833
Royal Bank of Canada	3.296%	9/26/23	CAD	2,780	2,391
Royal Bank of Canada	2.333%	12/5/23	CAD	1,632	1,381
Royal Bank of Canada	0.250%	1/29/24	EUR	2,146	2,627
Royal Bank of Canada	2.352%	7/2/24	CAD	2,692	2,276
Royal Bank of Canada	0.125%	7/23/24	EUR	585	708
Royal Bank of Canada	2.609%	11/1/24	CAD	2,970	2,533
Royal Bank of Canada	1.375%	12/9/24	GBP	585	823
Royal Bank of Canada	1.936%	5/1/25	CAD	1,800	1,500
Royal Bank of Canada	0.050%	6/19/26	EUR	3,316	4,042
Royal Bank of Canada	0.010%	1/21/27	EUR	2,926	3,552
Royal Bank of Canada	2.328%	1/28/27	CAD	3,464	2,903
Royal Bank of Canada	2.740%	7/25/29	CAD	1,950	1,658
Royal Bank of Canada	2.880%	12/23/29	CAD	1,613	1,378
Royal Bank of Canada	2.088%	6/30/30	CAD	1,365	1,136
Royal Bank of Canada	1.670%	1/28/33	CAD	3,087	2,423
Saputo Inc.	3.603%	8/14/25	CAD	1,386	1,219
Saputo Inc.	1.415%	6/19/26	CAD	390	310
Saputo Inc.	2.242%	6/16/27	CAD	760	626
Scotiabank Capital Trust	5.650%	12/31/56	CAD	769	747
Shaw Communications Inc.	4.350%	1/31/24	CAD	1,950	1,714
Shaw Communications Inc.	2.900%	12/9/30	CAD	546	438
Shaw Communications Inc.	6.750%	11/9/39	CAD	2,115	2,261
Shaw Communications Inc.	4.250%	12/9/49	CAD	682	549
SmartCentres REIT	3.834%	12/21/27	CAD	975	851
SmartCentres REIT	2.307%	12/18/28	CAD	507	397
SmartCentres REIT	3.526%	12/20/29	CAD	1,268	1,069
SmartCentres REIT	3.648%	12/11/30	CAD	390	327
Sobeys Inc.	4.700%	8/8/23	CAD	975	853
SSL Finance Inc.	4.099%	10/31/45	CAD	562	492
Summit Industrial Income REIT	2.150%	9/17/25	CAD	253	209
Sun Life Financial Inc.	3.050%	9/19/28	CAD	1,950	1,662
Sun Life Financial Inc.	2.580%	5/10/32	CAD	1,073	908
Sun Life Financial Inc.	2.060%	10/1/35	CAD	2,975	2,298
Sun Life Financial Inc.	5.400%	5/29/42	CAD	946	955
Suncor Energy Inc.	3.000%	9/14/26	CAD	1,857	1,593
Suncor Energy Inc.	5.000%	4/9/30	CAD	1,599	1,527
Suncor Energy Inc.	5.390%	3/26/37	CAD	838	794
Suncor Energy Inc.	4.340%	9/13/46	CAD	283	234
Suncor Energy Inc.	3.950%	3/4/51	CAD	800	621
TELUS Corp.	3.350%	3/15/23	CAD	130	110
TELUS Corp.	3.350%	4/1/24	CAD	2,087	1,799
TELUS Corp.	3.750%	1/17/25	CAD	870	768
TELUS Corp.	3.750%	3/10/26	CAD	1,344	1,197
TELUS Corp.	2.750%	7/8/26	CAD	1,300	1,117
TELUS Corp.	2.350%	1/27/28	CAD	1,170	965
16

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	TELUS Corp.	3.625%	3/1/28	CAD	1,872	1,661
	TELUS Corp.	3.300%	5/2/29	CAD	1,476	1,267
	TELUS Corp.	4.400%	4/1/43	CAD	264	223
	TELUS Corp.	4.850%	4/5/44	CAD	1,804	1,617
	TELUS Corp.	4.750%	1/17/45	CAD	1,078	955
	TELUS Corp.	4.400%	1/29/46	CAD	653	551
	TELUS Corp.	4.700%	3/6/48	CAD	526	463
	TELUS Corp.	3.950%	2/16/50	CAD	1,230	967
	TELUS Corp.	4.100%	4/5/51	CAD	1,100	880
	Teranet Holdings LP	3.544%	6/11/25	CAD	994	862
	Teranet Holdings LP	5.754%	12/17/40	CAD	662	615
	Thomson Reuters Corp.	2.239%	5/14/25	CAD	1,496	1,254
	TMX Group Ltd.	4.461%	10/3/23	CAD	1,113	975
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	428	375
	Toronto Hydro Corp.	2.520%	8/25/26	CAD	1,073	926
	Toronto Hydro Corp.	2.430%	12/11/29	CAD	1,170	974
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	994	837
	Toronto-Dominion Bank	0.375%	4/27/23	EUR	4,096	5,004
	Toronto-Dominion Bank	3.005%	5/30/23	CAD	2,926	2,493
	Toronto-Dominion Bank	1.909%	7/18/23	CAD	2,637	2,201
	Toronto-Dominion Bank	2.850%	3/8/24	CAD	1,073	919
	Toronto-Dominion Bank	0.500%	4/3/24	EUR	2,536	3,126
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	2,451	2,136
	Toronto-Dominion Bank	2.496%	12/2/24	CAD	3,026	2,573
	Toronto-Dominion Bank	1.943%	3/13/25	CAD	1,521	1,268
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	2,731	3,408
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	2,028	1,620
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	3,882	4,727
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	4,800	3,915
	Toronto-Dominion Bank	3.589%	9/14/28	CAD	1,560	1,345
	Toronto-Dominion Bank	3.224%	7/25/29	CAD	2,053	1,772
	Toronto-Dominion Bank	3.105%	4/22/30	CAD	3,232	2,788
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	2,315	2,148
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	1,911	1,643
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	876	747
	Toyota Credit Canada Inc.	2.310%	10/23/24	CAD	1,074	908
	Toyota Credit Canada Inc.	2.110%	2/26/25	CAD	976	823
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	1,770	1,421
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	1,022	875
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	336	292
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	2,764	2,463
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	585	509
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	880	878
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	741	619
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	1,365	1,157
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	780	644
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	975	802
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	2,529	2,033
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	1,370	1,128
	TransEd Partners GP	3.951%	9/30/50	CAD	362	296
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	185	158
	University of Ottawa	2.635%	2/13/60	CAD	717	477
	University of Toronto	4.251%	12/7/51	CAD	487	461
[2]	Vancouver Airport Authority	7.425%	12/7/26	CAD	2,926	3,102
	Vancouver Airport Authority	3.857%	11/10/45	CAD	176	154
17

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vancouver Airport Authority	2.800%	9/21/50	CAD	487	353
Westcoast Energy Inc.	3.430%	9/12/24	CAD	1,307	1,137
Westcoast Energy Inc.	3.770%	12/8/25	CAD	329	292
Westcoast Energy Inc.	4.791%	10/28/41	CAD	431	386
York University	6.480%	3/7/42	CAD	336	397
					573,419
Chile (0.0%)
Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	585	751
China (0.0%)
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	437	574
State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	1,365	1,714
State Grid Overseas Investment 2016 Ltd.	0.797%	8/5/26	EUR	5,384	6,618
State Grid Overseas Investment 2016 Ltd.	2.125%	5/2/30	EUR	1,346	1,777
					10,683
Czech Republic (0.1%)
CEZ AS	4.875%	4/16/25	EUR	2,438	3,479
CEZ AS	3.000%	6/5/28	EUR	2,438	3,394
CPI Property Group SA	2.125%	10/4/24	EUR	858	1,082
CPI Property Group SA	1.625%	4/23/27	EUR	2,926	3,605
EP Infrastructure AS	1.659%	4/26/24	EUR	975	1,212
EP Infrastructure AS	2.045%	10/9/28	EUR	10,870	13,690
EP Infrastructure AS	1.816%	3/2/31	EUR	5,926	7,157
					33,619
Denmark (0.4%)
AP Moller - Maersk A/S	4.000%	4/4/25	GBP	5,000	7,634
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	13,482	17,407
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	3,316	4,280
Carlsberg Breweries A/S	0.875%	7/1/29	EUR	1,950	2,409
Carlsberg Breweries AS	0.375%	6/30/27	EUR	4,000	4,848
Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	663	907
Danske Bank A/S	0.125%	2/14/22	EUR	4,227	5,106
Danske Bank A/S	1.375%	5/24/22	EUR	975	1,192
Danske Bank A/S	0.250%	11/28/22	EUR	3,260	3,949
Danske Bank A/S	0.875%	5/22/23	EUR	2,604	3,190
Danske Bank A/S	0.750%	6/2/23	EUR	3,141	3,847
Danske Bank A/S	0.625%	5/26/25	EUR	1,000	1,230
Danske Bank A/S	0.500%	8/27/25	EUR	2,585	3,137
Danske Bank A/S	0.750%	11/22/27	EUR	2,926	3,711
Danske Bank A/S	2.250%	1/14/28	GBP	1,268	1,791
Danske Bank A/S	1.375%	2/12/30	EUR	1,658	2,030
Danske Bank A/S	1.000%	5/15/31	EUR	3,000	3,601
DLR Kredit A/S	1.000%	10/1/22	DKK	39,018	6,441
ISS Global A/S	1.500%	8/31/27	EUR	3,921	4,842
Jyske Bank A/S	0.375%	10/15/25	EUR	1,950	2,366
Jyske Bank A/S	2.250%	4/5/29	EUR	2,165	2,713
Jyske Realkredit A/S	0.250%	7/1/23	EUR	1,560	1,903
Jyske Realkredit A/S	0.375%	4/1/25	EUR	1,365	1,684
Jyske Realkredit A/S	0.500%	10/1/26	EUR	4,327	5,395
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	39,018	6,353
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	26,727	4,414
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	37,087	6,009
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	67,892	11,111
Nykredit Realkredit A/S	0.250%	1/20/23	EUR	585	708
Nykredit Realkredit A/S	0.125%	7/10/24	EUR	2,341	2,820
18

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nykredit Realkredit A/S	0.500%	7/10/25	EUR	7,000	8,589
Nykredit Realkredit A/S	2.750%	11/17/27	EUR	1,482	1,851
Nykredit Realkredit A/S	0.375%	1/17/28	EUR	5,000	5,911
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	8,954	1,505
Orsted A/S	1.500%	11/26/29	EUR	5,714	7,521
Orsted A/S	4.875%	1/12/32	GBP	2,762	4,936
Orsted A/S	2.500%	5/16/33	GBP	263	389
Orsted A/S	5.750%	4/9/40	GBP	195	420
Orsted A/S	6.250%	6/26/13	EUR	203	274
Sydbank AS	1.375%	9/18/23	EUR	1,950	2,418
					160,842
Finland (0.3%)
Aktia Bank Oyj	0.375%	3/5/26	EUR	2,000	2,483
Citycon Treasury BV	2.375%	1/15/27	EUR	1,950	2,443
Elenia Finance Oyj	0.375%	2/6/27	EUR	1,950	2,346
Fortum Oyj	2.250%	9/6/22	EUR	1,853	2,301
Fortum Oyj	2.125%	2/27/29	EUR	1,868	2,508
Nordea Bank Abp	2.375%	6/2/22	GBP	1,365	1,925
Nordea Bank Abp	3.250%	7/5/22	EUR	1,053	1,320
Nordea Bank Abp	0.550%	6/23/25	CHF	2,500	2,834
Nordea Bank Abp	0.500%	5/14/27	EUR	6,950	8,549
Nordea Kiinnitysluottopankki Oyj	0.250%	2/28/23	EUR	2,107	2,569
Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	975	1,194
Nordea Mortgage Bank plc	0.250%	3/18/26	EUR	1,248	1,541
Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	4,487	5,668
OP Corporate Bank plc	2.500%	5/20/22	GBP	1,502	2,121
OP Corporate Bank plc	0.375%	8/29/23	EUR	1,170	1,428
OP Corporate Bank plc	0.375%	2/26/24	EUR	1,326	1,622
OP Corporate Bank plc	0.375%	6/19/24	EUR	1,560	1,898
OP Corporate Bank plc	1.000%	5/22/25	EUR	1,950	2,448
OP Corporate Bank plc	0.500%	8/12/25	EUR	634	780
OP Corporate Bank plc	0.600%	1/18/27	EUR	4,292	5,232
OP Corporate Bank plc	0.100%	11/16/27	EUR	5,000	5,967
OP Corporate Bank plc	0.625%	11/12/29	EUR	2,536	3,047
OP Corporate Bank plc	1.625%	6/9/30	EUR	4,877	6,070
OP Mortgage Bank	0.625%	9/4/22	EUR	4,428	5,407
OP Mortgage Bank	0.050%	2/22/23	EUR	975	1,184
OP Mortgage Bank	0.250%	5/11/23	EUR	1,315	1,605
OP Mortgage Bank	0.250%	3/13/24	EUR	5,852	7,175
OP Mortgage Bank	1.000%	11/28/24	EUR	1,365	1,725
OP Mortgage Bank	0.010%	11/19/26	EUR	1,950	2,380
OP Mortgage Bank	0.625%	2/15/29	EUR	1,950	2,472
OP Mortgage Bank	0.010%	11/19/30	EUR	5,852	6,990
Sampo Oyj	3.375%	5/23/49	EUR	1,619	2,215
Sampo Oyj	2.500%	9/3/52	EUR	5,975	7,566
SATO Oyj	1.375%	5/31/24	EUR	3,000	3,722
SATO Oyj	1.375%	2/24/28	EUR	4,000	4,965
Stora Enso Oyj	2.500%	6/7/27	EUR	877	1,184
					116,884
France (3.0%)
Aeroports de Paris	1.500%	7/24/23	EUR	1,000	1,243
Aeroports de Paris	3.125%	6/11/24	EUR	400	531
Aeroports de Paris	1.500%	4/7/25	EUR	800	1,022
Aeroports de Paris	2.125%	10/2/26	EUR	3,600	4,780
Aeroports de Paris	1.000%	1/5/29	EUR	5,000	6,265
19

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aeroports de Paris	2.750%	4/2/30	EUR	6,000	8,505
Aeroports de Paris	1.500%	7/2/32	EUR	1,400	1,801
Aeroports de Paris	1.125%	6/18/34	EUR	600	738
Aeroports de Paris	2.125%	10/11/38	EUR	1,500	2,061
Air Liquide Finance SA	1.000%	4/2/25	EUR	2,000	2,507
Air Liquide Finance SA	1.250%	6/3/25	EUR	1,100	1,393
Air Liquide Finance SA	1.375%	4/2/30	EUR	2,000	2,624
Air Liquide SA	2.375%	9/6/23	EUR	500	639
Airbus Finance BV	2.375%	4/2/24	EUR	1,814	2,322
Airbus Finance BV	2.125%	10/29/29	EUR	136	185
Airbus Finance BV	1.375%	5/13/31	EUR	3,947	5,055
Airbus SE	1.375%	6/9/26	EUR	1,131	1,443
Airbus SE	2.375%	4/7/32	EUR	1,950	2,698
Airbus SE	2.375%	6/9/40	EUR	2,536	3,448
Alstom SA	0.250%	10/14/26	EUR	2,000	2,412
Altarea SCA	2.250%	7/5/24	EUR	2,000	2,545
APRR SA	1.875%	1/15/25	EUR	500	643
APRR SA	1.125%	1/9/26	EUR	2,100	2,654
APRR SA	1.250%	1/6/27	EUR	2,200	2,820
APRR SA	1.250%	1/18/28	EUR	3,000	3,851
APRR SA	1.625%	1/13/32	EUR	1,900	2,571
Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	1,200	1,533
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	2,000	2,748
Arkema SA	0.125%	10/14/26	EUR	4,000	4,827
Arkema SA	1.500%	4/20/27	EUR	3,500	4,535
Arkema SA	1.500%	12/31/99	EUR	2,000	2,400
Atos SE	1.750%	5/7/25	EUR	1,700	2,153
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	700	886
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	1,100	1,424
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	2,100	2,642
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,000	7,803
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	1,600	2,093
AXA Bank Europe SCF	0.375%	3/23/23	EUR	1,200	1,466
AXA Bank Europe SCF	0.500%	4/18/25	EUR	5,500	6,826
AXA Bank Europe SCF	1.375%	4/18/33	EUR	3,100	4,207
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	2,000	2,398
AXA SA	1.125%	5/15/28	EUR	877	1,144
AXA SA	5.125%	7/4/43	EUR	437	582
AXA SA	3.375%	7/6/47	EUR	4,670	6,439
AXA SA	3.250%	5/28/49	EUR	8,931	12,319
AXA SA	6.686%	7/29/49	GBP	351	594
AXA SA	3.941%	11/29/49	EUR	376	502
AXA SA	5.453%	11/29/49	GBP	1,199	1,914
AXA SA	5.625%	1/16/54	GBP	1,710	2,968
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	1,300	1,637
Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	3,400	4,142
Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	13,300	16,337
Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	300,000	2,758
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	1,600	2,084
Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	1,300	1,868
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	2,000	2,595
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	3,672	4,801
Banque Federative du Credit Mutuel SA	0.250%	10/10/24	JPY	400,000	3,656
Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	1,000	1,423
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	8,800	11,085
20

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	1,100	1,364
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	1,000	1,336
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	4,200	5,496
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	3,300	4,093
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	1,100	1,414
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	1,000	1,271
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	1,000	1,345
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	6,000	7,047
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	2,000	2,582
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	500	604
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	1,200	1,507
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	4,000	4,746
BNP Paribas Home Loan SFH SA	0.875%	11/14/24	EUR	975	1,224
BNP Paribas SA	0.500%	6/1/22	EUR	975	1,184
BNP Paribas SA	1.125%	8/16/22	GBP	780	1,087
BNP Paribas SA	2.875%	10/24/22	EUR	975	1,229
BNP Paribas SA	1.125%	1/15/23	EUR	214	264
BNP Paribas SA	2.875%	9/26/23	EUR	1,082	1,399
BNP Paribas SA	1.125%	10/10/23	EUR	2,302	2,855
BNP Paribas SA	2.375%	5/20/24	EUR	1,658	2,147
BNP Paribas SA	1.000%	6/27/24	EUR	975	1,209
BNP Paribas SA	2.375%	2/17/25	EUR	975	1,259
BNP Paribas SA	1.250%	3/19/25	EUR	1,950	2,448
BNP Paribas SA	0.500%	7/15/25	EUR	800	974
BNP Paribas SA	1.500%	11/17/25	EUR	3,999	5,092
BNP Paribas SA	3.375%	1/23/26	GBP	526	792
BNP Paribas SA	1.125%	6/11/26	EUR	7,218	9,035
BNP Paribas SA	0.125%	9/4/26	EUR	400	476
BNP Paribas SA	2.875%	10/1/26	EUR	936	1,260
BNP Paribas SA	2.125%	1/23/27	EUR	4,000	5,204
BNP Paribas SA	2.625%	10/14/27	EUR	799	994
BNP Paribas SA	1.875%	12/14/27	GBP	1,200	1,683
BNP Paribas SA	0.500%	9/1/28	EUR	3,000	3,587
BNP Paribas SA	1.125%	4/17/29	EUR	2,000	2,484
BNP Paribas SA	0.500%	1/19/30	EUR	3,000	3,538
BNP Paribas SA	2.375%	11/20/30	EUR	2,000	2,585
BNP Paribas SA	1.250%	7/13/31	GBP	2,000	2,559
BNP Paribas SA	1.125%	1/15/32	EUR	2,000	2,420
Bouygues SA	3.625%	1/16/23	EUR	500	642
Bouygues SA	5.500%	10/6/26	GBP	1,200	2,036
Bouygues SA	1.375%	6/7/27	EUR	800	1,042
Bouygues SA	1.125%	7/24/28	EUR	1,000	1,282
BPCE SA	1.125%	1/18/23	EUR	800	983
BPCE SA	0.375%	10/5/23	EUR	2,800	3,419
BPCE SA	2.875%	1/16/24	EUR	2,700	3,517
BPCE SA	0.875%	1/31/24	EUR	2,800	3,450
BPCE SA	1.000%	7/15/24	EUR	1,700	2,117
BPCE SA	3.000%	7/19/24	EUR	1,700	2,250
BPCE SA	0.625%	9/26/24	EUR	4,800	5,883
BPCE SA	1.000%	4/1/25	EUR	3,000	3,726
BPCE SA	0.250%	1/15/26	EUR	2,100	2,543
BPCE SA	1.375%	12/23/26	GBP	1,400	1,947
BPCE SA	0.010%	1/14/27	EUR	900	1,070
BPCE SA	0.500%	9/15/27	EUR	2,000	2,413
BPCE SA	2.750%	11/30/27	EUR	1,000	1,252
21

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BPCE SA	1.000%	10/5/28	EUR	1,100	1,393
	BPCE SA	5.250%	4/16/29	GBP	600	1,014
	BPCE SA	0.625%	1/15/30	EUR	2,800	3,397
	BPCE SA	0.250%	1/14/31	EUR	5,000	5,780
	BPCE SFH SA	0.375%	2/10/23	EUR	1,000	1,220
	BPCE SFH SA	2.375%	11/29/23	EUR	1,000	1,290
	BPCE SFH SA	0.375%	2/21/24	EUR	2,500	3,073
	BPCE SFH SA	1.750%	6/27/24	EUR	4,000	5,136
	BPCE SFH SA	1.000%	2/24/25	EUR	2,700	3,414
	BPCE SFH SA	0.398%	4/24/25	EUR	4,000	4,949
	BPCE SFH SA	0.750%	9/2/25	EUR	2,000	2,515
	BPCE SFH SA	0.625%	9/22/27	EUR	1,000	1,262
	BPCE SFH SA	0.010%	11/10/27	EUR	2,000	2,427
	BPCE SFH SA	0.875%	4/13/28	EUR	2,400	3,082
	BPCE SFH SA	1.000%	6/8/29	EUR	900	1,171
[4]	Caisse Centrale du Credit Immobilier de France SA	0.050%	3/25/25	EUR	2,000	2,446
	Caisse de Refinancement de l'Habitat SA	4.000%	6/17/22	EUR	3,876	4,897
	Caisse de Refinancement de l'Habitat SA	3.300%	9/23/22	EUR	1,853	2,346
	Caisse de Refinancement de l'Habitat SA	4.300%	2/24/23	EUR	1,365	1,785
	Caisse de Refinancement de l'Habitat SA	3.900%	10/20/23	EUR	975	1,299
	Caisse de Refinancement de l'Habitat SA	3.600%	3/8/24	EUR	2,263	3,036
	Caisse de Refinancement de l'Habitat SA	2.400%	1/17/25	EUR	218	289
	Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	2,000	2,424
	Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	4,100	4,925
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	1,900	2,879
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	1,700	2,306
	Capgemini SE	2.500%	7/1/23	EUR	1,200	1,517
	Capgemini SE	1.750%	4/18/28	EUR	1,900	2,506
	Capgemini SE	2.000%	4/15/29	EUR	3,000	4,030
	Capgemini SE	2.375%	4/15/32	EUR	5,100	7,151
	Carmila SA	2.375%	9/16/24	EUR	800	1,035
	Carrefour SA	0.750%	4/26/24	EUR	1,775	2,179
	Carrefour SA	1.250%	6/3/25	EUR	3,141	3,952
	Carrefour SA	2.625%	12/15/27	EUR	2,000	2,750
	Cie de Financement Foncier SA	0.200%	9/16/22	EUR	2,700	3,276
	Cie de Financement Foncier SA	2.375%	11/21/22	EUR	1,130	1,419
	Cie de Financement Foncier SA	0.625%	2/10/23	EUR	2,400	2,941
	Cie de Financement Foncier SA	0.325%	9/12/23	EUR	2,800	3,428
	Cie de Financement Foncier SA	2.000%	5/7/24	EUR	2,800	3,612
	Cie de Financement Foncier SA	0.500%	9/4/24	EUR	2,000	2,476
	Cie de Financement Foncier SA	0.750%	1/21/25	EUR	1,400	1,752
	Cie de Financement Foncier SA	4.000%	10/24/25	EUR	4,935	7,085
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	500	632
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	1,100	1,355
	Cie de Financement Foncier SA	5.500%	1/26/27	GBP	458	790
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	1,000	1,242
	Cie de Financement Foncier SA	0.010%	11/10/27	EUR	2,000	2,427
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	2,200	2,797
	Cie de Financement Foncier SA	0.875%	9/11/28	EUR	3,700	4,753
	Cie de Financement Foncier SA	3.875%	4/25/55	EUR	780	1,716
	Cie de Saint-Gobain	1.750%	4/3/23	EUR	2,000	2,489
	Cie de Saint-Gobain	2.375%	10/4/27	EUR	3,000	4,086
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	2,300	3,111
22

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	1,600	1,960
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	4,000	4,701
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	4,630
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	1,000	1,513
CNP Assurances	4.500%	6/10/47	EUR	1,500	2,173
CNP Assurances	2.500%	6/30/51	EUR	1,500	1,918
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	3,200	4,401
Credit Agricole Assurances SA	2.625%	1/29/48	EUR	1,000	1,293
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	600	887
Credit Agricole Assurances SA	4.250%	12/31/49	EUR	600	804
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	585	721
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	1,000	1,233
Credit Agricole Home Loan SFH SA	0.500%	4/3/25	EUR	1,000	1,242
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	400	569
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	7,100	9,016
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	3,000	3,855
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	3,000	3,897
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	2,000	2,411
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	3,600	4,802
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	2,000	2,360
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	900	1,217
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	3,000	3,852
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	1,000	1,402
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	2,000	2,522
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	4,300	5,356
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	497	613
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	136	174
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	2,000	2,412
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	2,800	3,530
Credit Agricole SA	0.443%	6/9/22	JPY	100,000	915
Credit Agricole SA	0.750%	12/1/22	EUR	1,000	1,225
Credit Agricole SA	2.375%	5/20/24	EUR	2,800	3,631
Credit Agricole SA	1.000%	9/16/24	EUR	400	500
Credit Agricole SA	3.125%	2/5/26	EUR	800	1,107
Credit Agricole SA	1.000%	4/22/26	EUR	1,200	1,489
Credit Agricole SA	1.875%	12/20/26	EUR	2,000	2,609
Credit Agricole SA	2.625%	3/17/27	EUR	3,921	5,235
Credit Agricole SA	1.750%	3/5/29	EUR	2,400	3,128
Credit Agricole SA	2.000%	3/25/29	EUR	900	1,165
Credit Agricole SA	1.000%	7/3/29	EUR	5,300	6,691
Credit Agricole SA	1.625%	6/5/30	EUR	2,100	2,619
Credit Agricole SA	0.875%	1/14/32	EUR	1,400	1,693
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	1,700	2,089
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	4,300	5,354
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	400	499
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	2,000	2,398
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	3,900	5,602
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	500	633
Credit Mutuel Home Loan SFH SA	0.375%	9/12/22	EUR	780	949
Credit Mutuel Home Loan SFH SA	4.125%	1/16/23	EUR	1,200	1,557
Credit Mutuel Home Loan SFH SA	2.500%	9/11/23	EUR	600	772
Credit Mutuel Home Loan SFH SA	4.125%	1/19/24	EUR	1,200	1,622
23

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Mutuel Home Loan SFH SA	0.250%	4/30/24	EUR	2,000	2,454
	Credit Mutuel Home Loan SFH SA	1.750%	6/19/24	EUR	2,000	2,568
	Credit Mutuel Home Loan SFH SA	0.625%	2/10/25	EUR	500	623
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	1,000	1,255
	Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	156	198
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	1,700	2,162
	Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	15,000	19,408
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	1,200	1,557
	Danone SA	0.424%	11/3/22	EUR	1,300	1,578
	Danone SA	2.600%	6/28/23	EUR	1,200	1,533
	Danone SA	0.709%	11/3/24	EUR	1,500	1,856
	Danone SA	1.125%	1/14/25	EUR	2,000	2,507
	Danone SA	0.571%	3/17/27	EUR	2,000	2,467
	Dassault Systemes SE	0.125%	9/16/26	EUR	1,000	1,207
	Dassault Systemes SE	0.375%	9/16/29	EUR	2,000	2,415
[5]	Dexia Credit Local SA	1.125%	6/15/22	GBP	500	697
[5]	Dexia Credit Local SA	1.375%	12/7/22	GBP	1,200	1,686
[5]	Dexia Credit Local SA	0.750%	1/25/23	EUR	6,350	7,796
[5]	Dexia Credit Local SA	0.625%	2/3/24	EUR	12,100	14,967
[5]	Dexia Credit Local SA	1.250%	11/26/24	EUR	3,400	4,314
[5]	Dexia Credit Local SA	0.500%	1/17/25	EUR	4,900	6,060
[5]	Dexia Credit Local SA	2.125%	2/12/25	GBP	600	876
[5]	Dexia Credit Local SA	0.625%	1/17/26	EUR	900	1,124
	Edenred	1.375%	6/18/29	EUR	3,000	3,824
	Electricite de France SA	2.750%	3/10/23	EUR	4,000	5,074
	Electricite de France SA	4.625%	9/11/24	EUR	1,950	2,713
	Electricite de France SA	4.000%	11/12/25	EUR	450	638
	Electricite de France SA	1.000%	10/13/26	EUR	3,200	4,023
	Electricite de France SA	4.125%	3/25/27	EUR	1,800	2,661
	Electricite de France SA	2.000%	10/2/30	EUR	400	543
	Electricite de France SA	5.875%	7/18/31	GBP	604	1,121
	Electricite de France SA	5.625%	2/21/33	EUR	1,717	3,185
	Electricite de France SA	6.125%	6/2/34	GBP	3,750	7,461
	Electricite de France SA	1.875%	10/13/36	EUR	1,900	2,528
	Electricite de France SA	4.500%	11/12/40	EUR	800	1,489
	Electricite de France SA	5.500%	10/17/41	GBP	4,300	8,667
	Electricite de France SA	5.000%	1/22/49	EUR	1,200	1,636
	Electricite de France SA	5.375%	1/29/49	EUR	700	952
	Electricite de France SA	5.875%	7/22/49	GBP	500	781
	Electricite de France SA	2.000%	12/9/49	EUR	4,300	5,494
	Electricite de France SA	6.000%	12/29/49	GBP	800	1,236
	Electricite de France SA	5.125%	9/22/50	GBP	2,000	4,169
	Electricite de France SA	6.000%	1/23/14	GBP	1,500	3,584
	Eli Lilly & Co.	1.125%	12/11/28	EUR	2,000	2,489
	ELO SACA	2.375%	12/12/22	EUR	400	501
	ELO SACA	2.375%	4/25/25	EUR	1,600	2,076
	Engie Alliance GIE	5.750%	6/24/23	EUR	1,168	1,576
	Engie SA	2.625%	7/20/22	EUR	156	194
	Engie SA	3.000%	2/1/23	EUR	780	992
	Engie SA	0.875%	3/27/24	EUR	500	618
	Engie SA	0.875%	9/19/25	EUR	2,700	3,365
	Engie SA	0.375%	6/11/27	EUR	3,000	3,652
	Engie SA	1.750%	3/27/28	EUR	1,500	1,979
	Engie SA	1.375%	6/22/28	EUR	400	516
	Engie SA	7.000%	10/30/28	GBP	800	1,530
24

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	2.125%	3/30/32	EUR	3,100	4,298
Engie SA	2.000%	9/28/37	EUR	600	827
Engie SA	1.250%	10/24/41	EUR	1,800	2,218
Engie SA	3.875%	6/2/49	EUR	800	1,056
Engie SA	5.000%	10/1/60	GBP	1,000	2,265
Engie SA	1.375%	12/31/99	EUR	1,300	1,585
Engie SA	5.950%	3/16/11	EUR	618	1,401
EssilorLuxottica SA	2.625%	2/10/24	EUR	1,794	2,331
EssilorLuxottica SA	0.125%	5/27/25	EUR	2,000	2,428
EssilorLuxottica SA	0.500%	6/5/28	EUR	4,000	4,922
Eutelsat SA	2.000%	10/2/25	EUR	1,900	2,447
Gecina SA	1.500%	1/20/25	EUR	1,800	2,289
Gecina SA	1.000%	1/30/29	EUR	500	634
Gecina SA	1.625%	3/14/30	EUR	4,000	5,294
Gecina SA	1.625%	5/29/34	EUR	2,100	2,776
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	819	1,010
Holding d'Infrastructures de Transport SASU	2.250%	3/24/25	EUR	900	1,165
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	500	637
HSBC France SA	0.250%	5/17/24	EUR	600	730
HSBC France SA	0.100%	9/3/27	EUR	2,000	2,383
HSBC SFH France SA	2.000%	10/16/23	EUR	500	637
ICADE	1.125%	11/17/25	EUR	2,100	2,640
JCDecaux SA	1.000%	6/1/23	EUR	2,000	2,452
JCDecaux SA	2.625%	4/24/28	EUR	1,000	1,336
Kering SA	1.250%	5/10/26	EUR	1,900	2,421
Klepierre SA	1.000%	4/17/23	EUR	500	613
Klepierre SA	1.875%	2/19/26	EUR	1,500	1,949
Klepierre SA	0.625%	7/1/30	EUR	1,200	1,435
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	1,000	1,294
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	2,450	3,089
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	1,800	2,309
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	1,000	1,296
La Banque Postale SA	1.000%	10/16/24	EUR	1,000	1,243
La Banque Postale SA	0.500%	6/17/26	EUR	1,000	1,217
La Banque Postale SA	2.750%	11/19/27	EUR	800	1,002
La Banque Postale SA	3.000%	6/9/28	EUR	400	560
La Banque Postale SA	2.000%	7/13/28	EUR	1,900	2,525
La Banque Postale SA	1.375%	4/24/29	EUR	2,000	2,556
La Banque Postale SA	0.875%	1/26/31	EUR	5,000	6,038
La Mondiale SAM	2.125%	6/23/31	EUR	1,000	1,252
La Mondiale SAM	5.050%	12/29/49	EUR	1,326	1,857
La Poste SA	2.750%	11/26/24	EUR	900	1,193
La Poste SA	1.125%	6/4/25	EUR	2,000	2,515
La Poste SA	0.625%	10/21/26	EUR	1,900	2,345
La Poste SA	0.375%	9/17/27	EUR	3,900	4,743
La Poste SA	1.450%	11/30/28	EUR	500	654
La Poste SA	1.375%	4/21/32	EUR	8,800	11,376
La Poste SA	1.000%	9/17/34	EUR	1,000	1,231
LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	146	177
LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	1,755	2,436
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	1,965	2,428
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	5,000	6,039
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	2,000	2,415
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	2,000	2,423
Mercialys SA	1.787%	3/31/23	EUR	1,000	1,240
25

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
MMS USA Investments Inc.	0.625%	6/13/25	EUR	2,900	3,547
MMS USA Investments Inc.	1.750%	6/13/31	EUR	1,200	1,549
Orange SA	3.375%	9/16/22	EUR	400	505
Orange SA	0.750%	9/11/23	EUR	400	491
Orange SA	1.125%	7/15/24	EUR	1,900	2,371
Orange SA	1.000%	5/12/25	EUR	2,000	2,502
Orange SA	1.000%	9/12/25	EUR	2,700	3,390
Orange SA	5.250%	12/5/25	GBP	260	429
Orange SA	0.000%	9/4/26	EUR	1,400	1,677
Orange SA	1.250%	7/7/27	EUR	1,600	2,051
Orange SA	1.375%	3/20/28	EUR	7,100	9,197
Orange SA	8.125%	11/20/28	GBP	1,268	2,567
Orange SA	1.375%	1/16/30	EUR	500	653
Orange SA	1.875%	9/12/30	EUR	4,200	5,705
Orange SA	3.250%	1/15/32	GBP	4,500	7,015
Orange SA	1.625%	4/7/32	EUR	2,000	2,658
Orange SA	0.500%	9/4/32	EUR	3,800	4,510
Orange SA	8.125%	1/28/33	EUR	117	257
Orange SA	1.375%	9/4/49	EUR	900	1,078
Orange SA	5.000%	10/29/49	EUR	1,463	2,107
Orange SA	5.750%	10/29/49	GBP	1,365	2,036
Orange SA	5.250%	12/29/49	EUR	4,350	5,880
Orange SA	2.375%	12/31/99	EUR	1,200	1,518
Pernod Ricard SA	1.500%	5/18/26	EUR	600	772
Pernod Ricard SA	0.875%	10/24/31	EUR	2,600	3,255
PSA Banque France SA	0.625%	6/21/24	EUR	3,000	3,669
PSA Tresorerie GIE	6.000%	9/19/33	EUR	770	1,390
Publicis Groupe SA	1.125%	12/16/21	EUR	1,400	1,692
RCI Banque SA	0.750%	9/26/22	EUR	2,009	2,441
RCI Banque SA	1.875%	11/8/22	GBP	351	491
RCI Banque SA	1.000%	5/17/23	EUR	1,248	1,527
RCI Banque SA	1.375%	3/8/24	EUR	2,146	2,663
RCI Banque SA	1.625%	4/11/25	EUR	1,833	2,304
RCI Banque SA	1.750%	4/10/26	EUR	443	563
RCI Banque SA	1.625%	5/26/26	EUR	253	320
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	2,600	3,351
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	3,000	3,557
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	500	715
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	1,000	1,315
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	1,200	1,644
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	4,500	5,487
SANEF SA	0.950%	10/19/28	EUR	400	489
Sanofi	0.000%	9/13/22	EUR	1,200	1,448
Sanofi	0.500%	3/21/23	EUR	2,900	3,536
Sanofi	2.500%	11/14/23	EUR	1,000	1,280
Sanofi	1.000%	4/1/25	EUR	5,000	6,277
Sanofi	1.750%	9/10/26	EUR	1,400	1,844
Sanofi	1.125%	4/5/28	EUR	2,100	2,708
Sanofi	0.875%	3/21/29	EUR	2,000	2,530
Sanofi	1.500%	4/1/30	EUR	5,000	6,629
Sanofi	1.875%	3/21/38	EUR	1,500	2,144
Schneider Electric SE	0.875%	3/11/25	EUR	700	874
Schneider Electric SE	1.500%	1/15/28	EUR	2,200	2,887
Schneider Electric SE	0.250%	3/11/29	EUR	3,000	3,616
SCOR SE	3.000%	6/8/46	EUR	1,400	1,878
26

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
SCOR SE	3.625%	5/27/48	EUR	500	709
SCOR SE	1.375%	9/17/51	EUR	900	1,070
Societe Generale SA	0.448%	5/26/22	JPY	200,000	1,830
Societe Generale SA	0.000%	5/27/22	EUR	400	483
Societe Generale SA	4.250%	7/13/22	EUR	500	634
Societe Generale SA	0.750%	5/26/23	EUR	1,000	1,228
Societe Generale SA	4.000%	6/7/23	EUR	900	1,169
Societe Generale SA	1.250%	2/15/24	EUR	3,700	4,604
Societe Generale SA	1.125%	1/23/25	EUR	2,300	2,858
Societe Generale SA	0.875%	7/1/26	EUR	2,200	2,704
Societe Generale SA	0.750%	1/25/27	EUR	1,600	1,941
Societe Generale SA	0.847%	5/26/27	JPY	400,000	3,635
Societe Generale SA	1.250%	12/7/27	GBP	2,000	2,653
Societe Generale SA	2.125%	9/27/28	EUR	2,200	2,904
Societe Generale SA	0.500%	6/12/29	EUR	4,000	4,697
Societe Generale SA	1.250%	6/12/30	EUR	1,600	1,976
Societe Generale SA	1.000%	11/24/30	EUR	2,000	2,399
Societe Generale SCF SA	4.250%	2/3/23	EUR	900	1,172
Societe Generale SFH SA	0.500%	1/20/23	EUR	400	489
Societe Generale SFH SA	2.000%	4/29/24	EUR	2,700	3,481
Societe Generale SFH SA	0.500%	1/30/25	EUR	1,800	2,234
Societe Generale SFH SA	0.500%	1/28/26	EUR	2,200	2,745
Societe Generale SFH SA	0.750%	1/19/28	EUR	2,000	2,548
Societe Generale SFH SA	0.010%	2/11/30	EUR	800	960
Sodexo SA	2.500%	6/24/26	EUR	117	158
Sodexo SA	1.750%	6/26/28	GBP	1,560	2,176
Suez SA	2.750%	10/9/23	EUR	600	773
Suez SA	5.500%	7/22/24	EUR	950	1,351
Suez SA	1.000%	4/3/25	EUR	2,000	2,499
Suez SA	1.250%	4/2/27	EUR	4,000	5,103
Suez SA	1.500%	4/3/29	EUR	1,900	2,483
TDF Infrastructure SAS	2.875%	10/19/22	EUR	4,200	5,219
Terega SA	0.875%	9/17/30	EUR	1,000	1,207
Thales SA	0.000%	3/26/26	EUR	3,000	3,585
Total Capital Canada Ltd.	2.125%	9/18/29	EUR	2,100	2,900
Total Capital International SA	2.250%	6/9/22	GBP	542	764
Total Capital International SA	2.125%	3/15/23	EUR	800	1,006
Total Capital International SA	0.625%	10/4/24	EUR	2,400	2,966
Total Capital International SA	1.375%	3/19/25	EUR	2,700	3,438
Total Capital International SA	1.750%	7/7/25	GBP	1,807	2,584
Total Capital International SA	2.875%	11/19/25	EUR	1,600	2,186
Total Capital International SA	2.500%	3/25/26	EUR	900	1,220
Total Capital International SA	1.491%	4/8/27	EUR	4,000	5,196
Total Capital International SA	0.696%	5/31/28	EUR	4,400	5,470
Total Capital International SA	0.952%	5/18/31	EUR	3,000	3,784
Total Capital International SA	1.994%	4/8/32	EUR	2,100	2,909
Total Capital International SA	1.618%	5/18/40	EUR	2,000	2,642
TOTAL SA	2.708%	12/29/49	EUR	2,653	3,305
TOTAL SA	3.875%	12/29/49	EUR	1,658	2,064
TOTAL SA	1.750%	12/31/99	EUR	1,580	1,941
TOTAL SE	2.625%	12/29/49	EUR	3,658	4,639
TOTAL SE	3.369%	12/29/49	EUR	1,404	1,868
TOTAL SE	1.625%	12/31/99	EUR	5,000	6,036
UMG Groupe VYV	1.625%	7/2/29	EUR	800	1,015
Unibail-Rodamco-Westfield SE	2.500%	2/26/24	EUR	368	475
27

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	1.000%	3/14/25	EUR	1,950	2,435
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	2,300	2,870
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	113	144
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	700	873
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	4,000	4,842
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	4,159
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	1,463	1,852
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	3,000	3,899
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	2,500	2,898
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	600	779
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	253	324
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	1,500	1,686
Veolia Environnement SA	0.892%	1/14/24	EUR	2,500	3,080
Veolia Environnement SA	1.590%	1/10/28	EUR	1,200	1,567
Veolia Environnement SA	0.927%	1/4/29	EUR	1,000	1,252
Veolia Environnement SA	6.125%	11/25/33	EUR	854	1,667
Vinci SA	1.000%	9/26/25	EUR	1,000	1,257
Vinci SA	1.625%	1/18/29	EUR	700	922
Vinci SA	1.750%	9/26/30	EUR	1,400	1,896
					1,197,801
Germany (2.6%)
Aareal Bank AG	0.125%	2/1/24	EUR	975	1,191
Aareal Bank AG	0.375%	7/15/25	EUR	429	531
Allianz Finance II BV	0.875%	1/15/26	EUR	400	502
Allianz Finance II BV	3.000%	3/13/28	EUR	600	867
Allianz Finance II BV	1.375%	4/21/31	EUR	2,500	3,298
Allianz SE	5.625%	10/17/42	EUR	1,400	1,819
Allianz SE	2.241%	7/7/45	EUR	1,400	1,805
Allianz SE	4.750%	12/31/49	EUR	1,100	1,462
Allianz SE	2.121%	7/8/50	EUR	3,800	4,890
Allianz SE	3.375%	12/31/99	EUR	1,700	2,232
alstria office REIT-AG	1.500%	11/15/27	EUR	2,000	2,537
Aroundtown SA	0.625%	7/9/25	EUR	400	489
Aroundtown SA	4.625%	9/18/25	CAD	250	221
Aroundtown SA	1.875%	1/19/26	EUR	4,000	5,167
Aroundtown SA	0.000%	7/16/26	EUR	2,000	2,351
Aroundtown SA	2.000%	11/2/26	EUR	1,400	1,814
Aroundtown SA	3.250%	7/18/27	GBP	1,190	1,767
Aroundtown SA	1.625%	1/31/28	EUR	900	1,143
Aroundtown SA	1.450%	7/9/28	EUR	3,000	3,768
Aroundtown SA	3.000%	10/16/29	GBP	1,736	2,526
Aroundtown SA	3.625%	4/10/31	GBP	6,000	9,088
Aroundtown SA	1.625%	12/31/99	EUR	4,000	4,659
Aroundtown SA	2.125%	12/31/99	EUR	4,800	5,827
BASF SE	2.000%	12/5/22	EUR	1,950	2,430
BASF SE	1.750%	3/11/25	GBP	156	223
BASF SE	1.500%	5/22/30	EUR	1,560	2,087
BASF SE	0.875%	10/6/31	EUR	117	148
BASF SE	1.450%	12/13/32	EUR	3,300	4,413
Bayer AG	0.050%	1/12/25	EUR	3,000	3,595
Bayer AG	0.750%	1/6/27	EUR	2,600	3,180
Bayer AG	0.375%	1/12/29	EUR	4,000	4,696
Bayer AG	0.625%	7/12/31	EUR	2,000	2,299
Bayer AG	1.375%	7/6/32	EUR	2,000	2,447
Bayer AG	1.000%	1/12/36	EUR	2,000	2,234
28

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bayer AG	3.750%	7/1/74	EUR	1,181	1,507
Bayer AG	2.375%	11/12/79	EUR	2,600	3,171
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	3,000	3,649
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	2,000	2,674
Bayerische Landesbank	2.000%	7/11/22	EUR	136	168
Bayerische Landesbank	0.350%	12/1/22	EUR	975	1,188
Bayerische Landesbank	1.625%	4/18/23	EUR	975	1,221
Bayerische Landesbank	0.500%	3/19/25	EUR	1,950	2,425
Bayerische Landesbank	0.625%	7/19/27	EUR	390	492
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	1,227	1,537
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	585	750
Berlin Hyp AG	0.125%	10/23/23	EUR	4,974	6,069
Berlin Hyp AG	0.125%	1/5/24	EUR	975	1,191
Berlin Hyp AG	0.375%	5/3/24	EUR	1,523	1,876
Berlin Hyp AG	0.375%	2/21/25	EUR	10,000	12,371
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	12,418
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	1,200	1,532
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	1,600	2,139
BMW Finance NV	1.000%	2/15/22	EUR	429	521
BMW Finance NV	0.125%	7/13/22	EUR	2,926	3,536
BMW Finance NV	0.875%	8/16/22	GBP	468	649
BMW Finance NV	1.250%	9/5/22	EUR	234	287
BMW Finance NV	0.375%	7/10/23	EUR	2,048	2,493
BMW Finance NV	0.625%	10/6/23	EUR	2,185	2,678
BMW Finance NV	0.750%	4/15/24	EUR	175	216
BMW Finance NV	1.000%	11/14/24	EUR	2,298	2,871
BMW Finance NV	0.875%	4/3/25	EUR	1,794	2,238
BMW Finance NV	1.000%	8/29/25	EUR	1,556	1,956
BMW Finance NV	0.000%	1/11/26	EUR	3,000	3,605
BMW Finance NV	0.375%	1/14/27	EUR	2,926	3,576
BMW Finance NV	1.500%	2/6/29	EUR	3,660	4,821
BMW Finance NV	0.200%	1/11/33	EUR	2,000	2,303
Brenntag Finance BV	1.125%	9/27/25	EUR	702	879
Commerzbank AG	0.250%	1/26/22	EUR	780	943
Commerzbank AG	1.500%	9/21/22	EUR	975	1,200
Commerzbank AG	0.500%	9/13/23	EUR	195	237
Commerzbank AG	0.125%	1/9/24	EUR	10,000	12,209
Commerzbank AG	0.050%	7/11/24	EUR	975	1,190
Commerzbank AG	0.625%	8/28/24	EUR	1,950	2,394
Commerzbank AG	0.625%	3/13/25	EUR	1,794	2,240
Commerzbank AG	0.625%	5/28/25	EUR	1,755	2,194
Commerzbank AG	0.875%	9/8/25	EUR	1,970	2,493
Commerzbank AG	1.000%	3/4/26	EUR	2,945	3,679
Commerzbank AG	0.500%	6/9/26	EUR	2,926	3,657
Commerzbank AG	0.500%	12/4/26	EUR	2,926	3,564
Commerzbank AG	0.125%	12/15/26	EUR	2,302	2,822
Commerzbank AG	0.625%	8/24/27	EUR	214	270
Commerzbank AG	0.010%	3/11/30	EUR	1,755	2,104
Commerzbank AG	1.250%	1/9/34	EUR	1,365	1,834
Covestro AG	1.750%	9/25/24	EUR	1,950	2,476
Daimler AG	2.375%	9/12/22	EUR	1,365	1,701
Daimler AG	0.000%	2/8/24	EUR	156	188
Daimler AG	2.625%	4/7/25	EUR	5,950	7,896
Daimler AG	2.000%	8/22/26	EUR	6,975	9,216
Daimler AG	0.375%	11/8/26	EUR	2,926	3,561
29

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Daimler AG	0.750%	2/8/30	EUR	1,755	2,140
Daimler AG	2.375%	5/22/30	EUR	2,000	2,779
Daimler AG	0.750%	9/10/30	EUR	975	1,192
Daimler AG	2.000%	2/27/31	EUR	3,326	4,513
Daimler AG	1.125%	11/6/31	EUR	1,950	2,439
Daimler AG	1.125%	8/8/34	EUR	1,755	2,143
Daimler Canada Finance Inc.	3.050%	5/16/22	CAD	1,755	1,463
Daimler Canada Finance Inc.	2.970%	3/13/24	CAD	705	604
Daimler Canada Finance Inc.	1.650%	9/22/25	CAD	530	433
Daimler International Finance BV	0.250%	5/11/22	EUR	156	189
Daimler International Finance BV	0.625%	2/27/23	EUR	2,121	2,589
Daimler International Finance BV	0.875%	4/9/24	EUR	4,575	5,656
Daimler International Finance BV	1.000%	11/11/25	EUR	4,096	5,141
Daimler International Finance BV	1.375%	6/26/26	EUR	3,394	4,349
Daimler International Finance BV	0.625%	5/6/27	EUR	2,926	3,601
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	1,000	1,222
Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	3,609	4,623
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	780	1,024
Deutsche Bahn Finance GmbH	1.500%	8/26/24	CHF	195	228
Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	870	727
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,824	11,097
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	487	621
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	1,096	1,357
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	122	157
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	682	986
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	556	676
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	585	772
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	526	664
Deutsche Bahn Finance GmbH	1.500%	12/8/32	EUR	1,365	1,832
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	1,911	2,583
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	1,774	2,141
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	1,973	2,545
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	4,180	4,324
Deutsche Bahn Finance GmbH	0.950%	12/31/99	EUR	900	1,087
Deutsche Bank AG	2.375%	1/11/23	EUR	2,400	3,005
Deutsche Bank AG	1.125%	8/30/23	EUR	4,941	6,109
Deutsche Bank AG	0.625%	12/19/23	CHF	2,245	2,493
Deutsche Bank AG	0.250%	3/8/24	EUR	1,814	2,223
Deutsche Bank AG	2.625%	12/16/24	GBP	3,000	4,318
Deutsche Bank AG	2.625%	2/12/26	EUR	4,900	6,438
Deutsche Bank AG	1.375%	9/3/26	EUR	2,200	2,730
Deutsche Bank AG	1.625%	1/20/27	EUR	600	754
Deutsche Bank AG	0.750%	2/17/27	EUR	3,000	3,606
Deutsche Bank AG	0.250%	8/31/28	EUR	975	1,198
Deutsche Bank AG	1.750%	11/19/30	EUR	5,000	6,263
Deutsche Boerse AG	1.625%	10/8/25	EUR	799	1,035
Deutsche Boerse AG	1.125%	3/26/28	EUR	1,950	2,503
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	3,000	3,654
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	700	859
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	400	501
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	1,950	2,383
Deutsche Pfandbriefbank AG	0.050%	9/5/22	EUR	1,326	1,606
Deutsche Pfandbriefbank AG	0.010%	10/16/25	EUR	4,000	4,875
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	3,700	4,667
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	1,190	1,678
30

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	1,950	2,613
Deutsche Post AG	2.750%	10/9/23	EUR	390	504
Deutsche Post AG	2.875%	12/11/24	EUR	390	520
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	5,091
Deutsche Post AG	0.375%	5/20/26	EUR	1,333	1,630
Deutsche Post AG	1.625%	12/5/28	EUR	4,560	6,047
Deutsche Telekom AG	0.500%	7/5/27	EUR	3,706	4,549
Deutsche Telekom AG	1.375%	7/5/34	EUR	585	751
Deutsche Telekom AG	2.250%	3/29/39	EUR	829	1,156
Deutsche Telekom AG	1.750%	12/9/49	EUR	975	1,199
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	390	494
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	3,921	4,780
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	2,341	2,861
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	857	1,136
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	1,804	2,596
Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	2,926	4,324
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	4,304	5,505
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,021	5,254
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	175	368
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	1,697	2,320
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	1,998	4,111
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	175	365
Deutsche Wohnen SE	1.000%	4/30/25	EUR	2,000	2,498
DVB Bank SE	1.250%	6/16/23	EUR	5,800	7,182
DZ HYP AG	0.125%	9/30/22	EUR	2,536	3,077
DZ HYP AG	0.375%	6/6/25	EUR	400	495
DZ HYP AG	0.500%	11/13/25	EUR	3,121	3,892
DZ HYP AG	0.750%	2/2/26	EUR	2,000	2,526
DZ HYP AG	0.375%	3/31/26	EUR	1,209	1,502
DZ HYP AG	0.500%	9/30/26	EUR	1,950	2,441
DZ HYP AG	0.500%	4/1/27	EUR	1,000	1,253
DZ HYP AG	0.750%	6/30/27	EUR	234	298
DZ HYP AG	0.625%	8/30/27	EUR	2,000	2,527
DZ HYP AG	0.010%	10/27/28	EUR	9,000	10,891
DZ HYP AG	0.875%	1/30/29	EUR	1,950	2,512
DZ HYP AG	0.050%	6/29/29	EUR	1,950	2,357
DZ HYP AG	0.875%	1/18/30	EUR	2,400	3,097
DZ HYP AG	0.010%	3/29/30	EUR	10,000	11,991
DZ HYP AG	0.875%	4/17/34	EUR	1,950	2,512
DZ HYP AG	0.375%	11/10/34	EUR	5,000	6,038
E.ON International Finance BV	5.625%	12/6/23	GBP	273	424
E.ON International Finance BV	1.625%	5/30/26	EUR	2,497	3,225
E.ON International Finance BV	6.375%	6/7/32	GBP	1,229	2,391
E.ON International Finance BV	4.750%	1/31/34	GBP	1,100	1,920
E.ON International Finance BV	5.875%	10/30/37	GBP	2,250	4,535
E.ON SE	0.375%	4/20/23	EUR	829	1,008
E.ON SE	0.250%	10/24/26	EUR	2,926	3,542
E.ON SE	0.375%	9/29/27	EUR	975	1,186
E.ON SE	0.750%	2/20/28	EUR	1,916	2,375
E.ON SE	1.625%	5/22/29	EUR	6,580	8,659
E.ON SE	0.350%	2/28/30	EUR	975	1,159
E.ON SE	0.625%	11/7/31	EUR	3,375	4,041
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	700	852
EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	600	727
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	1,400	1,739
31

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EnBW International Finance BV	0.625%	4/17/25	EUR	2,770	3,414
EnBW International Finance BV	2.500%	6/4/26	EUR	390	526
EnBW International Finance BV	0.250%	10/19/30	EUR	1,853	2,186
EnBW International Finance BV	0.500%	3/1/33	EUR	2,000	2,363
EnBW International Finance BV	6.125%	7/7/39	EUR	835	1,848
Eurogrid GmbH	1.625%	11/3/23	EUR	2,200	2,754
Eurogrid GmbH	1.875%	6/10/25	EUR	3,900	5,030
Eurogrid GmbH	1.500%	4/18/28	EUR	1,200	1,560
Evonik Industries AG	0.625%	9/18/25	EUR	1,000	1,230
EWE AG	0.375%	10/22/32	EUR	12,072	14,034
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	2,036	2,541
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	306	445
Fresenius Medical Care AG & Co. KGaA	0.250%	11/29/23	EUR	1,404	1,700
Fresenius Medical Care AG & Co. KGaA	1.500%	5/29/30	EUR	1,950	2,472
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	1,755	2,341
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	1,950	2,521
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	2,243	2,736
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	2,341	3,281
Grand City Properties SA	1.500%	4/17/25	EUR	1,000	1,270
Grand City Properties SA	1.375%	8/3/26	EUR	3,600	4,572
Grand City Properties SA	1.500%	2/22/27	EUR	500	638
Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	2,108	2,574
Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	3,200	3,912
Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	1,200	1,592
Hannover Rueck SE	1.750%	10/8/40	EUR	1,000	1,257
HeidelbergCement AG	2.250%	3/30/23	EUR	1,560	1,950
HeidelbergCement AG	2.250%	6/3/24	EUR	2,087	2,672
HeidelbergCement AG	1.500%	2/7/25	EUR	2,731	3,447
HeidelbergCement Finance Luxembourg SA	2.500%	10/9/24	EUR	4,000	5,200
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	1,502	1,925
HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	1,950	2,450
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	2,185	2,843
Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	156	192
Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	2,688	3,732
ING-DiBa AG	0.250%	10/9/23	EUR	1,000	1,224
ING-DiBa AG	0.250%	11/16/26	EUR	1,000	1,235
ING-DiBa AG	0.125%	5/23/27	EUR	16,000	19,613
ING-DiBa AG	1.000%	5/23/39	EUR	3,800	4,985
innogy Finance BV	1.000%	4/13/25	EUR	975	1,214
innogy Finance BV	1.500%	7/31/29	EUR	7,741	10,095
innogy Finance BV	6.250%	6/3/30	GBP	4,174	7,771
innogy Finance BV	6.125%	7/6/39	GBP	600	1,271
Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	1,400	1,689
Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	975	1,178
Landesbank Baden-Wuerttemberg	0.500%	6/7/22	EUR	600	727
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	390	477
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	2,000	2,461
Landesbank Baden-Wuerttemberg	1.500%	2/3/25	GBP	400	562
Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	1,950	2,412
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	16,900	20,483
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	1,601	1,936
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	4,400	5,342
Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	3,000	3,658
Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	2,000	2,461
Landesbank Hessen-Thueringen Girozentrale	0.125%	11/19/24	EUR	500	609
32

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	1,800	2,203
LANXESS AG	1.125%	5/16/25	EUR	1,853	2,329
LEG Immobilien SE	0.875%	11/28/27	EUR	1,000	1,241
Merck Financial Services GmbH	0.005%	12/15/23	EUR	4,000	4,827
Merck KGaA	1.625%	9/9/80	EUR	2,200	2,705
Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	195	240
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	234	295
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	2,536	3,200
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	2,926	3,697
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	2,487	3,551
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	1,814	2,372
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	3,900	4,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.250%	5/26/42	EUR	2,400	3,073
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	1,200	1,758
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	900	1,258
Norddeutsche Landesbank-Girozentrale	0.375%	10/9/24	EUR	214	264
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	1,950	2,402
O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	1,400	1,783
Santander Consumer Bank AG	0.750%	10/17/22	EUR	3,700	4,509
Santander Consumer Bank AG	0.250%	10/15/24	EUR	400	484
SAP SE	1.125%	2/20/23	EUR	516	634
SAP SE	0.000%	5/17/23	EUR	2,000	2,417
SAP SE	0.125%	5/18/26	EUR	5,000	6,057
SAP SE	1.250%	3/10/28	EUR	1,200	1,549
SAP SE	0.375%	5/18/29	EUR	2,000	2,427
SAP SE	1.625%	3/10/31	EUR	3,400	4,561
Siemens Financieringsmaatschappij NV	0.250%	6/5/24	EUR	5,000	6,093
Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	2,721	3,288
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	2,000	2,414
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	1,950	2,330
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	3,092	4,058
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	1,000	1,215
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	1,365	1,624
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	1,794	2,482
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	700	1,307
Talanx AG	2.500%	7/23/26	EUR	400	546
Talanx AG	2.250%	12/5/47	EUR	2,000	2,560
Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	800	1,051
TLG Immobilien AG	1.500%	5/28/26	EUR	2,000	2,531
UniCredit Bank AG	0.125%	10/26/23	EUR	390	476
UniCredit Bank AG	1.875%	4/9/24	EUR	994	1,276
UniCredit Bank AG	0.625%	11/20/25	EUR	1,307	1,638
UniCredit Bank AG	0.010%	11/19/27	EUR	10,000	12,145
UniCredit Bank AG	0.010%	9/15/28	EUR	2,224	2,689
UniCredit Bank AG	0.875%	1/11/29	EUR	2,477	3,189
UniCredit Bank AG	0.125%	11/22/29	EUR	7,000	8,498
UniCredit Bank AG	0.250%	1/15/32	EUR	3,804	4,616
UniCredit Bank AG	0.850%	5/22/34	EUR	2,945	3,786
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	1,580	2,039
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	2,243	3,029
Volkswagen Bank GmbH	1.250%	8/1/22	EUR	1,500	1,835
33

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	2,224	2,719
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	10,400	12,972
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	253	319
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	1,100	1,473
Volkswagen Financial Services AG	0.875%	4/12/23	EUR	214	262
Volkswagen Financial Services AG	1.500%	10/1/24	EUR	1,170	1,473
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	390	518
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	3,901	5,593
Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	AUD	680	535
Volkswagen Financial Services NV	1.625%	6/9/22	GBP	800	1,116
Volkswagen Financial Services NV	1.750%	9/12/22	GBP	195	273
Volkswagen Financial Services NV	1.125%	9/18/23	GBP	4,000	5,551
Volkswagen Financial Services NV	0.875%	2/20/25	GBP	5,000	6,828
Volkswagen Financial Services NV	2.250%	4/12/25	GBP	117	168
Volkswagen International Finance NV	3.375%	11/16/26	GBP	1,400	2,124
Volkswagen International Finance NV	1.875%	3/30/27	EUR	6,100	7,957
Volkswagen International Finance NV	3.250%	11/18/30	EUR	400	590
Volkswagen International Finance NV	1.250%	9/23/32	EUR	1,200	1,500
Volkswagen International Finance NV	4.125%	11/16/38	EUR	3,200	5,300
Volkswagen International Finance NV	5.125%	9/29/49	EUR	799	1,057
Volkswagen International Finance NV	3.500%	12/29/49	EUR	1,989	2,589
Volkswagen International Finance NV	2.700%	12/31/99	EUR	2,300	2,849
Volkswagen International Finance NV	3.375%	12/31/99	EUR	3,300	4,219
Volkswagen International Finance NV	3.500%	12/31/99	EUR	3,800	4,909
Volkswagen International Finance NV	3.875%	12/31/99	EUR	2,100	2,779
Volkswagen International Finance NV	3.875%	12/31/99	EUR	3,000	3,976
Volkswagen International Finance NV	4.625%	12/31/99	EUR	1,900	2,635
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	2,000	2,486
Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	2,233	2,737
Volkswagen Leasing GmbH	0.000%	7/12/23	EUR	5,000	6,019
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	448	577
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	2,048	2,542
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	2,263	2,846
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	425	542
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	4,000	4,769
Vonovia Finance BV	2.250%	12/15/23	EUR	2,500	3,196
Vonovia Finance BV	1.500%	3/31/25	EUR	994	1,268
Vonovia Finance BV	1.800%	6/29/25	EUR	4,900	6,311
Vonovia Finance BV	1.125%	9/8/25	EUR	500	631
Vonovia Finance BV	1.500%	3/22/26	EUR	3,700	4,760
Vonovia Finance BV	1.500%	6/10/26	EUR	1,000	1,288
Vonovia Finance BV	0.625%	7/9/26	EUR	5,000	6,164
Vonovia Finance BV	0.625%	10/7/27	EUR	1,200	1,473
Vonovia Finance BV	2.250%	4/7/30	EUR	2,000	2,745
Vonovia Finance BV	1.125%	9/14/34	EUR	2,000	2,436
Vonovia Finance BV	1.000%	1/28/41	EUR	2,000	2,240
Vonovia Finance BV	4.000%	12/29/49	EUR	500	615
VW Credit Canada Inc.	3.250%	3/29/23	CAD	1,658	1,409
VW Credit Canada Inc.	2.850%	9/26/24	CAD	330	283
VW Credit Canada Inc.	1.500%	9/23/25	CAD	1,210	981
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	2,000	2,458
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	2,000	2,478
					1,020,025
34

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	117	143
Hong Kong & Shanghai Banking Corp. Ltd.	0.204%	6/25/24	JPY	100,000	903
					1,046
Ireland (0.1%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	585	709
Bank of Ireland Group plc	1.375%	8/29/23	EUR	2,965	3,682
Bank of Ireland Group plc	1.000%	11/25/25	EUR	4,292	5,304
CRH Finance DAC	3.125%	4/3/23	EUR	2,116	2,706
CRH Finance DAC	1.375%	10/18/28	EUR	273	353
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	1,035	1,158
CRH Funding BV	1.625%	5/5/30	EUR	1,950	2,559
CRH SMW Finance DAC	1.250%	11/5/26	EUR	4,000	5,086
ESB Finance DAC	3.494%	1/12/24	EUR	195	257
ESB Finance DAC	2.125%	6/8/27	EUR	1,233	1,656
ESB Finance DAC	1.875%	6/14/31	EUR	975	1,329
ESB Finance DAC	2.125%	11/5/33	EUR	2,165	3,044
Freshwater Finance plc	5.182%	4/20/35	GBP	390	722
Freshwater Finance plc	4.607%	10/17/36	GBP	219	383
GAS Networks Ireland	1.375%	12/5/26	EUR	487	626
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	2,048	2,693
Ryanair DAC	1.125%	8/15/23	EUR	585	715
Ryanair DAC	2.875%	9/15/25	EUR	3,000	3,924
					36,906
Italy (0.7%)
2i Rete Gas SPA	3.000%	7/16/24	EUR	1,170	1,539
2i Rete Gas SPA	1.608%	10/31/27	EUR	1,268	1,630
A2A SPA	1.250%	3/16/24	EUR	780	973
A2A SPA	0.625%	10/28/32	EUR	7,516	8,722
ACEA SPA	1.000%	10/24/26	EUR	1,194	1,494
ACEA SPA	1.500%	6/8/27	EUR	2,896	3,725
ACEA SPA	0.500%	4/6/29	EUR	8,950	10,709
Aeroporti di Roma SPA	1.625%	6/8/27	EUR	760	938
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	1,420	2,022
Assicurazioni Generali SPA	4.125%	5/4/26	EUR	600	848
Assicurazioni Generali SPA	7.750%	12/12/42	EUR	1,600	2,154
Assicurazioni Generali SPA	5.500%	10/27/47	EUR	3,070	4,527
Assicurazioni Generali SPA	5.000%	6/8/48	EUR	585	846
ASTM SPA	1.625%	2/8/28	EUR	1,933	2,394
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	1,100	1,450
Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	1,755	2,322
Banco BPM SPA	0.625%	6/8/23	EUR	1,950	2,389
Banco BPM SPA	1.000%	1/23/25	EUR	2,926	3,676
Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	3,121	3,889
Buzzi Unicem SPA	2.125%	4/28/23	EUR	253	316
Credit Agricole Italia SPA	0.875%	6/16/23	EUR	2,000	2,469
Credit Agricole Italia SPA	0.250%	9/30/24	EUR	2,200	2,694
Credit Agricole Italia SPA	0.625%	1/13/26	EUR	1,100	1,376
Credit Agricole Italia SPA	1.000%	3/25/27	EUR	3,000	3,843
Credit Agricole Italia SPA	0.250%	1/17/28	EUR	1,000	1,227
Credit Agricole Italia SPA	1.625%	3/21/29	EUR	400	541
Credit Agricole Italia SPA	1.750%	1/15/38	EUR	1,000	1,431
Credito Emiliano SPA	1.125%	1/17/24	EUR	1,950	2,431
Enel Finance International NV	4.875%	4/17/23	EUR	468	619
Enel Finance International NV	5.250%	9/29/23	EUR	143	195
35

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enel Finance International NV	0.000%	6/17/24	EUR	585	708
Enel Finance International NV	5.625%	8/14/24	GBP	2,211	3,525
Enel Finance International NV	1.000%	9/16/24	EUR	741	923
Enel Finance International NV	1.966%	1/27/25	EUR	2,870	3,708
Enel Finance International NV	1.375%	6/1/26	EUR	7,293	9,342
Enel Finance International NV	1.125%	9/16/26	EUR	526	666
Enel Finance International NV	0.375%	6/17/27	EUR	5,160	6,302
Enel Finance International NV	1.000%	10/20/27	GBP	604	815
Enel Finance International NV	1.125%	10/17/34	EUR	1,014	1,277
Enel Finance International NV	5.750%	9/14/40	GBP	3,277	6,711
Enel SPA	5.750%	6/22/37	GBP	585	1,158
Enel SPA	3.500%	5/24/80	EUR	1,560	2,053
Enel SPA	2.250%	12/31/99	EUR	5,000	6,303
Enel SPA	2.500%	12/31/99	EUR	2,165	2,723
Eni SPA	2.625%	11/22/21	EUR	585	715
Eni SPA	1.750%	1/18/24	EUR	2,138	2,703
Eni SPA	0.625%	9/19/24	EUR	1,950	2,401
Eni SPA	3.750%	9/12/25	EUR	1,287	1,801
Eni SPA	1.500%	2/2/26	EUR	156	201
Eni SPA	1.250%	5/18/26	EUR	6,000	7,627
Eni SPA	1.500%	1/17/27	EUR	975	1,259
Eni SPA	1.625%	5/17/28	EUR	585	769
Eni SPA	1.125%	9/19/28	EUR	1,073	1,364
Eni SPA	0.625%	1/23/30	EUR	1,950	2,354
Eni SPA	1.000%	10/11/34	EUR	1,170	1,424
Eni SPA	2.625%	12/31/99	EUR	1,560	1,969
Eni SPA	3.375%	12/31/99	EUR	975	1,241
FCA Bank SPA	0.250%	2/28/23	EUR	2,926	3,535
Hera SPA	0.875%	10/14/26	EUR	975	1,211
Hera SPA	0.875%	7/5/27	EUR	1,950	2,436
Hera SPA	5.200%	1/29/28	EUR	1,170	1,872
Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	2,458	2,989
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	900	1,152
Intesa Sanpaolo SPA	1.000%	1/27/23	EUR	3,609	4,445
Intesa Sanpaolo SPA	2.125%	8/30/23	EUR	1,560	1,968
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	1,190	1,573
Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	2,926	3,647
Intesa Sanpaolo SPA	3.125%	2/5/24	EUR	780	1,029
Intesa Sanpaolo SPA	0.500%	3/5/24	EUR	1,000	1,234
Intesa Sanpaolo SPA	1.500%	4/10/24	EUR	975	1,222
Intesa Sanpaolo SPA	1.000%	7/4/24	EUR	1,131	1,399
Intesa Sanpaolo SPA	0.500%	7/15/24	EUR	1,073	1,326
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	2,100	2,880
Intesa Sanpaolo SPA	1.250%	2/7/25	EUR	487	620
Intesa Sanpaolo SPA	1.125%	7/14/25	EUR	1,000	1,274
Intesa Sanpaolo SPA	1.000%	9/25/25	EUR	1,950	2,476
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	800	1,124
Intesa Sanpaolo SPA	0.375%	9/14/26	EUR	1,950	2,410
Intesa Sanpaolo SPA	1.000%	11/19/26	EUR	2,536	3,126
Intesa Sanpaolo SPA	1.125%	10/4/27	EUR	2,672	3,444
Intesa Sanpaolo SPA	0.750%	3/16/28	EUR	3,000	3,617
Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	5,087	6,502
Intesa Sanpaolo SPA	1.750%	7/4/29	EUR	1,755	2,246
Intesa Sanpaolo SPA	2.500%	1/15/30	GBP	2,585	3,618
Iren SPA	0.875%	11/4/24	EUR	897	1,111
36

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Iren SPA	1.950%	9/19/25	EUR	1,170	1,510
Italgas SPA	0.875%	4/24/30	EUR	1,170	1,441
Mediobanca Banca di Credito Finanziario SPA	1.125%	7/15/25	EUR	1,365	1,699
Mediobanca Banca di Credito Finanziario SPA	1.375%	11/10/25	EUR	2,107	2,718
Mediobanca Banca di Credito Finanziario SPA	0.875%	1/15/26	EUR	3,121	3,835
Mediobanca Banca di Credito Finanziario SPA	1.250%	11/24/29	EUR	507	670
Snam SPA	0.000%	5/12/24	EUR	585	706
Snam SPA	0.875%	10/25/26	EUR	3,834	4,774
Snam SPA	1.000%	9/12/34	EUR	1,560	1,886
Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	1,900	2,437
Terna Rete Elettrica Nazionale SPA	1.000%	10/11/28	EUR	2,594	3,281
UniCredit SPA	2.000%	3/4/23	EUR	1,950	2,434
UniCredit SPA	5.250%	4/30/23	EUR	1,755	2,349
UniCredit SPA	1.250%	6/25/25	EUR	6,182	7,647
UniCredit SPA	0.325%	1/19/26	EUR	8,000	9,574
UniCredit SPA	1.250%	6/16/26	EUR	1,000	1,240
UniCredit SPA	0.375%	10/31/26	EUR	3,716	4,568
UniCredit SPA	2.200%	7/22/27	EUR	4,950	6,290
UniCredit SPA	1.800%	1/20/30	EUR	2,000	2,476
UniCredit SPA	0.850%	1/19/31	EUR	2,000	2,356
					274,808
Japan (0.4%)
Asahi Group Holdings Ltd.	0.155%	10/23/24	EUR	1,365	1,648
Central Nippon Expressway Co. Ltd.	0.030%	10/30/24	JPY	500,000	4,571
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	929
Denso Corp.	0.315%	3/17/28	JPY	200,000	1,832
East Japan Railway Co.	4.875%	6/14/34	GBP	1,100	2,054
East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	120,000	1,098
East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	100,000	916
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	260,000	2,380
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	250,000	2,277
East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	3,637
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	300,000	2,776
JT International Financial Services BV	1.000%	11/26/29	EUR	2,185	2,688
JT International Financial Services BV	2.750%	9/28/33	GBP	994	1,444
JT International Financial Services BV	2.375%	4/7/81	EUR	1,950	2,481
Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	18,000	166
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	35,000	325
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	48,000	446
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	137,000	1,270
Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	40,000	376
Kyushu Electric Power Co. Inc.	0.170%	8/23/24	JPY	14,000	128
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	36,000	332
Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	120,000	1,099
Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	1,950	2,380
Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	3,706	4,586
Mitsubishi UFJ Financial Group Inc.	0.366%	7/29/26	JPY	48,000	436
Mitsubishi UFJ Financial Group Inc.	0.652%	7/26/27	JPY	40,000	368
Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	100,000	910
Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	100,000	910
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	3,121	3,849
Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	448	548
Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	965	1,197
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	51,000	469
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	975	1,150
37

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	1,950	2,363
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	100,000	975
[6]	New Kansai International Airport Co. Ltd.	0.882%	6/27/23	JPY	9,800	91
[2]	Nissan Motor Co. Ltd.	1.940%	9/15/23	EUR	437	549
	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	1,950	2,556
[2]	Nissan Motor Co. Ltd.	2.652%	3/17/26	EUR	1,287	1,687
[2]	Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	1,190	1,619
[2]	NTT Finance Corp.	0.010%	3/3/25	EUR	2,500	3,015
[2]	NTT Finance Corp.	0.342%	3/3/30	EUR	2,400	2,862
	NTT Finance Corp.	0.380%	9/20/30	JPY	1,000,000	9,198
	Panasonic Corp.	0.300%	9/20/23	JPY	100,000	923
	Panasonic Corp.	0.934%	3/19/25	JPY	300,000	2,847
	Panasonic Corp.	0.470%	9/18/26	JPY	400,000	3,660
	Shinkin Central Bank	0.110%	6/27/23	JPY	60,000	550
	Shinkin Central Bank	0.110%	10/27/23	JPY	40,000	367
	Shoko Chukin Bank Ltd.	0.060%	5/27/22	JPY	820,000	7,503
	Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	1,950	2,383
	Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	1,365	1,666
	Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	312	383
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	300,000	2,770
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	2,185	2,800
	Sumitomo Mitsui Financial Group Inc.	0.585%	3/16/28	JPY	56,000	508
	Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	2,146	2,587
	Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	3,531	4,217
	Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	EUR	1,424	1,747
	Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	1,677	2,229
	Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	6,139
	Takeda Pharmaceutical Co. Ltd.	1.000%	7/9/29	EUR	2,711	3,336
	Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	4,057	5,810
	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	1,658	2,096
	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	4,428	5,434
	West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	100,000	916
	West Nippon Expressway Co. Ltd.	0.070%	9/20/23	JPY	190,000	1,739
	West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	160,000	1,470
	West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	922
						141,593
Luxembourg (0.1%)
	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	EUR	604	735
	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	2,789	3,500
	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	EUR	1,863	2,397
	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	3,316	4,135
	Logicor Financing Sarl	1.500%	11/14/22	EUR	1,365	1,673
	Logicor Financing Sarl	2.250%	5/13/25	EUR	604	781
	Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	5,070
	Logicor Financing Sarl	1.625%	7/15/27	EUR	1,950	2,474
	Logicor Financing Sarl	3.250%	11/13/28	EUR	1,521	2,132
	Logicor Financing Sarl	0.875%	1/14/31	EUR	3,000	3,486
	NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	2,000	2,438
	NORD/LB Luxembourg SA Covered Bond Bank	0.375%	3/7/24	EUR	1,000	1,223
	Prologis International Funding II SA	0.875%	7/9/29	EUR	1,170	1,447
38

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis International Funding II SA	1.625%	6/17/32	EUR	780	1,014
SELP Finance Sarl	1.250%	10/25/23	EUR	799	988
					33,493
Mexico (0.0%)
America Movil SAB de CV	4.750%	6/28/22	EUR	976	1,241
America Movil SAB de CV	1.500%	3/10/24	EUR	117	147
America Movil SAB de CV	5.000%	10/27/26	GBP	448	735
America Movil SAB de CV	0.750%	6/26/27	EUR	838	1,027
America Movil SAB de CV	2.125%	3/10/28	EUR	994	1,328
America Movil SAB de CV	5.750%	6/28/30	GBP	760	1,377
America Movil SAB de CV	4.375%	8/7/41	GBP	1,924	3,381
America Movil SAB de CV	6.375%	9/6/73	EUR	1,638	2,232
Fomento Economico Mexicano SAB de CV	1.750%	3/20/23	EUR	330	411
					11,879
Netherlands (0.9%)
ABB Con-Cise Optical Group LLC	0.875%	5/5/28	EUR	3,500	4,353
ABN AMRO Bank NV	0.625%	5/31/22	EUR	117	142
ABN AMRO Bank NV	1.375%	6/7/22	GBP	700	977
ABN AMRO Bank NV	7.125%	7/6/22	EUR	1,268	1,653
ABN AMRO Bank NV	3.500%	9/21/22	EUR	214	272
ABN AMRO Bank NV	0.500%	7/17/23	EUR	585	715
ABN AMRO Bank NV	2.500%	9/5/23	EUR	1,365	1,756
ABN AMRO Bank NV	2.500%	11/29/23	EUR	799	1,028
ABN AMRO Bank NV	0.875%	1/15/24	EUR	1,170	1,449
ABN AMRO Bank NV	2.375%	1/23/24	EUR	3,199	4,143
ABN AMRO Bank NV	1.250%	5/28/25	EUR	4,700	5,900
ABN AMRO Bank NV	0.600%	1/15/27	EUR	3,000	3,659
ABN AMRO Bank NV	1.500%	9/30/30	EUR	4,233	5,772
ABN AMRO Bank NV	1.000%	4/13/31	EUR	1,600	2,094
ABN AMRO Bank NV	1.375%	1/10/34	EUR	2,800	3,825
ABN AMRO Bank NV	0.375%	1/14/35	EUR	7,900	9,549
ABN AMRO Bank NV	1.375%	1/12/37	EUR	4,300	5,924
ABN AMRO Bank NV	1.450%	4/12/38	EUR	700	979
ABN AMRO Bank NV	1.125%	4/23/39	EUR	1,000	1,336
Aegon Bank NV	0.250%	5/25/55	EUR	3,700	4,508
Aegon Bank NV	0.375%	11/21/56	EUR	2,000	2,463
Aegon Bank NV	0.750%	6/27/59	EUR	500	632
Aegon NV	1.000%	12/8/23	EUR	214	265
Aegon NV	6.625%	12/16/39	GBP	175	411
Aegon NV	4.000%	4/25/44	EUR	390	515
Akzo Nobel NV	1.750%	11/7/24	EUR	702	901
Akzo Nobel NV	1.125%	4/8/26	EUR	799	1,016
ASML Holding NV	3.375%	9/19/23	EUR	195	255
ASML Holding NV	1.375%	7/7/26	EUR	2,107	2,711
ASML Holding NV	1.625%	5/28/27	EUR	273	358
ASR Nederland NV	5.125%	9/29/45	EUR	585	834
ASR Nederland NV	3.375%	5/2/49	EUR	1,199	1,613
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	1,092	1,387
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	1,560	1,982
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	621	899
Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	2,383	2,904
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	1,121	1,423
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	653	854
Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	3,400	4,179
Cooperatieve Rabobank UA	1.250%	1/14/25	GBP	800	1,113
39

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	3,901	5,533
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	1,131	1,446
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	780	1,005
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	858	1,112
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	3,045	5,039
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	2,200	2,824
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	2,000	2,576
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	1,853	3,021
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	1,386	2,391
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	1,500	2,012
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	3,000	3,561
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	1,400	1,971
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	2,400	3,023
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	156	334
de Volksbank NV	0.500%	1/30/26	EUR	1,500	1,868
de Volksbank NV	0.750%	5/18/27	EUR	1,000	1,269
de Volksbank NV	0.375%	3/3/28	EUR	3,000	3,561
de Volksbank NV	0.750%	10/24/31	EUR	975	1,243
Enexis Holding NV	0.875%	4/28/26	EUR	2,400	3,010
Euronext NV	1.125%	6/12/29	EUR	3,000	3,761
EXOR NV	1.750%	1/18/28	EUR	1,033	1,339
EXOR NV	2.250%	4/29/30	EUR	2,000	2,663
Heineken NV	1.500%	12/7/24	EUR	994	1,259
Heineken NV	1.625%	3/30/25	EUR	1,560	1,995
Heineken NV	2.875%	8/4/25	EUR	1,151	1,554
Heineken NV	1.375%	1/29/27	EUR	1,970	2,533
Heineken NV	2.250%	3/30/30	EUR	2,926	4,042
Heineken NV	1.250%	5/7/33	EUR	4,000	5,024
Heineken NV	1.750%	5/7/40	EUR	2,000	2,537
ING Bank NV	1.875%	5/22/23	EUR	3,394	4,279
ING Bank NV	0.875%	4/11/28	EUR	3,100	3,986
ING Groep NV	1.000%	9/20/23	EUR	1,200	1,484
ING Groep NV	1.125%	2/14/25	EUR	2,900	3,625
ING Groep NV	2.125%	1/10/26	EUR	3,000	3,934
ING Groep NV	3.000%	2/18/26	GBP	1,400	2,086
ING Groep NV	2.500%	2/15/29	EUR	2,000	2,540
ING Groep NV	0.250%	2/18/29	EUR	2,000	2,349
ING Groep NV	1.625%	9/26/29	EUR	5,300	6,578
ING Groep NV	0.250%	2/1/30	EUR	3,000	3,486
Koninklijke DSM NV	2.375%	4/3/24	EUR	331	426
Koninklijke DSM NV	1.000%	4/9/25	EUR	624	782
Koninklijke DSM NV	0.250%	6/23/28	EUR	3,000	3,616
Koninklijke KPN NV	0.625%	4/9/25	EUR	2,000	2,441
Koninklijke KPN NV	5.000%	11/18/26	GBP	714	1,113
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,056	1,733
Koninklijke Philips NV	1.375%	5/2/28	EUR	1,502	1,943
Koninklijke Philips NV	2.000%	3/30/30	EUR	1,950	2,642
LeasePlan Corp. NV	0.750%	10/3/22	EUR	307	374
Nationale-Nederlanden Bank NV	0.375%	2/26/25	EUR	2,600	3,168
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	11,632
Nationale-Nederlanden Bank NV	0.625%	9/11/55	EUR	1,600	1,998
Nationale-Nederlanden Bank NV	0.250%	2/27/56	EUR	2,200	2,692
Nationale-Nederlanden Levensverzekering Maatschappij NV	9.000%	8/29/42	EUR	4,688	6,293
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	292	363
40

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	1,309	1,651
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	585	698
NIBC Bank NV	1.125%	4/19/23	EUR	4,740	5,832
NIBC Bank NV	3.125%	11/15/23	GBP	2,400	3,486
NIBC Bank NV	0.875%	7/8/25	EUR	2,500	3,090
NIBC Bank NV	0.500%	3/19/27	EUR	3,000	3,735
NIBC Bank NV	1.000%	9/11/28	EUR	1,000	1,288
NIBC Bank NV	0.010%	10/15/29	EUR	2,000	2,380
NIBC Bank NV	0.625%	6/1/58	EUR	2,300	2,879
NN Group NV	4.625%	1/13/48	EUR	3,638	5,205
NN Group NV	4.375%	6/29/49	EUR	195	259
PostNL NV	1.000%	11/21/24	EUR	370	459
PostNL NV	0.625%	9/23/26	EUR	975	1,198
Royal Schiphol Group NV	2.000%	10/5/26	EUR	2,000	2,644
Royal Schiphol Group NV	2.000%	4/6/29	EUR	7,023	9,489
Royal Schiphol Group NV	0.875%	9/8/32	EUR	3,000	3,663
Shell International Finance BV	1.125%	4/7/24	EUR	2,048	2,559
Shell International Finance BV	0.375%	2/15/25	EUR	4,600	5,641
Shell International Finance BV	1.625%	1/20/27	EUR	4,766	6,254
Shell International Finance BV	0.125%	11/8/27	EUR	975	1,171
Shell International Finance BV	1.500%	4/7/28	EUR	5,000	6,543
Shell International Finance BV	1.250%	5/12/28	EUR	117	151
Shell International Finance BV	0.750%	8/15/28	EUR	1,950	2,424
Shell International Finance BV	1.000%	12/10/30	GBP	1,365	1,770
Shell International Finance BV	1.875%	4/7/32	EUR	4,950	6,726
Shell International Finance BV	0.875%	11/8/39	EUR	1,931	2,190
Shell International Finance BV	1.750%	9/10/52	GBP	975	1,132
Stedin Holding NV	0.875%	10/24/25	EUR	5,696	7,116
Stedin Holding NV	1.375%	9/19/28	EUR	975	1,262
Stedin Holding NV	0.500%	11/14/29	EUR	975	1,184
TenneT Holding BV	0.750%	6/26/25	EUR	1,950	2,424
TenneT Holding BV	1.375%	6/5/28	EUR	5,130	6,652
TenneT Holding BV	1.375%	6/26/29	EUR	2,052	2,678
TenneT Holding BV	1.250%	10/24/33	EUR	312	405
TenneT Holding BV	1.875%	6/13/36	EUR	2,000	2,764
TenneT Holding BV	1.500%	6/3/39	EUR	3,634	4,698
TenneT Holding BV	0.500%	11/30/40	EUR	2,341	2,521
Vesteda Finance BV	1.500%	5/24/27	EUR	780	1,003
Wolters Kluwer NV	2.875%	3/21/23	EUR	975	1,240
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,300	1,589
					355,871
New Zealand (0.0%)
ASB Finance Ltd.	0.500%	6/10/22	EUR	4,074	4,943
ASB Finance Ltd.	0.125%	10/18/23	EUR	955	1,162
ASB Finance Ltd.	0.625%	10/18/24	EUR	707	877
ASB Finance Ltd.	0.750%	10/9/25	EUR	975	1,221
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	994	1,215
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	2,926	3,646
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	234	391
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	296	365
Westpac Securities NZ Ltd.	0.500%	1/17/24	EUR	1,950	2,401
Westpac Securities NZ Ltd.	0.375%	2/5/24	CHF	1,135	1,265
Westpac Securities NZ Ltd.	0.300%	6/25/24	EUR	1,560	1,901
					19,387
41

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Norway (0.4%)
DNB Bank ASA	0.600%	9/25/23	EUR	1,170	1,435
DNB Bank ASA	1.125%	3/20/28	EUR	1,814	2,224
DNB Boligkreditt AS	1.875%	11/21/22	EUR	2,536	3,161
DNB Boligkreditt AS	0.250%	4/18/23	EUR	2,321	2,827
DNB Boligkreditt AS	0.375%	11/20/24	EUR	1,950	2,406
DNB Boligkreditt AS	0.625%	1/14/26	EUR	2,926	3,666
DNB Boligkreditt AS	0.250%	9/7/26	EUR	3,921	4,829
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,341	2,942
Eika Boligkreditt AS	0.375%	2/26/25	EUR	312	385
Equinor ASA	2.875%	9/10/25	EUR	2,224	3,034
Equinor ASA	0.750%	5/22/26	EUR	5,000	6,227
Equinor ASA	0.750%	11/9/26	EUR	2,789	3,474
Equinor ASA	1.250%	2/17/27	EUR	3,882	4,972
Equinor ASA	6.125%	11/27/28	GBP	4,251	7,830
Equinor ASA	6.875%	3/11/31	GBP	1,394	2,827
Equinor ASA	1.375%	5/22/32	EUR	6,833	8,840
Equinor ASA	1.625%	2/17/35	EUR	994	1,314
Equinor ASA	1.625%	11/9/36	EUR	390	518
Norsk Hydro ASA	1.125%	4/11/25	EUR	234	290
Santander Consumer Bank AS	0.750%	3/1/23	EUR	5,500	6,728
Santander Consumer Bank AS	0.125%	9/11/24	EUR	2,600	3,137
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	1,950	2,384
SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	2,292	2,799
SpareBank 1 Boligkreditt AS	0.375%	6/26/24	EUR	15,000	18,472
SpareBank 1 Boligkreditt AS	0.125%	5/14/26	EUR	1,950	2,388
SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	8,096	9,978
SpareBank 1 Boligkreditt AS	1.000%	1/30/29	EUR	1,950	2,525
SpareBank 1 Boligkreditt AS	0.125%	11/5/29	EUR	1,950	2,352
SpareBank 1 SMN	0.750%	7/3/23	EUR	526	646
SpareBank 1 SMN	0.010%	2/18/28	EUR	2,000	2,349
SpareBank 1 SR-Bank ASA	0.625%	3/25/24	EUR	780	957
Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	1,950	2,440
Sparebanken Vest Boligkreditt AS	0.500%	2/12/26	EUR	3,882	4,832
SR-Boligkreditt AS	0.750%	1/18/23	EUR	1,950	2,392
SR-Boligkreditt AS	0.375%	10/3/24	EUR	312	384
Statkraft AS	2.500%	11/28/22	EUR	487	611
Statkraft AS	1.125%	3/20/25	EUR	2,926	3,669
Statkraft AS	1.500%	3/26/30	EUR	528	693
Statnett SF	0.875%	3/8/25	EUR	975	1,212
Statnett SF	1.250%	4/26/30	EUR	755	978
Telenor ASA	2.750%	6/27/22	EUR	975	1,213
Telenor ASA	2.500%	5/22/25	EUR	468	622
Telenor ASA	0.750%	5/31/26	EUR	3,160	3,930
Telenor ASA	1.125%	5/31/29	EUR	3,209	4,087
					144,979
Poland (0.0%)
ORLEN Capital AB	2.500%	6/7/23	EUR	1,112	1,397
Portugal (0.1%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	1,800	2,356
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	2,600	3,498
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	3,300	4,263
EDP Finance BV	2.375%	3/23/23	EUR	156	197
EDP Finance BV	1.875%	9/29/23	EUR	1,736	2,188
EDP Finance BV	8.625%	1/4/24	GBP	1,756	2,917
42

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	EDP Finance BV	1.125%	2/12/24	EUR	2,224	2,764
	EDP Finance BV	2.000%	4/22/25	EUR	3,160	4,094
	EDP Finance BV	1.875%	10/13/25	EUR	234	304
	EDP Finance BV	1.625%	1/26/26	EUR	3,609	4,639
	EDP Finance BV	0.375%	9/16/26	EUR	1,950	2,363
	EDP Finance BV	1.500%	11/22/27	EUR	560	723
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	600	743
	Ren Finance BV	1.750%	1/18/28	EUR	516	672
						31,721
Romania (0.0%)
	NE Property BV	1.875%	10/9/26	EUR	1,170	1,431
Russia (0.0%)
	Gazprom PJSC Via Gaz Capital SA	4.250%	4/6/24	GBP	710	1,040
	Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	390	707
						1,747
Singapore (0.0%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	2,146	2,630
	DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	975	1,198
	DBS Group Holdings Ltd.	3.980%	12/31/99	SGD	500	394
	Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	401	489
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	1,950	2,425
	Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/99	SGD	750	590
	Temasek Financial I Ltd.	0.500%	11/20/31	EUR	4,292	5,138
	Temasek Financial I Ltd.	5.125%	7/26/40	GBP	1,268	2,714
	Temasek Financial I Ltd.	1.250%	11/20/49	EUR	390	501
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	2,438	3,016
						19,095
South Africa (0.0%)
	Investec plc	4.500%	5/5/22	GBP	780	1,114
South Korea (0.0%)
[2]	LG Chem Ltd.	0.500%	4/15/23	EUR	214	260
Spain (0.8%)
	Abertis Infraestructuras SA	3.750%	6/20/23	EUR	2,000	2,600
	Abertis Infraestructuras SA	0.625%	7/15/25	EUR	800	979
	Abertis Infraestructuras SA	3.375%	11/27/26	GBP	600	893
	Abertis Infraestructuras SA	2.375%	9/27/27	EUR	1,400	1,855
	Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	3,666
	Abertis Infraestructuras SA	2.250%	3/29/29	EUR	1,000	1,313
	Abertis Infraestructuras SA	3.000%	3/27/31	EUR	800	1,118
	Abertis Infraestructuras SA	1.875%	3/26/32	EUR	1,200	1,526
	ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	800	1,022
	AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	2,100	3,228
	AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	2,000	2,792
	Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	1,200	1,551
	Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	4,100	5,026
	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	600	744
	Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	600	781
	Banco Bilbao Vizcaya Argentaria SA	0.375%	10/2/24	EUR	600	730
	Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	1,400	1,962
	Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	3,000	3,819
	Banco Bilbao Vizcaya Argentaria SA	0.500%	1/14/27	EUR	2,100	2,536
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	3,400	4,728
43

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/16/30	EUR	2,200	2,653
Banco de Sabadell SA	0.875%	3/5/23	EUR	1,000	1,222
Banco de Sabadell SA	0.125%	10/20/23	EUR	1,600	1,947
Banco de Sabadell SA	1.625%	3/7/24	EUR	3,700	4,636
Banco de Sabadell SA	0.625%	6/10/24	EUR	6,000	7,429
Banco de Sabadell SA	1.125%	3/11/27	EUR	1,400	1,733
Banco Santander SA	0.750%	9/9/22	EUR	4,100	5,005
Banco Santander SA	1.375%	12/14/22	EUR	1,400	1,728
Banco Santander SA	2.750%	9/12/23	GBP	1,100	1,585
Banco Santander SA	1.375%	7/31/24	GBP	800	1,118
Banco Santander SA	1.125%	11/27/24	EUR	2,900	3,666
Banco Santander SA	0.463%	12/5/24	JPY	400,000	3,643
Banco Santander SA	1.125%	1/17/25	EUR	800	995
Banco Santander SA	2.500%	3/18/25	EUR	3,800	4,928
Banco Santander SA	1.000%	4/7/25	EUR	8,400	10,603
Banco Santander SA	1.500%	1/25/26	EUR	5,100	6,638
Banco Santander SA	3.250%	4/4/26	EUR	1,100	1,489
Banco Santander SA	0.300%	10/4/26	EUR	2,000	2,420
Banco Santander SA	3.125%	1/19/27	EUR	1,400	1,912
Banco Santander SA	0.500%	2/4/27	EUR	3,000	3,618
Banco Santander SA	4.625%	5/4/27	EUR	400	620
Banco Santander SA	2.125%	2/8/28	EUR	600	780
Banco Santander SA	0.200%	2/11/28	EUR	3,000	3,563
Banco Santander SA	1.125%	10/25/28	EUR	1,000	1,308
Banco Santander SA	0.875%	5/9/31	EUR	2,000	2,580
Banco Santander SA	0.100%	2/27/32	EUR	3,200	3,810
Banco Santander SA	2.000%	11/27/34	EUR	2,300	3,353
Bankinter SA	0.875%	8/3/22	EUR	2,100	2,565
Bankinter SA	1.000%	2/5/25	EUR	1,600	2,013
Brenntag SE	1.125%	8/5/22	EUR	4,500	5,515
CaixaBank SA	1.125%	1/12/23	EUR	400	491
CaixaBank SA	1.000%	2/8/23	EUR	1,300	1,602
CaixaBank SA	0.750%	4/18/23	EUR	400	489
CaixaBank SA	1.750%	10/24/23	EUR	2,000	2,508
CaixaBank SA	2.375%	2/1/24	EUR	1,400	1,790
CaixaBank SA	2.625%	3/21/24	EUR	1,100	1,437
CaixaBank SA	1.125%	5/17/24	EUR	1,600	1,988
CaixaBank SA	0.375%	2/3/25	EUR	2,000	2,425
CaixaBank SA	3.875%	2/17/25	EUR	3,400	4,733
CaixaBank SA	0.625%	3/27/25	EUR	3,600	4,478
CaixaBank SA	1.125%	3/27/26	EUR	2,000	2,505
CaixaBank SA	1.375%	6/19/26	EUR	1,000	1,251
CaixaBank SA	0.750%	7/10/26	EUR	2,000	2,456
CaixaBank SA	1.000%	1/17/28	EUR	1,100	1,413
CaixaBank SA	2.750%	7/14/28	EUR	800	1,007
CaixaBank SA	2.250%	4/17/30	EUR	2,800	3,525
CaixaBank SA	1.250%	6/18/31	EUR	3,000	3,613
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	1,300	1,625
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	3,000	3,696
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	700	891
Criteria Caixa SA	1.500%	5/10/23	EUR	600	743
Criteria Caixa SA	0.875%	10/28/27	EUR	1,300	1,585
Enagas Financiaciones SA	1.250%	2/6/25	EUR	1,100	1,389
Energy Transfer LP	4.000%	2/3/25	EUR	2,400	3,352
Energy Transfer LP	1.000%	9/25/25	EUR	2,200	2,785
44

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Energy Transfer LP	1.125%	11/12/26	EUR	1,000	1,235
Energy Transfer LP	4.125%	3/24/36	EUR	950	1,735
Eurocaja Rural SCC	0.875%	5/27/24	EUR	1,000	1,242
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	1,000	1,297
Iberdrola Finanzas SA	6.000%	7/1/22	GBP	1,300	1,908
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	900	1,463
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	1,200	1,489
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	2,000	2,493
Iberdrola International BV	2.500%	10/24/22	EUR	600	752
Iberdrola International BV	1.750%	9/17/23	EUR	2,000	2,519
Iberdrola International BV	0.375%	9/15/25	EUR	3,300	4,041
Iberdrola International BV	1.125%	4/21/26	EUR	900	1,143
Iberdrola International BV	1.874%	12/31/99	EUR	6,000	7,430
Iberdrola International BV	2.250%	12/31/99	EUR	3,000	3,730
Iberdrola International BV	3.250%	12/31/99	EUR	7,000	9,167
IM Cedulas 10 Fondo de Titulazion de Activos	4.500%	2/21/22	EUR	2,300	2,873
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	900	1,127
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	1,700	2,165
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	800	1,037
LEG Immobilien SE	1.000%	3/14/23	EUR	3,600	4,440
Mapfre SA	4.375%	3/31/47	EUR	900	1,255
Mapfre SA	4.125%	9/7/48	EUR	1,400	1,956
Merlin Properties Socimi SA	2.375%	5/23/22	EUR	1,700	2,085
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	1,886	2,401
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	1,200	1,466
Naturgy Capital Markets SA	1.125%	4/11/24	EUR	900	1,116
Naturgy Finance BV	2.875%	3/11/24	EUR	800	1,042
Naturgy Finance BV	0.875%	5/15/25	EUR	3,000	3,728
Naturgy Finance BV	1.250%	4/19/26	EUR	1,800	2,276
Naturgy Finance BV	1.500%	1/29/28	EUR	1,000	1,295
Naturgy Finance BV	0.750%	11/28/29	EUR	1,200	1,475
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	2,048	2,666
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	1,700	2,561
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	3,900	6,527
Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	1,400	1,768
Redexis Gas Finance BV	1.875%	4/27/27	EUR	6,319	8,166
Repsol International Finance BV	0.500%	5/23/22	EUR	1,500	1,818
Repsol International Finance BV	2.250%	12/10/26	EUR	2,000	2,698
Santander Consumer Finance SA	0.875%	5/30/23	EUR	700	860
Santander Consumer Finance SA	1.125%	10/9/23	EUR	3,000	3,718
Santander Consumer Finance SA	1.000%	2/27/24	EUR	2,200	2,723
Santander Consumer Finance SA	0.375%	6/27/24	EUR	2,000	2,431
Santander Consumer Finance SA	0.375%	1/17/25	EUR	1,800	2,188
Telefonica Emisiones SA	3.987%	1/23/23	EUR	3,900	5,030
Telefonica Emisiones SA	1.069%	2/5/24	EUR	3,400	4,210
Telefonica Emisiones SA	5.375%	2/2/26	GBP	507	828
Telefonica Emisiones SA	1.460%	4/13/26	EUR	800	1,026
Telefonica Emisiones SA	1.447%	1/22/27	EUR	1,800	2,307
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,700	6,202
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,450	2,531
Telefonica Emisiones SA	2.932%	10/17/29	EUR	2,300	3,312
Telefonica Emisiones SA	0.664%	2/3/30	EUR	3,500	4,227
Telefonica Emisiones SA	1.957%	7/1/39	EUR	1,560	2,035
Telefonica Europe BV	5.875%	2/14/33	EUR	162	300
45

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TK Elevator Midco GmbH	0.750%	7/9/26	EUR	2,500	3,074
					338,308
Sweden (0.8%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	2,321	2,871
Akelius Residential Property AB	1.750%	2/7/25	EUR	292	371
Akelius Residential Property AB	2.375%	8/15/25	GBP	585	843
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	4,000	4,921
Atlas Copco AB	2.500%	2/28/23	EUR	877	1,107
Danske Hypotek AB	1.000%	12/21/22	SEK	40,000	4,796
Essity AB	1.125%	3/27/24	EUR	331	411
Essity AB	1.625%	3/30/27	EUR	312	405
Essity AB	0.250%	2/8/31	EUR	2,000	2,315
Fastighets AB Balder	1.875%	1/23/26	EUR	1,755	2,233
Fastighets AB Balder	1.125%	1/29/27	EUR	1,853	2,271
Fastighets AB Balder	1.250%	1/28/28	EUR	370	450
Investor AB	4.500%	5/12/23	EUR	390	514
Investor AB	0.375%	10/29/35	EUR	4,000	4,508
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	107,400	13,007
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	273	335
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	31,300	3,857
Molnlycke Holding AB	1.875%	2/28/25	EUR	975	1,248
Nordea Hypotek AB	1.250%	9/20/23	SEK	97,600	11,867
Nordea Hypotek AB	1.000%	9/18/24	SEK	36,600	4,451
Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	1,170	1,476
Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	EUR	1,950	2,362
SBAB Bank AB	0.250%	9/7/22	EUR	975	1,181
SBB Treasury Oyj	0.750%	12/14/28	EUR	1,950	2,290
Scania CV AB	0.500%	10/6/23	EUR	5,000	6,082
Skandinaviska Enskilda Banken AB	0.750%	6/16/22	EUR	975	1,189
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	40,000	4,846
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	10,000	1,217
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	48,000	5,834
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	3,901	4,837
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	21,300
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	1,365	1,649
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	214	272
Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	6,160	7,606
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	1,950	2,372
Stadshypotek AB	0.050%	6/20/22	EUR	936	1,132
Stadshypotek AB	0.375%	2/22/23	EUR	790	964
Stadshypotek AB	1.500%	6/1/23	SEK	114,000	13,836
Stadshypotek AB	0.375%	2/21/24	EUR	1,346	1,655
Stadshypotek AB	1.500%	3/1/24	SEK	69,000	8,457
Stadshypotek AB	1.500%	12/3/24	SEK	240,000	29,648
Stadshypotek AB	0.500%	7/11/25	EUR	585	728
Stadshypotek AB	0.375%	3/13/26	EUR	975	1,210
Stadshypotek AB	0.500%	6/1/26	SEK	148,000	17,579
Stadshypotek AB	0.750%	11/1/27	EUR	1,365	1,736
Stadshypotek AB	2.000%	9/1/28	SEK	20,000	2,594
Svenska Handelsbanken AB	1.625%	6/18/22	GBP	1,755	2,459
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	2,731	3,364
Svenska Handelsbanken AB	0.125%	6/18/24	EUR	975	1,185
Svenska Handelsbanken AB	1.000%	4/15/25	EUR	3,676	4,617
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	1,970	2,354
Svenska Handelsbanken AB	1.250%	3/2/28	EUR	975	1,196
46

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Svenska Handelsbanken AB	1.625%	3/5/29	EUR	1,115	1,394
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	1,950	2,333
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	975	1,189
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/24	SEK	70,000	8,386
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	2,146	2,663
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	148,000	17,660
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	975	1,221
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	24,000	3,066
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	156	199
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	100,000	11,607
Swedbank AB	1.000%	6/1/22	EUR	916	1,118
Swedbank AB	0.300%	9/6/22	EUR	3,336	4,045
Swedbank AB	1.625%	12/28/22	GBP	1,112	1,565
Swedbank AB	0.400%	8/29/23	EUR	994	1,214
Swedbank AB	0.750%	5/5/25	EUR	1,170	1,450
Swedbank AB	1.000%	11/22/27	EUR	1,151	1,400
Swedbank AB	0.200%	1/12/28	EUR	2,000	2,360
Swedbank Hypotek AB	1.000%	6/15/22	SEK	64,800	7,740
Swedbank Hypotek AB	1.000%	12/20/23	SEK	78,000	9,417
Swedbank Hypotek AB	0.400%	5/8/24	EUR	975	1,201
Swedbank Hypotek AB	1.000%	9/18/24	SEK	77,100	9,344
Swedbank Hypotek AB	0.500%	2/5/26	EUR	1,950	2,429
Tele2 AB	1.125%	5/15/24	EUR	1,619	2,007
Tele2 AB	2.125%	5/15/28	EUR	1,209	1,606
Telia Co. AB	4.750%	11/16/21	EUR	585	723
Telia Co. AB	3.875%	10/1/25	EUR	390	549
Telia Co. AB	0.125%	11/27/30	EUR	6,000	6,929
Telia Co. AB	2.125%	2/20/34	EUR	2,360	3,289
Vattenfall AB	0.050%	10/15/25	EUR	1,151	1,387
Vattenfall AB	6.875%	4/15/39	GBP	975	2,323
					333,822
Switzerland (1.0%)
Adecco International Financial Services BV	1.000%	12/2/24	EUR	195	244
Aquarius & Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,050	1,388
Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	1,755	2,393
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	4,477	6,150
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	390	524
Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	1,170	1,292
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	975	1,097
Basler Kantonalbank	0.000%	4/11/22	CHF	975	1,073
Basler Kantonalbank	0.375%	8/10/23	CHF	1,035	1,155
Basler Kantonalbank	0.300%	6/22/27	CHF	880	989
Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	312	408
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	1,053	1,350
Credit Suisse AG	1.000%	6/7/23	EUR	1,053	1,298
Credit Suisse AG	1.500%	4/10/26	EUR	156	200
Credit Suisse Group AG	1.250%	7/17/25	EUR	1,365	1,687
Credit Suisse Group AG	2.125%	9/12/25	GBP	2,789	3,955
Credit Suisse Group AG	3.250%	4/2/26	EUR	7,218	9,616
Credit Suisse Group AG	1.000%	6/24/27	EUR	1,334	1,637
Credit Suisse Group AG	0.650%	1/14/28	EUR	3,120	3,745
Credit Suisse Group AG	2.250%	6/9/28	GBP	916	1,292
47

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Suisse Group AG	0.650%	9/10/29	EUR	1,435	1,698
Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	4,994	6,078
Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	292	413
Credit Suisse Group Funding Guernsey Ltd.	1.000%	4/14/23	CHF	2,345	2,618
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	2,225	2,462
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	1,170	1,583
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	3,306	4,288
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	1,950	2,493
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	1,950	2,558
Flughafen Zurich AG	1.500%	4/17/23	CHF	585	661
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	1,950	2,461
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	5,325
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	2,048	2,532
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,092	1,421
Holcim Finance Luxembourg SA	2.375%	4/9/25	EUR	4,000	5,221
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	3,549
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	877	1,182
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	2,926	3,394
LafargeHolcim Ltd.	3.000%	11/22/22	CHF	585	672
LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	156	232
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	1,560	1,766
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,190	1,472
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	175	253
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	2,341	2,860
Nestle Finance International Ltd.	1.250%	11/2/29	EUR	585	764
Nestle Finance International Ltd.	1.500%	4/1/30	EUR	1,950	2,580
Nestle Finance International Ltd.	0.000%	3/3/33	EUR	2,000	2,252
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	1,190	1,652
Nestle Finance International Ltd.	0.375%	12/3/40	EUR	1,365	1,486
Novartis AG	0.625%	11/13/29	CHF	540	618
Novartis Finance SA	0.500%	8/14/23	EUR	975	1,192
Novartis Finance SA	0.125%	9/20/23	EUR	3,921	4,761
Novartis Finance SA	1.625%	11/9/26	EUR	975	1,281
Novartis Finance SA	0.000%	9/23/28	EUR	4,000	4,731
Novartis Finance SA	1.375%	8/14/30	EUR	1,580	2,071
Pfandbrief Schweiz Hypo Pfandbriefe Regs	0.625%	10/9/28	CHF	2,930	3,387
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	585	658
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	3,415	3,770
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	1,465	1,647
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	11,900	13,795
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	1,365	1,561
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	685	810
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	1,560	1,799
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	975	1,088
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	2,070	2,372
48

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	975	1,103
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	1,560	1,767
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	2,325	2,905
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	2,090	2,357
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	585	750
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	3,905	4,405
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	390	495
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	4,880	5,549
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	11,272
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	1,560	1,788
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	975	1,107
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	5,465	6,088
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	16,460	18,844
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	1,465	1,630
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	2,930	3,354
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	390	477
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	1,950	2,183
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	390	490
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	685	792
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	1,805	1,983
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	3,100	4,030
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	1,465	1,762
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	1,990	2,703
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	975	1,129
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	3,415	4,361
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	390	468
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	975	1,114
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	790	871
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	780	905
49

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	1,075	1,294
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	1,620	1,810
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	975	1,311
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	1,610	1,841
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	1,950	2,110
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	780	866
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	6/20/22	CHF	3,515	3,914
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/9/22	CHF	1,660	1,858
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	1,305	1,478
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	2,050	2,381
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	3,320	3,684
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	1,465	1,639
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	2,930	3,267
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	195	221
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	6,340	7,051
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	430	491
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	2,930	3,278
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	975	1,109
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	585	710
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	2,800	3,153
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	1,365	1,645
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	1,950	2,174
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	1,560	1,873
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	975	1,155
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	3,905	4,399
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	11,595	14,299
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	4,685	5,406
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	975	1,115
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	3,415	3,904
50

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	1,855	2,130
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	1,465	1,641
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	1,365	1,503
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	1,950	2,266
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	1,170	1,341
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	2,930	3,174
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	2,540	2,940
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	975	1,154
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	5,230
Richemont International Holding SA	1.000%	3/26/26	EUR	3,004	3,776
Richemont International Holding SA	2.000%	3/26/38	EUR	3,004	4,136
Richemont International Holding SA	1.625%	5/26/40	EUR	1,950	2,531
Roche Finance Europe BV	0.500%	2/27/23	EUR	1,755	2,140
Roche Finance Europe BV	0.875%	2/25/25	EUR	156	195
Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	2,200	2,906
Swisscom AG	2.625%	8/31/22	CHF	2,150	2,452
Swisscom AG	1.750%	7/10/24	CHF	390	455
Tyco Electronics Group SA	1.100%	3/1/23	EUR	727	893
Tyco Electronics Group SA	0.000%	2/14/25	EUR	1,229	1,482
UBS Group AG	1.750%	11/16/22	EUR	975	1,209
UBS Group AG	1.500%	11/30/24	EUR	1,502	1,876
UBS Group AG	1.250%	4/17/25	EUR	4,096	5,095
UBS Group AG	0.250%	1/29/26	EUR	975	1,175
UBS Group AG	1.250%	9/1/26	EUR	5,169	6,517
UBS Group AG	0.250%	2/24/28	EUR	5,000	5,927
UBS Group AG	0.250%	11/5/28	EUR	6,000	7,107
UBS Group AG	0.625%	2/24/33	EUR	3,000	3,506
Willow No 2 Ireland plc for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	195	244
Zuercher Kantonalbank	2.125%	6/29/22	CHF	3,200	3,614
Zuercher Kantonalbank	0.250%	1/27/26	CHF	975	1,094
Zuercher Kantonalbank	0.125%	5/13/26	CHF	320	357
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	2,926	3,825
					402,969
United Arab Emirates (0.0%)
DP World plc	4.250%	9/25/30	GBP	390	609
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	610	527
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	450	344
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	1,365	1,852
MDGH - GMTN BV	3.625%	5/30/23	EUR	585	758
MDGH - GMTN BV	6.875%	3/14/26	GBP	124	218
					4,308
United Kingdom (2.5%)
3i Group plc	5.750%	12/3/32	GBP	975	1,793
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	1,209	1,824
51

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	390	607
ABP Finance plc	6.250%	12/14/26	GBP	838	1,404
Admiral Group plc	5.500%	7/25/24	GBP	468	730
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	292	547
Affinity Water Finance plc	5.875%	7/13/26	GBP	419	712
Affinity Water Finance plc	4.500%	3/31/36	GBP	877	1,588
Affordable Housing Finance plc	3.800%	5/20/44	GBP	975	1,875
Affordable Housing Finance plc	2.893%	8/11/45	GBP	521	895
Anglian Water Services Financing plc	6.875%	8/21/23	GBP	838	1,323
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	6,702	9,679
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	544	892
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	119	223
Annington Funding plc	1.650%	7/12/24	EUR	741	932
Annington Funding plc	2.646%	7/12/25	GBP	585	850
Annington Funding plc	3.685%	7/12/34	GBP	1,424	2,245
Annington Funding plc	3.935%	7/12/47	GBP	1,131	1,915
Arqiva Financing plc	4.882%	12/31/32	GBP	440	696
Artesian Finance II plc	6.000%	9/30/33	GBP	388	779
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,143	3,805
Aspire Defence Finance plc	4.674%	3/31/40	GBP	462	826
Aster Treasury plc	4.500%	12/18/43	GBP	526	1,040
AstraZeneca plc	5.750%	11/13/31	GBP	780	1,507
Aviva plc	0.625%	10/27/23	EUR	195	240
Aviva plc	1.875%	11/13/27	EUR	780	1,044
Aviva plc	4.000%	10/2/30	CAD	500	426
Aviva plc	6.125%	7/5/43	EUR	468	636
Aviva plc	3.875%	7/3/44	EUR	479	638
Aviva plc	3.375%	12/4/45	EUR	1,170	1,574
Aviva plc	4.375%	9/12/49	GBP	973	1,504
Aviva plc	6.125%	9/29/49	GBP	920	1,358
Aviva plc	5.125%	6/4/50	GBP	390	634
Aviva plc	4.000%	6/3/55	GBP	736	1,111
Aviva plc	6.875%	5/20/58	GBP	1,695	3,638
Babcock International Group plc	1.750%	10/6/22	EUR	1,521	1,857
Babcock International Group plc	1.875%	10/5/26	GBP	780	1,058
Babcock International Group plc	1.375%	9/13/27	EUR	117	141
BAE Systems plc	4.125%	6/8/22	GBP	1,268	1,818
Bank of Scotland plc	4.750%	6/8/22	EUR	358	455
Bank of Scotland plc	4.875%	12/20/24	GBP	273	436
Barclays plc	3.125%	1/17/24	GBP	1,346	1,961
Barclays plc	1.375%	1/24/26	EUR	5,000	6,255
Barclays plc	3.000%	5/8/26	GBP	2,146	3,169
Barclays plc	3.250%	2/12/27	GBP	127	190
Barclays plc	2.000%	2/7/28	EUR	2,009	2,484
Barclays plc	3.750%	11/22/30	GBP	1,755	2,630
BAT Capital Corp.	2.125%	8/15/25	GBP	253	358
BAT International Finance plc	1.000%	5/23/22	EUR	136	165
BAT International Finance plc	0.875%	10/13/23	EUR	1,680	2,053
BAT International Finance plc	2.750%	3/25/25	EUR	1,170	1,531
BAT International Finance plc	1.250%	3/13/27	EUR	1,531	1,882
BAT International Finance plc	2.250%	1/16/30	EUR	3,511	4,464
BAT International Finance plc	6.000%	11/24/34	GBP	848	1,512
BAT International Finance plc	2.250%	9/9/52	GBP	1,365	1,362
BAT Netherlands Finance BV	2.375%	10/7/24	EUR	1,950	2,502
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	1,950	2,643
52

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bazalgette Finance plc	2.375%	11/29/27	GBP	234	343
	BG Energy Capital plc	1.250%	11/21/22	EUR	1,248	1,529
	BG Energy Capital plc	5.125%	12/1/25	GBP	1,172	1,928
	BG Energy Capital plc	2.250%	11/21/29	EUR	2,031	2,791
	BP Capital Markets BV	0.933%	12/4/40	EUR	1,365	1,532
	BP Capital Markets plc	1.177%	8/12/23	GBP	604	846
	BP Capital Markets plc	1.876%	4/7/24	EUR	1,803	2,300
	BP Capital Markets plc	0.900%	7/3/24	EUR	4,584	5,695
	BP Capital Markets plc	0.830%	9/19/24	EUR	1,560	1,933
	BP Capital Markets plc	2.030%	2/14/25	GBP	253	365
	BP Capital Markets plc	1.953%	3/3/25	EUR	1,404	1,817
	BP Capital Markets plc	3.470%	5/15/25	CAD	497	436
	BP Capital Markets plc	1.077%	6/26/25	EUR	1,033	1,296
	BP Capital Markets plc	2.972%	2/27/26	EUR	1,014	1,391
	BP Capital Markets plc	2.274%	7/3/26	GBP	2,484	3,626
	BP Capital Markets plc	2.213%	9/25/26	EUR	2,536	3,394
	BP Capital Markets plc	1.573%	2/16/27	EUR	3,235	4,201
	BP Capital Markets plc	0.831%	11/8/27	EUR	2,926	3,638
	BP Capital Markets plc	2.822%	4/7/32	EUR	1,950	2,837
	BP Capital Markets plc	3.250%	12/31/99	EUR	3,000	3,867
	BP Capital Markets plc	3.625%	12/31/99	EUR	3,950	5,169
	BP Capital Markets plc	4.250%	12/31/99	GBP	1,950	2,864
	BPHA Finance plc	4.816%	4/11/44	GBP	253	504
	British Land Co. plc	2.375%	9/14/29	GBP	351	487
	British Telecommunications plc	1.125%	3/10/23	EUR	1,287	1,586
	British Telecommunications plc	0.875%	9/26/23	EUR	780	959
	British Telecommunications plc	1.000%	11/21/24	EUR	716	890
	British Telecommunications plc	1.750%	3/10/26	EUR	1,935	2,509
	British Telecommunications plc	1.500%	6/23/27	EUR	1,989	2,560
	British Telecommunications plc	5.750%	12/7/28	GBP	786	1,384
	British Telecommunications plc	6.375%	6/23/37	GBP	1,170	2,429
[3]	Broadgate Financing plc	4.999%	10/5/33	GBP	1,270	1,993
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	370	612
	BUPA Finance plc	2.000%	4/5/24	GBP	2,487	3,549
	BUPA Finance plc	5.000%	12/8/26	GBP	994	1,597
	Burberry Group plc	1.125%	9/21/25	GBP	975	1,336
	Cadent Finance plc	0.625%	9/22/24	EUR	4,413	5,422
	Cadent Finance plc	2.125%	9/22/28	GBP	2,128	3,037
	Cadent Finance plc	0.625%	3/19/30	EUR	4,000	4,799
	Cadent Finance plc	0.750%	3/11/32	EUR	975	1,157
	Cadent Finance plc	2.250%	10/10/35	GBP	1,560	2,129
	Cadent Finance plc	2.625%	9/22/38	GBP	643	912
	Cadent Finance plc	3.125%	3/21/40	GBP	3,541	5,342
	Cadent Finance plc	2.750%	9/22/46	GBP	419	595
[2]	Canary Wharf Group Investment Holdings plc	2.625%	4/23/25	GBP	2,000	2,757
[2]	Canary Wharf Group Investment Holdings plc	3.375%	4/23/28	GBP	1,800	2,472
	Cardiff University	3.000%	12/7/55	GBP	390	659
	Centrica plc	4.375%	3/13/29	GBP	5,307	8,678
	Centrica plc	7.000%	9/19/33	GBP	585	1,229
	Centrica plc	4.250%	9/12/44	GBP	3,173	5,605
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	1,209	1,671
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	946	2,299
	Citizen Treasury plc	3.250%	10/20/48	GBP	312	522
	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	3,180	3,993
	CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	2,224	2,748
53

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	3,316	4,085
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	975	1,367
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	3,511	4,387
	Clarion Funding plc	2.625%	1/18/29	GBP	303	452
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	4,098
	Clarion Funding plc	3.125%	4/19/48	GBP	585	955
	Close Brothers Finance plc	1.625%	12/3/30	GBP	2,000	2,675
	Clydesdale Bank plc	4.625%	6/8/26	GBP	2,536	4,157
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	1,365	1,736
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	2,126	2,743
	Coca-Cola European Partners plc	0.750%	2/24/22	EUR	1,170	1,417
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	1,131	1,407
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	585	767
	Coca-Cola European Partners plc	1.750%	3/27/26	EUR	2,341	3,017
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	1,014	1,325
	Coca-Cola European Partners plc	0.200%	12/2/28	EUR	3,000	3,507
	Coca-Cola European Partners plc	0.700%	9/12/31	EUR	1,658	1,969
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	5,240
	Compass Group International BV	0.625%	7/3/24	EUR	331	407
	Compass Group plc	2.000%	7/3/29	GBP	312	449
[3]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	436	661
	Coventry Building Society	5.875%	9/28/22	GBP	3,095	4,579
	Coventry Building Society	0.500%	1/12/24	EUR	175	215
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	585	868
	CPUK Finance Ltd.	7.239%	2/28/42	GBP	526	838
	Crh Finance UK plc	4.125%	12/2/29	GBP	1,112	1,825
	Diageo Finance plc	0.500%	6/19/24	EUR	166	203
	Diageo Finance plc	2.500%	3/27/32	EUR	2,926	4,183
	Diageo Finance plc	1.250%	3/28/33	GBP	1,365	1,791
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	117	176
	Eastern Power Networks plc	5.750%	3/8/24	GBP	585	921
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	2,697
	easyJet FinCo BV	1.875%	3/3/28	EUR	5,000	5,953
	easyJet plc	1.750%	2/9/23	EUR	156	191
	Electricity North West Ltd.	8.875%	3/25/26	GBP	390	734
	EMH Treasury plc	4.500%	1/29/44	GBP	193	370
[3]	Eversholt Funding plc	6.697%	2/22/35	GBP	351	622
[3]	Eversholt Funding plc	3.529%	8/7/42	GBP	663	1,009
	Experian Finance plc	3.250%	4/7/32	GBP	1,950	3,031
	Fidelity International Ltd.	7.125%	2/13/24	GBP	253	405
	Fidelity International Ltd.	2.500%	11/4/26	EUR	534	706
	Firstgroup plc	6.875%	9/18/24	GBP	518	840
	Futures Treasury plc	3.375%	2/8/44	GBP	175	295
	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	195	299
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	3,501	5,801
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	2,000	3,671
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	838	1,172
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	2,000	2,821
	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	234	297
	Genfinance II plc	6.064%	12/21/39	GBP	1,151	2,502
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	195	274
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	4,926	6,274
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	760	1,194
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	2,028	2,722
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	1,431	2,752
54

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	3,950	5,226
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	223	508
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	849	1,796
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	117	228
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	195	284
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	351	437
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	585	1,135
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	190	355
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	1,000	1,345
[3]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	223	322
	Hammerson plc	6.000%	2/23/26	GBP	780	1,200
	Hammerson plc	7.250%	4/21/28	GBP	780	1,270
	Hastings Group Finance plc	3.000%	5/24/25	GBP	2,146	3,143
[3]	Haven Funding plc	8.125%	9/30/37	GBP	163	345
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	429	637
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	1,545	2,445
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	8,000	10,039
	Heathrow Funding Ltd.	1.500%	2/11/30	EUR	4,385	5,437
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	1,365	1,156
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	975	1,391
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	595	1,122
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	819	1,040
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	526	454
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	253	317
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	2,477	4,913
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	487	867
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	185	249
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	1,307	2,240
	Hiscox Ltd.	2.000%	12/14/22	GBP	136	191
	Home Group Ltd.	3.125%	3/27/43	GBP	390	607
	HSBC Bank plc	6.500%	7/7/23	GBP	975	1,507
	HSBC Bank plc	5.375%	11/4/30	GBP	195	316
	HSBC Bank plc	5.375%	8/22/33	GBP	975	1,777
	HSBC Holdings plc	2.175%	6/27/23	GBP	3,316	4,660
	HSBC Holdings plc	3.196%	12/5/23	CAD	1,909	1,638
	HSBC Holdings plc	0.875%	9/6/24	EUR	3,433	4,244
	HSBC Holdings plc	1.500%	12/4/24	EUR	780	975
	HSBC Holdings plc	3.000%	6/30/25	EUR	5,169	6,878
	HSBC Holdings plc	0.309%	11/13/26	EUR	5,000	6,017
	HSBC Holdings plc	2.256%	11/13/26	GBP	1,268	1,815
	HSBC Holdings plc	1.750%	7/24/27	GBP	3,500	4,858
	HSBC Holdings plc	3.000%	7/22/28	GBP	5,819	8,621
	HSBC Holdings plc	2.625%	8/16/28	GBP	609	887
	HSBC Holdings plc	6.750%	9/11/28	GBP	550	988
	HSBC Holdings plc	3.000%	5/29/30	GBP	1,500	2,222
	HSBC Holdings plc	0.770%	11/13/31	EUR	8,901	10,632
	HSBC Holdings plc	7.000%	4/7/38	GBP	2,000	4,211
	HSBC Holdings plc	6.000%	3/29/40	GBP	1,492	2,917
	Hyde Housing Association Ltd.	1.750%	8/18/55	GBP	1,560	1,891
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	2,000	2,369
	Imperial Brands Finance plc	9.000%	2/17/22	GBP	2,419	3,556
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	195	242
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	117	159
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	3,023	3,878
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	1,482	2,390
55

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Incommunities Treasury plc	3.250%	3/21/49	GBP	604	1,015
Informa plc	1.500%	7/5/23	EUR	253	313
Informa plc	3.125%	7/5/26	GBP	500	732
Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	556	940
Karbon Homes Ltd.	3.375%	11/15/47	GBP	1,463	2,540
Land Securities Capital Markets plc	1.974%	2/8/26	GBP	195	276
Land Securities Capital Markets plc	2.375%	3/29/29	GBP	156	226
Land Securities Capital Markets plc	2.625%	9/22/39	GBP	819	1,188
Land Securities Capital Markets plc	2.750%	9/22/59	GBP	253	385
Leeds Building Society	1.375%	5/5/22	EUR	4,330	5,286
Legal & General Finance plc	5.875%	12/11/31	GBP	1,365	2,627
Legal & General Group plc	5.375%	10/27/45	GBP	663	1,053
Legal & General Group plc	5.125%	11/14/48	GBP	195	315
Legal & General Group plc	4.500%	11/1/50	GBP	1,000	1,558
Legal & General Group plc	5.500%	6/27/64	GBP	156	266
Liberty Living Finance plc	2.625%	11/28/24	GBP	390	565
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	350	678
Linde Finance BV	5.875%	4/24/23	GBP	424	647
Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	536	805
Lloyds Bank Corporate Markets plc	0.250%	10/4/22	EUR	1,560	1,889
Lloyds Bank plc	0.625%	9/14/22	EUR	1,712	2,088
Lloyds Bank plc	4.875%	1/13/23	EUR	1,599	2,096
Lloyds Bank plc	0.250%	3/25/24	EUR	1,560	1,908
Lloyds Bank plc	7.500%	4/15/24	GBP	1,984	3,268
Lloyds Bank plc	5.125%	3/7/25	GBP	2,965	4,798
Lloyds Bank plc	7.625%	4/22/25	GBP	1,597	2,744
Lloyds Bank plc	0.125%	6/18/26	EUR	1,950	2,381
Lloyds Bank plc	4.875%	3/30/27	GBP	601	1,018
Lloyds Bank plc	6.000%	2/8/29	GBP	2,019	3,788
Lloyds Bank plc	0.125%	9/23/29	EUR	7,803	9,390
Lloyds Banking Group plc	3.650%	3/20/23	AUD	360	292
Lloyds Banking Group plc	0.650%	5/30/23	JPY	100,000	917
Lloyds Banking Group plc	0.482%	12/14/23	JPY	400,000	3,656
Lloyds Banking Group plc	0.625%	1/15/24	EUR	546	664
Lloyds Banking Group plc	2.250%	10/16/24	GBP	390	559
Lloyds Banking Group plc	3.500%	2/3/25	CAD	507	441
Lloyds Banking Group plc	4.000%	3/7/25	AUD	2,330	1,960
Lloyds Banking Group plc	0.824%	5/30/25	JPY	300,000	2,748
Lloyds Banking Group plc	0.500%	11/12/25	EUR	2,048	2,496
Lloyds Banking Group plc	4.250%	11/22/27	AUD	970	830
Lloyds Banking Group plc	4.500%	3/18/30	EUR	682	938
Lloyds Banking Group plc	2.707%	12/3/35	GBP	1,585	2,208
London & Quadrant Housing Trust	2.625%	5/5/26	GBP	390	576
London & Quadrant Housing Trust	2.625%	2/28/28	GBP	487	722
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	468	968
London & Quadrant Housing Trust	3.750%	10/27/49	GBP	741	1,323
London & Quadrant Housing Trust	3.125%	2/28/53	GBP	331	537
London & Quadrant Housing Trust	2.750%	7/20/57	GBP	390	588
London Power Networks plc	5.125%	3/31/23	GBP	585	877
London Power Networks plc	6.125%	6/7/27	GBP	117	206
London Power Networks plc	2.625%	3/1/29	GBP	1,500	2,220
London Stock Exchange Group plc	1.750%	12/6/27	EUR	2,594	3,425
M&G plc	5.560%	7/20/55	GBP	1,911	3,090
M&G plc	6.340%	12/19/63	GBP	1,643	2,911
Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	390	583
56

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	390	661
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	780	1,064
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	663	1,059
[3]	Metropolitan Funding plc	4.125%	4/5/48	GBP	390	676
	Mondi Finance plc	1.500%	4/15/24	EUR	2,253	2,816
	Morhomes plc	3.400%	2/19/38	GBP	351	529
	Motability Operations Group plc	5.375%	6/28/22	GBP	195	285
	Motability Operations Group plc	0.375%	1/3/26	EUR	1,524	1,860
	Motability Operations Group plc	4.375%	2/8/27	GBP	1,677	2,736
	Motability Operations Group plc	0.125%	7/20/28	EUR	4,000	4,744
	Motability Operations Group plc	1.750%	7/3/29	GBP	1,904	2,694
	Motability Operations Group plc	5.625%	11/29/30	GBP	390	732
	Motability Operations Group plc	2.375%	3/14/32	GBP	156	229
	National Express Group plc	2.500%	11/11/23	GBP	975	1,397
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	819	1,138
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	1,131	1,513
	National Grid plc	0.553%	9/18/29	EUR	975	1,160
	National Westminster Bank plc	0.500%	5/15/24	EUR	1,950	2,405
	Nationwide Building Society	4.375%	2/28/22	EUR	3,350	4,189
	Nationwide Building Society	0.750%	10/26/22	EUR	1,170	1,431
	Nationwide Building Society	5.625%	1/28/26	GBP	292	494
	Nationwide Building Society	1.500%	3/8/26	EUR	2,906	3,677
	Nationwide Building Society	3.000%	5/6/26	GBP	3,962	6,000
	Nationwide Building Society	0.625%	3/25/27	EUR	2,300	2,891
	Nationwide Building Society	3.250%	1/20/28	GBP	256	398
	Nationwide Building Society	2.250%	6/25/29	EUR	975	1,378
	Nationwide Building Society	2.000%	7/25/29	EUR	6,923	8,770
	Nationwide Building Society	1.375%	6/29/32	EUR	3,121	4,207
	Natwest Group plc	2.500%	3/22/23	EUR	3,062	3,858
	Natwest Group plc	1.750%	3/2/26	EUR	7,413	9,402
	NatWest Markets plc	1.000%	5/28/24	EUR	1,950	2,422
[7]	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	1,365	2,108
[7]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	1,736	3,109
[7]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	819	1,627
	NewRiver REIT plc	3.500%	3/7/28	GBP	351	473
	Next Group plc	3.625%	5/18/28	GBP	1,365	2,059
	NIE Finance plc	2.500%	10/27/25	GBP	156	228
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	3,470
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	741	1,356
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	299	556
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	312	447
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	1,346	1,896
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	506	976
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	146	298
	Notting Hill Genesis	3.750%	12/20/32	GBP	1,053	1,722
	Notting Hill Genesis	5.250%	7/7/42	GBP	292	599
	Notting Hill Genesis	4.375%	2/20/54	GBP	975	1,964
	Orbit Capital plc	3.500%	3/24/45	GBP	773	1,290
[3]	Paragon Treasury plc	3.625%	1/21/47	GBP	390	662
	Peabody Capital plc	5.250%	3/17/43	GBP	1,102	2,297
	Pearson Funding plc	1.375%	5/6/25	EUR	117	146
[3]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	292	451
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	487	876
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,461	5,789
	Phoenix Group Holdings plc	4.125%	7/20/22	GBP	199	285
57

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Phoenix Group Holdings plc	6.625%	12/18/25	GBP	982	1,635
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	2,867	4,056
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	526	871
	Places For People Treasury plc	2.875%	8/17/26	GBP	2,009	3,004
	Platform HG Financing plc	1.625%	8/10/55	GBP	975	1,204
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	585	1,042
	Principality Building Society	2.375%	11/23/23	GBP	195	278
	Prs Finance plc	1.750%	11/24/26	GBP	3,444	5,005
	Prs Finance plc	2.000%	1/23/29	GBP	1,326	1,942
	Prudential plc	5.875%	5/11/29	GBP	216	398
	Prudential plc	6.125%	12/19/31	GBP	1,755	3,302
	Quadgas Finance plc	3.375%	9/17/29	GBP	916	1,344
	RAC Bond Co. plc	4.870%	5/6/46	GBP	585	877
[2]	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	975	1,192
[2]	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	975	1,199
[2]	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	838	1,158
	RELX Capital Inc.	1.300%	5/12/25	EUR	390	493
	RELX Finance BV	0.000%	3/18/24	EUR	2,117	2,555
	RELX Finance BV	0.500%	3/10/28	EUR	4,926	5,983
	Rentokil Initial plc	0.950%	11/22/24	EUR	994	1,233
	Rl Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	624	1,060
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	2,087	3,252
[3]	RMPA Services plc	5.337%	9/30/38	GBP	159	288
	Rothesay Life plc	3.375%	7/12/26	GBP	1,170	1,721
	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	429	630
	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	1,170	1,738
	Royal Mail plc	1.250%	10/8/26	EUR	975	1,228
	RSA Insurance Group plc	5.125%	10/10/45	GBP	390	611
	Sage Group plc	1.625%	2/25/31	GBP	2,000	2,679
	Sanctuary Capital plc	6.697%	3/23/39	GBP	409	960
	Sanctuary Capital plc	5.000%	4/26/47	GBP	802	1,732
	Sanctuary Capital plc	2.375%	4/14/50	GBP	195	279
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	2,166	2,675
	Santander UK Group Holdings plc	0.391%	2/28/25	EUR	1,268	1,535
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	2,039	3,096
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	2,809	4,115
	Santander UK plc	0.100%	5/12/24	EUR	3,901	4,752
	Santander UK plc	1.250%	9/18/24	EUR	1,307	1,654
	Santander UK plc	0.500%	1/10/25	EUR	1,580	1,953
	Santander UK plc	1.125%	3/10/25	EUR	2,165	2,715
	Santander UK plc	5.750%	3/2/26	GBP	1,142	1,951
	Santander UK plc	5.250%	2/16/29	GBP	2,797	5,049
	Santander UK plc	3.875%	10/15/29	GBP	4,794	7,873
[3]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	155	292
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,014	1,541
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	195	354
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	487	734
	Segro plc	2.375%	10/11/29	GBP	234	344
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	1,287	1,985
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	253	382
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	234	313
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	885	1,750
	Sky Ltd.	1.875%	11/24/23	EUR	1,073	1,359
	Sky Ltd.	2.500%	9/15/26	EUR	10,208	13,868
58

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Sky Ltd.	4.000%	11/26/29	GBP	936	1,538
	Smiths Group plc	2.000%	2/23/27	EUR	2,107	2,725
	Society of Lloyd's	4.875%	2/7/47	GBP	1,365	2,154
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	117	195
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	497	915
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	556	1,099
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	430	807
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	897	1,632
	Southern Gas Networks plc	2.500%	2/3/25	GBP	892	1,304
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	292	487
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	7,000	11,929
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	585	1,072
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	2,200
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	156	225
	SP Distribution plc	5.875%	7/17/26	GBP	253	431
	SSE plc	1.250%	4/16/25	EUR	2,516	3,164
	SSE plc	0.875%	9/6/25	EUR	312	388
	SSE plc	8.375%	11/20/28	GBP	591	1,196
	SSE plc	1.750%	4/16/30	EUR	7,000	9,174
	SSE plc	6.250%	8/27/38	GBP	312	671
	Standard Chartered plc	0.750%	10/3/23	EUR	2,753	3,347
	Standard Chartered plc	1.625%	10/3/27	EUR	136	174
	Standard Chartered plc	0.850%	1/27/28	EUR	1,170	1,439
	Standard Chartered plc	4.375%	1/18/38	GBP	585	1,091
	Student Finance plc	2.666%	9/30/29	GBP	292	406
[3]	Swan Housing Capital plc	3.625%	3/5/48	GBP	851	1,253
[3]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	296	447
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	1,970	2,437
[3]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	292	592
[3]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	336	611
[3]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	1,746	3,173
[3]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	848	1,548
[3]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	1,003	1,786
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	292	415
	Thames Water Utilities Finance plc	2.875%	12/12/24	CAD	229	194
	Thames Water Utilities Finance plc	4.000%	6/19/25	GBP	1,560	2,418
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	253	389
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	700	1,302
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	1,365	1,977
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	545	934
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	274	519
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	1,458	2,956
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	320	615
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	214	622
	THFC Funding No. 2 plc	6.350%	7/8/41	GBP	468	1,040
	THFC Funding No. 2 plc	5.200%	10/11/43	GBP	1,053	2,184
	Unilever Finance Netherlands BV	0.500%	8/12/23	EUR	1,950	2,386
	Unilever Finance Netherlands BV	1.250%	3/25/25	EUR	3,901	4,937
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	1,970	2,515
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	1,950	2,624
	Unilever NV	0.375%	2/14/23	EUR	214	260
	Unilever NV	1.375%	7/31/29	EUR	1,033	1,357
	Unilever NV	1.375%	9/4/30	EUR	253	335
	Unilever plc	1.125%	2/3/22	GBP	234	325
	Unilever plc	1.500%	6/11/39	EUR	1,014	1,330
59

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UNITE USAF II plc	3.374%	6/30/28	GBP	312	450
UNITE USAF II plc	3.921%	6/30/30	GBP	760	1,147
United Utilities Water Finance plc	2.000%	2/14/25	GBP	1,560	2,245
United Utilities Water Finance plc	2.625%	2/12/31	GBP	1,541	2,302
United Utilities Water Finance plc	2.000%	7/3/33	GBP	390	551
United Utilities Water Finance plc	1.875%	6/3/42	GBP	274	362
United Utilities Water Ltd.	5.625%	12/20/27	GBP	1,328	2,335
University of Cambridge	3.750%	10/17/52	GBP	175	367
University of Cambridge	2.350%	6/27/78	GBP	360	663
University of Manchester	4.250%	7/4/53	GBP	370	790
University of Oxford	2.544%	12/8/17	GBP	2,365	4,019
Urenco Finance NV	2.375%	12/2/24	EUR	780	1,010
Virgin Money UK plc	3.375%	4/24/26	GBP	2,373	3,469
Virgin Money UK plc	4.000%	9/3/27	GBP	1,092	1,659
Virgin Money UK plc	5.125%	12/11/30	GBP	500	767
Vodafone Group plc	1.875%	9/11/25	EUR	3,901	5,058
Vodafone Group plc	1.125%	11/20/25	EUR	5,891	7,433
Vodafone Group plc	5.625%	12/4/25	GBP	234	392
Vodafone Group plc	0.900%	11/24/26	EUR	2,194	2,750
Vodafone Group plc	1.500%	7/24/27	EUR	819	1,062
Vodafone Group plc	4.200%	12/13/27	AUD	1,830	1,570
Vodafone Group plc	1.625%	11/24/30	EUR	5,107	6,711
Vodafone Group plc	1.600%	7/29/31	EUR	2,204	2,879
Vodafone Group plc	5.900%	11/26/32	GBP	643	1,259
Vodafone Group plc	2.875%	11/20/37	EUR	546	803
Vodafone Group plc	2.500%	5/24/39	EUR	877	1,221
Vodafone Group plc	3.375%	8/8/49	GBP	565	882
Vodafone Group plc	3.000%	8/12/56	GBP	1,033	1,502
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	975	1,793
Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	292	456
Wellcome Trust Finance plc	4.625%	7/25/36	GBP	676	1,351
Wellcome Trust Ltd.	4.000%	5/9/59	GBP	429	1,013
Wellcome Trust Ltd.	2.517%	2/7/18	GBP	838	1,431
Wessex Water Services Finance plc	5.375%	3/10/28	GBP	156	268
Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	487	725
Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	450	942
Western Power Distribution South West plc	5.875%	3/25/27	GBP	429	740
Western Power Distribution South West plc	5.750%	3/23/40	GBP	350	733
Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	1,326	2,003
Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	1,092	2,064
Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	487	665
Wheatley Group Capital plc	4.375%	11/28/44	GBP	877	1,607
WHG Treasury plc	4.250%	10/6/45	GBP	780	1,450
Wm Morrison Supermarkets plc	4.625%	12/8/23	GBP	156	237
Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	263	403
Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	1,082	1,817
WPP Finance 2016	1.375%	3/20/25	EUR	2,770	3,500
WPP Finance SA	2.375%	5/19/27	EUR	7,000	9,407
WPP Finance SA	3.750%	5/19/32	GBP	2,500	3,881
Yorkshire Building Society	0.875%	3/20/23	EUR	1,073	1,316
Yorkshire Building Society	3.000%	4/18/25	GBP	468	681
Yorkshire Building Society	3.500%	4/21/26	GBP	214	329
Yorkshire Building Society	3.375%	9/13/28	GBP	4,430	6,534
60

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Water Finance plc	3.625%	8/1/29	GBP	1,248	1,971
Yorkshire Water Finance plc	6.375%	8/19/39	GBP	658	1,474
Yorkshire Water Finance plc	2.750%	4/18/41	GBP	604	901
Yorkshire Water Finance plc	3.750%	3/22/46	GBP	195	279
					982,163
United States (2.9%)
3M Co.	0.375%	2/15/22	EUR	3,316	4,002
3M Co.	0.950%	5/15/23	EUR	390	481
3M Co.	1.750%	5/15/30	EUR	315	427
Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	4,409	5,438
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	3,472	4,476
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	1,950	2,366
AbbVie Inc.	0.500%	6/1/21	EUR	936	1,125
AbbVie Inc.	1.500%	11/15/23	EUR	234	292
AbbVie Inc.	1.375%	5/17/24	EUR	2,341	2,924
AbbVie Inc.	1.250%	6/1/24	EUR	1,950	2,424
AbbVie Inc.	0.750%	11/18/27	EUR	975	1,202
AbbVie Inc.	2.625%	11/15/28	EUR	390	540
AbbVie Inc.	2.125%	11/17/28	EUR	3,882	5,236
AbbVie Inc.	2.125%	6/1/29	EUR	1,638	2,211
AbbVie Inc.	1.250%	11/18/31	EUR	468	589
Air Lease Corp.	2.625%	12/5/24	CAD	1,773	1,466
Air Products and Chemicals Inc.	1.000%	2/12/25	EUR	651	816
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	741	905
Air Products and Chemicals Inc.	0.800%	5/5/32	EUR	668	815
Altria Group Inc.	1.000%	2/15/23	EUR	468	571
Altria Group Inc.	1.700%	6/15/25	EUR	604	760
Altria Group Inc.	2.200%	6/15/27	EUR	2,448	3,153
Altria Group Inc.	3.125%	6/15/31	EUR	3,726	5,065
American Honda Finance Corp.	0.350%	8/26/22	EUR	550	667
American Honda Finance Corp.	1.375%	11/10/22	EUR	994	1,225
American Honda Finance Corp.	0.750%	1/17/24	EUR	1,404	1,726
American Honda Finance Corp.	1.950%	10/18/24	EUR	1,775	2,279
American Honda Finance Corp.	0.750%	11/25/26	GBP	1,268	1,720
American International Group Inc.	5.000%	4/26/23	GBP	700	1,047
American International Group Inc.	1.875%	6/21/27	EUR	1,033	1,339
American Tower Corp.	1.375%	4/4/25	EUR	1,658	2,082
American Tower Corp.	1.950%	5/22/26	EUR	3,492	4,537
American Tower Corp.	0.500%	1/15/28	EUR	975	1,165
American Tower Corp.	1.000%	1/15/32	EUR	994	1,195
Amgen Inc.	1.250%	2/25/22	EUR	3,581	4,343
Amgen Inc.	2.000%	2/25/26	EUR	507	665
Amgen Inc.	5.500%	12/7/26	GBP	858	1,462
Amgen Inc.	4.000%	9/13/29	GBP	877	1,437
Aon plc	2.875%	5/14/26	EUR	663	899
Apple Inc.	3.700%	8/28/22	AUD	1,420	1,142
Apple Inc.	1.000%	11/10/22	EUR	790	969
Apple Inc.	1.375%	1/17/24	EUR	2,030	2,551
Apple Inc.	2.513%	8/19/24	CAD	2,610	2,228
Apple Inc.	0.875%	5/24/25	EUR	11,341	14,185
Apple Inc.	0.000%	11/15/25	EUR	1,346	1,628
Apple Inc.	3.600%	6/10/26	AUD	370	319
Apple Inc.	1.625%	11/10/26	EUR	807	1,060
Apple Inc.	2.000%	9/17/27	EUR	1,381	1,866
Apple Inc.	1.375%	5/24/29	EUR	760	1,001
61

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Apple Inc.	3.050%	7/31/29	GBP	1,853	2,925
Apple Inc.	0.750%	2/25/30	CHF	1,075	1,247
Apple Inc.	0.500%	11/15/31	EUR	1,307	1,592
Apple Inc.	3.600%	7/31/42	GBP	1,365	2,502
Aptiv plc	1.500%	3/10/25	EUR	2,345	2,962
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	1,950	2,447
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	3,043	3,820
AT&T Inc.	2.500%	3/15/23	EUR	409	513
AT&T Inc.	2.750%	5/19/23	EUR	1,921	2,447
AT&T Inc.	1.050%	9/5/23	EUR	409	504
AT&T Inc.	1.300%	9/5/23	EUR	2,987	3,697
AT&T Inc.	1.950%	9/15/23	EUR	156	196
AT&T Inc.	2.400%	3/15/24	EUR	1,755	2,245
AT&T Inc.	4.000%	11/25/25	CAD	2,067	1,845
AT&T Inc.	3.500%	12/17/25	EUR	936	1,295
AT&T Inc.	1.800%	9/5/26	EUR	741	962
AT&T Inc.	2.900%	12/4/26	GBP	624	929
AT&T Inc.	1.600%	5/19/28	EUR	780	1,005
AT&T Inc.	4.600%	9/19/28	AUD	1,230	1,088
AT&T Inc.	0.800%	3/4/30	EUR	780	940
AT&T Inc.	3.550%	12/17/32	EUR	1,943	2,943
AT&T Inc.	5.200%	11/18/33	GBP	2,450	4,392
AT&T Inc.	3.375%	3/15/34	EUR	546	808
AT&T Inc.	2.450%	3/15/35	EUR	994	1,327
AT&T Inc.	3.150%	9/4/36	EUR	4,120	5,915
AT&T Inc.	2.600%	5/19/38	EUR	1,390	1,871
AT&T Inc.	7.000%	4/30/40	GBP	850	1,902
AT&T Inc.	4.250%	6/1/43	GBP	527	895
AT&T Inc.	4.850%	5/25/47	CAD	780	657
AT&T Inc.	5.100%	11/25/48	CAD	799	699
Athene Global Funding	2.100%	9/24/25	CAD	546	450
Bank of America Corp.	1.625%	9/14/22	EUR	975	1,203
Bank of America Corp.	0.750%	7/26/23	EUR	3,901	4,787
Bank of America Corp.	3.301%	4/24/24	CAD	1,858	1,582
Bank of America Corp.	2.375%	6/19/24	EUR	1,365	1,765
Bank of America Corp.	1.379%	2/7/25	EUR	1,092	1,363
Bank of America Corp.	1.375%	3/26/25	EUR	585	740
Bank of America Corp.	2.932%	4/25/25	CAD	916	784
Bank of America Corp.	2.300%	7/25/25	GBP	1,170	1,705
Bank of America Corp.	3.407%	9/20/25	CAD	397	345
Bank of America Corp.	3.515%	3/24/26	CAD	585	512
Bank of America Corp.	0.808%	5/9/26	EUR	3,901	4,820
Bank of America Corp.	4.250%	12/10/26	GBP	862	1,384
Bank of America Corp.	1.776%	5/4/27	EUR	4,311	5,572
Bank of America Corp.	3.648%	3/31/29	EUR	2,731	3,970
Bank of America Corp.	2.598%	4/4/29	CAD	1,400	1,166
Bank of America Corp.	0.580%	8/8/29	EUR	3,511	4,217
Bank of America Corp.	0.654%	10/26/31	EUR	3,901	4,611
Baxter International Inc.	1.300%	5/30/25	EUR	2,839	3,589
Baxter International Inc.	1.300%	5/15/29	EUR	1,424	1,825
Becton Dickinson and Co.	1.000%	12/15/22	EUR	1,699	2,077
Becton Dickinson and Co.	1.900%	12/15/26	EUR	2,305	3,010
Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	2,087	2,545
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	1,580	1,988
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	1,365	1,994
62

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	702	1,102
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	195	238
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	2,028	2,529
Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	290,000	2,628
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	4,311	5,466
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	1,070,000	9,385
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	4,596
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	1,170	1,552
Berkshire Hathaway Inc.	0.500%	1/15/41	EUR	522	553
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	160,000	1,220
BlackRock Inc.	1.250%	5/6/25	EUR	1,277	1,619
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	173	216
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	582	751
Booking Holdings Inc.	2.375%	9/23/24	EUR	780	1,010
Booking Holdings Inc.	0.100%	3/8/25	EUR	1,800	2,171
Booking Holdings Inc.	1.800%	3/3/27	EUR	1,977	2,586
Booking Holdings Inc.	0.500%	3/8/28	EUR	700	847
Boston Scientific Corp.	0.625%	12/1/27	EUR	965	1,170
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	317	397
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	780	1,066
Brookfield Property Finance ULC	4.346%	7/3/23	CAD	390	332
Brookfield Property Finance ULC	4.300%	3/1/24	CAD	628	537
Brookfield Property Finance ULC	3.926%	8/24/25	CAD	507	430
Brookfield Property Finance ULC	3.930%	1/15/27	CAD	2,390	2,003
Brown-Forman Corp.	1.200%	7/7/26	EUR	499	634
Brown-Forman Corp.	2.600%	7/7/28	GBP	1,818	2,704
Bunge Finance Europe BV	1.850%	6/16/23	EUR	3,037	3,779
Capital One Financial Corp.	1.650%	6/12/29	EUR	2,292	2,909
Caterpillar Financial Services Ltd.	2.090%	9/12/22	CAD	742	617
Celanese U.S. Holdings LLC	2.125%	3/1/27	EUR	1,541	1,998
Chubb INA Holdings Inc.	0.300%	12/15/24	EUR	370	449
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	1,787	2,306
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	1,248	1,535
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	936	1,196
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	2,453	3,504
Citigroup Inc.	2.750%	1/24/24	GBP	2,243	3,251
Citigroup Inc.	2.375%	5/22/24	EUR	390	504
Citigroup Inc.	1.750%	1/28/25	EUR	1,033	1,321
Citigroup Inc.	4.090%	6/9/25	CAD	604	536
Citigroup Inc.	2.400%	10/31/25	JPY	1,141,300	11,112
Citigroup Inc.	1.500%	7/24/26	EUR	1,755	2,223
Citigroup Inc.	2.125%	9/10/26	EUR	1,053	1,391
Citigroup Inc.	1.750%	10/23/26	GBP	2,185	3,071
Citigroup Inc.	2.800%	6/25/27	JPY	25,400	261
Citigroup Inc.	0.500%	10/8/27	EUR	2,536	3,066
Citigroup Inc.	1.625%	3/21/28	EUR	585	757
Citigroup Inc.	1.500%	10/26/28	EUR	195	252
Citigroup Inc.	1.250%	4/10/29	EUR	585	737
Citigroup Inc.	4.500%	3/3/31	GBP	195	323
Citigroup Inc.	6.800%	6/25/38	GBP	2,000	4,586
Citigroup Inc.	7.375%	9/1/39	GBP	117	287
Coca-Cola Co.	0.500%	3/8/24	EUR	1,131	1,387
Coca-Cola Co.	3.250%	6/11/24	AUD	330	273
Coca-Cola Co.	0.750%	9/22/26	EUR	4,950	6,223
Coca-Cola Co.	1.875%	9/22/26	EUR	577	769
63

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Coca-Cola Co.	1.125%	3/9/27	EUR	2,555	3,250
Coca-Cola Co.	0.125%	3/9/29	EUR	1,500	1,775
Coca-Cola Co.	0.400%	5/6/30	EUR	2,200	2,637
Coca-Cola Co.	1.250%	3/8/31	EUR	2,945	3,800
Coca-Cola Co.	0.500%	3/9/33	EUR	1,400	1,644
Coca-Cola Co.	0.375%	3/15/33	EUR	1,950	2,260
Coca-Cola Co.	1.625%	3/9/35	EUR	1,102	1,454
Coca-Cola Co.	0.950%	5/6/36	EUR	1,400	1,674
Coca-Cola Co.	0.800%	3/15/40	EUR	1,151	1,293
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	370	456
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	507	671
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	117	140
Comcast Corp.	1.500%	2/20/29	GBP	1,326	1,822
Comcast Corp.	5.500%	11/23/29	GBP	780	1,412
Comcast Corp.	1.875%	2/20/36	GBP	1,443	1,953
Comcast Corp.	1.250%	2/20/40	EUR	1,916	2,311
Corning Inc.	0.992%	8/10/27	JPY	330,000	3,008
CyrusOne LP / CyrusOne Finance Corp.	1.450%	1/22/27	EUR	1,541	1,874
Danaher Corp.	1.700%	3/30/24	EUR	117	148
Danaher Corp.	2.500%	3/30/30	EUR	2,243	3,126
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	2,984	3,602
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	643	776
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	1,463	1,751
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	2,107	2,547
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,170	1,461
Digital Dutch Finco BV	1.250%	2/1/31	EUR	5,000	6,151
Digital Euro Finco LLC	2.625%	4/15/24	EUR	994	1,284
Digital Euro Finco LLC	1.125%	4/9/28	EUR	5,072	6,307
Digital Stout Holding LLC	4.250%	1/17/25	GBP	429	662
Digital Stout Holding LLC	3.300%	7/19/29	GBP	1,356	2,055
Digital Stout Holding LLC	3.750%	10/17/30	GBP	780	1,225
Discovery Communications LLC	2.500%	9/20/24	GBP	1,463	2,104
Discovery Communications LLC	1.900%	3/19/27	EUR	2,680	3,454
Dover Corp.	1.250%	11/9/26	EUR	3,843	4,862
Dow Chemical Co.	0.500%	3/15/27	EUR	3,492	4,215
Dow Chemical Co.	1.125%	3/15/32	EUR	4,000	4,882
Dow Chemical Co.	1.875%	3/15/40	EUR	721	920
DXC Technology Co.	2.750%	1/15/25	GBP	1,950	2,798
DXC Technology Co.	1.750%	1/15/26	EUR	2,750	3,472
Eastman Chemical Co.	1.500%	5/26/23	EUR	1,950	2,408
Eastman Chemical Co.	1.875%	11/23/26	EUR	2,087	2,700
Eaton Capital Unlimited Co.	0.697%	5/14/25	EUR	4,000	4,944
Ecolab Inc.	1.000%	1/15/24	EUR	1,486	1,835
Eli Lilly & Co.	1.000%	6/2/22	EUR	2,692	3,273
Eli Lilly & Co.	2.125%	6/3/30	EUR	1,580	2,186
Eli Lilly & Co.	1.700%	11/1/49	EUR	1,209	1,554
Emerson Electric Co.	0.375%	5/22/24	EUR	399	487
Emerson Electric Co.	1.250%	10/15/25	EUR	390	495
Emerson Electric Co.	2.000%	10/15/29	EUR	390	531
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	1,229	1,495
Expedia Group Inc.	2.500%	6/3/22	EUR	282	346
Exxon Mobil Corp.	0.142%	6/26/24	EUR	3,921	4,751
Exxon Mobil Corp.	0.835%	6/26/32	EUR	1,950	2,301
Exxon Mobil Corp.	1.408%	6/26/39	EUR	2,536	2,978
FedEx Corp.	1.000%	1/11/23	EUR	136	167
64

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	FedEx Corp.	1.625%	1/11/27	EUR	1,365	1,763
	FedEx Corp.	1.300%	8/5/31	EUR	448	566
[8]	FedEx Corp.	0.950%	5/4/33	EUR	4,236	5,029
	Fiat Chrysler Automobiles NV	4.500%	7/7/28	EUR	4,950	7,421
	Fidelity National Information Services Inc.	0.125%	12/3/22	EUR	292	353
	Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	1,017	1,243
	Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	3,000	3,726
	Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	6,345	8,092
	Fidelity National Information Services Inc.	1.000%	12/3/28	EUR	1,989	2,456
	Fidelity National Information Services Inc.	2.250%	12/3/29	GBP	409	583
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	441	680
	Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	1,000	1,543
	Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	1,227	1,780
	Fiserv Inc.	0.375%	7/1/23	EUR	195	237
	Fiserv Inc.	2.250%	7/1/25	GBP	409	593
	Fiserv Inc.	1.125%	7/1/27	EUR	1,175	1,474
	Fiserv Inc.	1.625%	7/1/30	EUR	1,346	1,733
	GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	292	278
	GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	600	895
	GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,073	2,075
	GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	885	1,654
	GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	572	1,156
	GE Capital UK Funding Unlimited Co.	8.000%	1/14/39	GBP	1,214	2,817
	General Electric Co.	0.875%	5/17/25	EUR	1,180	1,456
	General Electric Co.	1.500%	5/17/29	EUR	1,190	1,513
	General Electric Co.	4.125%	9/19/35	EUR	1,033	1,661
	General Electric Co.	2.125%	5/17/37	EUR	2,419	3,101
	General Electric Co.	4.875%	9/18/37	GBP	1,411	2,274
	General Mills Inc.	1.000%	4/27/23	EUR	2,731	3,353
	General Mills Inc.	0.450%	1/15/26	EUR	643	783
	General Mills Inc.	1.500%	4/27/27	EUR	390	505
	General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	680	548
	General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	1,160	1,476
	General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	175	249
	General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	1,950	2,380
	General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	973	807
	General Motors Financial of Canada Ltd.	3.250%	11/7/23	CAD	877	750
	General Motors Financial of Canada Ltd.	5.950%	5/14/24	CAD	975	900
	Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	2,126	2,606
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	2,692	3,430
	Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	2,393	3,012
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	4,643	5,740
	Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	1,782	2,288
	Goldman Sachs Group Inc.	3.375%	3/27/25	EUR	975	1,318
	Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	4,475	5,565
	Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	728	1,252
	Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	154	134
	Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,511	5,506
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	975	1,328
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	529	678
	Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	3,000	3,532
	Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	1,385	1,829
	Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	136	256
	Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	1,989	2,637
	Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	1,900	1,525
65

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	1,365	2,078
Goldman Sachs Group Inc.	3.000%	2/12/31	EUR	780	1,137
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	3,000	3,581
Harley-Davidson Financial Services Inc.	3.875%	5/19/23	EUR	1,196	1,547
Harman Finance International SCA	2.000%	5/27/22	EUR	1,658	2,028
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	351	296
Honeywell International Inc.	1.300%	2/22/23	EUR	1,619	2,002
Honeywell International Inc.	0.000%	3/10/24	EUR	5,000	6,042
Honeywell International Inc.	2.250%	2/22/28	EUR	1,110	1,524
Honeywell International Inc.	0.750%	3/10/32	EUR	3,000	3,667
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	1,541	1,884
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	604	746
Illinois Tool Works Inc.	0.250%	12/5/24	EUR	916	1,115
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	1,073	1,325
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	2,282	3,176
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	1,209	1,536
Intel Corp.	4.000%	12/1/22	AUD	1,380	1,123
International Business Machines Corp.	0.375%	1/31/23	EUR	1,892	2,300
International Business Machines Corp.	0.875%	1/31/25	EUR	585	729
International Business Machines Corp.	0.950%	5/23/25	EUR	3,589	4,490
International Business Machines Corp.	2.875%	11/7/25	EUR	799	1,088
International Business Machines Corp.	1.250%	1/29/27	EUR	1,677	2,142
International Business Machines Corp.	0.300%	2/11/28	EUR	1,463	1,759
International Business Machines Corp.	1.750%	1/31/31	EUR	1,833	2,450
International Business Machines Corp.	1.200%	2/11/40	EUR	1,053	1,291
International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	1,391	1,747
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	1,170	1,505
John Deere Canada Funding Inc.	2.630%	9/21/22	CAD	1,911	1,599
John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	314	264
John Deere Cash Management SA	0.500%	9/15/23	EUR	429	526
John Deere Cash Management SA	2.200%	4/2/32	EUR	1,950	2,759
John Deere Cash Management SA	1.650%	6/13/39	EUR	975	1,319
John Deere Financial Inc.	2.580%	10/16/26	CAD	370	315
John Deere Financial Inc.	1.340%	9/8/27	CAD	1,541	1,214
Johnson & Johnson	0.250%	1/20/22	EUR	526	635
Johnson & Johnson	0.650%	5/20/24	EUR	1,989	2,452
Johnson & Johnson	1.150%	11/20/28	EUR	234	304
Johnson Controls International plc	1.000%	9/15/23	EUR	585	720
Johnson Controls International plc	1.375%	2/25/25	EUR	3,114	3,921
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	971	1,166
Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.000%	9/15/32	EUR	702	856
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	585	741
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	8,310	9,296
JPMorgan Chase & Co.	0.625%	1/25/24	EUR	1,833	2,246
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	1,560	1,980
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	1,092	1,499
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	975	1,524
JPMorgan Chase & Co.	1.090%	3/11/27	EUR	11,959	14,974
JPMorgan Chase & Co.	0.389%	2/24/28	EUR	5,287	6,359
JPMorgan Chase & Co.	1.896%	3/5/28	CAD	1,600	1,305
JPMorgan Chase & Co.	1.638%	5/18/28	EUR	812	1,048
JPMorgan Chase & Co.	1.001%	7/25/31	EUR	5,585	6,898
JPMorgan Chase & Co.	1.047%	11/4/32	EUR	2,000	2,462
Kellogg Co.	1.250%	3/10/25	EUR	994	1,247
66

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	1,378	1,830
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	1,950	2,509
[2]	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	585	753
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	2,731	3,679
	LYB International Finance II BV	0.875%	9/17/26	EUR	1,755	2,158
	Mastercard Inc.	1.100%	12/1/22	EUR	2,506	3,070
	Mastercard Inc.	2.100%	12/1/27	EUR	1,590	2,147
	McDonald's Corp.	1.000%	11/15/23	EUR	3,400	4,209
	McDonald's Corp.	0.625%	1/29/24	EUR	2,500	3,067
	McDonald's Corp.	3.000%	3/8/24	AUD	4,230	3,445
	McDonald's Corp.	3.125%	3/4/25	CAD	1,950	1,704
	McDonald's Corp.	1.750%	5/3/28	EUR	3,200	4,249
	McDonald's Corp.	1.500%	11/28/29	EUR	400	522
	McKesson Corp.	1.500%	11/17/25	EUR	2,458	3,128
	McKesson Corp.	1.625%	10/30/26	EUR	1,989	2,562
	McKesson Corp.	3.125%	2/17/29	GBP	177	265
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	721	877
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	565	687
	Medtronic Global Holdings SCA	0.000%	10/15/25	EUR	7,000	8,397
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	1,385	1,670
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	1,580	2,086
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	546	680
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	1,950	2,341
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	604	839
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	1,989	2,450
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	936	1,123
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	2,984	3,700
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	1,833	2,191
	Merck & Co. Inc.	0.500%	11/2/24	EUR	1,935	2,377
	Merck & Co. Inc.	1.875%	10/15/26	EUR	643	850
	Merck & Co. Inc.	2.500%	10/15/34	EUR	1,026	1,528
	Merck & Co. Inc.	1.375%	11/2/36	EUR	468	612
	MetLife Inc.	5.375%	12/9/24	GBP	848	1,358
	MetLife Inc.	0.769%	5/23/29	JPY	270,000	2,475
	Metropolitan Life Global Funding I	1.625%	6/9/22	GBP	585	819
	Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	585	654
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	419	599
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	117	147
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	975	1,190
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	526	451
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	2,000	2,643
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	546	479
	Microsoft Corp.	3.125%	12/6/28	EUR	2,185	3,225
	Microsoft Corp.	2.625%	5/2/33	EUR	780	1,176
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	600	771
	Molson Coors Beverage Co.	1.250%	7/15/24	EUR	1,716	2,132
	Molson Coors International LP	2.840%	7/15/23	CAD	975	822
	Molson Coors International LP	3.440%	7/15/26	CAD	556	485
[2]	Mondelez International Holdings Netherlands BV	0.000%	9/22/26	EUR	1,853	2,207
	Mondelez International Inc.	3.250%	3/7/25	CAD	627	544
	Mondelez International Inc.	1.625%	3/8/27	EUR	2,314	3,000
	Mondelez International Inc.	2.375%	3/6/35	EUR	226	313
	Moody's Corp.	1.750%	3/9/27	EUR	587	766
	Moody's Corp.	0.950%	2/25/30	EUR	1,170	1,447
67

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Morgan Stanley	1.000%	12/2/22	EUR	5,714	7,004
Morgan Stanley	1.875%	3/30/23	EUR	585	731
Morgan Stanley	3.000%	2/7/24	CAD	1,948	1,668
Morgan Stanley	1.750%	3/11/24	EUR	2,175	2,750
Morgan Stanley	0.637%	7/26/24	EUR	3,940	4,812
Morgan Stanley	1.750%	1/30/25	EUR	2,399	3,063
Morgan Stanley	1.342%	10/23/26	EUR	2,633	3,325
Morgan Stanley	1.375%	10/27/26	EUR	975	1,243
Morgan Stanley	2.625%	3/9/27	GBP	1,704	2,514
Morgan Stanley	1.875%	4/27/27	EUR	1,161	1,519
Morgan Stanley	0.406%	10/29/27	EUR	3,750	4,512
Morgan Stanley	0.495%	10/26/29	EUR	3,901	4,645
Morgan Stanley	0.497%	2/7/31	EUR	5,038	5,917
Nasdaq Inc.	1.750%	3/28/29	EUR	1,853	2,418
Nasdaq Inc.	0.875%	2/13/30	EUR	730	888
New York Life Global Funding	0.250%	1/23/27	EUR	1,950	2,358
New York Life Global Funding	0.750%	12/14/28	GBP	2,000	2,637
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	880	679
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	741	916
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	877	1,125
Oracle Corp.	3.125%	7/10/25	EUR	195	265
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	1,950	2,440
PepsiCo Inc.	0.250%	5/6/24	EUR	1,229	1,497
PepsiCo Inc.	2.150%	5/6/24	CAD	624	525
PepsiCo Inc.	0.750%	3/18/27	EUR	390	486
PepsiCo Inc.	0.500%	5/6/28	EUR	2,302	2,822
PepsiCo Inc.	0.875%	7/18/28	EUR	702	885
PepsiCo Inc.	1.125%	3/18/31	EUR	370	475
PepsiCo Inc.	0.400%	10/9/32	EUR	2,624	3,089
PepsiCo Inc.	0.875%	10/16/39	EUR	1,931	2,289
PepsiCo Inc.	1.050%	10/9/50	EUR	429	482
PerkinElmer Inc.	1.875%	7/19/26	EUR	897	1,160
Peugeot SA	2.000%	3/20/25	EUR	800	1,022
Pfizer Inc.	0.250%	3/6/22	EUR	2,477	2,992
Pfizer Inc.	1.000%	3/6/27	EUR	663	838
Pfizer Inc.	2.735%	6/15/43	GBP	3,359	5,201
Philip Morris International Inc.	0.625%	11/8/24	EUR	273	334
Philip Morris International Inc.	2.875%	5/14/29	EUR	487	690
Philip Morris International Inc.	0.800%	8/1/31	EUR	1,755	2,066
Philip Morris International Inc.	3.125%	6/3/33	EUR	195	281
Philip Morris International Inc.	2.000%	5/9/36	EUR	1,560	1,994
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,053	1,304
Philip Morris International Inc.	1.450%	8/1/39	EUR	1,209	1,380
PPG Industries Inc.	0.875%	11/3/25	EUR	507	632
Praxair Inc.	1.200%	2/12/24	EUR	1,560	1,950
Praxair Inc.	1.625%	12/1/25	EUR	4,009	5,202
Procter & Gamble Co.	2.000%	8/16/22	EUR	337	417
Procter & Gamble Co.	1.125%	11/2/23	EUR	2,266	2,821
Procter & Gamble Co.	0.500%	10/25/24	EUR	585	721
Procter & Gamble Co.	0.625%	10/30/24	EUR	799	988
Procter & Gamble Co.	1.375%	5/3/25	GBP	1,911	2,722
Procter & Gamble Co.	1.200%	10/30/28	EUR	916	1,184
Procter & Gamble Co.	1.800%	5/3/29	GBP	2,463	3,568
Procter & Gamble Co.	1.250%	10/25/29	EUR	1,365	1,779
Procter & Gamble Co.	1.875%	10/30/38	EUR	468	664
68

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	3,316	3,986
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,365	1,652
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	206	274
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	1,180	1,405
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	643	766
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,000	2,255
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	897	1,054
Prologis LP	3.000%	6/2/26	EUR	312	429
Prologis LP	2.250%	6/30/29	GBP	842	1,229
Public Storage	0.875%	1/24/32	EUR	1,307	1,563
Schlumberger Finance BV	0.250%	10/15/27	EUR	1,950	2,345
Schlumberger Finance BV	0.500%	10/15/31	EUR	1,950	2,302
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	663	833
Southern Power Co.	1.000%	6/20/22	EUR	2,224	2,710
Southern Power Co.	1.850%	6/20/26	EUR	2,087	2,724
Stellantis NV	3.375%	7/7/23	EUR	5,000	6,398
Stellantis NV	3.875%	1/5/26	EUR	3,316	4,589
Stellantis NV	2.750%	5/15/26	EUR	3,000	3,991
Stryker Corp.	1.125%	11/30/23	EUR	448	556
Stryker Corp.	0.250%	12/3/24	EUR	741	898
Stryker Corp.	2.125%	11/30/27	EUR	370	494
Stryker Corp.	2.625%	11/30/30	EUR	409	578
Stryker Corp.	1.000%	12/3/31	EUR	2,146	2,638
Sysco Canada Inc.	3.650%	4/25/25	CAD	499	436
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	913	1,125
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	1,248	1,505
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,170	1,509
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	3,209	4,083
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	585	763
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	604	731
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	195	250
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	1,291	1,903
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	780	941
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	2,126	2,626
Time Warner Cable LLC	5.250%	7/15/42	GBP	1,151	2,083
Toyota Motor Credit Corp.	0.750%	7/21/22	EUR	312	380
Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	1,346	1,873
Trinity Acquisition plc	2.125%	5/26/22	EUR	1,175	1,438
TWDC Enterprises 18 Corp.	2.758%	10/7/24	CAD	2,014	1,727
U.S. Bancorp	0.850%	6/7/24	EUR	2,895	3,578
United Parcel Service Inc.	0.375%	11/15/23	EUR	1,443	1,760
United Parcel Service Inc.	2.125%	5/21/24	CAD	1,365	1,148
United Parcel Service Inc.	1.625%	11/15/25	EUR	2,321	2,997
United Parcel Service Inc.	1.500%	11/15/32	EUR	643	854
Upjohn Finance BV	1.023%	6/23/24	EUR	3,000	3,699
Upjohn Finance BV	1.362%	6/23/27	EUR	4,560	5,698
Upjohn Finance BV	1.908%	6/23/32	EUR	1,560	1,967
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	230	320
Ventas Canada Finance Ltd.	2.550%	3/15/23	CAD	468	391
Ventas Canada Finance Ltd.	2.800%	4/12/24	CAD	643	546
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	234	206
Verizon Communications Inc.	3.500%	2/17/23	AUD	1,250	1,011
Verizon Communications Inc.	4.073%	6/18/24	GBP	585	891
Verizon Communications Inc.	4.050%	2/17/25	AUD	310	264
Verizon Communications Inc.	0.875%	4/2/25	EUR	955	1,187
69

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	3.250%	2/17/26	EUR	507	702
Verizon Communications Inc.	1.375%	10/27/26	EUR	4,965	6,362
Verizon Communications Inc.	0.875%	4/8/27	EUR	5,443	6,788
Verizon Communications Inc.	4.500%	8/17/27	AUD	2,460	2,163
Verizon Communications Inc.	1.375%	11/2/28	EUR	3,911	5,058
Verizon Communications Inc.	1.125%	11/3/28	GBP	8,962	11,933
Verizon Communications Inc.	0.375%	3/22/29	EUR	11,700	13,956
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,131	1,512
Verizon Communications Inc.	1.250%	4/8/30	EUR	1,950	2,477
Verizon Communications Inc.	2.500%	5/16/30	CAD	1,086	882
Verizon Communications Inc.	1.875%	9/19/30	GBP	312	431
Verizon Communications Inc.	2.500%	4/8/31	GBP	158	229
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,000	3,623
Verizon Communications Inc.	1.300%	5/18/33	EUR	2,872	3,564
Verizon Communications Inc.	1.125%	9/19/35	EUR	2,100	2,480
Verizon Communications Inc.	3.125%	11/2/35	GBP	1,307	2,009
Verizon Communications Inc.	3.375%	10/27/36	GBP	2,299	3,654
Verizon Communications Inc.	2.875%	1/15/38	EUR	1,502	2,186
Verizon Communications Inc.	1.875%	11/3/38	GBP	1,170	1,524
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,658	1,998
Verizon Communications Inc.	1.850%	5/18/40	EUR	421	530
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,327	1,768
Verizon Communications Inc.	4.050%	3/22/51	CAD	389	319
VF Corp.	0.625%	9/20/23	EUR	1,053	1,287
VF Corp.	0.250%	2/25/28	EUR	292	348
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	258	388
Walmart Inc.	1.900%	4/8/22	EUR	1,658	2,025
Walmart Inc.	2.550%	4/8/26	EUR	370	500
Walmart Inc.	4.875%	9/21/29	EUR	2,097	3,472
Walmart Inc.	5.625%	3/27/34	GBP	2,894	5,876
Walmart Inc.	5.250%	9/28/35	GBP	195	394
Walt Disney Co.	3.057%	3/30/27	CAD	1,131	974
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	796	677
Wells Fargo & Co.	1.375%	6/30/22	GBP	526	733
Wells Fargo & Co.	2.625%	8/16/22	EUR	4,018	5,012
Wells Fargo & Co.	1.500%	9/12/22	EUR	643	792
Wells Fargo & Co.	2.250%	5/2/23	EUR	3,180	4,008
Wells Fargo & Co.	2.509%	10/27/23	CAD	2,147	1,813
Wells Fargo & Co.	0.500%	11/2/23	CHF	3,905	4,343
Wells Fargo & Co.	2.125%	12/20/23	GBP	156	222
Wells Fargo & Co.	3.184%	2/8/24	CAD	975	837
Wells Fargo & Co.	0.500%	4/26/24	EUR	2,009	2,450
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,400	1,233
Wells Fargo & Co.	1.625%	6/2/25	EUR	975	1,241
Wells Fargo & Co.	2.000%	7/28/25	GBP	5,345	7,617
Wells Fargo & Co.	2.000%	4/27/26	EUR	3,901	5,081
Wells Fargo & Co.	2.975%	5/19/26	CAD	1,970	1,687
Wells Fargo & Co.	1.375%	10/26/26	EUR	2,594	3,293
Wells Fargo & Co.	1.000%	2/2/27	EUR	2,892	3,588
Wells Fargo & Co.	2.493%	2/18/27	CAD	1,072	893
Wells Fargo & Co.	1.500%	5/24/27	EUR	3,901	4,975
Wells Fargo & Co.	3.500%	9/12/29	GBP	844	1,310
Wells Fargo & Co.	1.741%	5/4/30	EUR	1,950	2,523
Wells Fargo & Co.	0.625%	8/14/30	EUR	1,560	1,846
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,000	1,781
70

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,850	2,798
Wells Fargo Canada Corp.	3.460%	1/24/23	CAD	3,219	2,741
Welltower Inc.	4.800%	11/20/28	GBP	1,424	2,320
Welltower Inc.	4.500%	12/1/34	GBP	936	1,552
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	2,087	2,629
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	702	871
WPC Eurobond BV	2.250%	7/19/24	EUR	1,229	1,576
WPC Eurobond BV	2.250%	4/9/26	EUR	799	1,046
WPC Eurobond BV	2.125%	4/15/27	EUR	3,810	4,966
WPC Eurobond BV	1.350%	4/15/28	EUR	1,755	2,185
Xylem Inc.	2.250%	3/11/23	EUR	741	924
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	1,151	1,418
					1,166,372
Total Corporate Bonds (Cost $7,849,663)					7,797,158
Sovereign Bonds (77.0%)
Australia (2.7%)
Australian Capital Territory	4.000%	5/22/24	AUD	980	838
Australian Capital Territory	2.500%	5/21/26	AUD	390	324
Australian Capital Territory	2.250%	5/22/29	AUD	1,790	1,444
Australian Government	4.250%	4/21/26	AUD	29,832	26,962
Australian Government	2.750%	11/21/27	AUD	37,973	32,327
Australian Government	2.250%	5/21/28	AUD	40,418	33,366
Australian Government	2.750%	11/21/29	AUD	53,843	45,784
Australian Government	1.000%	11/21/31	AUD	49,164	35,143
Australian Government	4.500%	4/21/33	AUD	11,100	11,015
Australian Government	3.250%	6/21/39	AUD	11,403	9,953
Commonwealth of Australia	5.750%	7/15/22	AUD	17,436	14,346
Commonwealth of Australia	2.250%	11/21/22	AUD	10,243	8,155
Commonwealth of Australia	5.500%	4/21/23	AUD	19,634	16,734
Commonwealth of Australia	2.750%	4/21/24	AUD	7,803	6,481
Commonwealth of Australia	0.250%	11/21/24	AUD	47,376	36,427
Commonwealth of Australia	3.250%	4/21/25	AUD	35,466	30,308
Commonwealth of Australia	0.250%	11/21/25	AUD	47,492	35,983
Commonwealth of Australia	0.500%	9/21/26	AUD	15,600	11,806
Commonwealth of Australia	4.750%	4/21/27	AUD	31,088	29,234
Commonwealth of Australia	2.750%	11/21/28	AUD	57,106	48,631
Commonwealth of Australia	3.250%	4/21/29	AUD	85,577	75,343
Commonwealth of Australia	2.500%	5/21/30	AUD	51,543	42,910
Commonwealth of Australia	1.000%	12/21/30	AUD	51,826	37,644
Commonwealth of Australia	1.500%	6/21/31	AUD	50,608	38,275
Commonwealth of Australia	1.250%	5/21/32	AUD	34,354	25,049
Commonwealth of Australia	2.750%	6/21/35	AUD	18,214	15,227
Commonwealth of Australia	3.750%	4/21/37	AUD	13,871	12,914
Commonwealth of Australia	2.750%	5/21/41	AUD	13,792	11,101
Commonwealth of Australia	3.000%	3/21/47	AUD	31,243	25,808
Commonwealth of Australia	1.750%	6/21/51	AUD	16,192	10,102
National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	570	467
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	6,555	5,426
New South Wales Treasury Corp.	1.000%	2/8/24	AUD	6,047	4,746
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	6,477	5,746
New South Wales Treasury Corp.	1.250%	3/20/25	AUD	7,803	6,182
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	1,872	1,668
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	25,552	21,894
71

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	12,681	10,878
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	3,901	3,355
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	4,487	3,847
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	20,917	17,903
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	10,000	7,826
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	5,500	4,182
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	136	120
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	900	789
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	2,926	2,089
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	2,500	1,781
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	1,200	993
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	3,800	3,180
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	400	351
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	600	524
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	1,100	835
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	434
	Queensland Treasury Corp.	6.000%	7/21/22	AUD	13,188	10,886
[2]	Queensland Treasury Corp.	4.250%	7/21/23	AUD	9,891	8,297
[2]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	2,633	2,184
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	9,013	8,138
[2]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	9,657	8,710
[2]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	12,193	10,527
[2]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	16,839	14,226
[2]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	8,330	7,263
[2]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	13,294	11,607
[2]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	7,120	6,328
[2]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	10,946
[2]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	4,389	3,335
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	1,619	1,822
[2]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	487	351
[2]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	2,926	2,104
[2]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	2,887	2,038
[2]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	2,933	2,795
	South Australian Government Financing Authority	1.500%	9/22/22	AUD	6,730	5,274
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	975	828
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	3,414	2,786
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	2,146	1,793
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	1,609	1,373
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	243	208
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	1,149	984
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	13,755	11,470
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	195	146
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	1,870	1,596
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	292	251
	Treasury Corp. of Victoria	6.000%	10/17/22	AUD	10,183	8,506
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	2,731	2,484
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	10,144	9,737
72

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	15,778	13,471
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	12,642	10,424
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	12,828	9,628
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	3,901	2,891
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	5,365	5,094
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	4,926	3,760
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	8,343	5,899
	Western Australian Treasury Corp.	2.750%	10/20/22	AUD	10,437	8,351
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	1,950	1,715
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	9,364	7,707
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	3,023	2,752
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	4,845	4,130
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	1,950	1,672
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	5,599	4,887
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	14,146	11,937
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	6,028	4,574
						1,092,735
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.250%	10/18/24	EUR	6,633	8,160
	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	390	545
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	1,755	2,125
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	234	363
[1]	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	5,975	7,281
[1]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	292	246
[1]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	975	1,186
[1]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	880	1,217
[2]	Republic of Austria	0.000%	9/20/22	EUR	19,753	23,967
[2]	Republic of Austria	3.400%	11/22/22	EUR	5,911	7,550
[2]	Republic of Austria	0.000%	4/20/23	EUR	19,957	24,291
[2]	Republic of Austria	0.000%	7/15/23	EUR	5,087	6,198
[2]	Republic of Austria	1.750%	10/20/23	EUR	9,936	12,646
[2]	Republic of Austria	0.000%	7/15/24	EUR	13,656	16,722
[2]	Republic of Austria	1.650%	10/21/24	EUR	1,325	1,717
[2]	Republic of Austria	0.000%	4/20/25	EUR	11,268	13,820
[2]	Republic of Austria	1.200%	10/20/25	EUR	6,047	7,826
[2]	Republic of Austria	4.850%	3/15/26	EUR	4,926	7,480
[2]	Republic of Austria	0.750%	10/20/26	EUR	40,061	51,273
[2]	Republic of Austria	0.500%	4/20/27	EUR	7,998	10,114
	Republic of Austria	6.250%	7/15/27	EUR	405	689
[2]	Republic of Austria	0.750%	2/20/28	EUR	4,877	6,274
[2]	Republic of Austria	0.500%	2/20/29	EUR	29,825	37,736
[2]	Republic of Austria	0.000%	2/20/30	EUR	5,205	6,287
[2]	Republic of Austria	0.000%	2/20/31	EUR	39,754	47,613
[2]	Republic of Austria	2.400%	5/23/34	EUR	4,410	6,811
[2]	Republic of Austria	5.375%	12/1/34	CAD	317	330
[2]	Republic of Austria	4.150%	3/15/37	EUR	17,668	33,914
[2]	Republic of Austria	0.000%	10/20/40	EUR	13,000	14,260
[2]	Republic of Austria	3.150%	6/20/44	EUR	9,802	18,573
[2]	Republic of Austria	1.500%	2/20/47	EUR	12,056	17,591
[2]	Republic of Austria	0.750%	3/20/51	EUR	4,877	5,993
[2]	Republic of Austria	3.800%	1/26/62	EUR	5,055	12,537
73

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Republic of Austria	0.700%	4/20/71	EUR	4,200	4,770
[2]	Republic of Austria	1.500%	11/2/86	EUR	4,765	7,376
[2]	Republic of Austria	2.100%	9/20/17	EUR	3,243	6,344
[2]	Republic of Austria	0.850%	6/30/20	EUR	7,088	7,676
						439,501
Belgium (1.8%)
	District Financing Authority	1.000%	10/13/36	EUR	2,100	2,659
[2]	Kingdom of Belgium	4.250%	9/28/22	EUR	16,124	20,732
	Kingdom of Belgium	2.250%	6/22/23	EUR	13,654	17,436
[2]	Kingdom of Belgium	0.200%	10/22/23	EUR	25,000	30,674
[2]	Kingdom of Belgium	2.600%	6/22/24	EUR	25,436	33,671
[2]	Kingdom of Belgium	0.500%	10/22/24	EUR	10,144	12,652
[2]	Kingdom of Belgium	0.800%	6/22/25	EUR	26,827	34,033
[2]	Kingdom of Belgium	4.500%	3/28/26	EUR	1,443	2,162
[2]	Kingdom of Belgium	1.000%	6/22/26	EUR	78,847	101,783
[2]	Kingdom of Belgium	0.800%	6/22/27	EUR	24,835	31,924
[2]	Kingdom of Belgium	0.000%	10/22/27	EUR	31,211	38,207
	Kingdom of Belgium	5.500%	3/28/28	EUR	196	331
[2]	Kingdom of Belgium	0.900%	6/22/29	EUR	31,650	41,171
	Kingdom of Belgium	0.100%	6/22/30	EUR	37,067	44,959
[2]	Kingdom of Belgium	1.000%	6/22/31	EUR	5,306	6,961
	Kingdom of Belgium	0.000%	10/22/31	EUR	17,558	20,771
	Kingdom of Belgium	4.000%	3/28/32	EUR	7,866	13,418
	Kingdom of Belgium	1.250%	4/22/33	EUR	6,828	9,205
[2]	Kingdom of Belgium	3.000%	6/22/34	EUR	24,731	40,023
[2]	Kingdom of Belgium	5.000%	3/28/35	EUR	864	1,695
[2]	Kingdom of Belgium	1.450%	6/22/37	EUR	3,359	4,623
[2]	Kingdom of Belgium	1.900%	6/22/38	EUR	24,707	36,229
[2]	Kingdom of Belgium	0.400%	6/22/40	EUR	27,926	32,017
[2]	Kingdom of Belgium	4.250%	3/28/41	EUR	14,910	29,920
	Kingdom of Belgium	3.750%	6/22/45	EUR	11,012	21,807
[2]	Kingdom of Belgium	1.600%	6/22/47	EUR	9,993	14,027
[2]	Kingdom of Belgium	1.700%	6/22/50	EUR	10,285	14,791
[2]	Kingdom of Belgium	2.250%	6/22/57	EUR	3,043	5,041
[2]	Kingdom of Belgium	2.150%	6/22/66	EUR	2,117	3,513
[2]	Kingdom of Belgium	0.650%	6/22/71	EUR	24,437	23,898
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	1,000	1,238
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	600	809
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	700	1,005
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	2,200	2,946
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	3,300	3,923
	Region Wallonne Belgium	0.500%	4/8/30	EUR	2,000	2,455
	Region Wallonne Belgium	1.250%	5/3/34	EUR	2,000	2,599
	Region Wallonne Belgium	0.650%	1/16/51	EUR	2,700	2,790
						708,098
Bulgaria (0.0%)
	Republic of Bulgaria	1.875%	3/21/23	EUR	1,170	1,461
	Republic of Bulgaria	2.950%	9/3/24	EUR	156	207
	Republic of Bulgaria	2.625%	3/26/27	EUR	585	806
	Republic of Bulgaria	3.000%	3/21/28	EUR	4,880	6,973
	Republic of Bulgaria	3.125%	3/26/35	EUR	2,975	4,538
	Republic of Bulgaria	1.375%	9/23/50	EUR	1,365	1,561
						15,546
74

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canada (4.3%)
	British Columbia Municipal Finance Authority	2.600%	4/23/23	CAD	360	305
	British Columbia Municipal Finance Authority	2.800%	12/3/23	CAD	1,194	1,026
	British Columbia Municipal Finance Authority	2.150%	6/3/24	CAD	1,051	891
	British Columbia Municipal Finance Authority	2.950%	10/14/24	CAD	1,167	1,016
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	1,170	955
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	1,800	1,563
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,960	2,540
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	1,486	1,309
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	233	198
	Canada	1.750%	3/1/23	CAD	5,363	4,480
	Canada	0.250%	5/1/23	CAD	24,555	19,954
	Canada	2.000%	9/1/23	CAD	19,319	16,320
	Canada	0.250%	4/1/24	CAD	14,200	11,475
	Canada	2.500%	6/1/24	CAD	7,627	6,588
	Canada	1.000%	6/1/27	CAD	3,900	3,154
	Canada	2.000%	6/1/28	CAD	7,800	6,670
	Canada	5.000%	6/1/37	CAD	22,679	26,575
[2]	Canada Housing Trust No. 1	1.750%	6/15/22	CAD	13,460	11,149
[2]	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	18,895	15,889
[2]	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	14,560	12,338
[2]	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	13,005	11,078
[2]	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	4,150	3,599
[2]	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	15,585	13,331
[2]	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	27,730	23,984
[2]	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	14,145	12,081
[2]	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	10,140	8,806
[2]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	16,355	13,426
[2]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	17,495	14,939
[2]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	4,240	3,667
[2]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	4,500	3,675
[2]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	6,220	5,229
[2]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	4,900	4,212
[2]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	4,080	3,497
[2]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	15,085	13,283
[2]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	2,130	1,860
[2]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	7,385	6,182
[2]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	9,860	7,953
[2]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	6,750	5,083
[2]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	8,100	6,281
	Canada Post Corp.	4.080%	7/16/25	CAD	1,737	1,586
	Canada Post Corp.	4.360%	7/16/40	CAD	712	734
	Canadian Government Bond	1.500%	5/1/22	CAD	540	445
	Canadian Government Bond	2.750%	6/1/22	CAD	1,729	1,446
	Canadian Government Bond	0.250%	8/1/22	CAD	26,512	21,580
	Canadian Government Bond	1.000%	9/1/22	CAD	47,566	39,105
	Canadian Government Bond	0.250%	11/1/22	CAD	46,323	37,693
	Canadian Government Bond	0.250%	2/1/23	CAD	31,680	25,767
	Canadian Government Bond	1.500%	6/1/23	CAD	3,873	3,230
	Canadian Government Bond	8.000%	6/1/23	CAD	214	202
	Canadian Government Bond	2.250%	3/1/24	CAD	10,396	8,891
	Canadian Government Bond	1.500%	9/1/24	CAD	42,629	35,775
	Canadian Government Bond	2.250%	6/1/25	CAD	3,465	2,993
	Canadian Government Bond	9.000%	6/1/25	CAD	2,341	2,537
	Canadian Government Bond	0.500%	9/1/25	CAD	31,186	25,024
75

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Government Bond	0.250%	3/1/26	CAD	48,001	37,783
	Canadian Government Bond	8.000%	6/1/27	CAD	994	1,135
	Canadian Government Bond	2.250%	6/1/29	CAD	9,322	8,112
	Canadian Government Bond	5.750%	6/1/29	CAD	7,878	8,558
	Canadian Government Bond	1.250%	6/1/30	CAD	43,802	34,917
	Canadian Government Bond	0.500%	12/1/30	CAD	38,974	28,754
	Canadian Government Bond	5.750%	6/1/33	CAD	13,454	15,709
	Canadian Government Bond	4.000%	6/1/41	CAD	17,113	18,679
	Canadian Government Bond	3.500%	12/1/45	CAD	8,110	8,476
	Canadian Government Bond	2.750%	12/1/48	CAD	5,620	5,240
	Canadian Government Bond	2.000%	12/1/51	CAD	44,943	35,874
	Canadian Government Bond	2.750%	12/1/64	CAD	7,451	7,133
	CPPIB Capital Inc.	0.375%	7/25/23	GBP	721	996
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	6,630	8,170
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	3,004	3,694
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	1,554	1,377
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	1,736	2,223
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	1,190	974
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	2,975	4,042
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	897	1,059
	Export Development Canada	2.700%	10/24/22	AUD	1,131	904
	Export Development Canada	2.800%	5/31/23	AUD	1,370	1,110
	Export Development Canada	1.375%	12/8/23	GBP	1,950	2,765
	Export Development Canada	1.650%	7/31/24	CAD	815	683
	Financement-Quebec	5.250%	6/1/34	CAD	1,654	1,752
	First Nations Finance Authority	3.050%	6/1/28	CAD	201	177
	First Nations Finance Authority	1.710%	6/16/30	CAD	652	511
	Government of the Northwest Territories	2.200%	9/29/51	CAD	195	132
	Greater Sudbury Canada	2.416%	3/12/50	CAD	169	120
	Hydro-Quebec	9.625%	7/15/22	CAD	2,341	2,117
	Hydro-Quebec	6.000%	8/15/31	CAD	1,812	2,016
	Hydro-Quebec	6.500%	1/16/35	CAD	810	953
	Hydro-Quebec	6.500%	2/15/35	CAD	5,689	6,765
	Hydro-Quebec	6.000%	2/15/40	CAD	4,275	5,156
	Hydro-Quebec	5.000%	2/15/45	CAD	6,395	7,155
	Hydro-Quebec	5.000%	2/15/50	CAD	9,137	10,608
	Hydro-Quebec	4.000%	2/15/55	CAD	8,959	9,111
	Hydro-Quebec	2.100%	2/15/60	CAD	5,233	3,488
[2]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	1,647	1,557
[2]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	739	721
[2]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	924	938
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	1,351	1,196
	Montreal	3.500%	9/1/23	CAD	1,453	1,259
	Montreal	3.500%	9/1/24	CAD	350	309
	Montreal	3.000%	9/1/25	CAD	1,365	1,193
	Montreal	3.000%	9/1/27	CAD	975	856
	Montreal	3.150%	9/1/28	CAD	595	525
	Montreal	2.300%	9/1/29	CAD	455	377
	Montreal	1.750%	9/1/30	CAD	2,526	1,973
	Montreal	4.100%	12/1/34	CAD	623	587
	Montreal	3.150%	12/1/36	CAD	1,167	989
	Montreal	3.500%	12/1/38	CAD	1,170	1,033
	Montreal	2.400%	12/1/41	CAD	700	519
	Montreal	6.000%	6/1/43	CAD	791	948
76

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	1,033	953
[2]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	447	431
[2]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	2,518	2,487
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	390	432
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	885	768
	OMERS Finance Trust	0.450%	5/13/25	EUR	2,633	3,232
	OMERS Finance Trust	1.550%	4/21/27	CAD	1,190	970
	OMERS Finance Trust	2.600%	5/14/29	CAD	585	495
[2]	OMERS Finance Trust	2.600%	5/14/29	CAD	585	495
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	1,999	1,805
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,737	2,973
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	349	347
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	7,657	9,479
	OPB Finance Trust	2.950%	2/2/26	CAD	5,657	4,942
	OPB Finance Trust	2.980%	1/25/27	CAD	972	848
	Ottawa Ontario	4.600%	7/14/42	CAD	370	374
	Ottawa Ontario	3.250%	11/10/47	CAD	347	293
	Ottawa Ontario	3.100%	7/27/48	CAD	613	496
	Ottawa Ontario	2.500%	5/11/51	CAD	1,035	742
	Ottawa Ontario	4.200%	7/30/53	CAD	280	277
	Province of Alberta	1.600%	9/1/22	CAD	1,755	1,452
	Province of Alberta	2.550%	12/15/22	CAD	1,350	1,137
	Province of Alberta	2.650%	9/1/23	CAD	2,146	1,833
	Province of Alberta	3.400%	12/1/23	CAD	585	511
	Province of Alberta	3.100%	6/1/24	CAD	2,243	1,956
	Province of Alberta	0.625%	4/18/25	EUR	2,067	2,571
	Province of Alberta	2.350%	6/1/25	CAD	5,052	4,319
	Province of Alberta	0.625%	1/16/26	EUR	994	1,238
	Province of Alberta	2.200%	6/1/26	CAD	3,901	3,305
	Province of Alberta	3.100%	12/14/26	AUD	409	346
	Province of Alberta	2.550%	6/1/27	CAD	7,369	6,321
	Province of Alberta	2.900%	12/1/28	CAD	4,811	4,197
	Province of Alberta	2.900%	9/20/29	CAD	2,438	2,118
	Province of Alberta	2.050%	6/1/30	CAD	11,870	9,575
	Province of Alberta	1.650%	6/1/31	CAD	5,300	4,065
	Province of Alberta	3.500%	6/1/31	CAD	897	809
	Province of Alberta	3.900%	12/1/33	CAD	2,480	2,327
	Province of Alberta	4.500%	12/1/40	CAD	975	990
	Province of Alberta	3.450%	12/1/43	CAD	3,721	3,278
	Province of Alberta	3.300%	12/1/46	CAD	5,982	5,134
	Province of Alberta	3.050%	12/1/48	CAD	9,241	7,594
	Province of Alberta	3.100%	6/1/50	CAD	12,478	10,400
	Province of Alberta	2.950%	6/1/52	CAD	900	730
	Province of British Columbia	2.700%	12/18/22	CAD	1,639	1,385
	Province of British Columbia	3.300%	12/18/23	CAD	2,726	2,376
	Province of British Columbia	4.250%	11/27/24	AUD	690	598
	Province of British Columbia	2.850%	6/18/25	CAD	6,311	5,516
	Province of British Columbia	2.300%	6/18/26	CAD	2,926	2,504
	Province of British Columbia	2.550%	6/18/27	CAD	4,406	3,808
	Province of British Columbia	2.950%	12/18/28	CAD	4,860	4,284
	Province of British Columbia	5.700%	6/18/29	CAD	2,648	2,772
	Province of British Columbia	2.200%	6/18/30	CAD	7,831	6,474
	Province of British Columbia	1.550%	6/18/31	CAD	4,500	3,466
77

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of British Columbia	6.350%	6/18/31	CAD	2,926	3,356
Province of British Columbia	4.700%	6/18/37	CAD	1,357	1,421
Province of British Columbia	4.950%	6/18/40	CAD	2,438	2,636
Province of British Columbia	4.300%	6/18/42	CAD	4,449	4,548
Province of British Columbia	3.200%	6/18/44	CAD	5,686	4,980
Province of British Columbia	2.800%	6/18/48	CAD	8,448	6,895
Province of British Columbia	4.900%	6/18/48	CAD	585	666
Province of British Columbia	2.950%	6/18/50	CAD	8,760	7,415
Province of Manitoba	2.550%	6/2/23	CAD	2,927	2,483
Province of Manitoba	3.300%	6/2/24	CAD	585	513
Province of Manitoba	4.250%	3/3/25	AUD	195	169
Province of Manitoba	2.450%	6/2/25	CAD	3,479	2,987
Province of Manitoba	4.400%	9/5/25	CAD	1,326	1,227
Province of Manitoba	2.550%	6/2/26	CAD	3,706	3,232
Province of Manitoba	2.600%	6/2/27	CAD	2,965	2,556
Province of Manitoba	3.000%	6/2/28	CAD	2,500	2,203
Province of Manitoba	2.750%	6/2/29	CAD	2,778	2,401
Province of Manitoba	3.250%	9/5/29	CAD	442	395
Province of Manitoba	2.050%	6/2/30	CAD	2,815	2,253
Province of Manitoba	6.300%	3/5/31	CAD	186	206
Province of Manitoba	5.700%	3/5/37	CAD	585	664
Province of Manitoba	4.600%	3/5/38	CAD	1,107	1,132
Province of Manitoba	4.650%	3/5/40	CAD	780	809
Province of Manitoba	4.100%	3/5/41	CAD	975	950
Province of Manitoba	4.400%	3/5/42	CAD	1,268	1,288
Province of Manitoba	3.350%	3/5/43	CAD	390	343
Province of Manitoba	4.050%	9/5/45	CAD	1,364	1,334
Province of Manitoba	2.850%	9/5/46	CAD	2,013	1,624
Province of Manitoba	3.400%	9/5/48	CAD	2,935	2,612
Province of Manitoba	3.200%	3/5/50	CAD	4,251	3,679
Province of Manitoba	4.700%	3/5/50	CAD	318	348
Province of Manitoba	2.050%	9/5/52	CAD	1,646	1,114
Province of Manitoba	3.150%	9/5/52	CAD	2,136	1,824
Province of Manitoba	3.450%	3/5/63	CAD	701	650
Province of New Brunswick	2.850%	6/2/23	CAD	1,950	1,663
Province of New Brunswick	3.650%	6/3/24	CAD	2,146	1,899
Province of New Brunswick	2.600%	8/14/26	CAD	1,950	1,685
Province of New Brunswick	2.350%	8/14/27	CAD	1,541	1,309
Province of New Brunswick	3.100%	8/14/28	CAD	1,610	1,426
Province of New Brunswick	5.500%	1/27/34	CAD	780	850
Province of New Brunswick	4.550%	3/26/37	CAD	1,365	1,378
Province of New Brunswick	4.800%	9/26/39	CAD	472	495
Province of New Brunswick	4.800%	6/3/41	CAD	583	616
Province of New Brunswick	3.550%	6/3/43	CAD	2,031	1,828
Province of New Brunswick	3.800%	8/14/45	CAD	1,744	1,630
Province of New Brunswick	3.100%	8/14/48	CAD	3,215	2,691
Province of New Brunswick	3.050%	8/14/50	CAD	2,575	2,145
Province of Newfoundland and Labrador	1.950%	6/2/22	CAD	1,463	1,212
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	975	829
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	1,950	1,710
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	195	202
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	2,926	2,531
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	2,358	2,001
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	1,319	1,028
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	195	212
78

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	696	700
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	2,966	2,466
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	2,127	1,880
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	2,724	1,973
Province of Nova Scotia	1.600%	6/1/22	CAD	1,989	1,643
Province of Nova Scotia	2.100%	6/1/27	CAD	1,700	1,426
Province of Nova Scotia	2.000%	9/1/30	CAD	2,594	2,091
Province of Nova Scotia	5.800%	6/1/33	CAD	390	430
Province of Nova Scotia	4.500%	6/1/37	CAD	975	985
Province of Nova Scotia	4.700%	6/1/41	CAD	975	1,025
Province of Nova Scotia	4.400%	6/1/42	CAD	1,170	1,191
Province of Nova Scotia	3.450%	6/1/45	CAD	585	523
Province of Nova Scotia	3.150%	12/1/51	CAD	3,241	2,773
Province of Nova Scotia	3.500%	6/2/62	CAD	1,642	1,549
Province of Ontario	3.150%	6/2/22	CAD	17,168	14,402
Province of Ontario	1.950%	1/27/23	CAD	1,638	1,369
Province of Ontario	2.850%	6/2/23	CAD	15,751	13,441
Province of Ontario	2.600%	9/8/23	CAD	8,631	7,367
Province of Ontario	7.500%	2/7/24	CAD	501	482
Province of Ontario	1.875%	5/21/24	EUR	975	1,254
Province of Ontario	3.500%	6/2/24	CAD	18,553	16,358
Province of Ontario	0.375%	6/14/24	EUR	4,720	5,813
Province of Ontario	4.250%	8/22/24	AUD	195	167
Province of Ontario	2.300%	9/8/24	CAD	4,018	3,436
Province of Ontario	0.875%	1/21/25	EUR	975	1,226
Province of Ontario	2.650%	2/5/25	CAD	6,457	5,590
Province of Ontario	2.600%	6/2/25	CAD	19,312	16,672
Province of Ontario	3.100%	8/26/25	AUD	390	327
Province of Ontario	1.750%	9/8/25	CAD	12,100	10,119
Province of Ontario	2.400%	6/2/26	CAD	18,838	16,141
Province of Ontario	3.500%	1/27/27	AUD	195	166
Province of Ontario	1.850%	2/1/27	CAD	3,584	2,978
Province of Ontario	0.375%	4/8/27	EUR	370	457
Province of Ontario	2.600%	6/2/27	CAD	14,534	12,546
Province of Ontario	7.600%	6/2/27	CAD	2,926	3,212
Province of Ontario	1.050%	9/8/27	CAD	2,500	1,969
Province of Ontario	2.900%	6/2/28	CAD	13,057	11,452
Province of Ontario	6.500%	3/8/29	CAD	3,230	3,506
Province of Ontario	2.700%	6/2/29	CAD	15,100	13,017
Province of Ontario	2.050%	6/2/30	CAD	20,700	16,821
Province of Ontario	1.350%	12/2/30	CAD	11,046	8,424
Province of Ontario	6.200%	6/2/31	CAD	2,536	2,820
Province of Ontario	5.850%	3/8/33	CAD	5,257	5,919
Province of Ontario	5.600%	6/2/35	CAD	11,608	12,884
Province of Ontario	4.700%	6/2/37	CAD	13,388	13,869
Province of Ontario	4.600%	6/2/39	CAD	13,883	14,361
Province of Ontario	4.650%	6/2/41	CAD	16,680	17,512
Province of Ontario	3.500%	6/2/43	CAD	14,359	13,005
Province of Ontario	3.450%	6/2/45	CAD	20,596	18,504
Province of Ontario	2.900%	12/2/46	CAD	22,597	18,503
Province of Ontario	2.800%	6/2/48	CAD	18,080	14,542
Province of Ontario	2.900%	6/2/49	CAD	20,239	16,589
Province of Ontario	2.650%	12/2/50	CAD	17,212	13,491
Province of Ontario	1.900%	12/2/51	CAD	12,303	8,115
Province of Prince Edward Island	3.650%	6/27/42	CAD	312	282
79

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Prince Edward Island	2.650%	12/1/51	CAD	382	287
Province of Prince Edward Island	3.600%	1/17/53	CAD	584	527
Province of Quebec	0.875%	5/24/22	GBP	292	406
Province of Quebec	3.500%	12/1/22	CAD	9,575	8,190
Province of Quebec	9.375%	1/16/23	CAD	585	549
Province of Quebec	2.450%	3/1/23	CAD	390	329
Province of Quebec	2.250%	7/17/23	EUR	2,633	3,356
Province of Quebec	3.000%	9/1/23	CAD	10,220	8,807
Province of Quebec	1.500%	12/15/23	GBP	1,560	2,217
Province of Quebec	2.375%	1/22/24	EUR	195	252
Province of Quebec	2.250%	2/22/24	CAD	1,014	865
Province of Quebec	3.750%	9/1/24	CAD	7,540	6,749
Province of Quebec	0.875%	1/15/25	EUR	2,204	2,772
Province of Quebec	4.200%	3/10/25	AUD	294	255
Province of Quebec	5.350%	6/1/25	CAD	975	929
Province of Quebec	2.600%	7/6/25	CAD	1,177	1,020
Province of Quebec	2.750%	9/1/25	CAD	11,958	10,471
Province of Quebec	8.500%	4/1/26	CAD	1,950	2,125
Province of Quebec	3.700%	5/20/26	AUD	136	117
Province of Quebec	2.500%	9/1/26	CAD	7,316	6,308
Province of Quebec	1.850%	2/13/27	CAD	180	150
Province of Quebec	0.875%	5/4/27	EUR	6,808	8,676
Province of Quebec	2.750%	9/1/27	CAD	8,228	7,181
Province of Quebec	0.875%	7/5/28	EUR	8,090	10,323
Province of Quebec	2.750%	9/1/28	CAD	8,904	7,755
Province of Quebec	2.300%	9/1/29	CAD	10,524	8,839
Province of Quebec	6.000%	10/1/29	CAD	2,926	3,128
Province of Quebec	1.900%	9/1/30	CAD	18,003	14,458
Province of Quebec	0.000%	10/29/30	EUR	6,438	7,576
Province of Quebec	1.500%	9/1/31	CAD	10,435	7,976
Province of Quebec	6.250%	6/1/32	CAD	4,208	4,752
Province of Quebec	5.750%	12/1/36	CAD	3,360	3,850
Province of Quebec	5.000%	12/1/38	CAD	8,772	9,488
Province of Quebec	5.000%	12/1/41	CAD	10,025	11,050
Province of Quebec	4.250%	12/1/43	CAD	8,667	8,776
Province of Quebec	3.500%	12/1/45	CAD	12,276	11,183
Province of Quebec	3.500%	12/1/48	CAD	19,471	17,869
Province of Quebec	3.100%	12/1/51	CAD	19,365	16,760
Province of Saskatchewan	3.200%	6/3/24	CAD	1,853	1,620
Province of Saskatchewan	0.800%	9/2/25	CAD	2,863	2,301
Province of Saskatchewan	2.550%	6/2/26	CAD	1,341	1,156
Province of Saskatchewan	2.650%	6/2/27	CAD	1,950	1,686
Province of Saskatchewan	3.050%	12/2/28	CAD	1,682	1,486
Province of Saskatchewan	5.750%	3/5/29	CAD	1,170	1,215
Province of Saskatchewan	2.200%	6/2/30	CAD	1,728	1,425
Province of Saskatchewan	4.750%	6/1/40	CAD	1,443	1,524
Province of Saskatchewan	3.400%	2/3/42	CAD	975	872
Province of Saskatchewan	3.900%	6/2/45	CAD	2,299	2,207
Province of Saskatchewan	2.750%	12/2/46	CAD	3,890	3,096
Province of Saskatchewan	3.300%	6/2/48	CAD	3,300	2,901
Province of Saskatchewan	3.100%	6/2/50	CAD	3,730	3,184
Province of Saskatchewan	3.750%	3/5/54	CAD	740	716
Province of Saskatchewan	2.950%	6/2/58	CAD	546	454
PSP Capital Inc.	1.730%	6/21/22	CAD	390	322
PSP Capital Inc.	2.090%	11/22/23	CAD	780	660
80

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
PSP Capital Inc.	3.290%	4/4/24	CAD	3,867	3,379
PSP Capital Inc.	3.000%	11/5/25	CAD	1,200	1,061
PSP Capital Inc.	0.900%	6/15/26	CAD	2,000	1,591
PSP Capital Inc.	2.050%	1/15/30	CAD	4,692	3,882
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,361	1,455
Regional Municipality of York	2.600%	12/15/25	CAD	975	847
Regional Municipality of York	2.500%	6/2/26	CAD	585	504
Regional Municipality of York	1.700%	5/27/30	CAD	578	460
Regional Municipality of York	4.000%	5/31/32	CAD	292	279
Regional Municipality of York	3.650%	5/13/33	CAD	604	553
Regional Municipality of York	4.050%	5/1/34	CAD	468	436
Royal Office Finance LP	5.209%	11/12/37	CAD	791	790
South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	1,139
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	1,832	1,513
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	193	146
TCHC Issuer Trust	5.395%	2/22/40	CAD	405	440
Toronto Canada	3.900%	9/29/23	CAD	923	809
Toronto Canada	2.450%	2/6/25	CAD	1,297	1,108
Toronto Canada	2.400%	6/7/27	CAD	989	838
Toronto Canada	2.950%	4/28/35	CAD	1,219	1,022
Toronto Canada	5.200%	6/1/40	CAD	238	253
Toronto Canada	2.150%	8/25/40	CAD	186	134
Toronto Canada	4.700%	6/10/41	CAD	390	399
Toronto Canada	3.800%	12/13/42	CAD	1,117	1,026
Toronto Canada	4.150%	3/10/44	CAD	961	917
Toronto Canada	3.250%	6/24/46	CAD	780	650
Toronto Canada	3.200%	8/1/48	CAD	355	294
Toronto Canada	2.800%	11/22/49	CAD	1,280	978
Vancouver	3.700%	10/18/52	CAD	249	224
Winnipeg Canada	4.100%	6/1/45	CAD	195	183
Winnipeg Canada	4.300%	11/15/51	CAD	1,311	1,315
					1,710,992
Chile (0.0%)
Republic of Chile	1.625%	1/30/25	EUR	1,096	1,396
Republic of Chile	1.440%	2/1/29	EUR	877	1,138
Republic of Chile	0.830%	7/2/31	EUR	2,154	2,636
Republic of Chile	1.250%	1/29/40	EUR	1,872	2,201
Republic of Chile	1.250%	1/22/51	EUR	2,288	2,407
					9,778
China (0.0%)
China Development Bank	0.625%	12/12/22	EUR	663	805
China Development Bank	0.875%	1/24/24	EUR	312	383
China Government Bond	0.500%	11/12/31	EUR	7,181	8,628
China Government Bond	0.625%	11/25/35	EUR	1,950	2,307
China Government Bond	1.000%	11/12/39	EUR	1,892	2,244
Export-Import Bank of China	0.750%	6/8/22	EUR	554	672
Export-Import Bank of China	0.750%	5/28/23	EUR	624	759
					15,798
Colombia (0.2%)
Colombian TES	10.000%	7/24/24	COP	35,000,000	10,867
Colombian TES	6.250%	11/26/25	COP	30,000,000	8,328
Colombian TES	7.500%	8/26/26	COP	30,000,000	8,656
81

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Colombian TES	5.750%	11/3/27	COP	24,500,000	6,376
	Colombian TES	6.000%	4/28/28	COP	55,000,000	14,361
	Colombian TES	7.750%	9/18/30	COP	29,000,000	8,142
	Colombian TES	7.000%	6/30/32	COP	40,000,000	10,465
	Colombian TES	7.250%	10/18/34	COP	30,000,000	7,873
	Colombian TES	7.250%	10/26/50	COP	15,000,000	3,619
	Republic of Colombia	3.875%	3/22/26	EUR	975	1,321
						80,008
Croatia (0.1%)
	Republic of Croatia	3.000%	3/11/25	EUR	390	521
	Republic of Croatia	3.000%	3/20/27	EUR	1,365	1,888
	Republic of Croatia	2.700%	6/15/28	EUR	1,131	1,561
	Republic of Croatia	1.125%	6/19/29	EUR	1,365	1,680
	Republic of Croatia	2.750%	1/27/30	EUR	1,365	1,900
	Republic of Croatia	1.500%	6/17/31	EUR	11,852	14,885
	Republic of Croatia	1.750%	3/4/41	EUR	2,000	2,426
						24,861
Cyprus (0.0%)
	Republic of Cyprus	2.750%	2/26/34	EUR	1,560	2,318
Czech Republic (0.3%)
	Czech Republic	3.875%	5/24/22	EUR	1,941	2,438
	Czech Republic	4.700%	9/12/22	CZK	25,370	1,245
	Czech Republic	0.450%	10/25/23	CZK	287,000	13,166
	Czech Republic	5.700%	5/25/24	CZK	42,920	2,278
	Czech Republic	0.000%	12/12/24	CZK	250,000	11,113
	Czech Republic	2.400%	9/17/25	CZK	48,780	2,375
	Czech Republic	1.000%	6/26/26	CZK	361,860	16,452
	Czech Republic	0.250%	2/10/27	CZK	256,180	11,076
	Czech Republic	2.500%	8/25/28	CZK	72,190	3,559
	Czech Republic	2.750%	7/23/29	CZK	134,290	6,760
	Czech Republic	0.950%	5/15/30	CZK	310,400	13,481
	Czech Republic	1.200%	3/13/31	CZK	224,750	9,899
	Czech Republic	2.000%	10/13/33	CZK	168,770	7,920
	Czech Republic	4.200%	12/4/36	CZK	114,020	6,804
	Czech Republic	1.500%	4/24/40	CZK	38,980	1,611
	Czech Republic	4.850%	11/26/57	CZK	17,760	1,222
						111,399
Denmark (0.4%)
	Kingdom of Denmark	1.500%	11/15/23	DKK	47,318	8,051
	Kingdom of Denmark	7.000%	11/10/24	DKK	14,492	2,968
	Kingdom of Denmark	1.750%	11/15/25	DKK	132,136	23,486
	Kingdom of Denmark	0.500%	11/15/27	DKK	148,466	25,189
[2]	Kingdom of Denmark	0.500%	11/15/29	DKK	261,927	44,420
	Kingdom of Denmark	4.500%	11/15/39	DKK	145,896	41,416
[2]	Kingdom of Denmark	0.250%	11/15/52	DKK	29,877	4,439
	Kommunekredit	0.250%	3/29/23	EUR	195	238
	Kommunekredit	0.250%	5/15/23	EUR	117	143
	Kommunekredit	0.250%	2/16/24	EUR	390	478
	Kommunekredit	0.625%	5/11/26	EUR	858	1,080
	Kommunekredit	2.900%	11/27/26	AUD	815	683
	Kommunekredit	0.750%	5/18/27	EUR	4,990	6,347
						158,938
82

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Finland (0.4%)
	Finnvera Oyj	0.500%	4/13/26	EUR	1,268	1,586
	Finnvera Oyj	0.375%	4/9/29	EUR	2,926	3,628
	Municipality Finance plc	5.000%	3/20/24	AUD	799	693
	Municipality Finance plc	0.625%	11/26/26	EUR	975	1,232
	Municipality Finance plc	1.250%	2/23/33	EUR	1,950	2,632
[2]	Republic of Finland	1.625%	9/15/22	EUR	1,381	1,713
[2]	Republic of Finland	1.500%	4/15/23	EUR	6,855	8,591
[2]	Republic of Finland	0.000%	9/15/23	EUR	6,584	8,039
[2]	Republic of Finland	2.000%	4/15/24	EUR	5,657	7,334
[2]	Republic of Finland	0.000%	9/15/24	EUR	9,754	11,972
[2]	Republic of Finland	4.000%	7/4/25	EUR	8,518	12,210
[2]	Republic of Finland	0.875%	9/15/25	EUR	2,048	2,615
[2]	Republic of Finland	0.500%	9/15/27	EUR	9,949	12,612
[2]	Republic of Finland	2.750%	7/4/28	EUR	2,214	3,245
[2]	Republic of Finland	0.500%	9/15/29	EUR	13,600	17,196
[2]	Republic of Finland	0.000%	9/15/30	EUR	7,803	9,397
[2]	Republic of Finland	0.750%	4/15/31	EUR	12,581	16,218
[2]	Republic of Finland	1.125%	4/15/34	EUR	6,242	8,380
[2]	Republic of Finland	0.250%	9/15/40	EUR	10,000	11,577
[2]	Republic of Finland	2.625%	7/4/42	EUR	6,675	11,578
[2]	Republic of Finland	1.375%	4/15/47	EUR	4,096	5,956
[2]	Republic of Finland	0.125%	4/15/52	EUR	8,530	8,859
						167,263
France (8.9%)
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	1,600	1,950
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	8,300	10,204
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	4,000	5,092
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	2,000	2,655
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	2,000	2,486
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	2,400	2,955
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	800	1,180
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	1,000	1,287
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	15,900	19,350
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	6,400	7,925
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	3,000	4,003
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	2,000	2,393
	Agence France Locale	0.500%	6/20/24	EUR	2,000	2,464
	Agence France Locale	0.125%	6/20/26	EUR	3,400	4,134
	Agence France Locale	0.000%	9/20/27	EUR	15,000	18,049
	Agence France Locale	1.125%	6/20/28	EUR	1,800	2,324
	Bpifrance SACA	0.250%	2/14/23	EUR	4,000	4,868
	Bpifrance SACA	0.125%	11/25/23	EUR	40,600	49,508
	Bpifrance SACA	2.500%	5/25/24	EUR	2,000	2,619
	Bpifrance SACA	0.750%	11/25/24	EUR	3,200	4,001
	Bpifrance SACA	0.125%	3/25/25	EUR	6,300	7,707
	Bpifrance SACA	0.500%	5/25/25	EUR	1,100	1,364
	Bpifrance SACA	2.750%	10/25/25	EUR	5,500	7,514
	Bpifrance SACA	0.050%	9/26/29	EUR	2,000	2,388
	Bpifrance SACA	1.875%	5/25/30	EUR	2,000	2,774
	Caisse d'Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	585	735
	Caisse d'Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	21,500	26,100
	Caisse d'Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	975	1,280
	Caisse d'Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	17,400	21,343
	Caisse d'Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	13,656	17,475
83

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	1,950	2,818
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	4,000	4,712
	Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	3,800	4,655
	Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	3,100	3,775
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	2,400	3,105
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	4,000	4,923
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	780	1,111
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	4,600	5,692
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	700	895
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	1,200	1,507
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	800	1,014
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	2,000	2,543
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	1,900	2,804
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	19,800	23,632
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	2,000	2,728
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	3,800	5,086
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	1,000	1,373
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	1,400	1,965
	Caisse Francaise de Financement Local	0.375%	2/13/40	EUR	5,000	5,842
[9]	France	0.000%	5/25/22	EUR	31,507	38,131
	France	2.250%	10/25/22	EUR	41,328	51,817
[9]	France	0.000%	2/25/23	EUR	40,932	49,786
[9]	France	1.750%	5/25/23	EUR	105,581	133,178
	France	4.250%	10/25/23	EUR	21,610	29,146
[9]	France	0.000%	2/25/24	EUR	276,000	337,151
[9]	France	0.000%	3/25/24	EUR	47,546	58,136
[9]	France	1.750%	11/25/24	EUR	30,013	39,053
[9]	France	0.000%	3/25/25	EUR	96,571	118,386
	France	0.500%	5/25/25	EUR	27,886	34,896
	France	1.000%	11/25/25	EUR	36,100	46,311
	France	0.000%	2/25/26	EUR	19,509	23,919
	France	3.500%	4/25/26	EUR	21,850	31,465
[9]	France	0.500%	5/25/26	EUR	67,892	85,377
[9]	France	0.250%	11/25/26	EUR	39,018	48,480
[9]	France	1.000%	5/25/27	EUR	223,729	290,410
	France	0.750%	5/25/28	EUR	82,524	105,821
	France	0.750%	11/25/28	EUR	134,715	172,847
[9]	France	5.500%	4/25/29	EUR	13,012	22,702
[9]	France	0.000%	11/25/29	EUR	62,583	75,362
	France	2.500%	5/25/30	EUR	29,585	43,603
[9]	France	0.000%	11/25/30	EUR	133,226	158,950
[9]	France	1.500%	5/25/31	EUR	47,082	64,515
	France	0.000%	11/25/31	EUR	108,000	127,530
[9,10]	France	5.750%	10/25/32	EUR	21,423	42,101
[9]	France	1.250%	5/25/34	EUR	88,761	119,123
[9]	France	4.750%	4/25/35	EUR	12,091	23,299
[2]	France	1.250%	5/25/36	EUR	30,900	41,455
[9]	France	4.000%	10/25/38	EUR	30,789	58,576
[2]	France	1.750%	6/25/39	EUR	14,641	21,240
[2,9]	France	0.500%	5/25/40	EUR	46,305	54,230
[9]	France	4.500%	4/25/41	EUR	50,141	104,308
[9]	France	3.250%	5/25/45	EUR	65,220	121,480
[2]	France	2.000%	5/25/48	EUR	9,112	13,994
[2,9]	France	1.500%	5/25/50	EUR	49,267	68,220
[2]	France	0.750%	5/25/52	EUR	50,610	57,533
84

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	France	4.000%	4/25/55	EUR	14,376	32,533
	France	4.000%	4/25/60	EUR	18,972	44,832
[2]	France	1.750%	5/25/66	EUR	1,787	2,684
[2]	France	0.500%	5/25/72	EUR	37,237	34,247
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	600	761
	Region of Ile de France	3.625%	3/27/24	EUR	2,600	3,485
	Region of Ile de France	0.500%	6/14/25	EUR	3,000	3,721
	Region of Ile de France	0.625%	4/23/27	EUR	1,000	1,252
	Region of Ile de France	1.375%	6/20/33	EUR	1,200	1,591
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	2,400	2,941
	SNCF Reseau	4.375%	6/2/22	EUR	2,950	3,733
	SNCF Reseau	2.625%	12/29/25	EUR	1,000	1,360
	SNCF Reseau	3.125%	10/25/28	EUR	1,400	2,063
	SNCF Reseau	5.250%	12/7/28	GBP	3,320	5,935
	SNCF Reseau	0.875%	1/22/29	EUR	1,200	1,522
	SNCF Reseau	1.125%	5/25/30	EUR	5,500	7,098
	SNCF Reseau	1.000%	11/9/31	EUR	3,000	3,827
	SNCF Reseau	5.000%	10/10/33	EUR	3,004	5,549
	SNCF Reseau	5.250%	1/31/35	GBP	273	541
	SNCF Reseau	0.750%	5/25/36	EUR	7,300	8,882
	SNCF Reseau	1.500%	5/29/37	EUR	3,600	4,823
	SNCF Reseau	2.250%	12/20/47	EUR	2,500	3,735
	SNCF Reseau	2.000%	2/5/48	EUR	1,000	1,410
	SNCF Reseau	5.000%	3/11/52	GBP	980	2,271
	SNCF Reseau	4.830%	3/25/60	GBP	273	662
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	2,100	2,726
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	3,000	3,510
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	4,700	6,070
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	6,900	9,566
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	1,000	1,011
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	5,600	6,059
	Societe Nationale SNCF SA	4.875%	6/12/23	EUR	1,150	1,535
	Societe Nationale SNCF SA	5.375%	3/18/27	GBP	1,574	2,684
	Societe Nationale SNCF SA	1.500%	2/2/29	EUR	2,800	3,674
	Societe Nationale SNCF SA	1.000%	5/25/40	EUR	8,400	9,918
	UNEDIC ASSEO	0.125%	5/25/22	EUR	2,000	2,421
	UNEDIC ASSEO	0.875%	10/25/22	EUR	4,400	5,400
	UNEDIC ASSEO	2.250%	4/5/23	EUR	1,400	1,773
	UNEDIC ASSEO	2.375%	5/25/24	EUR	600	784
	UNEDIC ASSEO	0.125%	11/25/24	EUR	10,800	13,210
	UNEDIC ASSEO	0.625%	2/17/25	EUR	4,900	6,122
	UNEDIC ASSEO	0.625%	3/3/26	EUR	2,800	3,514
	UNEDIC ASSEO	0.100%	11/25/26	EUR	8,000	9,783
	UNEDIC ASSEO	1.250%	10/21/27	EUR	4,200	5,506
	UNEDIC ASSEO	0.500%	3/20/29	EUR	4,700	5,872
	UNEDIC ASSEO	0.250%	11/25/29	EUR	5,900	7,200
	UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	11,939
	UNEDIC ASSEO	1.250%	5/25/33	EUR	400	533
	UNEDIC ASSEO	0.100%	5/25/34	EUR	20,000	23,079
						3,556,185
Germany (8.2%)
	Bundesobligation	0.000%	10/7/22	EUR	19,021	23,089
	Bundesobligation	0.000%	4/14/23	EUR	14,632	17,832
	Bundesobligation	0.000%	10/13/23	EUR	20,334	24,868
	Bundesobligation	0.000%	4/5/24	EUR	16,192	19,855
85

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bundesobligation	0.000%	10/18/24	EUR	108,276	133,178
	Bundesobligation	0.000%	4/11/25	EUR	83,104	102,445
	Bundesobligation	0.000%	10/10/25	EUR	97,546	120,480
	Bundesobligation	0.000%	4/10/26	EUR	142,000	175,610
	Bundesrepublik Deutschland Bundesanleihe	0.000%	11/15/28	EUR	50,000	61,832
	Bundesschatzanweisungen	0.000%	9/16/22	EUR	58,528	70,996
[9]	Bundesschatzanweisungen	0.000%	3/10/23	EUR	200,000	243,489
[9]	Federal Republic of Germany	1.750%	7/4/22	EUR	43,070	53,251
	Federal Republic of Germany	1.500%	9/4/22	EUR	1,950	2,413
	Federal Republic of Germany	1.500%	2/15/23	EUR	12,784	15,975
	Federal Republic of Germany	1.500%	5/15/23	EUR	15,314	19,239
	Federal Republic of Germany	2.000%	8/15/23	EUR	15,900	20,308
	Federal Republic of Germany	1.750%	2/15/24	EUR	2,828	3,634
	Federal Republic of Germany	1.500%	5/15/24	EUR	40,853	52,401
[9]	Federal Republic of Germany	1.000%	8/15/24	EUR	19,509	24,762
	Federal Republic of Germany	0.500%	2/15/26	EUR	51,114	64,730
[9]	Federal Republic of Germany	0.000%	8/15/26	EUR	8,584	10,632
[9]	Federal Republic of Germany	0.250%	2/15/27	EUR	43,837	55,097
[9]	Federal Republic of Germany	0.500%	8/15/27	EUR	5,281	6,750
[9]	Federal Republic of Germany	0.000%	11/15/27	EUR	130,088	161,088
	Federal Republic of Germany	0.250%	8/15/28	EUR	12,124	15,286
[9]	Federal Republic of Germany	0.000%	2/15/31	EUR	115,958	142,021
	Federal Republic of Germany	0.000%	5/15/35	EUR	64,230	76,852
[9]	Federal Republic of Germany	0.000%	5/15/36	EUR	143,581	169,992
[9]	Federal Republic of Germany	4.000%	1/4/37	EUR	21,560	42,020
[9]	Federal Republic of Germany	4.250%	7/4/39	EUR	7,686	16,177
	Federal Republic of Germany	4.750%	7/4/40	EUR	6,443	14,570
	Federal Republic of Germany	3.250%	7/4/42	EUR	2,523	4,979
[9]	Federal Republic of Germany	2.500%	7/4/44	EUR	43,310	78,909
[9]	Federal Republic of Germany	2.500%	8/15/46	EUR	50,421	93,589
[9]	Federal Republic of Germany	1.250%	8/15/48	EUR	49,427	73,715
[9]	Federal Republic of Germany	0.000%	8/15/50	EUR	45,762	49,491
	FMS Wertmanagement	0.625%	6/15/22	GBP	2,900	4,024
	FMS Wertmanagement	1.000%	9/7/22	GBP	1,000	1,396
	FMS Wertmanagement	1.125%	3/20/23	GBP	3,500	4,914
	FMS Wertmanagement	1.375%	3/7/25	GBP	4,000	5,708
	FMS Wertmanagement	0.375%	4/29/30	EUR	2,200	2,719
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	1,853	2,232
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	1,755	2,183
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	4,487	5,531
	Free and Hanseatic City of Hamburg	0.375%	4/1/25	EUR	1,232	1,526
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	390	496
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	2,926	4,066
	Free State of Bavaria	0.150%	4/3/30	EUR	1,917	2,331
	Free State of Bavaria	0.010%	1/18/35	EUR	7,000	8,030
	Free State of Saxony	0.010%	11/5/29	EUR	12,000	14,423
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	2,731	3,367
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	1,560	1,951
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	1,950	2,375
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	4,877	5,988
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,073	1,359
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	3,277	4,076
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	3,901	4,833
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	780	989
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	7,020	8,397
86

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[11]	German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	600	746
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	6/30/21	EUR	10,008	12,041
[11]	Kreditanstalt fuer Wiederaufbau	2.900%	6/6/22	AUD	4,930	3,912
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	6/30/22	EUR	3,375	4,087
[11]	Kreditanstalt fuer Wiederaufbau	0.625%	7/4/22	EUR	3,901	4,759
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	12/15/22	EUR	4,877	5,923
[11]	Kreditanstalt fuer Wiederaufbau	2.800%	3/7/23	AUD	4,994	4,027
[11]	Kreditanstalt fuer Wiederaufbau	0.375%	3/15/23	EUR	4,877	5,973
[11]	Kreditanstalt fuer Wiederaufbau	2.125%	8/15/23	EUR	3,901	4,984
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	9/15/23	EUR	6,242	7,610
[11]	Kreditanstalt fuer Wiederaufbau	0.125%	11/7/23	EUR	2,111	2,584
[11]	Kreditanstalt fuer Wiederaufbau	1.250%	12/29/23	GBP	4,009	5,678
[11]	Kreditanstalt fuer Wiederaufbau	0.125%	1/15/24	EUR	3,901	4,779
[11]	Kreditanstalt fuer Wiederaufbau	5.000%	3/19/24	AUD	390	340
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	4/2/24	EUR	3,258	3,982
[11]	Kreditanstalt fuer Wiederaufbau	0.050%	5/30/24	EUR	585	716
[11]	Kreditanstalt fuer Wiederaufbau	1.500%	6/11/24	EUR	4,381	5,604
[11]	Kreditanstalt fuer Wiederaufbau	0.875%	7/18/24	GBP	136	191
[11]	Kreditanstalt fuer Wiederaufbau	1.500%	7/24/24	AUD	302	240
[11]	Kreditanstalt fuer Wiederaufbau	0.125%	10/4/24	EUR	15,804	19,425
[11]	Kreditanstalt fuer Wiederaufbau	1.375%	12/9/24	GBP	2,536	3,619
[11]	Kreditanstalt fuer Wiederaufbau	0.625%	1/15/25	EUR	15,348	19,223
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	2/18/25	EUR	20,000	24,487
[11]	Kreditanstalt fuer Wiederaufbau	4.000%	2/27/25	AUD	11,502	9,983
[11]	Kreditanstalt fuer Wiederaufbau	0.375%	4/23/25	EUR	5,657	7,033
[11]	Kreditanstalt fuer Wiederaufbau	5.500%	6/18/25	GBP	3,901	6,476
[11]	Kreditanstalt fuer Wiederaufbau	2.500%	8/25/25	CHF	4,195	5,213
[11]	Kreditanstalt fuer Wiederaufbau	0.250%	9/15/25	EUR	4,877	6,044
[11]	Kreditanstalt fuer Wiederaufbau	0.375%	3/9/26	EUR	8,681	10,842
[11]	Kreditanstalt fuer Wiederaufbau	3.200%	9/11/26	AUD	1,650	1,413
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	9/30/26	EUR	4,145	5,079
[11]	Kreditanstalt fuer Wiederaufbau	0.625%	2/22/27	EUR	7,413	9,402
[11]	Kreditanstalt fuer Wiederaufbau	0.500%	9/15/27	EUR	12,681	15,992
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	12/15/27	EUR	13,100	16,002
[11]	Kreditanstalt fuer Wiederaufbau	0.625%	1/7/28	EUR	7,803	9,927
[11]	Kreditanstalt fuer Wiederaufbau	3.200%	3/15/28	AUD	2,282	1,960
[11]	Kreditanstalt fuer Wiederaufbau	0.750%	6/28/28	EUR	23,901	30,684
[11]	Kreditanstalt fuer Wiederaufbau	0.000%	9/15/28	EUR	1,950	2,376
[11]	Kreditanstalt fuer Wiederaufbau	6.000%	12/7/28	GBP	1,950	3,693
[11]	Kreditanstalt fuer Wiederaufbau	0.750%	1/15/29	EUR	23,951	30,795
[11]	Kreditanstalt fuer Wiederaufbau	0.375%	4/23/30	EUR	2,926	3,657
[11]	Kreditanstalt fuer Wiederaufbau	5.750%	6/7/32	GBP	2,048	4,161
[11]	Kreditanstalt fuer Wiederaufbau	1.125%	5/9/33	EUR	7,608	10,188
[11]	Kreditanstalt fuer Wiederaufbau	0.050%	9/29/34	EUR	4,950	5,798
[11]	Kreditanstalt fuer Wiederaufbau	1.375%	7/31/35	EUR	2,731	3,773
[11]	Kreditanstalt fuer Wiederaufbau	1.250%	7/4/36	EUR	4,487	6,106
[11]	Kreditanstalt fuer Wiederaufbau	4.875%	3/15/37	GBP	387	802
[11]	Kreditanstalt fuer Wiederaufbau	4.700%	6/2/37	CAD	458	469
[11]	Kreditanstalt fuer Wiederaufbau	1.125%	6/15/37	EUR	1,950	2,616
[11]	Kreditanstalt fuer Wiederaufbau	0.875%	7/4/39	EUR	975	1,262
	Land Baden-Wuerttemberg	1.000%	7/18/22	EUR	975	1,194
	Land Baden-Wuerttemberg	2.000%	11/13/23	EUR	1,560	1,995
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	1,950	2,463
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	1,950	2,498
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	6,242	7,341
87

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Berlin	0.000%	9/15/22	EUR	1,755	2,126
	Land Berlin	0.750%	11/11/22	EUR	1,950	2,392
	Land Berlin	1.875%	6/12/23	EUR	351	444
	Land Berlin	0.500%	2/10/25	EUR	4,096	5,096
	Land Berlin	0.250%	4/22/25	EUR	1,950	2,406
	Land Berlin	0.625%	3/20/26	EUR	7,803	9,822
	Land Berlin	0.625%	2/8/27	EUR	1,092	1,380
	Land Berlin	0.010%	5/18/27	EUR	3,901	4,760
	Land Berlin	0.010%	10/26/28	EUR	5,267	6,380
	Land Berlin	0.010%	7/2/30	EUR	5,072	6,079
	Land Berlin	1.000%	5/19/32	EUR	2,926	3,822
	Land Berlin	1.300%	6/13/33	EUR	390	526
	Land Berlin	0.750%	4/3/34	EUR	3,997	5,056
	Land Berlin	0.125%	6/4/35	EUR	1,950	2,261
	Land Berlin	0.625%	8/25/36	EUR	487	600
	Land Berlin	1.375%	6/5/37	EUR	975	1,337
	Land Berlin	1.375%	8/27/38	EUR	975	1,340
	Land Berlin	0.050%	8/6/40	EUR	9,926	10,882
	Land Thueringen	0.500%	5/12/25	EUR	877	1,093
	Land Thueringen	0.200%	10/26/26	EUR	2,926	3,608
	Land Thueringen	0.250%	3/5/40	EUR	1,599	1,826
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	2,302	2,024
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	2,926	3,632
[11]	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	975	1,195
[11]	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	2,540	2,023
[11]	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	1,950	2,375
[11]	Landwirtschaftliche Rentenbank	0.625%	12/15/22	GBP	780	1,084
[11]	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	10,460	8,613
[11]	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	2,926	3,563
[11]	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	2,848	4,020
[11]	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	5,654	6,976
[11]	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	780	677
[11]	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	3,220	2,809
[11]	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	4,487	5,592
[11]	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	5,169	6,445
[11]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	920	763
[11]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	6,301	7,992
[11]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	1,950	2,438
[11]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	850	729
[11]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	5,852	7,389
[11]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	1,950	2,357
[11]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	3,901	4,965
	NRW Bank	1.000%	6/15/22	GBP	800	1,114
	NRW Bank	0.100%	1/10/23	EUR	4,877	5,926
	NRW Bank	0.125%	3/10/23	EUR	1,000	1,216
	NRW Bank	0.250%	3/10/25	EUR	2,926	3,603
	NRW Bank	0.625%	2/11/26	EUR	2,926	3,673
	NRW Bank	0.500%	5/11/26	EUR	2,341	2,924
	NRW Bank	0.250%	9/28/26	EUR	1,160	1,433
	NRW Bank	0.625%	2/23/27	EUR	2,926	3,690
	NRW Bank	0.125%	4/12/27	EUR	3,180	3,894
	NRW Bank	0.500%	9/13/27	EUR	2,926	3,662
	NRW Bank	0.625%	1/4/28	EUR	1,365	1,724
	NRW Bank	0.375%	5/16/29	EUR	1,414	1,751
88

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NRW Bank	0.100%	7/9/35	EUR	1,407	1,621
NRW Bank	1.250%	5/13/49	EUR	1,950	2,690
State of Brandenburg	3.500%	6/15/21	EUR	2,926	3,534
State of Brandenburg	0.750%	8/8/36	EUR	1,950	2,450
State of Brandenburg	1.450%	11/26/38	EUR	2,750	3,815
State of Brandenburg	0.300%	10/4/49	EUR	195	214
State of Bremen	0.500%	3/3/25	EUR	2,536	3,156
State of Bremen	1.500%	11/12/38	EUR	961	1,340
State of Bremen	1.000%	5/27/39	EUR	2,440	3,157
State of Bremen	0.550%	2/4/50	EUR	5,000	5,860
State of Hesse	3.000%	8/23/21	EUR	2,341	2,845
State of Hesse	0.375%	7/4/22	EUR	1,950	2,370
State of Hesse	1.750%	1/20/23	EUR	585	731
State of Hesse	0.375%	3/10/23	EUR	7,413	9,062
State of Hesse	0.125%	1/25/24	EUR	389	475
State of Hesse	1.375%	6/10/24	EUR	780	992
State of Hesse	0.500%	2/17/25	EUR	2,048	2,548
State of Hesse	0.250%	6/10/25	EUR	4,877	6,021
State of Hesse	0.000%	4/14/26	EUR	351	429
State of Hesse	0.375%	7/6/26	EUR	11,686	14,550
State of Hesse	0.625%	8/2/28	EUR	1,950	2,471
State of Hesse	0.000%	11/8/30	EUR	4,877	5,820
State of Hesse	1.300%	10/10/33	EUR	1,560	2,104
State of Hesse	0.750%	8/4/36	EUR	2,341	2,938
State of Lower Saxony	1.000%	8/18/22	EUR	2,146	2,632
State of Lower Saxony	0.050%	11/10/22	EUR	1,950	2,366
State of Lower Saxony	0.375%	1/19/23	EUR	2,926	3,573
State of Lower Saxony	0.125%	3/7/23	EUR	3,901	4,747
State of Lower Saxony	2.125%	10/11/23	EUR	195	250
State of Lower Saxony	0.000%	8/2/24	EUR	3,169	3,867
State of Lower Saxony	0.625%	1/20/25	EUR	1,950	2,436
State of Lower Saxony	0.125%	3/7/25	EUR	780	957
State of Lower Saxony	0.500%	6/13/25	EUR	1,950	2,431
State of Lower Saxony	0.375%	1/9/26	EUR	4,035	5,015
State of Lower Saxony	0.500%	6/8/26	EUR	487	610
State of Lower Saxony	0.010%	9/8/26	EUR	7,000	8,553
State of Lower Saxony	0.000%	2/11/27	EUR	2,565	3,128
State of Lower Saxony	0.125%	4/8/27	EUR	390	479
State of Lower Saxony	0.625%	7/6/27	EUR	3,901	4,934
State of Lower Saxony	0.750%	2/15/28	EUR	2,926	3,737
State of Lower Saxony	0.010%	2/19/29	EUR	3,808	4,606
State of Lower Saxony	0.375%	5/14/29	EUR	1,170	1,454
State of Lower Saxony	0.125%	1/10/30	EUR	1,950	2,369
State of Lower Saxony	0.010%	8/13/30	EUR	11,366	13,613
State of Lower Saxony	0.050%	3/9/35	EUR	2,536	2,914
State of North Rhine-Westphalia Germany	1.375%	5/16/22	EUR	985	1,207
State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	838	1,024
State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	4,292	5,235
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	5,826	7,138
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	380	488
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	585	728
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	585	778
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	2,926	3,699
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	3,379	4,177
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	1,950	2,440
89

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	3,979	4,993
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	5,462	7,065
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	4,900	5,930
State of North Rhine-Westphalia Germany	0.200%	4/9/30	EUR	1,536	1,880
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	1,950	2,688
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	2,926	3,692
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	7,101	10,660
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	5,270	6,947
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	10,901	12,335
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	2,731	3,676
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	1,950	2,784
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	4,000	4,783
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,950	2,748
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	390	484
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	975	1,372
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	1,950	2,892
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	1,950	2,853
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	6,963	8,724
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	9,170	9,715
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	3,121	4,900
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	975	1,519
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	3,648	6,049
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	3,907	7,038
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	6,410	8,351
State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	2,085	2,170
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	1,170	1,456
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	1,950	2,394
State of Rhineland-Palatinate	0.375%	1/26/27	EUR	1,950	2,430
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	1,950	2,481
State of Rhineland-Palatinate	0.010%	1/21/31	EUR	10,000	11,927
State of Saxony-Anhalt	1.625%	4/25/23	EUR	780	978
State of Saxony-Anhalt	1.875%	4/10/24	EUR	1,755	2,257
State of Saxony-Anhalt	0.500%	6/25/27	EUR	487	611
State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	7,979	9,988
State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	390	482
State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	1,336	1,694
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	487	607
					3,258,474
Hong Kong (0.0%)
Hong Kong Special Administrative Region	1.100%	1/17/23	HKD	4,900	642
Hong Kong Special Administrative Region	0.510%	10/23/23	HKD	50,000	6,486
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	5,900	806
Hong Kong Special Administrative Region	1.680%	1/21/26	HKD	1,950	263
Hong Kong Special Administrative Region	1.250%	6/29/27	HKD	1,200	158
Hong Kong Special Administrative Region	1.970%	1/17/29	HKD	23,450	3,220
Hong Kong Special Administrative Region	1.890%	3/2/32	HKD	1,300	176
Hong Kong Special Administrative Region	2.020%	3/7/34	HKD	5,400	741
					12,492
Hungary (0.2%)
Republic of Hungary	7.000%	6/24/22	HUF	104,180	374
Republic of Hungary	1.750%	10/26/22	HUF	78,040	265
Republic of Hungary	1.500%	8/23/23	HUF	661,560	2,239
Republic of Hungary	6.000%	11/24/23	HUF	567,730	2,133
Republic of Hungary	2.500%	10/24/24	HUF	2,430,000	8,447
Republic of Hungary	5.500%	6/24/25	HUF	1,177,870	4,561
90

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Hungary	1.250%	10/22/25	EUR	2,633	3,342
Republic of Hungary	1.000%	11/26/25	HUF	733,940	2,389
Republic of Hungary	1.500%	4/22/26	HUF	2,130,000	7,035
Republic of Hungary	2.750%	12/22/26	HUF	1,355,900	4,757
Republic of Hungary	1.750%	10/10/27	EUR	858	1,125
Republic of Hungary	3.000%	10/27/27	HUF	3,886,750	13,859
Republic of Hungary	6.750%	10/22/28	HUF	156,080	693
Republic of Hungary	2.000%	5/23/29	HUF	786,780	2,606
Republic of Hungary	3.000%	8/21/30	HUF	2,126,520	7,503
Republic of Hungary	3.250%	10/22/31	HUF	185,340	662
Republic of Hungary	1.625%	4/28/32	EUR	8,953	11,473
Republic of Hungary	2.250%	4/20/33	HUF	1,420,000	4,506
Republic of Hungary	1.750%	6/5/35	EUR	890	1,134
Republic of Hungary	3.000%	10/27/38	HUF	585,280	1,900
Republic of Hungary	3.000%	4/25/41	HUF	1,523,000	4,860
Republic of Hungary	1.500%	11/17/50	EUR	1,500	1,690
					87,553
Iceland (0.0%)
Republic Of Iceland	0.625%	6/3/26	EUR	892	1,097
Indonesia (0.9%)
Indonesia Treasury Bond	5.625%	5/15/23	IDR	178,238,000	12,532
Indonesia Treasury Bond	8.375%	3/15/24	IDR	300,597,000	22,564
Indonesia Treasury Bond	8.125%	5/15/24	IDR	257,301,000	19,264
Indonesia Treasury Bond	6.500%	6/15/25	IDR	439,235,000	31,460
Indonesia Treasury Bond	7.250%	2/15/26	IDR	55,017,000	4,024
Indonesia Treasury Bond	5.500%	4/15/26	IDR	214,000,000	14,717
Indonesia Treasury Bond	8.375%	9/15/26	IDR	131,688,000	10,187
Indonesia Treasury Bond	7.000%	5/15/27	IDR	290,933,000	21,161
Indonesia Treasury Bond	6.125%	5/15/28	IDR	281,520,000	19,355
Indonesia Treasury Bond	9.000%	3/15/29	IDR	9,755,000	781
Indonesia Treasury Bond	8.250%	5/15/29	IDR	236,304,000	18,210
Indonesia Treasury Bond	7.000%	9/15/30	IDR	319,097,000	22,860
Indonesia Treasury Bond	6.500%	2/15/31	IDR	273,234,000	18,941
Indonesia Treasury Bond	8.750%	5/15/31	IDR	78,391,000	6,222
Indonesia Treasury Bond	7.500%	8/15/32	IDR	69,019,000	4,998
Indonesia Treasury Bond	6.625%	5/15/33	IDR	259,882,000	17,867
Indonesia Treasury Bond	8.375%	3/15/34	IDR	194,700,000	14,917
Indonesia Treasury Bond	7.500%	6/15/35	IDR	179,608,000	12,841
Indonesia Treasury Bond	8.250%	5/15/36	IDR	156,265,000	11,802
Indonesia Treasury Bond	9.750%	5/15/37	IDR	25,400,000	2,217
Indonesia Treasury Bond	7.500%	5/15/38	IDR	148,962,000	10,520
Indonesia Treasury Bond	8.375%	4/15/39	IDR	178,200,000	13,628
Indonesia Treasury Bond	7.500%	4/15/40	IDR	202,418,000	14,362
Indonesia Treasury Bond	7.375%	5/15/48	IDR	56,498,000	3,945
Indonesia Treasury Bond	6.875%	8/15/51	IDR	15,000,000	1,023
Republic of Indonesia	1.750%	4/24/25	EUR	2,614	3,293
Republic of Indonesia	1.450%	9/18/26	EUR	862	1,078
Republic of Indonesia	0.900%	2/14/27	EUR	1,242	1,508
Republic of Indonesia	3.750%	6/14/28	EUR	3,648	5,219
Republic of Indonesia	1.100%	3/12/33	EUR	1,845	2,165
					343,661
Ireland (0.7%)
Republic of Ireland	0.000%	10/18/22	EUR	5,950	7,216
Republic of Ireland	3.900%	3/20/23	EUR	4,480	5,844
91

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Ireland	3.400%	3/18/24	EUR	20,133	26,969
	Republic of Ireland	1.000%	5/15/26	EUR	17,938	23,086
	Republic of Ireland	0.200%	5/15/27	EUR	23,395	28,900
	Republic of Ireland	0.900%	5/15/28	EUR	4,464	5,773
	Republic of Ireland	1.100%	5/15/29	EUR	9,754	12,806
	Republic of Ireland	2.400%	5/15/30	EUR	9,577	13,974
	Republic of Ireland	0.200%	10/18/30	EUR	4,877	5,916
	Republic of Ireland	1.350%	3/18/31	EUR	7,803	10,494
	Republic of Ireland	0.000%	10/18/31	EUR	46,000	54,201
	Republic of Ireland	1.300%	5/15/33	EUR	3,979	5,353
	Republic of Ireland	0.400%	5/15/35	EUR	4,363	5,235
	Republic of Ireland	1.700%	5/15/37	EUR	1,009	1,436
	Republic of Ireland	0.550%	4/22/41	EUR	30,902	36,257
	Republic of Ireland	2.000%	2/18/45	EUR	1,698	2,598
	Republic of Ireland	1.500%	5/15/50	EUR	10,247	14,200
						260,258
Israel (0.3%)
	State of Israel	1.250%	11/30/22	ILS	18,567	5,819
	State of Israel	4.250%	3/31/23	ILS	14,241	4,727
	State of Israel	1.500%	11/30/23	ILS	10,691	3,399
	State of Israel	2.875%	1/29/24	EUR	4,440	5,787
	State of Israel	3.750%	3/31/24	ILS	7,218	2,446
	State of Israel	0.500%	4/30/25	ILS	46,822	14,471
	State of Israel	1.750%	8/31/25	ILS	44,773	14,558
	State of Israel	6.250%	10/30/26	ILS	10,995	4,421
	State of Israel	1.500%	1/18/27	EUR	4,995	6,482
	State of Israel	2.000%	3/31/27	ILS	31,605	10,481
	State of Israel	2.250%	9/28/28	ILS	44,617	15,073
	State of Israel	1.500%	1/16/29	EUR	975	1,279
	State of Israel	1.000%	3/31/30	ILS	64,623	19,680
	State of Israel	1.500%	5/31/37	ILS	14,193	4,175
	State of Israel	5.500%	1/31/42	ILS	12,876	6,347
	State of Israel	3.750%	3/31/47	ILS	29,988	11,942
	State of Israel	2.500%	1/16/49	EUR	2,487	3,717
						134,804
Italy (7.1%)
	Cassa Depositi e Prestiti SPA	2.125%	9/27/23	EUR	1,000	1,265
	Cassa Depositi e Prestiti SPA	1.500%	6/21/24	EUR	1,000	1,258
	Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	1,600	2,020
	Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	1,000	1,290
	Cassa Depositi e Prestiti SPA	2.000%	4/20/27	EUR	3,000	3,917
	Cassa Depositi e Prestiti SPA	1.000%	2/11/30	EUR	3,400	4,116
	Italy Buoni Poliennali Del Tesoro	1.000%	7/15/22	EUR	20,718	25,320
	Italy Buoni Poliennali Del Tesoro	0.900%	8/1/22	EUR	65,000	79,368
	Italy Buoni Poliennali Del Tesoro	5.500%	9/1/22	EUR	12,193	15,793
	Italy Buoni Poliennali Del Tesoro	5.500%	11/1/22	EUR	13,656	17,840
	Italy Buoni Poliennali Del Tesoro	0.000%	11/29/22	EUR	93,155	112,518
	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/23	EUR	72,550	89,234
	Italy Buoni Poliennali Del Tesoro	0.600%	6/15/23	EUR	42,414	51,934
[2]	Italy Buoni Poliennali Del Tesoro	0.300%	8/15/23	EUR	84,754	103,135
	Italy Buoni Poliennali Del Tesoro	2.450%	10/1/23	EUR	56,690	72,566
	Italy Buoni Poliennali Del Tesoro	0.000%	1/15/24	EUR	103,773	125,392
	Italy Buoni Poliennali Del Tesoro	0.000%	4/15/24	EUR	4,260	5,140
	Italy Buoni Poliennali Del Tesoro	1.750%	7/1/24	EUR	75,331	95,908
	Italy Buoni Poliennali Del Tesoro	3.750%	9/1/24	EUR	11,491	15,579
92

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	163,675	211,308
	Italy Buoni Poliennali Del Tesoro	2.500%	11/15/25	EUR	1,726	2,300
	Italy Buoni Poliennali Del Tesoro	0.500%	2/1/26	EUR	47,747	58,385
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	25,000	29,787
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	90,531	119,410
	Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	21,011	28,061
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	57,870	76,694
[2]	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	21,000	26,093
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	97	162
	Italy Buoni Poliennali Del Tesoro	2.000%	2/1/28	EUR	13,341	17,662
[2]	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	199,375	235,653
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	95,440	136,151
[2]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	16,973	25,201
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	26,337	33,247
[2]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	95,790	123,667
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	77,313	93,174
[2]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	10,000	11,634
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	18,963	34,663
[2]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	28,216	39,163
[2]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	61,953	94,472
[2]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	25,000	30,642
[2]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	8,549	14,082
[2]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	78,477	88,672
[2]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	23,448	34,643
[2]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	19,159	28,900
[2]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	3,392	6,423
[2]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	63,274	78,566
[2]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	20,090	38,259
[2]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	47,216	54,355
[2]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	17,885	27,891
[2]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	30,214	52,246
[2]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	28,795	38,920
[2]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	21,977	25,158
[2]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	2,782	3,903
[2]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/72	EUR	23,770	27,494
	Italy Certificati di Credito del Tesoro	0.000%	11/29/21	EUR	15,656	18,874
	Italy Certificati di Credito del Tesoro	0.000%	9/28/22	EUR	49,509	59,771
	Republic of Italy	6.000%	8/4/28	GBP	2,321	4,128
						2,853,407
Japan (16.1%)
	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	600,000	5,497
	Deposit Insurance Corp. of Japan	0.100%	8/6/24	JPY	100,000	918
	Deposit Insurance Corp. of Japan	0.100%	12/10/24	JPY	1,500,000	13,781
	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	55,800	516
	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	149,000	1,395
	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	97,800	912
	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	117,100	1,090
	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	78,100	727
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	147,700	1,377
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	8,900	81
	Fukuoka Prefecture	0.432%	6/18/49	JPY	70,000	599
	Japan	0.100%	5/1/22	JPY	2,341,150	21,464
	Japan	0.100%	6/1/22	JPY	2,341,150	21,468
	Japan	0.100%	6/20/22	JPY	8,956,750	82,143
	Japan	0.800%	6/20/22	JPY	2,364,550	21,855
93

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.900%	6/20/22	JPY	1,474,350	13,642
Japan	0.100%	9/1/22	JPY	2,029,000	18,616
Japan	0.100%	9/20/22	JPY	3,901,900	35,803
Japan	0.800%	9/20/22	JPY	813,550	7,536
Japan	1.900%	9/20/22	JPY	13,100	123
Japan	0.100%	11/1/22	JPY	2,926,400	26,859
Japan	0.100%	12/20/22	JPY	4,701,750	43,165
Japan	0.700%	12/20/22	JPY	785,250	7,279
Japan	0.800%	12/20/22	JPY	508,250	4,719
Japan	1.400%	12/20/22	JPY	1,268,150	11,887
Japan	1.700%	12/20/22	JPY	682,850	6,431
Japan	0.100%	1/1/23	JPY	3,901,900	35,825
Japan	0.100%	2/1/23	JPY	7,500,000	68,872
Japan	0.100%	3/1/23	JPY	11,700,000	107,456
Japan	0.100%	3/20/23	JPY	5,313,800	48,810
Japan	0.600%	3/20/23	JPY	2,345,050	21,741
Japan	1.000%	3/20/23	JPY	103,400	966
Japan	0.005%	4/1/23	JPY	13,700,000	125,619
Japan	0.100%	6/20/23	JPY	6,691,750	61,502
Japan	0.800%	6/20/23	JPY	2,675,450	24,953
Japan	0.800%	6/20/23	JPY	117,100	1,092
Japan	1.800%	6/20/23	JPY	487,750	4,644
Japan	0.100%	9/20/23	JPY	3,423,900	31,486
Japan	0.600%	9/20/23	JPY	195,100	1,815
Japan	0.800%	9/20/23	JPY	245,050	2,291
Japan	1.900%	9/20/23	JPY	596,050	5,714
Japan	0.100%	12/20/23	JPY	4,411,800	40,595
Japan	0.600%	12/20/23	JPY	3,055,200	28,480
Japan	1.900%	12/20/23	JPY	351,000	3,382
Japan	0.100%	3/20/24	JPY	8,051,550	74,130
Japan	0.600%	3/20/24	JPY	3,685,350	34,416
Japan	1.900%	3/20/24	JPY	97,550	944
Japan	0.100%	6/20/24	JPY	5,823,550	53,649
Japan	0.600%	6/20/24	JPY	138,550	1,296
Japan	0.100%	9/20/24	JPY	5,491,900	50,617
Japan	0.500%	9/20/24	JPY	2,477,700	23,142
Japan	2.100%	9/20/24	JPY	254,600	2,504
Japan	0.100%	12/20/24	JPY	5,111,450	47,133
Japan	0.300%	12/20/24	JPY	1,962,650	18,227
Japan	0.500%	12/20/24	JPY	1,508,100	14,106
Japan	0.100%	3/20/25	JPY	3,121,500	28,797
Japan	0.400%	3/20/25	JPY	1,924,600	17,960
Japan	2.000%	3/20/25	JPY	14,650	145
Japan	0.100%	6/20/25	JPY	4,194,550	38,708
Japan	0.400%	6/20/25	JPY	1,619,300	15,127
Japan	1.900%	6/20/25	JPY	224,400	2,224
Japan	2.100%	6/20/25	JPY	585,300	5,844
Japan	0.100%	9/20/25	JPY	15,037,500	138,789
Japan	0.400%	9/20/25	JPY	623,350	5,828
Japan	2.100%	9/20/25	JPY	39,050	392
Japan	0.100%	12/20/25	JPY	19,230,950	177,517
Japan	0.300%	12/20/25	JPY	4,428,650	41,256
Japan	2.000%	12/20/25	JPY	651,650	6,540
Japan	0.005%	3/20/26	JPY	2,650,000	24,364
Japan	0.100%	3/20/26	JPY	995,000	9,185
94

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.100%	3/20/26	JPY	167,800	1,699
Japan	2.200%	3/20/26	JPY	156,100	1,587
Japan	0.100%	6/20/26	JPY	1,060,000	9,786
Japan	0.100%	9/20/26	JPY	1,360,000	12,558
Japan	2.200%	9/20/26	JPY	11,750	121
Japan	2.300%	9/20/26	JPY	6,850	71
Japan	0.100%	12/20/26	JPY	2,527,450	23,342
Japan	2.100%	12/20/26	JPY	975,500	10,015
Japan	0.100%	3/20/27	JPY	2,191,900	20,245
Japan	2.000%	3/20/27	JPY	195,100	2,001
Japan	2.100%	3/20/27	JPY	68,300	704
Japan	0.100%	6/20/27	JPY	1,655,400	15,291
Japan	2.300%	6/20/27	JPY	3,950	41
Japan	0.100%	9/20/27	JPY	2,533,400	23,400
Japan	2.200%	9/20/27	JPY	2,950	31
Japan	0.100%	12/20/27	JPY	3,307,100	30,547
Japan	2.100%	12/20/27	JPY	437,250	4,570
Japan	0.100%	3/20/28	JPY	1,603,700	14,812
Japan	2.200%	3/20/28	JPY	770,650	8,137
Japan	2.400%	3/20/28	JPY	1,141,300	12,194
Japan	0.100%	6/20/28	JPY	1,707,100	15,764
Japan	2.400%	6/20/28	JPY	200,950	2,157
Japan	0.100%	9/20/28	JPY	2,676,750	24,707
Japan	2.100%	9/20/28	JPY	1,195,150	12,644
Japan	2.200%	9/20/28	JPY	234,150	2,493
Japan	0.100%	12/20/28	JPY	3,642,900	33,606
Japan	1.900%	12/20/28	JPY	1,412,500	14,805
Japan	2.100%	12/20/28	JPY	117,100	1,244
Japan	0.100%	3/20/29	JPY	8,792,900	81,070
Japan	1.900%	3/20/29	JPY	809,650	8,514
Japan	2.100%	3/20/29	JPY	880,500	9,386
Japan	0.100%	6/20/29	JPY	8,966,500	82,618
Japan	2.100%	6/20/29	JPY	1,078,900	11,544
Japan	0.100%	9/20/29	JPY	6,608,000	60,842
Japan	2.100%	9/20/29	JPY	1,673,950	17,973
Japan	2.800%	9/20/29	JPY	526,800	5,938
Japan	0.100%	12/20/29	JPY	7,852,550	72,245
Japan	2.100%	12/20/29	JPY	1,463,200	15,767
Japan	2.200%	12/20/29	JPY	1,119,850	12,155
Japan	0.100%	3/20/30	JPY	7,972,500	73,289
Japan	2.100%	3/20/30	JPY	15,650	169
Japan	2.200%	3/20/30	JPY	1,229,100	13,389
Japan	2.300%	5/20/30	JPY	33,200	365
Japan	0.100%	6/20/30	JPY	6,530,800	59,982
Japan	1.600%	6/20/30	JPY	111,250	1,161
Japan	1.800%	6/20/30	JPY	7,850	83
Japan	2.000%	6/20/30	JPY	975,500	10,502
Japan	0.100%	9/20/30	JPY	10,270,000	94,234
Japan	1.800%	9/20/30	JPY	273,150	2,903
Japan	1.900%	9/20/30	JPY	852,600	9,134
Japan	0.100%	12/20/30	JPY	20,679,950	189,544
Japan	2.000%	12/20/30	JPY	585,300	6,340
Japan	2.100%	12/20/30	JPY	1,593,950	17,406
Japan	0.100%	3/20/31	JPY	5,300,000	48,527
Japan	1.900%	3/20/31	JPY	1,170,600	12,613
95

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.000%	3/20/31	JPY	2,376,250	25,816
Japan	2.200%	3/20/31	JPY	97,550	1,077
Japan	1.800%	6/20/31	JPY	908,200	9,730
Japan	1.900%	6/20/31	JPY	1,160,850	12,543
Japan	1.700%	9/20/31	JPY	4,877,350	51,928
Japan	1.800%	9/20/31	JPY	1,477,850	15,874
Japan	1.700%	12/20/31	JPY	1,307,150	13,951
Japan	1.800%	12/20/31	JPY	5,728,450	61,693
Japan	1.600%	3/20/32	JPY	1,746,100	18,507
Japan	1.700%	3/20/32	JPY	624,300	6,679
Japan	1.800%	3/20/32	JPY	220,500	2,381
Japan	1.500%	6/20/32	JPY	1,229,100	12,931
Japan	1.600%	6/20/32	JPY	606,350	6,441
Japan	1.700%	9/20/32	JPY	2,885,250	31,007
Japan	1.700%	12/20/32	JPY	2,190,900	23,598
Japan	1.800%	12/20/32	JPY	1,170,600	12,732
Japan	1.500%	3/20/33	JPY	2,431,500	25,723
Japan	1.600%	3/20/33	JPY	2,061,000	22,025
Japan	1.700%	6/20/33	JPY	302,400	3,271
Japan	1.700%	6/20/33	JPY	3,578,350	38,707
Japan	1.700%	9/20/33	JPY	3,485,400	37,777
Japan	1.600%	12/20/33	JPY	2,126,550	22,854
Japan	2.000%	12/20/33	JPY	97,550	1,093
Japan	1.500%	3/20/34	JPY	2,630,900	28,017
Japan	2.400%	3/20/34	JPY	721,850	8,442
Japan	1.500%	6/20/34	JPY	1,888,550	20,143
Japan	2.500%	6/20/34	JPY	392,750	4,654
Japan	1.400%	9/20/34	JPY	6,050,700	63,900
Japan	2.500%	9/20/34	JPY	78,050	928
Japan	1.200%	12/20/34	JPY	2,304,100	23,800
Japan	2.400%	12/20/34	JPY	448,750	5,295
Japan	1.200%	3/20/35	JPY	3,455,300	35,720
Japan	2.300%	3/20/35	JPY	487,750	5,711
Japan	1.300%	6/20/35	JPY	2,528,450	26,479
Japan	2.300%	6/20/35	JPY	698,450	8,200
Japan	1.200%	9/20/35	JPY	2,263,100	23,429
Japan	2.500%	9/20/35	JPY	195,100	2,347
Japan	1.000%	12/20/35	JPY	3,196,400	32,278
Japan	2.300%	12/20/35	JPY	489,700	5,779
Japan	0.400%	3/20/36	JPY	2,891,300	26,894
Japan	2.500%	3/20/36	JPY	430,800	5,211
Japan	0.200%	6/20/36	JPY	4,036,250	36,410
Japan	2.500%	6/20/36	JPY	282,900	3,432
Japan	0.500%	9/20/36	JPY	2,873,750	27,066
Japan	2.500%	9/20/36	JPY	117,100	1,424
Japan	0.600%	12/20/36	JPY	9,597,100	91,645
Japan	2.300%	12/20/36	JPY	157,650	1,879
Japan	0.700%	3/20/37	JPY	7,804,750	75,580
Japan	2.400%	3/20/37	JPY	705,100	8,523
Japan	0.600%	6/20/37	JPY	3,545,050	33,803
Japan	0.600%	9/20/37	JPY	2,297,250	21,887
Japan	2.500%	9/20/37	JPY	3,350	41
Japan	0.600%	12/20/37	JPY	3,590,850	34,183
Japan	0.500%	3/20/38	JPY	8,722,650	81,658
Japan	2.500%	3/20/38	JPY	569,100	7,031
96

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.500%	6/20/38	JPY	5,370,950	50,222
Japan	0.700%	9/20/38	JPY	3,515,600	33,916
Japan	2.400%	9/20/38	JPY	494,000	6,057
Japan	0.500%	12/20/38	JPY	3,917,800	36,547
Japan	0.400%	3/20/39	JPY	4,955,200	45,385
Japan	2.300%	3/20/39	JPY	879,500	10,691
Japan	0.300%	6/20/39	JPY	4,260,850	38,281
Japan	0.300%	9/20/39	JPY	3,130,900	28,077
Japan	2.200%	9/20/39	JPY	1,741,800	20,972
Japan	0.300%	12/20/39	JPY	3,872,650	34,663
Japan	0.400%	3/20/40	JPY	4,962,500	45,154
Japan	2.300%	3/20/40	JPY	893,550	10,943
Japan	0.400%	6/20/40	JPY	5,498,850	49,952
Japan	0.400%	9/20/40	JPY	8,733,200	79,192
Japan	2.000%	9/20/40	JPY	3,510,000	41,350
Japan	0.500%	12/20/40	JPY	13,472,800	124,254
Japan	0.500%	3/20/41	JPY	3,000,000	27,623
Japan	2.200%	3/20/41	JPY	2,588,500	31,468
Japan	2.000%	9/20/41	JPY	2,516,150	29,815
Japan	2.000%	3/20/42	JPY	2,970,700	35,330
Japan	1.900%	9/20/42	JPY	3,693,550	43,398
Japan	1.800%	3/20/43	JPY	1,606,600	18,633
Japan	1.900%	6/20/43	JPY	1,444,800	17,057
Japan	1.800%	9/20/43	JPY	680,250	7,911
Japan	1.700%	12/20/43	JPY	1,020,700	11,688
Japan	1.700%	3/20/44	JPY	1,860,550	21,330
Japan	1.700%	6/20/44	JPY	1,249,700	14,344
Japan	1.700%	9/20/44	JPY	1,330,000	15,282
Japan	1.500%	12/20/44	JPY	2,031,900	22,550
Japan	1.500%	3/20/45	JPY	1,971,450	21,896
Japan	1.600%	6/20/45	JPY	819,400	9,277
Japan	1.400%	9/20/45	JPY	908,000	9,911
Japan	1.400%	12/20/45	JPY	1,555,500	16,988
Japan	0.800%	3/20/46	JPY	2,596,450	25,067
Japan	0.300%	6/20/46	JPY	1,131,550	9,707
Japan	0.500%	9/20/46	JPY	2,290,000	20,596
Japan	0.600%	12/20/46	JPY	2,077,750	19,113
Japan	0.800%	3/20/47	JPY	1,970,400	18,969
Japan	0.800%	6/20/47	JPY	2,276,900	21,901
Japan	0.800%	9/20/47	JPY	2,358,700	22,669
Japan	0.800%	12/20/47	JPY	5,529,850	53,103
Japan	0.800%	3/20/48	JPY	3,943,850	37,841
Japan	2.400%	3/20/48	JPY	156,100	2,064
Japan	0.700%	6/20/48	JPY	3,072,750	28,755
Japan	0.900%	9/20/48	JPY	2,613,200	25,630
Japan	0.700%	12/20/48	JPY	2,731,050	25,500
Japan	0.500%	3/20/49	JPY	2,884,500	25,554
Japan	2.200%	3/20/49	JPY	317,050	4,068
Japan	0.400%	6/20/49	JPY	3,248,050	27,962
Japan	0.400%	9/20/49	JPY	3,051,300	26,216
Japan	0.400%	12/20/49	JPY	2,597,100	22,271
Japan	0.400%	3/20/50	JPY	2,506,950	21,457
Japan	2.200%	3/20/50	JPY	437,050	5,634
Japan	0.600%	6/20/50	JPY	5,399,550	48,744
Japan	0.600%	9/20/50	JPY	3,570,600	32,185
97

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.700%	12/20/50	JPY	6,683,300	61,786
Japan	0.700%	3/20/51	JPY	2,000,000	18,450
Japan	2.200%	3/20/51	JPY	596,600	7,723
Japan	2.000%	3/20/52	JPY	1,948,200	24,421
Japan	1.900%	3/20/53	JPY	620,800	7,677
Japan	1.700%	3/20/54	JPY	1,399,800	16,674
Japan	1.400%	3/20/55	JPY	1,499,300	16,719
Japan	0.400%	3/20/56	JPY	3,060,450	25,589
Japan	0.900%	3/20/57	JPY	2,505,300	24,528
Japan	0.800%	3/20/58	JPY	3,137,100	29,811
Japan	0.500%	3/20/59	JPY	3,560,750	30,591
Japan	0.500%	3/20/60	JPY	5,456,850	46,772
Japan Expressway Holding and Debt Repayment Agency	0.895%	6/30/22	JPY	234,200	2,165
Japan Expressway Holding and Debt Repayment Agency	0.839%	7/29/22	JPY	97,600	902
Japan Expressway Holding and Debt Repayment Agency	0.801%	8/31/22	JPY	156,100	1,443
Japan Expressway Holding and Debt Repayment Agency	0.765%	9/20/22	JPY	40,000	370
Japan Expressway Holding and Debt Repayment Agency	0.796%	9/20/22	JPY	60,000	555
Japan Expressway Holding and Debt Repayment Agency	0.819%	9/30/22	JPY	292,700	2,709
Japan Expressway Holding and Debt Repayment Agency	0.791%	10/31/22	JPY	17,000	157
Japan Expressway Holding and Debt Repayment Agency	0.805%	11/30/22	JPY	306,100	2,836
Japan Expressway Holding and Debt Repayment Agency	0.834%	1/31/23	JPY	175,600	1,630
Japan Expressway Holding and Debt Repayment Agency	0.815%	2/28/23	JPY	108,900	1,011
Japan Expressway Holding and Debt Repayment Agency	0.668%	3/17/23	JPY	156,100	1,446
Japan Expressway Holding and Debt Repayment Agency	0.541%	4/28/23	JPY	156,100	1,444
Japan Expressway Holding and Debt Repayment Agency	0.882%	6/30/23	JPY	159,400	1,486
Japan Expressway Holding and Debt Repayment Agency	0.911%	7/31/23	JPY	253,700	2,369
Japan Expressway Holding and Debt Repayment Agency	0.669%	11/30/23	JPY	195,100	1,818
Japan Expressway Holding and Debt Repayment Agency	0.693%	12/28/23	JPY	97,600	911
Japan Expressway Holding and Debt Repayment Agency	0.660%	2/29/24	JPY	390,200	3,642
Japan Expressway Holding and Debt Repayment Agency	0.645%	3/29/24	JPY	195,100	1,821
Japan Expressway Holding and Debt Repayment Agency	0.669%	4/30/24	JPY	195,100	1,821
Japan Expressway Holding and Debt Repayment Agency	0.660%	5/31/24	JPY	195,100	1,824
Japan Expressway Holding and Debt Repayment Agency	0.601%	7/31/24	JPY	390,200	3,645
Japan Expressway Holding and Debt Repayment Agency	0.544%	9/30/24	JPY	4,900	46
Japan Expressway Holding and Debt Repayment Agency	0.539%	10/31/24	JPY	195,100	1,821
98

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.495%	11/29/24	JPY	296,600	2,765
Japan Expressway Holding and Debt Repayment Agency	0.466%	12/27/24	JPY	390,200	3,632
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/31/25	JPY	78,100	723
Japan Expressway Holding and Debt Repayment Agency	0.414%	2/28/25	JPY	79,800	742
Japan Expressway Holding and Debt Repayment Agency	0.450%	3/31/25	JPY	97,600	910
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	113,200	1,057
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	2,800	26
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	12,500	117
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	146,600	1,361
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	30,000	306
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	10,000	103
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	448,800	4,133
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	2,200	20
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	58,600	539
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	117,100	1,081
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	579,300	5,317
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	140,000	1,464
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	234,200	2,160
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	117,100	1,080
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	20,000	209
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	118,100	1,091
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	170,000	1,808
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	10,000	106
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	70,000	754
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	100,000	1,072
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	200,000	2,101
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	400,000	3,988
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	100,000	1,032
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	700,000	6,955
99

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	400,000	3,547
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	600,000	5,514
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	400,000	3,773
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	100,000	934
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	100,000	946
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	70,000	966
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	10,000	137
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	400,000	5,407
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	933
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	200,000	1,768
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	4,267
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	824
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	470,000	5,480
Japan Finance Corp.	0.001%	6/30/22	JPY	580,000	5,304
Japan Finance Corp.	0.001%	7/31/24	JPY	400,000	3,660
Japan Finance Organization for Municipalities	0.819%	9/16/22	JPY	195,100	1,805
Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	170,000	1,573
Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	292,700	2,717
Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	72,200	669
Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	100,000	926
Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	160,000	1,480
Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	195,100	1,819
Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	360,000	3,318
Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	60,000	560
Japan Finance Organization for Municipalities	0.835%	8/14/23	JPY	10,600	99
Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	9,800	91
Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	308,100	2,868
Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	195,100	1,818
Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	302,400	2,822
Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	596,600	5,570
Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	43,900	408
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	39,500	369
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	195,100	1,812
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	17,600	162
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	29,300	268
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	48,800	449
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	292,700	2,691
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	195,100	1,799
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	195,100	1,800
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	390,200	3,597
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	390,200	3,604
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	10,000	107
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,040,000	11,211
Japan Highway Public Corp.	2.700%	6/20/22	JPY	80,000	754
100

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Highway Public Corp.	1.540%	12/20/22	JPY	100,000	938
Japan Housing Finance Agency	0.075%	10/20/26	JPY	820,000	7,498
Major Joint Local Government Bond	1.010%	2/25/22	JPY	14,700	136
Major Joint Local Government Bond	0.890%	6/24/22	JPY	156,100	1,443
Major Joint Local Government Bond	0.820%	9/22/22	JPY	17,600	163
Major Joint Local Government Bond	0.800%	11/25/22	JPY	48,800	452
Major Joint Local Government Bond	0.720%	12/22/22	JPY	78,100	723
Major Joint Local Government Bond	0.840%	1/25/23	JPY	27,400	254
Major Joint Local Government Bond	0.680%	3/24/23	JPY	136,600	1,266
Major Joint Local Government Bond	0.910%	7/25/23	JPY	97,600	911
Major Joint Local Government Bond	0.820%	8/25/23	JPY	17,600	164
Major Joint Local Government Bond	0.680%	10/25/23	JPY	39,100	364
Major Joint Local Government Bond	0.660%	11/24/23	JPY	281,000	2,614
Major Joint Local Government Bond	0.710%	12/25/23	JPY	721,900	6,729
Major Joint Local Government Bond	0.760%	1/25/24	JPY	292,700	2,733
Major Joint Local Government Bond	0.689%	4/25/24	JPY	48,800	456
Major Joint Local Government Bond	0.674%	5/24/24	JPY	78,100	729
Major Joint Local Government Bond	0.659%	6/25/24	JPY	156,000	1,457
Major Joint Local Government Bond	0.611%	7/25/24	JPY	136,600	1,274
Major Joint Local Government Bond	0.566%	8/23/24	JPY	97,600	909
Major Joint Local Government Bond	0.554%	9/25/24	JPY	292,700	2,727
Major Joint Local Government Bond	0.456%	12/25/24	JPY	468,300	4,357
Major Joint Local Government Bond	0.448%	2/25/25	JPY	448,800	4,175
Major Joint Local Government Bond	0.470%	3/25/25	JPY	341,500	3,181
Major Joint Local Government Bond	0.406%	4/25/25	JPY	712,100	6,618
Major Joint Local Government Bond	0.553%	5/23/25	JPY	995,000	9,304
Major Joint Local Government Bond	0.548%	6/25/25	JPY	507,300	4,745
Major Joint Local Government Bond	0.553%	7/25/25	JPY	242,700	2,271
Major Joint Local Government Bond	0.500%	8/25/25	JPY	312,200	2,917
Major Joint Local Government Bond	0.510%	9/25/25	JPY	423,500	3,959
Major Joint Local Government Bond	0.496%	11/25/25	JPY	195,100	1,824
Major Joint Local Government Bond	0.469%	12/25/25	JPY	995,000	9,296
Major Joint Local Government Bond	0.145%	12/25/26	JPY	643,900	5,928
Major Joint Local Government Bond	0.180%	1/25/27	JPY	602,900	5,562
Major Joint Local Government Bond	0.245%	2/25/27	JPY	331,700	3,071
Major Joint Local Government Bond	0.210%	3/25/27	JPY	380,100	3,513
Major Joint Local Government Bond	0.215%	10/25/27	JPY	154,600	1,431
Major Joint Local Government Bond	0.240%	2/25/28	JPY	93,500	866
Major Joint Local Government Bond	0.180%	4/25/28	JPY	1,112,100	10,256
Major Joint Local Government Bond	0.200%	5/25/28	JPY	173,700	1,604
Major Joint Local Government Bond	0.205%	6/23/28	JPY	204,100	1,885
Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,155,900	10,653
Major Joint Local Government Bond	0.245%	8/25/28	JPY	66,400	615
Major Joint Local Government Bond	0.250%	9/25/28	JPY	265,900	2,463
Major Joint Local Government Bond	0.160%	1/25/29	JPY	314,100	2,889
Major Joint Local Government Bond	0.140%	2/22/29	JPY	312,000	2,865
Major Joint Local Government Bond	0.050%	9/25/29	JPY	9,800	89
Major Joint Local Government Bond	0.095%	2/25/30	JPY	5,900	54
Major Joint Local Government Bond	0.150%	6/25/30	JPY	195,100	1,788
Major Joint Local Government Bond	0.125%	10/25/30	JPY	94,700	865
Major Joint Local Government Bond	0.120%	11/25/30	JPY	12,700	116
Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,000,000	18,383
Osaka Prefecture	1.453%	9/26/34	JPY	50,000	526
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	58,600	542
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	36,100	334
101

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	156,100	1,451
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	87,800	817
	Tokyo Metropolitan Government	0.720%	12/20/23	JPY	5,900	55
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	390,200	3,638
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	136,600	1,273
	Tokyo Metropolitan Government	0.690%	3/19/24	JPY	37,100	346
	Tokyo Metropolitan Government	0.505%	9/20/24	JPY	136,600	1,271
	Tokyo Metropolitan Government	0.426%	12/20/24	JPY	27,400	255
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	195,100	1,811
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	483,000	4,493
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	146,400	1,367
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	97,600	912
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	97,600	911
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	214,700	2,004
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	130,800	1,221
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	34,700	318
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	390,200	3,607
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	312,200	2,843
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	20,000	216
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	20,000	208
						6,447,314
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	294	577
Kazakhstan (0.0%)
[2]	Republic of Kazakhstan	1.550%	11/9/23	EUR	614	761
	Republic of Kazakhstan	1.550%	11/9/23	EUR	390	483
	Republic of Kazakhstan	0.600%	9/30/26	EUR	487	584
[2]	Republic of Kazakhstan	0.600%	9/30/26	EUR	1,229	1,474
	Republic of Kazakhstan	2.375%	11/9/28	EUR	1,950	2,610
[2]	Republic of Kazakhstan	1.500%	9/30/34	EUR	936	1,132
						7,044
Latvia (0.0%)
	Republic of Latvia	2.875%	4/30/24	EUR	195	258
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	2,692	3,683
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	585	824
Malaysia (0.7%)
	Federation of Malaysia	3.418%	8/15/22	MYR	2,926	727
	Federation of Malaysia	3.795%	9/30/22	MYR	31,214	7,809
	Federation of Malaysia	3.480%	3/15/23	MYR	41,067	10,273
	Federation of Malaysia	3.757%	4/20/23	MYR	19,509	4,908
	Federation of Malaysia	3.800%	8/17/23	MYR	32,190	8,133
	Federation of Malaysia	3.478%	6/14/24	MYR	50,724	12,794
	Federation of Malaysia	4.181%	7/15/24	MYR	27,703	7,127
	Federation of Malaysia	4.059%	9/30/24	MYR	10,535	2,705
	Federation of Malaysia	3.882%	3/14/25	MYR	26,582	6,804
	Federation of Malaysia	3.955%	9/15/25	MYR	91,108	23,514
	Federation of Malaysia	4.392%	4/15/26	MYR	13,656	3,595
	Federation of Malaysia	3.906%	7/15/26	MYR	36,872	9,535
	Federation of Malaysia	3.900%	11/30/26	MYR	25,654	6,659
	Federation of Malaysia	3.899%	11/16/27	MYR	48,924	12,608
	Federation of Malaysia	3.733%	6/15/28	MYR	50,021	12,799
102

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	3.885%	8/15/29	MYR	66,780	17,124
Federation of Malaysia	4.498%	4/15/30	MYR	27,410	7,314
Federation of Malaysia	2.632%	4/15/31	MYR	19,822	4,633
Federation of Malaysia	4.232%	6/30/31	MYR	4,038	1,051
Federation of Malaysia	4.127%	4/15/32	MYR	4,877	1,250
Federation of Malaysia	3.844%	4/15/33	MYR	59,220	14,464
Federation of Malaysia	4.642%	11/7/33	MYR	29,682	7,797
Federation of Malaysia	3.828%	7/5/34	MYR	51,396	12,557
Federation of Malaysia	4.254%	5/31/35	MYR	20,874	5,246
Federation of Malaysia	4.762%	4/7/37	MYR	9,091	2,389
Federation of Malaysia	4.893%	6/8/38	MYR	38,530	10,131
Federation of Malaysia	3.757%	5/22/40	MYR	27,313	6,338
Federation of Malaysia	4.417%	9/30/41	MYR	20,000	5,005
Federation of Malaysia	4.935%	9/30/43	MYR	1,813	482
Federation of Malaysia	4.736%	3/15/46	MYR	6,828	1,757
Federation of Malaysia	4.921%	7/6/48	MYR	22,240	5,878
Federation of Malaysia	4.065%	6/15/50	MYR	9,465	2,205
Malaysia Government Investment Issue	3.151%	5/15/23	MYR	10,000	2,488
Malaysia Government Investment Issue	3.655%	10/15/24	MYR	10,000	2,539
Malaysia Government Investment Issue	3.726%	3/31/26	MYR	20,000	5,129
Malaysia Government Investment Issue	4.130%	7/9/29	MYR	30,000	7,789
Malaysia Government Investment Issue	3.465%	10/15/30	MYR	10,000	2,477
Malaysia Government Investment Issue	4.119%	11/30/34	MYR	12,500	3,109
Malaysia Government Investment Issue	4.467%	9/15/39	MYR	25,000	6,239
Malaysia Government Investment Issue	4.638%	11/15/49	MYR	15,000	3,744
					269,125
Mexico (0.6%)
Mexican Bonos	6.500%	6/9/22	MXN	440,900	22,171
Mexican Bonos	6.750%	3/9/23	MXN	156,000	7,930
Mexican Bonos	8.000%	12/7/23	MXN	391,900	20,650
Mexican Bonos	8.000%	9/5/24	MXN	257,600	13,647
Mexican Bonos	10.000%	12/5/24	MXN	283,500	15,988
Mexican Bonos	5.750%	3/5/26	MXN	536,000	26,221
Mexican Bonos	7.500%	6/3/27	MXN	426,700	22,367
Mexican Bonos	8.500%	5/31/29	MXN	343,300	18,867
Mexican Bonos	7.750%	5/29/31	MXN	343,200	17,972
Mexican Bonos	7.750%	11/23/34	MXN	99,400	5,131
Mexican Bonos	10.000%	11/20/36	MXN	37,500	2,296
Mexican Bonos	10.000%	11/20/36	MXN	96,900	6,049
Mexican Bonos	8.500%	11/18/38	MXN	312,800	16,679
Mexican Bonos	7.750%	11/13/42	MXN	222,000	10,904
Mexican Bonos	8.000%	11/7/47	MXN	284,500	14,067
United Mexican States	1.625%	3/6/24	EUR	585	734
United Mexican States	1.375%	1/15/25	EUR	2,101	2,637
United Mexican States	1.625%	4/8/26	EUR	800	1,013
United Mexican States	1.350%	9/18/27	EUR	1,184	1,462
United Mexican States	1.750%	4/17/28	EUR	3,219	4,009
United Mexican States	3.625%	4/9/29	EUR	1,794	2,472
United Mexican States	1.125%	1/17/30	EUR	1,488	1,722
United Mexican States	3.375%	2/23/31	EUR	3,511	4,814
United Mexican States	1.450%	10/25/33	EUR	1,505	1,691
United Mexican States	2.875%	4/8/39	EUR	1,928	2,359
United Mexican States	3.000%	3/6/45	EUR	1,092	1,341
United Mexican States	2.125%	10/25/51	EUR	3,719	3,661
United Mexican States	5.625%	3/19/14	GBP	1,171	1,722
103

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Mexican States	4.000%	3/15/15	EUR	663	834
						251,410
Netherlands (1.9%)
	BNG Bank NV	0.375%	1/14/22	EUR	2,926	3,544
	BNG Bank NV	0.500%	8/26/22	EUR	7,218	8,798
	BNG Bank NV	2.250%	8/30/22	EUR	975	1,216
	BNG Bank NV	4.750%	3/6/23	AUD	3,648	3,037
	BNG Bank NV	3.875%	5/26/23	EUR	5,462	7,163
	BNG Bank NV	0.050%	7/11/23	EUR	8,000	9,737
	BNG Bank NV	5.250%	5/20/24	AUD	1,560	1,374
	BNG Bank NV	0.250%	6/7/24	EUR	1,170	1,437
	BNG Bank NV	0.050%	7/13/24	EUR	4,877	5,957
	BNG Bank NV	1.125%	9/4/24	EUR	273	346
	BNG Bank NV	0.200%	11/9/24	EUR	3,901	4,794
	BNG Bank NV	0.500%	4/16/25	EUR	3,804	4,738
	BNG Bank NV	0.250%	5/7/25	EUR	5,569	6,872
	BNG Bank NV	3.250%	7/15/25	AUD	1,980	1,679
	BNG Bank NV	1.000%	1/12/26	EUR	2,926	3,741
	BNG Bank NV	0.125%	4/11/26	EUR	1,424	1,750
	BNG Bank NV	0.625%	6/19/27	EUR	2,887	3,653
	BNG Bank NV	3.500%	7/19/27	AUD	1,521	1,319
	BNG Bank NV	0.750%	1/11/28	EUR	4,506	5,755
	BNG Bank NV	3.300%	7/17/28	AUD	3,862	3,307
	BNG Bank NV	5.200%	12/7/28	GBP	650	1,166
	BNG Bank NV	0.750%	1/24/29	EUR	975	1,249
	BNG Bank NV	0.100%	1/15/30	EUR	2,926	3,558
	BNG Bank NV	1.375%	10/21/30	EUR	1,170	1,582
	BNG Bank NV	0.125%	7/9/35	EUR	2,926	3,402
	BNG Bank NV	0.875%	10/17/35	EUR	975	1,252
	BNG Bank NV	0.875%	10/24/36	EUR	8,000	10,249
	BNG Bank NV	1.500%	3/29/38	EUR	585	818
	BNG Bank NV	1.500%	7/15/39	EUR	780	1,097
[2]	Kingdom of Netherlands	2.250%	7/15/22	EUR	11,286	14,046
[2]	Kingdom of Netherlands	3.750%	1/15/23	EUR	2,005	2,595
[2]	Kingdom of Netherlands	1.750%	7/15/23	EUR	28,805	36,504
[2]	Kingdom of Netherlands	0.000%	1/15/24	EUR	5,169	6,328
[2]	Kingdom of Netherlands	2.000%	7/15/24	EUR	14,144	18,461
[2]	Kingdom of Netherlands	0.250%	7/15/25	EUR	20,900	26,003
[2]	Kingdom of Netherlands	0.500%	7/15/26	EUR	50,000	63,231
[2]	Kingdom of Netherlands	0.000%	1/15/27	EUR	80,000	98,488
[2]	Kingdom of Netherlands	0.750%	7/15/27	EUR	13,958	17,986
[2]	Kingdom of Netherlands	5.500%	1/15/28	EUR	8,931	15,001
[2]	Kingdom of Netherlands	0.750%	7/15/28	EUR	19,622	25,388
[2]	Kingdom of Netherlands	0.250%	7/15/29	EUR	30,922	38,596
[2]	Kingdom of Netherlands	0.000%	7/15/30	EUR	41,945	51,025
[2]	Kingdom of Netherlands	2.500%	1/15/33	EUR	7,901	12,277
[2]	Kingdom of Netherlands	4.000%	1/15/37	EUR	19,907	38,257
[2]	Kingdom of Netherlands	0.500%	1/15/40	EUR	18,680	23,443
[2]	Kingdom of Netherlands	3.750%	1/15/42	EUR	21,239	43,473
[2]	Kingdom of Netherlands	2.750%	1/15/47	EUR	15,087	28,880
[2]	Kingdom of Netherlands	0.000%	1/15/52	EUR	18,779	19,747
	Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	2,263	2,764
	Nederlandse Waterschapsbank NV	0.500%	1/19/23	EUR	10,000	12,240
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	585	675
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	4,877	5,969
104

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	1,660	1,457
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	690	589
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	3,000	4,084
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	1,760	1,494
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	1,950	2,826
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	1,170	1,518
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	780	676
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	880	754
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	1,100	1,378
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	1,200	1,868
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	1,950	3,835
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	3,550	4,755
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	975	1,367
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	8,252	10,156
						742,724
New Zealand (0.4%)
	Auckland Council	0.625%	11/13/24	EUR	1,950	2,423
	Auckland Council	0.125%	9/26/29	EUR	604	716
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	2,080	1,624
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	5,180	3,866
	New Zealand	5.500%	4/15/23	NZD	8,779	6,921
	New Zealand	0.500%	5/15/24	NZD	27,656	19,831
	New Zealand	2.750%	4/15/25	NZD	28,875	22,370
	New Zealand	0.500%	5/15/26	NZD	9,000	6,321
	New Zealand	4.500%	4/15/27	NZD	10,925	9,387
	New Zealand	0.250%	5/15/28	NZD	14,487	9,656
	New Zealand	3.000%	4/20/29	NZD	22,534	18,090
	New Zealand	1.500%	5/15/31	NZD	11,120	7,842
	New Zealand	3.500%	4/14/33	NZD	7,803	6,536
	New Zealand	2.750%	4/15/37	NZD	14,946	11,437
	New Zealand	1.750%	5/15/41	NZD	5,850	3,691
	New Zealand Local Government Funding Agency Bond	5.500%	4/15/23	NZD	975	765
	New Zealand Local Government Funding Agency Bond	2.250%	4/15/24	NZD	2,185	1,632
	New Zealand Local Government Funding Agency Bond	2.750%	4/15/25	NZD	1,755	1,341
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	1,950	1,410
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	390	327
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	3,901	2,710
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	2,823	2,242
						141,138
Norway (0.3%)
[2]	Kingdom of Norway	3.750%	5/25/21	NOK	45,120	5,430
[2]	Kingdom of Norway	2.000%	5/24/23	NOK	76,655	9,495
[2]	Kingdom of Norway	3.000%	3/14/24	NOK	110,735	14,178
[2]	Kingdom of Norway	1.750%	3/13/25	NOK	34,141	4,240
[2]	Kingdom of Norway	1.500%	2/19/26	NOK	25,362	3,117
[2]	Kingdom of Norway	1.750%	2/17/27	NOK	29,849	3,711
[2]	Kingdom of Norway	2.000%	4/26/28	NOK	39,018	4,927
[2]	Kingdom of Norway	1.750%	9/6/29	NOK	169,629	20,999
105

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Kingdom of Norway	1.375%	8/19/30	NOK	116,521	13,934
	Kommunalbanken AS	4.500%	7/18/22	AUD	721	584
	Kommunalbanken AS	4.500%	4/17/23	AUD	1,550	1,291
	Kommunalbanken AS	2.700%	9/5/23	AUD	156	126
	Kommunalbanken AS	1.500%	12/15/23	GBP	2,926	4,162
	Kommunalbanken AS	5.250%	7/15/24	AUD	1,224	1,084
	Kommunalbanken AS	0.625%	4/20/26	EUR	1,560	1,951
	Kommunalbanken AS	3.000%	12/9/26	AUD	1,756	1,480
	Kommunalbanken AS	0.875%	5/24/27	EUR	5,599	7,135
	Kommunalbanken AS	3.400%	7/24/28	AUD	1,560	1,346
	Kommunalbanken AS	0.050%	10/24/29	EUR	1,833	2,192
						101,382
Peru (0.1%)
	Republic of Peru	5.700%	8/12/24	PEN	10,000	2,964
	Republic of Peru	2.750%	1/30/26	EUR	2,731	3,588
	Republic of Peru	8.200%	8/12/26	PEN	12,500	4,195
	Republic of Peru	6.350%	8/12/28	PEN	15,000	4,423
	Republic of Peru	5.940%	2/12/29	PEN	26,704	7,603
	Republic of Peru	3.750%	3/1/30	EUR	390	556
	Republic of Peru	6.950%	8/12/31	PEN	15,000	4,429
	Republic of Peru	6.150%	8/12/32	PEN	15,772	4,360
	Republic of Peru	1.250%	3/11/33	EUR	2,000	2,291
	Republic of Peru	5.400%	8/12/34	PEN	14,290	3,611
	Republic of Peru	6.900%	8/12/37	PEN	15,000	4,270
	Republic of Peru	5.350%	8/12/40	PEN	18,907	4,418
	Republic of Peru	6.850%	2/12/42	PEN	7,500	2,083
						48,791
Philippines (0.0%)
	Republic of Philippines	0.250%	4/28/25	EUR	1,121	1,341
	Republic of Philippines	0.875%	5/17/27	EUR	1,533	1,868
	Republic of Philippines	0.700%	2/3/29	EUR	994	1,188
	Republic of Philippines	1.200%	4/28/33	EUR	1,710	2,037
						6,434
Poland (0.5%)
[12]	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	1,011	1,285
[12]	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	780	1,018
[12]	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	1,000	1,314
[12]	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	175	238
	Republic of Poland	4.500%	1/18/22	EUR	1,270	1,580
	Republic of Poland	5.750%	9/23/22	PLN	8,291	2,359
	Republic of Poland	3.750%	1/19/23	EUR	897	1,155
	Republic of Poland	2.500%	1/25/23	PLN	28,093	7,712
	Republic of Poland	4.000%	10/25/23	PLN	40,847	11,794
	Republic of Poland	2.500%	4/25/24	PLN	21,448	6,016
	Republic of Poland	3.375%	7/9/24	EUR	1,170	1,571
	Republic of Poland	2.250%	10/25/24	PLN	9,754	2,728
	Republic of Poland	5.250%	1/20/25	EUR	1,443	2,089
	Republic of Poland	0.000%	2/10/25	EUR	2,926	3,545
	Republic of Poland	0.750%	4/25/25	PLN	88,386	23,428
	Republic of Poland	3.250%	7/25/25	PLN	25,557	7,446
	Republic of Poland	1.500%	9/9/25	EUR	975	1,258
	Republic of Poland	1.500%	1/19/26	EUR	9,325	12,104
	Republic of Poland	2.500%	7/25/26	PLN	50,139	14,276
	Republic of Poland	1.125%	8/7/26	EUR	682	874
106

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	0.250%	10/25/26	PLN	49,080	12,390
	Republic of Poland	0.875%	5/10/27	EUR	6,399	8,127
	Republic of Poland	2.500%	7/25/27	PLN	30,239	8,608
	Republic of Poland	1.375%	10/22/27	EUR	790	1,037
	Republic of Poland	2.750%	4/25/28	PLN	51,366	14,824
	Republic of Poland	1.000%	10/25/28	EUR	565	723
	Republic of Poland	5.750%	4/25/29	PLN	5,043	1,761
	Republic of Poland	2.750%	10/25/29	PLN	25,000	7,199
	Republic of Poland	1.250%	10/25/30	PLN	44,871	11,355
	Republic of Poland	2.375%	1/18/36	EUR	2,597	3,805
	Republic of Poland	4.000%	4/25/47	PLN	12,477	4,469
						178,088
Portugal (0.6%)
[2]	Portugal Obrigacoes do Tesouro OT	4.950%	10/25/23	EUR	33,706	46,065
[2]	Portugal Obrigacoes do Tesouro OT	5.650%	2/15/24	EUR	15,607	22,000
[2]	Portugal Obrigacoes do Tesouro OT	2.875%	10/15/25	EUR	15,819	21,723
[2]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	6,439	9,701
[2]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	8,530	10,732
[2]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	22,265	30,516
[2]	Portugal Obrigacoes do Tesouro OT	3.875%	2/15/30	EUR	7,803	12,288
[2]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	14,632	17,749
[2]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	13,656	19,584
[2]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	12,326	14,983
[2]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	3,258	5,806
[2]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	8,584	16,471
[2]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	20,886	22,468
						250,086
Romania (0.1%)
	Romania	3.625%	4/24/24	EUR	1,014	1,347
	Romania	2.750%	10/29/25	EUR	3,294	4,382
[2]	Romania	2.750%	2/26/26	EUR	725	960
[2]	Romania	2.000%	12/8/26	EUR	712	917
	Romania	2.375%	4/19/27	EUR	4,389	5,723
	Romania	2.875%	5/26/28	EUR	6,540	8,701
[2]	Romania	1.375%	12/2/29	EUR	630	754
	Romania	2.500%	2/8/30	EUR	1,365	1,747
[2]	Romania	3.624%	5/26/30	EUR	608	843
	Romania	3.624%	5/26/30	EUR	3,500	4,851
	Romania	2.124%	7/16/31	EUR	595	733
[2]	Romania	2.124%	7/16/31	EUR	840	1,035
	Romania	2.000%	1/28/32	EUR	4,000	4,831
[2]	Romania	2.000%	1/28/32	EUR	877	1,059
[2]	Romania	2.000%	4/14/33	EUR	1,600	1,898
	Romania	3.875%	10/29/35	EUR	1,560	2,175
	Romania	3.375%	2/8/38	EUR	2,500	3,246
	Romania	4.125%	3/11/39	EUR	585	823
[2]	Romania	2.625%	12/2/40	EUR	390	459
[2]	Romania	2.750%	4/14/41	EUR	2,000	2,362
[2]	Romania	4.625%	4/3/49	EUR	1,655	2,451
	Romania	4.625%	4/3/49	EUR	1,950	2,888
[2]	Romania	3.375%	1/28/50	EUR	1,950	2,448
						56,633
107

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Russia (0.4%)
	Russian Federation	7.600%	7/20/22	RUB	507,242	6,909
	Russian Federation	7.400%	12/7/22	RUB	145,344	1,983
	Russian Federation	7.000%	1/25/23	RUB	297,517	4,040
	Russian Federation	7.000%	8/16/23	RUB	598,936	8,156
	Russian Federation	6.500%	2/28/24	RUB	503,731	6,773
	Russian Federation	7.400%	7/17/24	RUB	1,536,311	21,119
	Russian Federation	7.100%	10/16/24	RUB	58,528	798
	Russian Federation	4.500%	7/16/25	RUB	600,000	7,433
	Russian Federation	7.150%	11/12/25	RUB	468,224	6,404
[2]	Russian Federation	2.875%	12/4/25	EUR	2,400	3,150
	Russian Federation	7.950%	10/7/26	RUB	458,469	6,473
	Russian Federation	8.150%	2/3/27	RUB	869,043	12,399
	Russian Federation	6.000%	10/6/27	RUB	331,658	4,252
	Russian Federation	7.050%	1/19/28	RUB	516,997	6,988
	Russian Federation	6.900%	5/23/29	RUB	565,575	7,525
	Russian Federation	7.650%	4/10/30	RUB	985,280	13,736
	Russian Federation	1.850%	11/20/32	EUR	2,000	2,362
	Russian Federation	7.700%	3/23/33	RUB	358,971	5,012
	Russian Federation	7.250%	5/10/34	RUB	689,752	9,296
	Russian Federation	6.100%	7/18/35	RUB	700,000	8,469
	Russian Federation	7.700%	3/16/39	RUB	166,000	2,338
						145,615
Saudi Arabia (0.1%)
[2]	Kingdom of Saudi Arabia	0.000%	3/3/24	EUR	7,200	8,633
[2]	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	1,950	2,399
[2]	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	3,000	3,614
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	2,848	3,596
						18,242
Singapore (0.4%)
	Housing & Development Board	2.505%	6/27/24	SGD	500	395
	Housing & Development Board	3.100%	7/24/24	SGD	2,000	1,609
	Housing & Development Board	2.495%	3/11/26	SGD	500	398
	Housing & Development Board	2.035%	9/16/26	SGD	2,000	1,559
	Housing & Development Board	2.675%	1/22/29	SGD	1,000	807
	Housing & Development Board	2.598%	10/30/29	SGD	1,250	1,000
	Housing & Development Board	3.080%	5/31/30	SGD	3,000	2,490
	Housing & Development Board	2.545%	7/4/31	SGD	750	595
	Republic of Singapore	1.750%	4/1/22	SGD	3,901	2,968
	Republic of Singapore	3.125%	9/1/22	SGD	13,461	10,481
	Republic of Singapore	1.750%	2/1/23	SGD	19,509	14,995
	Republic of Singapore	2.750%	7/1/23	SGD	21,980	17,323
	Republic of Singapore	2.000%	2/1/24	SGD	14,730	11,506
	Republic of Singapore	3.000%	9/1/24	SGD	11,219	9,095
	Republic of Singapore	2.375%	6/1/25	SGD	9,754	7,831
	Republic of Singapore	0.500%	11/1/25	SGD	5,000	3,710
	Republic of Singapore	2.125%	6/1/26	SGD	8,094	6,437
	Republic of Singapore	3.500%	3/1/27	SGD	10,808	9,204
	Republic of Singapore	2.625%	5/1/28	SGD	7,748	6,328
	Republic of Singapore	2.875%	7/1/29	SGD	12,621	10,508
	Republic of Singapore	2.875%	9/1/30	SGD	12,425	10,351
	Republic of Singapore	3.375%	9/1/33	SGD	9,242	8,113
	Republic of Singapore	2.250%	8/1/36	SGD	11,925	9,303
	Republic of Singapore	2.375%	7/1/39	SGD	7,725	6,149
	Republic of Singapore	2.750%	4/1/42	SGD	4,191	3,545
108

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	2.750%	3/1/46	SGD	17,218	14,698
	Republic of Singapore	1.875%	3/1/50	SGD	6,240	4,607
						176,005
Slovakia (0.2%)
	Slovak Republic	3.000%	2/28/23	EUR	975	1,248
	Slovak Republic	0.000%	11/13/23	EUR	12,251	14,899
	Slovak Republic	0.000%	6/17/24	EUR	7,800	9,528
	Slovak Republic	3.375%	11/15/24	EUR	3,901	5,339
	Slovak Republic	0.250%	5/14/25	EUR	1,950	2,408
	Slovak Republic	0.625%	5/22/26	EUR	2,536	3,209
	Slovak Republic	1.375%	1/21/27	EUR	4,135	5,452
	Slovak Republic	1.000%	6/12/28	EUR	6,588	8,603
	Slovak Republic	3.625%	1/16/29	EUR	585	909
	Slovak Republic	0.750%	4/9/30	EUR	7,087	9,108
	Slovak Republic	1.000%	10/9/30	EUR	818	1,074
	Slovak Republic	1.625%	1/21/31	EUR	2,828	3,954
	Slovak Republic	1.000%	5/14/32	EUR	8,207	10,822
	Slovak Republic	1.875%	3/9/37	EUR	1,980	2,903
	Slovak Republic	2.000%	10/17/47	EUR	3,194	4,875
	Slovak Republic	2.250%	6/12/68	EUR	487	849
						85,180
Slovenia (0.1%)
	Republic of Slovenia	4.625%	9/9/24	EUR	780	1,102
	Republic of Slovenia	2.125%	7/28/25	EUR	975	1,301
	Republic of Slovenia	5.125%	3/30/26	EUR	1,560	2,387
	Republic of Slovenia	1.250%	3/22/27	EUR	2,731	3,579
	Republic of Slovenia	1.000%	3/6/28	EUR	6,828	8,855
	Republic of Slovenia	1.188%	3/14/29	EUR	1,950	2,571
	Republic of Slovenia	0.275%	1/14/30	EUR	2,926	3,589
	Republic of Slovenia	0.000%	2/12/31	EUR	11,000	13,040
	Republic of Slovenia	1.500%	3/25/35	EUR	2,341	3,179
	Republic of Slovenia	1.750%	11/3/40	EUR	1,950	2,772
	Republic of Slovenia	3.125%	8/7/45	EUR	1,950	3,475
	Republic of Slovenia	0.488%	10/20/50	EUR	3,990	4,227
						50,077
South Korea (2.5%)
	Export-Import Bank of Korea	0.500%	5/30/22	EUR	967	1,171
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	195	239
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	1,950	2,384
	Korea Development Bank	0.625%	7/17/23	EUR	2,628	3,214
	Korea Gas Corp.	0.000%	11/28/23	CHF	780	863
[2]	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	936	1,154
[2]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	975	1,181
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	9,520	11,531
[2]	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	2,828	3,423
	Republic of Korea	1.250%	12/10/22	KRW	100,000,000	90,450
	Republic of Korea	0.750%	3/10/23	KRW	5,000,000	4,478
	Republic of Korea	2.375%	3/10/23	KRW	20,000,000	18,454
	Republic of Korea	1.000%	6/10/23	KRW	100,000,000	89,883
	Republic of Korea	0.875%	12/10/23	KRW	30,000,000	26,778
	Republic of Korea	1.875%	3/10/24	KRW	15,000,000	13,730
	Republic of Korea	1.375%	9/10/24	KRW	60,000,000	53,959
	Republic of Korea	3.000%	9/10/24	KRW	15,000,000	14,205
	Republic of Korea	1.500%	3/10/25	KRW	40,000,000	35,962
109

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.250%	6/10/25	KRW	15,000,000	13,856
	Republic of Korea	1.125%	9/10/25	KRW	60,000,000	52,884
	Republic of Korea	0.000%	9/16/25	EUR	2,417	2,921
	Republic of Korea	2.250%	12/10/25	KRW	20,000,000	18,473
	Republic of Korea	1.250%	3/10/26	KRW	50,000,000	44,083
	Republic of Korea	1.875%	6/10/26	KRW	10,000,000	9,067
	Republic of Korea	1.500%	12/10/26	KRW	10,000,000	8,861
	Republic of Korea	2.125%	6/10/27	KRW	10,000,000	9,141
	Republic of Korea	2.375%	12/10/27	KRW	10,000,000	9,285
	Republic of Korea	5.500%	3/10/28	KRW	5,000,000	5,548
	Republic of Korea	2.625%	6/10/28	KRW	15,000,000	14,171
	Republic of Korea	2.375%	12/10/28	KRW	10,000,000	9,292
	Republic of Korea	1.875%	6/10/29	KRW	10,000,000	8,934
	Republic of Korea	1.375%	12/10/29	KRW	55,000,000	46,861
	Republic of Korea	5.500%	12/10/29	KRW	13,000,000	14,863
	Republic of Korea	1.375%	6/10/30	KRW	55,000,000	46,462
	Republic of Korea	4.000%	12/10/31	KRW	20,000,000	21,165
	Republic of Korea	3.750%	12/10/33	KRW	10,000,000	10,531
	Republic of Korea	2.625%	9/10/35	KRW	20,000,000	18,825
	Republic of Korea	2.250%	9/10/37	KRW	30,000,000	26,945
	Republic of Korea	2.375%	9/10/38	KRW	3,000,000	2,744
	Republic of Korea	1.125%	9/10/39	KRW	20,000,000	14,949
	Republic of Korea	1.500%	9/10/40	KRW	27,000,000	21,434
	Republic of Korea	3.000%	12/10/42	KRW	16,000,000	16,238
	Republic of Korea	2.750%	12/10/44	KRW	20,000,000	19,653
	Republic of Korea	2.000%	3/10/46	KRW	20,000,000	17,167
	Republic of Korea	2.125%	3/10/47	KRW	28,000,000	24,611
	Republic of Korea	2.625%	3/10/48	KRW	29,950,000	29,007
	Republic of Korea	2.000%	3/10/49	KRW	35,000,000	29,895
	Republic of Korea	1.500%	3/10/50	KRW	56,000,000	42,427
	Republic of Korea	1.875%	3/10/51	KRW	16,500,000	13,646
	Republic of Korea	1.500%	9/10/66	KRW	3,000,000	2,108
	Republic of Korea	2.000%	9/10/68	KRW	4,000,000	3,311
	Republic of Korea	1.625%	9/10/70	KRW	7,000,000	5,084
						1,007,501
Spain (4.5%)
	Adif Alta Velocidad	3.500%	5/27/24	EUR	2,400	3,216
	Adif Alta Velocidad	1.875%	1/28/25	EUR	3,000	3,887
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	1,746	2,246
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	4,194	5,719
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	335	419
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	2,731	3,544
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	4,150	6,128
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	3,316	4,474
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	2,658	3,532
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	3,901	5,128
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	975	1,334
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	769	922
	Basque Government	0.850%	4/30/30	EUR	3,901	4,871
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.500%	3/17/23	EUR	5,900	7,209
	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	1,000	1,240
	Instituto de Credito Oficial	0.750%	10/31/23	EUR	585	724
[2]	Kingdom of Spain	5.400%	1/31/23	EUR	27,426	36,378
110

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Spain	0.000%	4/30/23	EUR	104,194	126,490
	Kingdom of Spain	0.350%	7/30/23	EUR	11,382	13,941
[2]	Kingdom of Spain	4.400%	10/31/23	EUR	15,704	21,201
[2]	Kingdom of Spain	4.800%	1/31/24	EUR	10,015	13,786
[2]	Kingdom of Spain	3.800%	4/30/24	EUR	16,157	21,894
	Kingdom of Spain	0.000%	5/31/24	EUR	150,000	182,485
[2]	Kingdom of Spain	0.250%	7/30/24	EUR	40,131	49,258
[2]	Kingdom of Spain	2.750%	10/31/24	EUR	37,614	50,170
[2]	Kingdom of Spain	1.600%	4/30/25	EUR	37,507	48,549
[2]	Kingdom of Spain	4.650%	7/30/25	EUR	3,659	5,325
[2]	Kingdom of Spain	2.150%	10/31/25	EUR	13,871	18,483
	Kingdom of Spain	0.000%	1/31/26	EUR	19,509	23,661
[2]	Kingdom of Spain	1.950%	4/30/26	EUR	43,578	57,994
[2]	Kingdom of Spain	5.900%	7/30/26	EUR	30,707	48,656
[2]	Kingdom of Spain	1.500%	4/30/27	EUR	26,628	34,987
[2]	Kingdom of Spain	0.800%	7/30/27	EUR	48,773	61,493
[2]	Kingdom of Spain	1.450%	10/31/27	EUR	7,686	10,083
	Kingdom of Spain	0.000%	1/31/28	EUR	50,000	59,764
[2]	Kingdom of Spain	1.400%	4/30/28	EUR	23,820	31,219
[2]	Kingdom of Spain	1.400%	7/30/28	EUR	46,151	60,563
[2]	Kingdom of Spain	5.150%	10/31/28	EUR	40,596	66,943
	Kingdom of Spain	6.000%	1/31/29	EUR	2,356	4,097
[2]	Kingdom of Spain	1.450%	4/30/29	EUR	25,396	33,460
[2]	Kingdom of Spain	0.600%	10/31/29	EUR	7,285	8,979
[2]	Kingdom of Spain	1.950%	7/30/30	EUR	42,466	58,316
[2]	Kingdom of Spain	1.250%	10/31/30	EUR	125,139	161,915
[2]	Kingdom of Spain	0.100%	4/30/31	EUR	40,000	46,240
	Kingdom of Spain	5.750%	7/30/32	EUR	2,207	4,155
[2]	Kingdom of Spain	2.350%	7/30/33	EUR	13,837	19,899
[2]	Kingdom of Spain	1.850%	7/30/35	EUR	3,467	4,734
[2]	Kingdom of Spain	4.200%	1/31/37	EUR	28,206	50,366
[2]	Kingdom of Spain	0.850%	7/30/37	EUR	52,558	61,844
[2]	Kingdom of Spain	4.900%	7/30/40	EUR	7,409	14,840
[2]	Kingdom of Spain	1.200%	10/31/40	EUR	24,386	29,587
[2]	Kingdom of Spain	4.700%	7/30/41	EUR	35,585	70,331
[2]	Kingdom of Spain	5.150%	10/31/44	EUR	15,840	34,179
[2]	Kingdom of Spain	2.900%	10/31/46	EUR	20,333	32,763
[2]	Kingdom of Spain	2.700%	10/31/48	EUR	15,374	24,059
[2]	Kingdom of Spain	3.450%	7/30/66	EUR	14,241	26,108
[2]	Kingdom of Spain	1.450%	10/31/71	EUR	25,000	26,123
						1,809,911
Supranational (3.5%)
	African Development Bank	0.250%	1/24/24	EUR	1,580	1,936
	African Development Bank	4.750%	3/6/24	AUD	1,287	1,112
	African Development Bank	0.250%	11/21/24	EUR	4,409	5,425
	African Development Bank	4.000%	1/10/25	AUD	2,795	2,405
	African Development Bank	4.500%	6/2/26	AUD	1,215	1,096
	African Development Bank	0.125%	10/7/26	EUR	780	955
	African Development Bank	3.300%	7/27/27	AUD	195	167
	African Development Bank	0.500%	3/21/29	EUR	11,280	14,057
	Asian Development Bank	1.000%	12/15/22	GBP	468	655
	Asian Development Bank	3.000%	1/17/23	NZD	1,950	1,455
	Asian Development Bank	0.200%	5/25/23	EUR	2,760	3,366
	Asian Development Bank	2.450%	1/17/24	AUD	355	289
	Asian Development Bank	3.500%	5/30/24	NZD	3,901	3,021
111

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	3.750%	3/12/25	AUD	2,190	1,880
	Asian Development Bank	0.625%	9/15/26	GBP	1,443	1,988
	Asian Development Bank	3.000%	10/14/26	AUD	360	305
	Asian Development Bank	0.125%	12/15/26	GBP	3,121	4,173
	Asian Development Bank	4.650%	2/16/27	CAD	544	522
	Asian Development Bank	3.400%	9/10/27	AUD	530	460
	Asian Development Bank	0.250%	10/28/27	GBP	2,633	3,512
	Asian Development Bank	0.750%	12/7/27	GBP	7,000	9,615
	Asian Development Bank	3.300%	8/8/28	AUD	510	441
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	3,829
	Asian Development Bank	0.000%	10/24/29	EUR	2,965	3,553
	Asian Development Bank	0.025%	1/31/30	EUR	4,760	5,708
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	975	1,194
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	2,926	3,648
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	1,700	1,903
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	312	259
	Council Of Europe Development Bank	0.125%	5/25/23	EUR	3,067	3,740
	Council Of Europe Development Bank	0.375%	6/8/26	EUR	13,424	16,753
	Council Of Europe Development Bank	0.000%	4/9/27	EUR	1,812	2,218
	EUROFIMA	3.000%	5/22/24	CHF	975	1,182
	EUROFIMA	3.900%	12/19/25	AUD	195	170
	EUROFIMA	3.000%	5/15/26	CHF	1,270	1,629
	EUROFIMA	2.600%	1/13/27	AUD	4,845	3,956
	EUROFIMA	4.550%	3/30/27	CAD	530	490
	EUROFIMA	3.350%	5/21/29	AUD	850	725
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	1,950	2,737
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	1,950	2,377
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	195	360
[5]	European Financial Stability Facility	2.250%	9/5/22	EUR	9,413	11,758
[5]	European Financial Stability Facility	0.000%	11/17/22	EUR	12,681	15,390
[5]	European Financial Stability Facility	0.500%	1/20/23	EUR	7,413	9,085
[5]	European Financial Stability Facility	0.000%	4/24/23	EUR	4,779	5,814
[5]	European Financial Stability Facility	1.875%	5/23/23	EUR	7,023	8,879
[5]	European Financial Stability Facility	0.000%	7/17/23	EUR	2,536	3,086
[5]	European Financial Stability Facility	0.125%	10/17/23	EUR	2,984	3,646
[5]	European Financial Stability Facility	0.200%	1/17/24	EUR	370	454
[5]	European Financial Stability Facility	2.125%	2/19/24	EUR	3,804	4,918
[5]	European Financial Stability Facility	0.000%	4/19/24	EUR	7,803	9,523
[5]	European Financial Stability Facility	1.750%	6/27/24	EUR	3,316	4,274
[5]	European Financial Stability Facility	0.400%	2/17/25	EUR	25,916	32,173
[5]	European Financial Stability Facility	0.200%	4/28/25	EUR	3,121	3,850
[5]	European Financial Stability Facility	0.500%	7/11/25	EUR	5,852	7,310
[5]	European Financial Stability Facility	0.400%	5/31/26	EUR	15,607	19,502
[5]	European Financial Stability Facility	0.750%	5/3/27	EUR	6,067	7,743
[5]	European Financial Stability Facility	0.875%	7/26/27	EUR	4,877	6,279
[5]	European Financial Stability Facility	0.000%	10/13/27	EUR	15,000	18,297
[5]	European Financial Stability Facility	0.950%	2/14/28	EUR	3,901	5,062
[5]	European Financial Stability Facility	0.050%	10/17/29	EUR	1,141	1,386
[5]	European Financial Stability Facility	2.750%	12/3/29	EUR	1,073	1,604
[5]	European Financial Stability Facility	3.875%	3/30/32	EUR	3,901	6,641
[5]	European Financial Stability Facility	3.000%	9/4/34	EUR	1,014	1,663
[5]	European Financial Stability Facility	0.875%	4/10/35	EUR	16,145	20,938
[5]	European Financial Stability Facility	3.375%	4/3/37	EUR	6,203	10,937
112

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	European Financial Stability Facility	1.450%	9/5/40	EUR	5,975	8,404
[5]	European Financial Stability Facility	1.700%	2/13/43	EUR	3,299	4,870
[5]	European Financial Stability Facility	2.350%	7/29/44	EUR	2,653	4,442
[5]	European Financial Stability Facility	1.200%	2/17/45	EUR	7,120	9,657
[5]	European Financial Stability Facility	1.375%	5/31/47	EUR	3,582	5,111
[5]	European Financial Stability Facility	1.800%	7/10/48	EUR	8,866	13,847
[5]	European Financial Stability Facility	0.700%	1/20/50	EUR	11,628	14,283
[5]	European Financial Stability Facility	0.050%	1/18/52	EUR	3,000	3,037
[5]	European Financial Stability Facility	1.750%	7/17/53	EUR	2,828	4,476
[5]	European Financial Stability Facility	2.000%	2/28/56	EUR	6,004	10,225
	European Investment Bank	2.250%	5/25/21	PLN	1,950	515
	European Investment Bank	0.375%	3/15/22	EUR	4,877	5,913
	European Investment Bank	5.000%	8/22/22	AUD	1,033	846
	European Investment Bank	3.000%	9/28/22	EUR	946	1,196
	European Investment Bank	2.250%	10/14/22	EUR	5,267	6,597
	European Investment Bank	2.700%	1/12/23	AUD	604	484
[2]	European Investment Bank	2.375%	1/18/23	CAD	546	459
	European Investment Bank	1.625%	3/15/23	EUR	10,954	13,720
	European Investment Bank	2.375%	7/6/23	CAD	1,620	1,371
	European Investment Bank	0.000%	10/16/23	EUR	5,852	7,136
	European Investment Bank	0.500%	11/15/23	EUR	3,901	4,825
	European Investment Bank	0.050%	12/15/23	EUR	10,730	13,119
	European Investment Bank	0.875%	12/15/23	GBP	2,155	3,023
	European Investment Bank	2.125%	1/15/24	EUR	3,316	4,282
	European Investment Bank	0.000%	3/15/24	EUR	26,532	32,426
	European Investment Bank	0.050%	5/24/24	EUR	3,901	4,778
	European Investment Bank	0.200%	7/15/24	EUR	7,803	9,606
	European Investment Bank	1.750%	7/30/24	CAD	2,731	2,295
	European Investment Bank	4.750%	8/7/24	AUD	634	556
	European Investment Bank	0.875%	9/13/24	EUR	6,438	8,109
	European Investment Bank	0.750%	11/15/24	GBP	195	272
	European Investment Bank	1.625%	2/4/25	CHF	490	581
	European Investment Bank	0.000%	3/25/25	EUR	10,585	12,968
	European Investment Bank	0.125%	4/15/25	EUR	5,852	7,204
	European Investment Bank	5.500%	4/15/25	GBP	1,950	3,220
	European Investment Bank	0.375%	7/16/25	EUR	4,506	5,610
	European Investment Bank	2.750%	9/15/25	EUR	7,803	10,708
	European Investment Bank	4.500%	10/15/25	EUR	2,926	4,303
	European Investment Bank	2.900%	10/17/25	AUD	585	492
	European Investment Bank	0.000%	3/13/26	EUR	1,950	2,393
	European Investment Bank	0.375%	4/14/26	EUR	5,460	6,824
	European Investment Bank	3.100%	8/17/26	AUD	6,869	5,835
	European Investment Bank	2.750%	8/25/26	PLN	1,950	553
	European Investment Bank	1.000%	9/21/26	GBP	624	877
	European Investment Bank	0.100%	10/15/26	EUR	3,023	3,730
	European Investment Bank	1.250%	11/13/26	EUR	1,170	1,535
	European Investment Bank	0.125%	12/14/26	GBP	15,000	20,070
	European Investment Bank	0.500%	1/15/27	EUR	10,476	13,212
	European Investment Bank	3.500%	4/15/27	EUR	975	1,444
	European Investment Bank	0.000%	6/17/27	EUR	10,000	12,248
	European Investment Bank	3.750%	12/7/27	GBP	741	1,216
	European Investment Bank	0.875%	1/14/28	EUR	9,071	11,742
	European Investment Bank	3.300%	2/3/28	AUD	438	379
	European Investment Bank	0.000%	3/28/28	EUR	13,000	15,874
	European Investment Bank	1.375%	5/12/28	SEK	14,640	1,817
113

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	European Investment Bank	0.000%	5/15/28	EUR	1,950	2,382
	European Investment Bank	0.000%	12/7/28	GBP	507	650
	European Investment Bank	6.000%	12/7/28	GBP	3,121	5,906
	European Investment Bank	0.625%	1/22/29	EUR	15,852	20,208
	European Investment Bank	0.125%	6/20/29	EUR	2,240	2,746
	European Investment Bank	0.050%	1/16/30	EUR	15,607	18,954
	European Investment Bank	4.000%	4/15/30	EUR	1,390	2,286
	European Investment Bank	2.750%	9/13/30	EUR	5,850	8,863
	European Investment Bank	0.000%	1/14/31	EUR	20,000	24,096
	European Investment Bank	1.000%	3/14/31	EUR	13,324	17,610
	European Investment Bank	1.000%	4/14/32	EUR	6,242	8,260
	European Investment Bank	1.125%	11/15/32	EUR	3,901	5,225
	European Investment Bank	1.125%	4/13/33	EUR	5,852	7,823
	European Investment Bank	3.000%	10/14/33	EUR	1,950	3,145
	European Investment Bank	0.050%	10/13/34	EUR	1,334	1,558
	European Investment Bank	2.625%	3/15/35	EUR	1,385	2,188
	European Investment Bank	3.125%	6/30/36	CHF	195	310
	European Investment Bank	1.125%	9/15/36	EUR	9,364	12,531
	European Investment Bank	3.875%	6/8/37	GBP	1,053	1,979
	European Investment Bank	0.500%	11/13/37	EUR	2,926	3,605
	European Investment Bank	5.000%	4/15/39	GBP	1,370	2,980
	European Investment Bank	2.750%	3/15/40	EUR	3,618	6,146
	European Investment Bank	0.250%	6/15/40	EUR	4,398	5,086
	European Investment Bank	3.625%	3/14/42	EUR	1,092	2,127
	European Investment Bank	1.000%	11/14/42	EUR	1,950	2,601
	European Investment Bank	4.500%	3/7/44	GBP	1,658	3,634
	European Investment Bank	1.750%	9/15/45	EUR	1,950	2,950
	European Investment Bank	0.875%	9/13/47	EUR	1,950	2,501
	European Investment Bank	1.500%	11/15/47	EUR	975	1,429
	European Investment Bank	1.500%	10/16/48	EUR	599	881
	European Investment Bank	0.050%	1/27/51	EUR	6,470	6,595
	European Investment Bank	4.625%	10/12/54	GBP	1,502	3,747
	European Stability Mechanism	0.000%	1/17/22	EUR	331	400
	European Stability Mechanism	0.000%	10/18/22	EUR	10,730	13,013
	European Stability Mechanism	0.100%	7/31/23	EUR	9,949	12,142
	European Stability Mechanism	2.125%	11/20/23	EUR	628	807
	European Stability Mechanism	0.125%	4/22/24	EUR	12,485	15,305
	European Stability Mechanism	0.000%	12/16/24	EUR	3,101	3,794
	European Stability Mechanism	0.000%	3/14/25	EUR	16,047	19,631
	European Stability Mechanism	1.000%	9/23/25	EUR	7,803	9,973
	European Stability Mechanism	0.500%	3/2/26	EUR	9,110	11,428
	European Stability Mechanism	0.750%	3/15/27	EUR	4,877	6,229
	European Stability Mechanism	0.750%	9/5/28	EUR	3,600	4,626
	European Stability Mechanism	0.500%	3/5/29	EUR	8,193	10,347
	European Stability Mechanism	0.010%	3/4/30	EUR	11,853	14,331
	European Stability Mechanism	1.125%	5/3/32	EUR	1,020	1,361
	European Stability Mechanism	1.200%	5/23/33	EUR	2,341	3,152
	European Stability Mechanism	1.625%	11/17/36	EUR	7,793	11,118
	European Stability Mechanism	1.750%	10/20/45	EUR	1,950	2,969
	European Stability Mechanism	1.800%	11/2/46	EUR	4,945	7,681
	European Stability Mechanism	1.850%	12/1/55	EUR	2,926	4,838
[13]	European Union	0.625%	11/4/23	EUR	5,267	6,528
[13]	European Union	0.500%	4/4/25	EUR	11,705	14,627
	European Union	0.000%	11/4/25	EUR	18,554	22,755
[13]	European Union	3.000%	9/4/26	EUR	1,390	1,977
114

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[13]	European Union	2.500%	11/4/27	EUR	3,706	5,270
[13]	European Union	2.875%	4/4/28	EUR	975	1,429
[13]	European Union	1.375%	10/4/29	EUR	3,121	4,239
	European Union	0.000%	10/4/30	EUR	15,000	18,093
[13]	European Union	0.750%	4/4/31	EUR	6,389	8,264
[13]	European Union	1.250%	4/4/33	EUR	4,877	6,643
	European Union	0.000%	7/4/35	EUR	17,656	20,333
[13]	European Union	1.125%	4/4/36	EUR	3,901	5,243
	European Union	0.250%	4/22/36	EUR	6,090	7,235
	European Union	0.200%	6/4/36	EUR	14,120	16,596
[13]	European Union	3.375%	4/4/38	EUR	1,579	2,827
	European Union	0.100%	10/4/40	EUR	12,812	14,338
[13]	European Union	3.750%	4/4/42	EUR	1,950	3,842
	European Union	0.450%	5/2/46	EUR	10,000	11,692
	European Union	0.300%	11/4/50	EUR	12,818	14,150
	Inter-American Development Bank	3.750%	7/25/22	AUD	4,643	3,734
	Inter-American Development Bank	1.950%	4/23/24	AUD	624	502
	Inter-American Development Bank	4.750%	8/27/24	AUD	4,178	3,666
	Inter-American Development Bank	1.700%	10/10/24	CAD	2,415	2,023
	Inter-American Development Bank	1.375%	12/15/24	GBP	5,365	7,659
	Inter-American Development Bank	0.750%	10/15/25	CAD	921	738
	Inter-American Development Bank	2.750%	10/30/25	AUD	2,126	1,776
	Inter-American Development Bank	1.250%	12/15/25	GBP	4,779	6,800
	Inter-American Development Bank	4.250%	6/11/26	AUD	253	226
	Inter-American Development Bank	0.500%	9/15/26	GBP	1,950	2,667
	Inter-American Development Bank	0.875%	8/27/27	CAD	1,231	961
	International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	1,053	884
	International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	1,950	1,456
	International Bank for Reconstruction & Development	0.500%	7/24/23	GBP	4,057	5,634
	International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	206	175
	International Bank for Reconstruction & Development	0.500%	10/10/23	SEK	39,020	4,662
	International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	4,370	3,536
	International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	2,259	1,903
	International Bank for Reconstruction & Development	0.875%	12/13/24	GBP	1,170	1,640
	International Bank for Reconstruction & Development	1.900%	1/16/25	CAD	1,497	1,262
	International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	2,458	2,160
	International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	6,251	5,038
	International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	2,028	1,704
	International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	1,215	964
	International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	975	1,317
	International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	3,220	2,732
115

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	2,705	3,748
	International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	9,008	10,988
	International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	3,901	5,203
	International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	1,055	823
	International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	2,146	2,716
	International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	2,926	3,555
	International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	643	556
	International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	352	288
	International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	4,800	6,619
	International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	2,228	2,672
	International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	1,053	1,319
	International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	1,170	2,371
	International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	3,706	4,649
	International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	1,881	2,516
	International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	3,901	4,772
	International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	6,035	6,184
	International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	1,053	1,037
	International Finance Corp.	2.800%	8/15/22	AUD	4,350	3,465
	International Finance Corp.	2.375%	7/19/23	CAD	374	317
	International Finance Corp.	4.250%	8/21/23	AUD	390	328
	International Finance Corp.	1.250%	12/15/23	GBP	2,692	3,813
	International Finance Corp.	1.450%	7/22/24	AUD	673	534
	International Finance Corp.	1.375%	9/13/24	CAD	656	545
	International Finance Corp.	1.375%	3/7/25	GBP	1,916	2,735
	International Finance Corp.	4.000%	4/3/25	AUD	877	761
	International Finance Corp.	0.250%	12/15/25	GBP	1,989	2,708
	International Finance Corp.	3.200%	7/22/26	AUD	10,000	8,560
	International Finance Corp.	0.750%	7/22/27	GBP	1,950	2,682
	International Finance Corp.	3.200%	10/18/27	AUD	234	201
	International Finance Corp.	3.150%	6/26/29	AUD	429	367
	Nordic Investment Bank	0.375%	9/19/22	EUR	1,016	1,237
	Nordic Investment Bank	1.125%	12/15/23	GBP	3,736	5,270
	Nordic Investment Bank	4.750%	2/28/24	AUD	1,022	883
	Nordic Investment Bank	0.125%	6/10/24	EUR	4,818	5,906
	Nordic Investment Bank	0.500%	11/3/25	EUR	3,823	4,783
	Nordic Investment Bank	0.125%	12/15/26	GBP	10,000	13,379
						1,394,730
Sweden (0.4%)
	Kingdom of Sweden	0.125%	4/24/23	EUR	5,852	7,130
[2]	Kingdom of Sweden	1.500%	11/13/23	SEK	480,305	59,300
116

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Sweden	2.500%	5/12/25	SEK	25,225	3,299
	Kingdom of Sweden	1.000%	11/12/26	SEK	67,445	8,397
	Kingdom of Sweden	0.750%	5/12/28	SEK	1,365	168
[2]	Kingdom of Sweden	0.750%	11/12/29	SEK	75,895	9,297
[2]	Kingdom of Sweden	0.125%	5/12/31	SEK	238,040	27,344
	Kingdom of Sweden	2.250%	6/1/32	SEK	34,145	4,802
	Kingdom of Sweden	3.500%	3/30/39	SEK	45,155	7,790
	Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	111,210	13,451
	Kommuninvest I Sverige AB	1.000%	10/2/24	SEK	39,020	4,737
	Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	76,880	9,361
	Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	58,530	7,057
	Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	117,060	14,192
	Region Stockholm	0.750%	2/26/25	EUR	975	1,217
						177,542
Switzerland (0.4%)
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	3,240	4,147
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	695	870
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	315	399
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	975	1,102
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	585	694
	Canton of Vaud	2.000%	10/24/33	CHF	1,740	2,368
	Canton of Zurich	1.250%	7/29/22	CHF	1,420	1,592
	Canton of Zurich	0.000%	6/27/25	CHF	1,950	2,176
	Canton of Zurich	1.250%	12/3/32	CHF	585	732
	Canton of Zurich	2.000%	7/29/38	CHF	1,950	2,798
	Canton of Zurich	0.250%	7/12/39	CHF	2,440	2,712
	Swiss Confederation	4.000%	2/11/23	CHF	469	557
	Swiss Confederation	1.250%	6/11/24	CHF	4,135	4,807
	Swiss Confederation	1.500%	7/24/25	CHF	3,404	4,065
	Swiss Confederation	1.250%	5/28/26	CHF	16,008	19,133
	Swiss Confederation	3.250%	6/27/27	CHF	1,755	2,368
	Swiss Confederation	0.000%	6/22/29	CHF	5,072	5,705
	Swiss Confederation	0.500%	5/27/30	CHF	3,316	3,887
	Swiss Confederation	2.250%	6/22/31	CHF	3,414	4,682
	Swiss Confederation	0.500%	6/27/32	CHF	2,770	3,255
	Swiss Confederation	3.500%	4/8/33	CHF	4,018	6,309
	Swiss Confederation	0.000%	6/26/34	CHF	15,000	16,592
	Swiss Confederation	2.500%	3/8/36	CHF	1,199	1,804
	Swiss Confederation	1.250%	6/27/37	CHF	5,901	7,754
	Swiss Confederation	0.000%	7/24/39	CHF	3,511	3,836
	Swiss Confederation	1.500%	4/30/42	CHF	8,018	11,514
	Swiss Confederation	0.500%	6/28/45	CHF	9,877	12,068
	Swiss Confederation	4.000%	1/6/49	CHF	1,658	3,799
	Swiss Confederation	0.500%	5/24/55	CHF	1,219	1,560
	Swiss Confederation	0.500%	5/30/58	CHF	4,325	5,616
	Swiss Confederation	2.000%	6/25/64	CHF	936	1,907
						140,808
Thailand (0.7%)
	Bank of Thailand Bond	1.440%	9/16/22	THB	58,528	1,904
	Bank of Thailand Bond	0.920%	3/23/23	THB	358,528	11,597
	Bank of Thailand Bond	0.650%	9/28/23	THB	50,000	1,608
	Kingdom of Thailand	2.000%	12/17/22	THB	219,509	7,225
	Kingdom of Thailand	5.500%	3/13/23	THB	25,362	890
	Kingdom of Thailand	3.625%	6/16/23	THB	160,957	5,506
	Kingdom of Thailand	2.400%	12/17/23	THB	371,067	12,470
117

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	0.750%	6/17/24	THB	390,186	12,551
	Kingdom of Thailand	1.450%	12/17/24	THB	483,130	15,873
	Kingdom of Thailand	0.950%	6/17/25	THB	517,056	16,639
	Kingdom of Thailand	3.850%	12/12/25	THB	243,866	8,843
	Kingdom of Thailand	2.125%	12/17/26	THB	217,056	7,321
	Kingdom of Thailand	3.580%	12/17/27	THB	192,557	7,036
	Kingdom of Thailand	5.670%	3/13/28	THB	23,411	960
	Kingdom of Thailand	2.875%	12/17/28	THB	347,917	12,243
	Kingdom of Thailand	4.875%	6/22/29	THB	339,462	13,601
	Kingdom of Thailand	1.600%	12/17/29	THB	562,365	17,989
	Kingdom of Thailand	3.650%	6/20/31	THB	239,964	9,012
	Kingdom of Thailand	2.000%	12/17/31	THB	100,000	3,250
	Kingdom of Thailand	3.775%	6/25/32	THB	294,200	11,221
	Kingdom of Thailand	1.600%	6/17/35	THB	58,528	1,755
	Kingdom of Thailand	1.585%	12/17/35	THB	159,018	4,724
	Kingdom of Thailand	3.400%	6/17/36	THB	577,710	21,252
	Kingdom of Thailand	4.260%	12/12/37	THB	54,040	2,080
	Kingdom of Thailand	3.300%	6/17/38	THB	363,615	13,176
	Kingdom of Thailand	3.800%	6/14/41	THB	29,264	1,138
	Kingdom of Thailand	2.000%	6/17/42	THB	278,528	8,189
	Kingdom of Thailand	4.675%	6/29/44	THB	146,515	6,298
	Kingdom of Thailand	2.875%	6/17/46	THB	220,362	7,332
	Kingdom of Thailand	1.875%	6/17/49	THB	164,600	4,373
	Kingdom of Thailand	4.000%	6/17/66	THB	70,179	2,843
	Kingdom of Thailand	3.600%	6/17/67	THB	457,006	17,027
						267,926
United Kingdom (4.9%)
[3]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	136	246
[7]	LCR Finance plc	4.500%	12/7/28	GBP	1,463	2,536
[7]	LCR Finance plc	4.500%	12/7/38	GBP	312	635
[7]	LCR Finance plc	5.100%	3/7/51	GBP	1,307	3,306
	Transport for London	2.250%	8/9/22	GBP	175	247
	Transport for London	2.125%	4/24/25	GBP	975	1,416
	Transport for London	3.875%	7/23/42	GBP	156	280
	Transport for London	3.625%	5/15/45	GBP	1,355	2,391
	Transport for London	4.000%	4/7/64	GBP	887	1,866
	United Kingdom Gilt	1.750%	9/7/22	GBP	20,917	29,541
	United Kingdom Gilt	0.125%	1/31/23	GBP	50,000	69,093
	United Kingdom Gilt	0.750%	7/22/23	GBP	43,339	60,721
	United Kingdom Gilt	0.125%	1/31/24	GBP	186,908	257,597
	United Kingdom Gilt	5.000%	3/7/25	GBP	24,524	40,005
	United Kingdom Gilt	0.625%	6/7/25	GBP	5,710	7,994
	United Kingdom Gilt	0.125%	1/30/26	GBP	56,359	76,841
	United Kingdom Gilt	0.375%	10/22/26	GBP	9,407	12,900
	United Kingdom Gilt	1.250%	7/22/27	GBP	13,582	19,566
	United Kingdom Gilt	4.250%	12/7/27	GBP	15,022	25,697
	United Kingdom Gilt	0.125%	1/31/28	GBP	41,925	55,966
	United Kingdom Gilt	0.875%	10/22/29	GBP	29,326	40,803
	United Kingdom Gilt	0.375%	10/22/30	GBP	32,477	42,803
	United Kingdom Gilt	4.750%	12/7/30	GBP	40,850	76,656
	United Kingdom Gilt	0.250%	7/31/31	GBP	34,705	44,608
	United Kingdom Gilt	4.250%	6/7/32	GBP	22,151	41,102
	United Kingdom Gilt	4.500%	9/7/34	GBP	20,333	39,970
	United Kingdom Gilt	0.625%	7/31/35	GBP	45,313	57,933
	United Kingdom Gilt	4.250%	3/7/36	GBP	20,874	41,012
118

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	1.750%	9/7/37	GBP	51,563	76,720
United Kingdom Gilt	4.750%	12/7/38	GBP	3,259	7,033
United Kingdom Gilt	4.250%	9/7/39	GBP	13,226	27,323
United Kingdom Gilt	4.250%	12/7/40	GBP	15,440	32,368
United Kingdom Gilt	1.250%	10/22/41	GBP	38,071	51,953
United Kingdom Gilt	4.500%	12/7/42	GBP	18,553	41,034
United Kingdom Gilt	3.250%	1/22/44	GBP	47,271	89,919
United Kingdom Gilt	3.500%	1/22/45	GBP	17,932	35,704
United Kingdom Gilt	0.875%	1/31/46	GBP	26,700	33,143
United Kingdom Gilt	4.250%	12/7/46	GBP	20,601	46,365
United Kingdom Gilt	1.500%	7/22/47	GBP	23,079	32,973
United Kingdom Gilt	1.750%	1/22/49	GBP	6,470	9,782
United Kingdom Gilt	4.250%	12/7/49	GBP	14,163	33,130
United Kingdom Gilt	0.625%	10/22/50	GBP	38,561	43,955
United Kingdom Gilt	1.250%	7/31/51	GBP	23,362	31,341
United Kingdom Gilt	3.750%	7/22/52	GBP	13,763	30,786
United Kingdom Gilt	1.625%	10/22/54	GBP	20,005	29,867
United Kingdom Gilt	4.250%	12/7/55	GBP	6,953	17,539
United Kingdom Gilt	1.750%	7/22/57	GBP	32,299	50,755
United Kingdom Gilt	4.000%	1/22/60	GBP	20,972	53,507
United Kingdom Gilt	0.500%	10/22/61	GBP	2,926	3,108
United Kingdom Gilt	2.500%	7/22/65	GBP	32,987	65,549
United Kingdom Gilt	3.500%	7/22/68	GBP	10,937	27,698
United Kingdom Gilt	1.625%	10/22/71	GBP	10,612	17,419
					1,942,702
Total Sovereign Bonds (Cost $31,285,168)					30,766,916
119

Total International Bond II Index Fund
Coupon	Currency	Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[14]	Vanguard Market Liquidity Fund (Cost $672,560)	0.068%	USD	6,725,596	672,560
Total Investments (98.2%) (Cost $39,807,938)	39,237,165
Other Assets and Liabilities—Net (1.8%)	738,145
Net Assets (100.0%)	39,975,310
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Austria.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $5,645,648,000, representing 14.1% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Guaranteed by the Republic of France.
5	Guaranteed by multiple countries.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Government of the United Kingdom.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
9	Securities with a value of $946,789,000 have been segregated as collateral for open forward currency contracts.
10	Securities with a value of $1,413,000 have been segregated as initial margin for open futures contracts.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Poland.
13	Guaranteed by the European Union.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
COP—Colombia Peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.
120

Total International Bond II Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	177	23,370	(398)
5-Year U.S. Treasury Note	June 2021	60	7,436	(17)
KRW 10-Year Treasury Bond	June 2021	347	39,134	(185)
Ultra Long U.S. Treasury Bond	June 2021	37	6,879	(218)
				(818)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	5/4/21	CAD	14,000	USD	11,142	248	—
JPMorgan Chase Bank, N.A.	6/2/21	CAD	3,000	USD	2,439	2	—
Citibank, N.A.	5/4/21	COP	258,010,098	USD	69,063	—	(334)
BNP Paribas	5/4/21	COP	210,241,148	USD	56,699	—	(695)
Toronto-Dominion Bank	5/4/21	COP	73,000,000	USD	19,518	—	(72)
Royal Bank of Canada	5/4/21	COP	61,231,050	USD	16,371	—	(60)
BNP Paribas	5/4/21	CZK	2,399,000	USD	112,040	—	(515)
Bank of America, N.A.	5/4/21	EUR	3,000,000	USD	3,626,600	—	(19,577)
Morgan Stanley Capital Services Inc.	5/4/21	EUR	1,000,000	USD	1,212,200	—	(9,859)
BNP Paribas	5/4/21	EUR	1,000,000	USD	1,207,290	—	(4,949)
Toronto-Dominion Bank	6/2/21	EUR	119,000	USD	143,736	—	(575)
JPMorgan Chase Bank, N.A.	5/5/21	GBP	1,902,000	USD	2,633,414	—	(6,631)
BNP Paribas	5/5/21	GBP	285,000	USD	394,597	—	(994)
Morgan Stanley Capital Services Inc.	5/5/21	GBP	63,000	USD	87,227	—	(220)
JPMorgan Chase Bank, N.A.	5/5/21	GBP	2,000	USD	2,760	3	—
State Street Bank & Trust Co.	5/5/21	GBP	2,000	USD	2,758	4	—
Bank of America, N.A.	5/4/21	HUF	23,622,000	USD	79,295	—	(406)
Standard Chartered Bank	5/4/21	IDR	4,261,262,000	USD	294,388	506	—
Morgan Stanley Capital Services Inc.	5/7/21	JPY	408,118,000	USD	3,745,767	—	(11,322)
Royal Bank of Canada	5/7/21	JPY	100,000,000	USD	918,695	—	(3,655)
Bank of America, N.A.	5/7/21	JPY	100,000,000	USD	917,936	—	(2,896)
BNP Paribas	5/7/21	JPY	100,000,000	USD	917,095	—	(2,054)
HSBC Bank plc	5/7/21	JPY	16,013,000	USD	146,720	—	(194)
121

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	5/7/21	JPY	1,293,000	USD	11,686	145	—
BNP Paribas	5/4/21	KRW	2,128,600,000	USD	1,919,566	—	(5,928)
JPMorgan Chase Bank, N.A.	5/4/21	KRW	9,000,000	USD	8,111	—	(20)
BNP Paribas	5/4/21	KRW	4,000,000	USD	3,549	47	—
Morgan Stanley Capital Services Inc.	5/4/21	KRW	2,500,000	USD	2,253	—	(6)
BNP Paribas	5/4/21	MXN	114,000	USD	5,555	70	—
BNP Paribas	5/4/21	MYR	1,100,350	USD	268,334	232	—
Toronto-Dominion Bank	5/4/21	PEN	237,536	USD	62,666	93	—
Citibank, N.A.	5/4/21	PEN	107,000	USD	27,959	311	—
Bank of America, N.A.	5/4/21	PEN	19,200	USD	5,068	5	—
BNP Paribas	5/5/21	PLN	632,000	USD	167,315	—	(654)
UBS AG	5/4/21	RUB	17,900,000	USD	239,075	—	(1,190)
JPMorgan Chase Bank, N.A.	5/4/21	RUB	1,300,000	USD	17,350	—	(74)
BNP Paribas	5/6/21	THB	8,254,122	USD	263,559	1,513	—
Standard Chartered Bank	5/6/21	THB	371,378	USD	11,794	132	—
BNP Paribas	5/7/21	THB	340,000	USD	10,886	33	—
State Street Bank & Trust Co.	5/6/21	THB	184,604	USD	5,919	10	—
National Australia Bank Ltd.	6/2/21	USD	542,772	AUD	701,000	2,674	—
State Street Bank & Trust Co.	5/4/21	USD	476,862	AUD	626,000	—	(5,385)
BNP Paribas	6/2/21	USD	477,430	AUD	618,000	1,281	—
BNP Paribas	5/4/21	USD	422,016	AUD	554,000	—	(4,765)
UBS AG	6/2/21	USD	264,980	AUD	343,000	709	—
Citibank, N.A.	5/4/21	USD	228,528	AUD	300,000	—	(2,580)
JPMorgan Chase Bank, N.A.	5/4/21	USD	92,178	AUD	121,000	—	(1,036)
Citibank, N.A.	6/2/21	USD	88,070	AUD	114,000	237	—
Toronto-Dominion Bank	5/4/21	USD	37,957	AUD	49,000	209	—
Citibank, N.A.	6/2/21	USD	1,654,265	CAD	2,032,000	986	—
State Street Bank & Trust Co.	5/4/21	USD	1,196,892	CAD	1,506,000	—	(28,350)
Toronto-Dominion Bank	5/4/21	USD	860,129	CAD	1,081,000	—	(19,344)
Toronto-Dominion Bank	6/2/21	USD	528,395	CAD	650,000	—	(459)
Citibank, N.A.	6/2/21	USD	43,085	CAD	53,000	—	(37)
Royal Bank of Canada	5/4/21	USD	33,473	CAD	42,000	—	(697)
Morgan Stanley Capital Services Inc.	5/4/21	USD	27,916	CAD	35,000	—	(559)
HSBC Bank plc	5/4/21	USD	25,393	CAD	32,000	—	(641)
122

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	6/2/21	USD	447,675	CHF	408,000	535	—
Morgan Stanley Capital Services Inc.	5/4/21	USD	421,372	CHF	396,000	—	(12,289)
Bank of America, N.A.	5/4/21	USD	10,780	CHF	10,000	—	(171)
State Street Bank & Trust Co.	5/4/21	USD	2,170	CHF	2,000	—	(20)
Citibank, N.A.	5/4/21	USD	69,791	COP	258,010,098	1,062	—
BNP Paribas	6/2/21	USD	56,619	COP	210,241,148	702	—
BNP Paribas	5/4/21	USD	56,212	COP	210,241,148	208	—
Citibank, N.A.	6/2/21	USD	24,377	COP	91,000,000	174	—
Toronto-Dominion Bank	5/4/21	USD	19,933	COP	73,000,000	487	—
Royal Bank of Canada	5/4/21	USD	16,511	COP	61,231,050	200	—
JPMorgan Chase Bank, N.A.	6/2/21	USD	6,701	COP	25,187,376	2	—
BNP Paribas	6/2/21	USD	112,042	CZK	2,399,000	515	—
UBS AG	5/4/21	USD	84,997	CZK	1,894,000	—	(3,051)
BNP Paribas	5/4/21	USD	15,553	CZK	340,000	—	(253)
Bank of America, N.A.	5/4/21	USD	7,621	CZK	165,000	—	(49)
Toronto-Dominion Bank	6/2/21	USD	195,468	DKK	1,202,000	1,035	—
Morgan Stanley Capital Services Inc.	5/4/21	USD	182,459	DKK	1,157,000	—	(4,604)
BNP Paribas	5/4/21	USD	7,193	DKK	45,000	—	(82)
State Street Bank & Trust Co.	6/2/21	USD	9,953,981	EUR	8,231,000	51,800	—
State Street Bank & Trust Co.	5/4/21	USD	6,945,800	EUR	5,900,000	—	(148,012)
Morgan Stanley Capital Services Inc.	5/4/21	USD	4,982,678	EUR	4,238,000	—	(112,844)
BNP Paribas	5/4/21	USD	4,704,616	EUR	4,000,000	—	(104,748)
BNP Paribas	6/2/21	USD	4,377,984	EUR	3,622,400	20,111	—
Morgan Stanley Capital Services Inc.	6/2/21	USD	3,767,473	EUR	3,111,000	24,831	—
Bank of America, N.A.	6/2/21	USD	3,628,729	EUR	3,000,000	19,624	—
Toronto-Dominion Bank	5/4/21	USD	3,522,598	EUR	3,000,000	—	(84,425)
Royal Bank of Canada	5/4/21	USD	589,552	EUR	500,000	—	(11,619)
Citibank, N.A.	5/4/21	USD	152,128	EUR	128,000	—	(1,771)
UBS AG	6/2/21	USD	39,265	EUR	32,600	46	—
Toronto-Dominion Bank	5/5/21	USD	2,723,796	GBP	1,974,000	—	(2,424)
JPMorgan Chase Bank, N.A.	6/2/21	USD	2,633,559	GBP	1,902,000	6,611	—
BNP Paribas	6/2/21	USD	394,618	GBP	285,000	990	—
State Street Bank & Trust Co.	5/5/21	USD	233,143	GBP	169,000	—	(256)
123

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	5/5/21	USD	116,094	GBP	84,000	84	—
Morgan Stanley Capital Services Inc.	6/2/21	USD	106,616	GBP	77,000	268	—
State Street Bank & Trust Co.	6/2/21	USD	40,129	GBP	29,000	76	—
Citibank, N.A.	5/5/21	USD	37,103	GBP	27,000	—	(185)
Citibank, N.A.	6/2/21	USD	13,842	GBP	10,000	30	—
JPMorgan Chase Bank, N.A.	6/2/21	USD	16,740	HKD	130,000	2	—
Toronto-Dominion Bank	5/4/21	USD	16,723	HKD	130,000	—	(13)
Bank of America, N.A.	6/2/21	USD	79,261	HUF	23,622,000	407	—
BNP Paribas	5/4/21	USD	65,469	HUF	20,298,000	—	(2,319)
JPMorgan Chase Bank, N.A.	5/4/21	USD	11,025	HUF	3,324,000	—	(76)
Standard Chartered Bank	6/2/21	USD	313,493	IDR	4,551,262,000	—	(618)
Standard Chartered Bank	5/4/21	USD	293,388	IDR	4,261,262,000	—	(1,506)
BNP Paribas	6/2/21	USD	118,776	ILS	385,000	218	—
BNP Paribas	5/4/21	USD	115,362	ILS	385,000	—	(3,163)
Morgan Stanley Capital Services Inc.	6/2/21	USD	3,746,497	JPY	408,118,000	11,309	—
Toronto-Dominion Bank	5/7/21	USD	1,983,923	JPY	219,136,000	—	(21,260)
Morgan Stanley Capital Services Inc.	5/7/21	USD	1,471,592	JPY	162,910,000	—	(19,100)
BNP Paribas	5/7/21	USD	1,313,321	JPY	145,000,000	—	(13,488)
Bank of America, N.A.	5/7/21	USD	993,530	JPY	110,000,000	—	(13,014)
Royal Bank of Canada	6/2/21	USD	918,873	JPY	100,000,000	3,650	—
Bank of America, N.A.	6/2/21	USD	918,113	JPY	100,000,000	2,890	—
BNP Paribas	6/2/21	USD	917,270	JPY	100,000,000	2,047	—
State Street Bank & Trust Co.	5/7/21	USD	361,883	JPY	39,975,000	—	(3,905)
Toronto-Dominion Bank	5/7/21	USD	182,442	JPY	19,840,000	898	—
HSBC Bank plc	6/2/21	USD	146,748	JPY	16,013,000	193	—
JPMorgan Chase Bank, N.A.	5/7/21	USD	61,700	JPY	6,819,000	—	(696)
Citibank, N.A.	5/7/21	USD	52,542	JPY	5,731,000	101	—
JPMorgan Chase Bank, N.A.	6/2/21	USD	14,229	JPY	1,555,000	—	(3)
BNP Paribas	5/4/21	USD	966,159	KRW	1,072,050,000	2,374	—
BNP Paribas	6/2/21	USD	963,687	KRW	1,068,050,000	3,510	—
BNP Paribas	5/4/21	USD	936,370	KRW	1,060,550,000	—	(17,077)
JPMorgan Chase Bank, N.A.	6/2/21	USD	26,125	KRW	29,050,000	9	—
JPMorgan Chase Bank, N.A.	5/4/21	USD	7,998	KRW	9,000,000	—	(93)
124

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	5/4/21	USD	2,239	KRW	2,500,000	—	(9)
State Street Bank & Trust Co.	6/2/21	USD	235,935	MXN	4,769,000	1,367	—
State Street Bank & Trust Co.	5/4/21	USD	218,215	MXN	4,477,000	—	(2,697)
BNP Paribas	6/2/21	USD	271,302	MYR	1,113,950	—	(242)
BNP Paribas	5/4/21	USD	265,515	MYR	1,100,350	—	(3,047)
Barclays Bank plc	6/2/21	USD	84,661	NOK	698,000	803	—
Barclays Bank plc	5/4/21	USD	81,802	NOK	698,000	—	(2,053)
State Street Bank & Trust Co.	6/2/21	USD	141,378	NZD	196,000	1,137	—
BNP Paribas	5/4/21	USD	121,045	NZD	173,000	—	(2,751)
State Street Bank & Trust Co.	5/4/21	USD	10,504	NZD	15,000	—	(229)
BNP Paribas	6/2/21	USD	7,892	NZD	11,000	21	—
Bank of America, N.A.	5/4/21	USD	5,630	NZD	8,000	—	(94)
Toronto-Dominion Bank	5/4/21	USD	43,219	PEN	162,668	240	—
Citibank, N.A.	5/4/21	USD	28,244	PEN	107,000	—	(26)
Citibank, N.A.	6/2/21	USD	27,956	PEN	107,000	—	(332)
Toronto-Dominion Bank	5/4/21	USD	19,762	PEN	74,868	—	(18)
Toronto-Dominion Bank	6/2/21	USD	19,725	PEN	74,868	—	(67)
Bank of America, N.A.	5/4/21	USD	5,344	PEN	19,200	271	—
BNP Paribas	6/2/21	USD	167,335	PLN	632,000	652	—
Barclays Bank plc	5/5/21	USD	152,506	PLN	604,000	—	(6,772)
BNP Paribas	5/5/21	USD	7,327	PLN	28,000	—	(57)
UBS AG	5/4/21	USD	128,126	RUB	9,600,000	545	—
UBS AG	6/1/21	USD	127,822	RUB	9,600,000	707	—
UBS AG	5/4/21	USD	108,810	RUB	8,300,000	—	(1,495)
Citibank, N.A.	6/1/21	USD	19,982	RUB	1,500,000	121	—
JPMorgan Chase Bank, N.A.	5/4/21	USD	16,957	RUB	1,300,000	—	(319)
UBS AG	6/2/21	USD	405,455	SEK	3,407,000	2,885	—
Toronto-Dominion Bank	5/4/21	USD	335,176	SEK	2,927,000	—	(10,589)
UBS AG	5/4/21	USD	38,156	SEK	322,000	119	—
State Street Bank & Trust Co.	5/4/21	USD	18,441	SEK	158,000	—	(224)
HSBC Bank plc	6/2/21	USD	179,933	SGD	239,000	356	—
HSBC Bank plc	5/4/21	USD	157,663	SGD	212,000	—	(1,643)
State Street Bank & Trust Co.	5/4/21	USD	20,092	SGD	27,000	—	(197)
BNP Paribas	6/2/21	USD	260,514	THB	8,170,726	—	(1,837)
BNP Paribas	5/6/21	USD	205,260	THB	6,412,500	—	(672)
BNP Paribas	5/6/21	USD	66,238	THB	2,000,000	2,010	—
125

Total International Bond II Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/7/21	USD	10,830	THB	340,000	—	(89)
Standard Chartered Bank	5/6/21	USD	6,735	THB	213,000	—	(105)
						177,683	(755,431)
126

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,135,378)	38,564,605
Affiliated Issuers (Cost $672,560)	672,560
Total Investments in Securities	39,237,165
Investment in Vanguard	1,314
Foreign Currency, at Value (Cost $665,134)	565,824
Receivables for Investment Securities Sold	140,326
Receivables for Accrued Income	200,641
Receivables for Capital Shares Issued	1,500,234
Variation Margin Receivable—Futures Contracts	22
Unrealized Appreciation—Forward Currency Contracts	177,683
Other Assets	9,259
Total Assets	41,832,468
Liabilities
Payables for Investment Securities Purchased	1,100,543
Payables to Vanguard	1,184
Unrealized Depreciation—Forward Currency Contracts	755,431
Total Liabilities	1,857,158
Net Assets	39,975,310
127

Total International Bond II Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	40,437,524
Total Distributable Earnings (Loss)	(462,214)
Net Assets	39,975,310

Investor Shares—Net Assets
Applicable to 73,096,332 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	729,109
Net Asset Value Per Share—Investor Shares	$9.97

Admiral Shares—Net Assets
Applicable to 186,970,137 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,729,088
Net Asset Value Per Share—Admiral Shares	$19.94

Institutional Shares—Net Assets
Applicable to 1,200,026,529 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,517,113
Net Asset Value Per Share—Institutional Shares	$29.60

See accompanying Notes, which are an integral part of the Financial Statements.
128

Total International Bond II Index Fund
Statement of Operations

February 17, 2021[1] to April 30, 2021
($000)
Investment Income
Income
Interest[2,3]	26,843
Total Income	26,843
Expenses
The Vanguard Group—Note B
Management and Administrative—Investor Shares	97
Management and Administrative—Admiral Shares	325
Management and Administrative—Institutional Shares	4,620
Total Expenses	5,042
Net Investment Income	21,801
Realized Net Gain (Loss)
Investment Securities Sold[2]	(35,931)
Futures Contracts	(685)
Forward Currency Contracts	883,812
Foreign Currencies	(59,101)
Realized Net Gain (Loss)	788,095
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(570,773)
Futures Contracts	(818)
Forward Currency Contracts	(577,748)
Foreign Currencies	(99,509)
Change in Unrealized Appreciation (Depreciation)	(1,248,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	(438,952)
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $99,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
3	Interest is net of foreign withholding taxes of $2,076,000.

See accompanying Notes, which are an integral part of the Financial Statements.
129

Total International Bond II Index Fund
Statement of Changes in Net Assets

February 17, 2021[1] to April 30, 2021
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,801
Realized Net Gain (Loss)	788,095
Change in Unrealized Appreciation (Depreciation)	(1,248,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	(438,952)
Distributions
Investor Shares	(234)
Admiral Shares	(1,280)
Institutional Shares	(21,748)
Total Distributions	(23,262)
Capital Share Transactions
Investor Shares	730,992
Admiral Shares	3,744,298
Institutional Shares	35,962,234
Net Increase (Decrease) from Capital Share Transactions	40,437,524
Total Increase (Decrease)	39,975,310
Net Assets
Beginning of Period	—
End of Period	39,975,310
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
130

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	February 26, 2021[1] to April 30, 2021

Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.005
Net Realized and Unrealized Gain (Loss) on Investments	(.030)
Total from Investment Operations	(.025)
Distributions
Dividends from Net Investment Income	(.005)
Distributions from Realized Capital Gains	—
Total Distributions	(.005)
Net Asset Value, End of Period	$9.97
Total Return[3]	-0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$729
Ratio of Total Expenses to Average Net Assets	0.13%
Ratio of Net Investment Income to Average Net Assets	0.30%
Portfolio Turnover Rate	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
131

Total International Bond II Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	February 26, 2021[1] to April 30, 2021

Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.011
Net Realized and Unrealized Gain (Loss) on Investments	(.060)
Total from Investment Operations	(.049)
Distributions
Dividends from Net Investment Income	(.011)
Distributions from Realized Capital Gains	—
Total Distributions	(.011)
Net Asset Value, End of Period	$19.94
Total Return[3]	-0.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,729
Ratio of Total Expenses to Average Net Assets	0.11%
Ratio of Net Investment Income to Average Net Assets	0.33%
Portfolio Turnover Rate	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.
132

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	February 17 2021[1] to April 30, 2021

Net Asset Value, Beginning of Period	$30.00
Investment Operations
Net Investment Income[2]	.018
Net Realized and Unrealized Gain (Loss) on Investments	(.399)
Total from Investment Operations	(.381)
Distributions
Dividends from Net Investment Income	(.019)
Distributions from Realized Capital Gains	—
Total Distributions	(.019)
Net Asset Value, End of Period	$29.60
Total Return	-1.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,517
Ratio of Total Expenses to Average Net Assets	0.07%
Ratio of Net Investment Income to Average Net Assets	0.31%
Portfolio Turnover Rate	11%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.
133

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposure. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
134

Total International Bond II Index Fund
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the period ended April 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset
135

Total International Bond II Index Fund
(liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the period ended April 30, 2021, the fund’s average investment in forward currency contracts represented 148% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	23,197	(36,207)	(13,010)	18,106	—	—
Barclays Bank plc	803	(8,825)	(8,022)	11,754	—	—
BNP Paribas	36,534	(170,379)	(133,845)	204,893	—	—
Citibank, N.A.	3,270	(5,265)	(1,995)	7,733	—	—
HSBC Bank plc	549	(2,478)	(1,929)	2,707	—	—
JPMorgan Chase Bank, N.A.	6,629	(8,948)	(2,319)	4,654	—	—
Morgan Stanley Capital Services Inc.	36,943	(170,812)	(133,869)	201,358	—	—
National Australia Bank Ltd.	2,674	—	2,674	—	—	2,674
Royal Bank of Canada	3,850	(16,031)	(12,181)	17,319	—	—
Standard Chartered Bank	638	(2,229)	(1,591)	1,595	—	—
State Street Bank & Trust Co.	54,623	(189,275)	(134,652)	263,777	—	—
Toronto-Dominion Bank	2,962	(139,246)	(136,284)	206,110	—	—
UBS AG	5,011	(5,736)	(725)	6,783	—	—
Exchange-Traded Futures Contracts	22	—	22	1,413	—	—
Total	177,705	(755,431)	(577,726)	948,202	—	2,674
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
136

Total International Bond II Index Fund
5. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution
137

Total International Bond II Index Fund
expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,314,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
138

Total International Bond II Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	531	—	531
Corporate Bonds	—	7,797,158	—	7,797,158
Sovereign Bonds	—	30,766,916	—	30,766,916
Temporary Cash Investments	672,560	—	—	672,560
Total	672,560	38,564,605	—	39,237,165
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	177,683	—	177,683
Liabilities
Futures Contracts[1]	818	—	—	818
Forward Currency Contracts	—	755,431	—	755,431
Total	818	755,431	—	756,249
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	177,683	177,683
Total Assets	—	177,683	177,683

Unrealized Depreciation—Futures Contracts[1]	818	—	818
Unrealized Depreciation—Forward Currency Contracts	—	755,431	755,431
Total Liabilities	818	755,431	756,249
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(685)	—	(685)
139

Total International Bond II Index Fund
	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Forward Currency Contracts	—	883,812	883,812
Realized Net Gain (Loss) on Derivatives	(685)	883,812	883,127
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(818)	—	(818)
Forward Currency Contracts	—	(577,748)	(577,748)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(818)	(577,748)	(578,566)
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,815,081
Gross Unrealized Appreciation	246,731
Gross Unrealized Depreciation	(1,403,213)
Net Unrealized Appreciation (Depreciation)	(1,156,482)
F.	During the period ended April 30, 2021, the fund purchased $41,805,966,000 of investment securities and sold $2,645,243,000 of investment securities, other than temporary cash investments. Purchases and sales include $30,473,531,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	February 17, 2021[1] to April 30, 2021
	Amount ($000)	Shares (000)
Investor Shares
Issued	730,759	73,073
Issued in Lieu of Cash Distributions	234	23
Redeemed	(1)	—
Net Increase (Decrease)—Investor Shares	730,992	73,096
Admiral Shares
Issued	3,743,018	186,906
Issued in Lieu of Cash Distributions	1,280	64
Redeemed	—	—
Net Increase (Decrease)—Admiral Shares	3,744,298	186,970
140

Total International Bond II Index Fund
	February 17, 2021[1] to April 30, 2021
	Amount ($000)	Shares (000)
Institutional Shares
Issued	35,948,825	1,199,573
Issued in Lieu of Cash Distributions	21,748	734
Redeemed	(8,339)	(280)
Net Increase (Decrease)—Institutional Shares	35,962,234	1,200,027
1	Inception.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
141

Trustees Approve Advisory Arrangement
The board of Vanguard Charlotte Funds approved the launch of Vanguard Total International Bond II Index Fund, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.
Cost
The board concluded that the fund’s estimated expense ratio was well below the average expense ratio charged by funds in its peer group.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
142

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond II Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk. The Vanguard Total International Bond II Index Fund was established after the Review Period and will be included in the next Program Administrator Report.
143

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44382 062021

Semiannual Report  |  April 30, 2021
Vanguard Global Credit Bond Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,006.30	$1.74
AdmiralTM Shares	1,000.00	1,007.20	1.24
Based on Hypothetical 5% Yearly Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
Admiral Shares	1,000.00	1,023.56	1.25
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Global Credit Bond Fund
Fund Allocation
As of April 30, 2021

United States	57.7%
United Kingdom	7.2
Germany	4.4
Canada	2.7
Colombia	2.7
Spain	2.0
Japan	1.9
Australia	1.8
Panama	1.7
Luxembourg	1.6
Finland	1.3
Switzerland	1.1
Other	13.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Credit Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.2%)
[1,2,3]	United States Treasury Note/Bond	0.125%	2/28/23–1/15/24	19,000	18,963
	United States Treasury Note/Bond	1.125%	2/15/31	3,200	3,056
Total U.S. Government and Agency Obligations (Cost $22,127)					22,019
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Ireland (0.1%)
[4,5]	Trafigura Securitisation Finance plc Series 2018-1A	3.730%	3/15/22	425	430
United States (0.5%)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2020-1A	2.680%	8/20/26	100	104
[4,5]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	100	104
[5]	COMM Mortgage Trust Series 2015-CR27	4.599%	10/10/48	135	146
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	62	65
[4,5]	Fair Square Issuance Trust Series 2020-AA	2.900%	9/20/24	100	101
[5]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	10	10
[4,5]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	510	534
[4,5]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	21
[4,5]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	102
[4,5]	Tesla Auto Lease Trust Series 2018-B	4.360%	10/20/21	100	101
					1,288
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,661)					1,718
Corporate Bonds (74.0%)
Australia (1.8%)
[4,5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	570
[4,5]	FMG Resources August 2006 Pty. Ltd.	4.500%	9/15/27	10	11
[6,7]	Macquarie Group Ltd., 3M Australian Bank Bill Rate+1.150%	1.187%	12/15/22	600	464
[6]	Macquarie Group Ltd.	3.250%	12/15/22	400	313
[4,5]	Macquarie Group Ltd.	1.340%	1/12/27	535	527
[6]	Pacific National Finance Pty. Ltd.	5.400%	5/12/27	370	319
[6]	Qantas Airways Ltd.	4.400%	10/10/23	310	254
[8]	Vicinity Centres Trust	1.125%	11/7/29	1,172	1,446
[5,6]	Westpac Banking Corp.	4.334%	8/16/29	500	418
[5]	Westpac Banking Corp.	2.894%	2/4/30	500	517
	Westpac Banking Corp.	2.963%	11/16/40	75	71
					4,910
Austria (0.2%)
[8]	JAB Holdings BV	3.375%	4/17/35	400	593
4

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Belgium (0.6%)
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	645	763
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	30
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	347
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	104
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	259
					1,503
Brazil (0.3%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	700	735
Canada (1.5%)
[4,5]	1011778 BC ULC	4.375%	1/15/28	55	56
[4,5]	1011778 BC ULC	3.500%	2/15/29	10	10
[4,5]	1011778 BC ULC	4.000%	10/15/30	25	24
	Canadian Natural Resources Ltd.	2.950%	1/15/23	150	156
	Canadian Natural Resources Ltd.	3.800%	4/15/24	125	134
	Canadian Natural Resources Ltd.	3.900%	2/1/25	110	119
	Canadian Natural Resources Ltd.	6.250%	3/15/38	60	79
	Cenovus Energy Inc.	3.000%	8/15/22	25	26
	Cenovus Energy Inc.	5.375%	7/15/25	162	184
	Cenovus Energy Inc.	4.250%	4/15/27	92	101
	Cenovus Energy Inc.	5.250%	6/15/37	35	39
	Cenovus Energy Inc.	5.400%	6/15/47	20	23
	Enbridge Inc.	3.700%	7/15/27	85	93
	Enbridge Inc.	3.125%	11/15/29	42	44
[4,5]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	415	410
[4,5]	Hudbay Minerals Inc.	4.500%	4/1/26	20	20
[4,5]	MEG Energy Corp.	6.500%	1/15/25	35	36
[4,5]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	4.200%	4/1/29	125	142
	Nutrien Ltd.	4.125%	3/15/35	70	78
[4,5]	Parkland Corp.	4.500%	10/1/29	20	21
	Suncor Energy Inc.	3.100%	5/15/25	340	364
	Suncor Energy Inc.	6.500%	6/15/38	60	82
	Suncor Energy Inc.	3.750%	3/4/51	90	90
[4,5]	Superior Plus LP	4.500%	3/15/29	10	10
[4,5]	Telesat Canada	5.625%	12/6/26	5	5
[9]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,413
	TransCanada PipeLines Ltd.	4.625%	3/1/34	100	115
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	158
	TransCanada PipeLines Ltd.	4.875%	5/15/48	75	90
					4,127
Denmark (0.6%)
[4,5]	Danske Bank A/S	1.171%	12/8/23	300	302
[5,8]	Danske Bank A/S	1.000%	5/15/31	1,100	1,320
					1,622
Finland (1.3%)
[5,8]	Elenia Verkko OYJ	0.375%	2/6/27	2,000	2,406
[8]	Sampo OYJ	3.375%	5/23/49	350	479
[5,8]	Sampo OYJ	2.500%	9/3/52	400	507
					3,392
France (0.7%)
[4,5]	BNP Paribas SA	2.819%	11/19/25	380	400
[4,5]	BNP Paribas SA	2.219%	6/9/26	250	257
[4,5]	BNP Paribas SA	1.323%	1/13/27	200	197
[4,5]	BNP Paribas SA	2.824%	1/26/41	225	206
[10]	Westfield America Management Ltd.	2.125%	3/30/25	613	863
					1,923
5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Germany (2.9%)
[10]	Aroundtown SA	3.250%	7/18/27	571	848
[10]	Aroundtown SA	3.625%	4/10/31	545	825
[4,5]	Bayer US Finance II LLC	4.375%	12/15/28	275	311
[4,5]	Daimler Finance North America LLC	0.750%	3/1/24	465	464
[5]	Deutsche Bank AG	2.222%	9/18/24	150	154
	Deutsche Bank AG	2.129%	11/24/26	165	167
[5,8]	Hamburg Commercial Bank AG	0.500%	5/23/22	500	604
[4,5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	220	219
[5,8]	Volkswagen Financial Services AG	2.250%	10/16/26	1,200	1,595
[6]	Volkswagen Financial Services Australia Pty. Ltd.	3.100%	4/17/23	500	401
[4,5]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	200	210
[4,5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	148
[8]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,540	1,937
					7,883
Ireland (0.5%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	490
	AerCap Ireland Capital DAC	4.450%	4/3/26	275	301
[4,5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	200	195
[4,5]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	225	239
					1,225
Italy (0.5%)
[4,5]	Intesa Sanpaolo SpA	3.250%	9/23/24	200	213
[5,8]	UniCredit SpA	1.200%	1/20/26	994	1,213
					1,426
Japan (1.5%)
	Mizuho Financial Group Inc.	1.234%	5/22/27	260	255
[4,5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	471
[5,8]	Nissan Motor Co. Ltd.	2.652%	3/17/26	600	787
[4,5]	Nissan Motor Co. Ltd.	4.345%	9/17/27	750	821
[5,8]	Nissan Motor Co. Ltd.	3.201%	9/17/28	300	408
[4,5]	NTT Finance Corp.	2.065%	4/3/31	40	40
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	225	246
[4,5]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	200	203
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	273
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	300	292
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	95
					3,891
Kazakhstan (0.3%)
[4,5,11]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	600	595
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	200	268
					863
Luxembourg (1.6%)
[5,8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	2,850	3,455
[5,8]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	600	748
					4,203
Malaysia (0.5%)
[5]	Petronas Capital Ltd.	3.500%	4/21/30	1,170	1,264
Mexico (0.1%)
	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	308
Netherlands (0.9%)
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	274
[8]	ING Groep NV	1.000%	11/13/30	1,400	1,697
	Shell International Finance BV	2.375%	11/7/29	190	194
	Shell International Finance BV	4.375%	5/11/45	70	83
	Shell International Finance BV	3.750%	9/12/46	191	207
6

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Trivium Packaging Finance BV	5.500%	8/15/26	5	5
[4,5]	Trivium Packaging Finance BV	8.500%	8/15/27	27	29
					2,489
Russia (0.4%)
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	400	419
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	600	664
					1,083
South Korea (0.0%)
[4,5]	Clark Equipment Co.	5.875%	6/1/25	13	14
Spain (2.0%)
	Banco Santander SA	2.749%	12/3/30	270	262
[5,8]	IE2 Holdco SAU	2.875%	6/1/26	3,400	4,563
	Telefonica Emisiones SA	4.103%	3/8/27	235	264
	Telefonica Emisiones SA	4.665%	3/6/38	250	286
					5,375
Sweden (0.1%)
[10]	Akelius Residential Property AB	2.375%	8/15/25	241	347
Switzerland (1.1%)
[8]	Credit Suisse Group AG	0.625%	1/18/33	600	673
[8]	Helvetia Europe SA	2.750%	9/30/41	900	1,165
	Novartis Capital Corp.	2.000%	2/14/27	150	155
	Novartis Capital Corp.	2.750%	8/14/50	60	58
[4,5]	UBS Group AG	2.650%	2/1/22	400	407
[4,5]	UBS Group AG	4.125%	9/24/25	500	558
					3,016
United Kingdom (6.5%)
	AstraZeneca plc	4.000%	1/17/29	225	254
	AstraZeneca plc	1.375%	8/6/30	100	92
	Barclays plc	3.684%	1/10/23	265	271
	Barclays plc	4.375%	9/11/24	250	273
	Barclays plc	1.007%	12/10/24	440	441
[5]	Barclays plc	3.932%	5/7/25	300	324
	Barclays plc	5.200%	5/12/26	200	227
	Barclays plc	4.337%	1/10/28	275	308
[5]	Barclays plc	5.088%	6/20/30	200	229
	BAT Capital Corp.	4.390%	8/15/37	535	551
	BAT Capital Corp.	4.540%	8/15/47	135	133
	BP Capital Markets plc	3.506%	3/17/25	50	55
	BP Capital Markets plc	3.279%	9/19/27	85	93
[5,8]	Cadent Finance plc	0.750%	3/11/32	1,000	1,187
[8]	easyJet FinCo BV	1.875%	3/3/28	900	1,072
	GlaxoSmithKline Capital plc	0.534%	10/1/23	200	201
	GlaxoSmithKline Capital plc	3.000%	6/1/24	250	268
[5,10]	Heathrow Funding Ltd.	6.750%	12/3/26	240	419
[5]	HSBC Holdings plc	2.633%	11/7/25	260	272
[5]	HSBC Holdings plc	1.645%	4/18/26	275	277
[5]	HSBC Holdings plc	2.099%	6/4/26	255	261
	HSBC Holdings plc	1.589%	5/24/27	210	208
[10]	HSBC Holdings plc	1.750%	7/24/27	1,000	1,388
[5]	HSBC Holdings plc	2.013%	9/22/28	300	297
	HSBC Holdings plc	6.500%	9/15/37	125	170
[4,5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	10
[10]	Leeds Building Society	1.500%	3/16/27	1,193	1,638
[5]	Lloyds Banking Group plc	2.858%	3/17/23	750	765
	Lloyds Banking Group plc	0.695%	5/11/24	605	606
[5]	Lloyds Banking Group plc	3.870%	7/9/25	275	299
	Natwest Group plc	3.875%	9/12/23	200	215
[5]	Natwest Group plc	4.269%	3/22/25	270	294
7

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Natwest Group plc	3.073%	5/22/28	225	236
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	800	1,332
	RELX Capital Inc.	3.000%	5/22/30	100	105
[4,5]	Rolls-Royce plc	5.750%	10/15/27	53	57
[4,5]	Standard Chartered plc	1.319%	10/14/23	250	252
	Vodafone Group plc	3.750%	1/16/24	190	206
	Vodafone Group plc	4.125%	5/30/25	260	291
	Vodafone Group plc	5.250%	5/30/48	290	369
[5,8]	WPP Finance SA	2.375%	5/19/27	900	1,210
[5,10]	WPP Finance SA	3.750%	5/19/32	250	388
					17,544
United States (48.1%)
[4,5]	7-Eleven Inc.	0.950%	2/10/26	200	196
[4,5]	7-Eleven Inc.	1.300%	2/10/28	150	144
[4,5]	7-Eleven Inc.	1.800%	2/10/31	100	95
[4,5]	7-Eleven Inc.	2.800%	2/10/51	100	91
	Abbott Laboratories	4.900%	11/30/46	125	164
	AbbVie Inc.	2.600%	11/21/24	185	196
	AbbVie Inc.	3.600%	5/14/25	200	219
	AbbVie Inc.	4.050%	11/21/39	210	235
	AbbVie Inc.	4.875%	11/14/48	185	228
	AbbVie Inc.	4.250%	11/21/49	150	170
	Adobe Inc.	2.150%	2/1/27	100	105
	AEP Transmission Co. LLC	4.250%	9/15/48	200	237
	Affiliated Managers Group Inc.	3.300%	6/15/30	265	281
	Aflac Inc.	1.125%	3/15/26	55	55
[5]	Air Lease Corp.	2.875%	1/15/26	125	130
[5]	Air Lease Corp.	3.750%	6/1/26	100	108
	Air Lease Corp.	3.125%	12/1/30	150	150
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	122
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	180	169
[4,5]	Alliant Holdings Intermediate LLC	4.250%	10/15/27	5	5
[4,5]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	12	13
[5]	Allina Health System	3.887%	4/15/49	265	296
[4,5]	Allison Transmission Inc.	4.750%	10/1/27	34	36
[4,5]	Allison Transmission Inc.	3.750%	1/30/31	22	21
	Ally Financial Inc.	1.450%	10/2/23	120	122
	Altria Group Inc.	4.400%	2/14/26	101	114
	Altria Group Inc.	4.800%	2/14/29	160	182
	Altria Group Inc.	3.400%	2/4/41	350	322
	Altria Group Inc.	5.950%	2/14/49	100	123
	Altria Group Inc.	4.450%	5/6/50	40	41
	Amazon.com Inc.	2.500%	6/3/50	115	104
	Ameren Corp.	2.500%	9/15/24	100	105
	Ameren Corp.	3.500%	1/15/31	150	162
	Ameren Illinois Co.	1.550%	11/15/30	70	66
	Ameren Illinois Co.	4.150%	3/15/46	75	88
[4,5]	American Airlines Inc.	5.500%	4/20/26	25	26
[4,5]	American Airlines Inc.	5.750%	4/20/29	60	64
[4,5]	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	5	5
[4,5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	25	25
[4,5,11]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	20	20
	American Express Co.	3.000%	10/30/24	375	405
[5]	American Honda Finance Corp.	0.650%	9/8/23	350	352
[5]	American Honda Finance Corp.	1.200%	7/8/25	66	66
	American International Group Inc.	4.500%	7/16/44	140	162
	American International Group Inc.	4.800%	7/10/45	32	38
	American International Group Inc.	4.375%	6/30/50	132	152
	American Tower Corp.	3.375%	10/15/26	170	185
	Amgen Inc.	2.200%	2/21/27	125	129
8

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.150%	2/21/40	155	155
	Amgen Inc.	5.150%	11/15/41	61	78
[4,5]	Amgen Inc.	2.770%	9/1/53	147	131
	Anthem Inc.	3.650%	12/1/27	375	417
	Anthem Inc.	3.125%	5/15/50	190	184
	Aon plc	4.600%	6/14/44	35	43
	Aon plc	4.750%	5/15/45	70	87
[5]	Appalachian Power Co.	4.500%	3/1/49	30	35
	Apple Inc.	1.200%	2/8/28	100	97
	Apple Inc.	1.650%	2/8/31	100	96
	Apple Inc.	2.375%	2/8/41	175	165
	Apple Inc.	3.850%	8/4/46	331	380
[4,5]	Aramark Services Inc.	6.375%	5/1/25	10	11
	Aramark Services Inc.	4.750%	6/1/26	60	62
[4,5]	Arconic Corp.	6.000%	5/15/25	7	7
[4,5]	Arconic Corp.	6.125%	2/15/28	15	16
[4,5]	Arcosa Inc.	4.375%	4/15/29	15	15
[4,5]	Ardagh Metal Packaging Finance USA LLC	3.250%	9/1/28	5	5
[4,5]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	15
[4,5]	Ardagh Packaging Finance plc	4.125%	8/15/26	20	21
	Asbury Automotive Group Inc.	4.500%	3/1/28	37	38
	Asbury Automotive Group Inc.	4.750%	3/1/30	34	36
	AT&T Inc.	1.700%	3/25/26	685	688
	AT&T Inc.	3.800%	2/15/27	190	211
	AT&T Inc.	4.350%	3/1/29	343	389
[5]	AT&T Inc.	4.300%	2/15/30	56	63
	AT&T Inc.	4.500%	5/15/35	40	45
	AT&T Inc.	4.900%	8/15/37	55	65
	AT&T Inc.	3.650%	6/1/51	210	203
[4,5]	AT&T Inc.	3.500%	9/15/53	325	300
[4,5]	AT&T Inc.	3.550%	9/15/55	328	302
[4,5]	AT&T Inc.	3.800%	12/1/57	96	92
[4,5]	AT&T Inc.	3.650%	9/15/59	130	120
[4,5]	Athene Global Funding	0.950%	1/8/24	195	195
[5,8]	Athene Global Funding	1.125%	9/2/25	2,170	2,701
[5,8]	Athene Global Funding	0.625%	1/12/28	900	1,069
	AutoZone Inc.	3.625%	4/15/25	375	410
	AutoZone Inc.	1.650%	1/15/31	207	192
[4,5]	Axalta Coating Systems LLC	4.750%	6/15/27	10	11
	Ball Corp.	5.000%	3/15/22	10	10
	Ball Corp.	2.875%	8/15/30	10	10
[5]	Bank of America Corp.	3.864%	7/23/24	350	374
[5]	Bank of America Corp.	0.810%	10/24/24	285	286
[5]	Bank of America Corp.	4.000%	1/22/25	75	83
[5]	Bank of America Corp.	0.981%	9/25/25	700	700
[5]	Bank of America Corp.	3.366%	1/23/26	239	258
[5]	Bank of America Corp.	1.319%	6/19/26	135	135
	Bank of America Corp.	1.734%	7/22/27	200	202
[5]	Bank of America Corp.	3.419%	12/20/28	355	385
[5]	Bank of America Corp.	3.194%	7/23/30	265	281
[5]	Bank of America Corp.	2.496%	2/13/31	150	150
[5]	Bank of America Corp.	1.898%	7/23/31	115	109
	Bank of America Corp.	2.687%	4/22/32	200	202
[5]	Bank of America Corp.	2.676%	6/19/41	170	160
	Bank of America Corp.	3.311%	4/22/42	60	61
[5]	Bank of America Corp.	4.875%	4/1/44	75	93
[5]	Bank of America Corp.	4.443%	1/20/48	35	41
[5]	Bank of America Corp.	4.083%	3/20/51	150	168
[5]	Bank of America Corp.	2.831%	10/24/51	100	92
[4,5]	Bausch Health Cos. Inc.	6.125%	4/15/25	7	7
[4,5]	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
9

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Bausch Health Cos. Inc.	5.750%	8/15/27	14	15
[4,5]	Bausch Health Cos. Inc.	7.000%	1/15/28	40	44
	Becton Dickinson & Co.	4.685%	12/15/44	40	48
	Becton Dickinson & Co.	4.669%	6/6/47	40	48
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	130	146
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	50	46
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	53
[8]	Berkshire Hathaway Inc.	0.500%	1/15/41	483	511
[4,5]	Berry Global Inc.	4.875%	7/15/26	28	30
[4,5]	Berry Global Inc.	5.625%	7/15/27	48	51
[4,5]	Big River Steel LLC	6.625%	1/31/29	21	23
	BlackRock Inc.	1.900%	1/28/31	160	156
	Block Financial LLC	3.875%	8/15/30	90	96
	Boeing Co.	2.800%	3/1/24	30	31
	Boeing Co.	4.875%	5/1/25	465	522
	Boeing Co.	2.750%	2/1/26	250	259
	Boeing Co.	2.250%	6/15/26	10	10
	Boeing Co.	5.150%	5/1/30	76	88
	Boeing Co.	5.705%	5/1/40	230	285
	Boeing Co.	5.805%	5/1/50	335	430
	Boeing Co.	5.930%	5/1/60	70	91
	BorgWarner Inc.	2.650%	7/1/27	670	702
	Boston Scientific Corp.	3.750%	3/1/26	500	555
	Boston Scientific Corp.	4.000%	3/1/29	85	95
[4,5]	Boyd Gaming Corp.	8.625%	6/1/25	27	30
[5]	BP Capital Markets America Inc.	3.216%	11/28/23	390	416
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	120	129
[5]	BP Capital Markets America Inc.	3.588%	4/14/27	250	276
	BP Capital Markets America Inc.	4.234%	11/6/28	45	51
	Bristol-Myers Squibb Co.	3.200%	6/15/26	290	318
	Bristol-Myers Squibb Co.	3.900%	2/20/28	50	57
	Bristol-Myers Squibb Co.	3.400%	7/26/29	300	331
	Brixmor Operating Partnership LP	2.250%	4/1/28	100	99
	Brixmor Operating Partnership LP	4.050%	7/1/30	275	302
	Broadcom Inc.	4.700%	4/15/25	110	124
[4,5]	Broadcom Inc.	1.950%	2/15/28	50	49
	Broadcom Inc.	5.000%	4/15/30	120	138
[4,5]	Broadcom Inc.	3.750%	2/15/51	80	77
[4,5]	BroadStreet Partners Inc.	5.875%	4/15/29	5	5
[4,5]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	43	46
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	239
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	140	149
[4,5]	Cable One Inc.	4.000%	11/15/30	17	17
[4,5]	Caesars Entertainment Inc.	8.125%	7/1/27	28	31
[4,5]	Caesars Resort Collection LLC	5.750%	7/1/25	2	2
	California Institute of Technology	3.650%	9/1/19	400	429
[4,5]	Calpine Corp.	4.500%	2/15/28	24	25
[4,5]	Cameron LNG LLC	3.701%	1/15/39	180	195
[5]	Capital One Bank USA NA	2.280%	1/28/26	300	309
[4,5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	20	20
[4,5]	Carnival Corp.	11.500%	4/1/23	22	25
[4,5]	Carnival Corp.	7.625%	3/1/26	9	10
[4,5]	Carnival Corp.	5.750%	3/1/27	20	21
	Carrier Global Corp.	3.377%	4/5/40	210	212
[5]	Caterpillar Financial Services Corp.	0.450%	9/14/23	416	417
[5]	Caterpillar Financial Services Corp.	1.100%	9/14/27	395	387
	Cboe Global Markets Inc.	1.625%	12/15/30	260	246
	CDW LLC	4.125%	5/1/25	15	16
[4,5]	Cedar Fair LP	5.500%	5/1/25	42	44
	Centene Corp.	3.000%	10/15/30	25	25
	Centene Corp.	2.500%	3/1/31	52	50
10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	70	71
[5]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	55	57
	CenterPoint Energy Inc.	4.250%	11/1/28	75	85
	CenterPoint Energy Inc.	2.950%	3/1/30	10	10
[4,5]	Charles River Laboratories International Inc.	3.750%	3/15/29	15	15
	Charles Schwab Corp.	0.750%	3/18/24	130	131
[5]	Charter Communications Operating LLC	4.500%	2/1/24	120	131
	Charter Communications Operating LLC	4.800%	3/1/50	200	220
	Charter Communications Operating LLC	3.700%	4/1/51	205	194
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	420	481
[4,5]	Cheniere Energy Inc.	4.625%	10/15/28	25	26
[4,5]	Cheniere Energy Partners LP	4.000%	3/1/31	25	25
	Chevron Corp.	2.236%	5/11/30	75	75
[4,5]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	275	301
	Chevron USA Inc.	3.250%	10/15/29	50	54
	Chevron USA Inc.	4.200%	10/15/49	40	46
	Chevron USA Inc.	2.343%	8/12/50	70	60
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	142
	Chubb INA Holdings Inc.	1.375%	9/15/30	200	186
	Chubb INA Holdings Inc.	4.350%	11/3/45	210	255
[4,5]	Churchill Downs Inc.	5.500%	4/1/27	58	60
[4,5]	Churchill Downs Inc.	4.750%	1/15/28	41	42
	Cigna Corp.	4.800%	8/15/38	255	308
	Cigna Corp.	3.400%	3/15/50	150	149
	Cimarex Energy Co.	3.900%	5/15/27	40	44
	Cimarex Energy Co.	4.375%	3/15/29	30	34
[11]	Citigroup Inc.	0.981%	5/1/25	210	211
	Citigroup Inc.	3.200%	10/21/26	246	267
	Citigroup Inc.	4.300%	11/20/26	150	169
[5]	Citigroup Inc.	3.668%	7/24/28	329	362
[5]	Citigroup Inc.	2.976%	11/5/30	250	261
[11]	Citigroup Inc.	2.561%	5/1/32	200	200
	Citigroup Inc.	4.650%	7/23/48	95	118
[5]	City of Hope	4.378%	8/15/48	160	191
[4,5]	Clarios Global LP	6.750%	5/15/25	5	5
[4,5]	Clarios Global LP	8.500%	5/15/27	45	49
[4,5]	Clean Harbors Inc.	4.875%	7/15/27	25	26
[4,5]	Clean Harbors Inc.	5.125%	7/15/29	10	11
	Clearway Energy Operating LLC	5.000%	9/15/26	16	17
[4,5]	Clearway Energy Operating LLC	4.750%	3/15/28	29	30
	CMS Energy Corp.	3.450%	8/15/27	350	387
	CNH Industrial Capital LLC	1.950%	7/2/23	200	206
[4,5]	CNX Resources Corp.	6.000%	1/15/29	25	27
	Coca-Cola Co.	1.000%	3/15/28	325	312
	Coca-Cola Co.	3.000%	3/5/51	100	98
[4,11]	Cogent Communications Group Inc.	3.500%	5/1/26	10	10
	Comcast Corp.	3.150%	2/15/28	225	244
	Comcast Corp.	4.150%	10/15/28	70	81
	Comcast Corp.	2.650%	2/1/30	275	284
	Comcast Corp.	4.400%	8/15/35	155	183
	Comcast Corp.	3.250%	11/1/39	145	150
	Comcast Corp.	4.500%	1/15/43	140	169
	Comcast Corp.	4.700%	10/15/48	134	168
	Comcast Corp.	4.950%	10/15/58	85	113
	Commonwealth Edison Co.	3.800%	10/1/42	115	128
[4,5]	CommScope Inc.	6.000%	3/1/26	8	8
[4,5]	CommScope Inc.	8.250%	3/1/27	12	13
[4,5]	CommScope Inc.	7.125%	7/1/28	26	28
	Conagra Brands Inc.	4.850%	11/1/28	175	206
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	240	262
	Connecticut Light & Power Co.	4.000%	4/1/48	80	93
11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	ConocoPhillips	3.750%	10/1/27	65	72
[4,5]	ConocoPhillips	2.400%	2/15/31	40	40
[4,5]	ConocoPhillips	4.875%	10/1/47	30	37
	ConocoPhillips Co.	4.950%	3/15/26	90	105
	ConocoPhillips Co.	4.300%	11/15/44	65	75
[5]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	111
	Constellation Brands Inc.	3.200%	2/15/23	40	42
	Constellation Brands Inc.	3.750%	5/1/50	150	158
	Corporate Office Properties LP	2.250%	3/15/26	175	180
	Corporate Office Properties LP	2.750%	4/15/31	170	168
	Crown Castle International Corp.	3.700%	6/15/26	366	403
	Crown Castle International Corp.	3.800%	2/15/28	68	75
	Crown Castle International Corp.	5.200%	2/15/49	85	106
[4,5]	CrownRock LP	5.625%	10/15/25	10	10
[4,5]	CrownRock LP	5.000%	5/1/29	10	10
[4,5]	CSC Holdings LLC	5.375%	2/1/28	40	42
[4,5]	CSC Holdings LLC	4.625%	12/1/30	16	16
[4,5,11]	CSC Holdings LLC	4.500%	11/15/31	35	35
	CSX Corp.	4.750%	11/15/48	190	233
	CVS Health Corp.	4.780%	3/25/38	190	227
	CVS Health Corp.	4.125%	4/1/40	210	233
	CVS Health Corp.	5.050%	3/25/48	75	92
	CVS Health Corp.	4.250%	4/1/50	100	112
	DCP Midstream Operating LP	5.625%	7/15/27	6	7
[4,5]	Dell International LLC	6.020%	6/15/26	80	96
[4,5]	Dell International LLC	6.100%	7/15/27	120	147
[4,5]	Dell International LLC	5.300%	10/1/29	278	329
[4,5]	Dell International LLC	8.100%	7/15/36	300	444
[4,5]	Dell International LLC	8.350%	7/15/46	125	196
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[4,5]	Delta Air Lines Inc.	7.000%	5/1/25	40	47
[4,5]	Delta Air Lines Inc.	4.500%	10/20/25	115	123
[4,5]	Delta Air Lines Inc.	4.750%	10/20/28	671	736
	Delta Air Lines Inc.	3.750%	10/28/29	35	35
	Devon Energy Corp.	5.850%	12/15/25	40	47
	Devon Energy Corp.	5.600%	7/15/41	30	36
	DH Europe Finance II Sarl	2.600%	11/15/29	125	129
	DH Europe Finance II Sarl	3.400%	11/15/49	125	129
	Diamondback Energy Inc.	4.750%	5/31/25	30	34
	Diamondback Energy Inc.	3.250%	12/1/26	255	271
	Diamondback Energy Inc.	4.400%	3/24/51	105	110
[8]	Digital Dutch Finco BV	1.000%	1/15/32	900	1,073
	Discovery Communications LLC	4.900%	3/11/26	265	303
	Discovery Communications LLC	4.650%	5/15/50	55	61
[4,5]	Discovery Communications LLC	4.000%	9/15/55	142	139
[5]	Dominion Energy Inc.	3.300%	3/15/25	70	76
	Dominion Energy Inc.	4.250%	6/1/28	65	74
[5]	Dominion Energy Inc.	3.375%	4/1/30	35	38
[5]	Dominion Energy Inc.	4.050%	9/15/42	170	188
	Dominion Energy Inc.	4.700%	12/1/44	130	157
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	80	99
[4,5]	Double Eagle III Midco 1 LLC	7.750%	12/15/25	39	44
	Dow Chemical Co.	4.375%	11/15/42	180	207
	DTE Electric Co.	2.250%	3/1/30	145	146
	DTE Electric Co.	3.700%	6/1/46	75	82
	DTE Electric Co.	2.950%	3/1/50	85	83
[5]	DTE Energy Co.	2.600%	6/15/22	580	593
[5]	DTE Energy Co.	1.050%	6/1/25	165	164
	Duke Energy Carolinas LLC	2.550%	4/15/31	65	66
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	26
	Duke Energy Carolinas LLC	4.250%	12/15/41	155	183
12

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	1.750%	6/15/30	50	48
	Duke Energy Florida LLC	3.400%	10/1/46	65	68
	Duke Energy Indiana LLC	2.750%	4/1/50	75	69
	Duke Energy Progress LLC	4.100%	5/15/42	130	150
	DuPont de Nemours Inc.	4.205%	11/15/23	100	109
	DuPont de Nemours Inc.	4.493%	11/15/25	100	114
	DuPont de Nemours Inc.	5.319%	11/15/38	40	51
	Electronic Arts Inc.	1.850%	2/15/31	170	162
	Electronic Arts Inc.	2.950%	2/15/51	165	156
[4,5]	Element Solutions Inc.	3.875%	9/1/28	17	17
	Eli Lilly & Co.	2.500%	9/15/60	100	86
	Enable Midstream Partners LP	3.900%	5/15/24	15	16
	Enable Midstream Partners LP	4.950%	5/15/28	120	134
	Enbridge Energy Partners LP	5.500%	9/15/40	50	61
	Encompass Health Corp.	4.500%	2/1/28	26	27
	Encompass Health Corp.	4.625%	4/1/31	6	6
[4,5]	Endeavor Energy Resources LP	6.625%	7/15/25	4	4
[4,5]	Endeavor Energy Resources LP	5.750%	1/30/28	15	16
	Energy Transfer LP	4.500%	11/1/23	310	334
	Energy Transfer LP	4.250%	4/1/24	150	162
	Energy Transfer LP	3.750%	5/15/30	80	83
	Energy Transfer LP	6.050%	6/1/41	65	76
	Energy Transfer LP	6.500%	2/1/42	100	122
	Energy Transfer LP	6.250%	4/15/49	70	84
[4,5]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	10	10
	Enstar Group Ltd.	4.950%	6/1/29	250	284
[4]	Entegris Inc.	3.625%	5/1/29	20	20
	Entergy Corp.	1.900%	6/15/28	135	133
	Entergy Corp.	2.800%	6/15/30	90	92
	Entergy Corp.	2.400%	6/15/31	35	34
	Entergy Louisiana LLC	3.250%	4/1/28	300	324
	Entergy Louisiana LLC	2.900%	3/15/51	150	143
	Entergy Texas Inc.	4.000%	3/30/29	75	84
	Entergy Texas Inc.	3.550%	9/30/49	100	103
	Enterprise Products Operating LLC	5.950%	2/1/41	80	106
	Enterprise Products Operating LLC	4.850%	3/15/44	140	163
	Enterprise Products Operating LLC	4.900%	5/15/46	30	35
	Enterprise Products Operating LLC	4.250%	2/15/48	50	54
	EOG Resources Inc.	3.900%	4/1/35	20	22
[4,5]	EQM Midstream Partners LP	6.500%	7/1/27	16	18
[4,5]	EQM Midstream Partners LP	4.500%	1/15/29	10	10
	EQT Corp.	3.000%	10/1/22	4	4
	EQT Corp.	3.900%	10/1/27	20	21
	EQT Corp.	5.000%	1/15/29	25	27
	Equitable Holdings Inc.	5.000%	4/20/48	40	49
	Essex Portfolio LP	4.500%	3/15/48	60	70
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	125	126
	Evergy Inc.	2.900%	9/15/29	375	386
	Exelon Corp.	3.400%	4/15/26	40	44
	Exelon Corp.	4.450%	4/15/46	345	404
[4,5]	Expedia Group Inc.	6.250%	5/1/25	6	7
	Expedia Group Inc.	5.000%	2/15/26	1,200	1,362
	Exxon Mobil Corp.	2.610%	10/15/30	250	256
[8]	Exxon Mobil Corp.	1.408%	6/26/39	900	1,057
	Exxon Mobil Corp.	4.227%	3/19/40	155	178
	Exxon Mobil Corp.	4.114%	3/1/46	130	146
	Federal Realty Investment Trust	3.950%	1/15/24	375	405
	FedEx Corp.	3.200%	2/1/25	35	38
	FedEx Corp.	2.400%	5/15/31	230	228
	FedEx Corp.	3.250%	5/15/41	180	179
13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	3.875%	8/1/42	30	32
	FedEx Corp.	5.250%	5/15/50	100	130
[5]	FirstEnergy Corp.	4.400%	7/15/27	10	11
	FirstEnergy Corp.	2.650%	3/1/30	25	25
[5]	FirstEnergy Corp.	3.400%	3/1/50	10	9
	Florida Power & Light Co.	4.125%	2/1/42	55	65
	Florida Power & Light Co.	3.800%	12/15/42	150	170
	Florida Power & Light Co.	3.150%	10/1/49	75	77
	FMC Corp.	4.500%	10/1/49	30	35
	Ford Motor Credit Co. LLC	3.087%	1/9/23	13	13
	Ford Motor Credit Co. LLC	5.125%	6/16/25	10	11
	Ford Motor Credit Co. LLC	4.134%	8/4/25	5	5
	Ford Motor Credit Co. LLC	3.375%	11/13/25	75	77
	Ford Motor Credit Co. LLC	4.125%	8/17/27	22	23
	Ford Motor Credit Co. LLC	3.815%	11/2/27	12	12
	Ford Motor Credit Co. LLC	2.900%	2/16/28	20	20
	Fox Corp.	4.030%	1/25/24	200	217
	Fox Corp.	3.050%	4/7/25	20	21
	Fox Corp.	5.476%	1/25/39	255	320
	Freeport-McMoRan Inc.	4.125%	3/1/28	15	16
	Freeport-McMoRan Inc.	4.375%	8/1/28	20	21
	Freeport-McMoRan Inc.	4.625%	8/1/30	20	22
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	12
[4,5]	Frontier Communications Corp.	5.875%	10/15/27	7	7
[4,5]	Frontier Communications Corp.	5.000%	5/1/28	31	32
[4,5]	Frontier Communications Corp.	6.750%	5/1/29	10	11
	FS KKR Capital Corp.	3.400%	1/15/26	220	225
[4,5]	GE Capital Funding LLC	3.450%	5/15/25	225	244
[4,5]	GE Capital Funding LLC	4.400%	5/15/30	275	313
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	200	230
	General Dynamics Corp.	3.250%	4/1/25	40	44
	General Dynamics Corp.	3.750%	5/15/28	280	314
	General Dynamics Corp.	4.250%	4/1/40	95	113
	General Electric Co.	3.450%	5/1/27	205	224
	General Electric Co.	3.625%	5/1/30	53	58
	General Electric Co.	4.250%	5/1/40	60	67
	General Electric Co.	4.350%	5/1/50	100	111
[4,5]	General Mills Inc.	3.000%	2/1/51	225	213
	General Motors Co.	5.400%	10/2/23	146	162
	General Motors Co.	6.125%	10/1/25	150	178
	General Motors Co.	5.200%	4/1/45	175	205
	General Motors Financial Co. Inc.	3.150%	6/30/22	400	411
	General Motors Financial Co. Inc.	5.200%	3/20/23	205	222
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	431
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	142
	General Motors Financial Co. Inc.	1.250%	1/8/26	200	197
	General Motors Financial Co. Inc.	4.350%	1/17/27	208	232
[4,5]	Georgia-Pacific LLC	1.750%	9/30/25	245	251
	Gilead Sciences Inc.	0.750%	9/29/23	340	340
	Gilead Sciences Inc.	4.150%	3/1/47	50	56
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	800	824
[6,7]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate+1.550%	1.560%	5/2/24	300	236
	Goldman Sachs Group Inc.	3.750%	5/22/25	624	685
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	264
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	153
	Goldman Sachs Group Inc.	1.992%	1/27/32	320	304
	Goldman Sachs Group Inc.	2.615%	4/22/32	100	100
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	140	164
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	101
14

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	12	14
[4,5]	Graphic Packaging International LLC	3.500%	3/1/29	7	7
[4,5]	H&E Equipment Services Inc.	3.875%	12/15/28	35	34
	HCA Inc.	5.375%	2/1/25	45	50
	HCA Inc.	4.125%	6/15/29	130	145
	HCA Inc.	5.250%	6/15/49	105	129
[4,5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[4,5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[4,5]	Hill-Rom Holdings Inc.	5.000%	2/15/25	15	15
[4,5]	Hill-Rom Holdings Inc.	4.375%	9/15/27	45	47
[4,5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	72	76
[4,5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	11
	Home Depot Inc.	2.800%	9/14/27	55	59
	Home Depot Inc.	3.900%	12/6/28	96	110
	Home Depot Inc.	2.950%	6/15/29	100	107
	Home Depot Inc.	1.375%	3/15/31	150	140
	Home Depot Inc.	4.250%	4/1/46	30	36
	Home Depot Inc.	3.900%	6/15/47	225	257
	Home Depot Inc.	4.500%	12/6/48	75	94
	Honeywell International Inc.	1.350%	6/1/25	445	454
	Honeywell International Inc.	2.800%	6/1/50	155	150
[4,5]	Imola Merger Corp.	4.750%	5/15/29	35	36
[4,5]	Ingevity Corp.	3.875%	11/1/28	15	15
	Intel Corp.	3.150%	5/11/27	300	328
	Intel Corp.	4.750%	3/25/50	135	171
	Intercontinental Exchange Inc.	0.700%	6/15/23	160	161
	Intercontinental Exchange Inc.	2.650%	9/15/40	110	102
	Intercontinental Exchange Inc.	3.000%	9/15/60	70	63
	International Business Machines Corp.	3.300%	5/15/26	160	176
[4,5]	International Game Technology plc	4.125%	4/15/26	5	5
[4,5]	International Game Technology plc	6.250%	1/15/27	3	3
	International Paper Co.	4.800%	6/15/44	60	73
	International Paper Co.	4.350%	8/15/48	40	47
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	115
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	25	32
	Intuit Inc.	0.950%	7/15/25	190	191
	Intuit Inc.	1.350%	7/15/27	120	119
	Invesco Finance plc	5.375%	11/30/43	55	70
[4,5]	Jazz Securities DAC	4.375%	1/15/29	7	7
	Johnson & Johnson	2.450%	9/1/60	100	89
[5]	Johnson Controls International plc	5.125%	9/14/45	28	36
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	530	574
	JPMorgan Chase & Co.	1.578%	4/22/27	250	251
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	534	585
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	30	33
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	288	323
	JPMorgan Chase & Co.	2.580%	4/22/32	300	301
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	290	321
	JPMorgan Chase & Co.	2.525%	11/19/41	190	173
	JPMorgan Chase & Co.	3.157%	4/22/42	200	201
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	70	78
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	105	102
	JPMorgan Chase & Co.	3.328%	4/22/52	200	200
	Kaiser Foundation Hospitals	3.150%	5/1/27	647	710
	Kellogg Co.	4.500%	4/1/46	115	135
	Keurig Dr Pepper Inc.	5.085%	5/25/48	50	64
	Keurig Dr Pepper Inc.	3.350%	3/15/51	150	150
	Kimberly-Clark Corp.	1.050%	9/15/27	175	171
	Kimberly-Clark Corp.	3.100%	3/26/30	100	109
	Kimco Realty Corp.	3.300%	2/1/25	30	32
	Kimco Realty Corp.	4.250%	4/1/45	150	168
15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	160	199
	Kinder Morgan Inc.	5.300%	12/1/34	225	270
	Kinder Morgan Inc.	5.550%	6/1/45	25	30
	Kraft Heinz Foods Co.	3.875%	5/15/27	16	17
	Kraft Heinz Foods Co.	3.750%	4/1/30	15	16
	Kraft Heinz Foods Co.	4.250%	3/1/31	110	121
[4,5]	Kraton Polymers LLC	4.250%	12/15/25	11	11
	Kroger Co.	2.650%	10/15/26	265	282
	Kroger Co.	2.200%	5/1/30	100	99
	Kroger Co.	3.875%	10/15/46	125	133
	Kroger Co.	4.450%	2/1/47	200	230
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	210	241
	L3Harris Technologies Inc.	5.054%	4/27/45	30	38
	Laboratory Corp. of America Holdings	3.250%	9/1/24	200	214
[4,5]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	5	5
[4,5]	Ladder Capital Finance Holdings LLLP	4.250%	2/1/27	27	26
	Lamar Media Corp.	3.750%	2/15/28	22	22
[4,5]	Lamb Weston Holdings Inc.	4.625%	11/1/24	10	10
[4,5]	Lamb Weston Holdings Inc.	4.875%	11/1/26	31	32
[4,5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	31	34
	Lennar Corp.	5.250%	6/1/26	40	46
	Lennar Corp.	4.750%	11/29/27	50	58
[4,5]	Level 3 Financing Inc.	4.625%	9/15/27	67	69
[4,5]	Level 3 Financing Inc.	3.625%	1/15/29	20	19
[4,5]	Lithia Motors Inc.	4.625%	12/15/27	15	16
[4,5]	Lithia Motors Inc.	4.375%	1/15/31	21	22
[4,5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[4,5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	34
[4,5]	Live Nation Entertainment Inc.	4.750%	10/15/27	55	56
[4,5]	Live Nation Entertainment Inc.	3.750%	1/15/28	9	9
	Lockheed Martin Corp.	3.800%	3/1/45	165	184
	Lockheed Martin Corp.	4.700%	5/15/46	40	51
	Lowe's Cos. Inc.	3.100%	5/3/27	305	331
	Lowe's Cos. Inc.	1.300%	4/15/28	100	96
	Lowe's Cos. Inc.	4.050%	5/3/47	55	61
	LYB International Finance III LLC	2.875%	5/1/25	85	90
	LYB International Finance III LLC	3.375%	5/1/30	150	161
	LYB International Finance III LLC	3.375%	10/1/40	100	101
	Marathon Oil Corp.	5.200%	6/1/45	20	22
	Marathon Petroleum Corp.	4.750%	12/15/23	195	214
	Marathon Petroleum Corp.	4.700%	5/1/25	130	147
	Marathon Petroleum Corp.	3.800%	4/1/28	100	109
	Marathon Petroleum Corp.	4.750%	9/15/44	40	45
	Marathon Petroleum Corp.	5.000%	9/15/54	55	62
[5]	Marriott International Inc.	4.625%	6/15/30	25	28
	Mastercard Inc.	2.950%	3/15/51	150	149
[5]	McDonald's Corp.	3.625%	9/1/49	150	158
[5]	McDonald's Corp.	4.200%	4/1/50	175	202
	McKesson Corp.	3.950%	2/16/28	150	169
[8]	Medtronic Global Holdings SCA	1.375%	10/15/40	510	612
	Merck & Co. Inc.	3.400%	3/7/29	210	233
[4,5]	Meritage Homes Corp.	3.875%	4/15/29	60	62
	MetLife Inc.	4.125%	8/13/42	75	87
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	8	9
[4,5]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	35	37
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	27	29
[4,5]	MGM Growth Properties Operating Partnership LP	3.875%	2/15/29	15	15
16

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	2.525%	6/1/50	130	121
[4,5]	Mileage Plus Holdings LLC	6.500%	6/20/27	337	370
	Mondelez International Inc.	1.500%	2/4/31	200	185
[5]	Morgan Stanley	3.125%	1/23/23	413	432
[5]	Morgan Stanley	2.720%	7/22/25	480	507
[5]	Morgan Stanley	2.188%	4/28/26	170	177
	Morgan Stanley	1.593%	5/4/27	195	196
[8]	Morgan Stanley	0.406%	10/29/27	2,538	3,054
[5]	Morgan Stanley	3.591%	7/22/28	275	303
[5]	Morgan Stanley	2.699%	1/22/31	135	138
[5]	Morgan Stanley	1.794%	2/13/32	250	235
[5]	Morgan Stanley	3.971%	7/22/38	90	102
[5]	Morgan Stanley	4.457%	4/22/39	75	89
	Morgan Stanley	3.217%	4/22/42	135	137
	Morgan Stanley	4.300%	1/27/45	30	36
[5]	Morgan Stanley	2.802%	1/25/52	90	83
	Mosaic Co.	4.875%	11/15/41	30	34
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	211
	MPLX LP	1.750%	3/1/26	225	227
	MPLX LP	4.500%	4/15/38	170	187
[4,5]	MSCI Inc.	3.625%	9/1/30	15	15
[4,11]	MSCI Inc.	3.625%	11/1/31	25	25
[4,5]	Mueller Water Products Inc.	5.500%	6/15/26	25	26
[8]	Mylan Inc.	2.125%	5/23/25	1,920	2,461
	Nasdaq Inc.	2.500%	12/21/40	100	90
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	200	215
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	25	28
[4,5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	69
[4,5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	134
[4,5]	NCL Corp. Ltd.	5.875%	3/15/26	36	38
[4,5]	Nestle Holdings Inc.	1.000%	9/15/27	325	315
[4,5]	Nestle Holdings Inc.	4.000%	9/24/48	300	355
[4,5]	Netflix Inc.	3.625%	6/15/25	40	43
	Newmont Corp.	2.800%	10/1/29	200	207
	Newmont Corp.	2.250%	10/1/30	60	59
[4,5]	News Corp.	3.875%	5/15/29	10	10
[4,5]	Nexstar Broadcasting Inc.	5.625%	7/15/27	5	5
[4,5]	Nexstar Broadcasting Inc.	4.750%	11/1/28	22	22
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	300	320
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	55	60
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	119
[4,5]	Nielsen Finance LLC	5.625%	10/1/28	27	29
	Norfolk Southern Corp.	3.050%	5/15/50	100	96
	Northern States Power Co.	6.250%	6/1/36	144	201
	Northrop Grumman Corp.	4.030%	10/15/47	150	169
	Northrop Grumman Corp.	5.250%	5/1/50	125	167
	NRG Energy Inc.	7.250%	5/15/26	35	36
	NRG Energy Inc.	6.625%	1/15/27	12	13
[4,5]	NRG Energy Inc.	2.450%	12/2/27	117	117
	Nucor Corp.	2.000%	6/1/25	45	47
	Nucor Corp.	2.700%	6/1/30	110	113
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	22
	NVIDIA Corp.	3.500%	4/1/40	185	202
	NVIDIA Corp.	3.700%	4/1/60	50	55
	Occidental Petroleum Corp.	3.500%	6/15/25	10	10
	Occidental Petroleum Corp.	5.550%	3/15/26	16	17
	Occidental Petroleum Corp.	3.400%	4/15/26	5	5
	Occidental Petroleum Corp.	3.200%	8/15/26	42	41
17

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	3.000%	2/15/27	15	14
	Occidental Petroleum Corp.	4.400%	8/15/49	20	17
	Omega Healthcare Investors Inc.	5.250%	1/15/26	708	810
	Omega Healthcare Investors Inc.	3.375%	2/1/31	550	556
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	230	246
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	134
	ONEOK Inc.	5.850%	1/15/26	100	118
	ONEOK Inc.	3.400%	9/1/29	90	94
	ONEOK Inc.	4.950%	7/13/47	50	55
	ONEOK Inc.	5.200%	7/15/48	30	34
	Oracle Corp.	2.500%	4/1/25	520	548
	Oracle Corp.	1.650%	3/25/26	450	455
	Oracle Corp.	2.300%	3/25/28	200	203
	Oracle Corp.	2.950%	4/1/30	40	41
	Oracle Corp.	2.875%	3/25/31	230	234
	Oracle Corp.	3.600%	4/1/40	200	205
	Oracle Corp.	3.650%	3/25/41	150	154
	Oracle Corp.	3.950%	3/25/51	115	120
[4,5]	Organon Finance 1 LLC	4.125%	4/30/28	30	31
[4,5]	Organon Finance 1 LLC	5.125%	4/30/31	20	21
	Pacific Gas & Electric Co.	3.300%	12/1/27	100	103
	Pacific Gas & Electric Co.	3.300%	8/1/40	25	22
	Pacific Gas & Electric Co.	3.500%	8/1/50	35	30
	PacifiCorp	4.150%	2/15/50	225	262
	Packaging Corp. of America	3.400%	12/15/27	20	22
	Packaging Corp. of America	4.050%	12/15/49	50	57
[4,5]	Pattern Energy Operations LP	4.500%	8/15/28	14	14
	PECO Energy Co.	4.150%	10/1/44	130	151
	PECO Energy Co.	3.900%	3/1/48	50	57
	PepsiCo Inc.	3.450%	10/6/46	75	80
[4,5]	Performance Food Group Inc.	6.875%	5/1/25	10	11
[4,5]	Performance Food Group Inc.	5.500%	10/15/27	45	47
[4,5]	PetSmart Inc.	4.750%	2/15/28	17	18
[4,5]	PetSmart Inc.	7.750%	2/15/29	10	11
	Pfizer Inc.	2.550%	5/28/40	225	216
[8]	Philip Morris International Inc.	2.000%	5/9/36	850	1,087
	Philip Morris International Inc.	4.250%	11/10/44	165	186
	Phillips 66	3.900%	3/15/28	50	55
	Phillips 66	4.650%	11/15/34	80	93
	Phillips 66 Partners LP	3.605%	2/15/25	50	54
	Phillips 66 Partners LP	3.750%	3/1/28	55	59
	Phillips 66 Partners LP	3.150%	12/15/29	7	7
	Pioneer Natural Resources Co.	1.900%	8/15/30	180	168
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	189
	Plains All American Pipeline LP	4.500%	12/15/26	160	177
	Plains All American Pipeline LP	4.900%	2/15/45	30	30
[4,5]	Playtika Holding Corp.	4.250%	3/15/29	20	20
[4,5]	Post Holdings Inc.	5.750%	3/1/27	10	10
[4,5]	Post Holdings Inc.	4.500%	9/15/31	32	32
	PPG Industries Inc.	1.200%	3/15/26	125	124
	Prudential Financial Inc.	3.935%	12/7/49	310	347
[5]	Prudential Financial Inc.	4.350%	2/25/50	65	77
[5]	Public Service Co. of Colorado	6.250%	9/1/37	60	86
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	109
[5]	Public Service Electric & Gas Co.	3.200%	8/1/49	100	104
	PulteGroup Inc.	5.500%	3/1/26	45	53
	PulteGroup Inc.	5.000%	1/15/27	15	17
[4,5]	QualityTech LP	3.875%	10/1/28	10	10
	Ralph Lauren Corp.	2.950%	6/15/30	200	208
[4,5]	Range Resources Corp.	8.250%	1/15/29	31	34
[4,5]	Rattler Midstream LP	5.625%	7/15/25	7	7
18

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	3.200%	3/15/24	130	139
	Raytheon Technologies Corp.	3.950%	8/16/25	15	17
	Raytheon Technologies Corp.	4.125%	11/16/28	236	268
	Raytheon Technologies Corp.	4.625%	11/16/48	160	196
[4,5]	Realogy Group LLC	7.625%	6/15/25	5	5
[10]	Realty Income Corp.	1.625%	12/15/30	600	811
	Republic Services Inc.	1.750%	2/15/32	100	93
[4,5]	Reynolds Group Issuer Inc.	4.000%	10/15/27	40	40
[4,5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
[4,5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
[4,5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	5	6
[4,5]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	20	21
	RPM International Inc.	3.750%	3/15/27	110	121
	RPM International Inc.	4.550%	3/1/29	115	130
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	70	80
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	130
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	210	232
	Sabra Health Care LP	5.125%	8/15/26	875	982
[4,5]	Sabre GLBL Inc.	9.250%	4/15/25	15	18
[4,5]	Sabre GLBL Inc.	7.375%	9/1/25	11	12
	Santander Holdings USA Inc.	4.400%	7/13/27	250	279
[4,5]	SBA Communications Corp.	3.125%	2/1/29	42	40
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	35
[4,5]	Scripps Escrow II Inc.	3.875%	1/15/29	11	11
[4,5]	Scripps Escrow II Inc.	5.375%	1/15/31	15	15
[4,5]	Seagate HDD Cayman	3.125%	7/15/29	10	10
[4,5]	Seagate HDD Cayman	4.125%	1/15/31	100	101
	Sempra Energy	3.250%	6/15/27	170	184
	Sempra Energy	4.000%	2/1/48	25	27
	Sherwin-Williams Co.	4.500%	6/1/47	80	95
[8]	Simon International Finance SCA	1.125%	3/19/33	400	480
	Simon Property Group LP	3.500%	9/1/25	270	295
	Simon Property Group LP	3.250%	9/13/49	35	34
[4,5]	Sirius XM Radio Inc.	4.625%	7/15/24	10	10
[4,5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
[5]	Southern California Edison Co.	4.200%	3/1/29	125	140
	Southern California Edison Co.	4.500%	9/1/40	50	57
	Southern California Edison Co.	4.000%	4/1/47	70	73
[5]	Southern California Edison Co.	4.875%	3/1/49	20	24
[5]	Southern Co.	3.700%	4/30/30	60	66
	Southern Co.	4.400%	7/1/46	30	34
	Southwest Airlines Co.	5.250%	5/4/25	70	80
	Southwest Airlines Co.	5.125%	6/15/27	80	94
	Southwest Airlines Co.	2.625%	2/10/30	250	252
	Spectra Energy Partners LP	4.500%	3/15/45	90	101
	Sprint Corp.	7.125%	6/15/24	50	58
	Sprint Corp.	7.625%	3/1/26	5	6
[4,5]	SS&C Technologies Inc.	5.500%	9/30/27	19	20
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	127
	Starbucks Corp.	3.500%	3/1/28	25	28
	Starbucks Corp.	3.500%	11/15/50	125	127
	State Street Corp.	2.825%	3/30/23	40	41
	Steel Dynamics Inc.	2.400%	6/15/25	35	37
	Steel Dynamics Inc.	3.450%	4/15/30	100	108
	Synchrony Financial	3.950%	12/1/27	460	500
	Sysco Corp.	5.650%	4/1/25	131	153
[4,5]	Tallgrass Energy Partners LP	7.500%	10/1/25	3	3
[4,5]	Tallgrass Energy Partners LP	6.000%	12/31/30	6	6
	Targa Resources Partners LP	6.500%	7/15/27	50	54
[4,5]	Targa Resources Partners LP	4.000%	1/15/32	10	10
[4,5]	TEGNA Inc.	4.750%	3/15/26	17	18
19

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
[4,5]	Tenet Healthcare Corp.	7.500%	4/1/25	5	5
[4,5]	Tenet Healthcare Corp.	4.875%	1/1/26	40	42
[4,5]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Time Warner Cable LLC	4.500%	9/15/42	55	59
	TJX Cos. Inc.	2.250%	9/15/26	200	210
	TJX Cos. Inc.	3.875%	4/15/30	25	28
	T-Mobile USA Inc.	4.500%	2/1/26	29	30
[4,5]	T-Mobile USA Inc.	1.500%	2/15/26	340	341
[4,5]	T-Mobile USA Inc.	3.750%	4/15/27	100	110
	T-Mobile USA Inc.	2.625%	2/15/29	30	29
[4,5]	T-Mobile USA Inc.	3.875%	4/15/30	170	186
	T-Mobile USA Inc.	2.875%	2/15/31	6	6
[4,5]	T-Mobile USA Inc.	3.000%	2/15/41	235	220
[4,5]	T-Mobile USA Inc.	3.600%	11/15/60	300	287
[4,5]	TMS International Corp.	6.250%	4/15/29	6	6
	Toll Brothers Finance Corp.	4.350%	2/15/28	45	49
[5]	Toyota Motor Credit Corp.	0.500%	8/14/23	400	401
[5]	Toyota Motor Credit Corp.	1.800%	2/13/25	400	414
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	6
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	95
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	46
[4,5]	TransDigm Inc.	8.000%	12/15/25	10	11
[4,5]	TransDigm Inc.	6.250%	3/15/26	49	52
	TransDigm Inc.	5.500%	11/15/27	37	38
[4,5]	TransDigm Inc.	4.875%	5/1/29	35	34
	Tri Pointe Homes Inc.	5.700%	6/15/28	10	11
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	179
[4,5]	Twitter Inc.	3.875%	12/15/27	10	11
	Tyson Foods Inc.	5.100%	9/28/48	80	103
[5]	UDR Inc.	2.950%	9/1/26	15	16
	Union Electric Co.	4.000%	4/1/48	65	74
	Union Electric Co.	3.250%	10/1/49	75	77
	Union Pacific Corp.	2.150%	2/5/27	490	509
	Union Pacific Corp.	3.950%	9/10/28	300	342
	Union Pacific Corp.	3.250%	2/5/50	107	107
	United Airlines Holdings Inc.	4.875%	1/15/25	22	22
[4,5]	United Airlines Inc.	4.375%	4/15/26	20	21
[4,5]	United Airlines Inc.	4.625%	4/15/29	35	36
	United Parcel Service Inc.	5.300%	4/1/50	180	250
	United States Steel Corp.	6.875%	3/1/29	25	26
	UnitedHealth Group Inc.	2.375%	8/15/24	525	555
	UnitedHealth Group Inc.	2.750%	5/15/40	100	98
	UnitedHealth Group Inc.	4.375%	3/15/42	280	335
[4,5]	Uniti Group LP	7.875%	2/15/25	12	13
[4,5]	Uniti Group LP	4.750%	4/15/28	10	10
[4,5]	Uniti Group LP	6.500%	2/15/29	36	36
[8]	Upjohn Finance BV	1.908%	6/23/32	600	757
	US Bancorp	1.450%	5/12/25	235	240
[4,5]	Vail Resorts Inc.	6.250%	5/15/25	46	49
	Valero Energy Corp.	4.350%	6/1/28	70	78
	Valero Energy Corp.	4.900%	3/15/45	30	34
	VEREIT Operating Partnership LP	3.400%	1/15/28	10	11
	VEREIT Operating Partnership LP	2.200%	6/15/28	160	161
	Verizon Communications Inc.	0.750%	3/22/24	245	246
	Verizon Communications Inc.	3.376%	2/15/25	120	131
	Verizon Communications Inc.	0.850%	11/20/25	150	148
	Verizon Communications Inc.	1.450%	3/20/26	170	171
	Verizon Communications Inc.	3.000%	3/22/27	200	215
	Verizon Communications Inc.	2.100%	3/22/28	250	252
	Verizon Communications Inc.	4.016%	12/3/29	75	85
20

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	2.550%	3/21/31	65	65
[10]	Verizon Communications Inc.	2.500%	4/8/31	1,100	1,593
	Verizon Communications Inc.	4.400%	11/1/34	140	164
	Verizon Communications Inc.	4.812%	3/15/39	150	182
	Verizon Communications Inc.	2.650%	11/20/40	75	70
	Verizon Communications Inc.	3.850%	11/1/42	100	109
	Verizon Communications Inc.	4.862%	8/21/46	140	173
	Verizon Communications Inc.	4.000%	3/22/50	80	87
	Verizon Communications Inc.	3.550%	3/22/51	470	478
	Verizon Communications Inc.	3.000%	11/20/60	100	90
	Verizon Communications Inc.	3.700%	3/22/61	130	132
	ViacomCBS Inc.	4.750%	5/15/25	360	408
	ViacomCBS Inc.	4.200%	6/1/29	60	67
	ViacomCBS Inc.	4.375%	3/15/43	300	325
[4,5]	Viatris Inc.	2.700%	6/22/30	175	173
[4,5]	Viatris Inc.	3.850%	6/22/40	250	255
[4,5]	Vine Energy Holdings LLC	6.750%	4/15/29	25	25
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	75	81
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	240	258
[5]	Virginia Electric & Power Co.	2.875%	7/15/29	270	286
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	50	58
[4,5]	Vistra Operations Co. LLC	5.625%	2/15/27	20	21
[4,5]	Vistra Operations Co. LLC	5.000%	7/31/27	8	8
	VMware Inc.	3.900%	8/21/27	360	399
	VMware Inc.	4.700%	5/15/30	130	152
	Walt Disney Co.	1.750%	8/30/24	240	248
	Walt Disney Co.	3.700%	3/23/27	70	79
	Walt Disney Co.	6.650%	11/15/37	100	148
	Walt Disney Co.	3.500%	5/13/40	125	134
	Walt Disney Co.	2.750%	9/1/49	45	42
	Walt Disney Co.	3.600%	1/13/51	45	49
	Waste Management Inc.	0.750%	11/15/25	200	198
	Waste Management Inc.	1.150%	3/15/28	100	96
[5]	Wells Fargo & Co.	2.164%	2/11/26	450	466
[5]	Wells Fargo & Co.	2.188%	4/30/26	475	493
[5]	Wells Fargo & Co.	4.300%	7/22/27	375	425
[5]	Wells Fargo & Co.	2.879%	10/30/30	345	358
[5]	Wells Fargo & Co.	3.068%	4/30/41	360	356
[5]	Wells Fargo & Co.	4.650%	11/4/44	75	88
[5]	Wells Fargo & Co.	4.400%	6/14/46	60	68
[5]	Wells Fargo & Co.	5.013%	4/4/51	80	104
[5,10]	Wells Fargo Bank NA	5.250%	8/1/23	2,000	3,025
	Welltower Inc.	4.250%	4/1/26	50	56
[4,5]	WESCO Distribution Inc.	7.250%	6/15/28	31	34
	Western Digital Corp.	4.750%	2/15/26	39	43
	Western Midstream Operating LP	5.300%	2/1/30	30	33
	Weyerhaeuser Co.	4.000%	11/15/29	131	147
	Weyerhaeuser Co.	4.000%	4/15/30	10	11
[4,5]	William Carter Co.	5.500%	5/15/25	28	30
	Williams Cos. Inc.	6.300%	4/15/40	65	85
	Williams Cos. Inc.	4.850%	3/1/48	30	34
[4,5]	Williams Scotsman International Inc.	4.625%	8/15/28	9	9
	Willis North America Inc.	4.500%	9/15/28	155	178
	Willis North America Inc.	2.950%	9/15/29	85	89
	Willis North America Inc.	3.875%	9/15/49	70	76
	WPX Energy Inc.	5.250%	10/15/27	29	31
	WPX Energy Inc.	5.875%	6/15/28	9	10
	WPX Energy Inc.	4.500%	1/15/30	81	87
[4,5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	31
	Xcel Energy Inc.	3.300%	6/1/25	275	297
	Xcel Energy Inc.	3.500%	12/1/49	200	205
21

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Yum! Brands Inc.	7.750%	4/1/25	7	8
[4,5]	Zayo Group Holdings Inc.	4.000%	3/1/27	22	22
[4,5]	Zayo Group Holdings Inc.	6.125%	3/1/28	20	21
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	284
	Zoetis Inc.	3.000%	5/15/50	190	185
					129,663
Total Corporate Bonds (Cost $196,437)					199,399
Sovereign Bonds (15.7%)
Azerbaijan (0.3%)
[5]	Republic of Azerbaijan	4.750%	3/18/24	600	653
[5]	Republic of Azerbaijan	3.500%	9/1/32	260	262
					915
Brazil (0.2%)
[5]	Federative Republic of Brazil	4.750%	1/14/50	583	547
Canada (1.2%)
[9]	Canada	1.000%	9/1/22	1,400	1,151
[9]	Canada	4.000%	6/1/41	385	420
[9]	Canada	2.750%	12/1/48	300	280
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	884
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	393
					3,128
Chile (0.2%)
[5]	Empresa de Transporte de Pasajeros Metro SA	5.000%	1/25/47	385	449
Colombia (2.6%)
	Ecopetrol SA	5.875%	9/18/23	525	577
[5]	Republic of Colombia	4.500%	1/28/26	4,964	5,445
[5]	Republic of Colombia	4.500%	3/15/29	450	490
[5]	Republic of Colombia	3.000%	1/30/30	415	406
[5]	Republic of Colombia	3.875%	2/15/61	200	178
					7,096
Croatia (0.1%)
[8]	Republic of Croatia	1.750%	3/4/41	250	303
Ecuador (0.3%)
[5]	Republic of Ecuador	0.000%	7/31/30	700	386
[4,5]	Republic of Ecuador	0.000%	7/31/30	650	359
					745
El Salvador (0.1%)
[5]	Republic of El Salvador	9.500%	7/15/52	200	227
Georgia (0.3%)
[4,5]	Republic of Georgia	2.750%	4/22/26	710	713
Germany (1.4%)
[8]	Federal Republic of Germany	0.000%	10/10/25	2,000	2,470
[8]	Federal Republic of Germany	0.500%	2/15/28	1,000	1,281
					3,751
Guatemala (0.2%)
[5]	Republic of Guatemala	4.375%	6/5/27	510	558
Hungary (0.3%)
[8]	Republic of Hungary	1.625%	4/28/32	700	897
22

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
India (0.5%)
	Export-Import Bank of India	3.875%	3/12/24	1,000	1,069
[5]	Export-Import Bank of India	3.875%	2/1/28	200	214
					1,283
Indonesia (0.7%)
[5]	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	600	668
[4,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	438
[8]	Republic of Indonesia	1.750%	4/24/25	650	819
					1,925
Israel (0.3%)
	State of Israel	3.800%	5/13/60	291	317
	State of Israel	4.500%	4/3/20	325	399
					716
Japan (0.4%)
[12]	Japan	0.100%	6/20/24	65,000	599
[12]	Japan	0.100%	12/20/26	30,000	277
[12]	Japan	0.100%	6/20/29	10,000	92
[12]	Japan	1.700%	9/20/33	6,000	65
					1,033
Mexico (0.6%)
	United Mexican States	4.500%	4/22/29	700	786
[5]	United Mexican States	3.250%	4/16/30	300	307
[5]	United Mexican States	4.750%	4/27/32	440	495
					1,588
Morocco (0.3%)
[4,5,8]	Kingdom of Morocco	2.000%	9/30/30	670	797
Panama (1.6%)
[5]	Republic of Panama	4.000%	9/22/24	350	382
[5]	Republic of Panama	3.750%	3/16/25	3,705	4,040
					4,422
Peru (0.5%)
	Republic of Peru	7.350%	7/21/25	180	221
[5]	Republic of Peru	2.392%	1/23/26	600	617
[5]	Republic of Peru	2.783%	1/23/31	400	401
					1,239
Philippines (0.6%)
[8]	Republic of the Philippines	1.750%	4/28/41	1,450	1,706
Republic of North Macedonia (0.2%)
[4,8]	Republic of North Macedonia	1.625%	3/10/28	415	482
Romania (0.3%)
[8]	Republic of Romania	2.500%	2/8/30	500	640
[5,8]	Republic of Romania	2.625%	12/2/40	126	148
[5,8]	Republic of Romania	3.375%	1/28/50	125	157
					945
Saudi Arabia (0.3%)
[5]	Kingdom of Saudi Arabia	4.000%	4/17/25	300	331
[5]	KSA Sukuk Ltd.	3.628%	4/20/27	541	594
					925
Serbia (0.5%)
[4,5,8]	Republic of Serbia	3.125%	5/15/27	611	807
[8]	Republic of Serbia	3.125%	5/15/27	350	463
					1,270
South Africa (0.1%)
	Republic of South Africa	4.850%	9/27/27	300	317
23

Global Credit Bond Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ukraine (0.2%)
[4,5]	Ukraine Government Bond		6.876%	5/21/29	470	471
United Arab Emirates (0.8%)
[4,5]	Finance Department Government of Sharjah		4.000%	7/28/50	350	307
[5]	Sharjah Sukuk Program Ltd.		3.854%	4/3/26	1,750	1,880
						2,187
United Kingdom (0.6%)
[10]	United Kingdom		1.750%	9/7/37	300	447
[10]	United Kingdom		4.500%	12/7/42	180	398
[10]	United Kingdom		3.250%	1/22/44	150	285
[10]	United Kingdom		1.500%	7/22/47	250	357
[10]	United Kingdom		3.500%	7/22/68	90	228
						1,715
Total Sovereign Bonds (Cost $41,318)						42,350
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $319)		5.871%	11/15/39	300	380
					Shares
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[13]	Vanguard Market Liquidity Fund (Cost $3,690)		0.068%		36,902	3,690
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	5/21/21	32	$134.00	4,288	1
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	2,422	6
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	2,429	7
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	6
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	7
24

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
5-Year CDX-NA-IG-S36-V1, Credit Protection Purchased, Pays 1.000% Quarterly	CITNA	7/21/21	0.625%	1,590	2
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	7/21/21	1.060%	6,940	35
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	8/18/21	1.060%	2,070	15
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	8/18/21	1.060%	1,370	10
5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	8/18/21	1.060%	390	3
					91
Total Options Purchased (Cost $133)					92
Total Investments (100.0%) (Cost $265,685)					269,648
Other Assets and Liabilities—Net (0.0%)					(85)
Net Assets (100.0%)					269,563
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $97,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $284,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $1,442,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $27,954,000, representing 10.4% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Face amount denominated in Australian dollars.
7	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
12	Face amount denominated in Japanese yen.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
25

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year Government of Canada Bond	June 2021	12	1,233	(9)
10-Year Government of Canada Bond	June 2021	27	3,061	(52)
AUD 10-Year Treasury Bond	June 2021	2	215	—
Euro-Bobl	June 2021	2	324	—
Euro-Bund	June 2021	15	3,066	(3)
Euro-Buxl	June 2021	3	728	(8)
Euro-Schatz	June 2021	56	7,546	(3)
Long Gilt	June 2021	3	529	(5)
Long U.S. Treasury Bond	June 2021	21	3,302	15
Mini 10-Year Japanese Government Bond	June 2021	5	692	2
Ultra Long U.S. Treasury Bond	June 2021	9	1,673	(6)
				(69)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2021	(9)	(1,987)	—
5-Year U.S. Treasury Note	June 2021	(95)	(11,774)	8
10-Year U.S. Treasury Note	June 2021	(12)	(1,584)	6
Ultra 10-Year U.S. Treasury Note	June 2021	(1)	(145)	—
				14
				(55)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/28/21	AUD	87	USD	68	—	(1)
Morgan Stanley Capital Services LLC	5/28/21	CAD	84	USD	69	—	—
BNP Paribas	7/22/22	JPY	248,425	USD	2,485	—	(197)
State Street Bank & Trust Co.	5/28/21	MXN	874	USD	44	—	—
Standard Chartered Bank	5/28/21	NOK	277	USD	33	—	—
Goldman Sachs Bank USA	5/28/21	NZD	47	USD	33	—	—
State Street Bank & Trust Co.	5/28/21	USD	2,451	AUD	3,156	19	—
26

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	5/28/21	USD	67	AUD	87	—	—
State Street Bank & Trust Co.	5/28/21	USD	3,343	CAD	4,107	1	—
Standard Chartered Bank	5/28/21	USD	68	CAD	84	—	(1)
State Street Bank & Trust Co.	5/28/21	USD	55,903	EUR	46,298	214	—
Morgan Stanley Capital Services LLC	5/28/21	USD	266	EUR	221	—	—
State Street Bank & Trust Co.	5/28/21	USD	14,694	GBP	10,563	105	—
BNP Paribas	7/22/22	USD	2,968	JPY	298,962	215	—
Morgan Stanley Capital Services LLC	5/28/21	USD	591	JPY	64,394	2	—
Standard Chartered Bank	5/28/21	USD	4	NZD	5	—	—
						556	(199)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese Yen.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S36-V1	06/20/26	USD	1,370	(5.000)	(142)	(6)
CDX-NA-IG-S36-V1	06/20/26	USD	795	(1.000)	(21)	(1)
						(7)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

27

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
BAT International Finance plc/Baa2	12/20/25	JPMC	2,200[2]	1.000	40	40	—	—
Petroleos Mexicanos/Ba2	6/20/21	MSCS	350	1.000	—	(1)	1	—
Republic of Peru/A3	6/20/26	JPMC	125	1.000	—	1	—	(1)
Russian Federation/Baa3	6/20/26	GSI	650	1.000	2	—	2	—
Unibail-Rodamco-Westfield SE/Baa2	6/20/26	GSI	1,300[2]	1.000	(11)	(18)	7	—
					31	22	10	(1)
Credit Protection Purchased
Republic of Colombia	6/20/26	GSI	5,630	(1.000)	69	83	—	(14)
Republic of South Africa	6/20/26	GSI	380	(1.000)	21	24	—	(3)
					90	107	—	(17)
					121	129	10	(18)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2021, the counterparties had deposited in segregated accounts cash of $10,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Global Credit Bond Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $261,995)	265,958
Affiliated Issuers (Cost $3,690)	3,690
Total Investments in Securities	269,648
Investment in Vanguard	10
Cash	87
Foreign Currency, at Value (Cost $158)	157
Receivables for Investment Securities Sold	1,145
Receivables for Accrued Income	1,982
Receivables for Capital Shares Issued	472
Swap Premiums Paid	148
Variation Margin Receivable—Centrally Cleared Swap Contracts	2
Unrealized Appreciation—Forward Currency Contracts	556
Unrealized Appreciation—Over-the-Counter Swap Contracts	10
Total Assets	274,217
Liabilities
Payables for Investment Securities Purchased	3,639
Payables for Capital Shares Redeemed	750
Payables to Vanguard	29
Swap Premiums Received	19
Variation Margin Payable—Futures Contracts	—
Unrealized Depreciation—Forward Currency Contracts	199
Unrealized Depreciation—Over-the-Counter Swap Contracts	18
Total Liabilities	4,654
Net Assets	269,563
29

Global Credit Bond Fund
Statement of Assets and Liabilities (continued)
At April 30, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	264,687
Total Distributable Earnings (Loss)	4,876
Net Assets	269,563

Investor Shares—Net Assets
Applicable to 3,907,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,798
Net Asset Value Per Share—Investor Shares	$10.95

Admiral Shares—Net Assets
Applicable to 10,350,047 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	226,765
Net Asset Value Per Share—Admiral Shares	$21.91
See accompanying Notes, which are an integral part of the Financial Statements.
30

Global Credit Bond Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	2,655
Total Income	2,655
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative—Investor Shares	67
Management and Administrative—Admiral Shares	260
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—Admiral Shares	5
Custodian Fees	18
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	365
Net Investment Income	2,290
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,252
Futures Contracts	(204)
Options Purchased	(122)
Options Written	129
Swap Contracts	64
Forward Currency Contracts	(3,300)
Foreign Currencies	465
Realized Net Gain (Loss)	1,284
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,941)
Futures Contracts	(148)
Options Purchased	(58)
Options Written	6
Swap Contracts	24
Forward Currency Contracts	13
Foreign Currencies	(11)
Change in Unrealized Appreciation (Depreciation)	(2,115)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,459
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Global Credit Bond Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,290	4,892
Realized Net Gain (Loss)	1,284	7,417
Change in Unrealized Appreciation (Depreciation)	(2,115)	1,861
Net Increase (Decrease) in Net Assets Resulting from Operations	1,459	14,170
Distributions
Investor Shares	(1,456)	(2,050)
Admiral Shares	(8,153)	(11,449)
Total Distributions	(9,609)	(13,499)
Capital Share Transactions
Investor Shares	3,318	9,189
Admiral Shares	12,654	43,893
Net Increase (Decrease) from Capital Share Transactions	15,972	53,082
Total Increase (Decrease)	7,822	53,753
Net Assets
Beginning of Period	261,741	207,988
End of Period	269,563	261,741
See accompanying Notes, which are an integral part of the Financial Statements.
32

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Nov. 15, 2018[1] to October 31, 2019

Net Asset Value, Beginning of Period	$11.26	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.087	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	(.010)	.619	1.045
Total from Investment Operations	.077	.850	1.332
Distributions
Dividends from Net Investment Income	(.129)	(.338)	(.242)
Distributions from Realized Capital Gains	(.258)	(.342)	—
Total Distributions	(.387)	(.680)	(.242)
Net Asset Value, End of Period	$10.95	$11.26	$11.09
Total Return[3]	0.63%	8.10%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	1.57%	2.11%	2.78%[4]
Portfolio Turnover Rate	84%[5]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 26% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
33

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Nov. 15, 2018[1] to October 31, 2019

Net Asset Value, Beginning of Period	$22.52	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.185	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	(.009)	1.228	2.101
Total from Investment Operations	.176	1.713	2.692
Distributions
Dividends from Net Investment Income	(.270)	(.699)	(.502)
Distributions from Realized Capital Gains	(.516)	(.684)	—
Total Distributions	(.786)	(1.383)	(.502)
Net Asset Value, End of Period	$21.91	$22.52	$22.19
Total Return[3]	0.72%	8.16%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$227	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%[4]
Ratio of Net Investment Income to Average Net Assets	1.67%	2.21%	2.88%[4]
Portfolio Turnover Rate	84%[5]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Includes 26% attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between
35

Global Credit Bond Fund
changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 13% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
36

Global Credit Bond Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 37% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2021, the fund’s average value of options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
37

Global Credit Bond Fund
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2021, the fund’s average value of investments in swaptions purchased and swaptions written each less than 1% of net assets, based on the average market values at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing
38

Global Credit Bond Fund
broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2021, the fund's average amounts of investments in credit protection sold and credit protection purchased each represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to
39

Global Credit Bond Fund
the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
9. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and
40

Global Credit Bond Fund
an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Global Credit Bond Fund
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	22,019	—	22,019
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,718	—	1,718
Corporate Bonds	—	199,399	—	199,399
Sovereign Bonds	—	42,350	—	42,350
Taxable Municipal Bonds	—	380	—	380
Temporary Cash Investments	3,690	—	—	3,690
Options Purchased	1	91	—	92
Total	3,691	265,957	—	269,648

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	556	—	556
Futures Contracts[1]	31	—	—	31
Swap Contracts	—	10	—	10
Total	31	566	—	597
Liabilities
Forward Currency Contracts	—	199	—	199
Futures Contracts[1]	86	—	—	86
Swap Contracts	7[1]	18	—	25
Total	93	217	—	310
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Credit Bond Fund
D.  At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	27	—	65	92
Swap Premiums Paid	—	—	148	148
Unrealized Appreciation—Futures Contracts[1]	31	—	—	31
Unrealized Appreciation—Forward Currency Contracts	—	556	—	556
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	10	10
Total Assets	58	556	223	837

Swap Premiums Received	—	—	19	19
Unrealized Depreciation—Futures Contracts[1]	86	—	—	86
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	7	7
Unrealized Depreciation—Forward Currency Contracts	—	199	—	199
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	18	18
Total Liabilities	86	199	44	329
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Credit Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(204)	—	—	(204)
Options Purchased	(78)	—	(44)	(122)
Options Written	52	—	77	129
Forward Currency Contracts	—	(3,300)	—	(3,300)
Swap Contracts	58	—	6	64
Realized Net Gain (Loss) on Derivatives	(172)	(3,300)	39	(3,433)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(148)	—	—	(148)
Options Purchased	(31)	—	(27)	(58)
Options Written	(12)	—	18	6
Forward Currency Contracts	—	13	—	13
Swap Contracts	—	—	24	24
Change in Unrealized Appreciation (Depreciation) on Derivatives	(191)	13	15	(163)
E.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	266,366
Gross Unrealized Appreciation	6,794
Gross Unrealized Depreciation	(3,096)
Net Unrealized Appreciation (Depreciation)	3,698
F.  During the six months ended April 30, 2021, the fund purchased $139,944,000 of investment securities and sold $130,469,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $110,311,000 and $86,667,000, respectively.
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Global Credit Bond Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	19,104	1,704	39,066	3,549
Issued in Lieu of Cash Distributions	1,231	110	1,693	159
Redeemed	(17,017)	(1,526)	(31,570)	(2,882)
Net Increase (Decrease)—Investor Shares	3,318	288	9,189	826
Admiral Shares
Issued	59,272	2,640	142,247	6,445
Issued in Lieu of Cash Distributions	6,639	298	9,379	439
Redeemed	(53,257)	(2,402)	(107,733)	(5,045)
Net Increase (Decrease)—Admiral Shares	12,654	536	43,893	1,839
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
45

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Credit Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Credit Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q20252 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Global Credit Bond Fund, Vanguard Total International Bond Index Fund, and Vanguard Total International Bond II Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD Charlotte FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference